UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders for the Goldman Sachs Dynamic Municipal Income Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs Municipal Income Completion Fund, and Goldman Sachs Short Duration Tax-Free Fund is filed herewith.

Annual Shareholder Report

March 31, 2025

Goldman Sachs Dynamic Municipal Income Fund

Class A: GSMIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$73	0.72%

How did the Fund perform and what affected its performance?

The broad municipal bond market posted gains, with supply/demand conditions, credit fundamentals and economic factors the key influences. New issuance, which reached historic levels during the annual period, was met with strong investor demand, as higher absolute yields on tax-exempt securities and a solid credit backdrop created a strong environment for municipal bonds. Credit fundamentals remained positive overall, as improved revenues and conservative budgets helped most state and local governments end their fiscal years with surpluses. Among economic factors, inflation readings were a major focus. Investors also monitored labor market data, watching for signs of weakness, which could suggest U.S. economic growth was slowing. Toward the end of the annual period, municipal securities broadly weakened, as demand softened ahead of the April 15th tax filing deadline and amid rising uncertainty about federal government policies. Market volatility increased, with investors trying to assess the impact of the new Administration’s cuts, the implementation of trade tariffs, the potential elimination of the tax exemption for municipal securities and possible limitations on the ability of certain issuers to bring tax-exempt debt to market.

Top Contributors to Performance:

  The Fund benefited from its overall credit positioning, as spreads tightened. In particular, the Fund’s bias toward lower-rated and non-rated municipal securities added to its performance versus the Bloomberg Municipal Bond 1-10 Year Blend Index (Index). Lower-rated municipal securities broadly outperformed higher-rated municipal securities due to the positive credit backdrop.

  Individual bottom-up security selection contributed positively overall, led by selection among power/electric revenue bonds, transportation revenue bonds, and state and local general obligation bonds.

  Within state positioning, the Fund’s overweight relative to the Index in Puerto Rico credits bolstered returns.

Top Detractors from Performance:

  The Fund’s combined duration and yield curve positioning hurt its relative performance. The Fund was hindered by its longer duration positioning compared to the Index and by its relative overweight in the longer maturity end of the municipal yield curve. Specifically, the Fund’s overweight in securities with maturities of 20 years and longer detracted from performance, as longer-term municipal yields rose and the municipal yield curve steepened during the annual period.

  Sector positioning overall had a slightly negative impact on the Fund’s relative returns, with an overweight in tobacco revenue bonds detracting most.

  The Fund’s state positioning, especially its overweight in Illinois credits, hampered relative performance.

  Within bottom-up security selection, investments in project finance revenue bonds, tobacco revenue bonds and special assessment bonds detracted from relative returns.

Goldman Sachs Dynamic Municipal Income Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	Bloomberg Municipal Bond 1-10 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$9,625	$10,000	$10,000
3/16	$10,270	$9,885	$10,286	$10,196
3/17	$10,448	$10,056	$10,308	$10,241
3/18	$10,846	$10,439	$10,430	$10,364
3/19	$11,454	$11,025	$10,913	$10,828
3/20	$11,405	$10,977	$11,215	$11,795
3/21	$12,431	$11,965	$11,725	$11,879
3/22	$11,976	$11,527	$11,256	$11,386
3/23	$11,818	$11,375	$11,471	$10,842
3/24	$12,400	$11,935	$11,721	$11,026
3/25	$12,666	$12,191	$11,954	$11,564

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	2.15%	2.12%	2.39%
Class A Including sale charges	-1.70%	1.34%	2.00%
Bloomberg Municipal Bond 1-10 Year Blend Index	1.99%	1.28%	1.80%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Dynamic Municipal Income Fund

Class A

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$11,200,845,242
# of Portfolio Holdings	4,684
Portfolio Turnover Rate	27%
Total Net Advisory Fees Paid	$35,623,250

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Assessment	10.4%
Hospital	9.9%
Corporate	6.8%
Airport	6.5%
Water/Sewer	5.8%
Sales Tax	5.6%
State GO	5.4%
School District GO	4.7%
University	4.1%
State Appropriation	3.6%
City/County GO	3.5%
Toll	3.1%
Corporate Elec	2.5%
LT Health	2.4%
Other	25.3%

Goldman Sachs Dynamic Municipal Income Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Municipal Income Fund

38141W828-AR-0325     Class A

Annual Shareholder Report

March 31, 2025

Goldman Sachs Dynamic Municipal Income Fund

Class C: GSMUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$148	1.47%

How did the Fund perform and what affected its performance?

The broad municipal bond market posted gains, with supply/demand conditions, credit fundamentals and economic factors the key influences. New issuance, which reached historic levels during the annual period, was met with strong investor demand, as higher absolute yields on tax-exempt securities and a solid credit backdrop created a strong environment for municipal bonds. Credit fundamentals remained positive overall, as improved revenues and conservative budgets helped most state and local governments end their fiscal years with surpluses. Among economic factors, inflation readings were a major focus. Investors also monitored labor market data, watching for signs of weakness, which could suggest U.S. economic growth was slowing. Toward the end of the annual period, municipal securities broadly weakened, as demand softened ahead of the April 15th tax filing deadline and amid rising uncertainty about federal government policies. Market volatility increased, with investors trying to assess the impact of the new Administration’s cuts, the implementation of trade tariffs, the potential elimination of the tax exemption for municipal securities and possible limitations on the ability of certain issuers to bring tax-exempt debt to market.

Top Contributors to Performance:

  The Fund benefited from its overall credit positioning, as spreads tightened. In particular, the Fund’s bias toward lower-rated and non-rated municipal securities added to its performance versus the Bloomberg Municipal Bond 1-10 Year Blend Index (Index). Lower-rated municipal securities broadly outperformed higher-rated municipal securities due to the positive credit backdrop.

  Individual bottom-up security selection contributed positively overall, led by selection among power/electric revenue bonds, transportation revenue bonds, and state and local general obligation bonds.

  Within state positioning, the Fund’s overweight relative to the Index in Puerto Rico credits bolstered returns.

Top Detractors from Performance:

  The Fund’s combined duration and yield curve positioning hurt its relative performance. The Fund was hindered by its longer duration positioning compared to the Index and by its relative overweight in the longer maturity end of the municipal yield curve. Specifically, the Fund’s overweight in securities with maturities of 20 years and longer detracted from performance, as longer-term municipal yields rose and the municipal yield curve steepened during the annual period.

  Sector positioning overall had a slightly negative impact on the Fund’s relative returns, with an overweight in tobacco revenue bonds detracting most.

  The Fund’s state positioning, especially its overweight in Illinois credits, hampered relative performance.

  Within bottom-up security selection, investments in project finance revenue bonds, tobacco revenue bonds and special assessment bonds detracted from relative returns.

Goldman Sachs Dynamic Municipal Income Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	Bloomberg Municipal Bond 1-10 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$9,900	$10,000	$10,000
3/16	$10,187	$10,085	$10,286	$10,196
3/17	$10,293	$10,190	$10,308	$10,241
3/18	$10,605	$10,499	$10,430	$10,364
3/19	$11,116	$11,005	$10,913	$10,828
3/20	$10,985	$10,875	$11,215	$11,795
3/21	$11,884	$11,766	$11,725	$11,879
3/22	$11,357	$11,243	$11,256	$11,386
3/23	$11,123	$11,012	$11,471	$10,842
3/24	$11,591	$11,475	$11,721	$11,026
3/25	$11,744	$11,627	$11,954	$11,564

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	1.32%	1.34%	1.62%
Class C Including sale charges	0.31%	1.34%	1.62%
Bloomberg Municipal Bond 1-10 Year Blend Index	1.99%	1.28%	1.80%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Dynamic Municipal Income Fund

Class C

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$11,200,845,242
# of Portfolio Holdings	4,684
Portfolio Turnover Rate	27%
Total Net Advisory Fees Paid	$35,623,250

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Assessment	10.4%
Hospital	9.9%
Corporate	6.8%
Airport	6.5%
Water/Sewer	5.8%
Sales Tax	5.6%
State GO	5.4%
School District GO	4.7%
University	4.1%
State Appropriation	3.6%
City/County GO	3.5%
Toll	3.1%
Corporate Elec	2.5%
LT Health	2.4%
Other	25.3%

Goldman Sachs Dynamic Municipal Income Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Municipal Income Fund

38142B195-AR-0325     Class C

Annual Shareholder Report

March 31, 2025

Goldman Sachs Dynamic Municipal Income Fund

Institutional Class: GSMTX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$39	0.39%

How did the Fund perform and what affected its performance?

The broad municipal bond market posted gains, with supply/demand conditions, credit fundamentals and economic factors the key influences. New issuance, which reached historic levels during the annual period, was met with strong investor demand, as higher absolute yields on tax-exempt securities and a solid credit backdrop created a strong environment for municipal bonds. Credit fundamentals remained positive overall, as improved revenues and conservative budgets helped most state and local governments end their fiscal years with surpluses. Among economic factors, inflation readings were a major focus. Investors also monitored labor market data, watching for signs of weakness, which could suggest U.S. economic growth was slowing. Toward the end of the annual period, municipal securities broadly weakened, as demand softened ahead of the April 15th tax filing deadline and amid rising uncertainty about federal government policies. Market volatility increased, with investors trying to assess the impact of the new Administration’s cuts, the implementation of trade tariffs, the potential elimination of the tax exemption for municipal securities and possible limitations on the ability of certain issuers to bring tax-exempt debt to market.

Top Contributors to Performance:

  The Fund benefited from its overall credit positioning, as spreads tightened. In particular, the Fund’s bias toward lower-rated and non-rated municipal securities added to its performance versus the Bloomberg Municipal Bond 1-10 Year Blend Index (Index). Lower-rated municipal securities broadly outperformed higher-rated municipal securities due to the positive credit backdrop.

  Individual bottom-up security selection contributed positively overall, led by selection among power/electric revenue bonds, transportation revenue bonds, and state and local general obligation bonds.

  Within state positioning, the Fund’s overweight relative to the Index in Puerto Rico credits bolstered returns.

Top Detractors from Performance:

  The Fund’s combined duration and yield curve positioning hurt its relative performance. The Fund was hindered by its longer duration positioning compared to the Index and by its relative overweight in the longer maturity end of the municipal yield curve. Specifically, the Fund’s overweight in securities with maturities of 20 years and longer detracted from performance, as longer-term municipal yields rose and the municipal yield curve steepened during the annual period.

  Sector positioning overall had a slightly negative impact on the Fund’s relative returns, with an overweight in tobacco revenue bonds detracting most.

  The Fund’s state positioning, especially its overweight in Illinois credits, hampered relative performance.

  Within bottom-up security selection, investments in project finance revenue bonds, tobacco revenue bonds and special assessment bonds detracted from relative returns.

Goldman Sachs Dynamic Municipal Income Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Bloomberg Municipal Bond 1-10 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$1,000,000	$1,000,000	$1,000,000
3/16	$1,029,900	$1,028,600	$1,019,600
3/17	$1,051,837	$1,030,760	$1,024,086
3/18	$1,095,698	$1,043,026	$1,036,375
3/19	$1,161,112	$1,091,318	$1,082,805
3/20	$1,159,254	$1,121,548	$1,179,499
3/21	$1,267,876	$1,172,466	$1,187,874
3/22	$1,225,402	$1,125,567	$1,138,577
3/23	$1,213,148	$1,147,066	$1,084,153
3/24	$1,277,081	$1,172,072	$1,102,584
3/25	$1,308,753	$1,195,396	$1,156,390

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	2.48%	2.45%	2.73%
Bloomberg Municipal Bond 1-10 Year Blend Index	1.99%	1.28%	1.80%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Dynamic Municipal Income Fund

Institutional Class

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$11,200,845,242
# of Portfolio Holdings	4,684
Portfolio Turnover Rate	27%
Total Net Advisory Fees Paid	$35,623,250

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Assessment	10.4%
Hospital	9.9%
Corporate	6.8%
Airport	6.5%
Water/Sewer	5.8%
Sales Tax	5.6%
State GO	5.4%
School District GO	4.7%
University	4.1%
State Appropriation	3.6%
City/County GO	3.5%
Toll	3.1%
Corporate Elec	2.5%
LT Health	2.4%
Other	25.3%

Goldman Sachs Dynamic Municipal Income Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Municipal Income Fund

38142V746-AR-0325     Institutional Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Dynamic Municipal Income Fund

Service Class: GSMEX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$90	0.89%

How did the Fund perform and what affected its performance?

The broad municipal bond market posted gains, with supply/demand conditions, credit fundamentals and economic factors the key influences. New issuance, which reached historic levels during the annual period, was met with strong investor demand, as higher absolute yields on tax-exempt securities and a solid credit backdrop created a strong environment for municipal bonds. Credit fundamentals remained positive overall, as improved revenues and conservative budgets helped most state and local governments end their fiscal years with surpluses. Among economic factors, inflation readings were a major focus. Investors also monitored labor market data, watching for signs of weakness, which could suggest U.S. economic growth was slowing. Toward the end of the annual period, municipal securities broadly weakened, as demand softened ahead of the April 15th tax filing deadline and amid rising uncertainty about federal government policies. Market volatility increased, with investors trying to assess the impact of the new Administration’s cuts, the implementation of trade tariffs, the potential elimination of the tax exemption for municipal securities and possible limitations on the ability of certain issuers to bring tax-exempt debt to market.

Top Contributors to Performance:

  The Fund benefited from its overall credit positioning, as spreads tightened. In particular, the Fund’s bias toward lower-rated and non-rated municipal securities added to its performance versus the Bloomberg Municipal Bond 1-10 Year Blend Index (Index). Lower-rated municipal securities broadly outperformed higher-rated municipal securities due to the positive credit backdrop.

  Individual bottom-up security selection contributed positively overall, led by selection among power/electric revenue bonds, transportation revenue bonds, and state and local general obligation bonds.

  Within state positioning, the Fund’s overweight relative to the Index in Puerto Rico credits bolstered returns.

Top Detractors from Performance:

  The Fund’s combined duration and yield curve positioning hurt its relative performance. The Fund was hindered by its longer duration positioning compared to the Index and by its relative overweight in the longer maturity end of the municipal yield curve. Specifically, the Fund’s overweight in securities with maturities of 20 years and longer detracted from performance, as longer-term municipal yields rose and the municipal yield curve steepened during the annual period.

  Sector positioning overall had a slightly negative impact on the Fund’s relative returns, with an overweight in tobacco revenue bonds detracting most.

  The Fund’s state positioning, especially its overweight in Illinois credits, hampered relative performance.

  Within bottom-up security selection, investments in project finance revenue bonds, tobacco revenue bonds and special assessment bonds detracted from relative returns.

Goldman Sachs Dynamic Municipal Income Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	Bloomberg Municipal Bond 1-10 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$10,254	$10,286	$10,196
3/17	$10,416	$10,308	$10,241
3/18	$10,789	$10,430	$10,364
3/19	$11,382	$10,913	$10,828
3/20	$11,316	$11,215	$11,795
3/21	$12,311	$11,725	$11,879
3/22	$11,835	$11,256	$11,386
3/23	$11,659	$11,471	$10,842
3/24	$12,212	$11,721	$11,026
3/25	$12,454	$11,954	$11,564

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	1.98%	1.93%	2.22%
Bloomberg Municipal Bond 1-10 Year Blend Index	1.99%	1.28%	1.80%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Dynamic Municipal Income Fund

Service Class

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$11,200,845,242
# of Portfolio Holdings	4,684
Portfolio Turnover Rate	27%
Total Net Advisory Fees Paid	$35,623,250

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Assessment	10.4%
Hospital	9.9%
Corporate	6.8%
Airport	6.5%
Water/Sewer	5.8%
Sales Tax	5.6%
State GO	5.4%
School District GO	4.7%
University	4.1%
State Appropriation	3.6%
City/County GO	3.5%
Toll	3.1%
Corporate Elec	2.5%
LT Health	2.4%
Other	25.3%

Goldman Sachs Dynamic Municipal Income Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Municipal Income Fund

38142V738-AR-0325     Service Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Dynamic Municipal Income Fund

Investor Class: GUIRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$48	0.47%

How did the Fund perform and what affected its performance?

The broad municipal bond market posted gains, with supply/demand conditions, credit fundamentals and economic factors the key influences. New issuance, which reached historic levels during the annual period, was met with strong investor demand, as higher absolute yields on tax-exempt securities and a solid credit backdrop created a strong environment for municipal bonds. Credit fundamentals remained positive overall, as improved revenues and conservative budgets helped most state and local governments end their fiscal years with surpluses. Among economic factors, inflation readings were a major focus. Investors also monitored labor market data, watching for signs of weakness, which could suggest U.S. economic growth was slowing. Toward the end of the annual period, municipal securities broadly weakened, as demand softened ahead of the April 15th tax filing deadline and amid rising uncertainty about federal government policies. Market volatility increased, with investors trying to assess the impact of the new Administration’s cuts, the implementation of trade tariffs, the potential elimination of the tax exemption for municipal securities and possible limitations on the ability of certain issuers to bring tax-exempt debt to market.

Top Contributors to Performance:

  The Fund benefited from its overall credit positioning, as spreads tightened. In particular, the Fund’s bias toward lower-rated and non-rated municipal securities added to its performance versus the Bloomberg Municipal Bond 1-10 Year Blend Index (Index). Lower-rated municipal securities broadly outperformed higher-rated municipal securities due to the positive credit backdrop.

  Individual bottom-up security selection contributed positively overall, led by selection among power/electric revenue bonds, transportation revenue bonds, and state and local general obligation bonds.

  Within state positioning, the Fund’s overweight relative to the Index in Puerto Rico credits bolstered returns.

Top Detractors from Performance:

  The Fund’s combined duration and yield curve positioning hurt its relative performance. The Fund was hindered by its longer duration positioning compared to the Index and by its relative overweight in the longer maturity end of the municipal yield curve. Specifically, the Fund’s overweight in securities with maturities of 20 years and longer detracted from performance, as longer-term municipal yields rose and the municipal yield curve steepened during the annual period.

  Sector positioning overall had a slightly negative impact on the Fund’s relative returns, with an overweight in tobacco revenue bonds detracting most.

  The Fund’s state positioning, especially its overweight in Illinois credits, hampered relative performance.

  Within bottom-up security selection, investments in project finance revenue bonds, tobacco revenue bonds and special assessment bonds detracted from relative returns.

Goldman Sachs Dynamic Municipal Income Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	Bloomberg Municipal Bond 1-10 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$10,296	$10,286	$10,196
3/17	$10,505	$10,308	$10,241
3/18	$10,926	$10,430	$10,364
3/19	$11,569	$10,913	$10,828
3/20	$11,547	$11,215	$11,795
3/21	$12,618	$11,725	$11,879
3/22	$12,185	$11,256	$11,386
3/23	$12,054	$11,471	$10,842
3/24	$12,679	$11,721	$11,026
3/25	$12,984	$11,954	$11,564

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	2.40%	2.37%	2.64%
Bloomberg Municipal Bond 1-10 Year Blend Index	1.99%	1.28%	1.80%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Dynamic Municipal Income Fund

Investor Class

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$11,200,845,242
# of Portfolio Holdings	4,684
Portfolio Turnover Rate	27%
Total Net Advisory Fees Paid	$35,623,250

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Assessment	10.4%
Hospital	9.9%
Corporate	6.8%
Airport	6.5%
Water/Sewer	5.8%
Sales Tax	5.6%
State GO	5.4%
School District GO	4.7%
University	4.1%
State Appropriation	3.6%
City/County GO	3.5%
Toll	3.1%
Corporate Elec	2.5%
LT Health	2.4%
Other	25.3%

Goldman Sachs Dynamic Municipal Income Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Municipal Income Fund

38144N221-AR-0325     Investor Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Dynamic Municipal Income Fund

Class R6: GYISX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$38	0.38%

How did the Fund perform and what affected its performance?

The broad municipal bond market posted gains, with supply/demand conditions, credit fundamentals and economic factors the key influences. New issuance, which reached historic levels during the annual period, was met with strong investor demand, as higher absolute yields on tax-exempt securities and a solid credit backdrop created a strong environment for municipal bonds. Credit fundamentals remained positive overall, as improved revenues and conservative budgets helped most state and local governments end their fiscal years with surpluses. Among economic factors, inflation readings were a major focus. Investors also monitored labor market data, watching for signs of weakness, which could suggest U.S. economic growth was slowing. Toward the end of the annual period, municipal securities broadly weakened, as demand softened ahead of the April 15th tax filing deadline and amid rising uncertainty about federal government policies. Market volatility increased, with investors trying to assess the impact of the new Administration’s cuts, the implementation of trade tariffs, the potential elimination of the tax exemption for municipal securities and possible limitations on the ability of certain issuers to bring tax-exempt debt to market.

Top Contributors to Performance:

  The Fund benefited from its overall credit positioning, as spreads tightened. In particular, the Fund’s bias toward lower-rated and non-rated municipal securities added to its performance versus the Bloomberg Municipal Bond 1-10 Year Blend Index (Index). Lower-rated municipal securities broadly outperformed higher-rated municipal securities due to the positive credit backdrop.

  Individual bottom-up security selection contributed positively overall, led by selection among power/electric revenue bonds, transportation revenue bonds, and state and local general obligation bonds.

  Within state positioning, the Fund’s overweight relative to the Index in Puerto Rico credits bolstered returns.

Top Detractors from Performance:

  The Fund’s combined duration and yield curve positioning hurt its relative performance. The Fund was hindered by its longer duration positioning compared to the Index and by its relative overweight in the longer maturity end of the municipal yield curve. Specifically, the Fund’s overweight in securities with maturities of 20 years and longer detracted from performance, as longer-term municipal yields rose and the municipal yield curve steepened during the annual period.

  Sector positioning overall had a slightly negative impact on the Fund’s relative returns, with an overweight in tobacco revenue bonds detracting most.

  The Fund’s state positioning, especially its overweight in Illinois credits, hampered relative performance.

  Within bottom-up security selection, investments in project finance revenue bonds, tobacco revenue bonds and special assessment bonds detracted from relative returns.

Goldman Sachs Dynamic Municipal Income Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	Bloomberg Municipal Bond 1-10 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
11/30/17	$10,000	$10,000	$10,000
3/18	$10,127	$9,993	$9,899
3/19	$10,733	$10,456	$10,342
3/20	$10,724	$10,745	$11,266
3/21	$11,729	$11,233	$11,346
3/22	$11,331	$10,784	$10,875
3/23	$11,226	$10,990	$10,355
3/24	$11,819	$11,229	$10,531
3/25	$12,113	$11,453	$11,045

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced November 30, 2017)	2.49%	2.47%	2.65%
Bloomberg Municipal Bond 1-10 Year Blend Index	1.99%	1.28%	1.86%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.36%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Dynamic Municipal Income Fund

Class R6

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$11,200,845,242
# of Portfolio Holdings	4,684
Portfolio Turnover Rate	27%
Total Net Advisory Fees Paid	$35,623,250

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Assessment	10.4%
Hospital	9.9%
Corporate	6.8%
Airport	6.5%
Water/Sewer	5.8%
Sales Tax	5.6%
State GO	5.4%
School District GO	4.7%
University	4.1%
State Appropriation	3.6%
City/County GO	3.5%
Toll	3.1%
Corporate Elec	2.5%
LT Health	2.4%
Other	25.3%

Goldman Sachs Dynamic Municipal Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Municipal Income Fund

38145L190-AR-0325     Class R6

Annual Shareholder Report

March 31, 2025

Goldman Sachs Dynamic Municipal Income Fund

Class P: GAJPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$38	0.38%

How did the Fund perform and what affected its performance?

The broad municipal bond market posted gains, with supply/demand conditions, credit fundamentals and economic factors the key influences. New issuance, which reached historic levels during the annual period, was met with strong investor demand, as higher absolute yields on tax-exempt securities and a solid credit backdrop created a strong environment for municipal bonds. Credit fundamentals remained positive overall, as improved revenues and conservative budgets helped most state and local governments end their fiscal years with surpluses. Among economic factors, inflation readings were a major focus. Investors also monitored labor market data, watching for signs of weakness, which could suggest U.S. economic growth was slowing. Toward the end of the annual period, municipal securities broadly weakened, as demand softened ahead of the April 15th tax filing deadline and amid rising uncertainty about federal government policies. Market volatility increased, with investors trying to assess the impact of the new Administration’s cuts, the implementation of trade tariffs, the potential elimination of the tax exemption for municipal securities and possible limitations on the ability of certain issuers to bring tax-exempt debt to market.

Top Contributors to Performance:

  The Fund benefited from its overall credit positioning, as spreads tightened. In particular, the Fund’s bias toward lower-rated and non-rated municipal securities added to its performance versus the Bloomberg Municipal Bond 1-10 Year Blend Index (Index). Lower-rated municipal securities broadly outperformed higher-rated municipal securities due to the positive credit backdrop.

  Individual bottom-up security selection contributed positively overall, led by selection among power/electric revenue bonds, transportation revenue bonds, and state and local general obligation bonds.

  Within state positioning, the Fund’s overweight relative to the Index in Puerto Rico credits bolstered returns.

Top Detractors from Performance:

  The Fund’s combined duration and yield curve positioning hurt its relative performance. The Fund was hindered by its longer duration positioning compared to the Index and by its relative overweight in the longer maturity end of the municipal yield curve. Specifically, the Fund’s overweight in securities with maturities of 20 years and longer detracted from performance, as longer-term municipal yields rose and the municipal yield curve steepened during the annual period.

  Sector positioning overall had a slightly negative impact on the Fund’s relative returns, with an overweight in tobacco revenue bonds detracting most.

  The Fund’s state positioning, especially its overweight in Illinois credits, hampered relative performance.

  Within bottom-up security selection, investments in project finance revenue bonds, tobacco revenue bonds and special assessment bonds detracted from relative returns.

Goldman Sachs Dynamic Municipal Income Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Bloomberg Municipal Bond 1-10 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000
3/19	$10,535	$10,492	$10,538
3/20	$10,527	$10,783	$11,479
3/21	$11,513	$11,272	$11,561
3/22	$11,130	$10,821	$11,081
3/23	$11,019	$11,028	$10,551
3/24	$11,601	$11,268	$10,730
3/25	$11,890	$11,493	$11,254

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	2.49%	2.47%	2.52%
Bloomberg Municipal Bond 1-10 Year Blend Index	1.99%	1.28%	2.02%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.71%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Dynamic Municipal Income Fund

Class P

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$11,200,845,242
# of Portfolio Holdings	4,684
Portfolio Turnover Rate	27%
Total Net Advisory Fees Paid	$35,623,250

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Assessment	10.4%
Hospital	9.9%
Corporate	6.8%
Airport	6.5%
Water/Sewer	5.8%
Sales Tax	5.6%
State GO	5.4%
School District GO	4.7%
University	4.1%
State Appropriation	3.6%
City/County GO	3.5%
Toll	3.1%
Corporate Elec	2.5%
LT Health	2.4%
Other	25.3%

Goldman Sachs Dynamic Municipal Income Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Municipal Income Fund

38150B871-AR-0325     Class P

Annual Shareholder Report

March 31, 2025

Goldman Sachs High Yield Municipal Fund

Class A: GHYAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$86	0.85%

How did the Fund perform and what affected its performance?

The high yield municipal bond market produced solid gains, with supply/demand conditions, credit fundamentals and economic factors the key influences. New issuance, which reached record levels during the annual period, was met with strong investor demand amid higher absolute yields on tax-exempt securities and a solid credit backdrop. Credit fundamentals remained positive overall, as improved revenues and conservative budgets helped most state and local governments end their fiscal years with surpluses. In this environment, first-time municipal bond defaults decreased substantially year over year. Among economic factors, inflation readings were a major focus. Investors also monitored labor market data, watching for signs of weakness, which could suggest U.S. economic growth was slowing. Toward the end of the annual period, municipal securities broadly weakened, as demand softened ahead of the April 15th tax filing deadline and amid rising uncertainty about federal government policies. Market volatility increased, with investors trying to assess the impact of the new Administration’s cuts, the implementation of trade tariffs, the potential elimination of the tax exemption for municipal securities and possible limitations on the ability of certain issuers to bring tax-exempt debt to market.

Top Contributors to Performance:

  The Fund’s overall credit positioning added to the Fund’s performance versus the Goldman Sachs High Yield Municipal Fund Composite Index (Index). Specifically, the Fund’s underweight in the highest-rated credits contributed positively. High yield municipal bonds broadly outperformed investment grade municipal bonds, supported by a solid credit backdrop, tightening spreads and consistent investment inflows into high yield municipal bond mutual funds.

  Within individual bottom-up security selection, the Fund benefited from investments in power/electric revenue bonds, sales tax-backed bonds and state general obligation bonds.

Top Detractors from Performance:

  The Fund’s combined duration and yield curve positioning had a negative impact on its relative performance. The Fund was hurt by its longer duration positioning compared to the Index and by its relative overweight in the longer maturity end of the municipal yield curve. In particular, the Fund’s overweight in securities with maturities of 20 years and longer detracted from performance as longer-term municipal yields rose and the municipal yield curve steepened during the annual periods.

  The Fund’s state positioning, especially its overweight in Illinois credits, detracted from relative performance.

  Sector positioning overall hampered relative performance, with the Fund’s overweight in tobacco revenue bonds detracting most.

  Individual bottom-up security selection detracted slightly from relative performance, led by investments in project finance revenue bonds, tobacco revenue bonds and special assessment bonds.

Goldman Sachs High Yield Municipal Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	Goldman Sachs High Yield Municipal Fund Composite Index	Bloomberg Municipal Bond Index	Bloomberg Municipal High Yield Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$9,550	$10,000	$10,000	$10,000	$10,000
3/16	$10,490	$10,018	$10,369	$10,398	$10,345	$10,196
3/17	$10,960	$10,467	$10,642	$10,414	$10,791	$10,241
3/18	$11,629	$11,105	$11,139	$10,691	$11,442	$10,364
3/19	$12,534	$11,970	$11,922	$11,266	$12,373	$10,828
3/20	$12,551	$11,986	$12,053	$11,700	$12,281	$11,795
3/21	$14,166	$13,528	$13,394	$12,344	$14,126	$11,879
3/22	$13,690	$13,074	$13,045	$11,793	$13,935	$11,386
3/23	$13,027	$12,441	$12,704	$11,823	$13,309	$10,842
3/24	$13,875	$13,251	$13,463	$12,193	$14,362	$11,026
3/25	$14,342	$13,696	$13,977	$12,341	$15,165	$11,564

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	3.36%	2.70%	3.67%
Class A Including sale charges	-1.24%	1.76%	3.19%
Goldman Sachs High Yield Municipal Fund Composite Index	3.82%	3.01%	3.40%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.12%
Bloomberg Municipal High Yield Bond Index	5.59%	4.31%	4.25%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs High Yield Municipal Fund

Class A

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$12,089,735,126
# of Portfolio Holdings	3,329
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid	$56,919,920

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Assessment	20.0%
Hospital	8.4%
Sales Tax	6.6%
Corporate	5.3%
Tobacco	5.0%
LT Health	4.7%
School District GO	4.2%
Project Finance	4.1%
Charter School	3.9%
State Appropriation	3.5%
University	3.3%
Airport	3.0%
Toll	3.0%
Airline	2.5%
Other	21.9%

Goldman Sachs High Yield Municipal Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Municipal Fund

38142Y625-AR-0325     Class A

Annual Shareholder Report

March 31, 2025

Goldman Sachs High Yield Municipal Fund

Class C: GHYCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$162	1.60%

How did the Fund perform and what affected its performance?

The high yield municipal bond market produced solid gains, with supply/demand conditions, credit fundamentals and economic factors the key influences. New issuance, which reached record levels during the annual period, was met with strong investor demand amid higher absolute yields on tax-exempt securities and a solid credit backdrop. Credit fundamentals remained positive overall, as improved revenues and conservative budgets helped most state and local governments end their fiscal years with surpluses. In this environment, first-time municipal bond defaults decreased substantially year over year. Among economic factors, inflation readings were a major focus. Investors also monitored labor market data, watching for signs of weakness, which could suggest U.S. economic growth was slowing. Toward the end of the annual period, municipal securities broadly weakened, as demand softened ahead of the April 15th tax filing deadline and amid rising uncertainty about federal government policies. Market volatility increased, with investors trying to assess the impact of the new Administration’s cuts, the implementation of trade tariffs, the potential elimination of the tax exemption for municipal securities and possible limitations on the ability of certain issuers to bring tax-exempt debt to market.

Top Contributors to Performance:

  The Fund’s overall credit positioning added to the Fund’s performance versus the Goldman Sachs High Yield Municipal Fund Composite Index (Index). Specifically, the Fund’s underweight in the highest-rated credits contributed positively. High yield municipal bonds broadly outperformed investment grade municipal bonds, supported by a solid credit backdrop, tightening spreads and consistent investment inflows into high yield municipal bond mutual funds.

  Within individual bottom-up security selection, the Fund benefited from investments in power/electric revenue bonds, sales tax-backed bonds and state general obligation bonds.

Top Detractors from Performance:

  The Fund’s combined duration and yield curve positioning had a negative impact on its relative performance. The Fund was hurt by its longer duration positioning compared to the Index and by its relative overweight in the longer maturity end of the municipal yield curve. In particular, the Fund’s overweight in securities with maturities of 20 years and longer detracted from performance as longer-term municipal yields rose and the municipal yield curve steepened during the annual periods.

  The Fund’s state positioning, especially its overweight in Illinois credits, detracted from relative performance.

  Sector positioning overall hampered relative performance, with the Fund’s overweight in tobacco revenue bonds detracting most.

  Individual bottom-up security selection detracted slightly from relative performance, led by investments in project finance revenue bonds, tobacco revenue bonds and special assessment bonds.

Goldman Sachs High Yield Municipal Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	Goldman Sachs High Yield Municipal Fund Composite Index	Bloomberg Municipal Bond Index	Bloomberg Municipal High Yield Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$9,900	$10,000	$10,000	$10,000	$10,000
3/16	$10,412	$10,308	$10,369	$10,398	$10,345	$10,196
3/17	$10,797	$10,689	$10,642	$10,414	$10,791	$10,241
3/18	$11,369	$11,256	$11,139	$10,691	$11,442	$10,364
3/19	$12,164	$12,043	$11,922	$11,266	$12,373	$10,828
3/20	$12,089	$11,968	$12,053	$11,700	$12,281	$11,795
3/21	$13,543	$13,408	$13,394	$12,344	$14,126	$11,879
3/22	$12,989	$12,859	$13,045	$11,793	$13,935	$11,386
3/23	$12,268	$12,146	$12,704	$11,823	$13,309	$10,842
3/24	$12,970	$12,840	$13,463	$12,193	$14,362	$11,026
3/25	$13,306	$13,173	$13,977	$12,341	$15,165	$11,564

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	2.59%	1.94%	2.89%
Class C Including sale charges	1.56%	1.94%	2.89%
Goldman Sachs High Yield Municipal Fund Composite Index	3.82%	3.01%	3.40%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.12%
Bloomberg Municipal High Yield Bond Index	5.59%	4.31%	4.25%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs High Yield Municipal Fund

Class C

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$12,089,735,126
# of Portfolio Holdings	3,329
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid	$56,919,920

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Assessment	20.0%
Hospital	8.4%
Sales Tax	6.6%
Corporate	5.3%
Tobacco	5.0%
LT Health	4.7%
School District GO	4.2%
Project Finance	4.1%
Charter School	3.9%
State Appropriation	3.5%
University	3.3%
Airport	3.0%
Toll	3.0%
Airline	2.5%
Other	21.9%

Goldman Sachs High Yield Municipal Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Municipal Fund

38142Y591-AR-0325     Class C

Annual Shareholder Report

March 31, 2025

Goldman Sachs High Yield Municipal Fund

Institutional Class: GHYIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$55	0.54%

How did the Fund perform and what affected its performance?

The high yield municipal bond market produced solid gains, with supply/demand conditions, credit fundamentals and economic factors the key influences. New issuance, which reached record levels during the annual period, was met with strong investor demand amid higher absolute yields on tax-exempt securities and a solid credit backdrop. Credit fundamentals remained positive overall, as improved revenues and conservative budgets helped most state and local governments end their fiscal years with surpluses. In this environment, first-time municipal bond defaults decreased substantially year over year. Among economic factors, inflation readings were a major focus. Investors also monitored labor market data, watching for signs of weakness, which could suggest U.S. economic growth was slowing. Toward the end of the annual period, municipal securities broadly weakened, as demand softened ahead of the April 15th tax filing deadline and amid rising uncertainty about federal government policies. Market volatility increased, with investors trying to assess the impact of the new Administration’s cuts, the implementation of trade tariffs, the potential elimination of the tax exemption for municipal securities and possible limitations on the ability of certain issuers to bring tax-exempt debt to market.

Top Contributors to Performance:

  The Fund’s overall credit positioning added to the Fund’s performance versus the Goldman Sachs High Yield Municipal Fund Composite Index (Index). Specifically, the Fund’s underweight in the highest-rated credits contributed positively. High yield municipal bonds broadly outperformed investment grade municipal bonds, supported by a solid credit backdrop, tightening spreads and consistent investment inflows into high yield municipal bond mutual funds.

  Within individual bottom-up security selection, the Fund benefited from investments in power/electric revenue bonds, sales tax-backed bonds and state general obligation bonds.

Top Detractors from Performance:

  The Fund’s combined duration and yield curve positioning had a negative impact on its relative performance. The Fund was hurt by its longer duration positioning compared to the Index and by its relative overweight in the longer maturity end of the municipal yield curve. In particular, the Fund’s overweight in securities with maturities of 20 years and longer detracted from performance as longer-term municipal yields rose and the municipal yield curve steepened during the annual periods.

  The Fund’s state positioning, especially its overweight in Illinois credits, detracted from relative performance.

  Sector positioning overall hampered relative performance, with the Fund’s overweight in tobacco revenue bonds detracting most.

  Individual bottom-up security selection detracted slightly from relative performance, led by investments in project finance revenue bonds, tobacco revenue bonds and special assessment bonds.

Goldman Sachs High Yield Municipal Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Goldman Sachs High Yield Municipal Fund Composite Index	Bloomberg Municipal Bond Index	Bloomberg Municipal High Yield Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
3/16	$1,052,000	$1,036,900	$1,039,761	$1,034,512	$1,019,600
3/17	$1,103,338	$1,064,170	$1,041,365	$1,079,079	$1,024,086
3/18	$1,172,738	$1,113,867	$1,069,053	$1,144,191	$1,036,375
3/19	$1,267,729	$1,192,172	$1,126,615	$1,237,274	$1,082,805
3/20	$1,273,181	$1,205,286	$1,169,979	$1,228,129	$1,179,499
3/21	$1,441,495	$1,339,434	$1,234,427	$1,412,552	$1,187,874
3/22	$1,397,385	$1,304,475	$1,179,255	$1,393,493	$1,138,577
3/23	$1,333,804	$1,270,428	$1,182,300	$1,330,912	$1,084,153
3/24	$1,425,036	$1,346,273	$1,219,265	$1,436,161	$1,102,584
3/25	$1,477,478	$1,397,700	$1,234,134	$1,516,468	$1,156,390

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	3.68%	3.02%	3.98%
Goldman Sachs High Yield Municipal Fund Composite Index	3.82%	3.01%	3.40%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.12%
Bloomberg Municipal High Yield Bond Index	5.59%	4.31%	4.25%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs High Yield Municipal Fund

Institutional Class

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$12,089,735,126
# of Portfolio Holdings	3,329
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid	$56,919,920

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Assessment	20.0%
Hospital	8.4%
Sales Tax	6.6%
Corporate	5.3%
Tobacco	5.0%
LT Health	4.7%
School District GO	4.2%
Project Finance	4.1%
Charter School	3.9%
State Appropriation	3.5%
University	3.3%
Airport	3.0%
Toll	3.0%
Airline	2.5%
Other	21.9%

Goldman Sachs High Yield Municipal Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Municipal Fund

38142Y583-AR-0325     Institutional Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs High Yield Municipal Fund

Investor Class: GYIRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$61	0.60%

How did the Fund perform and what affected its performance?

The high yield municipal bond market produced solid gains, with supply/demand conditions, credit fundamentals and economic factors the key influences. New issuance, which reached record levels during the annual period, was met with strong investor demand amid higher absolute yields on tax-exempt securities and a solid credit backdrop. Credit fundamentals remained positive overall, as improved revenues and conservative budgets helped most state and local governments end their fiscal years with surpluses. In this environment, first-time municipal bond defaults decreased substantially year over year. Among economic factors, inflation readings were a major focus. Investors also monitored labor market data, watching for signs of weakness, which could suggest U.S. economic growth was slowing. Toward the end of the annual period, municipal securities broadly weakened, as demand softened ahead of the April 15th tax filing deadline and amid rising uncertainty about federal government policies. Market volatility increased, with investors trying to assess the impact of the new Administration’s cuts, the implementation of trade tariffs, the potential elimination of the tax exemption for municipal securities and possible limitations on the ability of certain issuers to bring tax-exempt debt to market.

Top Contributors to Performance:

  The Fund’s overall credit positioning added to the Fund’s performance versus the Goldman Sachs High Yield Municipal Fund Composite Index (Index). Specifically, the Fund’s underweight in the highest-rated credits contributed positively. High yield municipal bonds broadly outperformed investment grade municipal bonds, supported by a solid credit backdrop, tightening spreads and consistent investment inflows into high yield municipal bond mutual funds.

  Within individual bottom-up security selection, the Fund benefited from investments in power/electric revenue bonds, sales tax-backed bonds and state general obligation bonds.

Top Detractors from Performance:

  The Fund’s combined duration and yield curve positioning had a negative impact on its relative performance. The Fund was hurt by its longer duration positioning compared to the Index and by its relative overweight in the longer maturity end of the municipal yield curve. In particular, the Fund’s overweight in securities with maturities of 20 years and longer detracted from performance as longer-term municipal yields rose and the municipal yield curve steepened during the annual periods.

  The Fund’s state positioning, especially its overweight in Illinois credits, detracted from relative performance.

  Sector positioning overall hampered relative performance, with the Fund’s overweight in tobacco revenue bonds detracting most.

  Individual bottom-up security selection detracted slightly from relative performance, led by investments in project finance revenue bonds, tobacco revenue bonds and special assessment bonds.

Goldman Sachs High Yield Municipal Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	Goldman Sachs High Yield Municipal Fund Composite Index	Bloomberg Municipal Bond Index	Bloomberg Municipal High Yield Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000	$10,000	$10,000
3/16	$10,516	$10,369	$10,398	$10,345	$10,196
3/17	$11,022	$10,642	$10,414	$10,791	$10,241
3/18	$11,712	$11,139	$10,691	$11,442	$10,364
3/19	$12,655	$11,922	$11,266	$12,373	$10,828
3/20	$12,703	$12,053	$11,700	$12,281	$11,795
3/21	$14,372	$13,394	$12,344	$14,126	$11,879
3/22	$13,923	$13,045	$11,793	$13,935	$11,386
3/23	$13,283	$12,704	$11,823	$13,309	$10,842
3/24	$14,184	$13,463	$12,193	$14,362	$11,026
3/25	$14,697	$13,977	$12,341	$15,165	$11,564

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	3.62%	2.96%	3.92%
Goldman Sachs High Yield Municipal Fund Composite Index	3.82%	3.01%	3.40%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.12%
Bloomberg Municipal High Yield Bond Index	5.59%	4.31%	4.25%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs High Yield Municipal Fund

Investor Class

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$12,089,735,126
# of Portfolio Holdings	3,329
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid	$56,919,920

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Assessment	20.0%
Hospital	8.4%
Sales Tax	6.6%
Corporate	5.3%
Tobacco	5.0%
LT Health	4.7%
School District GO	4.2%
Project Finance	4.1%
Charter School	3.9%
State Appropriation	3.5%
University	3.3%
Airport	3.0%
Toll	3.0%
Airline	2.5%
Other	21.9%

Goldman Sachs High Yield Municipal Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Municipal Fund

38144N213-AR-0325     Investor Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs High Yield Municipal Fund

Class R6: GHYSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$54	0.53%

How did the Fund perform and what affected its performance?

The high yield municipal bond market produced solid gains, with supply/demand conditions, credit fundamentals and economic factors the key influences. New issuance, which reached record levels during the annual period, was met with strong investor demand amid higher absolute yields on tax-exempt securities and a solid credit backdrop. Credit fundamentals remained positive overall, as improved revenues and conservative budgets helped most state and local governments end their fiscal years with surpluses. In this environment, first-time municipal bond defaults decreased substantially year over year. Among economic factors, inflation readings were a major focus. Investors also monitored labor market data, watching for signs of weakness, which could suggest U.S. economic growth was slowing. Toward the end of the annual period, municipal securities broadly weakened, as demand softened ahead of the April 15th tax filing deadline and amid rising uncertainty about federal government policies. Market volatility increased, with investors trying to assess the impact of the new Administration’s cuts, the implementation of trade tariffs, the potential elimination of the tax exemption for municipal securities and possible limitations on the ability of certain issuers to bring tax-exempt debt to market.

Top Contributors to Performance:

  The Fund’s overall credit positioning added to the Fund’s performance versus the Goldman Sachs High Yield Municipal Fund Composite Index (Index). Specifically, the Fund’s underweight in the highest-rated credits contributed positively. High yield municipal bonds broadly outperformed investment grade municipal bonds, supported by a solid credit backdrop, tightening spreads and consistent investment inflows into high yield municipal bond mutual funds.

  Within individual bottom-up security selection, the Fund benefited from investments in power/electric revenue bonds, sales tax-backed bonds and state general obligation bonds.

Top Detractors from Performance:

  The Fund’s combined duration and yield curve positioning had a negative impact on its relative performance. The Fund was hurt by its longer duration positioning compared to the Index and by its relative overweight in the longer maturity end of the municipal yield curve. In particular, the Fund’s overweight in securities with maturities of 20 years and longer detracted from performance as longer-term municipal yields rose and the municipal yield curve steepened during the annual periods.

  The Fund’s state positioning, especially its overweight in Illinois credits, detracted from relative performance.

  Sector positioning overall hampered relative performance, with the Fund’s overweight in tobacco revenue bonds detracting most.

  Individual bottom-up security selection detracted slightly from relative performance, led by investments in project finance revenue bonds, tobacco revenue bonds and special assessment bonds.

Goldman Sachs High Yield Municipal Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	Goldman Sachs High Yield Municipal Fund Composite Index	Bloomberg Municipal Bond Index	Bloomberg Municipal High Yield Bond Index	Bloomberg U.S. Aggregate Bond Index
11/30/17	$10,000	$10,000	$10,000	$10,000	$10,000
3/18	$10,233	$10,110	$9,993	$10,189	$9,899
3/19	$11,061	$10,821	$10,531	$11,018	$10,342
3/20	$11,097	$10,940	$10,936	$10,937	$11,266
3/21	$12,567	$12,157	$11,538	$12,579	$11,346
3/22	$12,182	$11,840	$11,023	$12,409	$10,875
3/23	$11,641	$11,531	$11,051	$11,852	$10,355
3/24	$12,426	$12,219	$11,397	$12,789	$10,531
3/25	$12,884	$12,686	$11,535	$13,504	$11,045

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced November 30, 2017)	3.69%	3.03%	3.51%
Goldman Sachs High Yield Municipal Fund Composite Index	3.82%	3.01%	3.30%
Bloomberg Municipal Bond Index	1.22%	1.07%	1.97%
Bloomberg Municipal High Yield Bond Index	5.59%	4.31%	4.18%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.36%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs High Yield Municipal Fund

Class R6

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$12,089,735,126
# of Portfolio Holdings	3,329
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid	$56,919,920

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Assessment	20.0%
Hospital	8.4%
Sales Tax	6.6%
Corporate	5.3%
Tobacco	5.0%
LT Health	4.7%
School District GO	4.2%
Project Finance	4.1%
Charter School	3.9%
State Appropriation	3.5%
University	3.3%
Airport	3.0%
Toll	3.0%
Airline	2.5%
Other	21.9%

Goldman Sachs High Yield Municipal Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Municipal Fund

38145L216-AR-0325     Class R6

Annual Shareholder Report

March 31, 2025

Goldman Sachs High Yield Municipal Fund

Class P: GGLPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$54	0.53%

How did the Fund perform and what affected its performance?

The high yield municipal bond market produced solid gains, with supply/demand conditions, credit fundamentals and economic factors the key influences. New issuance, which reached record levels during the annual period, was met with strong investor demand amid higher absolute yields on tax-exempt securities and a solid credit backdrop. Credit fundamentals remained positive overall, as improved revenues and conservative budgets helped most state and local governments end their fiscal years with surpluses. In this environment, first-time municipal bond defaults decreased substantially year over year. Among economic factors, inflation readings were a major focus. Investors also monitored labor market data, watching for signs of weakness, which could suggest U.S. economic growth was slowing. Toward the end of the annual period, municipal securities broadly weakened, as demand softened ahead of the April 15th tax filing deadline and amid rising uncertainty about federal government policies. Market volatility increased, with investors trying to assess the impact of the new Administration’s cuts, the implementation of trade tariffs, the potential elimination of the tax exemption for municipal securities and possible limitations on the ability of certain issuers to bring tax-exempt debt to market.

Top Contributors to Performance:

  The Fund’s overall credit positioning added to the Fund’s performance versus the Goldman Sachs High Yield Municipal Fund Composite Index (Index). Specifically, the Fund’s underweight in the highest-rated credits contributed positively. High yield municipal bonds broadly outperformed investment grade municipal bonds, supported by a solid credit backdrop, tightening spreads and consistent investment inflows into high yield municipal bond mutual funds.

  Within individual bottom-up security selection, the Fund benefited from investments in power/electric revenue bonds, sales tax-backed bonds and state general obligation bonds.

Top Detractors from Performance:

  The Fund’s combined duration and yield curve positioning had a negative impact on its relative performance. The Fund was hurt by its longer duration positioning compared to the Index and by its relative overweight in the longer maturity end of the municipal yield curve. In particular, the Fund’s overweight in securities with maturities of 20 years and longer detracted from performance as longer-term municipal yields rose and the municipal yield curve steepened during the annual periods.

  The Fund’s state positioning, especially its overweight in Illinois credits, detracted from relative performance.

  Sector positioning overall hampered relative performance, with the Fund’s overweight in tobacco revenue bonds detracting most.

  Individual bottom-up security selection detracted slightly from relative performance, led by investments in project finance revenue bonds, tobacco revenue bonds and special assessment bonds.

Goldman Sachs High Yield Municipal Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Goldman Sachs High Yield Municipal Fund Composite Index	Bloomberg Municipal Bond Index	Bloomberg Municipal High Yield Bond Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000	$10,000	$10,000
3/19	$10,714	$10,689	$10,576	$10,765	$10,538
3/20	$10,761	$10,807	$10,983	$10,686	$11,479
3/21	$12,186	$12,009	$11,588	$12,290	$11,561
3/22	$11,813	$11,696	$11,070	$12,125	$11,081
3/23	$11,289	$11,391	$11,099	$11,580	$10,551
3/24	$12,049	$12,071	$11,446	$12,496	$10,730
3/25	$12,494	$12,532	$11,586	$13,195	$11,254

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	3.69%	3.03%	3.25%
Goldman Sachs High Yield Municipal Fund Composite Index	3.82%	3.01%	3.30%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.14%
Bloomberg Municipal High Yield Bond Index	5.59%	4.31%	4.07%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.71%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs High Yield Municipal Fund

Class P

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$12,089,735,126
# of Portfolio Holdings	3,329
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid	$56,919,920

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Assessment	20.0%
Hospital	8.4%
Sales Tax	6.6%
Corporate	5.3%
Tobacco	5.0%
LT Health	4.7%
School District GO	4.2%
Project Finance	4.1%
Charter School	3.9%
State Appropriation	3.5%
University	3.3%
Airport	3.0%
Toll	3.0%
Airline	2.5%
Other	21.9%

Goldman Sachs High Yield Municipal Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Municipal Fund

38150B640-AR-0325     Class P

Annual Shareholder Report

March 31, 2025

Goldman Sachs Municipal Income Completion Fund

Separate Account Institutional: GSAAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Municipal Income Completion Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Separate Account Institutional	$0	-%

How did the Fund perform and what affected its performance?

The broad municipal bond market posted gains, with supply/demand conditions, credit fundamentals and economic factors the key influences. New issuance, which reached record levels during the annual period, was met with strong investor demand, as higher absolute yields on tax-exempt securities and a solid credit backdrop created a strong environment for municipal bonds. Credit fundamentals remained positive overall, as improved revenues and conservative budgets helped most state and local governments end their fiscal years with surpluses. Among economic factors, inflation readings were a major focus. Investors also monitored labor market data, watching for signs of weakness, which could suggest U.S. economic growth was slowing. Toward the end of the annual period, municipal securities broadly weakened, as demand softened ahead of the April 15th tax filing deadline and amid rising uncertainty about federal government policies. Market volatility increased, with investors trying to assess the impact of the new Administration’s cuts, the implementation of trade tariffs, the potential elimination of the tax exemption for municipal securities and possible limitations on the ability of certain issuers to bring tax-exempt debt to market.

Top Contributors to Performance:

  The Fund benefited from its overall credit positioning, especially its bias toward lower-rated and non-rated municipal securities, as spreads tightened. Lower-rated municipal securities broadly outperformed higher-rated municipal securities due to the positive credit backdrop and higher absolute yields.

  Within sector positioning, the Fund’s exposure to water and sewer credits and health care credits contributed positively to its absolute returns.

  The Fund’s state positioning had a positive impact on returns, with exposure to Puerto Rico credits adding to absolute performance.

  Regarding bottom-up security selection, investments among power/electric revenue credits contributed positively.

Top Detractors from Performance:

  The Fund’s combined duration and yield curve positioning detracted from absolute performance. The Fund was hurt by its long duration position and its exposure to securities with longer maturities, specifically the 20- to 30-year segment of the municipal yield curve, as longer-term municipal yields rose and the municipal yield curve steepened.

  Individual bottom-up security selection hurt performance overall, led by investments in special assessment bonds.

  Sector positioning had a marginally negative impact on returns, with the Fund’s exposure to tobacco credits detracting most.

  Within state positioning, exposure to Illinois credits detracted from the Fund’s absolute performance.

Goldman Sachs Municipal Income Completion Fund

Separate Account Institutional

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Separate Account Institutional	Bloomberg Municipal Bond 1-10 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/19	$10,000	$10,000	$10,000
3/20	$9,990	$10,277	$10,934
3/21	$11,400	$10,743	$11,012
3/22	$11,033	$10,314	$10,555
3/23	$10,747	$10,511	$10,050
3/24	$11,552	$10,739	$10,221
3/25	$12,013	$10,953	$10,720

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Separate Account Institutional (Commenced April 1, 2019)	3.99%	3.75%	3.10%
Bloomberg Municipal Bond 1-10 Year Blend Index	1.99%	1.28%	1.53%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.16%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Municipal Income Completion Fund

Separate Account Institutional

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$242,293,911
# of Portfolio Holdings	1,048
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid	$0

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective January 17, 2025, the Fund’s Investment Adviser agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.00% of the Fund’s average daily net assets. Additionally, Goldman Sachs & Co. LLC, the Fund’s transfer agent, agreed to reduce or limit its transfer agency fee to 0.00% of the Fund’s average daily net assets. These fee limitations or reductions may not be terminated without the approval of the Board of Trustees.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Assessment	21.2%
Hospital	10.2%
Sales Tax	6.9%
Airport	5.8%
Corporate	5.1%
State GO	4.7%
Project Finance	4.3%
LT Health	4.2%
Toll	3.7%
Charter School	3.7%
Water/Sewer	2.9%
State Appropriation	2.7%
School District (GO)	2.6%
University	2.5%
Other	20.3%

Goldman Sachs Municipal Income Completion Fund

Separate Account Institutional

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Municipal Income Completion Fund

38150C788-AR-0325     Separate Account Institutional

Annual Shareholder Report

March 31, 2025

Goldman Sachs Short Duration Tax-Free Fund

Class A: GSDTX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$67	0.66%

How did the Fund perform and what affected its performance?

The broad municipal bond market posted gains, with supply/demand conditions, credit fundamentals and economic factors the key influences. New issuance, which reached record levels during the annual period, was met with strong investor demand, as higher absolute yields on tax-exempt securities and a solid credit backdrop created a strong environment for municipal bonds. Credit fundamentals remained positive overall, as improved revenues and conservative budgets helped most state and local governments end their fiscal years with surpluses. Among economic factors, inflation readings were a major focus. Investors also monitored labor market data, watching for signs of weakness, which could suggest U.S. economic growth was slowing. Toward the end of the annual period, municipal securities broadly weakened, as demand softened ahead of the April 15th tax filing deadline and amid rising uncertainty about federal government policies. Market volatility increased, with investors trying to assess the impact of the new Administration’s cuts, the implementation of trade tariffs, the potential elimination of the tax exemption for municipal securities and possible limitations on the ability of certain issuers to bring tax-exempt debt to market.

Top Contributors to Performance:

  The Fund benefited from its overall credit positioning. As spreads tightened, the Fund was helped by its overweight position versus the Bloomberg Municipal Bond 1-3 Year Blend Index (Index) in A-rated and BBB-rated securities

  Individual bottom-up security selection contributed positively overall, highlighted by selection among power/electric revenue bonds and state and local general obligation bonds.

  The Fund’s state positioning was broadly positive, with an overweight relative to the Index in Puerto Rico credits and an underweight in California credits boosting performance.

Top Detractors from Performance:

  The Fund’s combined duration and yield curve positioning had a negative impact on relative performance. The Fund was hurt by its longer duration positioning compared to the Index, given that longer-term interest rates ended the annual period higher than they started. In addition, an overweight versus the Index in tax-exempt securities with maturities of five years and longer detracted from the Fund’s results, as the municipal yield curve moved from an inverted position between two-year and 10-year maturities to a more traditional upward slope.

  Within bottom-up security selection, investments in health care revenue bonds, water and sewer revenue bonds and sales tax-backed bonds detracted from relative returns.

  Within state positioning, the Fund was hampered by an overweight in Illinois credits.

Goldman Sachs Short Duration Tax-Free Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	Bloomberg Municipal Bond 1-3 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$9,850	$10,000	$10,000
3/16	$10,062	$9,911	$10,125	$10,196
3/17	$10,125	$9,974	$10,188	$10,241
3/18	$10,200	$10,047	$10,238	$10,364
3/19	$10,527	$10,369	$10,515	$10,828
3/20	$10,652	$10,492	$10,709	$11,795
3/21	$10,963	$10,799	$11,022	$11,879
3/22	$10,625	$10,466	$10,725	$11,386
3/23	$10,709	$10,549	$10,887	$10,842
3/24	$10,988	$10,823	$11,108	$11,026
3/25	$11,327	$11,157	$11,494	$11,564

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	3.09%	1.24%	1.25%
Class A Including sale charges	1.52%	0.94%	1.10%
Bloomberg Municipal Bond 1-3 Year Blend Index	3.48%	1.42%	1.40%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Short Duration Tax-Free Fund

Class A

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$4,903,687,808
# of Portfolio Holdings	1,589
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$17,015,077

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Hospital	9.9%
Corporate	9.2%
Sales Tax	6.5%
State GO	6.3%
Corporate Elec	5.5%
Airport	5.4%
City/County GO	5.0%
Water/Sewer	4.7%
Pre-refunded	4.3%
Muni Electric	4.3%
School District GO	4.3%
University	4.2%
State Appropriation	3.7%
Transportation	3.5%
Other	23.7%

Goldman Sachs Short Duration Tax-Free Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Tax-Free Fund

38142B492-AR-0325     Class A

Annual Shareholder Report

March 31, 2025

Goldman Sachs Short Duration Tax-Free Fund

Class C: GSTCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$107	1.06%

How did the Fund perform and what affected its performance?

The broad municipal bond market posted gains, with supply/demand conditions, credit fundamentals and economic factors the key influences. New issuance, which reached record levels during the annual period, was met with strong investor demand, as higher absolute yields on tax-exempt securities and a solid credit backdrop created a strong environment for municipal bonds. Credit fundamentals remained positive overall, as improved revenues and conservative budgets helped most state and local governments end their fiscal years with surpluses. Among economic factors, inflation readings were a major focus. Investors also monitored labor market data, watching for signs of weakness, which could suggest U.S. economic growth was slowing. Toward the end of the annual period, municipal securities broadly weakened, as demand softened ahead of the April 15th tax filing deadline and amid rising uncertainty about federal government policies. Market volatility increased, with investors trying to assess the impact of the new Administration’s cuts, the implementation of trade tariffs, the potential elimination of the tax exemption for municipal securities and possible limitations on the ability of certain issuers to bring tax-exempt debt to market.

Top Contributors to Performance:

  The Fund benefited from its overall credit positioning. As spreads tightened, the Fund was helped by its overweight position versus the Bloomberg Municipal Bond 1-3 Year Blend Index (Index) in A-rated and BBB-rated securities

  Individual bottom-up security selection contributed positively overall, highlighted by selection among power/electric revenue bonds and state and local general obligation bonds.

  The Fund’s state positioning was broadly positive, with an overweight relative to the Index in Puerto Rico credits and an underweight in California credits boosting performance.

Top Detractors from Performance:

  The Fund’s combined duration and yield curve positioning had a negative impact on relative performance. The Fund was hurt by its longer duration positioning compared to the Index, given that longer-term interest rates ended the annual period higher than they started. In addition, an overweight versus the Index in tax-exempt securities with maturities of five years and longer detracted from the Fund’s results, as the municipal yield curve moved from an inverted position between two-year and 10-year maturities to a more traditional upward slope.

  Within bottom-up security selection, investments in health care revenue bonds, water and sewer revenue bonds and sales tax-backed bonds detracted from relative returns.

  Within state positioning, the Fund was hampered by an overweight in Illinois credits.

Goldman Sachs Short Duration Tax-Free Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	Bloomberg Municipal Bond 1-3 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$9,935	$10,000	$10,000
3/16	$10,022	$9,957	$10,125	$10,196
3/17	$10,045	$9,980	$10,188	$10,241
3/18	$10,079	$10,014	$10,238	$10,364
3/19	$10,360	$10,293	$10,515	$10,828
3/20	$10,441	$10,373	$10,709	$11,795
3/21	$10,703	$10,634	$11,022	$11,879
3/22	$10,332	$10,265	$10,725	$11,386
3/23	$10,362	$10,295	$10,887	$10,842
3/24	$10,590	$10,521	$11,108	$11,026
3/25	$10,884	$10,813	$11,494	$11,564

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	2.78%	0.83%	0.85%
Class C Including sale charges	2.11%	0.83%	0.85%
Bloomberg Municipal Bond 1-3 Year Blend Index	3.48%	1.42%	1.40%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Short Duration Tax-Free Fund

Class C

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$4,903,687,808
# of Portfolio Holdings	1,589
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$17,015,077

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Hospital	9.9%
Corporate	9.2%
Sales Tax	6.5%
State GO	6.3%
Corporate Elec	5.5%
Airport	5.4%
City/County GO	5.0%
Water/Sewer	4.7%
Pre-refunded	4.3%
Muni Electric	4.3%
School District GO	4.3%
University	4.2%
State Appropriation	3.7%
Transportation	3.5%
Other	23.7%

Goldman Sachs Short Duration Tax-Free Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Tax-Free Fund

38142B245-AR-0325     Class C

Annual Shareholder Report

March 31, 2025

Goldman Sachs Short Duration Tax-Free Fund

Institutional Class: GSDUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$40	0.39%

How did the Fund perform and what affected its performance?

The broad municipal bond market posted gains, with supply/demand conditions, credit fundamentals and economic factors the key influences. New issuance, which reached record levels during the annual period, was met with strong investor demand, as higher absolute yields on tax-exempt securities and a solid credit backdrop created a strong environment for municipal bonds. Credit fundamentals remained positive overall, as improved revenues and conservative budgets helped most state and local governments end their fiscal years with surpluses. Among economic factors, inflation readings were a major focus. Investors also monitored labor market data, watching for signs of weakness, which could suggest U.S. economic growth was slowing. Toward the end of the annual period, municipal securities broadly weakened, as demand softened ahead of the April 15th tax filing deadline and amid rising uncertainty about federal government policies. Market volatility increased, with investors trying to assess the impact of the new Administration’s cuts, the implementation of trade tariffs, the potential elimination of the tax exemption for municipal securities and possible limitations on the ability of certain issuers to bring tax-exempt debt to market.

Top Contributors to Performance:

  The Fund benefited from its overall credit positioning. As spreads tightened, the Fund was helped by its overweight position versus the Bloomberg Municipal Bond 1-3 Year Blend Index (Index) in A-rated and BBB-rated securities

  Individual bottom-up security selection contributed positively overall, highlighted by selection among power/electric revenue bonds and state and local general obligation bonds.

  The Fund’s state positioning was broadly positive, with an overweight relative to the Index in Puerto Rico credits and an underweight in California credits boosting performance.

Top Detractors from Performance:

  The Fund’s combined duration and yield curve positioning had a negative impact on relative performance. The Fund was hurt by its longer duration positioning compared to the Index, given that longer-term interest rates ended the annual period higher than they started. In addition, an overweight versus the Index in tax-exempt securities with maturities of five years and longer detracted from the Fund’s results, as the municipal yield curve moved from an inverted position between two-year and 10-year maturities to a more traditional upward slope.

  Within bottom-up security selection, investments in health care revenue bonds, water and sewer revenue bonds and sales tax-backed bonds detracted from relative returns.

  Within state positioning, the Fund was hampered by an overweight in Illinois credits.

Goldman Sachs Short Duration Tax-Free Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Bloomberg Municipal Bond 1-3 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$1,000,000	$1,000,000	$1,000,000
3/16	$1,008,600	$1,012,500	$1,019,600
3/17	$1,018,081	$1,018,778	$1,024,086
3/18	$1,029,789	$1,023,770	$1,036,375
3/19	$1,065,008	$1,051,514	$1,082,805
3/20	$1,081,835	$1,070,862	$1,179,499
3/21	$1,116,778	$1,102,238	$1,187,874
3/22	$1,084,503	$1,072,477	$1,138,577
3/23	$1,096,216	$1,088,672	$1,084,153
3/24	$1,127,787	$1,110,772	$1,102,584
3/25	$1,166,921	$1,149,427	$1,156,390

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	3.47%	1.52%	1.55%
Bloomberg Municipal Bond 1-3 Year Blend Index	3.48%	1.42%	1.40%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Short Duration Tax-Free Fund

Institutional Class

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$4,903,687,808
# of Portfolio Holdings	1,589
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$17,015,077

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Hospital	9.9%
Corporate	9.2%
Sales Tax	6.5%
State GO	6.3%
Corporate Elec	5.5%
Airport	5.4%
City/County GO	5.0%
Water/Sewer	4.7%
Pre-refunded	4.3%
Muni Electric	4.3%
School District GO	4.3%
University	4.2%
State Appropriation	3.7%
Transportation	3.5%
Other	23.7%

Goldman Sachs Short Duration Tax-Free Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Tax-Free Fund

38141W406-AR-0325     Institutional Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Short Duration Tax-Free Fund

Service Class: GSFSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$90	0.89%

How did the Fund perform and what affected its performance?

The broad municipal bond market posted gains, with supply/demand conditions, credit fundamentals and economic factors the key influences. New issuance, which reached record levels during the annual period, was met with strong investor demand, as higher absolute yields on tax-exempt securities and a solid credit backdrop created a strong environment for municipal bonds. Credit fundamentals remained positive overall, as improved revenues and conservative budgets helped most state and local governments end their fiscal years with surpluses. Among economic factors, inflation readings were a major focus. Investors also monitored labor market data, watching for signs of weakness, which could suggest U.S. economic growth was slowing. Toward the end of the annual period, municipal securities broadly weakened, as demand softened ahead of the April 15th tax filing deadline and amid rising uncertainty about federal government policies. Market volatility increased, with investors trying to assess the impact of the new Administration’s cuts, the implementation of trade tariffs, the potential elimination of the tax exemption for municipal securities and possible limitations on the ability of certain issuers to bring tax-exempt debt to market.

Top Contributors to Performance:

  The Fund benefited from its overall credit positioning. As spreads tightened, the Fund was helped by its overweight position versus the Bloomberg Municipal Bond 1-3 Year Blend Index (Index) in A-rated and BBB-rated securities

  Individual bottom-up security selection contributed positively overall, highlighted by selection among power/electric revenue bonds and state and local general obligation bonds.

  The Fund’s state positioning was broadly positive, with an overweight relative to the Index in Puerto Rico credits and an underweight in California credits boosting performance.

Top Detractors from Performance:

  The Fund’s combined duration and yield curve positioning had a negative impact on relative performance. The Fund was hurt by its longer duration positioning compared to the Index, given that longer-term interest rates ended the annual period higher than they started. In addition, an overweight versus the Index in tax-exempt securities with maturities of five years and longer detracted from the Fund’s results, as the municipal yield curve moved from an inverted position between two-year and 10-year maturities to a more traditional upward slope.

  Within bottom-up security selection, investments in health care revenue bonds, water and sewer revenue bonds and sales tax-backed bonds detracted from relative returns.

  Within state positioning, the Fund was hampered by an overweight in Illinois credits.

Goldman Sachs Short Duration Tax-Free Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	Bloomberg Municipal Bond 1-3 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$10,036	$10,125	$10,196
3/17	$10,080	$10,188	$10,241
3/18	$10,146	$10,238	$10,364
3/19	$10,440	$10,515	$10,828
3/20	$10,553	$10,709	$11,795
3/21	$10,839	$11,022	$11,879
3/22	$10,483	$10,725	$11,386
3/23	$10,532	$10,887	$10,842
3/24	$10,782	$11,108	$11,026
3/25	$11,100	$11,494	$11,564

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	2.95%	1.02%	1.05%
Bloomberg Municipal Bond 1-3 Year Blend Index	3.48%	1.42%	1.40%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Short Duration Tax-Free Fund

Service Class

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$4,903,687,808
# of Portfolio Holdings	1,589
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$17,015,077

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Hospital	9.9%
Corporate	9.2%
Sales Tax	6.5%
State GO	6.3%
Corporate Elec	5.5%
Airport	5.4%
City/County GO	5.0%
Water/Sewer	4.7%
Pre-refunded	4.3%
Muni Electric	4.3%
School District GO	4.3%
University	4.2%
State Appropriation	3.7%
Transportation	3.5%
Other	23.7%

Goldman Sachs Short Duration Tax-Free Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Tax-Free Fund

38141W885-AR-0325     Service Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Short Duration Tax-Free Fund

Investor Class: GDIRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$42	0.41%

How did the Fund perform and what affected its performance?

The broad municipal bond market posted gains, with supply/demand conditions, credit fundamentals and economic factors the key influences. New issuance, which reached record levels during the annual period, was met with strong investor demand, as higher absolute yields on tax-exempt securities and a solid credit backdrop created a strong environment for municipal bonds. Credit fundamentals remained positive overall, as improved revenues and conservative budgets helped most state and local governments end their fiscal years with surpluses. Among economic factors, inflation readings were a major focus. Investors also monitored labor market data, watching for signs of weakness, which could suggest U.S. economic growth was slowing. Toward the end of the annual period, municipal securities broadly weakened, as demand softened ahead of the April 15th tax filing deadline and amid rising uncertainty about federal government policies. Market volatility increased, with investors trying to assess the impact of the new Administration’s cuts, the implementation of trade tariffs, the potential elimination of the tax exemption for municipal securities and possible limitations on the ability of certain issuers to bring tax-exempt debt to market.

Top Contributors to Performance:

  The Fund benefited from its overall credit positioning. As spreads tightened, the Fund was helped by its overweight position versus the Bloomberg Municipal Bond 1-3 Year Blend Index (Index) in A-rated and BBB-rated securities

  Individual bottom-up security selection contributed positively overall, highlighted by selection among power/electric revenue bonds and state and local general obligation bonds.

  The Fund’s state positioning was broadly positive, with an overweight relative to the Index in Puerto Rico credits and an underweight in California credits boosting performance.

Top Detractors from Performance:

  The Fund’s combined duration and yield curve positioning had a negative impact on relative performance. The Fund was hurt by its longer duration positioning compared to the Index, given that longer-term interest rates ended the annual period higher than they started. In addition, an overweight versus the Index in tax-exempt securities with maturities of five years and longer detracted from the Fund’s results, as the municipal yield curve moved from an inverted position between two-year and 10-year maturities to a more traditional upward slope.

  Within bottom-up security selection, investments in health care revenue bonds, water and sewer revenue bonds and sales tax-backed bonds detracted from relative returns.

  Within state positioning, the Fund was hampered by an overweight in Illinois credits.

Goldman Sachs Short Duration Tax-Free Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	Bloomberg Municipal Bond 1-3 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$10,087	$10,125	$10,196
3/17	$10,176	$10,188	$10,241
3/18	$10,279	$10,238	$10,364
3/19	$10,625	$10,515	$10,828
3/20	$10,787	$10,709	$11,795
3/21	$11,131	$11,022	$11,879
3/22	$10,803	$10,725	$11,386
3/23	$10,916	$10,887	$10,842
3/24	$11,228	$11,108	$11,026
3/25	$11,615	$11,494	$11,564

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	3.45%	1.49%	1.51%
Bloomberg Municipal Bond 1-3 Year Blend Index	3.48%	1.42%	1.40%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Short Duration Tax-Free Fund

Investor Class

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$4,903,687,808
# of Portfolio Holdings	1,589
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$17,015,077

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Hospital	9.9%
Corporate	9.2%
Sales Tax	6.5%
State GO	6.3%
Corporate Elec	5.5%
Airport	5.4%
City/County GO	5.0%
Water/Sewer	4.7%
Pre-refunded	4.3%
Muni Electric	4.3%
School District GO	4.3%
University	4.2%
State Appropriation	3.7%
Transportation	3.5%
Other	23.7%

Goldman Sachs Short Duration Tax-Free Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Tax-Free Fund

38144N239-AR-0325     Investor Class

Annual Shareholder Report

March 31, 2025

Goldman Sachs Short Duration Tax-Free Fund

Class R6: GDUSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$39	0.38%

How did the Fund perform and what affected its performance?

The broad municipal bond market posted gains, with supply/demand conditions, credit fundamentals and economic factors the key influences. New issuance, which reached record levels during the annual period, was met with strong investor demand, as higher absolute yields on tax-exempt securities and a solid credit backdrop created a strong environment for municipal bonds. Credit fundamentals remained positive overall, as improved revenues and conservative budgets helped most state and local governments end their fiscal years with surpluses. Among economic factors, inflation readings were a major focus. Investors also monitored labor market data, watching for signs of weakness, which could suggest U.S. economic growth was slowing. Toward the end of the annual period, municipal securities broadly weakened, as demand softened ahead of the April 15th tax filing deadline and amid rising uncertainty about federal government policies. Market volatility increased, with investors trying to assess the impact of the new Administration’s cuts, the implementation of trade tariffs, the potential elimination of the tax exemption for municipal securities and possible limitations on the ability of certain issuers to bring tax-exempt debt to market.

Top Contributors to Performance:

  The Fund benefited from its overall credit positioning. As spreads tightened, the Fund was helped by its overweight position versus the Bloomberg Municipal Bond 1-3 Year Blend Index (Index) in A-rated and BBB-rated securities

  Individual bottom-up security selection contributed positively overall, highlighted by selection among power/electric revenue bonds and state and local general obligation bonds.

  The Fund’s state positioning was broadly positive, with an overweight relative to the Index in Puerto Rico credits and an underweight in California credits boosting performance.

Top Detractors from Performance:

  The Fund’s combined duration and yield curve positioning had a negative impact on relative performance. The Fund was hurt by its longer duration positioning compared to the Index, given that longer-term interest rates ended the annual period higher than they started. In addition, an overweight versus the Index in tax-exempt securities with maturities of five years and longer detracted from the Fund’s results, as the municipal yield curve moved from an inverted position between two-year and 10-year maturities to a more traditional upward slope.

  Within bottom-up security selection, investments in health care revenue bonds, water and sewer revenue bonds and sales tax-backed bonds detracted from relative returns.

  Within state positioning, the Fund was hampered by an overweight in Illinois credits.

Goldman Sachs Short Duration Tax-Free Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	Bloomberg Municipal Bond 1-3 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
11/30/17	$10,000	$10,000	$10,000
3/18	$10,061	$10,038	$9,899
3/19	$10,414	$10,310	$10,342
3/20	$10,570	$10,500	$11,266
3/21	$10,913	$10,807	$11,346
3/22	$10,608	$10,516	$10,875
3/23	$10,713	$10,674	$10,355
3/24	$11,023	$10,891	$10,531
3/25	$11,407	$11,270	$11,045

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced November 30, 2017)	3.48%	1.53%	1.81%
Bloomberg Municipal Bond 1-3 Year Blend Index	3.48%	1.42%	1.64%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.36%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Short Duration Tax-Free Fund

Class R6

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$4,903,687,808
# of Portfolio Holdings	1,589
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$17,015,077

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Hospital	9.9%
Corporate	9.2%
Sales Tax	6.5%
State GO	6.3%
Corporate Elec	5.5%
Airport	5.4%
City/County GO	5.0%
Water/Sewer	4.7%
Pre-refunded	4.3%
Muni Electric	4.3%
School District GO	4.3%
University	4.2%
State Appropriation	3.7%
Transportation	3.5%
Other	23.7%

Goldman Sachs Short Duration Tax-Free Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Tax-Free Fund

38145L182-AR-0325     Class R6

Annual Shareholder Report

March 31, 2025

Goldman Sachs Short Duration Tax-Free Fund

Class P: GANPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$39	0.38%

How did the Fund perform and what affected its performance?

The broad municipal bond market posted gains, with supply/demand conditions, credit fundamentals and economic factors the key influences. New issuance, which reached record levels during the annual period, was met with strong investor demand, as higher absolute yields on tax-exempt securities and a solid credit backdrop created a strong environment for municipal bonds. Credit fundamentals remained positive overall, as improved revenues and conservative budgets helped most state and local governments end their fiscal years with surpluses. Among economic factors, inflation readings were a major focus. Investors also monitored labor market data, watching for signs of weakness, which could suggest U.S. economic growth was slowing. Toward the end of the annual period, municipal securities broadly weakened, as demand softened ahead of the April 15th tax filing deadline and amid rising uncertainty about federal government policies. Market volatility increased, with investors trying to assess the impact of the new Administration’s cuts, the implementation of trade tariffs, the potential elimination of the tax exemption for municipal securities and possible limitations on the ability of certain issuers to bring tax-exempt debt to market.

Top Contributors to Performance:

  The Fund benefited from its overall credit positioning. As spreads tightened, the Fund was helped by its overweight position versus the Bloomberg Municipal Bond 1-3 Year Blend Index (Index) in A-rated and BBB-rated securities

  Individual bottom-up security selection contributed positively overall, highlighted by selection among power/electric revenue bonds and state and local general obligation bonds.

  The Fund’s state positioning was broadly positive, with an overweight relative to the Index in Puerto Rico credits and an underweight in California credits boosting performance.

Top Detractors from Performance:

  The Fund’s combined duration and yield curve positioning had a negative impact on relative performance. The Fund was hurt by its longer duration positioning compared to the Index, given that longer-term interest rates ended the annual period higher than they started. In addition, an overweight versus the Index in tax-exempt securities with maturities of five years and longer detracted from the Fund’s results, as the municipal yield curve moved from an inverted position between two-year and 10-year maturities to a more traditional upward slope.

  Within bottom-up security selection, investments in health care revenue bonds, water and sewer revenue bonds and sales tax-backed bonds detracted from relative returns.

  Within state positioning, the Fund was hampered by an overweight in Illinois credits.

Goldman Sachs Short Duration Tax-Free Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Bloomberg Municipal Bond 1-3 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000
3/19	$10,342	$10,288	$10,538
3/20	$10,497	$10,477	$11,479
3/21	$10,837	$10,784	$11,561
3/22	$10,535	$10,493	$11,081
3/23	$10,650	$10,652	$10,551
3/24	$10,957	$10,868	$10,730
3/25	$11,328	$11,246	$11,254

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	3.38%	1.53%	1.81%
Bloomberg Municipal Bond 1-3 Year Blend Index	3.48%	1.42%	1.70%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.71%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Short Duration Tax-Free Fund

Class P

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$4,903,687,808
# of Portfolio Holdings	1,589
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$17,015,077

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Hospital	9.9%
Corporate	9.2%
Sales Tax	6.5%
State GO	6.3%
Corporate Elec	5.5%
Airport	5.4%
City/County GO	5.0%
Water/Sewer	4.7%
Pre-refunded	4.3%
Muni Electric	4.3%
School District GO	4.3%
University	4.2%
State Appropriation	3.7%
Transportation	3.5%
Other	23.7%

Goldman Sachs Short Duration Tax-Free Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Tax-Free Fund

38150C309-AR-0325     Class P

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by all of the Funds of the Goldman Sachs Trust and includes the Goldman Sachs Funds to which this certified shareholder report relates.

	2025	2024	Description of Services Rendered

Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$3,871,978	$3,834,921	Financial Statement audits.

Audit-Related Fees:

• PwC	$460,728	$233,100	Other attest services.

Tax Fees:

• PwC	$0	$0

All Other Fees:

• PwC	$0	$0

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs Trust’s service affiliates* that were pre-approved by the Audit Committee of the Goldman Sachs Trust pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2025	2024	Description of Services Rendered

Audit-Related Fees:

• PwC	$2,122,312	$2,122,312	Internal control review performed in accordance with Statement on Standards for Attestation Engagements No. 16 and semi-annual updates related to withholding tax accrual for non-US jurisdictions. These fees are borne by the Funds’ Adviser.

*

These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust (“GST”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST, the Audit Committee will pre-approve those non-audit services provided to GST’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST) where the engagement relates directly to the operations or financial reporting of GST.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GST’s service affiliates listed in Table 2 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GST by PwC for the twelve months ended March 31, 2025 and March 31, 2024 were approximately $460,728 and $233,100, respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by PwC for non-audit services for the twelve months ended December 31, 2024 and December 31, 2023 were approximately $20.7 million and $18.0 million, respectively. With regard to the aggregate non-audit fees billed to GST’s adviser and service affiliates, the 2024 and 2023 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST’s operations or financial reporting.

Item 4(h) — GST’s Audit Committee has considered whether the provision of non-audit services to GST’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

Item 4(i) – Not applicable.

Item 4(j) – Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Annual Financial Statements March 31, 2025 Goldman Sachs Municipal Funds Goldman Sachs Dynamic Municipal Income Fund Goldman Sachs High Yield Municipal Fund Goldman Sachs Municipal Income Completion Fund Goldman Sachs Short Duration Tax-Free Fund

Goldman Sachs Municipal Funds

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds - 98.2%

Alabama - 2.0%

Alabama Economic Settlement Authority RB for BP Exploration & Production, Inc. Series 2016 A (A1/A-)
$5,000,000	4.000%		09/15/2033	$4,924,343
Alabama Housing Finance Authority Collateralized Single Family Mortgage RB 2024 Series C Bonds (NON-AMT) (GNMA/ FNMA/FHLMC) (Aaa/NR)
2,400,000	4.450		10/01/2044	2,348,968
Alabama Housing Finance Authority Multifamily Housing RB for Cooper Green Homes Project Series 2024 C (Aaa/NR)
1,175,000	5.000	(a)(b)	02/01/2029	1,230,540
Ascension Health RB for Ascension Senior Credit Group Series 2016C (Aa2/AA)
9,500,000	5.000		11/15/2046	9,521,275
Black Belt Energy Gas District Gas Prepay RB 2019 Series A (A1/NR)
22,955,000	4.000	(a)(b)	12/01/2049	23,026,408
Energy Southeast a Cooperative District Energy Supply RB 2024 Series B (A1/NR)
6,500,000	5.250	(a)(b)	07/01/2054	6,912,731
Energy Southeast, A Cooperative District Energy Supply RB Series 2023B-1 (Fixed Rate) (A1/NR)
4,150,000	5.750	(a)(b)	04/01/2054	4,560,954
Health Care Authority for Baptist Health Series 2023 (A3/BBB+)
1,500,000	5.000		11/15/2029	1,580,636
1,500,000	5.000		11/15/2035	1,575,506
1,000,000	5.000		11/15/2036	1,045,375
325,000	5.000		11/15/2037	338,206
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (B1/BB-)
4,920,000	5.750		10/01/2049	5,122,869
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (NR/BBB+)
1,000,000	5.000		10/01/2025	1,006,865
Jefferson County Sewer Revenue Warrants Series 2024 (Baa1/BBB+)
2,000,000	5.250		10/01/2040	2,144,525
2,000,000	5.250		10/01/2041	2,130,615
2,500,000	5.250		10/01/2044	2,627,336
27,860,000	5.250		10/01/2049	28,727,892
Limestone County Water and Sewer Authority Water and Sewer RB Series 2024 (Aa3/AA-)
500,000	5.000		12/01/2044	525,966
Midcity Improvement District Special Assessment RB Series 2022 (NR/NR)
100,000	3.875		11/01/2027	97,011
500,000	4.250		11/01/2032	467,723
Southeast Alabama Gas Supply District Gas Supply RB Refunding Series 2024B (A1/NR)
20,000,000	5.000	(a)(b)	06/01/2049	20,956,234
Southeast Energy Authority Commodity Supply RB Series 2022A-1 (A1/NR)
6,000,000	5.500	(a)(b)	01/01/2053	6,367,770
Southeast Energy Authority, A Cooperative District Energy Supply RB Series 2025C (Aa1/NR)
35,255,000	5.000	(a)(b)	05/01/2055	37,299,515
The Educational Building Authority of The City of Homewood Alabama Lease RB Tax-Exempt Series 2024-A (Baa2/NR)
3,350,000	5.500		10/01/2049	3,472,110

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Alabama – (continued)

The Educational Building Authority of The City of Homewood Alabama RB Tax-Exempt Series 2024-C (Baa2/NR)
$4,175,000	5.500%		10/01/2049	$4,327,182
The Industrial Board of the Town of West Jefferson Pollution Control Revenue Refunding Bonds for Alabama Power Company Project Series 1998 (A1/A)
8,540,000	3.650	(b)	06/01/2028	8,598,995
The Industrial Development Authority of Mobile County Solid Waste Disposal RB AM NS Calvert LLC Project Series 2024A (Baa3/BBB-)
12,650,000	5.000		06/01/2054	12,495,961
The Industrial Development Board of the City of Mobile Pollution Control RB for Alabama Power Company Barry Plant Project Series 2007-C (A1/A) (PUTABLE)
3,470,000	3.780	(a)(b)	06/01/2034	3,489,465
The Industrial Development Board of The City of Prattville Environmental Improvement Refunding Bonds International Paper Company Project Series 2019B (NR/BBB) (PUTABLE)
1,335,000	3.450	(a)(b)	11/01/2033	1,310,965
The Industrial Development Board of The City of Prattville Recovery Zone Facility Revenue Refunding Bonds International Paper Company Project Series 2019C (NR/BBB) (PUTABLE)
1,925,000	3.450	(a)(b)	11/01/2033	1,880,090
The Industrial Development Board of The City of Selma Gulf Opportunity Zone Revenue Refunding Bonds International Paper Company Project Series 2019A (NR/BBB) (PUTABLE)
1,040,000	3.450	(a)(b)	11/01/2033	1,021,276
The Public Educational Building Authority of Jacksonville Higher Educational Facilities RB for JSU Foundation Project Series 2024 Consisting of: Series 2024-A (BAM) (Baa2/AA)
3,550,000	5.250		08/01/2049	3,724,494
4,500,000	5.000		08/01/2056	4,599,017
Water Works Board of The City of Birmingham Revenue Anticipation Bond Series 2024 (NR/NR)
9,600,000	3.750	(c)	09/01/2026	9,562,102
Water Works Board of The City of Birmingham Senior Water RB Refunding Series 2016-B (Aa3/NR)
1,250,000	5.000	(d)	01/01/2027	1,299,852

				220,320,772

Alaska - 0.1%

Civicventures Refunding RB for Anchorage Convention Center Series 2015 (NR/A+)
4,000,000	4.000		09/01/2038	3,696,253
Matanuska-Susitna Borough State of Alaska Lease Revenue Refunding Bonds Series 2025B (A1/AA-)
3,745,000	5.000	(e)	09/01/2026	3,835,951
5,000,000	5.000	(e)	09/01/2027	5,209,951
Northern Tobacco Securitization Corp. Tobacco Settlement Asset Back Bonds Series 2021 (NR/A)
1,750,000	5.000		06/01/2031	1,863,249

				14,605,404

American Samoa - 0.0%

American Samoa Economic Development Authority RB Refunding Series 2021 C (Ba3/NR)
1,500,000	3.720	(c)	09/01/2027	1,432,257

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Arizona - 1.8%

Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (NR/AA-) (S&P 7 Day Municipal Intermediate Grade Rate + 0.81%)
$65,960,000	4.480	%(a)(f)	01/01/2037	$63,681,649
Arizona IDA Education RB for Academies of Math & Science Projects Series 2023 (NR/BB+)
515,000	4.500	(c)	07/01/2033	512,497
250,000	5.250	(c)	07/01/2043	251,459
Arizona IDA Lease RB for Greenville University Student Housing and Athletic Facilities Project Series 2022 (NR/BB+)
8,000,000	6.500	(c)	11/01/2053	8,064,153
Arizona Industrial Development Authority RB for Candeo Schools Obligated Group Project Series 2020 A (SD CRED PROG) (NR/AA-)
425,000	3.375		07/01/2041	349,082
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2019 A (NR/A)
1,400,000	5.000		11/01/2044	1,423,397
Arizona Industrial Development Authority RB for Kipp New York, Inc. Macombs Facility Series 2021 A (NR/BBB-)
1,065,000	4.000		07/01/2051	903,891
Arizona Industrial Development Authority RB for Provident Group - EMU Properties LLC Series 2018 (Ca/NR)
365,000	5.000	*	05/01/2024	181,587
300,000	5.000	*	05/01/2029	149,250
650,000	5.000	*	05/01/2031	323,375
Arizona Industrial Development Authority RB for Somerset Academy of Las Vegas Series 2021 A (NR/BB)
430,000	3.000	(c)	12/15/2031	394,334
Arizona Industrial Development Authority Senior Living RB First Tier Series 2025 A2 (NR/NR)
5,915,000	5.125		01/01/2059	5,400,733
Arizona Industrial Development Authority Senior Living RB Second Tier Series 2025 A2 (NR/NR)
5,948,081	5.125		01/01/2059	4,635,408
City of Chandler IDA Industrial Development RB for Intel Corp. Project Series 2005 (NON-AMT) (Baa1/BBB)
3,350,000	3.800	(a)(b)	12/01/2035	3,378,070
City of Chandler IDA RB for Intel Corp. Project Series 2022-2 (Baa1/BBB)
14,200,000	5.000	(a)(b)	09/01/2052	14,545,019
City of Glendale, Arizona Subordinate Excise Tax RR Obligations, Series 2017 (Aa3/AA+)
2,505,000	5.000		07/01/2029	2,613,772
City of Mesa, Arizona Utility Systems RR Bonds, Series 2021 (Aa2/AA-)
1,400,000	4.000		07/01/2035	1,422,119
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 A (Aa3/A+)
1,375,000	3.000		07/01/2049	1,009,334
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 B (Aa3/A+)
3,790,000	3.250		07/01/2049	2,861,884
City of Phoenix Civic Improvement Corporation RB for Rental Car Facility Charge Series 2019 A (A3/A)
2,225,000	5.000		07/01/2045	2,282,623
City of Phoenix Civic Improvement Corporation Water System RB Refunding Junior Lien Series 2016 (Aa2/AAA)
7,000,000	5.000		07/01/2030	7,161,284

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Arizona – (continued)

Coconino County Pollution Control Refunding RB for Nevada Power Company Projects Pollution Control Corp. Series 2017A (A2/A) (PUTABLE)
$2,225,000	4.125	%(a)(b)	09/01/2032	$2,226,176
County of Maricopa IDA Education RB Series 2021A (NR/BBB-)
550,000	3.000	(c)	07/01/2031	510,800
1,050,000	4.000	(c)	07/01/2041	926,319
County of Maricopa IDA Education RB Taxable Convertible Series 2021B (NR/BBB-)
625,000	2.100	(b)(c)	07/01/2026	606,063
3,225,000	2.625	(b)(c)	07/01/2031	2,880,307
3,225,000	3.500	(b)(c)	07/01/2044	2,508,492
County of Pima IDA Senior Living RB for La Posada at Pusch Ridge Project Series 2022A (NR/NR)
2,500,000	6.750	(c)	11/15/2042	2,691,086
County of Pima IDA Senior Living RB for La Posada at Pusch Ridge Project Series 2022B-3 (NR/NR)
4,500,000	5.125	(c)	11/15/2029	4,506,348
Entertainment Center Community Facilities District RB Series 2017 (NR/NR)
4,295,000	4.000		07/01/2037	4,288,353
Equitable Senior National Charter School Revolving Loan Fund RB for Arizona IDA Series 2023A Social Bonds (NR/A)
1,675,000	5.000		11/01/2028	1,763,010
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
335,000	3.500		07/01/2029	313,743
376,000	4.100		07/01/2034	344,771
1,090,000	4.750		07/01/2043	960,399
Glendale Industrial Development Authority RB for People of Faith, Inc. Obligated Group Series 2020 A (NR/NR)
535,000	4.000		05/15/2031	512,289
1,000,000	5.000		05/15/2041	972,464
Glendale Industrial Development Authority RB Refunding for Sun Health Services Obligated Group Series 2019 A (NR/NR)
5,170,000	5.000		11/15/2042	5,172,432
La Paz County Industrial Development Authority RB for Harmony Public Schools Series 2021 A (NR/BBB+)
380,000	4.000		02/15/2041	324,759
295,000	4.000		02/15/2046	242,376
Maricopa County Arizona Pollution Control Company 4.5% Pollution Control Refunding RB 2012 Series A (Baa2/NR)
4,175,000	4.500		08/01/2042	4,032,337
Maricopa County Arizona Pollution Control Corp. Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico Palo Verde Project 2003 Series A (NON-AMT) (Baa2/BBB) (PUTABLE)
3,300,000	3.875	(a)(b)	01/01/2038	3,327,530
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2020 A (NR/BB)
300,000	4.000	(c)	07/01/2030	295,718
600,000	5.000	(c)	07/01/2040	598,470
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2021 A (NR/BB)
950,000	4.000	(c)	07/01/2051	763,784

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Arizona – (continued)

Maricopa County Industrial Development Authority RB for Ottawa University Series 2020 (NR/NR)
$150,000	5.000	%(c)	10/01/2026	$148,223
400,000	5.125	(c)	10/01/2030	386,557
Maricopa County Industrial Development Authority RB Refunding for Legacy Traditional School Obligated Group Series 2019 A (SD CRED PROG) (Ba2/AA-)
200,000	4.000		07/01/2025	200,008
200,000	4.000		07/01/2026	200,998
200,000	4.000		07/01/2027	201,205
325,000	4.000		07/01/2028	326,964
250,000	4.000		07/01/2029	251,098
500,000	4.000		07/01/2034	486,037
700,000	5.000		07/01/2039	712,612
Maricopa County Pollution Control Refunding RB for El Paso Electric Company Palo Verde Project Series 2009 A (NON-AMT) (Baa2/NR)
6,575,000	3.600		02/01/2040	5,820,387
Pima County IDA RB Refunding for Career Success Schools, Inc. Series 2020 (NR/NR)
315,000	4.750	(c)	05/01/2030	313,880
225,000	5.500	(c)	05/01/2040	221,660
Salt River Agricultural Improvement and Power District Project Electric System RB Series 2023B (Aa1/AA+)
7,055,000	5.250		01/01/2053	7,547,207
Salt Verde Financial Corp. RB Gas Senior Series 2007-1 (A3/BBB+)
9,130,000	5.000		12/01/2037	9,608,573
The Industrial Development Authority of The City of Chandler Arizona Industrial Development RB Series 2019 (AMT) (Baa1/BBB)
2,850,000	4.000	(a)(b)	06/01/2049	2,838,685
The Industrial Development Authority of The City of Sierra Vista Education Facility RB American Leadership Academy Project Series 2024 (NR/NR)
1,675,000	5.000	(c)	06/15/2044	1,643,395
950,000	5.000	(c)	06/15/2054	902,735
The Industrial Development Authority of The County of Maricopa Education Refunding RB for Legacy Traditional Schools Projects Series 2024 (NR/BBB-)
6,340,000	4.000		07/01/2034	6,069,720

				200,192,890

Arkansas - 0.2%

Arkansas Development Finance Authority Environmental Improvement RB Series 2022 (AMT) (NR/BB-)
2,000,000	5.450		09/01/2052	2,048,069
Arkansas Development Finance Authority RB for Baptist Health Obligated Group Series 2019 (NR/A)
5,790,000	5.000		12/01/2047	5,782,087
4,630,000	3.200		12/01/2049	3,418,920
Arkansas Development Finance Authority RB for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
315,000	3.000		07/01/2032	284,753
310,000	3.125		07/01/2036	253,146
Arkansas Development Finance Authority RB Refunding for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 (NR/NR)
4,700,000	3.500		07/01/2038	3,578,841

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Arkansas – (continued)

Batesville Public Facilities Board RB Refunding for White River Health System Obligated Group Series 2020 (NR/BBB-)
$1,380,000	5.000%		06/01/2025	$1,382,233
1,545,000	5.000		06/01/2026	1,545,886
1,815,000	5.000		06/01/2027	1,814,321
Rogers School District No. 30 of Benton County Arkansas Construction Bonds Arkansas School District Intercept Program (ST AID WITHHLDG) (Aa2/NR)
4,050,000	4.000		02/01/2034	4,072,429
3,280,000	4.000		02/01/2037	3,235,725

				27,416,410

California - 8.9%

Airport Commission of The City and County of San Francisco San Francisco International Airport Second Series Revenue Bonds Series 2025A (AMT) (A1/AA-)
8,150,000	5.250		05/01/2055	8,529,621
Airport Commission of The City and County of San Francisco San Francisco International Airport Second Series Revenue Refunding Bonds Series 2024A (A1/NR)
8,075,000	5.250		05/01/2049	8,340,928
Airport Commission of The City and County of San Francisco San Francisco International Airport Series 2016B (A1/AA-)
9,990,000	5.000		05/01/2046	9,990,056
Airport Commission of The City and County of San Francisco Second Series RR Bonds, Series 2023C (AMT) (A1/NR)
12,500,000	5.750		05/01/2048	13,576,264
Alhambra California Unified School District Election of 2008 GO Bonds Capital Appreciation for Elementary Schools Improvement District Series 2011 B (AGM) (Aa2/AA)
1,000,000	0.000	(g)	08/01/2037	613,312
Atwater Wastewater RB Refunding Series 2017 A (AGM) (NR/AA)
1,000,000	5.000		05/01/2040	1,020,752
Bay Area Toll Authority Bridge RB 2021 Series D (Aa3/AA) (SIFMA Municipal Swap Index Yield + 0.30%)
12,750,000	3.170	(a)(f)	04/01/2056	12,594,818
Bay Area Toll Authority Bridge RB 2021 Series E (Aa3/AA) (SIFMA Municipal Swap Index Yield + 0.41%)
8,450,000	3.280	(a)(f)	04/01/2056	8,326,163
Beaumont Community Facilities District No. 2016-2 Special Tax Series 2019 (NR/NR)
220,000	4.000		09/01/2025	220,579
275,000	4.000		09/01/2031	274,996
290,000	4.000		09/01/2032	288,919
300,000	5.000		09/01/2033	307,399
215,000	5.000		09/01/2034	220,232
330,000	5.000		09/01/2035	337,920
345,000	3.000		09/01/2036	307,415
360,000	3.000		09/01/2037	315,882
370,000	3.000		09/01/2038	316,312
380,000	3.000		09/01/2039	317,557
1,160,000	5.000		09/01/2044	1,171,940
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB 2024 Series A (NON-AMT) (AGM) (A1/AA)
4,000,000	4.000		07/01/2054	3,722,008
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB 2024 Series B (AMT) (AGM) (A1/AA)
5,125,000	4.375		07/01/2049	4,858,254

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)

California Community Choice Financing Authority Clean Energy Project RB Fixed Rate Green Bonds Series 2023E-1 (A1/NR)
$8,010,000	5.000	%(a)(b)	02/01/2054	$8,465,611
California Community Choice Financing Authority Clean Energy Project RB Green Bonds Series 2024A (A1/NR)
3,375,000	5.000	(a)(b)	05/01/2054	3,589,241
California Community Choice Financing Authority Clean Energy Project RB Series 2022A (A1/NR)
16,990,000	4.000	(a)(b)	05/01/2053	17,051,050
California Community Choice Financing Authority Clean Energy Project RB Term Rate Green Bonds Series 2024F (Aa3/NR)
14,250,000	5.000	(a)(b)	02/01/2055	15,178,422
California County Tobacco Securitization Agency RB Refunding for Merced County Tobacco Funding Corp. Series 2020 B (NR/NR)
270,000	5.000		06/01/2050	260,476
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 A (NR/ BBB+)
950,000	4.000		06/01/2049	849,446
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-1 (NR/BBB+)
525,000	5.000		06/01/2049	525,477
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-2 (NR/NR)
2,375,000	0.000	(g)	06/01/2055	501,825
California County Tobacco Securitization Agency RB Refunding Series 2020 B-1 (NR/BBB+)
455,000	5.000		06/01/2049	455,379
California County Tobacco Securitization Agency RB Refunding Series 2020 B-2 (NR/NR)
12,130,000	0.000	(g)	06/01/2055	2,319,393
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (NR/NR)
45,220,000	0.000	(g)	06/01/2055	5,463,602
California Educational Facilities Authority RB for Stanford University Series 2010 U-1 (Aaa/AAA)
5,000,000	5.250		04/01/2040	6,000,426
California Educational Facilities Authority RB for Stanford University Series 2014 U-6 (Aaa/AAA)
3,500,000	5.000		05/01/2045	4,005,235
California Educational Facilities Authority RB University of San Francisco Series 2018A (A3/NR)
9,115,000	5.000		10/01/2053	9,251,448
California Enterprise Development Authority RB for Provident Group-SDSU Properties LLC - M@College Project Series 2020 A (Baa3/NR)
575,000	5.000		08/01/2040	586,592
600,000	5.000		08/01/2045	607,537
California Enterprise Development Authority Student Housing RR Bonds for Provident Group - Pomona Properties L.L.C. Project Series 2024A (Baa3/NR)
650,000	5.000		01/15/2039	678,942
1,000,000	5.000		01/15/2045	1,016,330

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)

California Health Facilities Financing Authority RB Adventist Health System West Series 2024A (NR/BBB+)
$14,175,000	5.000%		12/01/2028	$14,958,152
1,970,000	5.250		12/01/2040	2,085,099
2,850,000	5.250		12/01/2041	2,992,750
3,000,000	5.250		12/01/2042	3,129,093
2,825,000	5.250		12/01/2043	2,933,122
1,020,000	5.250		12/01/2044	1,054,375
California Health Facilities Financing Authority RB Adventist Health System/West Series 2024A (NR/BBB+)
7,080,000	5.000		12/01/2034	7,638,311
California Health Facilities Financing Authority RB Children’S Hospital of Orange County Series 2024B (NR/AA)
7,300,000	5.000	(a)(b)	11/01/2054	8,056,475
California Health Facilities Financing Authority RB for Cedars-Sinai Health System Series 2021A (Aa3/AA-)
11,675,000	4.000		08/15/2048	10,976,071
California Health Facilities Financing Authority RB for Children’s Hospital at Los Angeles Series 2017 A (Baa2/BB+)
5,800,000	5.000		08/15/2047	5,743,936
California Health Facilities Financing Authority RB for El Camino Hospital Series 2017 (Aa3/AA)
500,000	5.000		02/01/2042	508,911
California Health Facilities Financing Authority RB for Lucile Salter Packard Children’s Hospital at Stanford 2016 Series B (A1/A+)
10,760,000	5.000		08/15/2055	10,815,184
California Health Facilities Financing Authority RB for Lucile Salter Packard Children’s Hospital Series 2017 A (A1/A+)
375,000	5.000		11/15/2028	395,049
350,000	5.000		11/15/2029	367,521
565,000	5.000		11/15/2030	592,422
1,010,000	5.000		11/15/2042	1,039,344
California Health Facilities Financing Authority RB for Providence Health & Services Series 2014B (A2/A)
7,970,000	5.000		10/01/2044	7,984,747
California Health Facilities Financing Authority RB Scripps Health Series 2024B (NR/AA-)
2,200,000	5.000	(a)(b)	11/15/2061	2,417,986
California Health Facilities Financing Authority Refunding RB Lucile Salter Packard Children’s Hospital at Stanford 2022 Series A Forward Delivery (A1/A+)
5,300,000	4.000		05/15/2046	5,004,581
2,250,000	4.000		05/15/2051	2,057,274
California Infrastructure & Economic Development Bank RB for California Academy of Sciences Series 2024A (A2/NR)
13,585,000	3.250		08/01/2029	13,572,848
California Infrastructure & Economic Development Bank RB Refunding for Museum Associates Series 2021 A (A3/NR)
4,500,000	1.200	(a)(b)	12/01/2050	4,057,639
California Infrastructure & Economic Development Bank RB Series A (A3/A-)
570,000	4.000		05/01/2039	567,091
California Infrastructure & Economic Development Bank RB Series B (A3/A-)
4,315,000	4.000		05/01/2039	4,292,982
1,460,000	4.000		05/01/2040	1,440,704

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)

California Infrastructure and Economic Development Bank Senior Subordinated Secured RB Brightline West Passenger Rail Project Series 2025A (NR/NR)
$16,000,000	9.500	%(a)(b)(c)	01/01/2065	$15,990,454
California Municipal Finance Authority Multifamily Housing RB for View at San Bruno 2024 Series A-1 (Aaa/NR)
4,395,000	5.000	(a)(b)	06/01/2056	4,650,483
California Municipal Finance Authority RB for California Lutheran University Series 2018 (Baa1/NR)
240,000	5.000		10/01/2033	247,826
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A3/BBB+)
1,300,000	5.000		02/01/2034	1,322,173
1,150,000	5.000		02/01/2035	1,167,553
325,000	5.000		02/01/2042	325,969
1,575,000	5.000		02/01/2047	1,578,271
California Municipal Finance Authority RB for The Learning Choice Academy Series 2021 A (NR/BBB-)
610,000	4.000		07/01/2031	609,222
1,830,000	4.000		07/01/2041	1,644,492
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (Baa1/NR)
175,000	5.000		10/01/2025	176,193
350,000	5.000		10/01/2027	363,282
225,000	5.000		10/01/2029	235,329
125,000	5.000		10/01/2030	130,326
225,000	5.000		10/01/2031	233,781
California Municipal Finance Authority RB Refunding for Claremont Graduate University Series 2020 B (NR/NR)
430,000	5.000	(c)	10/01/2034	434,485
1,125,000	5.000	(c)	10/01/2039	1,095,478
1,035,000	5.000	(c)	10/01/2049	970,708
California Municipal Finance Authority Revenue Refunding Bonds for Eisenhower Medical Center Series 2017A (Baa2/NR)
4,225,000	5.000		07/01/2047	4,245,334
California Municipal Finance Authority Senior Lien RB for Linxs APM Project Series 2018A (NR/NR)
2,570,000	5.000		12/31/2026	2,621,432
2,005,000	5.000		06/30/2027	2,055,772
3,005,000	5.000		12/31/2027	3,096,107
12,225,000	5.000		12/31/2043	12,251,944
3,500,000	4.000		12/31/2047	3,066,491
California Municipal Finance Authority Solid Waste Disposal RB for Republic Services, Inc. Project Series 2024A (NR/BBB+/A-2)
6,750,000	3.875	(a)(b)	03/01/2054	6,653,512
California Municipal Finance Authority Special Facility RB For United Airlines International Airport Project Series 2019 (NR/BB)
5,100,000	4.000		07/15/2029	5,047,658
California Municipal Finance Authority Student Housing RB for Bowles Hall Foundation Series 2015 A (Baa3/NR)
400,000	5.000		06/01/2035	400,390
California Pollution Control Financing Authority RB for American Water Capital Corp. Project Series 2020 (NON-AMT) (Baa1/A) (PUTABLE)
1,625,000	3.700	(a)(b)	08/01/2040	1,632,780

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)

California Pollution Control Financing Authority RB Refunding for Waste Management, Inc. Series 2015 B-1 (NR/A-/A-2)
$4,130,000	3.000%		11/01/2025	$4,109,376
California Pollution Control Financing Authority Solid Waste Disposal Refunding RB for Waste Management Project Series 2015A-3 (NR/A-/A-2)
4,205,000	4.300		07/01/2040	4,207,681
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Desalination Project Series 2012 (Baa3/NR)
19,840,000	5.000	(c)	07/01/2037	19,852,134
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Desalination Project Series 2023 (Baa3/NR)
2,725,000	5.000	(c)	07/01/2034	2,910,702
420,000	5.000	(c)	07/01/2035	446,396
2,605,000	5.000	(c)	07/01/2036	2,755,716
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources LP Desalination Project Series 2012 (AMT) (Baa3/NR)
1,440,000	5.000	(c)	11/21/2045	1,434,074
California Pollution Control Financing Authority Water Furnishing RB Refunding for San Diego County Water Desalination Project Series 2019 (Baa3/NR)
1,330,000	5.000	(c)	07/01/2029	1,369,284
2,500,000	5.000	(c)	11/21/2045	2,531,178
California Public Finance Authority Health Care Facilities RB for Hazelden Betty Ford Foundation Project Series 2025A (Baa1/NR)
650,000	5.000		11/01/2049	669,573
California Public Finance Authority RB for Excelsior Charter School Project Series 2020 A (NR/NR)
1,055,000	5.000	(c)	06/15/2040	1,038,450
California School Finance Authority Charter School RB for Citizens of the World Obligated Group Series 2022A (NR/BB-)
760,000	6.250	(c)	04/01/2052	768,767
California School Finance Authority Charter School RB for Classical Academies Oceanside Project Series 2022A (NR/ BBB-)
1,000,000	5.000	(c)	10/01/2042	998,268
California School Finance Authority Charter School RB for Classical Academies Vista Project Series 2021 (NR/BBB-)
450,000	4.000	(c)	10/01/2046	382,162
California School Finance Authority Charter School RB for Envision Education – Obligated Group Series 2024A (NR/ BB+)
720,000	5.000	(c)	06/01/2034	743,714
665,000	5.000	(c)	06/01/2044	664,712
750,000	5.000	(c)	06/01/2054	734,475
California School Finance Authority Charter School RB for Harbor Springs Obligated Group Series 2024A (NR/BB+)
2,000,000	5.000	(c)	07/01/2039	2,057,508
California School Finance Authority Charter School RB for Hawking Steam Charter School Project Series 2022 (NR/BB+)
950,000	5.250	(c)	07/01/2052	959,896

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)

California School Finance Authority Charter School RB for Lighthouse Community Public School Obligated Group Series 2022A (NR/NR)
$1,000,000	6.250	%(c)	06/01/2042	$1,049,073
California School Finance Authority Charter School RB Orange County Educational Arts Academy Project Series 2023A (NR/NR)
545,000	5.000	(c)	06/01/2033	552,551
California School Finance Authority Charter School Refunding RB Partnerships to Uplift Communities Project Series 2023 Social Bonds (NR/BB+)
715,000	5.000	(c)	08/01/2033	742,340
California School Finance Authority Educational Facilities RB New Designs Charter School Project Series 2024A (NR/BB+)
650,000	5.000	(c)	06/01/2054	628,915
California School Finance Authority RB for Classical Academy Obligated Group Series 2020 A (NR/BBB-)
145,000	3.000	(c)	10/01/2030	136,322
500,000	5.000	(c)	10/01/2040	502,157
California School Finance Authority RB for Classical Academy Obligated Group Series 2021 A (NR/BBB-)
290,000	2.000	(c)	10/01/2025	286,522
710,000	3.000	(c)	10/01/2031	658,194
California School Finance Authority RB for Fenton Charter Public Schools Series 2020 A (NR/BB+)
1,280,000	4.000	(c)	07/01/2030	1,266,468
1,350,000	5.000	(c)	07/01/2040	1,351,505
California School Finance Authority RB for iLEAD Lancaster Series 2021 A (ST INTERCEPT) (NR/NR)
435,000	5.000	(c)	06/01/2041	412,640
California School Finance Authority RB for Santa Clarita Valley International Charter School Series 2021 B (NR/NR)
300,000	4.875	(c)	06/01/2027	294,466
California School Finance Authority RB Refunding Series 2016 (NR/BBB-)
4,450,000	5.000	(c)	08/01/2046	4,319,178
California School Finance Authority School Facility Refunding RB Value Schools, Series 2023A (ST INTERCEPT) (NR/BBB-)
930,000	5.000	(c)	07/01/2033	958,755
California State Various Purpose GO Bonds Series 2017 (Aa2/AA-)
1,250,000	5.000		08/01/2046	1,265,977
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
120,000	5.000		09/01/2030	120,622
125,000	5.000		09/01/2037	125,399
California Statewide Communities Development Authority Community Facilities District No. 2018-02 Special Tax for Improvement Area No. 1 Series 2020 (NR/NR)
1,375,000	7.250	(c)	09/01/2050	1,408,726
California Statewide Communities Development Authority Community Facilities District No. 2020-02 Atwell Improvement Area No. 3 Special Tax Bonds Series 2024 (NR/NR)
405,000	5.000		09/01/2049	411,439
500,000	5.000		09/01/2054	506,297

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)

California Statewide Communities Development Authority Infrastructure Program RB for Pacific Highlands Ranch Series 2019 (NR/NR)
$875,000	5.000%		09/02/2034	$912,965
595,000	5.000		09/02/2039	610,645
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2018 B (NR/BBB+)
2,630,000	5.000		09/02/2033	2,719,297
2,370,000	5.000		09/02/2038	2,427,982
350,000	5.000		09/02/2043	354,954
California Statewide Communities Development Authority Infrastructure Programme Special Assessment Bonds Series 2019 A (NR/NR)
2,828,000	5.000		09/02/2029	2,921,457
California Statewide Communities Development Authority Infrastructure Programme Special Assessment Bonds Series 2019 B (NR/A-)
1,500,000	5.000		09/02/2034	1,575,936
California Statewide Communities Development Authority Pollution Control RB Refunding for Southern California Edison Company Series 2006 D (NON-AMT) (A2/A-)
3,150,000	4.500		11/01/2033	3,192,251
California Statewide Communities Development Authority RB Adventist Health System West Series 2015A (NR/BBB+)
8,120,000	5.000		03/01/2045	8,123,521
California Statewide Communities Development Authority RB for Lancer Educational Housing LLC Project Series 2019 A (NR/NR)
550,000	3.000	(c)	06/01/2029	521,139
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Series 2014A (NR/BB)
2,975,000	5.250		12/01/2044	2,975,808
California Statewide Communities Development Authority RB for Marin General Hospital Obligated Group Series 2018 A (NR/BBB)
300,000	5.000		08/01/2029	310,850
315,000	5.000		08/01/2030	325,808
California Statewide Communities Development Authority RB for NCCD-Hooper Street LLC Project Series 2019 (NR/B)
900,000	5.000	(c)	07/01/2029	916,532
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2017 A (NR/A-)
150,000	5.000		04/01/2030	153,787
70,000	5.000		04/01/2031	71,659
385,000	4.000		04/01/2032	386,444
455,000	4.000		04/01/2034	455,417
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2021 A (NR/A-)
3,235,000	3.000		04/01/2037	2,869,233
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 A (NR/BB)
10,135,000	5.500		12/01/2054	10,137,851

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)

California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2016 A (NR/BB)
$1,725,000	5.000	%(c)	12/01/2031	$1,747,294
California Statewide Communities Development Authority Special Assessment Bond Series 2020 (NR/NR)
1,190,000	4.000		09/02/2028	1,190,225
1,250,000	5.000		09/02/2040	1,283,315
California Statewide Communities Development Authority Special Assessment for Statewide Community Infrastructure Program Series 2019 C (NR/NR)
1,015,000	4.000		09/02/2029	1,022,115
California Statewide Communities Development Authority Special Tax Bonds Series 2022 (NR/NR)
450,000	5.125		09/01/2042	465,258
California Statewide Communities Development Authority Statewide Community Infrastructure Program RB Series 2018B (NR/BBB+)
1,785,000	5.000		09/02/2048	1,804,354
California Statewide Communities Development Authority Statewide Community Infrastructure Program RB Series 2018C (NR/NR)
1,040,000	5.000		09/02/2048	1,050,085
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (Baa1/NR)
8,925,000	5.000		05/15/2042	9,019,350
6,550,000	5.000		05/15/2047	6,596,856
California Statewide Communities Development Authority Student Housing Refunding RB for University of California Irvine East Campus Apartments Series 2016 (Baa1/NR)
1,175,000	5.000		05/15/2040	1,183,751
California Statewide Community Development Authority Pollution Control Refunding RB 2010 Series A (A2/A-)
3,990,000	1.750		09/01/2029	3,541,389
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (NR/NR)
22,510,000	0.000	(g)	06/01/2046	3,681,330
CFD No. 2016-1 of The Root Creek Water District Improvement Area No. 2 Series 2023 Special Tax Bonds (NR/NR)
1,000,000	5.000		09/01/2048	1,014,468
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
250,000	4.000		09/01/2028	251,192
165,000	3.000		09/01/2037	135,971
170,000	3.000		09/01/2038	136,152
175,000	3.000		09/01/2039	136,020
180,000	3.000		09/01/2040	137,896
620,000	3.125		09/01/2044	458,784
Citrus Community College District GO Bonds Capital Appreciation for Election of 2004 Series 2009 C (Aa1/AA)
3,500,000	0.000	(g)	06/01/2034	2,497,815
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2020 (NR/NR)
600,000	4.000		09/01/2042	544,417

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)

City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2021 (NR/NR)
$875,000	4.000%		09/01/2041	$801,932
City & County of San Francisco Special Tax District No. 2020-1 for Mission Rock Facilities and Services Series 2021 A (NR/NR)
75,000	4.000	(c)	09/01/2026	75,331
150,000	4.000	(c)	09/01/2031	150,249
700,000	4.000	(c)	09/01/2036	674,358
City of Alameda Community Facilities District 2023 Special Tax Bonds (NR/NR)
575,000	5.000		09/01/2048	582,851
City of Beaumont CFD No. 2016-3 Sundance 2023 Special Tax Bonds (NR/NR)
745,000	5.000		09/01/2048	761,996
City of Chino CA Community Facilities District No. 2003-3 Special Tax for Improvement Area No. 7 Series 2020 (NR/NR)
1,125,000	4.000		09/01/2029	1,136,754
1,275,000	4.000		09/01/2032	1,278,769
City of Chino Community Facilities Improvement Area Special Tax Bonds Series 2022 (NR/NR)
2,000,000	5.250		09/01/2042	2,084,661
2,000,000	5.375		09/01/2047	2,081,154
City of Chino Public Financing Authority Local Agency Refunding Bonds Series 2019A (NR/NR)
225,000	4.000		09/01/2025	225,453
City of Fairfield Community Facilities District No. 2019-1 for Improvement Area No. 1 Series 2020 A (NR/NR)
860,000	5.000		09/01/2035	896,818
City of Los Angeles Department of Airports International Airport Series RB 2022 Series G (Aa2/AA)
3,000,000	5.000		05/15/2026	3,054,601
City of Los Angeles Department of Airports International Airport Subordinate RB 2018 Series F (Aa3/AA-)
4,000,000	4.000		05/15/2049	3,520,550
City of Los Angeles Department of Airports International Airport Subordinate RB 2019 Series F (AMT) (Aa3/AA-)
1,000,000	5.000		05/15/2039	1,023,824
City of Los Angeles Department of Airports International Airport Subordinate RB 2023 Series A (Aa3/AA-)
750,000	5.000		05/15/2025	751,445
5,000,000	5.000		05/15/2035	5,288,176
2,350,000	5.000		05/15/2036	2,475,909
1,250,000	5.000		05/15/2037	1,311,662
1,255,000	5.000		05/15/2038	1,312,480
3,000,000	5.250		05/15/2048	3,108,428
City of Los Angeles Department of Airports International Airport Subordinate Refunding RB 2023 Series A (AMT) (Aa3/AA-)
1,500,000	5.000		05/15/2026	1,527,300
City of Los Angeles Wastewater System RB Series 2010-B (Aa2/AA+)
1,000,000	5.813		06/01/2040	1,004,975
City of Los Angeles, LAX Subordinate RB 2022 Series A (Aa3/AA-)
9,155,000	4.000		05/15/2038	8,958,216
City of Newport Beach Assessment District No. 124 Limited Obligation Improvement Bonds 2023 Series A (NR/NR)
620,000	4.125		09/02/2038	604,195
725,000	5.000		09/02/2043	746,410

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)

City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
$250,000	4.000%	09/01/2026	$251,729
150,000	3.000	09/01/2038	122,245
160,000	3.000	09/01/2039	126,715
City of Oroville RB for Oroville Hospital Series 2019 (NR/NR)
1,325,000	5.000	04/01/2027	1,139,587
1,000,000	5.000	04/01/2029	843,505
1,250,000	5.000	04/01/2030	1,047,512
1,500,000	5.000	04/01/2031	1,245,736
City of Palm Desert Community Facilities District No. 2005-1 Special Tax Refunding Bonds Series 2021 A (NR/NR)
165,000	4.000	09/01/2030	165,140
190,000	4.000	09/01/2033	186,895
225,000	4.000	09/01/2036	216,954
City of Palm Desert Section 29 Assessment District No. 2004-02 Special Assessment Refunding Bonds Series 2021 (NR/NR)
370,000	4.000	09/02/2026	372,666
700,000	4.000	09/02/2031	698,810
City of Rancho Cordova Sunridge Anatolia Community Facilities District Special Tax Bonds Series 2016 (NR/NR)
1,280,000	4.000	09/01/2029	1,285,330
500,000	4.000	09/01/2030	500,656
City of Rocklin Community Facilities District No. 10 Special Tax Bonds Series 2019 (NR/NR)
135,000	5.000	09/01/2031	135,919
245,000	5.000	09/01/2032	246,598
225,000	5.000	09/01/2033	226,398
145,000	5.000	09/01/2034	145,860
150,000	5.000	09/01/2035	150,847
680,000	5.000	09/01/2036	683,665
270,000	5.000	09/01/2037	271,376
245,000	5.000	09/01/2038	246,142
485,000	5.000	09/01/2039	487,058
City of Roseville CA ST Series 2019 (NR/NR)
150,000	4.000	09/01/2025	150,271
275,000	5.000	09/01/2026	282,552
210,000	5.000	09/01/2027	219,077
160,000	5.000	09/01/2028	168,269
170,000	5.000	09/01/2029	178,142
110,000	5.000	09/01/2030	115,004
City of Roseville Creekview Community Facilities District No. 1 Improvement Area No. 2 Special Tax Bonds Series 2023 (NR/NR)
575,000	5.000	09/01/2038	597,440
City of Roseville Special Tax for SVSP Westpark-Federico Community Facilities District No. 1 Series 2019 (NR/NR)
325,000	3.000	09/01/2029	314,657
815,000	5.000	09/01/2034	850,247
445,000	5.000	09/01/2039	456,703
City of Roseville Special Tax Villages at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
95,000	4.000	09/01/2026	95,657
65,000	5.000	09/01/2030	68,716
190,000	4.000	09/01/2032	189,774
225,000	4.000	09/01/2034	222,387
265,000	4.000	09/01/2036	258,778
305,000	4.000	09/01/2038	291,609
330,000	4.000	09/01/2040	308,974

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)

City of Roseville, California Creekview Community Facilities District No. 1 Improvement Area No. 2 Special Tax Bonds Series 2023 (NR/NR)
$500,000	5.000%		09/01/2043	$510,132
City of Sacramento Natomas Meadows Community Facilities District No. 2007-01 Special Tax Bonds for Improvement Area No. 1 Series 2017 (NR/NR)
375,000	4.000	(c)	09/01/2028	378,966
City of San Francisco Airport Commission International Airport RB Series 2022A (A1/NR)
2,525,000	5.000		05/01/2052	2,547,426
City of San Francisco Airport Commission International Airport Revenue Refunding Bonds Series 2023A (A1/NR)
12,400,000	5.000		05/01/2038	13,028,836
City of San Francisco Airport Commission International Airport Second Series RB Series 2018E (A1/AA-)
4,650,000	5.000		05/01/2048	4,766,037
City of San Francisco Airport Commission International Airport Second Series RB Series 2019A (A1/AA-)
26,310,000	5.000		05/01/2049	26,494,323
City of Santa Paula Special Tax for Harvest Community Facilities District No. 1 Series 2020 (NR/NR)
600,000	5.000		09/01/2035	627,763
1,000,000	5.000		09/01/2040	1,029,549
City of Stockton Community Facilities District No. 2005-1 Special Tax Bonds Series 2019 (NR/NR)
330,000	2.250		09/01/2026	320,748
350,000	2.375		09/01/2028	328,341
380,000	2.750		09/01/2031	344,218
405,000	3.000		09/01/2033	360,310
415,000	3.000		09/01/2034	363,695
270,000	3.000		09/01/2035	233,175
900,000	3.125		09/01/2037	761,844
740,000	3.125		09/01/2039	595,349
810,000	3.250		09/01/2041	642,520
City of Upland Community Facilities District No. 2015-1 Special Tax Improvement Area No. 1 Series 2019 B (NR/NR)
95,000	3.125		09/01/2037	82,175
700,000	3.250		09/01/2041	563,700
570,000	3.500		09/01/2049	440,179
Commerce Community Development Commission Successor Agency Tax Allocation Refunding Series 2016 A (AGM) (NR/AA)
275,000	3.125		08/01/2035	252,946
Community Facilities District of the Menifee Union School District Improvement Area Special Tax Bonds (NR/NR)
850,000	5.000		09/01/2042	873,280
County of El Dorado CA Community Facilities District No. 2018-1 Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
450,000	5.000		09/01/2034	463,355
725,000	5.000		09/01/2039	734,311
County of Los Angeles CA Community Facilities District NO 2021-01 (NR/NR)
2,250,000	5.000		09/01/2047	2,293,249
County of Sacramento RB Refunding for Airport System Series 2018 C (A2/A+)
1,745,000	5.000		07/01/2039	1,776,144

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)

CSCDA Community Improvement Authority Essential Housing Senior Lien RB Series 2021A-1 (NR/NR)
$2,250,000	3.600	%(c)	05/01/2047	$1,852,073
Department of Airports of The City of Los Angeles California Los Angeles International Airport Subordinate Revenue and Refunding RB 2021 Series A (Aa3/AA-)
2,850,000	5.000		05/15/2037	2,960,285
Department of Airports of The City of Los Angeles LAX Subordinate RB 2018 Series A (AMT) (Aa3/AA-)
4,000,000	5.250		05/15/2048	4,057,348
Department of Airports of The City of Los Angeles, California Los Angeles International Airport Subordinate RB 2018 Series D (AMT) (Aa3/AA-)
5,815,000	5.000		05/15/2031	6,081,193
Department of Water and Power of The City of Los Angeles Power System RB 2018 Series D (Aa2/A)
510,000	5.000		07/01/2048	515,007
Department of Water and Power of The City of Los Angeles Power System RB 2022 Series B (Aa2/NR)
1,100,000	5.000		07/01/2052	1,125,451
Department of Water and Power of The City of Los Angeles Power System Variable Rate Demand RB 2001 Series B Subseries B-7 (Aa2/NR)
2,000,000	3.450	(a)(b)	07/01/2034	2,000,000
Department of Water and Power of The City of Los Angeles Water System RB 2017 Series A (Aa2/AA-)
1,000,000	5.000		07/01/2044	1,006,355
Department of Water and Power of The City of Los Angeles Water System RB 2018 Series A (Aa2/AA-)
2,185,000	5.000		07/01/2043	2,220,572
Dublin Community Facilities District No. 2015-1 Improvement Area No. 1 Special Tax Series 2017 (NR/NR)
805,000	5.000		09/01/2027	822,972
6,680,000	5.000		09/01/2047	6,725,086
East County AWP Joint Powers Authority Tax Exempt Interim Notes Series 2024A Subseries A-1 (NR/NR)
45,000,000	3.125		09/01/2026	45,023,103
East Garrison Public Finance Authority Special Tax for East Garrison Project Series 2019 (NR/NR)
390,000	3.125		09/01/2044	286,807
1,610,000	3.125		09/01/2049	1,126,368
Eastern Foothill Transportation Corridor Agency Senior Lien Toll Road Refunding RB Series 2021A (Baa1/A)
3,255,000	4.000		01/15/2046	3,097,697
El Camino Community College District Election of 2012 GO Bonds Series 2024E (Aa1/NR)
1,025,000	4.000		08/01/2042	1,029,626
610,000	4.000		08/01/2043	603,396
Equitable School Revolving Fund California Infrastructure and Economic Development Bank Series 2024 B (Social Bonds) (NR/A)
1,655,000	5.000		11/01/2049	1,714,572
1,750,000	5.000		11/01/2054	1,798,222
Folsom Ranch Financing Authority City of Folsom Community Facilities District No. 23 Improvement Area No. 2 California Special Tax RB Series 2024 (NR/NR)
400,000	5.000		09/01/2049	405,805
360,000	5.000		09/01/2053	363,367

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)

Folsom Ranch Financing Authority Special Tax for City of Folsom Community Facilities District No. 21 Series 2021 (NR/NR)
$415,000	4.000%		09/01/2046	$376,797
500,000	4.000		09/01/2050	440,223
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding RMKT 08/24/17 Series 2013 B Subseries B-1 (Baa1/A)
1,300,000	3.950	(b)	01/15/2053	1,156,431
Golden St Tobacco Securitization Corp Calif Tob Settlement Revenue Enhanced Tobacco Settlement Asset Backed Bonds 2015A (AGM-CR ST APPROP) (Aa3/AA)
1,150,000	5.000	(d)	06/01/2025	1,154,471
Golden State Securitization Settlement Corp ABS Bond Series 2021 2021B-1 (NR/BBB-)
11,565,000	3.850		06/01/2050	10,642,803
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (NR/NR)
20,000,000	5.000	(d)	06/01/2028	21,374,494
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Asset Backed Bonds Series 2015A (ST APPROP) (Aa3/A+)
10,000,000	5.000	(d)	06/01/2025	10,038,878
Hayward Unified School District Election of 2014 GO Bonds Series 2017 (AGM) (NR/AA)
8,000,000	4.000		08/01/2042	7,728,922
Improvement Area B of The City of Fillmore CFD No. 5, California Heritage Valley Parks Special Tax Bonds, 2023 Series (NR/NR)
2,370,000	5.000		09/01/2048	2,409,217
Independent Cities Finance Authority RB for City of Compton Sales Tax Series 2021 (AGM) (NR/AA)
665,000	4.000	(c)	06/01/2036	656,550
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-1 (NR/CCC)
10,250,000	0.000	(g)	06/01/2036	4,774,529
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds Series 2019 (NR/A-)
765,000	3.678		06/01/2038	736,521
Irvine Unified School District Community Facilities District Special Tax Bonds Series 2017 D (NR/NR)
3,280,000	5.000		03/01/2057	3,297,257
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 D (NR/NR)
180,000	4.000		09/01/2025	180,429
175,000	4.000		09/01/2026	176,331
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2019 A (NR/AA)
350,000	5.000		09/01/2030	372,011
355,000	5.000		09/01/2032	375,142
360,000	5.000		09/01/2034	378,150
455,000	5.000		09/01/2036	474,896
Lammersville Joint Unified School District Improvement Community Facilities District No. 2014-1 Special Tax Bonds Series 2019 (NR/NR)
775,000	5.000		09/01/2043	784,841
2,500,000	5.000		09/01/2048	2,521,082

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)

Lammersville Joint Unified School District No. 2002 Special Tax Refunding for Community Facilities Series 2017 (AGM) (NR/AA)
$3,000,000	3.500%		09/01/2035	$2,890,894
Lodi Unified School District GO Bonds Series 2021 (Aa2/NR)
3,300,000	3.000		08/01/2046	2,604,798
Los Angeles Community College District Los Angeles County California 2020 GO Refunding Bonds (NR/A)
1,000,000	5.000		07/01/2038	1,040,932
Los Angeles Community College District Los Angeles County California 2020 GO Refunding Bonds Federally Taxable (Aaa/AA+)
3,950,000	1.606		08/01/2028	3,670,959
Los Angeles County Public Works Financing Authority Lease RB 2020 Series A (NR/AA+)
1,825,000	3.000		12/01/2050	1,331,907
Los Angeles Department of Airports RB Senior Refunding Series 2018 B (Aa2/AA)
2,335,000	5.000		05/15/2034	2,404,590
Los Angeles Department of Airports Subordinated RB Series 2018 C (Aa3/AA-)
1,000,000	5.000		05/15/2035	1,020,719
Los Angeles Unified School District County of Los Angeles California 2024 GO Refunding Bonds Series A (Aa2/NR)
3,500,000	5.000		07/01/2026	3,603,140
7,000,000	5.000		07/01/2027	7,374,060
Menifee Union School District Riverside County GO Bonds Capital Appreciation for Election of 2008 Series 2009 C (AGC) (Aa2/AA)
2,000,000	0.000	(g)	08/01/2037	1,225,142
4,500,000	0.000	(g)	08/01/2038	2,614,808
4,500,000	0.000	(g)	08/01/2039	2,473,895
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL) (NR/AA-)
1,205,000	0.000	(g)	08/01/2026	1,156,433
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (Aa3/NR)
2,510,000	0.000	(g)	08/01/2035	1,703,384
Mountain View Whisman School District (Santa Clara County, California) Election of 2012 GO Bonds, Series B (Aaa/AAA)
2,000,000	4.000	(d)	09/01/2026	2,041,090
M-S-R Energy Authority Gas RB Series 2009 A (NR/BBB+)
1,750,000	6.500		11/01/2039	2,104,229
M-S-R Energy Authority Gas RB Series 2009 C (NR/BBB+)
2,605,000	6.125		11/01/2029	2,761,917
2,000,000	6.500		11/01/2039	2,404,833
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (Aa3/AA)
5,000,000	5.750		08/01/2035	5,035,650
Northern California Gas Authority No. 1 RB for Gas Project Series 2007 B (A1/A-) (3M USD SOFR + 0.72%)
2,660,000	3.783	(f)	07/01/2027	2,658,071
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (AGC) (A1/AA)
2,150,000	0.000	(g)	08/01/2031	1,624,963
4,150,000	0.000	(g)	08/01/2032	2,981,378
3,550,000	0.000	(g)	08/01/2033	2,419,801
6,450,000	7.000		08/01/2038	7,113,306

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)

Rialto Unified School District County of San Bernardino, California GO Bonds, Election of 2022, Series 2023 (BAM) (Aa3/AA)
$3,250,000	4.000%		08/01/2052	$3,063,822
River Islands Public Financing Authority CFD Improvement Area Subordinate Special Tax Refunding Bonds Series 2022B-1 (NR/NR)
1,970,000	5.000		09/01/2042	1,991,815
River Islands Public Financing Authority Community Facilities District No. 2021-1 Special Tax Series 2021 (NR/NR)
875,000	4.000		09/01/2041	804,751
Riverside Unified School District Community Facilities District No. 32 Special Tax Series 2020 (NR/NR)
195,000	4.000		09/01/2027	196,660
205,000	4.000		09/01/2028	207,025
210,000	4.000		09/01/2029	211,401
220,000	4.000		09/01/2030	220,932
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/ NR)
750,000	5.000		09/01/2025	755,921
1,075,000	5.000		09/01/2026	1,104,522
1,000,000	5.000		09/01/2027	1,042,040
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2019 (NR/NR)
100,000	5.000		09/01/2031	104,340
185,000	5.000		09/01/2032	192,809
165,000	5.000		09/01/2033	171,192
175,000	4.000		09/01/2034	172,030
150,000	4.000		09/01/2035	146,131
125,000	3.000		09/01/2036	106,206
470,000	5.000		09/01/2039	479,520
250,000	3.250		09/01/2041	197,797
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2021 (NR/NR)
850,000	2.500		09/01/2037	660,423
725,000	4.000		09/01/2041	677,834
1,000,000	4.000		09/01/2050	868,551
Sacramento County Financing Authority RB Series 2007B (NATL) (Aa3/AA-) (3M USD SOFR + 0.55%)
21,625,000	3.619	(f)	06/01/2034	20,966,636
San Diego County Regional Airport Authority Subordinate Airport RB Series 2021B (A1/NR)
2,850,000	4.000		07/01/2039	2,758,765
13,810,000	4.000		07/01/2046	12,389,480
4,620,000	5.000		07/01/2046	4,695,143
San Diego Unified School District 2012 GO Refunding Bonds Series R-2 (Aa2/AA-)
4,700,000	0.000	(h)	07/01/2041	4,691,343
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (Aa2/AA-)
5,000,000	0.000	(g)	07/01/2039	2,784,154
San Francisco City & County Airport Commission RB Unrefunded for San Francisco International Airport Second Series 2018 G (NR/AA-)
1,300,000	5.000		05/01/2027	1,343,954

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)

San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2016 C (NR/A-)
$1,000,000	5.000%		08/01/2033	$1,018,703
San Jacinto Unified School District Financing Authority Special Tax RB Series 2019 (NR/NR)
500,000	5.000		09/01/2036	509,863
San Joaquin Hills Transportation Corridor Agency RB Refunding for Capital Appreciation Series 1997 A (NATL) (Baa2/NR)
1,715,000	0.000	(g)	01/15/2026	1,669,911
State of California Various Purpose GO Bonds (Aa2/AA-)
32,050,000	7.500		04/01/2034	37,079,408
State of California Various Purpose GO Bonds Federally Taxable Build America Bonds Series 2009 (Aa2/AA-)
3,760,000	7.350		11/01/2039	4,386,483
State of California Various Purpose GO Refunding Bonds (Aa2/AA-)
15,915,000	4.000		09/01/2043	15,641,254
The Regents of The University of California General RB 2025 Series Bz (Aa2/AA)
16,710,000	5.000		05/15/2028	17,887,985
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (NR/A-)
1,000,000	5.000		06/01/2034	1,045,187
1,000,000	5.000		06/01/2036	1,039,386
1,000,000	5.000		06/01/2039	1,031,426
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (NR/A)
1,015,000	5.000		06/01/2026	1,032,157
920,000	5.000		06/01/2028	957,200
2,035,000	5.000		06/01/2029	2,135,430
2,000,000	5.000		06/01/2032	2,099,625
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-1 (NR/BB+)
2,225,000	5.000		06/01/2048	2,182,942
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-2 (NR/NR)
7,975,000	0.000	(g)	06/01/2054	1,602,043
Town of Tiburon Special Assessment for Assessment District No. 2017-1 Series 2021 A (NR/NR)
430,000	2.375		09/02/2041	288,602
945,000	2.500		09/02/2046	598,971
Transbay Joint Powers Authority Senior Tax Allocation Bonds Series 2020A Tax-Exempt Green Bonds (NR/NR)
1,230,000	5.000		10/01/2025	1,238,748
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (NR/NR)
660,000	5.000		10/01/2029	688,453
555,000	5.000		10/01/2030	577,037
1,165,000	5.000		10/01/2031	1,207,685
1,000,000	5.000		10/01/2033	1,030,564
495,000	5.000		10/01/2035	508,174
705,000	5.000		10/01/2036	722,074
1,000,000	5.000		10/01/2037	1,022,366
880,000	5.000		10/01/2038	896,398

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)

Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (NR/NR) – (continued)
$750,000	5.000%		10/01/2039	$761,228
980,000	5.000		10/01/2040	988,384
1,945,000	5.000		10/01/2049	1,939,153
Washington Township Health Care District RB 2023 Series A (Baa3/NR)
825,000	5.750		07/01/2053	868,630
West Contra Costa Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2004 C (NATL) (Baa3/A+)
1,175,000	0.000	(g)	08/01/2025	1,162,596
West Patterson Financing Authority California Community Facilities Villages of Patterson Special Tax Bonds Series 2024 (NR/NR)
300,000	5.000		09/01/2039	311,076
825,000	4.375		09/01/2044	778,642

				997,735,884

Colorado - 3.5%

Adams County School District No. 1 GO Taxable Refunding Bonds Series 2017 B (ST AID WITHHLDG) (NR/NR)
325,000	5.250	(d)	12/01/2026	337,333
Allison Valley Metropolitan District No. 2 GO Refunding Bonds Series 2020 (NR/NR)
1,415,000	4.700		12/01/2047	1,241,114
Baseline Metropolitan District In The City and County of Broomfield, Colorado Special RR and Improvement Bonds Series 2024A (AGC) (NR/AA)
1,875,000	4.000		12/01/2046	1,743,811
1,250,000	5.000		12/01/2049	1,294,050
2,225,000	4.250		12/01/2054	2,082,687
Bella Mesa Metropolitan District GO Convertible Capital Appreciation Bonds Series 2020 A (NR/NR)
1,855,000	0.000	(c)(h)	12/01/2049	1,825,958
Board of Governors of Colorado State University System RB Refunding Series 2017 C (ST HGR ED INTERCEPT PROG) (NR/NR)
9,555,000	5.000	(d)	03/01/2028	10,130,531
Board of Trustees of The Colorado School of Mines Institutional Enterprise RB Series 2024A (ST HGR ED INTERCEPT PROG) (Aa2/AA)
18,620,000	4.000		12/01/2049	17,478,801
Brighton Crossing Metropolitan District No. 6 GO Bonds Series 2020 A (NR/NR)
525,000	5.000		12/01/2035	527,704
1,030,000	5.000		12/01/2040	1,014,379
Broadway Park North Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)
1,120,000	5.000	(c)	12/01/2040	1,067,098
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A (NR/NR)
1,000,000	5.250		12/01/2038	984,677
CCP Metropolitan District No. 3 Limited Tax GO Refunding Bonds Series 2024 (NR/NR)
1,175,000	5.000		12/01/2053	1,145,509
Cherry Creek Colorado School District No. 5 GO Bonds Series 2017 C (ST AID WITHHLDG) (Aa1/AA+)
3,510,000	6.000		12/15/2029	3,784,667

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)

Cherry Creek Colorado School District No. 5 GO Bonds Series 2017 C (ST AID WITHHLDG) (Aa1/AA+) – (continued)
$10,805,000	6.000%		12/15/2030	$11,630,076
City and County of Denver, Colorado, Airport System Subordinate RB Series 2018A (AMT) (A1/A+)
1,000,000	5.000		12/01/2043	1,004,478
City and County of Denver, Colorado, For and On Behalf of Its Department of Aviation Airport System RB Series 2022A (AMT) (Aa3/AA-)
2,875,000	5.000		11/15/2041	2,955,994
915,000	5.000		11/15/2047	930,051
City Center West Residential Metropolitan District No. 2 GO Bonds Senior Series 2019 A (NR/NR)
1,035,000	5.000		12/01/2049	952,400
City of Colorado Springs Colorado Utilities System Improvement RB Series 2024A (Aa2/AA+)
2,335,000	5.250		11/15/2054	2,497,116
City of Denver Airport System Subordinate RB Series 2018A (A1/A+)
11,000,000	5.250		12/01/2043	11,203,397
City of Denver Aviation Airport System RB Series 2022D (Aa3/AA-)
5,580,000	5.000		11/15/2053	5,645,739
City of Denver RB for Department of Aviation Airport System Series 2022A (AMT) (Aa3/AA-)
5,450,000	5.000		11/15/2027	5,677,647
Colorado Bridge and Tunnel Enterprise Senior Infrastructure RB Series 2024A (AGM) (A1/AA)
1,145,000	5.000		12/01/2043	1,220,372
1,000,000	5.000		12/01/2044	1,060,856
4,000,000	5.250		12/01/2049	4,297,873
Colorado Education & Cultural Facilities Authority Charter School RB Series 2021 (Baa3/NR)
900,000	4.000		10/01/2056	699,033
Colorado Educational & Cultural Facilities Authority RB for Aspen View Academy, Inc. Series 2021 (Baa3/NR)
150,000	4.000		05/01/2036	141,813
150,000	4.000		05/01/2041	132,605
Colorado Educational & Cultural Facilities Authority RB for Vega Collegiate Academy Series 2021 A (ST INTERCEPT) (Ba2/NR)
300,000	5.000	(c)	02/01/2034	301,558
Colorado Educational & Cultural Facilities Authority RB Refunding for Rocky Mountain Classical Academy Project Series 2019 (Ba1/NR)
800,000	5.000	(c)	10/01/2029	812,815
2,500,000	5.000	(c)	10/01/2039	2,500,355
Colorado Educational & Cultural Facilities Authority RB Refunding for STEM School & Academy Project Series 2019 (Baa3/NR)
225,000	4.000		11/01/2029	221,771
400,000	5.000		11/01/2039	398,042
Colorado Educational & Cultural Facilities Authority RB Refunding for West Ridge Academy Charter School Project Series 2019 A (MORAL OBLG) (Aa3/NR)
325,000	5.000		06/01/2049	315,124
350,000	5.000		06/01/2054	333,473

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)

Colorado Educational and Cultural Facilities Authority Charter School RB for James Irwin Educational Foundation Project Series 2022 (NR/BBB)
$750,000	5.000%		09/01/2052	$720,347
Colorado Educational and Cultural Facilities Authority Charter School RB for STEM School Project Series 2019 (Baa3/NR)
790,000	5.000		11/01/2049	759,467
Colorado Educational and Educational Facilities Authority Charter School RB Ascent Classical Academy Charter Schools, Inc. Series 2024A (NR/BB)
1,900,000	5.500	(c)	04/01/2044	1,940,200
Colorado Health Facilities Authority American Eagle Delaware Holding Company Series 2022A-1 (NR/NR)
3,040,000	6.000		07/01/2036	2,971,945
Colorado Health Facilities Authority American Eagle Delaware Holding Company Series 2022A-2 (NR/NR)
1,925,000	6.000		07/01/2031	1,924,856
Colorado Health Facilities Authority Hospital RB for Parkview Medical Center, Inc. Project Series 2016 (Aa2/NR)
18,310,000	5.000	(d)	09/01/2026	18,866,933
Colorado Health Facilities Authority RB for Commonspirit Health Series 2019A-1 (A3/A-)
3,560,000	5.000		08/01/2025	3,582,071
1,415,000	5.000		08/01/2026	1,451,379
1,575,000	5.000		08/01/2027	1,643,083
5,000,000	5.000		08/01/2036	5,212,334
Colorado Health Facilities Authority RB for Commonspirit Health Series 2019A-2 (A3/A-)
325,000	5.000		08/01/2025	327,015
3,000,000	5.000		08/01/2037	3,119,582
Colorado Health Facilities Authority RB for Commonspirit Health Series 2022A (A3/A-)
6,400,000	5.500		11/01/2047	6,726,738
8,000,000	5.250		11/01/2052	8,283,790
Colorado Health Facilities Authority RB for Commonspirit Health Series 2024A (A3/A-)
3,680,000	5.000		12/01/2039	3,922,771
Colorado Health Facilities Authority RB for Parkview Medical Center, Inc. Obligated Group Series 2020 A (Aa2/NR)
1,800,000	4.000	(d)	09/01/2030	1,888,227
Colorado Health Facilities Authority RB for Senior Living American Eagle Portfolio Project Series 2022B-1 (NR/NR)
21,534,543	5.000	(b)	07/01/2057	16,476,561
Colorado Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2019 A (Aa2/AA)
3,900,000	4.000		11/15/2043	3,578,976
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (A3/A-)
1,125,000	5.000		08/01/2035	1,175,996
6,010,000	4.000		08/01/2044	5,514,793
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (A3/A-)
345,000	5.000		08/01/2035	360,639
3,350,000	5.000		08/01/2038	3,470,941

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)

Colorado Health Facilities Authority RB Refunding for Evangelical Lutheran Good Samaritan Society Project Series 2017 (NR/NR)
$1,150,000	5.000	%(d)	06/01/2027	$1,197,597
Colorado Health Facilities Authority RB Refunding for Sanford Obligated Group Series 2019 A (NR/A+)
1,730,000	4.000		11/01/2039	1,688,513
12,310,000	5.000		11/01/2039	12,747,834
6,105,000	5.000		11/01/2044	6,251,884
Colorado Health Facilities Authority RB Series 2019A-2 (A3/A-)
3,495,000	4.000		08/01/2049	3,085,452
Colorado Health Facilities Authority RB Series 2019B Series 2019B-1 (A3/A-)
8,500,000	5.000	(a)(b)	08/01/2049	8,514,942
Colorado Health Facilities Authority Revenue Refunding Bonds Series 2019A SCL Health System (Aa1/AA+)
4,000,000	4.000		01/01/2037	3,929,433
Colorado Housing and Finance Authority Multifamily Housing RB for The Reserves at Eagle Point Project Series 2024 (Aaa/NR)
5,450,000	3.500	(a)(b)	11/01/2043	5,466,536
Colorado State Board of Governors University Enterprise System Revenue Refunding Bonds Series 2017 C (ST HGR ED INTERCEPT PROG) (Aa2/AA)
6,100,000	5.000		03/01/2043	6,219,675
Colorado State Board of Governors University Enterprise System Revenue Refunding Bonds Series 2017 C (ST HGR ED INTERCEPT PROG) (NR/NR)
8,205,000	5.000	(d)	03/01/2028	8,699,216
Conestoga Metropolitan District LT GO Refunding & Improvement Bonds Series 2021A3 (NR/NR)
775,000	5.250		12/01/2051	697,349
Copper Ridge Metropolitan District RB Series 2019 (NR/NR)
3,435,000	4.000		12/01/2029	3,278,850
Creekside Village Metropolitan District GO Bonds Series 2019 A (NR/NR)
874,000	5.000		12/01/2039	848,231
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (NR/ BB)
27,295,000	5.000		10/01/2032	27,301,191
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (NR/BBB)
5,505,000	5.000	(c)	12/01/2027	5,687,695
Denver Convention Center Hotel Authority Convention Center Hotel Senior Revenue Refunding Bonds Series 2016 (Baa2/BBB-)
1,460,000	5.000		12/01/2033	1,460,438
Denver Convention Center Hotel Authority Convention Center Hotel Senior RR Bonds, Series 2016 (Baa2/BBB-)
2,370,000	5.000		12/01/2035	2,366,998
Denver Convention Center Hotel Authority RB Refunding Series 2016 (Baa2/BBB-)
640,000	5.000		12/01/2030	640,680
Denver Convention Center Hotel Authority Senior Revenue Refunding Bonds Series 2016 (Baa2/BBB-)
300,000	5.000		12/01/2031	300,210
Denver Health & Hospital Authority COPS Series 2018 (NR/BBB)
425,000	5.000		12/01/2032	435,366

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)

Denver Health & Hospital Authority Healthcare Revenue Refunding Bonds Series 2017A (NR/BBB)
$4,995,000	5.000	%(c)	12/01/2025	$5,044,369
1,000,000	5.000	(c)	12/01/2034	1,013,205
1,675,000	4.000	(c)	12/01/2035	1,604,207
2,000,000	4.000	(c)	12/01/2036	1,896,248
Denver Health & Hospital Authority RB Series 2019 A (NR/BBB)
120,000	5.000		12/01/2030	125,398
Denver Health and Hospital Authority Colorado Healthcare RB Series 2019A (NR/BBB)
2,255,000	5.000		12/01/2031	2,349,922
475,000	5.000		12/01/2032	492,919
1,360,000	5.000		12/01/2033	1,412,825
Denver Urban Renewal Authority 9th & Colorado Urban Redevelopment Area RB Series 2018 A (NR/NR)
4,155,000	5.250	(c)	12/01/2039	4,091,750
E-470 Public Highway Authority RB Refunding Series 2010 A (AGM-CR) (A1/AA)
1,500,000	0.000	(g)	09/01/2035	1,004,462
E-470 Public Highway Authority RB Series 2010 A (A1/A+)
6,000,000	0.000	(g)	09/01/2040	3,008,389
Fiddler’s Business Improvement District GO Refunding Bonds Series 2022 (NR/NR)
2,800,000	5.550	(c)	12/01/2047	2,850,201
Glen Metropolitan District GO LT Bonds Series 2021 (NR/NR)
570,000	3.750		12/01/2034	503,479
Highlands Metropolitan District No. 1 GO Bonds Series 2021 (NR/NR)
648,000	4.000		12/01/2031	598,769
Hogback Metropolitan District LT GO Bonds Series 2021A3 (NR/NR)
725,000	5.000		12/01/2041	702,152
Independence Water & Sanitation District Special Revenue Refunding and Improvement Bonds Series 2024 (NR/NR)
2,200,000	5.125		12/01/2033	2,192,219
Indy Oak TOD Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,055,000	5.500	(c)(d)	06/01/2025	1,090,874
Johnstown Plaza Metropolitan District LT GO Refunding and Improvement Bonds Series 2022 (NR/NR)
9,731,000	4.250		12/01/2046	8,577,322
Mayfield Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,176,000	5.750		12/01/2050	1,185,756
Meridian Ranch Metropolitan District GO LT Bonds Series 2022 (NR/NR)
1,105,000	6.500		12/01/2042	1,126,377
Morgan Hill Metropolitan District GO LT Refunding & Improvement Bonds Senior Series 2021A (NR/NR)
2,940,000	3.500		12/01/2041	2,266,806
Mulberry Metropolitan District LT GO Bonds Series 2022A (NR/NR)
2,450,000	7.000		12/01/2052	2,505,211
Nine Mile Metropolitan District In The Town of Erie Boulder County RB Series 2020 (NR/NR)
1,000,000	5.125		12/01/2040	1,003,357
North Holly Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
500,000	5.500		12/01/2048	500,837

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)

Northglenn Urban Renewal Authority Tax Allocation for Urban Renewal Plan 2 Series 2019 (NR/BBB-)
$100,000	4.000%		12/01/2025	$100,218
315,000	4.000		12/01/2026	316,891
290,000	4.000		12/01/2029	292,865
205,000	4.000		12/01/2030	205,988
225,000	4.000		12/01/2031	224,975
Park Creek Metropolitan District Senior Limited Property Tax Supported RB Tax-Exempt Series 2016A (NATL) (NR/NR)
2,080,000	5.000		12/01/2036	2,120,780
Pinon Pines Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)
925,000	5.000		12/01/2040	902,229
Poudre Heights Valley Metropolitan District In The Town of Windsor Weld County Colorado Limited Tax GO Bonds Series 2024A (NR/NR)
975,000	5.500	(c)	12/01/2054	924,635
Public Authority Colorado Energy RB for Natural Gas Purchase Series 2008 (A1/A-)
2,200,000	6.250		11/15/2028	2,304,933
Rampart Range Metropolitan District No. 5 RB Series 2021 (NR/NR)
1,250,000	4.000		12/01/2036	1,189,582
2,000,000	4.000		12/01/2041	1,805,777
Reata Ridge Village Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
886,000	5.000		12/01/2049	824,235
Regional Transportation District Private Activity Bonds for Denver Transit Partners Eagle P3 Project Series 2020 (Baa1/NR)
715,000	5.000		01/15/2029	748,917
400,000	5.000		07/15/2029	420,702
500,000	5.000		01/15/2030	527,668
350,000	5.000		07/15/2030	370,607
Regional Transportation District Tax Exempt Private Activity Bonds Series 2020 (Baa1/NR)
500,000	5.000		07/15/2027	515,647
Second Creek Farm Metropolitan District No. 3 GO Bonds Series 2019 A (NR/NR)
2,875,000	5.000		12/01/2039	2,795,946
Settler’s Crossing Metropolitan District No. 1 GO Bonds Series 2020 A (NR/NR)
2,080,000	5.000	(c)	12/01/2040	2,055,062
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (Baa1/AA)
375,000	4.000		12/01/2032	382,545
220,000	4.000		12/01/2034	222,065
South Timnath Metropolitan District No. 1 GO Limited Taxable Bonds Series 2019 A (NR/NR)
500,000	5.500		12/01/2048	414,332
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017 A-1 (Ba1/NR)
1,000,000	5.000		12/01/2037	1,000,930
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017 A-2 (Ba1/NR)
40,000	3.500		12/01/2027	39,357
115,000	5.000		12/01/2037	115,107
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017A-1 (Ba1/NR)
325,000	5.000		12/01/2047	316,836

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)

Sterling Hills West Metropolitan District GO Refunding Bonds Series 2017 (A2/NR)
$350,000	5.000%		12/01/2032	$361,145
Sterling Ranch Community Authority Board RB Refunding for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 A (NR/NR)
1,805,000	3.750		12/01/2040	1,606,766
The Lakes at Centerra Metropolitan District No. 2 in The City of Loveland Colorado Limited Tax GO Refunding Bonds Series 2024A (AGM) (NR/AA)
5,300,000	4.500		12/01/2054	5,066,503
The Village Metropolitan District GO Refunding Bonds Series 2020 (NR/NR)
755,000	4.150		12/01/2030	746,432
Trails at Crowfoot Metropolitan District No. 3 in The Town of Parker Colorado GO Limited Tax Refunding Bonds Series 2024A (AGC) (NR/AA)
1,575,000	4.000		12/01/2044	1,475,227
4,750,000	4.250		12/01/2054	4,381,756
Vauxmont Metropolitan District GO Refunding Bonds Series 2020 (AGM) (NR/AA)
195,000	5.000		12/01/2026	200,823
205,000	5.000		12/01/2027	214,215
210,000	5.000		12/01/2028	221,931
210,000	5.000		12/01/2029	224,279
215,000	5.000		12/01/2030	230,263
230,000	5.000		12/01/2031	245,272
250,000	5.000		12/01/2032	265,921
255,000	5.000		12/01/2033	270,292
285,000	5.000		12/01/2034	301,005
100,000	5.000		12/01/2035	105,259
Vauxmont Metropolitan District Limited Tax Convertible to Unlimited Tax GO Refunding Bonds Series 2019 (AGM) (NR/AA)
135,000	5.000		12/15/2026	139,165
125,000	5.000		12/15/2028	128,862
125,000	5.000		12/15/2029	128,856
125,000	5.000		12/15/2030	128,856
135,000	5.000		12/15/2031	139,160
160,000	5.000		12/15/2032	164,930
Vauxmont Metropolitan District Senior LT GO Special Revenue Refunding Bonds Series 2020 (AGM) (NR/AA)
180,000	5.000		12/01/2025	182,206
Vauxmont Metropolitan District Subordinate LT GO Special Revenue Refunding Bonds Series 2019 (AGM) (NR/AA)
125,000	5.000		12/15/2025	126,742
Village Metropolitan District No. 2 Limited Tax GO and Special RB Series 2019 (NR/NR)
712,000	4.375		12/01/2044	674,771
Water Valley Metropolitan District No. 3 Limited Tax GO Bonds Series 2024A (NR/NR)
600,000	5.250		12/01/2054	597,362
Weld County School District No. Re-4 In Weld County, Colorado GO Bonds, Series 2016 (ST AID WITHHLDG) (Aa2/NR)
6,910,000	5.250		12/01/2041	7,066,370
West Meadow Metropolitan District Town of Fraser, Grand County, Colorado LT GO Senior Bonds Series 2023A (NR/NR)
1,000,000	6.000	(c)	12/01/2038	1,029,229

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)

Wildwing Metropolitan District No. 5 In the Town of Timnath Larimer County Colorado LT Go Refunding and Improvement Bonds Series 2024 (AGM) (NR/AA)
$700,000	4.500%		12/01/2053	$671,826

				389,708,948

Connecticut - 0.8%

City of Ansonia Connecticut Certificates of Participation Series 2024 (NR/A+)
2,395,000	4.750		12/01/2045	2,330,814
City of New Haven GO Bonds Series 2018 A (NR/A-)
815,000	5.000		08/01/2027	848,361
1,615,000	5.000		08/01/2028	1,705,552
900,000	5.500		08/01/2029	961,567
725,000	5.500		08/01/2031	769,577
500,000	5.500		08/01/2032	529,159
405,000	5.500		08/01/2033	427,434
City of New Haven GO Refunding Bonds Series 2019 B (AGM) (A1/AA)
1,050,000	5.000		02/01/2028	1,106,905
City of New Haven GO Refunding Bonds Series B (AGM) (A1/AA)
450,000	5.000		02/01/2030	486,603
City of Stamford Housing Authority RB Anticipation Notes for Dogwoods Project Series 2022 (NR/NR)
1,500,000	11.000	(c)	12/01/2027	1,927,482
Connecticut Housing Finance Authority Housing Mortgage Finance Program Bonds 2024 Series D (Aaa/AAA/A-1+)
8,210,000	3.850	(a)(b)	11/15/2064	8,215,633
Connecticut State GO Bonds Series 2018 C (Aa3/AA-)
825,000	5.000		06/15/2028	879,164
Connecticut State GO Refunding Bonds Series 2017 B (Aa3/AA-)
5,000,000	5.000		04/15/2028	5,314,083
Connecticut State Health & Educational Facilities Authority RB for McLean Affiliates Obligated Group Series 2020 A (NR/NR)
300,000	5.000	(c)	01/01/2030	297,572
Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (NR/ BB+)
575,000	5.000		07/01/2026	578,147
440,000	5.000		07/01/2027	443,818
530,000	5.000		07/01/2028	535,715
485,000	5.000		07/01/2029	489,797
2,620,000	5.000		07/01/2030	2,636,398
645,000	5.000		07/01/2031	647,236
575,000	5.000		07/01/2032	575,090
475,000	5.000		07/01/2033	471,861
450,000	5.000		07/01/2034	443,701
890,000	4.000		07/01/2039	747,253
Great Pond Improvement District RB for Great Pond Phase 1 Project Series 2019 (NR/NR)
3,585,000	4.750	(c)	10/01/2048	3,351,360
Housing Authority of The City of Norwalk Multifamily Housing RB Wall Street Place Series 2024 (Aaa/NR)
4,000,000	3.050	(a)(b)	09/01/2058	3,978,914
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (NR/B-)
3,660,000	7.000	(c)	02/01/2045	3,690,589

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Connecticut – (continued)

South Central Connecticut Regional Water Authority Water System RB Thirty-Sixth Series A-1 (Aa3/AA-)
$265,000	4.000%		08/01/2038	$264,232
State of Connecticut GO Bonds 2020 Series A (Aa3/AA-)
5,000,000	4.000		01/15/2036	5,043,366
State of Connecticut GO Bonds Series 2018 (Aa3/AA-)
1,770,000	5.000		06/15/2027	1,853,015
755,000	5.000		06/15/2029	800,532
State of Connecticut GO Social Bonds Series 2024G (Aa3/AA-)
3,000,000	3.000		11/15/2042	2,453,853
1,600,000	3.000		11/15/2043	1,289,268
State of Connecticut GO Unlimited Bonds Series 2019 A (Aa3/AA-)
135,000	5.000		04/15/2028	143,480
1,000,000	5.000		04/15/2035	1,057,541
1,000,000	5.000		04/15/2036	1,054,578
1,000,000	5.000		04/15/2039	1,043,190
State of Connecticut Health and Educational Facilities Authority RB for University of Hartford 2022 Series P (NR/BB+)
2,285,000	5.375		07/01/2052	2,106,756
State of Connecticut Health and Educational Facilities Authority Revenue Bonds Goodwin University Obligated Group Issue Series A-1 (NR/BBB-)
2,400,000	5.000		07/01/2044	2,316,751
State of Connecticut Special Tax Obligation Refunding Bonds for Transportation Infrastructure Purposes 2022 Series B (Aa3/AA)
1,500,000	5.000		07/01/2025	1,508,398
State of Connecticut State Revolving Fund General RB (Green Bonds, 2017 Series A) (Aaa/AAA)
3,945,000	5.000		05/01/2032	4,083,221
State of Connecticut State Revolving Fund RB Series 2017 A (Aaa/ AAA)
5,000,000	5.000		05/01/2036	5,136,015
Steel Point Infrastructure Improvement District Tax Allocation for Steelpointe Harbor Project Series 2021 (NR/NR)
480,000	4.000	(c)	04/01/2036	464,180
400,000	4.000	(c)	04/01/2041	365,620
The Housing Authority of The City of Stamford RB Mozaic Concierge Living Project Entrance Fee Principal Redemption Bondssm Series 2025D (NR/NR)
10,000,000	4.250	(e)	10/01/2030	10,016,912
West Haven GO Bonds Series 2017 A (Baa2/A-)
325,000	5.000		11/01/2025	328,460
325,000	5.000		11/01/2026	333,958
325,000	5.000		11/01/2027	339,206
West Haven GO Bonds Series 2017 B (Baa2/A-)
240,000	5.000		11/01/2026	246,615

				86,638,932

Delaware - 0.4%

Delaware Economic Development Authority Charter School RB for Aspira of Delaware Charter Operations Project Series 2022A (NR/BB)
370,000	3.000		06/01/2032	333,363
450,000	4.000		06/01/2042	389,127
Delaware Economic Development Authority Charter Schools RB Series 2021 (NR/BBB+)
1,425,000	4.000		09/01/2041	1,266,308

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Delaware – (continued)

Delaware Health Facilities Authority RB for Beebee Medical Center Project Series 2018 (NR/BBB-)
$760,000	5.000%		06/01/2026	$772,076
600,000	5.000		06/01/2029	618,551
Delaware Health Facilities Authority Revenue Refunding Bonds for Christiana Care Health System Series 2020A (Aa2/AA+)
5,000,000	5.000		10/01/2040	5,196,733
Delaware State Economic Development Authority RB for First State Montessori Academy, Inc. Series 2019 A (NR/BBB-)
295,000	4.000		08/01/2029	290,133
1,050,000	5.000		08/01/2039	1,033,589
Delaware State Economic Development Authority RB for Newark Charter School, Inc. Series 2020 (NR/BBB+)
530,000	4.000		09/01/2030	527,810
1,550,000	5.000		09/01/2040	1,563,504
Delaware State Housing Authority Senior Single Family Mortgage RB 2024 Series D (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/NR)
3,745,000	4.450		07/01/2049	3,657,227
Delaware Transportation Authority Transportation System Senior RB Series 2024 (Aaa/AA+)
8,665,000	3.000		07/01/2041	7,424,758
8,925,000	3.000		07/01/2042	7,568,021
State of Delaware GO Bonds Series 2023A (Aaa/AAA)
7,550,000	5.000		05/01/2036	8,446,048
Town of Bridgeville Delaware Special Obligation Bonds Heritage Shores Special Development District Series 2024 (NR/NR)
1,535,000	5.625	(c)	07/01/2053	1,569,265
Town of Bridgeville Special Tax Refunding for Heritage Shores Special Development District Series 2020 (Baa3/NR)
500,000	4.000		07/01/2025	499,757
540,000	4.000		07/01/2026	540,663
599,000	4.000		07/01/2027	601,035
1,994,000	4.000		07/01/2030	1,968,279

				44,266,247

District of Columbia - 1.1%

District of Columbia (Washington, D.C.) Income Tax Secured RB, Series 2023A (Tax-Exempt) (Aaa/AAA)
3,425,000	5.250		05/01/2048	3,636,970
District of Columbia GO Refunding Bonds Series 2017 A (Aaa/AA+)
10,000,000	5.000		06/01/2035	10,300,773
District of Columbia GO Refunding Bonds Series 2024C (Aaa/AA+)
13,800,000	5.000		12/01/2031	15,377,903
District of Columbia Housing Finance Agency Collateralized Multifamily Housing Mortgage RB Belmont Crossing Phase Ii Series 2025 (Aaa/NR)
2,750,000	5.000	(a)(b)	03/01/2029	2,879,988
District of Columbia Housing Finance Agency Collateralized Multifamily Housing RB One Hawaii Avenue Project Series 2024 (Aaa/NR)
3,285,000	3.650	(a)(b)	07/01/2028	3,315,187
District of Columbia Housing Finance Agency Multifamily Housing RB 2911 Rhode Island Avenue Apartments Project Series 2025A (FHA 221(D4)) (Aaa/NR)
2,925,000	5.000		03/01/2028	3,059,510

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

District of Columbia – (continued)

District of Columbia Private Activity RB Series 2022A (A3/NR)
$1,750,000	5.500%		02/28/2037	$1,946,751
District of Columbia RB for International School Series 2019 (NR/BBB)
860,000	5.000		07/01/2039	872,506
District of Columbia RB for KIPP DC Obligated Group Series 2019 (NR/BBB+)
2,550,000	4.000		07/01/2039	2,402,080
District of Columbia Union Market Project Tax Increment RB Convertible Capital Appreciation Bonds. Series 2024B (NR/ NR)
2,400,000	0.000	(c)(h)	06/01/2041	1,441,442
District of Columbia Washington D.C. GO Bonds Series 2023A (Aaa/AA+)
6,465,000	5.250		01/01/2048	6,849,412
8,000,000	5.000		08/01/2049	8,381,575
District of Columbia Water and Sewer Authority Public Utility Subordinate Lien Multimodel RB Series 2022E (Aa2/AA+)
2,875,000	3.000	(a)(b)	10/01/2057	2,849,793
Metro Washington Airports Authority Airport System Revenue and Refunding Bonds Series 2015B (AMT) (Aa3/AA-)
5,815,000	5.000		10/01/2032	5,844,849
Metropolitan Washington Airport Authority Revenue & Refunding Bonds Series 2018A (Aa3/AA-)
7,500,000	5.000		10/01/2043	7,537,454
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2018A (Aa3/AA-)
6,375,000	5.000		10/01/2033	6,579,771
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2020B (Aa3/AA-)
1,555,000	5.000		10/01/2029	1,688,608
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series 2022A (AMT) (Aa3/NR)
1,100,000	5.000		10/01/2026	1,128,474
Metropolitan Washington Airports Authority Dulles Toll Road RB Refunding First Senior Lien for Dulles Metrorail and Capital Improvement Project Series 2019 A (A2/A)
1,115,000	5.000		10/01/2031	1,179,462
395,000	5.000		10/01/2033	415,979
3,025,000	5.000		10/01/2035	3,171,684
1,000,000	5.000		10/01/2037	1,043,480
2,065,000	5.000		10/01/2039	2,144,751
Metropolitan Washington Airports Authority Dulles Toll Road RB Refunding First Senior Lien for Dulles Metrorail and Capital Improvement Project Series 2019 B (AGM-CR) (A1/AA)
14,500,000	4.000		10/01/2044	13,531,722
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (Baa2/A-)
925,000	5.000		10/01/2047	943,293
1,550,000	4.000		10/01/2053	1,362,303
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (AGM) (A1/AA)
2,130,000	3.000		10/01/2050	1,532,363
2,960,000	4.000		10/01/2053	2,593,403
Metropolitan Washington Airports Authority Dulles Toll Road Subordinate Lien Revenue Refunding Bonds for Dulles Metrorail & Capital Improvement Projects Series 2019B (Baa2/A-)
13,315,000	4.000		10/01/2049	11,989,059

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

District of Columbia – (continued)

Washington Metropolitan Airports Authority Airport System Revenue Refunding Bonds Series 2015B (Aa3/AA-)
$1,325,000	5.000%		10/01/2035	$1,329,902

				127,330,447

Florida - 12.0%

Abbott Square Community Development District Special Assessment Bonds Series 2022 (NR/NR)
915,000	5.375		06/15/2042	926,470
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-1 (AGM) (NR/AA)
4,990,000	3.250		05/01/2036	4,401,052
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-2 (NR/NR)
240,000	4.000		05/01/2025	239,941
Aberdeen Community Development District Special Assessment Series 2018 (NR/NR)
210,000	4.500		05/01/2029	211,720
Academical Village Community Development District Special Assessment Bonds Series 2020 (NR/NR)
165,000	2.875		05/01/2025	164,746
1,420,000	3.625		05/01/2040	1,180,533
1,725,000	4.000		05/01/2051	1,415,669
Alachua County Health Facilities Authority Continuing Care Retirement Community RB Series 2022 (NR/NR)
2,250,000	4.000		10/01/2040	2,028,688
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (NR/A-)
370,000	3.000		05/01/2025	369,441
380,000	3.000		05/01/2026	374,995
390,000	3.125		05/01/2027	382,761
Anthem Park Community Development District Special Assessment RB Refunding Subordinate Series 2016 A-2 (NR/NR)
100,000	4.250		05/01/2027	100,152
270,000	4.750		05/01/2036	269,730
Antillia Community Development District Miami-Dade County Florida Special Assessment Bonds Series 2024 (NR/NR)
500,000	5.000		05/01/2031	501,647
Arbors Community Development District Capital Improvement RB Series 2023 (NR/NR)
525,000	4.500		05/01/2030	529,386
1,000,000	5.400		05/01/2043	1,022,418
Arbors Community Development District Capital Improvement RB Series 2024 (NR/NR)
500,000	4.400	(c)	05/01/2031	500,011
Arlington Ridge Community Development District Special Assessment RB Series 2019 (NR/NR)
170,000	3.600		05/01/2029	166,931
305,000	4.000		05/01/2036	287,434
Armstrong Community Development District Special Assessment for Assessment Area Two Project Series 2019 A (NR/NR)
985,000	3.500		11/01/2030	935,413
1,705,000	4.000		11/01/2040	1,517,255
Artisan Lakes East Community Development District RB for Capital Improvement Series 2018 (NR/NR)
630,000	4.550	(c)	05/01/2029	636,298

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Astonia Community Development District Polk County, Florida Special Assessment Bonds, Series 2023 Assessment Area Three Project (NR/NR)
$700,000	5.125%		06/15/2043	$704,112
Astonia Community Development District Polk County, Florida Special Assessment Bonds, Series 2024 Assessment Area Four Project (NR/NR)
810,000	5.375		05/01/2044	820,803
Astonia Community Development District Special Assessment for Assessment Area 2 Project Series 2021 (NR/NR)
205,000	2.500	(c)	05/01/2026	201,683
500,000	3.000	(c)	05/01/2031	466,090
425,000	3.200	(c)	05/01/2041	343,373
Astonia Community Development District Special Assessment for North Parcel Assessment Area Project Series 2021 (NR/NR)
105,000	2.500	(c)	05/01/2026	103,301
315,000	3.000	(c)	05/01/2031	293,637
Aurora Oaks Community Development District Marion County, Florida Special Assessment Bonds, Series 2024 Assessment Area One Project (NR/NR)
370,000	4.450		05/01/2031	364,803
670,000	5.350		05/01/2044	646,045
Avalon Groves Community Development District Special Assessment for Assessment Area One Phase 1 Project 1 & 2 Series 2019 (NR/NR)
200,000	3.700		11/01/2029	196,623
695,000	4.125		11/01/2039	645,898
Avalon Groves Community Development District Special Assessment for Assessment Area One Project Series 2017 (NR/NR)
95,000	5.000		05/01/2028	96,434
Avalon Groves Community Development District Special Assessment for Assessment Area Three Project Series 2021 (NR/NR)
200,000	3.000		05/01/2032	183,765
220,000	3.375		05/01/2041	178,159
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-1 (NR/NR)
265,000	5.375		05/01/2028	270,586
Avalon Groves Community Development District Special Assessment for Phases 3 and 4 Sub Assessment Area One Series 2021 (NR/NR)
85,000	2.250		05/01/2026	83,349
435,000	2.750		05/01/2031	399,288
Avalon Park West Community Development District Special Assessment RB for Pasco County Project Area Series 2022 (NR/NR)
500,000	5.500		05/01/2042	513,979
Avalon Park West Community Development District Special Assessment Refunding Series 2020 (NR/NR)
115,000	2.500	(c)	05/01/2025	114,813
320,000	3.250	(c)	05/01/2030	305,783
Avelar Creek Community Development District Special Assessment Refunding Series 2016 (NR/A-)
180,000	3.000		05/01/2025	179,765
190,000	3.000		05/01/2026	187,456

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Avenir Community Development District Special Assessment Bonds Series 2023 (NR/NR)
$645,000	4.500%		05/01/2030	$650,378
1,125,000	5.375		05/01/2043	1,129,117
Aventura Isles Community Development District Miami-Dade County Special Assessment Refunding Bonds, Series 2024 (NR/NR)
1,110,000	5.000		05/01/2043	1,098,498
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)
450,000	4.000	(c)	06/01/2030	443,818
Babcock Ranch Community Independent Special District Special Assessment Area 2C Series 2020 (NR/NR)
105,000	2.500		05/01/2025	104,845
285,000	3.000		05/01/2030	272,509
775,000	4.000		05/01/2040	715,406
Babcock Ranch Community Independent Special District Special Assessment Area 3A Series 2020 (NR/NR)
165,000	2.500		05/01/2025	164,754
250,000	3.000		05/01/2030	237,712
Babcock Ranch Community Independent Special District Special Assessment Area 3B Series 2020 (NR/NR)
55,000	2.500		05/01/2025	54,919
145,000	3.000		05/01/2030	138,002
385,000	4.000		05/01/2040	355,395
Babcock Ranch Community Independent Special District Special Assessment RB Series 2015 (NR/NR)
205,000	5.000		11/01/2031	205,922
100,000	5.250		11/01/2046	100,157
Babcock Ranch Community Independent Special District Special Assessment RB Series 2018 (NR/NR)
360,000	4.500	(c)	11/01/2029	363,849
Babcock Ranch Community Independent Special District Special Assessment RB Series 2022 (NR/NR)
2,000,000	4.250		05/01/2032	1,986,259
Babcock Ranch Community Independent Special District Special Assessment RB Series 2024 (NR/NR)
1,000,000	4.300	(c)	05/01/2031	992,701
Babcock Ranch Community Independent Special District Special Assessment Series 2021 (NR/NR)
185,000	2.375		05/01/2026	181,477
Bannon Lakes Community Development District Special Assessment RB for St. Johns County Series 2016 (NR/NR)
15,000	4.500		11/01/2025	15,038
Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR)
175,000	5.000		11/01/2036	176,928
305,000	5.000		11/01/2048	296,757
Bannon Lakes Community Development District Special Assessment RB Series 2022 (NR/NR)
345,000	3.300		05/01/2032	324,453
1,370,000	4.000		05/01/2042	1,207,297
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (NR/A)
445,000	4.250		05/01/2029	445,206
460,000	4.500		05/01/2035	455,588

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Subordinate Lien Series 2015 A-2 (NR/NR)
$150,000	4.500%	05/01/2025	$150,033
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (NR/BBB+)
90,000	3.000	05/01/2025	89,881
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (NR/A+)
340,000	3.500	05/01/2025	339,848
350,000	3.500	05/01/2026	348,921
365,000	3.500	05/01/2027	362,863
Bella Collina Community Development District Special Assessment Bonds Series 2024 (NR/NR)
685,000	5.000	05/01/2044	673,532
915,000	5.300	05/01/2055	898,069
Bellagio Community Development District Special Assessment Bonds Series 2016 (NR/BBB)
170,000	3.000	11/01/2025	168,170
Belmond Reserve Community Development District Special Assessment Bonds Series 2020 (NR/NR)
215,000	2.625	05/01/2025	214,705
1,075,000	3.250	05/01/2030	1,031,045
Belmont II Community Development District Special Assessment Series 2020 (NR/NR)
65,000	2.500	12/15/2025	64,332
325,000	3.125	12/15/2030	310,090
Berry Bay Community Development District Special Assessment RB for Assessment Area Three Series 2024 (NR/NR)
245,000	4.250	05/01/2031	242,051
Berry Bay Community Development District Special Assessment RB Series 2023 (NR/NR)
1,130,000	5.500	05/01/2043	1,155,231
Berry Bay II Community Development District Special Assessment Bonds, Series 2024 (NR/NR)
340,000	4.450	05/01/2031	336,641
620,000	5.200	05/01/2044	601,842
1,000,000	5.450	05/01/2054	962,385
Black Creek Community Development District Special Assessment Bonds Series 2020 (NR/NR)
25,000	3.000	06/15/2025	24,935
465,000	3.250	06/15/2030	440,290
Blue Lake Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,000,000	4.000	06/15/2032	972,235
Boggy Branch Community Development District Special Assessment Series 2021 (NR/NR)
180,000	2.500	05/01/2026	176,771
455,000	3.000	05/01/2031	419,990
Botaniko Community Development District Special Assessment Bonds Series 2020 (NR/NR)
85,000	2.875	05/01/2025	84,884
1,130,000	3.250	05/01/2031	1,057,385
500,000	3.625	05/01/2040	421,718
Bradbury Community Development District City of Haines City, Florida Special Assessment Bonds, Series 2023 (NR/NR)
655,000	4.375	05/01/2030	657,208

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Brevard County Housing Finance Authority Multifamily Housing RB Series 2025 (NR/AA+) (PUTABLE)
$1,850,000	3.300	%(a)(b)	02/01/2028	$1,852,537
Bridgewalk Community Development District Special Assessment Bonds for Assessment Area Two Project Series 2023 (NR/NR)
700,000	6.250		12/15/2043	734,093
Bridgewater Community Development District Special Assessment Bonds for Assessment Area One Project Series 2022 (NR/NR)
400,000	3.000		06/15/2032	360,105
1,095,000	3.250		06/15/2042	850,601
Bridgewater North Community Development District Capital Improvement RB Series 2022 (NR/NR)
1,000,000	4.000		05/01/2042	867,747
Brightwater Community Development District Capital Improvement RB for Assessment Area Two Series 2024 (NR/NR)
375,000	4.550	(c)	05/01/2031	375,007
Brightwater Community Development District Special Assessment Bonds for Assessment Area One Series 2021 (NR/NR)
210,000	2.375		05/01/2026	206,066
475,000	2.850		05/01/2031	432,317
Brookstone Community Development District Special Assessment RB for Manatee County Series 2022 (NR/NR)
205,000	4.375		05/01/2027	205,505
350,000	4.750		05/01/2032	353,284
Broward County Port Facilities RB Series 2019A (A1/A)
1,005,000	5.000		09/01/2037	1,055,730
1,050,000	5.000		09/01/2038	1,100,346
Broward County Port Facilities RB Series 2019B (A1/A)
3,520,000	4.000		09/01/2039	3,370,039
4,700,000	4.000		09/01/2049	4,259,354
Broward County Port Facilities RB Series 2019B (AMT) (A1/A)
1,750,000	4.000		09/01/2044	1,614,794
Broward County Port Facilities RB Series 2022 (A1/NR)
4,960,000	5.250		09/01/2047	5,117,715
3,000,000	5.500		09/01/2052	3,124,355
Buckhead Trails Community Development District Special Assessment Bonds for Manatee County Project Series 2022 (NR/NR)
250,000	4.750		05/01/2027	250,762
400,000	5.250		05/01/2032	406,620
Buckhead Trails Community Development District Special Assessment Bonds for Manatee County Project Series 2024 (NR/NR)
600,000	4.700		05/01/2031	599,110
450,000	5.600		05/01/2044	446,418
Buena Lago Community Development District Capital Improvement RB for Assessment Area Two Series 2024 (NR/NR)
750,000	5.250		05/01/2044	735,063
Buena Lago Community Development District Capital Improvement RB Series 2022 (NR/NR)
665,000	5.250		05/01/2042	672,377
Caldera Community Development District Special Assessment Bonds for Assessment Area One Series 2024 (NR/NR)
375,000	4.300		05/01/2031	371,279
725,000	5.000		05/01/2044	707,695

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Campo Bello Community Development District Special Assessment Bonds Series 2019 (NR/NR)
$1,295,000	3.500%		12/15/2030	$1,228,381
Capital Projects Finance Authority Educational Facilities RB Kissimmee Charter Academy Project Series 2024 (NR/NR)
300,000	6.125	(c)	06/15/2044	312,596
Capital Projects Finance Authority Student Housing RB for PRG - Unionwest Properties LLC Project Senior Series 2024A-1 (Tax-Exempt) (Ba1/NR)
1,250,000	5.250	(c)	06/01/2039	1,296,426
1,125,000	5.250	(c)	06/01/2044	1,143,828
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (Ba2/NR)
28,215,000	5.250	(c)	12/01/2058	27,921,699
Capital Trust Agency, Inc. RB for AcadeMir Charter School West Series 2021 A-2 (Ba2/NR)
610,000	4.000	(c)	07/01/2041	533,946
760,000	4.000	(c)	07/01/2051	602,928
Capital Trust Agency, Inc. RB for Imagine Charter School at North Manatee Series 2021 A (NR/NR)
230,000	3.250	(c)	06/01/2031	207,799
Capital Trust Agency, Inc. RB for Imagine-Pasco County LLC Series 2020 A (B1/NR)
320,000	3.000	(c)	12/15/2029	296,372
645,000	5.000	(c)	12/15/2039	620,472
Capital Trust Agency, Inc. RB for University Bridge LLC Series 2018 A (Ba2/NR)
900,000	4.000	(c)	12/01/2028	896,159
1,375,000	5.250	(c)	12/01/2043	1,383,954
Capital Trust Agency, Inc. RB for WFCS Holdings LLC Series 2020 A-1 (NR/NR)
880,000	4.500	(c)	01/01/2035	863,249
Capital Trust Authority Educational Facilities Lease RB for Seaside Community Charter School Project Series A (Baa3/NR)
505,000	5.000		06/15/2034	516,458
Capital Trust Authority Educational Facilities Revenue Refunding Bonds Southeastern University Inc Project Series 2023A (NR/BB)
2,500,000	6.000	(c)	05/01/2043	2,562,135
2,500,000	6.250	(c)	05/01/2048	2,577,515
Capital Trust Authority RB Anticipation Notes Convivial-St Petersburg Project Series 2024A (NR/NR)
2,725,000	12.000	(c)	10/03/2029	2,724,374
Caribe Palm Community Development District Special Assessment Refunding Series 2017 (NR/A-)
558,000	4.250		05/01/2031	556,406
Caymas Community Development District Capital Improvement RB, Series 2024 (Assessment Area One) (NR/NR)
800,000	5.300		05/01/2044	790,662
Cedar Crossings Community Development District Polk County Florida Special Assessment Bonds Series 2025 (NR/NR)
240,000	4.300	(c)	05/01/2032	236,062
Celebration Community Development District Special Assessment for Assessment Area One Project Series 2021 (NR/NR)
70,000	2.250		05/01/2026	68,735
Center Lake Ranch West Community Development District Capital Improvement RB for Assessment Area One Series 2023 (NR/NR)
1,495,000	5.750		05/01/2043	1,531,241

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Central Parc Community Development District City Of North Port Florida Special Assessment RB Series 2024 (NR/NR)
$380,000	4.900%		05/01/2031	$378,650
Century Gardens at Tamiami Community Development District Special Assessment Bonds Series 2018 (NR/BBB)
110,000	3.500		11/01/2025	109,381
115,000	3.500		11/01/2026	113,708
Century Gardens at Tamiami Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
250,000	3.000		05/01/2025	249,645
255,000	3.000		05/01/2026	251,585
630,000	4.250		05/01/2037	599,216
Century Gardens Community Development District Special Assessment Bonds Series 2019 (NR/NR)
189,000	4.200	(c)	11/01/2029	189,193
750,000	5.000	(c)	11/01/2049	728,145
Century Park South Community Development District Special Assessment Bonds Series 2020 (NR/NR)
30,000	3.000		05/01/2025	29,951
625,000	3.375		05/01/2031	585,148
590,000	3.750		05/01/2040	504,750
CFM Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	2.400		05/01/2026	98,132
650,000	2.875		05/01/2031	592,122
740,000	3.350		05/01/2041	593,050
Chaparral of Palm Bay Community Development District Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
410,000	4.500		05/01/2031	407,453
Chapel Creek Community Development District Special Assessment Series 2021 (NR/NR)
120,000	2.500	(c)	05/01/2026	117,909
170,000	3.000	(c)	05/01/2031	156,151
Chapel Crossings Community Development District Special Assessment Series 2020 (NR/NR)
120,000	2.625	(c)	05/01/2025	119,819
Charles Cove Community Development District Special Assessment bond Series 2020 (NR/NR)
360,000	3.750		05/01/2030	354,912
975,000	4.250		05/01/2040	922,087
Charles Cove Community Development District Special Assessment RB Series 2021 (NR/NR)
1,430,000	3.250		05/01/2041	1,142,671
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (NR/NR)
1,060,000	5.500	(c)	10/01/2036	1,065,011
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2019 (NR/NR)
700,000	5.000	(c)	10/01/2029	715,021
1,000,000	5.000	(c)	10/01/2034	1,011,799
City of Cape Coral Water & Sewer RB Refunding Series 2015 (A1/A+)
1,000,000	4.000		10/01/2034	997,782
City of Fort Lauderdale, Florida Series 2023B (Prospect Lake Water Treatment Plant Project) (Aa1/AA+)
17,250,000	5.500		09/01/2053	18,715,337
City of Miami Florida Special Obligation Non-Ad Valorem RB Series 2023A (Aa2/AA)
7,220,000	5.000		03/01/2048	7,482,464

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

City of Palmetto Educational Facilities Refunding RB Series 2022A (NR/BBB-)
$2,000,000	5.125%		06/01/2042	$2,008,863
950,000	5.250		06/01/2052	951,458
City of Pompano Beach RB Refunding for John Knox Village of Florida, Inc. Obligated Group Series 2020 (NR/NR)
1,425,000	3.250		09/01/2025	1,418,231
City of Tampa RB for H Lee Moffitt Cancer Center & Research Institute Obligated Group Series 2020 B (A2/A)
900,000	4.000		07/01/2038	871,795
750,000	5.000		07/01/2040	775,622
City of Venice RB for Southwest Florida Retirement Center, Inc. Obligated Group Project Series 2019 (NR/NR)
415,000	5.000		01/01/2037	412,608
1,485,000	5.000		01/01/2047	1,391,879
1,395,000	5.000		01/01/2052	1,270,349
City of Venice Retirement Community Revenue Improvement Bonds for Village on The Isle Project Series 2024B-1 Tax- Exempt Mandatory Paydown Securities (NR/NR)
750,000	4.625	(c)	01/01/2030	747,815
City of Venice Retirement Community Revenue Improvement Bonds for Village on The Isle Project Series 2024B-2 Tax-Exempt Mandatory Paydown Securities (NR/NR)
800,000	4.500	(c)	01/01/2030	797,496
City of West Palm Beach Utility System RB Series 2017 A (Aa2/AA+)
15,000,000	5.000		10/01/2042	15,305,267
CityPlace Community Development District Special Assessment Convertible Capital Appreciation RB Series 2018 (AGM) (A1/AA)
5,000,000	0.000	(h)	05/01/2038	4,846,985
Coco Palms Community Development District Special Assessment Bonds Expansion Area Project Series 2019 (NR/NR)
295,000	4.000	(c)	06/15/2029	293,439
Coconut Cay Community Development District Special Assessment Series 2006 (NR/NR)
585,000	5.375		05/01/2036	585,465
Coddington Community Development District Capital Improvement RB Series 2022 (NR/NR)
615,000	5.750		05/01/2042	638,294
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (NR/A+)
925,000	2.750		05/01/2025	923,707
915,000	3.000		05/01/2026	902,847
980,000	3.200		05/01/2027	966,684
1,015,000	3.250		05/01/2028	1,000,688
1,500,000	3.750		05/01/2046	1,255,075
Connerton East Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,580,000	5.250		06/15/2043	1,609,866
Cope’s Landing Community Development District Capital Improvement RB 2023 Project Area Series 2023 (NR/NR)
1,225,000	5.750		05/01/2043	1,281,532
Cope’s Landing Community Development District Capital Improvement RB for Assessment Area Two Series 2024 (NR/NR)
330,000	4.400		05/01/2031	328,465
475,000	5.150		05/01/2044	468,826

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Copperspring Community Development District Special Assessment Bonds Series 2019 (NR/NR)
$600,000	3.500%		12/15/2029	$584,447
325,000	4.000		12/15/2039	292,124
Coral Bay Community Development District Capital Improvement RB Series 2022 (NR/NR)
315,000	4.750		05/01/2032	319,114
250,000	5.500		05/01/2042	255,495
Coral Bay of Lee County Community Development District Lee County Florida Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
645,000	4.700		05/01/2031	646,554
1,045,000	5.250		05/01/2044	1,045,861
Coral Creek Community Development District Special Assessment RB for Charlotte County Project Series 2024 (NR/NR)
1,470,000	4.600		05/01/2031	1,474,888
Coral Keys Homes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
55,000	2.750		05/01/2025	54,928
Coral Lakes Community Development District Special Assessment Bonds for Assessment Area One Project Series 2024 (NR/NR)
415,000	4.625		11/01/2031	417,673
Cordoba Ranch Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
940,000	3.000		05/01/2031	890,271
820,000	3.000		05/01/2037	697,924
Corkscrew Crossing Community Development District Special Assessment Bonds Series 2023 (NR/NR)
675,000	5.100		05/01/2043	668,058
Corkscrew Farms Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)
285,000	4.500	(c)	11/01/2028	286,334
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (NR/BBB+)
138,000	3.500		05/01/2025	137,892
143,000	3.625		05/01/2026	142,562
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (NR/AA)
210,000	3.500		05/01/2025	209,916
210,000	4.125		05/01/2035	206,513
County of Broward RB for Port Facilities Senior Bonds Series 2019 B (A1/A)
1,610,000	4.000		09/01/2036	1,559,299
County of Miami-Dade Aviation RB Series 2019 A (NR/A+)
4,500,000	4.000		10/01/2044	4,061,192
6,000,000	5.000		10/01/2044	6,054,339
County of Osceola Transportation RB Refunding Series 2019 A-1 (NR/BBB+)
475,000	5.000		10/01/2027	492,182
525,000	5.000		10/01/2028	549,811
450,000	5.000		10/01/2029	474,697
770,000	5.000		10/01/2030	807,749
415,000	5.000		10/01/2032	433,997
350,000	5.000		10/01/2033	364,932
405,000	5.000		10/01/2034	421,798
435,000	5.000		10/01/2035	451,785
600,000	5.000		10/01/2036	621,080

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

County of Osceola Transportation RB Refunding Series 2019 A-1 (NR/BBB+) – (continued)
$525,000	5.000%		10/01/2037	$541,454
805,000	5.000		10/01/2038	827,454
1,000,000	5.000		10/01/2039	1,024,922
3,160,000	5.000		10/01/2049	3,218,841
County of Osceola Transportation RB Refunding Series 2019 A-2 (NR/BBB+)
155,000	0.000	(g)	10/01/2025	152,159
275,000	0.000	(g)	10/01/2026	260,359
360,000	0.000	(g)	10/01/2027	328,744
500,000	0.000	(g)	10/01/2028	439,460
700,000	0.000	(g)	10/01/2029	591,036
Creek Preserve Community Development District Special Assessment RB Series 2019 (NR/NR)
740,000	4.250	(c)	11/01/2030	737,430
Creek Preserve Community Development District Special Assessment RB Series 2020 (NR/NR)
100,000	3.125	(c)	11/01/2030	92,481
Creekview Community Development District Special Assessment RB for Phase 2 Project Series 2024 (NR/NR)
870,000	4.600		05/01/2031	864,158
Creekview Community Development District Special Assessment RB Series 2022 (NR/NR)
260,000	3.875		05/01/2027	258,976
560,000	4.250		05/01/2032	553,801
1,620,000	4.625		05/01/2042	1,526,670
Cresswind Deland Community Development District City of Deland Florida Special Assessment Bonds Series 2024 Assessment Area One (NR/NR)
545,000	4.700		05/01/2031	544,762
945,000	5.375		05/01/2044	928,000
Cross Creek North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
2,000,000	4.250		05/01/2042	1,842,985
Cross Creek North Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,035,000	5.125		05/01/2043	1,039,512
Crossings Community Development District Osceola County Special Assessment Bonds Series 2024 (NR/NR)
800,000	5.350		05/01/2044	783,269
Crosswinds East Community Development District Special Assessment Bonds for Assessment Area Two Project Series 2024 (NR/NR)
245,000	4.500		05/01/2031	242,583
Crystal Cay Community Development District Special Assessment for 2021 Project Series 2021 (NR/NR)
95,000	2.250		05/01/2026	93,302
400,000	2.700		05/01/2031	368,937
Curiosity Creek Community Development District Capital Improvement RB for Assessment Area One Series 2024 (NR/NR)
300,000	4.650	(c)	05/01/2031	298,144
Cypress Bay West Community Development District Capital Improvement RB for Assessment Area One Series 2023 (NR/NR)
585,000	4.625		05/01/2030	588,907
595,000	5.250		05/01/2043	597,775

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Cypress Mill Community Development District Special Assessment Bonds for Bank Qualified 2023 Project Series 2023 (NR/BBB)
$950,000	5.000%		05/01/2053	$918,594
Cypress Mill Community Development District Special Assessment for Area Two Project Series 2020 (NR/NR)
145,000	2.625		06/15/2025	144,500
615,000	3.000		06/15/2031	565,603
Cypress Park Estates Community Development District Special Assessment Area 1 Project Series 2020 (NR/NR)
55,000	2.625	(c)	05/01/2025	54,922
295,000	3.250	(c)	05/01/2030	278,789
Cypress Park Estates Community Development District Special Assessment Bonds Series 2022 (NR/NR)
135,000	4.375		05/01/2027	134,975
350,000	4.750		05/01/2032	351,360
450,000	5.000		05/01/2042	433,696
Davenport Road South Community Development District Special Assessment Bonds Series 2018 (NR/NR)
595,000	4.500	(c)	11/01/2028	600,086
Deer Run Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
2,275,000	5.400		05/01/2039	2,341,006
Deerbrook Community Development District Pasco County, Florida Special Assessment Bonds, Series 2023 2023 Project (NR/NR)
1,095,000	5.250		05/01/2043	1,101,543
Del Webb Bexley Community Development District Special Assessment Series 2018 (NR/NR)
1,665,000	5.300		05/01/2039	1,691,353
Del Webb Oak Creek Community Development District Special Assessment Bonds Series 2023 (NR/NR)
435,000	4.125		05/01/2030	435,920
Del Webb Sunchase Community Development District Manatee County, Florida Special Assessment Bonds Series 2025 (NR/NR)
180,000	4.250	(c)(e)	05/01/2030	180,308
225,000	4.650	(c)(e)	05/01/2035	226,442
800,000	5.450	(c)(e)	05/01/2045	804,689
Dewey Robbins Community Development District City of Leesburg Florida Capital Improvement RB Series 2025 (NR/ NR)
900,000	5.600		05/01/2045	893,167
DG Farms Community Development District Special Assessment Series 2020 (NR/NR)
155,000	3.250		05/01/2030	148,114
Downtown Doral South Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,545,000	4.600	(c)	05/01/2028	1,558,415
610,000	4.250	(c)	12/15/2028	610,698
2,395,000	4.750	(c)	12/15/2038	2,372,197
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (NR/AA)
690,000	3.750		05/01/2034	683,975
955,000	4.000		05/01/2037	952,704
DW Bayview Community Development District Special Assessment Bond Series 2021 (NR/NR)
150,000	2.375	(c)	05/01/2026	147,579
470,000	3.000	(c)	05/01/2032	443,101

Principal Amount		Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

DW Bayview Community Development District Special Assessment Bonds for Manatee County Series 2022 (NR/NR)
$	`175,000	4.500%		05/01/2032	$177,546
	495,000	5.125		05/01/2042	500,243
Eagle Hammock Community Development District Special Assessment Bonds Series 2022 (NR/NR)
	75,000	4.375		05/01/2027	75,233
Eagle Pointe Community Development District Special Assessment Bonds Series 2020 (NR/NR)
	60,000	3.000	(c)	05/01/2025	59,935
	440,000	3.625	(c)	05/01/2031	417,726
East 547 Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
	45,000	2.500		05/01/2026	44,230
	205,000	3.000		05/01/2031	188,813
	340,000	3.300		05/01/2041	271,603
East 547 Community Development District Special Assessment Bond for Assessment Area Two Project Series 2023 (NR/NR)
	600,000	6.250		05/01/2043	627,961
East Bonita Beach Road Community Development District Special Assessment Bonds for Assessment Area Two Series 2021 (NR/NR)
	205,000	2.250		05/01/2026	201,231
	460,000	3.000		05/01/2032	431,770
East Homestead Community Development District Special Assessment Expansion Bonds Area Project Series 2019 (NR/ NR)
	280,000	4.125		11/01/2029	279,734
East Nassau Stewardship District Bond Anticipation Note for PDP #4 Series 2024 Project Series 2024 (NR/NR)
	1,300,000	5.250		05/01/2029	1,293,641
East Palm Drive Community Development District Special Assessment Bonds, Series 2024 (Assessment Area One) (NR/NR)
	650,000	5.100		06/15/2044	637,062
Eden Hills Community Development District Special Assessment Bonds Series 2022 (NR/NR)
	270,000	3.250		05/01/2027	267,299
	530,000	3.625		05/01/2032	510,433
	780,000	4.000		05/01/2042	692,293
Eden Hills Community Development District Special Assessment Series 2020 (NR/NR)
	35,000	2.750		05/01/2025	34,960
	110,000	3.250		05/01/2030	107,026
Edgewater East Community Development District Special Assessment for Assessment Area Once Series 2021 (NR/NR)
	195,000	2.500		05/01/2026	191,885
	700,000	3.100		05/01/2031	654,096
Edgewater East Community Development District Special Assessment RB Series 2022 (NR/NR)
	650,000	3.000		05/01/2027	635,940
	1,865,000	3.375		05/01/2032	1,754,765
	1,870,000	4.000		05/01/2042	1,657,753
Edgewater West Community Development District Special Assessment RB for Assessment Area One Series 2024 (NR/NR)
	2,000,000	5.250		05/01/2044	1,925,651

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Enbrook Community Development District Special Assessment Series 2020 (NR/NR)
$430,000	3.000	%(c)	05/01/2030	$401,717
Entrada Community Development District Capital Improvement RB Series 2023 (NR/NR)
620,000	4.875		05/01/2033	635,225
400,000	5.600		05/01/2043	413,685
Entrada Community Development District Special Assessment Bond Series 2021 (NR/NR)
375,000	2.625	(c)	05/01/2031	345,142
1,860,000	3.125	(c)	05/01/2041	1,543,980
Epperson North Community Development District Capital Improvement RB Series 2021A (NR/NR)
120,000	2.450		11/01/2026	116,929
240,000	3.100		11/01/2031	220,194
Epperson North Community Development District Capital Improvement RB Series 2024 (Assessment Area Four) (NR/NR)
200,000	4.500		05/01/2031	199,072
Epperson North Community Development District Special Assessment for Assessment Area #2 Series 2021 (NR/NR)
85,000	2.500		05/01/2026	83,510
315,000	3.000		05/01/2031	290,445
320,000	3.500		05/01/2041	263,487
Escambia County Health Facilities Authority Health Care Facilities RB Series 2020A (Baa2/BBB)
6,255,000	4.000		08/15/2045	5,554,972
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (Baa2/BBB)
1,360,000	5.000		08/15/2031	1,426,876
3,140,000	5.000		08/15/2032	3,284,678
355,000	5.000		08/15/2033	369,692
2,045,000	5.000		08/15/2034	2,126,218
2,595,000	5.000		08/15/2035	2,689,922
9,500,000	5.000		08/15/2036	9,821,598
4,080,000	5.000		08/15/2040	4,149,153
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-1 (NR/NR)
210,000	3.250		11/01/2025	208,983
1,360,000	3.625		11/01/2030	1,297,252
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)
445,000	4.250	(c)	11/01/2029	445,898
Everlands Community Development District Special Assessment Bonds for Assessment Area Two – 2024 Project Area Series 2024 (NR/NR)
850,000	4.400		06/15/2031	851,624
Everlands Community Development District Special Assessment Bonds for Assessment Area Two – Phase Two Series 2024 (NR/NR)
570,000	4.450	(c)	06/15/2031	566,702
Everlands II Community Development District Special Assessment Bonds Series 2024 (NR/NR)
900,000	4.600		06/15/2031	893,380
Fallschase Community Development District Special Assessment Bonds for Leon County Series 2021 (NR/NR)
1,000,000	4.000		05/01/2052	811,603

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Fallschase Community Development District Special Assessment Bonds Series 2021 (NR/NR)
$700,000	2.625%		05/01/2026	$688,720
1,220,000	3.125		05/01/2031	1,126,181
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
1,575,000	4.250		05/01/2029	1,580,640
3,010,000	5.000		05/01/2035	3,059,373
Finley Woods Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
355,000	3.500		05/01/2030	338,709
165,000	4.000		05/01/2040	147,050
Fish Lake Cove Community Development District Osceola County Florida Special Assessment Bonds Series 2025 (NR/NR)
840,000	5.350		05/01/2045	819,440
Fishhawk Ranch Community Development District Special Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
1,450,000	2.750		11/01/2035	1,196,284
Florida Development Finance Corp. Educational Facilities RB for Saint Andrew’s School of Boca Raton, Inc. Project Series 2024A (NR/BBB+)
1,125,000	5.250		06/01/2044	1,143,023
1,025,000	5.250		06/01/2049	1,030,682
3,010,000	5.250		06/01/2054	3,000,843
Florida Development Finance Corp. Educational Facilities RB Series 2022A (Ba3/NR)
1,265,000	5.000	(c)	07/01/2032	1,221,172
3,000,000	5.375	(c)	07/01/2042	2,767,895
Florida Development Finance Corp. Educational RB for Cornerstone Charter Academy Project Series 2022 (NR/BB+)
2,005,000	5.000	(c)	10/01/2042	1,970,265
Florida Development Finance Corp. RB Brightline Florida Passenger Rail Expansion Project Series 2025A (NR/NR)
10,750,000	8.250	(a)(b)(c)	07/01/2057	11,163,397
Florida Development Finance Corp. RB Brightline Florida Passenger Rail Project Brightline Trains Florida LLC Issue Series 2024 (AMT) (NR/NR)
46,640,000	12.000	(a)(b)(c)	07/15/2032	49,469,070
Florida Development Finance Corp. RB Brightline Florida Passenger Rail Project Brightline Trains Florida LLC Issue Series 2024 (AMT) (AGM) (NR/AA)
31,250,000	5.000		07/01/2044	31,354,069
12,400,000	5.250		07/01/2047	12,653,973
23,000,000	5.250		07/01/2053	23,424,516
Florida Development Finance Corp. RB Brightline Florida Passenger Rail Project Brightline Trains Florida LLC Issue Series 2024 (AMT) (NR/BBB-)
6,700,000	5.250		07/01/2047	6,727,686
7,875,000	5.500		07/01/2053	7,952,675
Florida Development Finance Corp. RB for Brightline Florida Passenger Rail Project AAF Operations Holdings LLC Issue Series 2024A (Tax-Exempt) (NR/NR)
7,325,000	10.000	(a)(b)(c)	07/15/2059	7,543,260
Florida Development Finance Corp. RB for Discovery High School & Discovery Academy of Lake Alfred Obligated Group Series 2020 A (NR/NR)
1,280,000	4.000	(c)	06/01/2030	1,131,563

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Florida Development Finance Corp. RB for Imagine School at Broward Series 2019 A (Baa3/NR)
$425,000	4.000	%(c)	12/15/2029	$421,986
725,000	5.000	(c)	12/15/2034	742,413
770,000	5.000	(c)	12/15/2039	778,026
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)
1,670,000	5.125	(c)	06/01/2040	1,653,190
Florida Development Finance Corp. RB for River City Education Obligated Group Series 2021 A (Baa3/NR)
320,000	4.000		07/01/2035	306,184
Florida Development Finance Corp. RB for United Cerebral Palsy of Central Florida, Inc. Series 2020 A (NR/NR)
405,000	4.000		06/01/2030	386,964
Florida Development Finance Corp. RB Refunding for Glenridge on Palmer Ranch Obligated Group Series 2021 (NR/NR)
275,000	5.000	(c)	06/01/2031	280,519
200,000	5.000	(c)	06/01/2035	201,793
Florida Development Finance Corp. RB Refunding for Global Outreach Charter Academy Obligated Group Series 2021 A (B1/NR)
630,000	4.000	(c)	06/30/2036	534,564
660,000	4.000	(c)	06/30/2041	513,711
Florida Development Finance Corp. RB Refunding for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)
415,000	4.000	(c)	06/01/2026	412,434
Florida Development Finance Corp. RB Refunding for Nova Southeastern University, Inc. Series 2020 A (A3/A-)
300,000	5.000		04/01/2027	310,624
250,000	5.000		04/01/2029	265,182
Florida Development Finance Corp. RB Refunding for Renaissance Charter School, Inc. Series 2020 C (NR/NR)
470,000	4.000	(c)	09/15/2030	448,300
1,050,000	5.000	(c)	09/15/2040	993,280
Florida Development Finance Corp. Solid Waste Disposal RB for GFL Solid Waste Southeast LLC Project Series 2024A (Ba3/BB-)
2,750,000	4.375	(a)(b)(c)	10/01/2054	2,751,596
Florida Development Finance Corp. Student Housing RB Senior Series 2024A-1 (NR/NR)
1,600,000	5.000	(c)	06/01/2044	1,582,590
Florida Higher Educational Facilities Financial Authority RB for Jacksonville University Project Series 2018 A-1 (NR/NR)
2,000,000	4.500	(c)	06/01/2033	1,882,136
250,000	4.750	(c)	06/01/2038	227,423
4,500,000	5.000	(c)	06/01/2048	3,988,876
Florida Higher Educational Facilities Financial Authority RB for Ringling College of Art & Design, Inc. Series 2019 (NR/BBB)
2,150,000	5.000		03/01/2044	2,126,911
Florida Higher Educational Facilities Financial Authority RB Ringling College of Art and Design, Inc. Series 2017 (NR/BBB)
2,750,000	5.000		03/01/2047	2,708,880
Florida Housing Finance Corp. Multifamily Mortgage RB for Brownsville Transit Village V 2024 Series B (GNMA COLL) (NR/AA+) (PUTABLE)
3,315,000	3.350	(a)(b)	10/01/2027	3,321,547

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Florida Insurance Assistance Interlocal Agency Insurance Assessment RB Series 2023A-1 (Aa2/A)
$8,795,000	5.000%		09/01/2025	$8,807,741
4,530,000	5.000		09/01/2026	4,606,066
3,305,000	5.000		09/01/2027	3,385,504
Florida Municipal Loan Council RB for City of West Melbourne Water and Sewer Series 2024D (AGC) (NR/AA)
2,420,000	4.000		10/01/2054	2,196,662
Flow Way Community Development District Special Assessment Bonds for Phase 5 Project Series 2016 (NR/NR)
1,525,000	4.875		11/01/2037	1,526,826
Flow Way Community Development District Special Assessment Bonds for Phase 6 Project Series 2017 (NR/NR)
165,000	4.000		11/01/2028	164,634
1,065,000	5.000		11/01/2038	1,073,121
Flow Way Community Development District Special Assessment Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
1,785,000	4.125		11/01/2039	1,630,807
Forest Brooke Community Development District Special Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
465,000	3.750		11/01/2039	402,946
Forest Lake Community Development District Special Assessment for Assessment Area1 Series 2020 (NR/NR)
180,000	2.625	(c)	05/01/2025	179,757
495,000	3.250	(c)	05/01/2030	478,065
Fox Branch Ranch Community Development District Polk County Florida Capital Improvement RB Series 2025 Assessment Area One (NR/NR)
175,000	4.375		05/01/2035	171,649
540,000	5.200		05/01/2045	529,862
Gardens at Hammock Beach Community Development District Flagler County Florida Special Assessment Bonds Assessment Area One Series 2024-1 (NR/NR)
525,000	5.650		05/01/2054	512,064
Gardens at Hammock Beach Community Development District Flagler County Florida Special Assessment Bonds Assessment Area Two Series 2024-2 (NR/NR)
270,000	5.000		05/01/2031	267,790
Gir East Community Development District Osceola County Florida Capital Improvement RB Series 2025 (NR/NR)
600,000	4.300		05/01/2032	590,154
Governors Park South Community Development District Clay County Florida Special Assessment RB Series 2025 (NR/NR)
550,000	4.375		05/01/2032	547,061
Gracewater Sarasota Community Development District Special Assessment Bonds Series 2021 (NR/NR)
615,000	2.950		05/01/2031	556,859
1,595,000	3.350		05/01/2041	1,264,818
Grand Bay At Doral Community Development District Miami-Dade County Florida Special Assessment Refunding Bonds Series 2025A-1 (NR/NR)
1,835,000	5.000		05/01/2045	1,809,006
Grand Bay at Doral Community Development District Special Assessment for South Parcel Assessment Area Project Series 2016 (NR/NR)
360,000	4.250		05/01/2026	360,722
Grand Oaks Community Development District Special Assessment Bonds Assessment Area 2 Series 2020 (NR/NR)
285,000	3.250		05/01/2025	284,753

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Grand Oaks Community Development District Special Assessment Bonds Assessment Area 2 Series 2020 (NR/NR) – (continued)
$1,355,000	4.000%		05/01/2030	$1,332,935
Grand Oaks Community Development District Special Assessment RB Series 2019 A (NR/NR)
550,000	4.125		11/01/2029	549,251
1,185,000	4.750		11/01/2039	1,155,247
1,920,000	5.000		11/01/2050	1,847,898
Grand Oaks Community Development District Special Assessment RB Series 2021 (NR/NR)
215,000	3.200		11/01/2031	198,236
500,000	3.500		11/01/2041	404,781
Grande Pines Community Development District Special Assessment Bonds Series 2021 (NR/NR)
295,000	2.500		05/01/2026	289,952
Grande Pines Community Development District Special Assessment RB for Assessment Area Two Series 2024 (NR/NR)
515,000	4.650		05/01/2034	514,934
755,000	5.450		05/01/2044	755,587
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (NR/NR)
990,000	5.000		11/15/2036	990,425
Greater Orlando Aviation Authority Airport Facilities RB Series 2015A (AMT) (Aa2/AA)
5,000,000	4.000		10/01/2040	4,771,843
Greenbriar Community Development District St. Johns County Florida Special Assessment RB Series 2025 Assessment Area One (NR/NR)
510,000	4.800		05/01/2032	510,107
Grove Resort Community Development District Special Assessment RB Series 2022 (NR/NR)
170,000	3.300		05/01/2032	156,830
440,000	3.550		05/01/2042	358,230
Gulfstream Polo Community Development District Special Assessment Phase#2 Project Series 2019 (NR/NR)
1,195,000	3.500		11/01/2030	1,145,094
Hacienda Lakes Community Development District Special Assessment Refunding Series 2016 (NR/NR)
250,000	3.875		05/01/2026	249,325
Hacienda North Community Development District Special Assessment RB Series 2023 (NR/NR)
1,650,000	6.300		05/01/2043	1,749,693
Hamilton Bluff Community Development District Special Assessment Bonds, Series 2024 (Assessment Area One Project) (NR/NR)
1,000,000	4.700		05/01/2031	1,000,905
Hammock oaks Community Development District Special Assessment Area One Bonds Series 2023 (NR/NR)
700,000	5.625		05/01/2043	713,938
Hammock Oaks Community Development District Town of Lady Lake Florida Special Assessment Bonds Series 2024 Assessment Area Two (NR/NR)
900,000	5.850		05/01/2044	903,826
Hammock Oaks Community Development District Town of Lady Lake Florida Special Assessment Bonds Series 2025 Assessment Area Three (NR/NR)
1,000,000	5.550	(c)(e)	05/01/2045	1,001,997

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Hammock Reserve Community Development District Special Assessment Bonds Series 2022 (NR/NR)
$280,000	4.200%	05/01/2027	$280,072
435,000	4.400	05/01/2032	436,309
565,000	4.700	05/01/2042	534,770
Hammock Reserve Community Development District Special Assessment for Assessment Area One Project Series 2020 (NR/NR)
110,000	2.625	05/01/2025	109,846
510,000	3.250	05/01/2030	490,052
Hammock Reserve Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/NR)
85,000	2.375	05/01/2026	83,460
205,000	3.000	05/01/2031	189,020
Harbor Bay Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,880,000	3.300	05/01/2029	1,829,884
365,000	3.700	05/01/2033	346,156
Harbor Bay Community Development District Special Assessment RB Series 2019 A-1 (NR/NR)
1,140,000	3.300	05/01/2029	1,109,610
Harmony On Lake Eloise Community Development District City of Winter Haven Florida Capital Improvement RB Series 2025 (NR/NR)
1,000,000	4.600	11/01/2032	998,982
Harmony On Lake Eloise Community Development District City of Winter Haven, Florida Capital Improvement RB, Series 2023 Assessment Area One (NR/NR)
800,000	5.125	05/01/2043	805,070
Harmony West Community Development District Osceola County Florida Special Assessment RB Series 2025 Assessment Area Three (NR/NR)
525,000	5.450	05/01/2045	520,966
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)
265,000	4.000	05/01/2025	265,095
140,000	4.000	05/01/2026	140,792
Hawkstone Community Development District Special Assessment Area 1 RB Series 2019 (NR/NR)
400,000	3.500	11/01/2030	379,674
1,000,000	3.875	11/01/2039	881,230
Hawkstone Community Development District Special Assessment Area 2 RB Series 2019 (NR/NR)
125,000	3.625	11/01/2030	119,411
Hawkstone Community Development District Special Assessment RB Series 2021 (NR/NR)
185,000	2.600	05/01/2026	181,971
435,000	3.200	05/01/2031	405,899
1,000,000	3.450	05/01/2041	827,620
Hawthorne Mill North Community Development District City of Lakeland Florida Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
635,000	4.600	05/01/2031	630,405
1,000,000	5.200	05/01/2044	976,507
Heritage Harbour North Community Development District Special Assessment Series 2014 (NR/NR)
785,000	5.000	05/01/2034	804,464

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Heritage Isle at Viera Community Development District Special Assessment Refunding Series 2017 (AGM) (NR/AA)
$225,000	4.000%		05/01/2025	$225,157
230,000	4.000		05/01/2026	232,456
240,000	4.000		05/01/2027	244,530
250,000	4.000		05/01/2028	254,938
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (NR/BBB)
625,000	3.625		05/01/2025	624,657
650,000	3.750		05/01/2026	647,657
1,005,000	4.200		05/01/2031	988,381
1,000,000	4.350		05/01/2036	977,874
Herons Glen Recreation District Special Assessment Refunding Bonds Series 2020 (BAM) (NR/AA)
365,000	2.500		05/01/2030	338,082
375,000	2.500		05/01/2031	340,311
300,000	3.000		05/01/2032	284,548
300,000	3.000		05/01/2033	280,631
245,000	3.000		05/01/2034	224,623
255,000	3.000		05/01/2035	232,072
260,000	3.000		05/01/2036	234,028
Hickory Tree Community Development District Special Assessment Bonds for Assessment Area One Project Series 2024 (NR/NR)
500,000	4.500		05/01/2031	495,067
1,000,000	5.150		05/01/2044	970,597
Higher Educational Facilities Financing Authority Educational Facilities Revenue Refunding Bonds for Saint Leo University Project Series 2019 (NR/BB)
1,700,000	5.000		03/01/2039	1,398,142
Higher Educational Facilities Financing Authority RB for Rollins College Project Series 2024 (A2/NR)
3,000,000	4.125		12/01/2054	2,680,388
Highland Meadows West Community Development District Special Assessment for Assessment Area 2 Series 2020 A (NR/NR)
60,000	2.875		05/01/2025	59,921
200,000	3.250		05/01/2031	185,933
Highland Meadows West Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
140,000	3.250		05/01/2031	130,154
Highlands Community Development District Special Assessment Bonds for Assessment Areas 3B and 5 Project Series 2018 (NR/NR)
550,000	4.250	(c)	12/15/2029	551,397
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area 7/7A Project Series 2019 (NR/NR)
10,000	3.375		11/01/2025	9,965
220,000	3.875		11/01/2031	212,537
295,000	4.200		11/01/2039	271,217
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area Five Project Series 2017 (NR/NR)
225,000	4.875		11/01/2027	227,888
865,000	5.375		11/01/2037	875,804
770,000	5.500		11/01/2047	775,837

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area Six Project Series 2017 (NR/NR)
$45,000	4.875%		11/01/2027	$45,577
330,000	5.500		11/01/2047	332,502
Hillcrest Community Development District Special Assessment Bonds for Capital Improvement Program Series 2018 (NR/NR)
645,000	4.000		11/01/2028	643,994
700,000	4.500		11/01/2038	672,119
Hillcrest Preserve Community Development District Special Assessment Bonds Series 2024 (NR/NR)
730,000	4.375	(c)	05/01/2031	719,534
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2020 (NR/NR)
345,000	3.000	(c)	05/01/2025	344,637
1,020,000	3.500	(c)	05/01/2031	970,519
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2021 (NR/NR)
250,000	2.800		05/01/2031	228,376
1,000,000	3.200		05/01/2041	793,627
Hills of Minneola Community Development District City of Minneola Florida Special Assessment RB Series 2024 (NR/NR)
420,000	4.700		05/01/2031	424,819
Hillsborough County Aviation Authority Tampa International Airport RB 2024 Series B (AMT) (Aa3/NR)
3,000,000	5.500		10/01/2049	3,194,543
Hobe-St. Lucie Conservancy District Improvement Bonds Unit of Development No. 1A Series 2024 (NR/NR)
800,000	5.600		05/01/2044	814,296
Holly Hill Road East Community Development District Special Assessment for Area 3 Project Series 2020 (NR/NR)
25,000	4.000		11/01/2025	24,980
165,000	4.500		11/01/2031	172,106
170,000	5.000		11/01/2041	175,881
Homestead 50 Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
747,000	3.000		05/01/2031	684,648
933,000	3.000		05/01/2037	765,151
Housing Finance Authority of Broward County Multifamily Housing RB for Pinnacle 441 Phase 2 Series 2023 (Aaa/NR) (PUTABLE)
1,705,000	4.050	(a)(b)	09/01/2056	1,717,743
Housing Finance Authority of Hillsborough County Multifamily Housing Zion Village RB Series 2024 (HUD SECT 8) (Aaa/NR)
3,730,000	3.250	(a)(b)	09/01/2042	3,728,123
Housing Finance Authority of Miami-Dade County Multifamily Housing RB for St. Mary Towers Apartments Series 2024 (HUD SECT 8) (Aaa/NR)
1,000,000	3.400	(a)(b)	04/01/2041	1,000,082
Housing Finance Authority of Pinellas County Multifamily Housing RB for Citrus Grove Apartments Series 2024 (HUD SECT 8) (Aaa/NR)
1,835,000	3.300	(a)(b)	01/01/2042	1,836,098

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Hunt Club Grove Community Development District City of Lake Wales Florida Special Assessment Bonds Series 2024 Assessment Area One (NR/NR)
$330,000	4.850%		06/15/2031	$328,981
1,040,000	5.375		06/15/2044	1,025,178
Hunters Ridge Community Development District No. 1 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)
210,000	5.000	(c)	11/01/2039	210,638
Island Lake Estates Community Development District 2023 Project Special Assessment Bonds Series 2023 (NR/NR)
1,360,000	5.750		12/15/2043	1,410,190
Jea Water and Sewer System RB 2025 Series A (Aa1/AA+)
16,500,000	5.250		10/01/2049	17,665,552
Juniper Cove Community Development District Miami-Dade County Florida Capital Improvement RB Series 2025 (NR/NR)
500,000	4.625		05/01/2032	500,573
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2017 A (NR/NR)
1,175,000	4.500	(c)	05/01/2038	1,128,578
1,855,000	4.625	(c)	05/01/2048	1,703,135
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
670,000	2.750		05/01/2031	604,940
765,000	3.125		05/01/2041	593,048
Kelly Park Community Development District (City of Apopka, Florida) Special Assessment Bonds, Series 2023 (Assessment Area One Project) (NR/NR)
665,000	6.000		11/01/2043	683,882
Kelly Park Community Development District (City of Apopka, Florida) Special Assessment Bonds, Series 2025 (Assessment Area Two Project) (NR/NR)
225,000	4.375		05/01/2032	223,663
Keys Edge Community Development District Special Assessment Bonds for Assessment Area One Project Series 2024 (NR/NR)
900,000	5.375		05/01/2055	867,477
Kindred Community Development District II Special Assessment Bonds Series 2020 (NR/NR)
55,000	2.625		05/01/2025	54,925
155,000	3.000		05/01/2030	148,069
Kindred Community Development District II Special Assessment Bonds Series 2021 (NR/NR)
700,000	3.125		05/01/2041	581,068
Kindred Community Development District II Special Assessment RB Series 2023 (NR/NR)
640,000	4.900		05/01/2033	655,837
Kindred Community Development District Special Assessment Bond Series 2017 (NR/NR)
1,000,000	4.625		05/01/2037	982,126
Kingman Gate Community Development District Special Assessment Bonds Series 2020 (NR/NR)
155,000	2.750		06/15/2025	154,574
485,000	3.125		06/15/2030	469,374
375,000	4.000		06/15/2040	355,671
Kingman Gate Community Development District Special Assessment Bonds Series 2021 (NR/NR)
700,000	3.600		06/15/2041	624,558
Knightsbridge Community Development District Special Assessment Bonds Series 2024 (NR/NR)
245,000	4.250	(c)	06/15/2031	243,575

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Lake Deer Community Development District Special Assessment Bonds for Polk County Series 2022 (NR/NR)
$170,000	4.500%		05/01/2027	$169,918
225,000	5.000		05/01/2032	224,814
650,000	5.500		05/01/2042	650,808
Lake Emma Community Development District Special Assessment Bonds for Assessment Area Two Series 2023 (NR/NR)
545,000	4.500	(c)	05/01/2030	548,005
550,000	5.250	(c)	05/01/2043	555,096
Lake Harris Community Development District 2023 Project Area Special Assessment Bonds Series 2023 (NR/NR)
175,000	4.700		05/01/2030	176,549
Lake Hideaway Community Development District Hernando County Florida Capital Improvement RB Series 2024 Assessment Area One (NR/NR)
750,000	4.750		05/01/2031	752,484
Lakes of Sarasota Community Development District 2 Sarasota County Florida Capital Improvement RB Series 2025A (NR/NR)
530,000	5.500		05/01/2045	524,680
Lakeshore Ranch Community Development District Special Assessment Refunding Series 2019 A-2 (NR/NR)
355,000	3.500		05/01/2030	338,709
320,000	4.000		05/01/2035	303,294
Lakewood Park Community Development District Special Assessment Bonds Series 2023 (NR/NR)
625,000	5.625		05/01/2043	642,403
Lakewood Park Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
70,000	2.625		05/01/2026	68,872
125,000	3.200		05/01/2031	116,765
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2019 (NR/NR)
95,000	3.125		05/01/2025	94,921
365,000	3.400		05/01/2030	351,426
Lakewood Ranch Stewardship District Special Assessment for Lorraine Lakes Project Series 2020 (NR/NR)
225,000	2.500	(c)	05/01/2025	224,671
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
225,000	3.250		05/01/2029	217,840
200,000	3.850		05/01/2039	179,773
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Project - Phase 2C Series 2020 (NR/NR)
470,000	3.000		05/01/2030	441,741
750,000	3.500		05/01/2040	637,650
Lakewood Ranch Stewardship District Special Assessment for Sweetwater Project Series 2021 (NR/NR)
290,000	2.625		05/01/2031	262,816
1,000,000	3.100		05/01/2041	792,167
Lakewood Ranch Stewardship District Special Assessment RB for Cresswind Project Series 2019 (NR/NR)
280,000	3.800		05/01/2029	276,411
Lakewood Ranch Stewardship District Special Assessment RB for Del Webb Project Series 2017 (NR/NR)
320,000	4.300	(c)	05/01/2027	321,538
Lakewood Ranch Stewardship District Special Assessment RB for Indigo Expansion Area Project Series 2019 (NR/NR)
570,000	3.200	(c)	05/01/2029	551,843

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Lakewood Ranch Stewardship District Special Assessment RB for Lake Club Phase 4 Project Series 2019 (NR/NR)
$210,000	3.800%		05/01/2029	$207,076
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre North Project Series 2015 (NR/NR)
240,000	4.250		05/01/2025	240,031
1,605,000	4.875		05/01/2035	1,605,467
905,000	4.875		05/01/2045	889,230
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood National & Polo Run Projects Series 2017 (NR/NR)
510,000	4.625		05/01/2027	514,634
1,000,000	5.250		05/01/2037	1,012,901
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1A Series 2018 (NR/NR)
870,000	4.250		05/01/2028	871,384
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1B Series 2018 (NR/NR)
1,955,000	4.750		05/01/2029	1,986,297
2,250,000	5.300		05/01/2039	2,299,614
Lakewood Ranch Stewardship District Special Assessment RB for Palm Grove Project Series 2024 (NR/NR)
480,000	5.250		05/01/2044	473,810
Lakewood Ranch Stewardship District Special Assessment RB for Taylor Ranch Project Series 2023 (NR/NR)
2,400,000	6.125		05/01/2043	2,522,575
Lakewood Ranch Stewardship District Special Assessment RB for Villages of Lakewood Ranch South Project Series 2016 (NR/NR)
120,000	4.250		05/01/2026	120,150
5,470,000	5.000		05/01/2036	5,503,498
3,945,000	5.125		05/01/2046	3,948,799
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (NR/AA)
500,000	2.000		05/01/2028	470,593
500,000	2.000		05/01/2029	459,514
1,685,000	2.625		05/01/2037	1,361,762
Lakewood Ranch Stewardship District Special Assessment RB Series 2021 (NR/NR)
425,000	3.000		05/01/2041	334,020
Lakewood Ranch Stewardship District Special Assessment RB Series 2024 (NR/NR)
485,000	5.300		05/01/2044	486,074
Lakewood Ranch Stewardship District Special Assessment Refunding for Northeast Sector Project - Phase 2B Series 2020 (NR/NR)
135,000	2.500	(c)	05/01/2025	134,808
440,000	3.200	(c)	05/01/2030	418,487
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project Phase 1 Special Assessment Bonds Series 2019 (NR/NR)
275,000	3.875		05/01/2029	274,081
Landings at Miami Community Development District Special Assessment Bonds Series 2018 (NR/NR)
460,000	4.125	(c)	11/01/2028	460,808
250,000	4.750	(c)	11/01/2048	234,807

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Landings Community Development District City of Palm Coast Florida Special Assessment Bonds North Tract Series 2024 (NR/NR)
$275,000	5.000%		05/01/2031	$274,595
1,025,000	5.500		05/01/2044	1,012,037
860,000	5.800		05/01/2055	849,683
Landmark at Doral Community Development District Senior Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-1 (NR/AA-)
490,000	3.000		05/01/2025	489,279
500,000	3.000		05/01/2026	493,304
520,000	3.000		05/01/2027	508,283
535,000	3.000		05/01/2028	516,818
550,000	3.000		05/01/2029	524,685
1,605,000	3.000		05/01/2035	1,380,375
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
535,000	3.375		05/01/2030	508,610
925,000	4.000		05/01/2038	843,370
Lawson Dunes Community Development District Special Assessment Bonds Series 2022 (NR/NR)
235,000	4.375		05/01/2027	235,326
435,000	4.750		05/01/2032	438,281
370,000	5.000		05/01/2042	368,085
Lee County IDA Hospital Revenue Refunding Bonds Lee Health Sys Inc Series 2019 A-2 (A2/A+)
4,590,000	5.000	(a)(b)	04/01/2033	4,627,391
Lee County Industrial Development Authority Florida Healthcare Facilities RB Series 2024 Shell Point Obligated Group Series 2024A (NR/BBB+)
2,375,000	5.250		11/15/2044	2,459,359
Lee County Industrial Development Authority Florida Healthcare Facilities RB Series 2024 Shell Point Obligated Group Series 2024B-1 (NR/BBB+)
1,850,000	4.750		11/15/2029	1,852,194
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)
330,000	3.500		05/01/2025	329,866
340,000	3.500		05/01/2026	338,559
Leomas Landing Community Development District City of Lake Wales Florida Capital Improvement RB Series 2025 Assessment Area Two (NR/NR)
370,000	4.500		11/01/2032	366,812
Liberty Cove Community Development District Special Assessment RB for Assessment Area One Project Series 2024 (NR/NR)
1,000,000	5.375		05/01/2044	971,683
Live Oak Lake Community Development District Special Assessment Series 2020 (NR/NR)
310,000	3.125		05/01/2025	309,643
Long Lake Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,210,000	5.000		05/01/2038	1,216,723
Longleaf Community Development District (NR/NR)
391,000	5.375		05/01/2030	391,178

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Longleaf Community Development District Capital Improvement RB for Neighborhood 4 – Assessment Area Two Series 2024A (NR/NR)
$700,000	5.200%		05/01/2044	$672,280
Longleaf Community Development District Capital Improvement RB Series 2024 (NR/NR)
405,000	4.500	(c)	05/01/2031	406,588
Lowery Hills Community Development District City of Lake Alfred Florida Special Assessment Bonds Series 2025 Assessment Area One (NR/NR)
340,000	4.550	(c)(e)	05/01/2032	337,889
750,000	5.625	(c)(e)	05/01/2045	738,586
LT Ranch Community Development District Capital Improvement RB Series 2022-1 (NR/NR)
100,000	5.300		05/01/2032	102,994
285,000	5.750		05/01/2042	295,110
460,000	5.900		05/01/2053	477,370
LT Ranch Community Development District Special Assessment Series 2019 (NR/NR)
255,000	3.000		05/01/2025	254,736
975,000	3.400		05/01/2030	931,424
1,420,000	4.000		05/01/2040	1,305,039
LTC Ranch West Residential Community Development District City of Port St. Lucie Florida Special Assessment RB Series 2024 (NR/NR)
500,000	4.875		05/01/2031	501,425
315,000	5.700		05/01/2044	315,683
1,150,000	5.750		05/01/2044	1,153,296
LTC Ranch West Residential Community Development District Special Assessment Bonds Series 2021 B (NR/NR)
360,000	3.250		05/01/2031	335,044
LTC Ranch West Residential Community Development District Special Assessment for Assessment Area One Project Series 2021 A (NR/NR)
185,000	2.500		05/01/2026	181,662
700,000	3.125		05/01/2031	646,872
775,000	3.450		05/01/2041	629,484
LTC Ranch West Residential Community Development District Special Assessment Refunding RB for Assessment Area Four Project – Pod 2 Series 2024-Aa4 (NR/NR)
1,000,000	5.375		05/01/2044	979,703
Lucerne Park Community Development District Special Assessment Bonds Series 2019 (NR/NR)
290,000	4.000		05/01/2029	288,872
Lynwood Community Development District Special Assessment Bonds Series 2019 (NR/NR)
885,000	3.625		06/15/2030	848,482
Magnolia Island Community Development District Pasco County Florida Capital Improvement RB Series 2025 Assessment Area One (NR/NR)
650,000	4.650		05/01/2032	648,685
Malabar Springs Community Development District Special Assessment Bonds for Assessment Area One Series 2024 (NR/ NR)
500,000	4.500		05/01/2031	494,286
Mandarin Grove Community Development District Special Assessment Bonds Series 2022 (NR/NR)
780,000	6.625	(c)	05/01/2053	899,591

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Mangrove Point Community Development District Capital Improvement RB Series 2022 (NR/NR)
$350,000	4.000%		05/01/2032	$342,731
1,050,000	4.250		05/01/2042	948,411
Marion Ranch Community Development District Marion County Florida Special Assessment Bonds Series 2024 (NR/NR)
250,000	5.100		05/01/2031	250,749
450,000	5.700		05/01/2044	450,976
McJunkin Parkland Community Development District Special Assessment Bonds Series 2018 (NR/NR)
850,000	4.750	(c)	11/01/2029	863,040
Meadow Pines Community Development District Special Assessment Refunding Bonds Senior Lien Series 2014 1 (NR/A+)
745,000	4.450		05/01/2030	745,362
Meadow View at Twin Creeks Community Development District Special Assessment Bonds Series 2021 (NR/NR)
505,000	3.000		05/01/2031	463,353
1,785,000	3.250		05/01/2041	1,406,222
Merrick Square Community Development District Capital Improvement RB Series 2023 (NR/NR)
750,000	5.400		05/01/2043	764,322
Miami Dade County Aviation Revenue Refunding Bonds Series 2015A (NR/A+)
30,850,000	5.000		10/01/2038	30,873,711
Miami Dade County Aviation Revenue Refunding Bonds Series 2017B (AMT) (NR/A+)
11,565,000	5.000		10/01/2040	11,708,615
Miami RB Refunding Parking System Series 2019 (BAM) (A1/AA)
1,000,000	4.000		10/01/2038	985,569
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR)
765,000	4.750		11/01/2027	777,552
850,000	5.125		11/01/2039	860,842
2,350,000	5.250		11/01/2049	2,375,233
Miami-Dade County Aviation Revenue Refunding Bonds Series 2019A (NR/A+)
2,225,000	5.000		10/01/2049	2,227,852
Miami-Dade County Aviation Revenue Refunding Bonds Series 2024A (AMT) (NR/A+)
3,130,000	5.000		10/01/2027	3,255,293
2,295,000	5.000		10/01/2028	2,403,331
Miami-Dade County Capital Asset Acquisition Special Obligation Bonds Series 2023A (Aa2/AA)
3,770,000	5.000		04/01/2045	3,918,179
1,865,000	5.000		04/01/2048	1,930,518
Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds for University of Miami Issue Series 2024B (A2/A-)
9,110,000	5.000		04/01/2030	9,870,227
9,565,000	5.000		04/01/2031	10,459,192
10,045,000	5.000		04/01/2032	11,080,683
Miami-Dade County IDA Educational Facilities RB for Academir Charter Schools Project Series 2022A (Ba2/NR)
960,000	5.000	(c)	07/01/2037	950,606
1,440,000	5.250	(c)	07/01/2042	1,427,676

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Miami-Dade County Seaport Revenue Refunding Bonds Series 2021A (AGM) (A3/AA)
$10,000,000	4.000%		10/01/2041	$9,364,371
Miami-Dade County Seaport Revenue Refunding Bonds, Series 2022A (AMT) (A3/NR)
2,715,000	5.250		10/01/2052	2,784,527
Miami-Dade County Water & Sewer Revenue System Bonds Series 2021 (BAM-TCRS) (Aa3/AA)
1,425,000	4.000		10/01/2051	1,311,609
Miami-Dade County, Florida Seaport RR Bonds, Series 2022A (AMT) (A3/NR)
2,030,000	5.000		10/01/2042	2,068,153
Midtown Miami Community Development District Special Assessment Revenue Refunding Bonds for Parking Garage Project Series 2014A (NR/NR)
5,120,000	5.000		05/01/2037	5,119,811
Mirada Community Development District Pasco County Florida Capital Improvement RB Series 2024 Assessment Area Five (NR/NR)
845,000	5.000		05/01/2034	842,449
Mirada Community Development District Pasco County Florida Capital Improvement Revenue and Refunding Bonds Series 2024 Assessment Area Three (NR/NR)
500,000	4.750		05/01/2031	498,998
Mirada II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
210,000	2.500		05/01/2026	206,276
740,000	3.125		05/01/2031	674,610
Miranda II Community Development District Capital Improvement RB Series 2022 (NR/NR)
315,000	4.625		05/01/2027	316,488
215,000	5.125		05/01/2032	220,507
Miromar Lakes Community Development District Lee County Florida Capital Improvement Revenue Refunding Bonds Series 2025 (NR/NR)
490,000	5.000		05/01/2026	496,480
520,000	5.000		05/01/2027	532,027
545,000	5.000		05/01/2028	562,466
1,500,000	5.000		05/01/2035	1,572,082
Mitchell Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
675,000	3.375		12/15/2030	643,597
1,500,000	4.000		12/15/2039	1,349,718
Naples Reserve Community Development District Special Assessment Bonds Series 2014 (NR/NR)
1,545,000	5.250		11/01/2035	1,545,722
New Port Tampa Bay Community Development District Special Assessment Bonds Series 2021 (NR/NR)
500,000	3.500		05/01/2031	471,657
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/NR)
10,000	3.125	(c)	05/01/2025	9,990
30,000	3.500	(c)	05/01/2031	28,391
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/A)
125,000	3.500	(c)	05/01/2026	123,882
130,000	3.500	(c)	05/01/2027	128,145
135,000	3.500	(c)	05/01/2028	132,797
140,000	3.500	(c)	05/01/2029	136,626

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/A) – (continued)
$700,000	3.500	%(c)	05/01/2038	$607,380
Normandy Community Development District City of Jacksonville Florida Capital Improvement RB Series 2024 Assessment Area One (NR/NR)
675,000	4.625	(c)	05/01/2031	665,046
North Ar-1 of Pasco Community Development District Pasco County Florida Capital Improvement RB Series 2024A Assessment Area Five (NR/NR)
740,000	4.875		05/01/2031	741,890
700,000	5.750		05/01/2044	702,006
North AR-1 Pasco Community Development District Capital Improvement RB for Assessment Area Four Series 2024 (NR/NR)
305,000	4.625		05/01/2031	305,321
405,000	5.450		05/01/2044	403,632
North AR-1 Pasco Community Development District Special Assessment Bonds Series 2021 (NR/NR)
135,000	2.625		05/01/2026	132,811
280,000	3.125		05/01/2031	259,312
North Loop Community Development District (City of Punta Gorda, Florida) Special Assessment Bonds, Series 2023 (NR/NR)
250,000	5.625		05/01/2030	256,471
525,000	6.375		05/01/2043	556,776
North Miami FLA Community Redevelopment Agency Redevelopment RB 2024 (NR/A)
595,000	5.000		03/01/2027	613,108
200,000	5.000		03/01/2028	208,786
600,000	5.000		03/01/2029	633,104
425,000	5.000		03/01/2032	456,190
455,000	5.000		03/01/2033	489,524
565,000	5.000		03/01/2034	609,177
585,000	5.000		03/01/2038	615,491
1,000,000	5.000		03/01/2040	1,041,244
1,000,000	5.000		03/01/2041	1,029,508
1,000,000	5.000		03/01/2042	1,020,585
685,000	5.000		03/01/2043	694,352
North Park Isle Community Development District Special Assessment RB Series 2021 (NR/NR)
185,000	2.450		11/01/2026	180,211
670,000	3.000		11/01/2031	614,164
North Powerline Road Community Development District Special Assessment Bonds Series 2022 (NR/NR)
210,000	5.250	(c)	05/01/2032	214,343
North Powerline Road Community Development District Special Assessment Series 2020 (NR/NR)
135,000	2.625		05/01/2025	134,799
495,000	3.125		05/01/2030	468,034
430,000	3.625		05/01/2040	370,848
North Sumter County Utility Dependent District RB for Central Sumter Utility Series 2019 (BAM) (NR/AA)
655,000	5.000		10/01/2030	702,223
575,000	5.000		10/01/2031	613,176
1,025,000	5.000		10/01/2033	1,080,190
1,205,000	5.000		10/01/2034	1,265,148
1,000,000	5.000		10/01/2036	1,045,609
1,975,000	5.000		10/01/2037	2,059,979

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

North Sumter County Utility Dependent District RB for Central Sumter Utility Series 2019 (BAM) (NR/AA) – (continued)
$2,075,000	5.000%		10/01/2038	$2,153,570
2,180,000	5.000		10/01/2039	2,276,005
2,630,000	5.000		10/01/2044	2,705,152
Ocala Preserve Community Development District Capital Improvement RB Series 2023 (NR/NR)
280,000	4.875		05/01/2030	283,643
Old Hickory Community Development District Special Assessment Bonds Series 2020 (NR/NR)
60,000	2.500		06/15/2025	59,800
300,000	3.000		06/15/2030	284,762
315,000	4.000		06/15/2040	283,886
Orange Blossom Groves Community Development District Special Assessment Bonds Series 2023 (NR/NR)
350,000	4.250		06/15/2030	352,826
585,000	5.250		06/15/2043	596,058
Orange Blossom Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
825,000	4.100		05/01/2029	822,715
Orange County Health Facilities Authority Hospital RB Orlando Health Obligated Group Series 2025A (NR/A+)
7,750,000	4.500		10/01/2056	7,427,841
Orlando Utilities Commission RB Series 2021 B (Aa2/AA)
4,325,000	1.250	(a)(b)	10/01/2046	3,874,747
Osceola Chain Lakes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
350,000	3.500		05/01/2030	330,134
Osceola County Expressway System Senior Lien Convertible Capital Appreciation RB Series 2014B-2 (NR/NR)
5,000,000	6.150	(d)	10/01/2031	5,828,983
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2016 (NR/NR)
3,270,000	5.875		11/01/2037	3,355,665
3,490,000	6.000		11/01/2047	3,563,202
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2018 (NR/NR)
525,000	4.875	(c)	11/01/2028	533,167
Osceola County Transportation Improvement & Refunding RB Series 2019A-1 (NR/BBB+)
400,000	5.000		10/01/2026	408,919
Osceola Village Center Community Development District Special Assessment Bond Series 2021 (NR/NR)
80,000	2.375	(c)	05/01/2026	78,501
180,000	2.875	(c)	05/01/2031	164,152
365,000	3.300	(c)	05/01/2041	290,543
Pacific Ace Community Development District Special Assessment Bonds for Assessment Area Two Series 2024 (NR/NR)
505,000	5.200		05/01/2044	500,255
Paddocks Community Development District Capital Improvement RB Series 2024 (NR/NR)
580,000	4.250	(c)	05/01/2031	571,805
1,025,000	5.125	(c)	05/01/2044	984,755
Palermo Community Development District Lee County Florida Special Assessment Bonds Series 2025 Assessment Area Two (NR/NR)
250,000	4.375		06/15/2032	246,963

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Palermo Community Development District Special Assessment Bonds Series 2023 (NR/NR)
$525,000	4.125%		06/15/2030	$526,263
950,000	5.000		06/15/2043	947,055
Palm Beach County Educational Facilities Authority RB Palm Beach Atlantic University, Inc. Series 2024 (NR/NR)
4,000,000	5.000		10/01/2034	4,177,702
1,810,000	5.000		10/01/2043	1,791,071
3,280,000	5.250		10/01/2053	3,238,422
Palm Beach County Health Facilities Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2020 B (NR/NR)
250,000	4.000		11/15/2041	236,274
1,030,000	5.000		11/15/2042	1,051,418
Palm Beach County Health Facilities Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 B (NR/NR)
2,300,000	4.000		05/15/2053	1,906,151
1,825,000	5.000		05/15/2053	1,737,561
Palm Beach County Health Facilities Authority RB Refunding for Lifespace Communities, Inc. Obligated Group Series 2021 C (NR/NR)
615,000	4.000		05/15/2030	610,152
8,190,000	4.000		05/15/2036	7,784,737
Palm Beach County Health Facilities Authority RB Refunding for Lifespace Communities, Inc. Series 2023 C (NR/NR)
945,000	7.500		05/15/2053	1,052,902
Palm Coast Park Community Development District Special Assessment Bond for Somerset at Palm Coast Park, Series 2023 (NR/NR)
820,000	4.700		05/01/2033	827,169
400,000	5.400		05/01/2043	404,470
Palm Coast Park Community Development District Special Assessment Bonds Series 2021 (NR/NR)
275,000	2.800		05/01/2031	248,746
730,000	3.125		05/01/2041	565,242
Palm Coast Park Community Development District Special Assessment for Assessment Area One Series 2019 (NR/NR)
45,000	3.400		05/01/2025	44,967
245,000	3.750		05/01/2030	237,159
965,000	4.150		05/01/2040	878,042
Palm Gate Community Development District City of Florida City Florida Special Assessment Bonds Series 2025 (NR/NR)
965,000	4.375		06/15/2032	954,443
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (NR/A)
215,000	3.500		11/01/2025	214,489
225,000	3.500		11/01/2026	223,929
230,000	3.500		11/01/2027	228,264
240,000	3.500		11/01/2028	236,669
Palm Glades Community Development District Special Assessment Bonds Series 2020 (NR/NR)
785,000	4.000	(c)	05/01/2050	646,788
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (NR/A)
350,000	3.750		05/01/2031	341,368
1,045,000	4.000		05/01/2036	1,016,952
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2017 (NR/BBB-)
160,000	4.000		05/01/2027	159,955

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Palm Glades Community Development District Special Assessment Refunding Bonds Series 2017 (NR/BBB-) – (continued)
$3,575,000	5.000%	05/01/2039	$3,589,638
Park East Community Development District Special Assessment Bonds Series 2021 (NR/NR)
655,000	2.875	11/01/2031	584,698
1,150,000	3.150	11/01/2041	885,662
Parker Pointe Community Development District Miami-Dade County Florida Special Assessment Bonds Series 2024 (NR/NR)
700,000	5.500	05/01/2044	694,385
Parkland Preserve Community Development District Special Assessment RB Series 2019 A (NR/NR)
465,000	4.750	05/01/2030	470,273
Parkview at Long Lake Ranch Community Development District Special Assessment Series 2020 (NR/NR)
625,000	3.125	05/01/2030	585,782
800,000	3.750	05/01/2040	684,406
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (NR/A-)
345,000	4.250	05/01/2031	341,106
1,030,000	4.500	05/01/2038	977,355
Parkway Center Community Development District Special Assessment Refunding Series 2018-1 (NR/A-)
265,000	4.000	05/01/2026	266,135
275,000	4.000	05/01/2027	277,106
285,000	4.125	05/01/2028	288,511
Parrish Lakes Community Development District Capital Improvement RB for Special Assessment Area Two Series 2023A (NR/NR)
355,000	4.625	05/01/2030	356,189
515,000	5.375	05/01/2043	516,214
Parrish Lakes Community Development District Capital Improvement RB Series 2023 (NR/NR)
300,000	4.000	05/01/2030	296,460
Parrish Lakes Community Development District Manatee County Florida Capital Improvement RB Series 2024 Assessment Area Three (NR/NR)
470,000	5.000	05/01/2031	467,848
770,000	5.500	05/01/2044	755,842
Parrish Lakes II Community Development District Capital Improvement RB for Assessment Area One Series 2024 (NR/NR)
1,330,000	4.250	05/01/2031	1,311,904
Parrish Plantation Community Development District Manatee County Florida Special Assessment RB Series 2024 Assessment Area Four Project (NR/NR)
250,000	5.625	05/01/2044	253,297
Parrish Plantation Community Development District Manatee County Florida Special Assessment RB Series 2024 Assessment Area Three Project (NR/NR)
375,000	4.875	05/01/2031	377,646
700,000	5.800	05/01/2044	713,900
Parrish Plantation Community Development District Special Assessment Bonds Series 2021 (NR/NR)
130,000	2.500	05/01/2026	127,910
335,000	3.125	05/01/2031	312,623

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Pasadena Ridge Community Development District Capital Improvement RB for Assessment Area One Series 2024 (NR/NR)
$665,000	4.350%		05/01/2031	$658,758
Pasco Community Development District Capital Improvement RB Series 2021A (NR/NR)
210,000	3.250		05/01/2031	195,866
720,000	3.550		05/01/2041	593,982
Pasco County Capital Improvement Cigarette Tax Allocation Bonds Series 2023A (AGM) (A1/AA)
480,000	5.250		09/01/2035	527,145
500,000	5.250		09/01/2036	546,900
250,000	5.500		09/01/2037	276,218
210,000	5.500		09/01/2038	230,065
3,665,000	5.750		09/01/2054	3,942,365
Paseo Community Development District Capital Improvement RB Refunding Series 2018 (NR/A-)
475,000	4.000		05/01/2026	476,132
515,000	4.000		05/01/2028	519,484
1,315,000	4.500		05/01/2031	1,316,739
Peace Creek Community Development District City of Winter Haven Florida Special Assessment Bonds Series 2025 Assessment Area Two (NR/NR)
910,000	5.450		05/01/2045	895,414
Peace Creek Community Development District Special Assessment Bonds Series 2023 (NR/NR)
455,000	4.250		06/15/2030	455,789
Peace Creek Village Community Development District City of Winter Haven Florida Special Assessment Bonds Series 2025 (NR/NR)
345,000	4.500	(c)	05/01/2032	342,649
500,000	5.600	(c)	05/01/2045	492,082
Peace Crossing Community Development District Special Assessment RB for Assessment Area One Series 2024 (NR/NR)
800,000	5.000		05/01/2031	790,170
Pentathlon Community Development District Special Assessment Revenue Refunding Series 2012 (NR/A-)
1,330,000	4.500		11/01/2033	1,330,256
Pine Isle Community Development District Special Assessment Bonds Series 2021 (NR/NR)
225,000	3.000	(c)	12/15/2031	212,961
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-1 (AGM) (NR/AA)
545,000	2.000		05/01/2028	505,407
555,000	2.000		05/01/2029	501,199
565,000	2.125		05/01/2030	496,032
1,000,000	2.625		05/01/2034	830,534
990,000	2.800		05/01/2037	783,509
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-2 (NR/NR)
145,000	2.750		05/01/2025	144,818
Pinellas County Industrial Development Authority RB for Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project Series 2019 (NR/NR)
1,600,000	5.000		07/01/2029	1,618,662
Portico Community Development District Special Assessment Bonds Series 2020-2 (NR/NR)
20,000	2.875		05/01/2025	19,974

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Portico Community Development District Special Assessment Bonds Series 2020-2 (NR/NR) – (continued)
$170,000	3.250%		05/01/2031	$158,559
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR)
435,000	2.800		05/01/2025	434,409
3,320,000	3.200		05/01/2031	3,096,214
1,870,000	3.500		05/01/2037	1,634,658
Preserve at Savannah Lakes Community Development District Special Assessment Bonds Phase 1 Series 2024 (NR/NR)
250,000	4.600		05/01/2031	250,830
Preserve at South Branch Community Development District Special Assessment Phase 1 Series 2018 (NR/NR)
235,000	4.750		11/01/2029	240,047
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
555,000	3.500		11/01/2030	542,309
Preserve at South Branch Community Development District Special Assessment Phase 3 Series 2021 (NR/NR)
110,000	2.500		05/01/2026	108,518
Preston Cove Community Development District Special Assessment RB Series 2022 (NR/NR)
310,000	3.250		05/01/2027	304,523
1,820,000	4.000		05/01/2042	1,581,172
Prosperity Lakes Community Development District (Manatee County, Florida) Special Assessment Bonds, Series 2023 (Assessment Area One) (NR/NR)
690,000	5.875		12/15/2043	726,368
Quail Roost Community Development District Special Assessment for Expansion Area Project Series 2021 (NR/NR)
60,000	2.200		12/15/2026	58,327
485,000	2.700		12/15/2031	442,734
730,000	3.125		12/15/2041	573,156
Ranches At Lake Mcleod Community Development District Polk County Florida Special Assessment Bonds Series 2025 Assessment Area Two (NR/NR)
300,000	4.250		06/15/2030	299,256
370,000	4.550		06/15/2035	365,964
600,000	5.450		06/15/2045	595,659
Ranches at Lake Mcleod Community Development District Polk County, Florida Special Assessment Bonds, Series 2023 Assessment Area One (NR/NR)
625,000	5.250		06/15/2043	632,194
Randal Park Community Development District Randal Walk Special Assessment RB Series 2018 (NR/NR)
185,000	4.500	(c)	05/01/2029	186,496
Randal Park Community Development District Special Assessment RB Series 2015 (NR/NR)
90,000	4.250		11/01/2025	90,098
Regal-Village Community Development District Capital Improvement Revenue Bonds Series 2024 (NR/NR)
370,000	4.250		05/01/2031	368,076
Reserve at Van Oaks Community Development District City of Auburndale, Florida Special Assessment Bonds, Series 2023 Project (NR/NR)
670,000	5.125		05/01/2043	676,462

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Reunion East Community Development District Special Assessment Refunding Bonds for Osceola County Series 2015A (NR/NR)
$165,000	5.000%		05/01/2025	$165,224
Reunion West Community Development District Special Assessment Bonds for Assessment Area 5 Project Series 2019 (NR/NR)
425,000	4.000		05/01/2030	420,559
Reunion West Community Development District Special Assessment Refunding Bonds Series 2022 (NR/NR)
1,150,000	3.000		05/01/2036	1,000,609
Rhodine Road North Community Development District Special Assessment Bonds Series 2019 (NR/NR)
405,000	4.000		05/01/2030	405,908
615,000	4.500		05/01/2040	594,823
610,000	4.750		05/01/2050	569,859
Rhodine Road North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
190,000	3.000		05/01/2032	177,558
400,000	3.300		05/01/2042	324,679
Ridge at Apopka Community Development District Special Assessment Bonds for Parcel Two Project Series 2023 (NR/NR)
290,000	4.750		05/01/2030	293,093
Ridge at Apopka Community Development District Special Assessment Bonds Series 2022 (NR/NR)
280,000	4.750		05/01/2027	282,404
700,000	5.000		05/01/2032	723,386
Ridge at Health Brook Community Development District Capital Improvement RB Series 2023 (NR/NR)
120,000	4.375		05/01/2030	120,379
270,000	5.250		05/01/2043	272,502
River Bend Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (NR/A-)
2,390,000	4.000		05/01/2031	2,384,405
890,000	4.000		05/01/2035	871,907
River Glen Community Development District Special Assessment Bond for Assessment Area Two Series 2021 (NR/NR)
295,000	2.375		05/01/2026	289,290
600,000	3.000		05/01/2031	553,229
River Hall Community Development District (Lee County, Florida) Capital Improvement RB Series 2024 (Assessment Area 5) (NR/NR)
675,000	4.550	(c)	05/01/2031	671,166
River Hall Community Development District (Lee County, Florida) Capital Improvement RB, Series 2023A (Assessment Area 4) (NR/NR)
700,000	6.250		05/01/2043	736,184
River Hall Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
155,000	2.750		05/01/2025	154,777
690,000	3.250		05/01/2031	644,959
River Hall Community Development District Special Assessment Refunding Bonds Series 2021 A-2 (NR/NR)
80,000	3.000		05/01/2026	79,000
890,000	3.000		05/01/2031	820,175
885,000	3.000		05/01/2036	746,471

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

River Landing Community Development District Pasco County Florida Capital Improvement RB Series 2025 (NR/NR)
$635,000	5.200%		05/01/2045	$623,845
River Landing Community Development District Special Assessment Series 2020 A (NR/NR)
70,000	3.000		05/01/2025	69,926
470,000	3.600		05/01/2030	450,338
Rivers Edge II Community Development District Special Assessment Bond Series 2021 (NR/NR)
100,000	2.400		05/01/2026	98,143
200,000	3.000		05/01/2031	183,907
Rivers Edge III Community Development District Special Assessment Bond Series 2021 (NR/NR)
125,000	2.400	(c)	05/01/2026	122,704
300,000	3.000	(c)	05/01/2031	275,861
Riverwalk Community Development District City of Orlando Florida Special Assessment Bonds Series 2024 (NR/NR)
1,000,000	5.500		05/01/2044	1,007,174
Riverwalk Community Development District City of Orlando Florida Special Assessment Bonds Series 2025 (NR/NR)
300,000	4.375	(c)	05/01/2035	294,256
500,000	5.200	(c)	05/01/2045	490,613
Rivington Community Development District Special Assessment RB Series 2022 (NR/NR)
4,065,000	4.000		05/01/2052	3,284,214
Rolling Hills Community Development District Capital Improvement and Refunding Bonds Series 2022A-2 (NR/NR)
800,000	3.650		05/01/2032	752,937
Rolling Hills Community Development District Capital Improvement RB Series 2022A-1 (NR/NR)
965,000	3.750		05/01/2042	800,593
Rolling Oaks Community Development District Special Assessment Bonds Series 2022 (NR/NR)
170,000	5.625	(c)	05/01/2029	172,402
830,000	6.250	(c)	05/01/2042	864,905
Rookery Community Development District City of Green Cove Springs Florida Capital Improvement RB Series 2024 Assessment Area One (NR/NR)
410,000	4.250		05/01/2031	404,207
1,000,000	5.000		05/01/2044	956,309
Rustic Oaks Community Development District Capital Improvement RB Series 2022 (NR/NR)
615,000	2.850		05/01/2027	595,107
1,100,000	3.200		05/01/2032	1,007,566
Rutland Ranch Community Development District Special Assessment Bonds Series 2021 (NR/NR)
410,000	3.400		11/01/2041	331,357
Rye Crossing Community Development District Capital Improvement RB Series 2023 (NR/NR)
820,000	5.000		05/01/2043	816,299
Rye Crossing Community Development District Manatee County Florida Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
310,000	4.200		05/01/2031	305,613
750,000	5.000		05/01/2044	721,562
Rye Ranch Community Development District (Manatee County, Florida) Special Assessment Bonds, Series 2023 (Pod A 2023 Project Area) (NR/NR)
235,000	5.700		05/01/2030	241,166

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Rye Ranch Community Development District (Manatee County, Florida) Special Assessment Bonds, Series 2023 (Pod A 2023 Project Area) (NR/NR) – (continued)
$1,000,000	6.500%		05/01/2043	$1,067,890
Rye Ranch Community Development District Special Assessment Bonds for Assessment Area One, Series 2023 (NR/NR)
660,000	5.750	(c)	11/01/2043	671,659
Sabal Palm Community Development District Broward County Florida Special Assessment Refunding Bonds Series 2024 (NR/NR)
1,625,000	5.000		05/01/2044	1,615,381
Saddle Creek Preserve of Polk County Community Development District Special Assessment Bonds Series 2020 (NR/NR)
120,000	2.500		06/15/2025	119,558
320,000	3.000		06/15/2030	304,180
290,000	4.000		06/15/2040	267,204
Saddle Creek Preserve of Polk County Community Development District Special Assessment Bonds Series 2022 (NR/NR)
165,000	2.625		12/15/2027	158,924
355,000	3.100		12/15/2032	329,152
Saltleaf Community Development District Lee County Florida Capital Improvement RB Series 2024 (NR/NR)
450,000	4.750		05/01/2031	448,629
Saltmeadows Community Development District Special Assessment Bonds Series 2022 (NR/NR)
585,000	5.250		05/01/2042	587,067
Sampson Creek Community Development District Special Assessment Bonds Series 2020 (AGM) (NR/AA)
670,000	2.375		05/01/2035	541,075
1,425,000	2.625		05/01/2040	1,054,720
San Simeon Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,000,000	3.750	(c)	06/15/2031	958,844
Sandmine Road Community Development District Special Assessment Bonds Series 2021 (NR/NR)
450,000	3.000		11/01/2031	426,547
1,100,000	3.300		11/01/2041	934,026
Sandmine Road Community Development District Special Assessment Bonds Series 2022 (NR/NR)
500,000	5.750		11/01/2042	520,310
Sarasota County Public Hospital District Fixed Rate Hospital RB Series 2018 (A1/NR)
2,520,000	4.000		07/01/2048	2,241,141
Savanna Lakes Community Development District Lee County Florida Special Assessment Bonds Series 2024 Assessment Area Two (NR/NR)
625,000	5.250		06/15/2044	617,112
Savanna Lakes Community Development District Lee County, Florida Special Assessment Bonds, Series 2023 Assessment Area One (NR/NR)
815,000	5.125	(c)	06/15/2043	821,423
Sawgrass Village Community Development District (Manatee County, Florida) Special Assessment Bonds, Series 2023 (Assessment Area Two) (NR/NR)
350,000	5.250		11/01/2030	356,311
Sawgrass Village Community Development District Manatee County Florida Special Assessment Bonds Series 2024 Assessment Area Three (NR/NR)
300,000	4.700	(c)	05/01/2031	300,271

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Sawgrass Village Community Development District Manatee County Florida Special Assessment Bonds Series 2024 Assessment Area Three (NR/NR) – (continued)
$700,000	5.550	%(c)	05/01/2044	$698,467
Sawgrass Village Community Development District Manatee County, Florida Special Assessment Bonds, Series 2023 Series 2023 Project (NR/NR)
525,000	4.875		05/01/2030	529,032
1,260,000	5.500		05/01/2043	1,270,732
Sawgrass Village Community Development District Special Assessment Bonds Series 2023 (Assessment Area Two) (NR/NR)
1,100,000	6.125		11/01/2043	1,145,837
Scenic Highway Community Development District Special Assessment Series 2020 (NR/NR)
170,000	2.750		05/01/2025	169,778
465,000	3.250		05/01/2030	448,676
560,000	3.750		05/01/2040	497,494
Scenic Terrace North Community Development District Special Assessment Bonds Series 2023 (NR/NR)
455,000	5.125		05/01/2030	460,212
Scenic Terrace South Community Development District (Town of Lake Hamilton, Florida) Special Assessment Bonds, Series 2023 (Series 2023 Project) (NR/NR)
400,000	6.500		11/01/2043	422,339
Scenic Terrace South Community Development District Special Assessment Bonds Series 2022 (NR/NR)
250,000	3.750		05/01/2027	247,807
540,000	4.125		05/01/2032	527,712
1,190,000	4.500		05/01/2042	1,098,284
Seagrove Community Development District St. Lucie County Florida Special Assessment Bonds Series 2024 (NR/NR)
980,000	4.250		06/15/2031	968,008
785,000	4.875		06/15/2044	756,463
Seaton Creek Reserve Community Development District City of Jacksonville, Florida Special Assessment Bonds, Series 2023 Assessment Area One (NR/NR)
725,000	5.250	(c)	06/15/2043	734,802
Sedona Point Community Development District Miami-Dade County, Florida Special Assessment Bonds, Series 2023 2023 Project (NR/NR)
600,000	5.000		06/15/2043	603,344
Seminole Improvement District Utilities RB for City of Westlake Series 2022 (NR/NR)
300,000	4.400		10/01/2027	300,768
550,000	5.000		10/01/2032	557,785
Seminole Palms Community Development District City of Palm Coast Florida Special Assessment Bonds Series 2024 Assessment Area Two (NR/NR)
1,250,000	5.200	(c)	05/01/2044	1,206,206
Seminole Palms Community Development District City of Palm Coast, Florida Special Assessment Bonds, Series 2023 2023 Project Area (NR/NR)
965,000	5.500		05/01/2043	980,809
Shadowlawn Community Development District Special Assessment Revenue Bonds Series 2024 (NR/NR)
3,300,000	4.700		05/01/2034	3,275,512

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Shell Point Community Development District Special Assessment Bonds Series 2019 (NR/NR)
$735,000	4.500	%(c)	11/01/2029	$739,612
Sherwood Manor Community Development District Special Assessment RB Series 2023 (NR/NR)
395,000	4.625		05/01/2030	398,333
725,000	5.500		05/01/2043	740,228
Shingle Creek at Bronson Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,000,000	3.500		06/15/2041	875,606
Shingle Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,895,000	4.000		05/01/2029	1,889,742
5,000,000	4.750		05/01/2039	4,884,847
Siena North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
160,000	3.300		06/15/2032	147,601
450,000	4.000		06/15/2042	391,704
Silver Oaks Community Development District Special Assessment Bonds Series 2024 (NR/NR)
1,000,000	5.550		05/01/2044	1,004,313
Silver Palms West Community Development District Special Assessment Bonds Series 2022 (NR/NR)
900,000	3.000		06/15/2032	822,677
1,905,000	3.250		06/15/2042	1,588,820
Silverlake Community Development District Special Assessment Bonds Series 2023 (NR/NR)
695,000	5.375		05/01/2043	706,673
Six Mile Creek Community Development District Capital Improvement & Refunding RB Series 2021 (NR/NR)
120,000	2.500		05/01/2026	117,798
325,000	3.100		05/01/2031	301,215
Six Mile Creek Community Development District Special Assessment for Assessment Area 3 Phase 1 Series 2021 (NR/NR)
155,000	2.500		05/01/2026	152,524
710,000	3.000		05/01/2031	654,297
Six Mile Creek Community Development District Special Assessment Refunding for Area 2 Phase 3A Project Series 2020 (NR/NR)
70,000	3.125		11/01/2025	69,675
495,000	3.625		11/01/2031	485,598
300,000	4.125		11/01/2040	283,072
Six Mile Creek Community Development District St. Johns County Florida Capital Improvement RB Series 2024 (NR/NR)
550,000	5.100		05/01/2044	527,417
Six Mile Creek Community Development District St. Johns County, Florida Capital Improvement RB, Series 2023 2023 Project Area (NR/NR)
1,100,000	5.500		05/01/2043	1,120,922
Solaeris Community Development District St. Lucie County Florida Special Assessment Bonds Series 2024 (NR/NR)
500,000	5.200		05/01/2031	502,353
Somerset Bay Community Development District Hernando County Florida Capital Improvement RB Series 2024 Assessment Area One (NR/NR)
950,000	5.625	(c)	05/01/2044	941,907

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Sorrento Pines Community Development District Lake County, Florida Special Assessment Bonds, Series 2023 Assessment Area One (NR/NR)
$700,000	5.250%		05/01/2043	$709,725
South Creek Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
120,000	2.375		06/15/2026	117,808
175,000	2.875		06/15/2031	163,838
475,000	3.250		06/15/2041	384,477
South Fork East Community Development District Capital Improvement RB Refunding Series 2017 (NR/BBB)
445,000	3.450		05/01/2025	444,498
465,000	3.625		05/01/2026	461,310
975,000	4.125		05/01/2036	923,186
South Fork III Community Development District Parcels V and W Special Assessment Bonds Series 2019 (NR/NR)
730,000	4.500	(c)	11/01/2029	736,034
South Fork III Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
590,000	4.625		05/01/2029	596,198
South Kendall Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
370,000	3.000		11/01/2025	366,828
Southern Groves Community Development District No. 5 Special Assessment Bond Series 2021 (NR/NR)
185,000	2.400		05/01/2026	181,985
Southern Groves Community Development District No. 5 Special Assessment Refunding Series 2019 (NR/NR)
300,000	3.250		05/01/2029	287,728
Southern Groves Community Development District No. 5 Special Assessment Series 2020 (NR/NR)
35,000	3.375		05/01/2025	34,975
610,000	4.000		05/01/2030	612,861
330,000	4.300		05/01/2040	317,291
300,000	4.500		05/01/2046	281,015
Southshore Bay Community Development District Hillsborough County Florida Capital Improvement Revenue Bonds Series 2024 Assessment Area Two (NR/NR)
580,000	5.375		05/01/2044	570,237
Springs at Lake Alfred Community Development District Special Assessment Bonds Series 2024 (NR/NR)
470,000	4.375		05/01/2031	469,175
St. Johns County Industrial Development Authority RB Refunding for Life Care Ponte Vedra Obligated Group Obligated Group Series 2021 A (NR/NR)
900,000	4.000		12/15/2036	807,560
St. Johns County Water & Sewer RB Series 2022 (Aa2/AAA)
7,065,000	5.000		06/01/2047	7,448,237
St. Johns County, Florida Water and Sewer RB, Series 2022 (Aa2/AAA)
14,955,000	5.000		06/01/2052	15,617,341
State of Florida State Board of Education Public Education Capital Outlay Refunding Bonds 2024 Series A (Aaa/AAA)
3,645,000	5.000		06/01/2026	3,740,962
Stellar North Community Development District Special Assessment Bonds Series 2021 (NR/NR)
95,000	2.450		05/01/2026	93,207

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Stillwater Community Development District Special Assessment Bonds Series 2021 (NR/NR)
$155,000	2.375	%(c)	06/15/2026	$151,724
Stillwater Community Development District St. Johns County Florida Special Assessment Bonds Series 2021 (NR/NR)
100,000	3.000	(c)	06/15/2031	91,713
Stonebrier Community Development District Special Assessment Refunding Series 2016 (NR/A-)
280,000	3.000		05/01/2025	279,816
290,000	3.000		05/01/2026	288,500
Stonewater Community Development District Special Assessment RB Series 2021 (NR/NR)
460,000	3.000	(c)	11/01/2032	413,167
585,000	3.300	(c)	11/01/2041	466,874
Stoneybrook North Community Development District Capital Improvement Revenue Refunding Bonds Series 2022 (NR/NR)
755,000	6.375		11/01/2052	810,446
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
500,000	4.000		06/15/2030	502,334
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2023 (NR/NR)
825,000	5.375		06/15/2043	857,052
Stoneybrook South Community Development District Special Assessment Series 2020 (NR/NR)
145,000	2.500	(c)	12/15/2025	143,588
500,000	3.000	(c)	12/15/2030	479,330
1,000,000	3.500	(c)	12/15/2040	892,427
Storey Creek Community Development District Special Assessment Bonds for Assessment Area One Project Series 2019 (NR/NR)
500,000	3.625		12/15/2030	481,530
870,000	4.000		12/15/2039	791,325
Storey Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
55,000	3.125		12/15/2025	54,633
Storey Creek Community Development District Special Assessment Bonds Series 2022 (NR/NR)
220,000	4.300		06/15/2027	221,114
Storey Creek Community Development District Special Assessment Bonds Series 2024 (NR/NR)
300,000	4.450		06/15/2031	302,265
545,000	5.250		06/15/2044	551,490
Storey Drive Community Development District Special Assessment Bonds Series 2022 (NR/NR)
250,000	3.000		06/15/2032	225,351
1,000,000	3.250		06/15/2042	780,657
Storey Park Community Development District Special Assessment Bonds for Assessment Area Four Project Series 2021 (NR/NR)
125,000	2.375	(c)	06/15/2026	122,861
225,000	2.875	(c)	06/15/2031	212,783
275,000	3.300	(c)	06/15/2041	238,267
Storey Park Community Development District Special Assessment Bonds for City of Orlando Series 2022 (NR/NR)
85,000	4.250		06/15/2027	85,209
260,000	4.500		06/15/2032	263,229
585,000	5.000		06/15/2042	586,252

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Stuart Crossing Community Development District Special Assessment Bonds Series 2024 (NR/NR)
$545,000	5.250	%(c)	05/01/2044	$539,256
Summer Woods Community Development District Special Assessment Bonds Series 2021 (NR/NR)
275,000	3.150		05/01/2031	254,905
650,000	3.450		05/01/2041	530,432
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2020 (NR/NR)
75,000	3.000		05/01/2025	74,918
455,000	3.300		05/01/2031	425,114
750,000	3.750		05/01/2040	643,050
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/NR)
75,000	2.400		05/01/2026	73,723
160,000	3.000		05/01/2031	151,038
Summerstone Community Development District Special Assessment Bond for Phase Two Series 2021 (NR/NR)
375,000	2.750	(c)	05/01/2031	352,662
700,000	3.150	(c)	05/01/2041	589,414
Summerstone Community Development District Special Assessment Series 2020 (NR/NR)
165,000	3.250		05/01/2030	160,614
Sunbridge Stewardship District Special Assessment RB for Weslyn Park Project Series 2022 (NR/NR)
340,000	4.200		05/01/2027	340,124
460,000	4.600		05/01/2032	461,796
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-1 (AGM) (NR/AA)
395,000	2.500		05/01/2029	370,008
710,000	2.875		05/01/2033	627,296
1,430,000	3.000		05/01/2038	1,169,569
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
675,000	3.500		05/01/2029	659,558
Talis Park Community Development District Capital Improvement RB Refunding Senior Series 2016 A-1 (NR/A+)
195,000	3.000		05/01/2025	194,758
200,000	3.000		05/01/2026	197,416
1,120,000	3.500		05/01/2031	1,066,009
1,355,000	4.000		05/01/2036	1,292,151
Tamarindo Community Development District Special Assessment Bonds Series 2021 (NR/NR)
160,000	2.375		05/01/2026	156,936
285,000	3.000		05/01/2031	261,782
Tampa Bay Water Utility System Refunding RB Series 2015A (Aa1/AA+)
7,090,000	4.000		10/01/2028	7,108,041
Tapestry Community Development District Special Assessment RB Series 2016 (NR/NR)
1,115,000	4.800		05/01/2036	1,115,407
Tern Bay Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,655,000	3.400		06/15/2032	1,544,542

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Terreno Community Development District Collier County, Florida Special Assessment Bonds Series 2025 (NR/NR)
$375,000	4.550%		05/01/2032	$375,504
Terreno Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,415,000	5.000		05/01/2043	1,406,954
The School Board of Sumter County Florida Certificates of Participation Series 2024 (AGM) (NR/AA)
3,100,000	5.250		01/01/2049	3,302,925
Timber Creek Southwest Community Development District Special Assessment Bonds for Assessment Area Two Project Series 2021 (NR/NR)
270,000	2.350		12/15/2026	262,355
750,000	3.000		12/15/2031	684,476
2,000,000	3.300		12/15/2041	1,609,485
Tison’s Landing Community Development District Special Assessment RB Refunding & Improvement Bonds Senior Series 2016 A-1 (NR/A+)
205,000	3.000		05/01/2027	201,106
210,000	3.125		05/01/2028	205,335
230,000	3.375		05/01/2032	216,577
Tohoqua Community Development District Special Assessment Phase 4A/5A Project Series 2021 (NR/NR)
735,000	3.600		05/01/2041	629,858
Tolomato Community Development District City of Jacksonville Duval County and St. Johns County Florida Special Assessment Refunding Bonds Series 2022A (AGM) (NR/AA)
6,735,000	4.000		05/01/2040	6,446,788
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 A-2 (NR/NR)
330,000	5.200	(c)	05/01/2028	335,809
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 B-2 (NR/NR)
300,000	4.625		05/01/2028	303,042
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-1 (AGM) (NR/AA)
4,690,000	3.000		05/01/2033	4,363,824
5,280,000	3.000		05/01/2037	4,693,311
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
755,000	3.850		05/01/2029	752,055
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 B (AGM) (NR/AA)
2,025,000	3.000		05/01/2033	1,879,855
4,920,000	3.000		05/01/2040	4,155,666
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 C (NR/NR)
2,965,000	3.750	(c)	05/01/2029	2,939,047
Toscana Isles Community Development District Special Assessment RB Series 2018 (NR/NR)
1,600,000	5.000		11/01/2029	1,628,898
95,000	5.375		11/01/2039	97,619
Touchstone Community Development District Special Assessment Bonds Series 2018 (NR/NR)
410,000	4.250	(c)	06/15/2028	410,918

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Touchstone Community Development District Special Assessment Bonds Series 2019 (NR/NR)
$65,000	3.125%		12/15/2025	$64,482
735,000	3.625		12/15/2031	693,432
450,000	4.000		12/15/2040	394,283
Town of Davie RB Refunding for Nova Southeastern University, Inc. Series 2018 (A3/A-)
750,000	5.000		04/01/2030	783,259
650,000	5.000		04/01/2031	676,573
10,430,000	5.000		04/01/2048	10,517,031
Town of Davie, Florida Educational Facilities Revenue and Refunding Bonds (Nova Southeastern University Project), Series 2018 (A3/A-)
550,000	5.000		04/01/2032	570,503
Town of Palm Beach GO Bonds for Underground Utility Project Series 2018 (Aaa/AAA)
2,000,000	4.000		07/01/2043	1,952,040
7,000,000	4.000		07/01/2047	6,498,406
Towne Park Community Development District Special Assessment Area 3B Project Series 2019 (NR/NR)
360,000	4.000		05/01/2030	356,238
595,000	4.375		05/01/2039	564,685
Towne Park Community Development District Special Assessment Area 3D Project Series 2020 (NR/NR)
415,000	3.125	(c)	05/01/2030	396,227
475,000	3.625	(c)	05/01/2040	416,126
Towns at Woodsdale Community Development District Pasco County Capital Improvement RB, Series 2023 (NR/NR)
645,000	6.125	(c)	11/01/2043	672,773
Tradition Community Development District No. 9 Special Assessment Bonds Series 2021 (NR/NR)
200,000	2.300		05/01/2026	196,324
Trevesta Community Development District Special Assessment Area 1 Phase 2 Project Series 2018 (NR/NR)
485,000	5.250	(c)	11/01/2039	501,698
Trevesta Community Development District Special Assessment Area 2 Project Series 2020 (NR/NR)
120,000	2.500	(c)	05/01/2025	119,827
235,000	3.250	(c)	05/01/2030	227,380
Triple Creek Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,190,000	3.125	(c)	11/01/2041	925,499
Triple Creek Community Development District Special Assessment for Villages N&P Projects Series 2021 (NR/NR)
65,000	2.500		11/01/2026	63,309
200,000	3.000		11/01/2031	182,689
Triple Creek Community Development District Special Assessment Series 2019 A (NR/NR)
490,000	4.125		05/01/2029	490,292
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2017 (NR/NR)
3,955,000	4.625	(c)	11/01/2038	3,834,629
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2018 (NR/NR)
495,000	4.500		11/01/2029	499,095
TSR Community Development District Special Assessment RB for 2016 Project Series 2016 (NR/NR)
2,000,000	4.750		11/01/2047	1,875,916

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

TSR Community Development District Special Assessment RB for Downtown Neighborhood Assessment Area Series 2019 (NR/NR)
$700,000	3.375%		11/01/2030	$660,487
TSR Community Development District Special Assessment RB for Village 1 Project Series 2015 (NR/NR)
110,000	4.375		11/01/2025	110,091
Tuckers Pointe Community Development District Special Assessment RB Series 2022 (NR/NR)
150,000	3.000		05/01/2027	146,609
465,000	3.375		05/01/2032	431,597
1,430,000	4.000		05/01/2042	1,257,178
Turnbull Creek Community Development District Senior Special Assessment Refunding Bonds Series 2015 A-1 (NR/A)
995,000	4.250		05/01/2031	986,906
Twisted Oaks Pointe Community Development District City of Wildwood Florida Special Assessment Bonds Series 2024 Assessment Area Three Project (NR/NR)
440,000	4.800		05/01/2031	440,599
1,065,000	5.625		05/01/2044	1,065,442
Twisted Oaks Pointe Community Development District City of Wildwood, Florida Special Assessment Bonds, Series 2023 Assessment Area One Project (NR/NR)
270,000	4.500		05/01/2030	270,740
500,000	5.375		05/01/2043	502,482
Twisted Oaks Pointe Community Development District City of Wildwood, Florida Special Assessment Bonds, Series 2023 Assessment Area Two Project (NR/NR)
225,000	5.125		05/01/2030	227,642
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (NR/A)
375,000	2.625		05/01/2025	374,463
385,000	3.000		05/01/2026	380,455
400,000	3.125		05/01/2027	394,761
410,000	3.250		05/01/2028	403,164
Two Creeks Community Development District RB Refunding for Capital Improvement Subordinate Lien Series 2016 A-2 (NR/ NR)
20,000	4.200		05/01/2026	20,020
Two Lakes Community Development District Special Assessment Bonds Series 2024 (Tax-Exempt) (NR/BBB)
1,000,000	5.000		05/01/2044	1,014,693
Two Lakes Community Development District Special Assessment Expansion Area Series 2019 (NR/NR)
1,000,000	3.375		12/15/2030	946,677
Two Lakes Community Development District Special Assessment Series 2017 (NR/NR)
1,370,000	5.000	(c)	12/15/2032	1,407,996
2,000,000	5.000	(c)	12/15/2037	2,027,219
4,470,000	5.000	(c)	12/15/2047	4,396,368
Two Rivers East Community Development District Pasco County, Florida Special Assessment Bonds, Series 2023 Series 2023 Project (NR/NR)
2,800,000	5.750		05/01/2043	2,854,556
Two Rivers North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,440,000	5.125		05/01/2042	1,433,417

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Two Rivers Two Rivers West Community Development District Special Assessment Bonds Series 2023 (NR/NR)
$555,000	5.125%		11/01/2030	$563,955
2,000,000	6.000		11/01/2043	2,073,344
Two Rivers West Community Development District Pasco County Florida Special Assessment Bonds Series 2024 (NR/NR)
485,000	4.800		05/01/2031	486,751
700,000	5.625		05/01/2044	705,739
Two Rivers West Community Development District Special Assessment Bonds Series 2022 (NR/NR)
600,000	5.375		05/01/2033	619,949
Union Park East Community Development District Special Assessment Bonds for Assessment Area 3 Project Series 2021 (NR/NR)
205,000	3.350	(c)	05/01/2041	164,484
225,000	4.000	(c)	05/01/2051	184,653
University Park Recreation District Special Assessment Series 2019 (BAM) (NR/AA)
300,000	2.500		05/01/2027	293,545
310,000	2.500		05/01/2028	298,061
315,000	2.625		05/01/2029	300,262
1,060,000	3.000		05/01/2034	971,837
2,130,000	3.125		05/01/2038	1,893,791
1,725,000	3.250		05/01/2040	1,534,155
Varrea South Community Development District City of Plant City, Florida Capital Improvement RB, Series 2023 2023 Assessment Area (NR/NR)
1,000,000	5.125		05/01/2043	1,008,982
V-Dana Community Development District Lee County Florida Special Assessment Bonds Series 2025 (NR/NR)
500,000	4.450		05/01/2032	497,783
V-Dana Community Development District Lee County, Florida Special Assessment Bonds, Series 2023 Assessment Area Two – 2023 Project Area (NR/NR)
815,000	4.300		05/01/2030	817,854
890,000	5.250		05/01/2043	895,903
V-Dana Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
120,000	3.000	(c)	05/01/2025	119,880
525,000	3.500	(c)	05/01/2031	503,322
975,000	4.000	(c)	05/01/2040	883,338
V-Dana Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
1,000,000	3.625		05/01/2041	849,733
Ventana Community Development District Special Assessment RB Series 2018 (NR/NR)
1,000,000	4.625	(c)	05/01/2029	1,009,433
1,000,000	5.000	(c)	05/01/2038	1,011,848
Veranda Community Development District II Special Assessment Area 1 Gardens East Project Series 2018 A (NR/NR)
255,000	4.500		11/01/2029	257,300
Veranda Community Development District II Special Assessment Area 1 Preserve West Project Series 2018 A (NR/NR)
365,000	4.500		11/01/2029	368,305
Veranda Community Development District II Special Assessment Refunding for Veranda Estates Project Series 2021 (NR/NR)
45,000	2.500	(c)	05/01/2026	44,202
130,000	3.100	(c)	05/01/2031	120,028

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Veranda Community Development District II Special Assessment Refunding for Veranda Oaks Project Series 2021 (NR/NR)
$90,000	2.500	%(c)	05/01/2026	$88,404
245,000	3.100	(c)	05/01/2031	226,206
Veranda Community Development District Special Assessment Area Five Phase 2 Veranda Estates Project RB Refunding Series 2024 (NR/NR)
375,000	4.500		05/01/2031	376,705
Veranda Community Development District Special Assessment Area Five Phase 3 Preserve East Project RB Refunding Series 2024 (NR/NR)
660,000	4.250		05/01/2031	661,598
Veranda Landing Community Development District Special Assessment Bonds, Series 2023 (NR/NR)
800,000	5.250		06/15/2043	810,279
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
1,000,000	4.250		05/01/2037	923,012
Verandah East Community Development District Special Assessment Revenue Refunding Improvement Bonds for Lee County Series 2016 (NR/NR)
650,000	3.750		05/01/2026	645,899
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (NR/BBB+)
355,000	3.500	(c)	05/01/2025	354,654
370,000	3.625	(c)	05/01/2026	368,297
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
100,000	4.750		11/01/2025	100,370
Verano #2 Community Development District City of Port St. Lucie Florida Special Assessment Bonds Series 2024 (NR/NR)
850,000	4.625		05/01/2031	851,414
750,000	5.500		05/01/2044	750,581
Verano #2 Community Development District Special Assessment Bonds for Assessment Area – Pod D7 Project Area Series 2024 (NR/NR)
495,000	4.550		05/01/2031	492,189
Verano Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,000,000	6.450		11/01/2042	1,053,980
Verano Community Development District Special Assessment Bonds Series 2023 (NR/NR)
285,000	4.625		05/01/2030	287,686
450,000	5.375		05/01/2043	458,154
Verano No 3 Community Development District Special Assessment for Phase 1 Assessment Area Series 2021 (NR/NR)
165,000	2.375		05/01/2026	161,619
300,000	3.000		05/01/2031	275,109
Verano No. 2 Community Development District Special Assessment Bonds for POD C Project Series 2020 (NR/NR)
250,000	3.250		05/01/2031	232,543
235,000	4.000		05/01/2040	209,664
Verano No. 2 Community Development District Special Assessment Bonds for POD D Project Series 2020 (NR/NR)
50,000	2.875		05/01/2025	49,916
250,000	3.250		05/01/2031	232,543
1,050,000	4.000		05/01/2040	936,795

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Verano No. 2 Community Development District Special Assessment Bonds for POD E Project Series 2020 (NR/NR)
$40,000	2.875%		05/01/2025	$39,933
250,000	3.250		05/01/2031	232,543
815,000	4.000		05/01/2040	727,132
Verona Walk Community Development District Special Assessment Senior Lien RB Refunding for Capital Improvement Series 2013 A-1 (NR/A)
495,000	4.250		05/01/2030	495,118
Viera East Community Development District Special Assessment Bonds Series 2020 (AGM) (NR/AA)
380,000	2.000		05/01/2027	360,081
385,000	2.000		05/01/2028	355,208
395,000	2.000		05/01/2029	354,755
150,000	2.125		05/01/2030	130,905
Viera Stewardship District Special Assessment RB Series 2021 (NR/NR)
300,000	2.300		05/01/2026	294,020
930,000	2.800		05/01/2031	840,752
Viera Stewardship District Special Assessment RB Series 2023 (NR/NR)
1,465,000	4.600		05/01/2033	1,478,406
900,000	5.300		05/01/2043	911,288
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
145,000	3.125		05/01/2025	144,883
430,000	3.500		05/01/2030	411,965
805,000	3.750		05/01/2037	721,204
Village Community Development District No. 12 Special Assessment RB Series 2018 (NR/NR)
730,000	3.800		05/01/2028	731,859
1,785,000	4.000		05/01/2033	1,764,603
Village Community Development District No. 13 Special Assessment RB Series 2019 (NR/NR)
1,195,000	3.000		05/01/2029	1,152,388
1,410,000	3.375		05/01/2034	1,317,672
3,745,000	3.550		05/01/2039	3,344,518
Village Community Development District No. 13 Special Assessment RB Series 2020 (NR/NR)
570,000	1.875	(c)	05/01/2025	569,115
2,835,000	2.625	(c)	05/01/2030	2,646,062
3,270,000	3.000	(c)	05/01/2035	2,899,299
Village Community Development District No. 15 City of Wildwood, Florida Special Assessment RB, Series 2023 (NR/ NR)
815,000	4.250	(c)	05/01/2028	821,827
1,250,000	4.375	(c)	05/01/2033	1,267,797
1,025,000	4.850	(c)	05/01/2038	1,049,209
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (NR/NR)
300,000	4.000		05/01/2026	302,629
285,000	4.000		05/01/2027	289,329
300,000	4.000		05/01/2028	306,399
315,000	4.000		05/01/2029	320,958
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (BAM) (NR/AA)
1,655,000	3.500		05/01/2032	1,633,622
1,945,000	4.000		05/01/2037	1,934,799

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Village Community Development District Special Assessment RB Series 2021 (NR/NR)
$885,000	2.550%		05/01/2031	$807,860
1,900,000	2.850		05/01/2036	1,615,071
2,400,000	3.000		05/01/2041	1,913,810
Villages of Glen Creek Community Development District Capital Improvement RB Series 2022A (NR/NR)
100,000	4.625		05/01/2027	100,246
235,000	4.875		05/01/2032	237,895
610,000	5.125		05/01/2042	609,270
Villages of Glen Creek Community Development District Capital Improvement Revenue and Refunding Bonds Series 2022 (NR/NR)
200,000	3.150		05/01/2032	183,279
500,000	3.450		05/01/2042	399,518
Villamar Community Development District Special Assessment Bonds for Phase 3 Project Series 2022 (NR/NR)
80,000	3.125		11/01/2027	78,100
Villamar Community Development District Special Assessment Bonds for Phase 4 Project Series 2022 (NR/NR)
110,000	3.250		05/01/2027	108,078
Villamar Community Development District Special Assessment Bonds Series 2019 (NR/NR)
220,000	4.000		05/01/2029	218,981
Villamar Community Development District Special Assessment Bonds Series 2020 (NR/NR)
65,000	2.625		05/01/2025	64,920
245,000	3.200		05/01/2030	237,266
Villamar Community Development District Special Assessment Bonds, Series 2024 (NR/NR)
325,000	4.625		05/01/2031	327,009
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (NR/BBB)
225,000	3.000		11/01/2025	222,544
230,000	3.200		11/01/2026	225,703
1,400,000	4.125		11/01/2046	1,214,468
Waterford Community Development District Hernando County Florida Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
700,000	5.200		05/01/2044	677,886
Waters Edge Community Development District Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (NR/A)
2,145,000	4.000		05/01/2031	2,086,931
Waterset Central Community Development District Special Assessment Bonds Series 2018 (NR/NR)
500,000	5.125	(c)	11/01/2038	504,374
Waterset North Community Development District Special Assessment RB Series 2014 (NR/NR)
2,340,000	5.500		11/01/2045	2,340,517
Wellness Ridge Community Development District Special Assessment Bonds for Assessment Area Two Series 2024 (NR/NR)
240,000	4.250	(c)	06/15/2031	236,552
Wellness Ridge Community Development District Special Assessment Bonds Series 2023 (NR/NR)
400,000	4.250		06/15/2030	401,751

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Wesbridge Community Development District Special Assessment Series 2019 (NR/NR)
$375,000	3.625%		11/01/2029	$365,974
1,000,000	4.000		11/01/2039	897,867
West Hillcrest Community Development District Special Assessment Bonds Series 2023 (NR/NR)
900,000	5.250		06/15/2043	915,192
West Port Community Development District Special Assessment Area Two Series 2020 (NR/NR)
255,000	2.750	(c)	05/01/2026	250,855
415,000	3.250	(c)	05/01/2031	386,022
515,000	3.625	(c)	05/01/2041	426,567
West Port Community Development District Special Assessment Bonds for Charlotte County Series 2022 (NR/NR)
170,000	4.750		05/01/2032	170,584
300,000	5.125		05/01/2042	294,292
West Port Community Development District Special Assessment Bonds Series 2020 (NR/NR)
95,000	2.650	(c)	05/01/2025	94,817
630,000	3.000	(c)	05/01/2031	568,981
1,725,000	4.000	(c)	05/01/2040	1,539,021
1,595,000	4.000	(c)	05/01/2051	1,307,027
West Port Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
200,000	2.400		05/01/2026	196,264
575,000	3.000		05/01/2031	528,156
West Villages Improvement District Capital Improvement RB for Unit Of Development No. 10 Series 2024 (Assessment Area One) (NR/NR)
990,000	5.375		05/01/2044	984,888
West Villages Improvement District Special Assessment RB for Neighborhood Infrastructure Series 2022 (NR/NR)
435,000	4.625		05/01/2029	439,018
475,000	5.375		05/01/2042	486,222
West Villages Improvement District Special Assessment RB Series 2023 (NR/NR)
490,000	4.625		05/01/2030	494,276
770,000	5.375		05/01/2043	785,486
West Villages Improvement District Unit of Development No. 3 Special Assessment Refunding Bonds Series 2017 (NR/NR)
2,530,000	5.000		05/01/2032	2,567,699
1,930,000	4.500		05/01/2034	1,931,787
3,390,000	5.000		05/01/2037	3,419,095
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
750,000	4.250		05/01/2029	750,830
West Villages Improvement District Unit of Development No. 7 Special Assessment RB Series 2021 (NR/NR)
105,000	2.500		05/01/2026	103,094
West Villages Improvement District Unit of Development No. 7 Special Assessment RB Series 2023 (NR/NR)
465,000	6.000		05/01/2043	486,907
West Villages Improvement District Unit of Development No. 8 Special Assessment RB Series 2021 (NR/NR)
225,000	2.500		05/01/2026	220,940

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Westside Community Development District Solara Phase 2 Assessment Area Special Assessment RB Series 2019 (NR/NR)
$355,000	3.900%		05/01/2029	$351,902
Westside Community Development District Special Assessment RB Refunding Series 2019 (NR/NR)
810,000	3.750	(c)	05/01/2029	799,607
Westside Haines City Community Development District Polk County Florida Special Assessment Bonds Series 2024 Assessment Area Two Project (NR/NR)
725,000	4.875		05/01/2031	728,821
Westside Haines City Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
130,000	2.500		05/01/2026	128,032
650,000	3.000		05/01/2031	603,932
1,400,000	3.250		05/01/2041	1,148,356
Westview North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
75,000	5.000		06/15/2029	76,041
1,000,000	5.750		06/15/2042	1,036,073
Westview South Community Development District Special Assessment Bonds for Assessment Area One, Series 2023 (NR/NR)
420,000	4.875		05/01/2028	422,209
790,000	5.375		05/01/2043	794,954
Westview South Community Development District Special Assessment Bonds for Assessment Area Two, Series 2023 (NR/NR)
545,000	5.375		05/01/2043	548,417
Whispering Pines Community Development District Special Assessment Bonds Series 2023 (NR/NR)
575,000	5.375		05/01/2043	587,712
Whispering Pines Community Development District Special Assessment Bonds Series 2024 (NR/NR)
135,000	4.250		05/01/2031	134,798
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,285,000	3.750	(c)	06/15/2030	1,243,984
3,350,000	4.250	(c)	06/15/2039	3,073,124
Willowbrook Community Development District City of Winter Haven Florida Special Assessment Bonds Series 2024 Assessment Area One Project (NR/NR)
750,000	5.625		05/01/2044	744,472
Willows Community Development District Special Assessment RB for Manatee County Series 2022 (NR/NR)
1,300,000	5.625		05/01/2042	1,337,349
Willows Community Development District Special Assessment RB Series 2019 (NR/NR)
500,000	4.370		05/01/2029	502,815
Wind Meadows South Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
85,000	2.400		05/01/2026	83,289
300,000	2.950		05/01/2031	272,232
865,000	3.350		05/01/2041	683,527

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Winding Cypress Community Development District Phase 3 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)
$200,000	4.250%		11/01/2029	$200,403
680,000	4.875		11/01/2039	671,656
Winding Oaks Community Development District Special Assessment Bonds for Assessment Area One Series 2024 (NR/NR)
465,000	4.600		05/01/2031	462,848
Windsor Cay Community Development District Lake County Florida Special Assessment Bonds Series 2024 Assessment Area One Project (NR/NR)
315,000	4.600		05/01/2031	317,569
Windward at Lakewood Ranch Community Development District Capital Improvement RB Series 2022 (NR/NR)
900,000	4.000		05/01/2042	770,883
Windward Community Development District Special Assessment Series 2020 A-1 (NR/NR)
25,000	3.000		05/01/2025	24,970
230,000	3.650		05/01/2030	220,996
Wiregrass Community Development District Capital Improvement RB Series 2016 (NR/NR)
765,000	4.875		05/01/2036	766,037
250,000	5.000		05/01/2047	244,717
Wiregrass II Community Development District Special Assessment Series 2020 (NR/NR)
235,000	2.500		05/01/2025	234,637
640,000	3.125		05/01/2030	600,118
Woodcreek Community Development District Pasco County Florida Capital Improvement RB Series 2025 Assessment Area Two (NR/NR)
200,000	4.350		05/01/2032	196,605
Woodland Preserve Community Development District Manatee County Florida Special Assessment Bonds Series 2025 Assessment Area One (NR/NR)
250,000	4.300	(c)	05/01/2032	247,088
Woodland Ranch Estates Community Development District Town of Dundee Florida Special Assessment Bonds Series 2025 (NR/NR)
330,000	4.650		05/01/2032	329,332
Wynnfield Lakes Community Development District Special Assessment Refunding Bonds Series 2014 (NR/BBB+)
1,450,000	4.500		05/01/2036	1,442,849
Yarborough Lane Community Development District Polk County Florida Special Assessment Bonds Series 2024 (NR/NR)
340,000	4.750		05/01/2031	337,550
875,000	5.350		05/01/2044	854,685
Zephyr Lakes Community Development District Special Assessment for Assessment Area Two Series 2021 (NR/NR)
85,000	2.500		05/01/2026	83,519
340,000	3.000		05/01/2031	312,131

				1,347,808,125

Georgia - 2.5%

Bartow County Development Authority Pollution Control RB for Georgia Power Company Plant Bowen Project Series 2009 (A3/A/A-2) (PUTABLE)
3,920,000	3.950	(a)(b)	12/01/2032	4,000,289

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Georgia – (continued)

Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Series 1996 (A3/A) (PUTABLE)
$1,665,000	3.875	%(a)(b)	10/01/2032	$1,674,996
Cherokee County Water and Sewerage Authority Georgia Water and Sewerage RB, Series 2023 (Aa1/AA)
1,050,000	4.000		08/01/2053	967,237
City of Atlanta Airport General RB Series 2024A-1 (NON-AMT) (Green Bonds) (Aa3/NR)
1,000,000	5.000		07/01/2041	1,079,230
1,000,000	5.000		07/01/2042	1,073,404
City of Atlanta RB for Water & Wastewater Series 2018 B (Aa2/ AA-)
4,750,000	3.500		11/01/2043	4,108,011
Columbia County Hospital Authority Revenue Anticipation Certificates for Wellstar Health System, Inc. Project Series 2023A (A2/A+)
2,380,000	5.750		04/01/2053	2,589,107
County of Fulton RB Refunding for Water & Sewerage Series 2013 A (Aa2/AA)
7,585,000	4.000		01/01/2035	7,543,501
Coweta County Water and Sewerage Authority RB Series 2024 (NR/AA+)
840,000	4.000		06/01/2046	792,105
1,675,000	5.000		06/01/2049	1,756,542
1,635,000	5.000		06/01/2054	1,702,321
Development Authority of Bartow County Pollution Control RB First Series 1997 (A3/A)
5,000,000	1.800	(b)	09/01/2029	4,390,447
Development Authority of Burke County Pollution Control RB for Georgia Power Company Plant Vogtle Project First Series 2013 (A3/A) (PUTABLE)
4,355,000	3.375	(a)(b)	11/01/2053	4,364,801
Development Authority of Burke County Pollution Control RB for Georgia Power Company Plant Vogtle Project First Series 2018 (A3/A/A-1)
13,170,000	3.550	(a)(b)	11/01/2052	13,170,000
Development Authority of Burke County Pollution Control RB for Georgia Power Company Plant Vogtle Project Second Series 2008 (A3/A/A-1) (PUTABLE)
3,055,000	3.375	(a)(b)	11/01/2048	3,064,741
Development Authority of Burke County Pollution Control RB Georgia Power Company Plant Vogtle Project Fifth Series 1994 (A3/A) (PUTABLE)
3,800,000	3.700	(a)(b)	10/01/2032	3,845,532
Development Authority of Fulton County RB Wellstar Health System, Inc. Project, Series 2020A (A2/A+)
4,000,000	4.000		04/01/2050	3,633,698
Development Authority of The Unified Government of Athens-Clarke County Refunding RB for University of Georgia Project - Bolton Commons, LLC Series 2024 (Aa3/NR)
975,000	3.000		06/15/2040	820,947
1,475,000	4.000		06/15/2049	1,365,107
2,070,000	4.000		06/15/2056	1,873,102
Downtown Smyrna Development Authority, Georgia RB (City of Smyrna Projects), Series 2021 (NR/AAA)
2,645,000	5.000		02/01/2027	2,752,803

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Georgia – (continued)

Gainesville & Hall County Development Authority RB Refunding for Riverside Military Academy Series 2017 (NR/NR)
$290,000	5.000	%*	03/01/2027	$174,000
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (NR/BBB-)
2,215,000	2.375		01/01/2031	2,018,152
1,850,000	4.000		01/01/2036	1,830,578
Georgia Housing and Finance Authority Single Family Mortgage Bonds 2025 Series A (NON-AMT) (NR/AAA)
8,530,000	4.500		12/01/2045	8,345,852
Glynn-Brunswick Memorial Hospital Authority RB Refunding for Southeast Georgia Health System Obligated Group Series 2020 (Baa1/BBB)
775,000	4.000		08/01/2035	724,462
500,000	4.000		08/01/2036	462,499
750,000	4.000		08/01/2037	685,487
745,000	4.000		08/01/2038	672,051
Housing Authority of Columbus Georgia Multifamily Housing RB Columbus Gardens Project Series 2025 (HUD SECT 8 FHA 221(D4)) (Aaa/NR)
1,250,000	5.000	(a)(b)	04/01/2028	1,293,400
Housing Authority of The City of Decatur Georgia Multifamily Housing RB Philips Tower Project Series 2025 (Aaa/NR)
2,265,000	3.250	(a)(b)	09/01/2028	2,265,658
Housing Authority of The City of Warner Robins Multifamily Housing RB for Arbours at Wellston Project Series 2024 (Aaa/NR)
1,585,000	5.000	(a)(b)	02/01/2029	1,659,920
Main Street Natural Gas Inc. Gas Supply RB Series 2019A (A1/NR)
2,800,000	5.000		05/15/2030	2,889,370
Main Street Natural Gas Inc. Gas Supply RB Series 2021A (Aa1/NR)
15,875,000	4.000	(a)(b)	07/01/2052	16,005,808
Main Street Natural Gas Inc. Gas Supply RB Series 2021C (A3/NR)
10,295,000	4.000	(a)(b)	05/01/2052	10,333,035
Main Street Natural Gas Inc. Gas Supply RB Series 2022A (A3/NR)
2,185,000	4.000		12/01/2026	2,201,915
Main Street Natural Gas Inc. Gas Supply RB Series 2023B (Aa1/NR)
7,745,000	5.000	(a)(b)	07/01/2053	8,132,241
Main Street Natural Gas Inc. Gas Supply RB Series 2024D (Aa3/NR)
17,000,000	5.000	(a)(b)	04/01/2054	18,014,577
Main Street Natural Gas Inc. Gas Supply RB Series 2024E (A3/NR)
15,000,000	5.000	(a)(b)	05/01/2055	15,864,321
Main Street Natural Gas Inc. Gas Supply RB Series 2025A (Aa3/NR)
17,200,000	5.000	(a)(b)	06/01/2055	18,353,043
Main Street Natural Gas Inc., Gas Supply RB Series 2023E-1 (Aa1/NR)
2,760,000	5.000	(a)(b)	12/01/2053	2,920,348
Main Street Natural Gas Inc., Gas Supply RB, Series 2019A (A1/ NR)
1,215,000	5.000		05/15/2028	1,259,587

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Georgia – (continued)

Main Street Natural Gas Inc., Gas Supply RB, Series 2023C (Aa1/NR)
$24,500,000	5.000	%(a)(b)	09/01/2053	$25,811,791
Main Street Natural Gas, Inc. Gas Supply RB Series 2022C (NR/BBB-)
6,310,000	4.000	(c)	11/01/2027	6,303,749
Medical Center Hospital Authority Revenue Anticipation Certificates for Piedmont Healthcare Project Series 2019A (A1/AA-)
2,850,000	5.000	(a)(b)	07/01/2054	2,893,094
Monroe County Development Authority Pollution Control RB First Series 2009 (A3/A/A-1) (PUTABLE)
1,850,000	1.000	(a)(b)	07/01/2049	1,756,294
Monroe County Development Authority Pollution Control RB for Georgia Power Company Plant Scherer Project Series 2006 (A3/A) (PUTABLE)
1,940,000	3.875	(a)(b)	12/01/2041	1,952,711
Monroe County Development Authority Pollution Control RB for Georgia Power Company Plant Scherer Project Series 2012 (A3/A) (PUTABLE)
3,520,000	3.875	(a)(b)	06/01/2042	3,543,063
Monroe County Development Authority Pollution Control RB for Georgia Power Company Plant Scherer Project Series 2013 (A3/A) (PUTABLE)
1,940,000	3.875	(a)(b)	04/01/2043	1,952,711
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4 Project J Bonds (A3/A)
1,060,000	5.000		07/01/2052	1,085,181
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project M Bonds, Series 2023A (AGM) (A1/AA)
2,300,000	5.000		07/01/2053	2,364,886
Municipal Electric Authority RB Georgia Plant Vogtle Units 3 & 4 Project Series 2019 A (A3/A)
4,575,000	5.000		01/01/2026	4,640,501
4,805,000	5.000		01/01/2027	4,964,633
5,040,000	5.000		01/01/2028	5,297,624
5,295,000	5.000		01/01/2029	5,579,273
1,080,000	5.000		01/01/2034	1,126,066
Private Colleges & Universities Authority RB Refunding for Agnes Scott College, Inc. Series 2021 (NR/A-)
495,000	5.000		06/01/2031	526,177
400,000	5.000		06/01/2032	427,462
500,000	5.000		06/01/2033	532,742
400,000	4.000		06/01/2034	400,600
500,000	4.000		06/01/2035	495,321
1,000,000	4.000		06/01/2045	909,977
Rockdale County Development Authority RB Refunding for Pratt Paper LLC Project Series 2018 (NR/NR)
2,615,000	4.000	(c)	01/01/2038	2,482,968
Savannah Economic Development Authority Recovery Zone Facility Revenue Refunding Bonds International Paper Company Project Series 2019A (NR/BBB) (PUTABLE)
925,000	3.450	(a)(b)	11/01/2033	903,420
State of Georgia GO Bonds Series 2021A (Aaa/AAA)
4,745,000	5.000		07/01/2025	4,771,685
The Atlanta Development Authority Convertible Capital Appreciation Economic Development Certificates for Gulch Enterprise Zone Project Series 2024-1 (NR/NR)
10,000,000	0.000	(c)(h)	12/15/2048	8,582,093

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Georgia – (continued)

The Atlanta Development Authority Senior RB for Westside Gulch Area Project Series 2024A-1 (NR/NR)
$2,625,000	5.000	%(c)	04/01/2034	$2,618,840
The Housing Authority of Columbus Georgia Multifamily Housing RB Hacg Rad Ii Project Series 2025 (HUD SECT 8) (NR/AA+) (PUTABLE)
2,100,000	3.300	(a)(b)	11/01/2028	2,102,803
Upper Oconee Basin Water Authority RB Series 2024 (Aa1/NR)
3,320,000	5.000		07/01/2055	3,455,257
Urban Residential Finance Authority of The City of Atlanta Georgia Multifamily Housing RB Cosby Spear Highrise Series 2024A (HUD SECT 8) (Aaa/NR)
300,000	3.300	(a)(b)	01/01/2044	299,103
Urban Residential Finance Authority of The City of Atlanta Georgia Multifamily Housing RB North Block Series 2025 (HUD SECT 8 FHA 221(D)(4)) (Aaa/NR)
2,000,000	3.400	(a)(b)	02/01/2029	2,006,981

				282,461,231

Guam - 0.6%

A.B. Won Pat International Airport Authority Guam General RB 2023 Series A (Baa2/NR)
1,285,000	5.250		10/01/2030	1,353,238
A.B. Won Pat International Airport Authority Guam General RB 2023 Series A (Baa2/NR)
1,265,000	5.250		10/01/2029	1,326,015
A.B. Won Pat International Airport Authority Guam General RB 2024 Series A (AMT) (Baa2/NR)
250,000	5.250		10/01/2037	262,335
250,000	5.250		10/01/2038	262,264
350,000	5.250		10/01/2039	365,873
200,000	5.250		10/01/2040	208,381
350,000	5.250		10/01/2041	362,885
250,000	5.250		10/01/2043	257,094
Antonio B Won Pat International Airport Authority Taxable RB Refunding Series 2021 A (Baa2/NR)
765,000	3.099		10/01/2028	727,053
Guam Department of Education COPS Refunding for John F. Kennedy High School & Energy Efficiency Project Series 2020 A (Ba1/B+)
2,045,000	4.250		02/01/2030	2,008,805
Guam Government GO Bonds Series 2019 (Baa3/BB-)
1,765,000	5.000		11/15/2031	1,788,716
Guam Government Limited Obligation RB Section 30 Series 2016 A (NR/BB)
2,255,000	5.000		12/01/2026	2,310,343
2,000,000	5.000		12/01/2027	2,049,732
Guam Government RB Refunding Series 2021 E (Baa3/NR)
4,175,000	3.250		11/15/2026	4,109,969
Guam Government RB Refunding Series 2021 F (Baa3/NR)
525,000	5.000		01/01/2028	544,927
1,250,000	5.000		01/01/2030	1,313,280
950,000	5.000		01/01/2031	1,005,570
7,065,000	4.000		01/01/2042	6,536,734
Guam Power Authority Refunding RB 2024 Series A (Baa2/BBB)
535,000	5.000		10/01/2039	565,072
Guam Power Authority Refunding RB Series 2022 A (Baa2/BBB)
1,825,000	5.000		10/01/2029	1,932,120

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Guam – (continued)

Guam Power Authority Refunding RB Series 2024 A (Baa2/BBB)
$450,000	5.000%		10/01/2040	$472,991
350,000	5.000		10/01/2042	361,183
350,000	5.000		10/01/2043	360,588
375,000	5.000		10/01/2044	386,102
Guam Waterworks Authority RB for Water & Wastewater System Series 2020 A (Baa2/A-)
6,995,000	5.000		01/01/2050	7,112,251
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (Baa2/A-)
125,000	5.000		07/01/2025	125,487
785,000	5.000		07/01/2026	801,080
500,000	5.000		07/01/2027	517,741
525,000	5.000		07/01/2028	541,436
345,000	5.000		07/01/2029	355,108
1,000,000	5.000		07/01/2035	1,020,453
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2024A (Baa2/A-)
1,375,000	5.000		07/01/2035	1,478,482
1,350,000	5.000		07/01/2036	1,453,830
1,200,000	5.000		07/01/2039	1,265,688
1,500,000	5.000		07/01/2042	1,563,552
1,000,000	5.000		07/01/2044	1,033,779
1,100,000	5.000		07/01/2045	1,141,083
1,125,000	5.000		01/01/2046	1,161,599
Guam Waterworks Authority Water & Wastewater RB Series 2016 (Baa2/A-)
8,650,000	5.000		01/01/2046	8,688,450
Guam Waterworks Authority Water and Wastewater System Revenue Refunding Bonds Series 2024A (Baa2/A-)
1,625,000	5.000		07/01/2038	1,731,973
Port Authority of Guam Port RB, 2018 Series B (AMT) (Baa2/A)
200,000	5.000		07/01/2037	202,392
Port Authority of Guam Private Activity RB Series 2018 B (Baa2/A)
400,000	5.000		07/01/2029	412,552
600,000	5.000		07/01/2031	614,611
250,000	5.000		07/01/2033	254,554
225,000	5.000		07/01/2034	228,667
225,000	5.000		07/01/2036	228,239
Port Authority of Guam RB Series 2018 A (Baa2/A)
2,500,000	5.000		07/01/2048	2,498,644
Territory of Guam Hotel Occupancy Tax RB Refunding Series 2021 A (Baa3/NR)
300,000	5.000		11/01/2027	309,660
450,000	5.000		11/01/2028	467,847
450,000	5.000		11/01/2029	470,093
1,000,000	5.000		11/01/2030	1,048,124

				67,598,645

Hawaii - 0.4%

City and County of Honolulu Multifamily Housing RB Maunakea Tower Apartments Series 2023 (HUD SECT 8) (Aaa/NR) (PUTABLE)
220,000	5.000	(a)(b)	06/01/2027	224,471
Department of Budget and Finance of The State of Hawaii Special Purpose Refunding RB Hawai’I Pacific University Project Series 2024 (NR/BB)
2,900,000	5.000	(c)	07/01/2034	2,909,734

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

Hawaii – (continued)

Hawaii State Department of Budget & Finance for Hawaii Pacific Health Obligated Group Special Purpose RB Series 2023C (A1/NR)
$5,250,000	4.000%	07/01/2047	$5,089,577
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2017 B (Ba3/NR)
6,575,000	4.000	03/01/2037	6,081,451
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2019 (Ba3/NR)
12,795,000	3.200	07/01/2039	10,630,605
Hawaii State Department of Budget and Finance for Hawaiian Electric Company Inc. Special Purpose RB Series 2017A (Ba3/NR)
1,040,000	3.500	10/01/2049	806,251
Kauai County Community Facilities District No. 2008-1 Special Tax RB for Kukui’ula Development Series 2019 (NR/NR)
30,000	4.000	05/15/2026	29,994
35,000	5.000	05/15/2030	35,580
150,000	5.000	05/15/2031	152,171
180,000	5.000	05/15/2032	181,891
60,000	3.000	05/15/2033	51,561
100,000	3.000	05/15/2034	84,220
150,000	3.000	05/15/2035	123,791
670,000	3.250	05/15/2039	534,562
575,000	5.000	05/15/2044	551,880
1,000,000	5.000	05/15/2049	942,783
State of Hawaii Airports System RB Series 2022A (Aa3/AA-)
9,000,000	5.000	07/01/2051	9,080,328
State of Hawaii Airports System RB Series 2025B (Aa3/AA-)
3,725,000	5.000	07/01/2038	4,133,437
State of Hawaii Department of Budget and Finance Special Purpose RB Refunding Series 2017A (Ba3/NR)
4,775,000	3.100	05/01/2026	4,673,362

			46,317,649

Idaho - 0.0%

City of Boise City, Idaho Airport Revenue and Revenue Refunding Bonds, Series 2021A (A1/NR)
3,850,000	5.000	09/01/2051	3,962,323
Idaho Health Facilities Authority St. Luke’S Health System Project RB Series 2025A (NR/A)
1,000,000	5.250	03/01/2053	1,045,383

			5,007,706

Illinois - 9.1%

Barrington Community Unit School District GO School Bonds Series 2021 (NR/AAA)
2,255,000	5.000	12/01/2029	2,449,895
Belleville Tax Increment & Sales Tax Refunding RB for Carlyle Green Mount Redevelopment Project Series 2021B (NR/NR)
1,705,000	3.750	07/01/2041	1,583,310
Berwyn Municipal Securitization Corp. RB Refunding Series 2019 (AGM-CR) (NR/AA)
7,200,000	5.000	01/01/2035	7,518,005
Board of Education of The City of Chicago Dedicated Capital Improvement Series 2017 (NR/NR)
3,900,000	5.000	04/01/2046	3,903,638

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)

Board of Education of The City of Chicago Unlimited Tax GO Refunding Bonds (Dedicated Revenues), Series 2021B (NR/BB+)
$5,000,000	5.000%		12/01/2030	$5,172,853
Board of Education of The City of Chicago UT GO Bonds Dedicated Revenues, Series 2012A (Ba1/BB+)
10,975,000	5.000		12/01/2042	10,482,077
Board of Education of The City of Chicago UT GO Bonds Dedicated Revenues, Series 2021A (NR/BB+)
900,000	5.000		12/01/2039	895,442
Board of Education of The City of Chicago UT GO Bonds Dedicated Revenues, Series 2022A (NR/BB+)
3,275,000	5.000		12/01/2047	3,118,135
Board of Education of The City of Chicago UT GO Refunding Bonds Dedicated Revenues, Series 2017G (NR/BB+)
1,900,000	5.000		12/01/2034	1,884,668
Board of Education of The City of Chicago UT GO Refunding Bonds Dedicated Revenues, Series 2022B (NR/BB+)
5,000,000	4.000		12/01/2041	4,359,694
Board of Trustee of Northern Illinois University Auxiliary Facilities System RB Series 2021 (BAM) (Baa3/AA)
650,000	4.000		10/01/2043	582,590
Champaign County Community Unit School District No. 4 Champaign GO Bonds Series 2020 A (NR/AA)
350,000	0.000	(g)	01/01/2026	340,430
165,000	0.000	(g)	01/01/2027	154,438
240,000	0.000	(g)	01/01/2028	215,852
330,000	5.000		01/01/2029	345,474
110,000	5.000		01/01/2031	114,642
260,000	5.000		01/01/2032	270,323
630,000	5.000		01/01/2033	653,636
155,000	5.000		01/01/2034	160,554
Chicago GO Bonds 2019A (NR/NR)
1,025,000	5.000		01/01/2027	1,062,310
100,000	5.000		01/01/2028	105,568
Chicago GO Bonds 2019A (NR/BBB)
2,750,000	5.000		01/01/2027	2,812,014
590,000	5.000		01/01/2028	609,588
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2016 (NR/NR)
3,550,000	6.000		04/01/2046	3,629,615
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2017 (NR/NR)
835,000	5.000		04/01/2034	846,876
500,000	5.000		04/01/2035	506,606
335,000	5.000		04/01/2036	339,010
1,300,000	5.000		04/01/2037	1,313,818
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL) (Baa3/BB+)
2,105,000	0.000	(g)	12/01/2026	1,973,300
1,625,000	0.000	(g)	12/01/2027	1,462,087
3,005,000	0.000	(g)	12/01/2029	2,475,523
4,465,000	0.000	(g)	12/01/2030	3,515,118
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa3/BB+)
465,000	0.000	(g)	12/01/2027	418,382
1,040,000	0.000	(g)	12/01/2028	896,032

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)

Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa3/BB+) – (continued)
$90,000	0.000	%(g)	12/01/2029	$74,142
Chicago Illinois Board of Education GO Bonds Capital Appreciation Series 2009 C (Baa3/BBB)
510,000	0.000	(g)	01/01/2031	403,127
Chicago Illinois Board of Education GO Bonds Series 2015 C (NR/BB+)
2,500,000	6.000		12/01/2035	2,502,772
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa3/BB+)
4,070,000	0.000	(g)	12/01/2031	3,052,395
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (Ba1/BB+)
2,530,000	5.500		12/01/2026	2,569,941
11,080,000	5.500		12/01/2029	11,464,245
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Capital Appreciation Boards School Reform Series 1998 B-1 (NATL) (Baa3/BB+)
205,000	0.000	(g)	12/01/2025	199,865
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 C (NR/BB+)
4,120,000	5.250		12/01/2039	4,001,321
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (Ba1/BB+)
10,380,000	6.038		12/01/2029	10,292,364
2,500,000	6.138		12/01/2039	2,355,770
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (NR/BB+)
5,160,000	7.000		12/01/2044	5,224,457
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (NR/BB+)
7,125,000	6.500		12/01/2046	7,281,449
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (NR/ AA)
3,500,000	5.000		12/01/2025	3,533,463
1,270,000	5.000		12/01/2026	1,300,482
2,375,000	5.000		12/01/2027	2,458,854
2,500,000	5.000		12/01/2028	2,612,852
2,750,000	5.000		12/01/2030	2,849,266
4,700,000	5.000		12/01/2031	4,855,662
1,350,000	5.000		12/01/2032	1,391,406
3,800,000	5.000		12/01/2033	3,906,913
1,500,000	5.000		12/01/2034	1,538,624
1,000,000	5.000		12/01/2035	1,023,773
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 C (AGM) (NR/AA)
2,180,000	5.000		12/01/2028	2,273,843
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2019 A (NR/BB+)
2,000,000	0.000	(g)	12/01/2026	1,871,808
300,000	0.000	(g)	12/01/2027	269,219
2,500,000	4.000		12/01/2027	2,485,296

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)

Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2019 B (NR/BB+)
$1,000,000	5.000%		12/01/2026	$1,013,664
3,060,000	5.000		12/01/2028	3,147,916
1,000,000	5.000		12/01/2029	1,032,965
3,000,000	5.000		12/01/2030	3,079,494
1,000,000	5.000		12/01/2031	1,022,999
1,000,000	5.000		12/01/2032	1,019,567
1,000,000	5.000		12/01/2033	1,016,032
Chicago Illinois Capital Appreciation GO Bonds for City Colleges Project Series 1999 (AGM-CR NATL) (A1/AA)
1,465,000	0.000	(g)	01/01/2030	1,228,998
Chicago Illinois Capital Appreciation Refunding & Project Series 2009 C (Baa3/BBB)
880,000	0.000	(g)	01/01/2032	663,483
Chicago Illinois GO Bonds Series 2019 (NR/BBB)
4,280,000	5.000		01/01/2029	4,458,204
1,135,000	5.000		01/01/2031	1,173,596
Chicago Illinois GO Refunding Bonds Series 2015 C (NR/BBB)
5,600,000	5.000		01/01/2038	5,586,452
Chicago Illinois GO Refunding Bonds Series 2017 A (NR/BBB)
375,000	6.000		01/01/2038	383,540
Chicago Illinois O’Hare International Airport RB General Airport Senior Lien Series 2017D (AMT) (NR/A+)
4,340,000	5.000		01/01/2047	4,340,420
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 C (NR/A+)
3,615,000	5.000		01/01/2037	3,644,162
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 D (NR/A+)
8,955,000	5.250		01/01/2035	9,200,477
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (AGM) (NR/AA)
550,000	5.250		01/01/2042	558,549
1,330,000	4.000		01/01/2052	1,174,043
Chicago Park District GO LT Park Bonds Series 2024A (NR/AA-)
855,000	5.000		01/01/2039	906,966
515,000	5.000		01/01/2040	542,119
500,000	5.000		01/01/2041	523,108
Chicago Park District GO LT Refunding Bonds Series 2024B (NR/ AA-)
3,350,000	5.000		01/01/2038	3,573,576
Chicago Transit Authority Sales Tax Receipts Refunding RB Series 2024A (NR/AA)
3,270,000	5.000		12/01/2041	3,473,386
6,510,000	5.000		12/01/2042	6,855,300
Chicago Transit Authority Sales Tax Receipts Revenue Refunding Bonds Series 2024A (NR/AA)
2,730,000	5.000		12/01/2040	2,923,984
City of Chicago Board of Education Dedicated Capital Improvement Tax Bonds Series 2016 (NR/NR)
1,400,000	5.750		04/01/2034	1,443,094
City of Chicago Board of Education Dedicated Capital Improvement Tax Bonds Series 2023 (NR/NR)
2,500,000	5.000		04/01/2045	2,550,455
City of Chicago Board of Education GO Bonds Series 1999 A (NATL) (Baa3/BB+)
3,230,000	5.500		12/01/2026	3,280,992

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)

City of Chicago Board of Education UT GO Bonds for Dedicated Revenues Series 2018D (NR/BB+)
$3,000,000	5.000%	12/01/2046	$2,831,803
City of Chicago Board of Education UT GO Bonds Series 2018D (NR/BB+)
2,750,000	5.000	12/01/2046	2,595,819
City of Chicago Board of Education UT GO Bonds Series 2021A (NR/BB+)
2,300,000	5.000	12/01/2036	2,324,106
750,000	5.000	12/01/2038	751,523
City of Chicago Board of Education UT GO Refunding Bonds Series 2017C (NR/BB+)
500,000	5.000	12/01/2025	502,431
City of Chicago Board of Education UT GO Refunding Bonds Series 2017H (NR/BB+)
4,500,000	5.000	12/01/2036	4,381,293
City of Chicago Board of Education UT GO Refunding Bonds Series 2018A (AGM) (NR/AA)
2,450,000	5.000	12/01/2029	2,546,827
City of Chicago Board of Education UT GO Refunding Bonds Series 2018C (NR/BB+)
6,495,000	5.000	12/01/2025	6,526,573
City of Chicago Board of Education UT GO Refunding Bonds Series 2018C (AGM) (NR/AA)
15,000,000	5.000	12/01/2027	15,502,574
5,450,000	5.000	12/01/2029	5,657,830
4,365,000	5.000	12/01/2030	4,519,545
City of Chicago Board of Education UT GO Refunding Bonds Series 2022B (NR/BB+)
3,000,000	4.000	12/01/2037	2,751,840
City of Chicago Board of Education UT GO Series 2015E Project Bonds (NR/BB+)
1,300,000	5.125	12/01/2032	1,300,727
City of Chicago GO Bonds Refunding Series 2020A (NR/BBB)
4,675,000	5.000	01/01/2026	4,721,970
670,000	5.000	01/01/2027	685,109
8,835,000	5.000	01/01/2028	9,128,329
940,000	5.000	01/01/2032	977,618
City of Chicago GO Bonds Refunding Series 2021A (NR/BBB)
1,260,000	5.000	01/01/2027	1,288,414
City of Chicago GO Bonds Refunding Series 2021B (NR/BBB)
301,000	4.000	01/01/2028	303,197
City of Chicago GO Bonds Refunding Series 2024B (NR/BBB)
2,000,000	5.000	01/01/2041	2,062,512
City of Chicago GO Bonds Series 2019A (NR/BBB)
10,995,000	5.500	01/01/2049	11,161,900
City of Chicago GO Bonds Series 2021A (NR/BBB)
4,000,000	5.000	01/01/2033	4,181,318
City of Chicago GO Bonds Series 2021B (NR/BBB)
2,456,000	4.000	01/01/2038	2,230,997
5,330,000	4.000	01/01/2044	4,522,001
1,000,000	4.000	01/01/2049	819,018
City of Chicago GO Bonds Series 2023A (Baa3/BBB)
1,000,000	5.000	01/01/2029	1,041,636
1,950,000	4.000	01/01/2035	1,867,261
3,250,000	5.000	01/01/2035	3,394,866
1,560,000	5.500	01/01/2043	1,603,622
City of Chicago GO Bonds Series 2024A (NR/BBB)
12,025,000	5.250	01/01/2045	12,315,683

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)

City of Chicago GO Refunding Bonds Series 2020 A (NR/BBB)
$2,670,000	5.000%		01/01/2029	$2,781,169
6,215,000	5.000		01/01/2030	6,516,344
City of Chicago IL Waterworks Revenue RB Series 1999 (Baa1/ A+)
1,560,000	5.000		11/01/2028	1,594,332
2,010,000	5.000		11/01/2029	2,052,355
1,000,000	5.000		11/01/2030	1,018,463
City of Chicago Midway Airport RB Refunding for Senior Lien Airport Series 2023C (AMT) (NR/A)
1,750,000	5.000		01/01/2037	1,835,831
2,760,000	5.000		01/01/2038	2,886,727
10,600,000	5.000		01/01/2039	11,024,892
City of Chicago Midway Airport Second Lien Revenue Refunding Bonds Series 2016B (NR/A)
8,000,000	5.000		01/01/2041	8,044,630
City of Chicago Midway Airport Senior Lien Airport Refunding RB Series 2023C (AMT) (NR/A)
2,000,000	5.000		01/01/2028	2,072,807
City of Chicago Multi-Family Housing RB for United Yards 1A Project Series 2024 (Aaa/NR)
2,200,000	3.500	(a)(b)	08/01/2027	2,208,176
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2022A (AMT) (NR/A+)
1,500,000	5.250		01/01/2053	1,530,985
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2022A (AMT) (AGM) (NR/AA)
4,500,000	5.500		01/01/2053	4,648,833
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2016D (NON-AMT) (NR/A+)
1,000,000	5.000		01/01/2052	1,007,089
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2022A (NR/A+)
2,250,000	4.500		01/01/2048	2,142,500
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2024A (AMT) (NR/A+)
1,875,000	5.000		01/01/2036	1,980,484
2,500,000	5.000		01/01/2037	2,628,198
2,500,000	5.000		01/01/2038	2,614,789
5,500,000	5.500		01/01/2053	5,774,952
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2024B (NON-AMT) (NR/A+)
1,850,000	5.000		01/01/2040	1,971,342
500,000	5.000		01/01/2041	528,348
City of Chicago O’Hare International Airport General Airport Senior Lien Refunding RB Series 2024D (NON-AMT) (NR/A+)
1,200,000	5.000		01/01/2039	1,299,940
1,000,000	5.000		01/01/2040	1,071,715
1,600,000	5.000		01/01/2042	1,686,996
1,900,000	5.000		01/01/2043	1,998,216
1,460,000	5.000		01/01/2044	1,531,822
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Amt Series 2016G (AMT) (NR/A+)
4,880,000	5.000		01/01/2042	4,903,949
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue and RR Bonds Series 2018A (AMT) (NR/A+)
5,660,000	5.000		01/01/2053	5,662,885

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)

City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2016B (NR/A+)
$4,250,000	5.000%	01/01/2033	$4,294,296
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2022D (NR/A+)
2,500,000	4.000	01/01/2042	2,399,358
City of Chicago O’Hare International Airport General Airport Senior Lien RR Bonds Series 2016B (NON-AMT) (NR/A+)
2,000,000	5.000	01/01/2041	2,011,158
City of Chicago Second Lien Wastewater Transmission RB Refunding Series 2024B (BAM) (NR/AA)
2,420,000	5.000	01/01/2032	2,665,200
City of Chicago Second Lien Wastewater Transmission RB, Refunding Series 2023B (AGM) (NR/AA)
3,350,000	5.000	01/01/2035	3,631,648
1,300,000	5.000	01/01/2036	1,400,931
200,000	5.000	01/01/2037	214,392
1,660,000	5.000	01/01/2038	1,769,481
City of Chicago Second Lien Water Revenue Refunding Bonds Series 2004 (NR/A+)
1,645,000	5.000	11/01/2026	1,694,999
City of Springfield Illinois Senior Lien Electric Revenue Refunding Bonds Series of 2024 (BAM) (A3/AA)
19,000,000	5.000	03/01/2039	20,478,208
17,785,000	5.000	03/01/2040	19,019,928
Cook County Community School District No. 97 Oak Park GO Bonds Series 2020 (Aa2/NR)
200,000	4.000	01/01/2029	204,553
145,000	4.000	01/01/2030	147,953
Cook County High School District No. 209 Proviso Township GO Bonds Limited Tax School Series 2018 B (AGM) (NR/AA)
10,350,000	5.500	12/01/2036	10,993,271
Cook County Sales Tax RB Series 2018 (NR/AA-)
3,500,000	4.000	11/15/2037	3,463,897
County of Cook Sales Tax RB Refunding Series 2021 A (NR/AA-)
3,750,000	4.000	11/15/2039	3,603,681
County of Will Illinois GO Bonds Series 2019 (Aa1/AA+)
1,500,000	4.000	11/15/2047	1,347,042
District of Greater Chicago Metropolitan Water Reclamation GO UT Bonds 2016 Series E (NR/AA+)
7,520,000	5.000	12/01/2045	7,640,649
Eastern Illinois Economic Development Authority, Illinois Business District RB Remington Road & I-57 Business District Series 2023 (NR/NR)
615,000	5.000	11/01/2033	615,070
Forest Preserve District of Will County Illinois GO Limited Tax Bonds Series 2024 (Aa1/NR)
1,000,000	5.000	12/15/2040	1,072,942
1,000,000	5.000	12/15/2041	1,066,502
1,000,000	5.000	12/15/2042	1,058,903
Illinois Finance Authority Lease RB Provident Group-Uic Grenshaw Parking Properties Llc– University of Illinois Chicago Parking Structure Project Series 2025A (Aa2/NR)
2,585,000	5.250	10/01/2049	2,731,578
7,100,000	5.250	10/01/2054	7,470,212
Illinois Finance Authority RB for Columbia College Chicago Series 2019 (NR/BBB-)
1,320,000	5.000	12/01/2034	1,276,296
1,695,000	5.000	12/01/2039	1,578,810

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)

Illinois Finance Authority RB for Cook County School District No. 73 East Prairie Series 2018 (BAM) (A1/AA)
$2,325,000	4.000%		12/01/2036	$2,326,573
1,420,000	4.000		12/01/2037	1,397,760
4,230,000	4.000		12/01/2042	4,070,023
Illinois Finance Authority RB for Cook County School District No. 95 Brookfield Series 2018 (Aa2/NR)
500,000	4.000		12/01/2038	500,559
400,000	4.000		12/01/2040	397,032
1,085,000	4.000		12/01/2042	1,053,120
Illinois Finance Authority RB for Depaul College Prep Foundation Series 2023A (NR/BB+)
1,235,000	5.500	(c)	08/01/2043	1,300,859
Illinois Finance Authority RB for Dominican University Series 2022 (NR/BBB-)
1,000,000	5.000		03/01/2040	944,214
685,000	5.000		03/01/2042	638,635
Illinois Finance Authority RB for DuPage County Community High School District No. 99 Downers Grove Series 2020 A (NR/AA+)
3,740,000	4.000		12/15/2033	3,764,880
1,700,000	4.000		12/15/2034	1,702,614
1,395,000	4.000		12/15/2035	1,379,306
2,750,000	3.000		12/15/2036	2,517,242
2,000,000	3.000		12/15/2037	1,792,795
Illinois Finance Authority RB for Mercy Health Corporation Series 2016 (A2/NR)
15,205,000	5.000		12/01/2046	15,040,681
Illinois Finance Authority RB for Northwestern Memorial Healthcare Obligation Group Series 2017 A (Aa2/AA+)
24,305,000	4.000		07/15/2047	21,520,298
Illinois Finance Authority RB for Plymouth Place Series 2022A (NR/NR)
685,000	5.500		05/15/2026	688,853
725,000	5.500		05/15/2027	732,660
765,000	5.500		05/15/2028	777,199
Illinois Finance Authority RB for Roosevelt University Series 2019 A (NR/NR)
9,600,000	6.125	(c)	04/01/2049	9,544,454
Illinois Finance Authority RB Refunding for American Water Capital Corp. Project Series 2020 (NON-AMT) (Baa1/A) (PUTABLE)
1,000,000	3.875	(a)(b)	05/01/2040	984,994
Illinois Finance Authority RB Refunding for Christian Homes, Inc. Obligated Group Series 2021 B (NR/NR)
1,645,203	3.250	*	05/15/2027	1,200,998
Illinois Finance Authority RB Refunding for Edward Elmhurst Healthcare Obligation Group Series 2018 A (NR/AA-)
4,000,000	4.250	(d)	01/01/2028	4,161,189
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (NR/NR)
875,000	4.000		05/15/2027	868,539
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (Ba2/NR)
750,000	5.000		09/01/2026	754,341
500,000	5.000		09/01/2027	504,243
500,000	5.000		09/01/2028	504,509
1,600,000	5.000		09/01/2030	1,611,898
1,000,000	5.000		09/01/2031	1,003,134

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)

Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (Ba2/NR) – (continued)
$1,000,000	5.000%		09/01/2032	$1,000,040
1,035,000	5.000		09/01/2033	1,028,508
1,150,000	5.000		09/01/2034	1,135,081
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (Baa3/A-)
900,000	4.000		09/01/2041	801,052
4,100,000	5.000		09/01/2046	4,126,809
Illinois Finance Authority RB Refunding for Lawndale Educational & Regional Network Charter School Obligated Group Series 2021 (NR/BBB)
650,000	4.000		11/01/2041	590,128
Illinois Finance Authority RB Refunding for Plymouth Place Obligated Group Series 2021 A (NR/NR)
375,000	5.000		05/15/2041	354,151
Illinois Finance Authority RB Refunding for University of Chicago Series 2018 A (Aa2/AA-)
3,025,000	5.000		10/01/2041	3,073,703
Illinois Finance Authority RB Refunding for University of Chicago Series 2021 A (Aa2/AA-)
1,380,000	5.000		10/01/2037	1,542,212
Illinois Finance Authority RB Series 2021 (NR/BB+)
375,000	4.000	(c)	10/01/2042	324,817
Illinois Finance Authority RB The University of Chicago Series 2024A (Aa2/AA-)
625,000	5.250		04/01/2041	680,749
735,000	5.250		04/01/2042	792,358
900,000	5.250		04/01/2043	963,759
1,300,000	5.250		04/01/2044	1,384,025
1,600,000	5.250		04/01/2045	1,696,592
Illinois Finance Authority RB, Columbia College Chicago, Series 2019 (NR/BBB-)
1,000,000	5.000		12/01/2049	871,763
Illinois Finance Authority Revenue Refunding Bonds Bradley University Project Series 2024 (NR/BBB+)
1,000,000	5.000		08/01/2029	1,046,612
Illinois Finance Authority Revenue Refunding Bonds Noble Network of Charter Schools Series 2025A (NR/BBB)
735,000	5.000		09/01/2034	769,292
770,000	5.000		09/01/2035	802,409
1,000,000	5.000		09/01/2036	1,037,436
1,280,000	5.000		09/01/2037	1,322,751
1,345,000	5.000		09/01/2038	1,385,742
Illinois Finance Authority Tax-Exempt Surface Freight Transfer Facilities RB for Centerpoint Joliet Terminal Railroad Project Series 2020 (NR/BBB+)
6,000,000	4.125	(a)(b)(c)	12/01/2050	5,897,655
Illinois Housing Development Authority RB 2024 Series C (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
3,765,000	4.250		10/01/2039	3,731,284
3,000,000	4.700		10/01/2044	2,986,137
Illinois Housing Development Authority RB 2025 Series A (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
9,500,000	4.750	(e)	10/01/2045	9,447,602
Illinois Housing Development Authority RB Social Bonds 2024 Series I (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
6,545,000	4.450		10/01/2044	6,405,832

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)

Illinois Sales Tax Securitization Corp. RB Refunding Second Lien Series 2020 A (NR/A+)
$1,230,000	5.000%		01/01/2036	$1,299,217
5,290,000	4.000		01/01/2038	5,194,132
Illinois Sales Tax Securitization Corp. RB Refunding Series 2018 C (NR/A+)
5,985,000	5.000		01/01/2027	6,173,492
9,605,000	5.000		01/01/2028	10,074,637
11,610,000	5.000		01/01/2029	12,343,772
Illinois Sport Facilities Authority Sport Facilities Refunding Bonds Series 2021 (NR/BBB+)
1,500,000	5.000		06/15/2030	1,557,705
Illinois Sports Facilities Authority Refunding Bonds Series 2014 (AGM) (NR/AA)
4,160,000	5.000		06/15/2027	4,188,154
Illinois Sports Facilities Authority Sports Facilities Refunding Bonds Series 2021 (NR/BBB+)
480,000	5.000		06/15/2032	492,839
Illinois State GO Bonds Series 2017 A (A3/A-)
375,000	4.500		12/01/2041	365,549
Illinois State GO Bonds Series 2017 D (A3/A-)
2,000,000	5.000		11/01/2025	2,021,620
13,250,000	5.000		11/01/2026	13,624,620
25,670,000	5.000		11/01/2028	26,671,602
Illinois State GO Bonds Series 2018 A (A3/A-)
16,380,000	5.000		05/01/2031	17,033,436
1,760,000	5.000		05/01/2042	1,782,677
1,760,000	5.000		05/01/2043	1,778,187
Illinois State GO Bonds Series 2019 C (A3/A-)
3,980,000	4.000		11/01/2042	3,628,270
Illinois State GO Bonds Series 2020 (A3/A-)
1,525,000	5.500		05/01/2039	1,610,899
4,240,000	5.750		05/01/2045	4,487,561
Illinois State GO Refunding Bonds Series 2016 (AGM) (A1/AA)
1,185,000	4.000		02/01/2031	1,191,206
Illinois State GO Refunding Bonds Series 2018 B (A3/A-)
2,340,000	5.000		10/01/2031	2,442,550
Illinois State Taxable Pension Funding GO Bonds Series 2003 (A3/A-)
11,454,118	5.100		06/01/2033	11,432,050
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Bds Mc Cormick Place Expansion 2002 A (AGM-CR NATL) (A1/AA)
10,360,000	0.000	(g)	12/15/2040	5,127,719
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Bonds McCormick Place Expansion 2002 A (NATL) (Baa2/A)
1,670,000	0.000	(g)	12/15/2029	1,401,521
Metropolitan Pier & Exposition Authority Dedicated State Tax RB for McCormick Place Expansion Series 2002A (NATL) (Baa2/A)
2,000,000	0.000	(g)	06/15/2034	1,366,603
1,860,000	0.000	(g)	06/15/2038	1,021,555
Metropolitan Pier & Exposition Authority Mccormick Place Expansion Project Refunding Bonds Series 2024A (NR/A)
4,050,000	5.000		06/15/2029	4,212,656
Metropolitan Pier & Exposition Authority Mccormick Place Expansion Project Refunding Bonds Series 2024B (NR/A)
8,310,000	4.000		12/15/2026	8,407,759
1,725,000	4.000		12/15/2027	1,752,466

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)

Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL) (Baa2/A)
$6,920,000	0.000	%(g)	12/15/2032	$5,108,864
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL) (Baa2/A)
1,370,000	0.000	(g)	12/15/2031	1,057,727
2,190,000	0.000	(g)	06/15/2033	1,574,219
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2010 B1 (AGM) (A1/AA)
3,000,000	0.000	(g)	06/15/2044	1,198,832
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 A (NR/A)
2,000,000	0.000	(g)	12/15/2056	383,781
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (NR/A)
2,000,000	5.000		12/15/2028	2,082,289
300,000	5.000		12/15/2032	309,773
600,000	5.000		12/15/2033	618,393
500,000	5.000		12/15/2034	514,288
1,260,000	0.000	(h)	12/15/2037	949,617
3,500,000	0.000	(h)	12/15/2042	2,526,698
3,850,000	0.000	(h)	12/15/2047	2,707,620
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (AGM) (A1/AA)
18,150,000	0.000	(g)	12/15/2056	3,704,883
Metropolitan Pier and Exposition Authority McCormick Place Expansion Project Refunding Bonds Series 2022A (NR/A)
5,355,000	4.000		06/15/2052	4,548,972
Regional Transportation Authority Illinois GO Bonds Series 2016 A (Aa3/AA)
2,730,000	4.000		06/01/2046	2,520,419
Regional Transportation Authority Illinois GO Refunding Bonds Series 2017 A (NR/AA)
4,855,000	5.000		07/01/2029	5,053,215
Sales Tax Securitization Corp Bonds Series 2018C (NR/A+)
2,705,000	5.000		01/01/2026	2,744,333
Sales Tax Securitization Corp. Second Lien Sales Tax Securitization Bonds Series 2020A (NR/A+)
3,535,000	5.000		01/01/2026	3,586,403
4,000,000	5.000		01/01/2027	4,125,976
11,000,000	5.000		01/01/2028	11,537,846
4,280,000	5.000		01/01/2029	4,550,503
Sales Tax Securitization Corp. Second Lien Sales Tax Securitization Bonds Series 2021A (NR/A+)
2,000,000	5.000		01/01/2026	2,029,082
7,500,000	5.000		01/01/2029	7,974,013
Sales Tax Securitization Corporation Second Lien Sales Tax Securitization Bonds, Refunding Series 2023C (Forward Delivery) (NR/A+)
1,000,000	5.000		01/01/2035	1,091,214
Sales Tax Securitization Corporation Second Lien Sales Tax Securitization Bonds, Refunding Series 2023C Forward Delivery (NR/A+)
100,000	5.000		01/01/2036	108,576

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)

School District Number 135 Cook County Illinois Orland Park GO Limited Tax School Bonds Series 2025 (NR/AA+)
$1,625,000	5.000%		12/01/2027	$1,709,959
1,125,000	5.000		12/01/2028	1,201,742
1,175,000	5.000		12/01/2029	1,271,230
South Sangamon Water Commission GO Refunding Bonds for Alternative Revenue Source Series 2020 (AGM) (A3/AA)
1,000,000	4.000		01/01/2032	1,006,433
325,000	4.000		01/01/2033	325,894
475,000	4.000		01/01/2034	474,316
420,000	4.000		01/01/2035	417,315
470,000	4.000		01/01/2037	459,475
Southwestern Ill Dev Authority Local Govt Revenue Bonds Edwardsville Cusd #7 2007 (AGM) (NR/AA)
6,055,000	0.000	(g)	12/01/2025	5,924,675
State of Illinois Build Illinois Bonds Sales Tax RB Junior Obligation Series C of March 2025 (NR/A)
5,000,000	5.000		06/15/2043	5,243,971
State of Illinois GO Bonds Series 2016 (A3/A-)
1,115,000	3.500		06/01/2031	1,079,604
State of Illinois GO Bonds Series 2017 A (A3/A-)
1,455,000	4.250		12/01/2040	1,388,549
State of Illinois GO Bonds Series 2017 D (A3/A-)
925,000	3.250		11/01/2026	924,083
State of Illinois GO Bonds Series 2017C (A3/A-)
12,830,000	5.000		11/01/2029	13,301,077
State of Illinois GO Bonds Series 2017D (A3/A-)
10,000,000	5.000		11/01/2027	10,424,511
State of Illinois GO Bonds Series 2019B (A3/A-)
2,000,000	4.000		11/01/2034	1,960,801
State of Illinois GO Bonds Series 2020 (A3/A-)
3,000,000	5.500		05/01/2030	3,173,404
State of Illinois GO Bonds Series 2021A (A3/A-)
4,195,000	4.000		03/01/2041	3,910,365
State of Illinois GO Bonds Series 2022A (A3/A-)
875,000	5.500		03/01/2047	908,260
State of Illinois GO Bonds Series 2023B (A3/A-)
3,000,000	5.500		05/01/2047	3,118,657
State of Illinois GO Bonds Series of May 2024B (A3/A-)
7,220,000	5.000		05/01/2040	7,588,143
6,415,000	5.000		05/01/2041	6,716,313
State of Illinois GO Bonds, Series of May 2023B (A3/A-)
1,760,000	5.250		05/01/2038	1,876,060
2,195,000	5.250		05/01/2039	2,328,631
2,700,000	5.250		05/01/2040	2,847,508
State of Illinois GO Refunding Bonds Series 2018A (A3/A-)
500,000	5.000		10/01/2028	526,205
State of Illinois GO Refunding Bonds Series of October 2024 (A3/A-)
3,350,000	5.000		02/01/2039	3,548,448
State of Illinois GO Unlimited Bonds Series 2017 A (A3/A-)
1,500,000	4.000		12/01/2033	1,485,440
10,700,000	4.250		12/01/2037	10,401,832
State of Illinois GO Unlimited Refunding Bonds Series 2018 B (A3/A-)
5,100,000	5.000		10/01/2027	5,308,769
State of Illinois RB Refunding Series 2016 C (BAM-TCRS) (NR/AA)
5,580,000	4.000		06/15/2028	5,597,285

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)

State of Illinois Sales Tax RB Junior Obligation Series C (NR/A)
$11,365,000	5.000%		06/15/2044	$11,840,629
Upper Illinois River Valley Development Authority Educational Facility RB for Elgin Math & Science Academy Charter School Project Series 2023A (Ba3/NR)
2,200,000	5.625	(c)	03/01/2043	2,216,518
Upper Illinois River Valley Development Authority RB Refunding for Prairie Crossing Charter School Series 2020 (NR/NR)
160,000	4.000	(c)	01/01/2031	154,676
1,050,000	5.000	(c)	01/01/2045	999,833
Village of Hillside Illinois Tax Increment RB Refunding Series 2018 (NR/NR)
2,300,000	5.000		01/01/2030	2,309,617
Village of Morton Grove Tax Increment Senior Lien RB for Sawmill Station Redevelopment Project Series 2019 (NR/NR)
1,000,000	4.250		01/01/2029	975,269
Village of Romeoville GO Refunding Bonds Series 2019 (Aa2/NR)
3,055,000	5.000		12/30/2027	3,225,769
3,235,000	5.000		12/30/2028	3,470,152
Village of Romeoville RB Refunding for Lewis University Series 2018 B (NR/BBB)
210,000	4.125		10/01/2041	178,697
1,420,000	4.125		10/01/2046	1,170,921
Will County Community High School District No. 210 Lincoln-Way GO Refunding Bonds Series 2020 (AGM) (A1/AA)
650,000	4.000		01/01/2034	642,249

				1,018,957,798

Indiana - 0.6%

Brownsburg 1999 School Building Corporation AD Valorem Property Tax First Mortgage Bonds, Series 2024B (ST INTERCEPT) (NR/AA+)
2,210,000	5.000		07/15/2040	2,367,791
3,750,000	5.000		07/15/2042	3,972,687
City of Mishawaka RB for Sewerage Works Series 2018 (AGM) (NR/AA)
1,845,000	2.000		09/01/2038	1,416,504
City of Valparaiso Indiana Exempt Facilities Refunding RB Pratt Paper LIC Project Series 2024 (NR/NR)
2,550,000	4.875	(c)	01/01/2044	2,547,609
Indiana Finance Authority CHF - Tippecanoe, LLC - Student Housing Project Student Housing RB Series 2023A (NR/BBB-)
1,550,000	5.125		06/01/2058	1,551,925
Indiana Finance Authority Economic Development Refunding RB Republic Services Inc. Project Series 2010A (AMT) (NR/BBB+/A-2) (PUTABLE)
6,000,000	3.850	(a)(b)	05/01/2028	5,998,686
Indiana Finance Authority Educational Facilities RB for Marian University, Inc. Series 2019 A (NR/BBB)
540,000	5.000		09/15/2034	546,502
680,000	5.000		09/15/2039	671,300
445,000	4.000		09/15/2044	366,382
Indiana Finance Authority Environmental Improvement Revenue Refunding Bonds Series 2021A (B1/BB-)
4,915,000	4.125		12/01/2026	4,920,110
Indiana Finance Authority First Lien Wastewater Utility RB Refunding for CWA Authority Project Series 2023A (Aa3/AA)
1,250,000	5.000		10/01/2035	1,378,766

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Indiana – (continued)

Indiana Finance Authority First Lien Wastewater Utility RB Refunding for CWA Authority Project Series 2023A (Aa3/AA) – (continued)
$1,000,000	5.000%		10/01/2036	$1,097,404
1,000,000	5.000		10/01/2037	1,091,941
75,000	5.000		10/01/2038	81,533
Indiana Finance Authority First Lien Wastewater Utility RB Refunding for CWA Authority Project Series 2024A forward Delivery (Aa3/AA)
1,000,000	5.000		10/01/2040	1,078,516
1,500,000	5.000		10/01/2041	1,600,832
1,700,000	5.000		10/01/2043	1,792,998
1,600,000	5.000		10/01/2044	1,682,324
1,250,000	5.000		10/01/2045	1,310,757
Indiana Finance Authority Health Facility RB Series 2024 (A3/A-)
800,000	5.000		03/01/2039	841,412
925,000	5.000		03/01/2040	965,368
600,000	5.000		03/01/2041	622,235
4,000,000	4.250		03/01/2049	3,716,940
Indiana Finance Authority RB for BHI Senior Living Series 2016A (NR/NR)
1,675,000	5.250		11/15/2046	1,681,534
Indiana Finance Authority RB for Goshen Health Obligated Group Series 2019 B (NR/BBB+)
2,300,000	2.100	(a)(b)	11/01/2049	2,234,159
Indiana Finance Authority RB for KIPP Indianapolis, Inc. Series 2020 A (Ba1/NR)
185,000	4.000		07/01/2030	180,407
300,000	5.000		07/01/2040	298,287
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 B (Baa3/NR)
2,110,000	3.000		11/01/2030	2,010,249
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 C (Baa3/NR)
2,350,000	3.000		11/01/2030	2,238,902
Indiana Finance Authority RB Refunding for BHI Senior Living Obligated Group Series 2021 B (NR/NR)
360,000	2.450		11/15/2025	354,226
465,000	2.520		11/15/2026	446,298
610,000	2.920		11/15/2027	576,685
850,000	3.210		11/15/2028	793,088
880,000	3.260		11/15/2029	804,268
670,000	3.300		11/15/2030	598,105
Indiana Finance Authority Student Housing RB Prg Uindy Properties Llc Series 2025 (NR/BB)
850,000	5.250		07/01/2045	831,579
Indiana Housing & Community Development Authority Multifamily Housing RB Sunrise Crossing Series 2024 (Aaa/NR)
3,085,000	3.300	(a)(b)	01/01/2045	3,081,329
South Bend Redevelopment Authority Lease Rental RB of 2024 (NR/AA)
2,850,000	4.000		08/01/2039	2,692,214
2,855,000	4.000		08/01/2040	2,674,319
3,080,000	4.000		08/01/2041	2,833,569
3,210,000	4.000		08/01/2042	2,920,620
1,400,000	4.250		08/01/2043	1,306,298

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Indiana – (continued)

Town of Upland Economic Development RB for Taylor University Project Series 2021 (NR/A-)
$1,300,000	4.000%		09/01/2033	$1,301,682

				71,478,340

Iowa - 0.7%

City of Coralville GO Annual Appropriation Refunding Bonds Series 2022C (NR/NR)
11,195,000	5.000		05/01/2042	10,791,824
City of Davenport GO Corporate Bonds Series 2019 IA (Aa2/AA)
1,060,000	4.000		06/01/2031	1,077,333
City of Waterloo Black Hawk County Iowa GO Capital Loan Notes Series 2024D (Aa2/NR)
3,650,000	4.500		06/01/2027	3,705,751
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds for Iowa Fertilizer Company Project Series 2022 (#Aaa/AA+)
12,550,000	5.000	(a)(b)(d)	12/01/2032	14,149,452
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds Series 2022 (#Aaa/AA+)
8,800,000	4.000	(a)(b)(d)	12/01/2032	9,325,609
4,700,000	5.000	(d)	12/01/2032	5,298,998
Iowa Finance Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 A-1 (NR/NR)
1,700,000	4.000		05/15/2055	1,395,393
2,300,000	5.000		05/15/2055	2,182,988
Iowa Finance Authority RB for Lifespace Communities, Inc. Series 2016A (NR/NR)
3,825,000	5.000		05/15/2047	3,755,530
Iowa Finance Authority RB for Lifespace Communities, Inc. Series 2018A (NR/NR)
7,175,000	5.000		05/15/2043	7,143,782
5,400,000	5.000		05/15/2048	5,285,963
Iowa Finance Authority Single Family Mortgage Bonds 2024 Series C (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/AAA)
5,750,000	4.500		07/01/2044	5,644,218
Iowa Higher Education Loan Authority Private College Facility RB Series 2022 (Baa1/BBB+)
925,000	5.375		10/01/2052	943,993
Iowa Higher Education Loan Authority Private College Facility RB University of Dubuque Project Series 2025 (NR/BBB-)
3,350,000	5.250		10/01/2040	3,419,287
1,250,000	5.000		10/01/2045	1,186,306
Iowa Tobacco Settlement Authority RB Refunding Series 2021 B-1 (NR/BBB+)
785,000	4.000		06/01/2049	740,759

				76,047,186

Kansas - 0.2%

City of Manhattan RB Refunding for Meadowlark Hills Retirement Community Obligated Group Series 2021 A (NR/NR)
825,000	4.000		06/01/2036	757,913
City of Topeka Health Care Facilities RB for Brewster Place Series 2022A (NR/NR)
1,750,000	6.500		12/01/2052	1,782,063
City of Wichita Health Care Facilities RB for Presbyterian Manors Obligated Group Series III-2019 (NR/NR)
1,060,000	5.000		05/15/2025	1,059,524

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Kansas – (continued)

City of Wichita Health Care Facilities RB Presbyterian Manors, Inc. Series III, 2019 (NR/NR)
$1,110,000	5.000%		05/15/2026	$1,110,264
Kansas Development Finance Authority Multifamily Housing RB Terrace Pointe Series 2024K-2 (Aaa/NR)
835,000	5.000	(a)(b)	09/01/2028	868,941
Salina Airport Authority GO Bonds 2023B (AGM-CR) (Aa3/AA)
3,565,000	4.000		09/01/2036	3,491,280
Unified School District No. 500 Wyandotte County GO Improvement Bonds Series 2016-A (A1/AA-)
15,850,000	5.250	(d)	09/01/2026	16,397,954

				25,467,939

Kentucky - 1.5%

City of Henderson Exempt Facilities RB for Pratt Paper, LLC Project Series 2022A (NR/NR)
1,925,000	4.450	(c)	01/01/2042	1,856,421
City of Henderson Exempt Facilities RB for Pratt Paper, LLC Project Series 2022B (NR/NR)
1,740,000	3.700	(c)	01/01/2032	1,704,983
City of Henderson, Kentucky Exempt Facilities RB Pratt Paper KY, LLC Project Series 2022A (NR/NR)
525,000	4.700	(c)	01/01/2052	496,107
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2006 B (A1/A)
4,525,000	2.125		10/01/2034	3,542,711
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2008 A (A1/A)
6,100,000	2.000		02/01/2032	5,091,039
County of Owen Water Facilities Refunding RB Series 2020 (NON-AMT) (Baa1/A) (PUTABLE)
1,000,000	3.875	(a)(b)	06/01/2040	988,178
Fayette County School District Finance Corp. School Building RB Series 2023A (ST INTERCEPT) (Aa3/AA-)
4,145,000	4.000		03/01/2045	3,800,388
4,400,000	4.000		03/01/2048	4,006,632
Kenton County KY School District Financial Coporation School Building RB 2016 B (BAM-TCRS ST INTERCEPT) (Aa3/AA)
1,000,000	3.000		04/01/2030	969,208
Kentucky Bond Development Corp. RB Refunding for Transylvania University Series 2021 A (NR/A-)
280,000	4.000		03/01/2046	245,030
330,000	4.000		03/01/2049	280,757
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (A1/AA)
3,200,000	4.000		06/01/2037	3,108,924
400,000	4.000		06/01/2045	365,283
Kentucky Economic Development Finance Authority RB Series 2019A-2 (A3/A-)
1,675,000	5.000		08/01/2044	1,690,658
Kentucky Interlocal School Transportation Association Kista Equipment Lease Certificates of Participation Series of 2024 (ST INTERCEPT) (Aa3/NR)
1,060,000	4.000		03/01/2026	1,069,053
995,000	4.000		03/01/2027	1,012,358

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Kentucky – (continued)

Louisville & Jefferson County Metropolitan Government Health System RB for Norton Healthcare, Inc. Series 2016 A (NR/A)
$2,000,000	4.000%		10/01/2034	$1,938,790
Louisville & Jefferson County Metropolitan Government RB Refunding for Louisville Gas & Electric Co. Series 2003 A (A1/A)
17,250,000	2.000		10/01/2033	14,042,920
Louisville & Jefferson County Metropolitan Sewer District RB Refunding for Kentucky Sewer & Drainage System Series 2018 A (Aa3/AA)
10,000,000	4.000		05/15/2038	9,773,942
Louisville Jefferson County Metro Government Health System RB for Norton Healthcare Series 2023A (NR/A)
3,600,000	5.000		10/01/2040	3,804,079
2,455,000	5.000		10/01/2041	2,570,022
830,000	5.000		10/01/2042	863,036
Louisville Jefferson County Metro Government Health System RB Series 2016A (Norton Healthcare, Inc.) (NR/A)
2,125,000	5.000		10/01/2033	2,160,342
Public Energy Authority of Kentucky Gas Supply RB Series 2020A (A1/NR)
32,050,000	4.000	(a)(b)	12/01/2050	32,186,363
Public Energy Authority of Kentucky Gas Supply RB Series 2022 A-1 (A1/NR)
17,730,000	4.000	(a)(b)	08/01/2052	17,670,541
Public Energy Authority of Kentucky Gas Supply Revenue Refunding Bonds 2025 Series A (A1/NR)
25,000,000	5.250	(a)(b)	06/01/2055	26,415,517
Public Energy Authority of Kentucky Gas Supply RR Bonds 2023 Series A-1 (Fixed Rate) 2023 (A1/NR)
5,750,000	5.250	(a)(b)	04/01/2054	6,178,485
Public Energy Authority of Kentucky Gas Supply RR Bonds 2024 Series B (A1/NR)
14,000,000	5.000	(a)(b)	01/01/2055	14,695,208
University of Kentucky General Receipts Refunding Bonds Series 2015 A (ST INTERCEPT) (Aa2/AA+)
3,260,000	4.000		04/01/2026	3,262,883

				165,789,858

Louisiana - 1.5%

Calcasieu Parish Memorial Hospital Service District RB for Southwest Louisiana Healthcare System Obligated Group Series 2019 (NR/BB)
4,155,000	5.000		12/01/2025	4,174,214
3,555,000	5.000		12/01/2027	3,597,198
1,600,000	5.000		12/01/2028	1,624,302
City of New Orleans Sewerage Service RB Series 2020 B (AGM) (NR/AA)
310,000	4.000		06/01/2036	312,391
285,000	4.000		06/01/2037	285,510
310,000	4.000		06/01/2038	307,216
400,000	4.000		06/01/2039	393,022
Department of Water and Power of The City of Los Angeles Power System Variable Rate Demand RB 2021 Subseries A-2 (A2/A)
4,820,000	4.000		10/01/2041	4,469,685
Greater New Orleans Expressway Commission Toll Revenue Subordinate Lien Bonds Series 2017 (AGM) (NR/AA)
1,250,000	5.000		11/01/2042	1,257,131

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Louisiana – (continued)

Juban Crossing Economic Development District Revenue and Refunding Bonds for General Infrastructure Projects Series 2024C (NR/A-)
$1,700,000	5.000%		09/15/2038	$1,790,481
Lakeshore Villages Master Community Development District Special Assessment Series 2019 (NR/NR)
2,540,000	3.750	(c)	06/01/2030	2,435,135
5,070,000	4.375	(c)	06/01/2048	4,293,109
Lakeshore Villages Master Community Development District Special Assessment Series 2021 (NR/NR)
245,000	2.375		06/01/2026	239,554
Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment RB for Louisiana Insurance Guaranty Association Project Series 2022B (A1/NR)
1,935,000	5.000		08/15/2026	1,985,431
Louisiana Local Government Environmental Facilities & Community Development Authority RB for Downsville Community Charter School Project Series 2023 (NR/NR)
1,690,000	6.500	(c)	06/15/2038	1,736,819
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for City of Shreveport Series 2008 (NR/BBB+)
16,840,000	5.000	(c)	04/01/2035	17,037,346
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue and Refunding RB for Christwood Project Series 2024 (NR/NR)
1,725,000	5.000	(c)	11/15/2037	1,741,422
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds for Westlake Chemical Corp. Project Series 2017 (Baa2/BBB+)
18,260,000	3.500		11/01/2032	17,435,738
Louisiana Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2007A (A3/NR)
7,110,000	4.150		09/01/2027	7,156,190
Louisiana Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2013A (NON-AMT) (A3/NR) (PUTABLE)
6,325,000	4.200	(a)(b)	09/01/2033	6,318,822
Louisiana Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2013C (NON-AMT) (A3/NR) (PUTABLE)
7,900,000	4.200	(a)(b)	09/01/2034	7,883,026
Louisiana Public Facilities Authority RB for Geo Academies Mid-City Project Series 2022 (NR/NR)
320,000	5.625	(c)	06/01/2037	326,243
Louisiana Public Facilities Authority RB for Jefferson Rise Charter School Project Series 2022A (NR/NR)
400,000	6.000	(c)	06/01/2037	401,410
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (NR/A)
1,295,000	4.000		06/01/2050	1,149,137
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (AGM) (NR/AA)
3,530,000	3.000		06/01/2050	2,559,725

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Louisiana – (continued)

Louisiana Public Facilities Authority RB for Louisiana State University & Agricultural & Mechanical College Auxiliary Greenhouse Phase III Project Series 2019 A (A3/NR)
$900,000	4.000%		07/01/2044	$812,102
Louisiana Public Facilities Authority RB Refunding for Loyola University New Orleans Series 2021 (Baa1/BBB)
1,625,000	4.000		10/01/2036	1,562,214
1,000,000	4.000		10/01/2037	952,224
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2017 (A3/A)
3,695,000	4.000		05/15/2042	3,549,953
600,000	5.000		05/15/2046	603,317
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)
870,000	4.000	(c)	06/01/2031	822,822
1,235,000	4.000	(c)	06/01/2041	1,022,766
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)
490,000	4.000	(c)	06/01/2031	463,428
1,225,000	4.000	(c)	06/01/2041	1,014,485
Louisiana Public Facilities Authority Revenue Refunding Bonds for Ochsner Clinic Foundation Project Series 2017 (A3/A)
3,750,000	5.000		05/15/2042	3,783,452
Louisiana Public Facilities Authority Senior Lien RB for I-10 Calcasieu River Bridge Public-Private Partnership Project Series 2024 (AMT) (Baa3/NR)
39,265,000	5.500		09/01/2054	40,766,348
Louisiana Stadium and Exposition District Senior RB, Tax-Exempt Series 2023A (A2/NR)
2,250,000	5.000		07/01/2035	2,452,113
1,400,000	5.000		07/01/2036	1,520,642
200,000	5.000		07/01/2037	216,007
1,425,000	5.000		07/01/2038	1,531,160
New Orleans Aviation Board General Airport Revenue Refunding Bonds Series 2024B (AMT) (A2/NR)
5,790,000	5.250		01/01/2041	6,136,264
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-1 (A2/A-) (PUTABLE)
7,210,000	4.050	(a)(b)	06/01/2037	7,259,950

				165,379,504

Maine - 0.3%

City of Portland General Airport RB Refunding Green Bonds Series 2019 (Baa1/A-)
800,000	3.000		01/01/2027	791,565
300,000	5.000		01/01/2028	314,531
225,000	5.000		01/01/2029	239,083
270,000	5.000		01/01/2030	289,965
370,000	5.000		01/01/2031	396,865
810,000	5.000		01/01/2032	862,718
890,000	5.000		01/01/2033	944,638
620,000	5.000		01/01/2034	656,019
City of Portland, Maine General Airport Refunding RB Series 2016 (NON-AMT) (Baa1/A-)
1,295,000	5.000		01/01/2038	1,300,468
Finance Authority of Maine RB Refunding for Supplemental Education Loan Series 2019 A-1 (AMT) (AGM) (Aa3/AA)
450,000	5.000		12/01/2025	454,470
1,530,000	5.000		12/01/2026	1,555,182
1,500,000	5.000		12/01/2027	1,546,588
1,000,000	5.000		12/01/2028	1,036,755

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Maine – (continued)

Maine Health & Higher Educational Facilities Authority RB for Maine Medical Center Series 2020 A (A1/A+)
$200,000	4.000%		07/01/2045	$183,365
Maine Health & Higher Educational Facilities Authority RB for MaineHealth Series 2020A (A1/A+)
6,785,000	4.000		07/01/2050	5,928,403
Maine Health & Higher Educational Facilities Authority RB Refunding for Northern Light Health Obligated Group Series 2021 A (AGM ST INTRCPT ST RES BD GTY) (Aa3/AA)
500,000	2.500		07/01/2029	487,904
Maine Health and Higher Educational Facilities Authority RB Series 2024A (AGC) (Aa3/AA)
3,775,000	4.250		07/01/2054	3,541,091
Maine State Housing Authority Mortgage Purchase Bonds 2022 Series F (Aa1/AA+)
2,000,000	4.850		11/15/2042	1,954,583
2,110,000	4.950		11/15/2047	2,110,891
Maine State Housing Authority Mortgage Purchase Bonds 2024 Series B (Aa1/AA+)
3,700,000	4.650		11/15/2049	3,636,066
Maine State Housing Authority Mortgage Purchase Bonds 2024 Series C (HUD SECT 8) (Aa1/AA+)
5,045,000	4.550		11/15/2044	4,994,009

				33,225,159

Maryland - 1.0%

Baltimore County RB for Riderwood Village Facility Series 2020 (NR/NR)
155,000	4.000		01/01/2036	151,406
900,000	4.000		01/01/2039	857,055
Baltimore Maryland Special Obligation Refunding for Baltimore Research Park Project Series 2017 A (NR/NR)
425,000	4.000		09/01/2027	424,728
650,000	4.500		09/01/2033	645,746
City of Baltimore Project RB for Stormwater Projects Series 2019A (Aa2/AA-)
4,465,000	5.000		07/01/2049	4,564,119
City of Baltimore Tax Allocation Refunding for Harbor Point Special Taxing District Project Series 2019 A (NR/NR)
125,000	2.800	(c)	06/01/2025	124,733
135,000	2.850	(c)	06/01/2026	133,323
175,000	2.950	(c)	06/01/2027	171,175
190,000	3.050	(c)	06/01/2028	184,632
200,000	3.150	(c)	06/01/2029	192,767
300,000	3.375	(c)	06/01/2029	287,490
200,000	3.200	(c)	06/01/2030	191,263
200,000	3.250	(c)	06/01/2031	189,740
250,000	3.300	(c)	06/01/2032	235,023
270,000	3.350	(c)	06/01/2033	252,071
City of Brunswick Special Tax Refunding for Brunswick Crossing Special Taxing District Series 2019 (NR/NR)
945,000	4.000		07/01/2029	930,401
City of Gaithersburg Economic Development Project RB for Asbury Maryland Obligated Group Series 2022 (NR/NR)
1,675,000	5.000		01/01/2037	1,699,267
Community Development Administration Maryland Department of Housing and Community Development RB Series 2024 D (NON-AMT) (FHA 542(C)) (Aa2/NR)
8,250,000	4.450		07/01/2044	8,038,458

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Maryland – (continued)

Community Development Administration Multifamily Development RB Sustainability Bonds for Villages at Marley Station Series 2024 D-2 (Cash-Collateralized) (Aaa/NR)
$3,480,000	3.300%		01/01/2029	$3,472,037
County of Baltimore RB Refunding for Oak Crest Village, Inc. Series 2020 (NR/NR)
440,000	4.000		01/01/2038	421,336
370,000	4.000		01/01/2039	350,885
1,330,000	4.000		01/01/2040	1,244,536
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (NR/NR)
615,000	4.000		01/01/2032	615,042
530,000	4.000		01/01/2033	527,900
450,000	4.000		01/01/2034	445,282
150,000	4.000		01/01/2035	147,565
1,380,000	4.000		01/01/2037	1,338,668
1,045,000	4.000		01/01/2038	1,003,629
1,725,000	4.000		01/01/2040	1,622,976
Frederick County Maryland Special Tax for Lake Linganore Village Community Development Series 2001 A (AGC) (NR/AA)
355,000	5.700		07/01/2029	355,630
Frederick County Maryland Tax Allocation Refunding for Oakdale-Lake Linganore Development District Series 2019 B (NR/NR)
1,410,000	3.750		07/01/2039	1,257,712
Frederick County Urbana Community Development Authority Special Tax Refunding Series 2020 B (NR/NR)
235,000	4.000		07/01/2040	218,180
Hagerstown Stadium Authority Multi-Use Sports and Events Facility Lease RB Series 2022A (Aa2/NR)
1,990,000	5.000		06/01/2040	2,126,705
2,085,000	5.000		06/01/2041	2,216,440
2,190,000	5.000		06/01/2042	2,317,879
Howard County Consolidated Public Improvement Refunding Bonds 2017 Series D (Aaa/AAA)
2,355,000	5.000		02/15/2027	2,449,874
Maryland Economic Development Corp. Adjustable Mode Revenue Refunding Bonds for Constellation Energy Group Inc. Project Series 2006B (Baa1/BBB+) (PUTABLE)
1,625,000	4.100	(a)(b)	10/01/2036	1,654,987
Maryland Economic Development Corp. Private Activity RB for Purple Line Light Rail Project Series 2022A (Baa3/NR)
3,230,000	5.000		11/12/2028	3,272,046
Maryland Economic Development Corp. RB for Ports America Chesapeake LLC Project Series 2019 A (AMT) (Baa2/NR)
1,000,000	5.000		06/01/2049	1,003,367
Maryland Economic Development Corp. RB for United States Social Security Administration Series 2021 (Ba2/NR)
5,430,000	3.997		04/01/2034	3,847,444
Maryland Health & Higher Educational Facilities Authority RB for Adventist Healthcare Obligated Group Series 2016 A (Baa3/NR)
12,975,000	5.500		01/01/2046	13,045,877
Maryland Health & Higher Educational Facilities Authority RB for Maryland Institute College of Art Issue Series 2024 (NR/NR)
1,750,000	5.250		06/01/2042	1,782,379
3,125,000	5.500		06/01/2047	3,205,280
Maryland Health & Higher Educational Facilities Authority RB for St. John’s College Series 2020 (NR/A-)
390,000	4.000		10/01/2025	390,551

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Maryland – (continued)

Maryland Health & Higher Educational Facilities Authority RB Refunding for Frederick Health, Inc. Obligated Group Series 2020 (Baa1/NR)
$800,000	3.250%		07/01/2039	$635,433
350,000	4.000		07/01/2040	323,358
750,000	4.000		07/01/2045	668,128
Maryland Health & Higher Educational Facilities Authority RB Refunding for St. John’s College Series 2020 (NR/A-)
425,000	4.000		10/01/2027	429,702
440,000	4.000		10/01/2028	445,316
355,000	4.000		10/01/2029	358,754
475,000	4.000		10/01/2030	478,242
795,000	3.000		10/01/2034	712,194
475,000	4.000		10/01/2040	438,467
Maryland Health and Higher Educational Facilities Authority RB Adventist Healthcare Issue Series 2020 (Baa3/NR)
865,000	4.000		01/01/2038	813,918
Maryland Health and Higher Educational Facilities Authority RB Imagine Andrews Public Charter School Issue Series 2022A (NR/NR)
650,000	5.500	(c)	05/01/2042	635,529
Maryland Health and Higher Educational Facilities Authority RB Loyola University Maryland Issue Series 2025 (A3/A-)
6,275,000	5.000		10/01/2050	6,471,789
Maryland Health and Higher Educational Facilities Authority RB Monocacy Montessori Communities Issue Series 2023 (NR/NR)
250,000	5.250	(c)	07/01/2033	255,841
300,000	5.875	(c)	07/01/2043	305,066
Maryland Health and Higher Educational Facilities Authority RB University of Maryland Medical System Issue Series 2025A (A2/A)
6,000,000	5.250		07/01/2052	6,263,687
Maryland Stadium Authority Baltimore City Public Schools Construction and Revitalization Program Revenue Bonds Series 2022C (ST INTERCEPT) (Aa3/AA-)
10,300,000	0.000	(g)	05/01/2051	2,761,313
10,300,000	0.000	(g)	05/01/2052	2,619,604
Mayor and City Council of Baltimore City of Baltimore, Maryland Convention Center Hotel Revenue Refunding Bonds, Series 2017 (NR/B+)
3,000,000	5.000		09/01/2032	3,023,518
1,250,000	5.000		09/01/2035	1,254,085
Mayor and City Council of Baltimore Subordinate Special Obligation RB for Harbor Point Project Series 2022 (NR/NR)
390,000	4.500		06/01/2033	391,339
675,000	4.875		06/01/2042	675,581
Prince George County Special Obligation Bonds Series 2018 (NR/NR)
3,295,000	5.125	(c)	07/01/2039	3,303,529
State of Maryland GO Bonds for State & Local Facilities Loan Series 2022A (Aaa/AAA)
10,000,000	5.000		06/01/2037	10,911,252

				113,783,249

Massachusetts - 1.5%

Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2023 Series D (Aa1/AA+)
50,000,000	5.000		10/01/2050	52,211,005

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Massachusetts – (continued)

Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2023, Series A (Aa1/AA+)
$2,240,000	5.000%		05/01/2053	$2,322,262
Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2024 Series A (Aa1/AA+)
4,545,000	5.000		01/01/2049	4,751,504
Massachusetts Bay Transportation Authority Subordinated Sales Tax Bonds 2021 Series A (Aa3/AA+)
10,000,000	4.000		07/01/2051	9,171,810
Massachusetts Development Finance Agency RB for CHF Merrimack, Inc. Issue, Merrimack College Student Housing Project Series 2024A (NR/BB)
900,000	5.000	(c)	07/01/2044	912,547
Massachusetts Development Finance Agency RB for Harvard University Series 2016 A (Aaa/AAA)
5,000,000	5.000		07/15/2036	5,795,918
Massachusetts Development Finance Agency RB for Linden Ponds, Inc. Series 2018 (NR/NR)
1,200,000	5.000	(c)	11/15/2028	1,245,152
Massachusetts Development Finance Agency RB for Tufts Medicine Issue Series 2024 E (NR/BBB-)
15,575,000	8.500		10/01/2026	15,723,997
Massachusetts Development Finance Agency RB Refunding for Carleton-Willard Homes, Inc. Series 2019 (NR/A-)
225,000	4.000		12/01/2042	199,381
245,000	5.000		12/01/2042	245,587
Massachusetts Development Finance Agency RB Refunding for Milford Regional Medical Center Obligated Group Series 2020 G (NR/BBB+)
125,000	5.000		07/15/2025	125,766
Massachusetts Development Finance Agency RB Refunding for Wellforce Obligated Group Series 2020 C (AGM) (NR/AA)
425,000	5.000		10/01/2029	455,017
325,000	5.000		10/01/2030	351,446
450,000	5.000		10/01/2031	485,620
400,000	5.000		10/01/2032	427,631
500,000	5.000		10/01/2033	530,078
450,000	5.000		10/01/2034	473,014
Massachusetts Development Finance Agency Refunding RB Emerson College Issue Series 2025 (NR/BBB+)
11,060,000	5.250		07/01/2050	11,515,180
Massachusetts Development Finance Agency Refunding RB Emerson College Issue Series 2025 (Baa2/BBB+)
1,500,000	5.000		01/01/2036	1,600,247
1,200,000	5.000		01/01/2037	1,275,584
1,220,000	5.250		01/01/2038	1,317,766
900,000	5.250		01/01/2042	948,015
800,000	5.250		01/01/2045	835,659
Massachusetts Development Finance Agency Sustainability RB for Boston Medical Center Issue Series 2023 G (Baa2/BBB)
665,000	5.000		07/01/2025	667,761
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (NR/BBB-)
425,000	5.000		07/01/2038	425,527
2,250,000	5.000		07/01/2039	2,236,825
Massachusetts Housing Finance Agency Single Family Housing RB Series 242 (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
550,000	4.200		12/01/2040	545,950

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Massachusetts – (continued)

Massachusetts School Building Authority Senior Dedicated Sales Tax Bonds 2016 Series B (Aa1/AA+)
$3,500,000	5.000%		11/15/2039	$3,558,250
Massachusetts School Building Authority Subordinated Dedicated Sales Tax Bonds 2018 Series B (Aa2/AA)
10,735,000	4.000		02/15/2041	10,331,625
The Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2018 Series E (Aa1/AA+)
7,525,000	5.250		09/01/2043	7,801,875
The Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2022, Series C (Aa1/AA+)
2,760,000	5.000		10/01/2052	2,857,605
The Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2024 Series I (Aa1/AA+)
20,000,000	5.000		12/01/2051	20,884,024

				162,229,628

Michigan - 2.4%

City of Detroit Downtown Development Authority Tax Increment Revenue Refunding Bonds Series 2024 (NR/BBB+)
7,100,000	5.000		07/01/2048	7,272,720
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)
50,843,183	4.000	(b)	04/01/2044	40,634,660
City of Detroit GO Bonds Series 2020 (Baa2/BBB)
275,000	5.000		04/01/2025	275,000
290,000	5.000		04/01/2026	294,591
615,000	5.000		04/01/2027	634,153
645,000	5.000		04/01/2028	674,091
455,000	5.000		04/01/2029	480,520
710,000	5.000		04/01/2030	756,392
City of Detroit GO Bonds Series 2021 A (Baa2/BBB)
1,365,000	5.000		04/01/2030	1,454,191
2,280,000	5.000		04/01/2036	2,386,695
250,000	5.000		04/01/2038	259,784
1,500,000	5.000		04/01/2039	1,555,127
City of Detroit GO Bonds Series 2021 B (Baa2/BBB)
500,000	2.511		04/01/2025	500,000
675,000	2.711		04/01/2026	663,471
City of Detroit Tax Exempt UT GO Bonds, Series 2023A Social Bonds (Baa2/BBB)
1,750,000	5.250		05/01/2025	1,752,434
1,250,000	5.250		05/01/2026	1,274,720
City of Detroit, County of Wayne, State of Michigan Unlimited Tax GO Bonds, Series 2021A (Tax-Exempt) (Social Bonds) (Baa2/BBB)
1,880,000	5.000		04/01/2037	1,960,847
City of Detroit, County of Wayne, UT GO Social Bonds Series 2021A (Tax Exempt) (Baa2/BBB)
1,250,000	5.000		04/01/2035	1,314,252
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)
2,556,114	4.000	(b)	04/01/2044	2,042,886
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (Aa3/AA) (3M USD SOFR + 0.60%)
11,250,000	3.663	(f)	07/01/2032	11,089,187
Great Lakes Water Authority Sewage Disposal System RR Senior Lien Bonds Series 2018B (Aa3/AA-)
5,125,000	5.000		07/01/2029	5,551,663

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Michigan – (continued)

Great Lakes Water Authority Water Supply System Revenue Refunding Senior Lien Bonds Series 2016C (Aa3/AA-)
$10,525,000	5.250%		07/01/2035	$10,707,014
Great Lakes Water Authority Water Supply System RR Senior Lien Bonds, Series 2016C (Aa3/AA-)
17,775,000	5.250		07/01/2034	18,097,325
Ivywood Classical Academy Public School Academy Bonds, Series 2023 (NR/NR)
1,000,000	5.875		01/01/2044	1,004,561
Kentwood Economic Development Corp. RB Refunding for Holland Home Obligated Group Series 2022 (NR/NR)
460,000	4.000		11/15/2031	444,240
Lansing Board of Water and Light City of Lansing Michigan Utility System Revenue and Revenue Refunding Bonds Series 2024A (Aa3/AA-)
10,000,000	5.250		07/01/2054	10,587,025
Michigan Finance Authority Act 38 Facilities Senior RB for The Henry Ford Health Detroit South Campus Central Utility Plant Project Series 2024 (Green Bonds) (A3/NR)
1,850,000	5.500		02/28/2049	1,973,565
Michigan Finance Authority Higher Education Facilities Limited Obligation Revenue Refunding Bonds for Lawrence Technology University Series 2022 (NR/BBB-)
645,000	4.000		02/01/2042	555,906
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A2/A)
3,700,000	4.000		11/15/2050	3,332,613
Michigan Finance Authority Hospital RB for McLaren Health Care Corp. Obligated Group Series 2019 A (A1/NR)
6,380,000	4.000		02/15/2047	5,727,184
13,070,000	4.000		02/15/2050	11,388,916
Michigan Finance Authority Hospital RB for Trinity Health Corporation 2013Mi-3 (NR/NR) (PUTABLE)
14,970,000	3.750	(a)	12/01/2038	15,246,701
Michigan Finance Authority Local Government Loan Program RB for Detroit Water & Sewage Department Water Supply System Project Series 2015C (A1/A+)
3,000,000	5.000		07/01/2034	3,010,035
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2015 D-2 (A1/A+)
2,100,000	5.000		07/01/2034	2,106,708
Michigan Finance Authority RB Refunding for Hanley International Academy, Inc. Series 2021 (NR/BB+)
870,000	3.500		09/01/2030	820,868
Michigan Finance Authority RB Refunding for Kettering University Series 2020 (NR/NR)
450,000	4.000		09/01/2045	367,685
3,350,000	4.000		09/01/2050	2,606,254
Michigan Finance Authority Tobacco Settlement Asset-Backed Bonds Series 2020A-2 (NR/BBB+)
6,600,000	5.000		06/01/2040	6,746,150
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-1 Class 2 (NR/BBB+)
745,000	5.000		06/01/2049	746,770
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-2 Class 2 (NR/NR)
101,825,000	0.000	(g)	06/01/2065	10,446,318

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Michigan – (continued)

Michigan State Housing Development Authority Multifamily Housing RB Series 2025 (Aaa/NR)
$985,000	3.350	%(a)(b)	09/01/2027	$986,845
Michigan State Housing Development Authority Rental Housing RB 2024 Series A (NON-AMT) (HUD SECT 8) (NR/AA+)
1,000,000	4.450		10/01/2044	978,104
Michigan State Housing Development Authority Single-Family Mortgage RB Social Bonds 2024 Series D (NON-AMT) (Aa2/AA+)
2,000,000	4.000		12/01/2039	1,921,468
4,500,000	4.350		12/01/2044	4,356,587
4,250,000	4.450		12/01/2049	4,121,850
Michigan Strategic Fund Limited Obligation RB DTE Electric Company Exempt Facilities Project, Collateralized Series 2023DT (Aa3/A)
7,350,000	3.875	(a)(b)	06/01/2053	7,339,500
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (AGM) (A1/AA)
24,500,000	4.250		12/31/2038	23,390,522
Michigan Strategic Fund RB Refunding for DTE Electric Co. Series 1995 (Aa3/A)
7,500,000	1.450		09/01/2030	6,322,166
Michigan Strategic Fund RB Refunding for DTE Electric Co. Series 2008 (Aa3/A)
7,175,000	1.350		08/01/2029	6,260,248
Michigan Tobacco Settlement Finance Authority Tobacco Settlement Asset Backed RB Series C (NR/NR)
40,075,000	0.000	(g)	06/01/2058	1,244,934
Universal Academy RB Refunding Series 2021 (NR/BBB-)
180,000	2.000		12/01/2026	173,966
500,000	4.000		12/01/2031	487,957
1,100,000	4.000		12/01/2040	1,002,165
Van Buren Public Schools Michigan GO Unlimited Refunding Bonds Series 2019 (Q-SBLF) (NR/AA)
2,485,000	4.000		11/01/2026	2,525,060
2,585,000	4.000		11/01/2027	2,644,672
Warren Consolidated School District Unlimited Tax GO Refunding Bonds for School Building and Site Bonds Series 2016 (Q-SBLF) (NR/AA)
3,705,000	5.000		05/01/2027	3,782,581
Warren Consolidated Schools GO Bonds Series 2016 (Q-SBLF) (NR/AA)
1,145,000	5.000		05/01/2025	1,146,894
1,215,000	5.000		05/01/2026	1,242,921
Washtenaw County Ypsilanti Community Schools GO Refunding Bonds Series 2020 (Q-SBLF) (NR/AA)
580,000	2.019		05/01/2025	578,888
Wayne County Airport Authority RB for Detroit Metropolitan Wayne County Airport Series 2017 B (A1/A)
400,000	5.000		12/01/2033	410,617
1,065,000	5.000		12/01/2034	1,091,112
650,000	5.000		12/01/2035	664,648
800,000	5.000		12/01/2036	816,296
880,000	5.000		12/01/2037	895,880

				263,129,103

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Minnesota - 0.2%

City of Independence RB for Global Academy, Inc. Series 2021 A (NR/BB)
$1,315,000	4.000%		07/01/2031	$1,260,134
City of Minneapolis GO Green Bonds Series 2019 (NR/AAA)
2,390,000	2.000		12/01/2029	2,171,263
2,940,000	2.000		12/01/2030	2,606,711
City of St Cloud RB Refunding for CentraCare Health System Obligated Group Series 2019 (A2/NR)
675,000	5.000		05/01/2048	688,189
City of Woodbury RB Refunding for Math & Science Academy Series 2020 A (NR/BB)
310,000	3.000		12/01/2030	279,330
Duluth Economic Development Authority Health Care Facilities RB (St. Luke’s Hospital of Duluth Obligated Group) Series 2022A (NR/AA-)
450,000	5.000		06/15/2031	488,238
580,000	5.000		06/15/2033	629,754
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital of Duluth Obligated Group Series 2022A (NR/AA-)
500,000	4.000		06/15/2034	511,098
Duluth Economic Development Authority Health Care Facilities RB Refunding for Essentia Health Obligated Group Series 2018 A (NR/A-)
2,160,000	4.250		02/15/2048	1,940,756
Duluth Economic Development Authority RB Refunding for Benedictine Health System Obligated Group Series 2021 A (NR/NR)
400,000	3.000		07/01/2025	398,037
360,000	3.000		07/01/2026	352,461
Duluth Independent School District No. 709 COPS Refunding Series 2019 B (SD CRED PROG) (Aa1/NR)
350,000	5.000		02/01/2028	367,509
Minnesota Higher Education Facilities Authority RB Refunding for Bethel University Project Series 2017 (NR/BB+)
500,000	5.000		05/01/2047	450,248
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (Baa3/NR)
165,000	4.000		12/01/2026	164,774
165,000	4.000		12/01/2027	163,027
205,000	4.000		12/01/2028	200,999
125,000	4.000		12/01/2029	121,449
250,000	4.000		12/01/2030	240,253
170,000	4.000		12/01/2031	161,476
Minnesota Municipal Gas Agency Commodity Supply RB Series 2022 (Aa1/NR)
5,650,000	4.000		12/01/2026	5,707,442
Minnesota State Trunk Highway GO Refunding Bonds Series 2017 E (Aaa/AAA)
1,680,000	3.000		10/01/2029	1,656,227
State of Minnesota GO State Various Purpose Bonds Series 2015A (Aaa/AAA)
5,500,000	5.000		08/01/2035	5,517,217

				26,076,592

Mississippi - 0.2%

Lowndes County Solid Waste Disposal and Pollution Control Refunding RB Series 2022 (Baa2/BBB) (PUTABLE)
9,500,000	2.650	(a)(b)	04/01/2037	9,320,497

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Mississippi – (continued)

Mississippi Development Bank Special Obligation Bonds Series 2021 (NR/BB)
$660,000	5.000	%(c)	10/01/2025	$661,283
750,000	5.000	(c)	10/01/2026	756,793
700,000	5.000	(c)	10/01/2027	707,777
950,000	5.000	(c)	10/01/2028	962,761
700,000	5.000	(c)	10/01/2029	709,735
175,000	5.000	(c)	10/01/2030	177,331
1,400,000	5.000	(c)	10/01/2031	1,420,217
Mississippi Home Corp. Single Family Mortgage RB Series 2025A (GNMA/FNMA/FHLMC) (Aaa/NR)
7,780,000	4.800	(e)	12/01/2045	7,806,778
Mississippi Home Corporation Multifamily Housing RB for Woodcrest Apartments Project Series 2024-1 (Aaa/NR) (PUTABLE)
1,675,000	5.000	(a)(b)	11/01/2028	1,747,380
Mississippi State GO Bonds Series 2015 F (Aa2/AA)
1,000,000	4.000	(d)	11/01/2025	1,006,950

				25,277,502

Missouri - 0.6%

Cape Girardeau County IDA Health Facilities RB for Southeast HEALTH Obligated Group Series 2021 (A1/A+)
1,200,000	4.000		03/01/2041	1,163,879
City of Poplar Bluff COPS Series 2021 (NR/BBB+)
875,000	2.500		10/01/2041	566,947
1,060,000	2.625		10/01/2046	638,748
City of St. Louis IDA Tax Increment Financing RB for St. Louis Innovation District Project Series 2022 (NR/NR)
1,650,000	5.000		05/15/2041	1,647,048
Health and Educational Facilities Authority of The State of Missouri Health Facilities RB Bjc Health System Series 2025A (Aa2/AA)
5,500,000	4.000		04/01/2045	5,070,919
Health and Educational Facilities Authority of The State of Missouri Health Facilities RB Wright Memorial Hospital Series 2019 (NR/NR)
355,000	5.000		09/01/2029	360,627
Health and Educational Facilities Authority of The State of Missouri Senior Living Facilities RB Lutheran Senior Services Projects Series 2024A (NR/NR)
800,000	5.000		02/01/2032	848,309
515,000	5.000		02/01/2033	548,105
555,000	5.000		02/01/2034	591,339
I-470 Western Gateway Transportation Development District RB Series 2019 A (NR/NR)
600,000	4.500	(c)	12/01/2029	597,080
Kansas City Industrial Development Authority RB for Kansas City International Airport Series 2019 C (A2/A)
2,000,000	5.000		03/01/2033	2,110,798
3,200,000	5.000		03/01/2034	3,368,467
Kansas City Industrial Development Authority Special Obligation Bonds for Kansas City International Airport Series 2019 A (A2/A)
4,865,000	5.000		03/01/2033	5,046,007
5,000,000	5.000		03/01/2034	5,172,548
Metropolitan St. Louis Sewer District Wastewater System Improvement and Refunding RB Series 2017A (Aa1/AAA)
3,850,000	5.000		05/01/2047	3,915,014

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Missouri – (continued)

Missouri Health & Educational Facilities Authority RB for Kansas City Art Institute Series 2018 (NR/A-)
$2,585,000	5.000%		09/01/2043	$2,609,729
Missouri Health & Educational Facilities Authority RB Refunding for Bethesda Health Group, Inc. Obligated Group Series 2021 (NR/NR)
370,000	4.000		08/01/2036	342,408
475,000	4.000		08/01/2041	416,845
Missouri Health & Educational Facilities Authority RB Refunding for J.B. Wright & Trenton Trust Obligated Group Series 2019 (NR/NR)
860,000	5.000		09/01/2027	872,217
1,065,000	5.000		09/01/2031	1,065,178
Missouri Health & Educational Facilities Authority RB Refunding for Mosaic Health System Series 2019 A (A1/NR)
520,000	4.000		02/15/2037	520,141
615,000	4.000		02/15/2039	605,135
1,850,000	4.000		02/15/2044	1,771,753
Missouri Southern State University Auxiliary Enterprise System RB Refunding Series 2021 (NR/NR)
335,000	3.000		10/01/2026	329,422
875,000	4.000		10/01/2031	846,490
Missouri Southern State University Auxiliary System RB Series 2019 A (AGM) (NR/AA)
275,000	5.000		10/01/2030	293,313
Missouri Southern State University RB Series 2019 A (AGM) (NR/AA)
210,000	5.000		10/01/2026	215,312
210,000	5.000		10/01/2029	223,476
150,000	5.000		10/01/2032	158,951
240,000	4.000		10/01/2034	241,023
125,000	4.000		10/01/2035	125,332
150,000	4.000		10/01/2036	150,441
170,000	4.000		10/01/2037	169,183
145,000	4.000		10/01/2038	141,776
110,000	4.000		10/01/2039	106,180
Plaza at Noah’s Ark Community Improvement District RB Refunding Series 2021 (NR/NR)
250,000	3.000		05/01/2026	247,080
St. Louis Municipal Finance Corp. Leasehold RB for Convention Center Expansion and Improvement Projects Series 2020 (AGM) (A1/AA)
6,000,000	5.000		10/01/2049	6,047,930
State of Missouri Environmental Improvement and Energy Resources Authority Environmental Improvement RB Series 2008 (Baa1/A-) (PUTABLE)
4,250,000	3.500	(a)(b)	05/01/2038	4,243,513
State of Missouri Health & Educational Facilities Authority Health Facilities RB for Mosaic Health System Series 2019A (A1/NR)
460,000	4.000		02/15/2038	456,149
State of Missouri Health & Educational Facilities Authority Long Term Health Facilities RB for BJC Health System Series 2021B (Aa2/AA)
2,515,000	4.000	(a)(b)	05/01/2051	2,541,229
The Industrial Development Authority of The City of Kansas City Missouri Economic Activity Tax RB for Historic Northeast Redevelopment Plan Series 2024A-1 (NR/NR)
1,500,000	5.000	(c)	06/01/2046	1,460,138

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Missouri – (continued)

The Industrial Development Authority of The City of Kansas City Missouri Economic Activity Tax RB for Historic Northeast Redevelopment Plan Series 2024A-1 (NR/NR) – (continued)
$2,250,000	5.000	%(c)	06/01/2054	$2,136,031
The Industrial Development Authority of The City of Kansas City, Missouri Airport Special Obligation Bonds (Kansas City International Airport Terminal Modernization Project) Series 2019B (AGM) (A1/AA)
2,775,000	5.000		03/01/2049	2,798,642
The Industrial Development Authority of The City of Lee’s Summit Missouri Senior Living Facilities RB John Knox Village Series 2024B-1 (NR/NR)
1,155,000	4.825		08/15/2047	1,155,948
The Industrial Development Authority of The City of Lee’s Summit Missouri Senior Living Facilities RB John Knox Village Series 2024B-2 (NR/NR)
1,160,000	4.325		08/15/2047	1,160,977
The Industrial Development Authority of The City of St. Louis Missouri Multifamily Housing RB The Brewery Apartments Series 2025 (Aaa/NR)
2,000,000	3.150	(a)(b)	04/01/2046	1,986,745
The Industrial Development Authority of the City of St. Louis Missouri Tax Increment and Special District RB Union Station Phase 2 Redevelopment Project Series 2024A (NR/NR)
335,000	4.875		06/15/2034	333,618
The Industrial Development Authority of The County of Taney, Missouri Sales Tax Revenue Improvement Bonds Big Cedar Infrastructure Project Series 2023 (NR/NR)
1,000,000	5.000	(c)	10/01/2033	983,631

				68,401,771

Montana - 0.2%

City of Billings RB for Sewer System Series 2017 (Aa3/NR)
575,000	5.000		07/01/2029	600,734
City of Forsyth Rosebud County Montana Pollution Control Revenue Refunding Bonds Puget Sound Energy Project Series 2013A Non-AMT (NR/A-)
10,130,000	3.900	(b)	03/01/2031	9,992,043
City of Forsyth, Rosebud County, Montana Pollution Control Revenue Refunding Bonds Northwestern Corporation Colstrip Project Series 2023 (A3/NR)
3,875,000	3.875		07/01/2028	3,920,944
Montana Board of Housing Multifamily Housing RB for Aurora Apartments Series 2024 (Aaa/NR)
1,675,000	3.320	(a)(b)	07/01/2046	1,673,107
Montana Board of Housing Single Family Mortgage Bonds 2024 Series B (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
1,500,000	4.400		12/01/2049	1,452,395
1,000,000	4.450		12/01/2053	949,528

				18,588,751

Nebraska - 0.2%
Nebraska Educational Health Cultural & Social Services Finance Authority RB Refunding for Immanuel Retirement Communities Obligated Group Series 2019 A (NR/NR)
415,000	4.000		01/01/2033	403,582
2,000,000	4.000		01/01/2035	1,919,066
1,250,000	4.000		01/01/2036	1,189,231
1,185,000	4.000		01/01/2037	1,117,491

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Nebraska – (continued)

Nebraska Educational Health Cultural & Social Services Finance Authority RB Refunding for Immanuel Retirement Communities Obligated Group Series 2019 A (NR/NR) – (continued)
$1,500,000	4.000%		01/01/2038	$1,394,504
2,000,000	4.000		01/01/2039	1,844,034
Nebraska Investment Finance Authority Single Family Housing RB 2025 Series A (GNMA/FNMA/FHLMC) (NR/AAA)
7,500,000	4.500		09/01/2045	7,338,457
Omaha Public Power District Electric System RB 2023 Series A (Aa2/AA)
2,755,000	5.250		02/01/2053	2,920,629
State of Nebraska State Highway Commission Highway Improvement RB Series 2025A (NR/AAA)
5,550,000	4.000		06/15/2041	5,382,830
1,950,000	4.000		06/15/2042	1,856,743

				25,366,567

Nevada - 0.7%

City of Las Vegas Special Improvement District No. 814 Special Assessment Series 2019 (NR/NR)
195,000	3.500		06/01/2025	194,822
180,000	3.500		06/01/2026	179,206
190,000	3.500		06/01/2027	188,305
135,000	3.500		06/01/2028	132,935
155,000	3.500		06/01/2029	149,837
160,000	3.250		06/01/2030	148,644
290,000	3.250		06/01/2031	264,172
385,000	3.500		06/01/2032	349,928
430,000	3.500		06/01/2033	386,008
930,000	3.500		06/01/2034	821,644
City of Las Vegas Special Improvement District No. 816 Special Assessment Series 2021 (NR/NR)
410,000	2.750		06/01/2033	348,671
730,000	2.750		06/01/2036	582,724
City of North Las Vegas Special Improvement District No. 64 Special Assessment Bonds Series 2019 (NR/NR)
230,000	4.250		06/01/2034	221,573
225,000	4.625		06/01/2043	210,650
365,000	4.625		06/01/2049	333,535
Clark County Pollution Control Refunding RB for Nevada Power Company Projects Series 2017 (A2/A) (PUTABLE)
1,300,000	3.750	(a)(b)	01/01/2036	1,299,361
Clark County School District GO Bonds Series 2018 A (A1/AA-)
3,745,000	5.000		06/15/2030	3,949,662
Clark County School District GO Bonds Series 2020 A (AGM) (A1/AA)
615,000	5.000		06/15/2033	662,229
850,000	5.000		06/15/2034	912,447
855,000	4.000		06/15/2038	845,878
950,000	4.000		06/15/2039	928,724
700,000	4.000		06/15/2040	679,131
Clark County School District, Nevada GO (Limited Tax) Building Bonds Series 2020A (AGM) (A1/AA)
105,000	5.000		06/15/2030	114,542
105,000	5.000		06/15/2032	113,451

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Nevada – (continued)

Clark County, Nevada Airport System Subordinate Lien Refunding RB (McCarran International Airport) Series 2019A (NON-AMT) (Aa2/AA-)
$2,600,000	5.000%		07/01/2026	$2,668,916
Director of The State of Nevada Department of Business and Industry Senior Subordinated Secured RB Brightline West Passenger Rail Project Series 2025A (NR/NR)
3,150,000	9.500	(a)(b)(c)	01/01/2065	3,138,076
Henderson Local Improvement District No. T-18 Limited Obligation RB Series 2016 (NR/NR)
1,595,000	4.000		09/01/2035	1,442,301
Henderson Nevada Local Improvement District No. T-18 (NR/NR)
1,205,000	4.000		09/01/2025	1,204,931
Humboldt County Pollution Control Refunding RB for Sierra
Pacific Power Company Projects Series 2016A (NON-AMT) (A3/A)
3,000,000	3.550		10/01/2029	3,012,491
Humboldt County Pollution Control Refunding RB for Sierra Pacific Power Company Projects Series 2016B (NON-AMT) (A3/A)
2,845,000	3.550		10/01/2029	2,849,345
Las Vegas Convention & Visitors Authority Convention Center Expansion RB Series 2018B (Aa3/AA-)
21,870,000	4.000		07/01/2049	19,187,876
Las Vegas Convention & Visitors Authority RB Refunding Series 2016 C (Aa3/AA-)
1,180,000	5.000		07/01/2026	1,212,711
Las Vegas Convention & Visitors Authority RB Refunding Series 2017 B (Aa3/AA-)
640,000	5.000		07/01/2026	657,742
Las Vegas Convention & Visitors Authority RB Series 2018 B (Aa3/AA-)
2,685,000	5.000		07/01/2043	2,747,408
Las Vegas Convention & Visitors Authority RB Series 2019 B (Aa3/AA-)
1,195,000	5.000		07/01/2027	1,248,941
Las Vegas Valley Water District GO LT Water Refunding Bonds Series 2021C (Aa1/AA+)
7,305,000	5.000		06/01/2025	7,331,846
Nevada Housing Division Multi-Unit Housing RB Carville Park Apartments Series 2024 (HUD SECT 8) (Aaa/NR)
1,535,000	5.000	(a)(b)	07/01/2028	1,593,377
State of Nevada GO Refunding Bonds for Capital Improvements & Cultural Affairs Series 2015 B (Aa1/AA+)
5,000,000	5.000		11/01/2026	5,008,236
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
1,700,000	5.000		07/01/2040	1,728,628
Washoe County Nevada Gas and Water Facilities Refunding RB Series 2016B (NON-AMT) (A3/A) (PUTABLE)
3,845,000	3.625	(a)(b)	03/01/2036	3,830,307
Washoe County Nevada Gas and Water Facilities Refunding RB Series 2016G (NON-AMT) (A3/A) (PUTABLE)
2,000,000	3.625	(a)(b)	03/01/2036	1,992,358

				74,873,569

New Hampshire - 0.7%

National Finance Authority Hospital RB Series 2021B (AGM) (A1/AA)
3,500,000	3.000		08/15/2046	2,785,893

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New Hampshire – (continued)

National Finance Authority Pollution Control Refunding RB for New York State Electric & Gas Corp. Project Series 2022A (Baa1/A-)
$8,635,000	4.000%		12/01/2028	$8,634,560
National Finance Authority Special RB Caldwell Ranch Project Brazoria and Fort Bend Counties Texas Series 2024 (NR/NR)
2,000,000	4.875	(c)	12/01/2033	1,976,052
New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (NR/NR)
4,700,000	4.000		01/01/2041	4,145,199
New Hampshire Health and Education Facilities Authority RB Dartmouth College Issue Series 2015A (Aa1/AAA)
2,410,000	3.300	(a)(b)	06/01/2040	2,416,635
New Hampshire Health and Education Facilities Authority RB Dartmouth College Issue Series 2015B (Aa1/AAA)
5,900,000	3.300	(a)(b)	06/01/2040	5,916,244
New Hampshire Health and Education Facilities Authority RB Refunding for Dartmouth-Hitchcock Obligation Group Series 2017 A (NR/A)
8,710,000	5.000		08/01/2032	8,996,063
1,135,000	5.000		08/01/2033	1,169,170
4,200,000	5.000		08/01/2034	4,323,438
7,085,000	5.000		08/01/2035	7,277,822
5,430,000	5.000		08/01/2036	5,570,369
5,975,000	5.000		08/01/2037	6,119,087
5,945,000	5.000		08/01/2038	6,073,464
2,535,000	5.000		08/01/2039	2,584,140
2,790,000	5.000		08/01/2040	2,832,216
New Hampshire Health and Education Facilities Authority RB, Dartmouth College Issue, Series 2017 (Aa1/AAA)
2,225,000	5.000		06/01/2028	2,378,019

				73,198,371

New Jersey - 3.7%

Atlantic City New Jersey Tax Appeal Refunding Bonds Series 2017 A (BAM ST AID WITHHLDG) (A2/AA)
250,000	5.000		03/01/2026	254,329
Atlantic County Improvement GO Lease RB for Stockton University Atlantic City Campus Project Series 2021A (AGM) (A1/AA)
3,840,000	4.000		07/01/2053	3,486,622
City of Hoboken GO Bonds for Open Space Bonds and General Improvement Bonds and Parking Utility Bonds Series 2022 (NR/AA+)
1,455,000	3.000		02/15/2049	1,113,931
1,455,000	3.000		02/15/2050	1,102,496
Essex County Improvement Authority RB for Friends of TEAM Academy Charter School Obligated Group Series 2021 (NR/ BBB)
470,000	4.000		06/15/2038	446,503
Hawthorne School District GO Bonds Series 2019 (BAM SCH BD RES FD) (NR/AA)
1,100,000	3.000		09/01/2034	1,022,451
1,350,000	3.000		09/01/2035	1,233,430
1,350,000	3.000		09/01/2036	1,213,396
1,350,000	3.000		09/01/2037	1,191,487
1,350,000	3.000		09/01/2038	1,166,840
1,100,000	3.000		09/01/2039	931,577

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New Jersey – (continued)

New Jersey Economic Development Authority RB for Provident Group - Kean Properties L.L.C. - Kean University Student Housing Project Series 2017 A (NR/BB-)
$500,000	5.000%		07/01/2032	$502,417
New Jersey Economic Development Authority RB for School Facilities Construction Series 2016 AAA (A2/A-)
4,000,000	5.500	(d)	12/15/2026	4,181,973
New Jersey Economic Development Authority RB for School Facilities Construction Series 2018 EEE (A2/A-)
5,805,000	5.000		06/15/2028	6,137,237
10,295,000	5.000		06/15/2029	10,931,597
New Jersey Economic Development Authority RB Refunding for Provident Group - Montclair Properties L.L.C. - Montclair University Student Housing Project Series 2017 (AGM) (A1/AA)
1,300,000	5.000		06/01/2042	1,310,532
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2018 FFF (A2/A-)
9,340,000	5.000		06/15/2029	9,917,545
New Jersey Economic Development Authority RB Refunding for The Seeing Eye, Inc. Project Series 2017 (NR/A+)
785,000	3.000		06/01/2032	742,461
1,545,000	5.000		06/01/2032	1,593,853
New Jersey Economic Development Authority School Facilities Construction Bonds 2016 Series AAA (A2/A-)
6,415,000	5.000	(d)	12/15/2026	6,653,778
New Jersey Economic Development Authority School Facilities Construction Refunding Bonds, 2024 Series SSS (A2/A-)
1,610,000	5.250		06/15/2036	1,791,933
1,675,000	5.250		06/15/2038	1,842,958
New Jersey Economic Development Authority School Facilities Construction Refunding Bonds, 2024 Series SSS Forward Delivery (A2/A-)
1,465,000	5.250		06/15/2037	1,622,721
1,675,000	5.250		06/15/2039	1,831,209
New Jersey Economic Development Authority Special Facility RB for Continental Airlines Project Series 1999 (Ba3/BB)
5,250,000	5.250		09/15/2029	5,255,419
New Jersey Economic Development Authority Special Facility RB for Continental Airlines Project Series 2000 (Ba3/BB)
2,600,000	5.625		11/15/2030	2,603,261
New Jersey Economic Development Authority Special Facility Revenue and Refunding Bonds Series 2017 (Baa2/NR)
10,000,000	5.000		10/01/2047	9,850,404
New Jersey Economic Development Authority State Lease RB for Juvenile Justice Commission Facilities Project Series 2018 C (A2/A-)
5,380,000	5.000		06/15/2037	5,491,532
New Jersey Economic Development Authority Tax Exempt Private Activity Bonds for Goethals Bridge Replacement Project Series 2013 (NR/A-)
10,325,000	5.375		01/01/2043	10,336,175
New Jersey Economic Development Authority Water Facilities Refunding RB New Jersey- American Water Company, Inc. Project Series 2020B Bonds (A1/A+) (PUTABLE)
4,850,000	3.750	(a)(b)	11/01/2034	4,830,745

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New Jersey – (continued)

New Jersey Educational Facilities Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2017 F (Caa1/BB)
$1,600,000	4.000%		07/01/2042	$1,133,527
New Jersey Educational Facilities Authority RB Refunding for The College of New Jersey Series 2016 F (A2/A)
1,250,000	3.000		07/01/2040	1,005,877
New Jersey Health Care Facilities Financing Authority Revenue and Refunding Bonds Inspira Health Obligated Group Issue Series 2024A (A2/NR)
4,375,000	4.125		07/01/2054	3,876,338
6,560,000	5.250		07/01/2054	6,990,394
New Jersey Housing & Mortgage Finance Agency Multi-Family RB 2021 Series B (NON-AMT) (HUD SECT 8) (HUD SECT 8) (NR/AA-)
1,910,000	0.900		11/01/2025	1,872,646
New Jersey State Transportation Trust Fund Authority Transportation System Bonds Series 2006C (AMBAC) (A2/A-)
19,370,000	0.000	(g)	12/15/2036	11,983,012
New Jersey Transportation Trust Fund Authority Bonds Series 2006 C (AMBAC) (A2/A-)
290,000	0.000	(g)	12/15/2025	283,663
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue Notes Series 2016A-1 (A3/A+)
2,200,000	5.000		06/15/2027	2,247,773
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (A2/A-)
4,805,000	0.000	(g)	12/15/2035	3,134,965
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2008 A (A2/A-)
3,000,000	0.000	(g)	12/15/2035	1,957,314
11,270,000	0.000	(g)	12/15/2038	6,276,353
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (A2/A-)
9,735,000	0.000	(g)	12/15/2026	9,224,210
1,325,000	0.000	(g)	12/15/2031	1,041,326
5,000,000	0.000	(g)	12/15/2036	3,093,189
1,495,000	0.000	(g)	12/15/2037	877,574
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (A2/A-)
755,000	5.000		06/15/2046	735,981
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL) (A2/A-)
20,405,000	0.000	(g)	12/15/2031	16,036,426
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2008 A (A2/A-)
26,425,000	0.000	(g)	12/15/2036	16,347,501
33,225,000	0.000	(g)	12/15/2037	19,503,265
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (A2/A-)
230,000	0.000	(g)	12/15/2033	165,576
30,275,000	0.000	(g)	12/15/2038	16,860,390
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2019 A (A2/A-)
1,620,000	5.000		12/15/2039	1,678,367

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New Jersey – (continued)

New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (A3/A+)
$735,000	5.000%		06/15/2030	$747,563
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (A2/A-)
2,905,000	4.000		12/15/2031	2,943,086
2,070,000	5.000		12/15/2032	2,171,371
7,775,000	5.000		12/15/2034	8,110,485
8,840,000	5.000		12/15/2035	9,196,531
3,455,000	5.000		12/15/2036	3,583,303
2,410,000	4.250		12/15/2038	2,338,221
New Jersey Transportation Trust Fund Authority RB Series 2016 (A3/A+)
2,435,000	5.000		06/15/2030	2,478,063
New Jersey Transportation Trust Fund Authority RB Series 2018 (A2/A-)
8,320,000	5.000		12/15/2033	8,703,104
New Jersey Transportation Trust Fund Authority RB Series 2020 AA (A2/A-)
120,000	3.000		06/15/2050	86,506
New Jersey Transportation Trust Fund Authority Transporattion System Bonds 2010 Series A (A2/A-)
5,000,000	0.000	(g)	12/15/2040	2,490,019
New Jersey Transportation Trust Fund Authority Transportation Program Bonds 2019 Series AA (NR/NR)
3,510,000	4.500	(d)	12/15/2028	3,721,117
New Jersey Transportation Trust Fund Authority Transportation Program Bonds 2019 Series AA (NR/A-)
6,490,000	4.500		06/15/2049	6,278,568
New Jersey Transportation Trust Fund Authority Transportation Program Bonds 2019 Series BB (A2/A-)
1,645,000	5.000		06/15/2032	1,727,916
New Jersey Transportation Trust Fund Authority Transportation Program Bonds 2020 Series AA (A2/A-)
4,600,000	4.000		06/15/2045	4,198,778
New Jersey Transportation Trust Fund Authority Transportation Program Bonds 2024 Series CC (A2/A-)
1,880,000	5.250		06/15/2050	1,968,556
9,320,000	5.250		06/15/2055	9,726,133
New Jersey Transportation Trust Fund Authority Transportation Program Bonds, 2023 Series AA (A2/A-)
4,675,000	4.250		06/15/2044	4,442,961
New Jersey Transportation Trust Fund Authority Transportation Program Notes 2014 Series BB-1 (A2/A-)
3,260,000	5.000		06/15/2032	3,424,320
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2014 BB-1 (A2/A-)
1,320,000	5.000		06/15/2030	1,396,432
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 AA (A2/A-)
3,060,000	5.000		06/15/2034	3,196,457
10,000,000	5.000		06/15/2037	10,354,872
3,000,000	5.250		06/15/2043	3,080,858
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 BB (A2/A-)
2,000,000	4.000		06/15/2044	1,837,649

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New Jersey – (continued)

New Jersey Transportation Trust Fund Authority Transportation RB Series 2009 A (A2/A-)
$6,255,000	0.000	%(g)	12/15/2032	$4,713,145
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2010 Series A (A2/A-)
3,190,000	0.000	(g)	12/15/2029	2,717,051
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2019 Series A (A2/A-)
2,500,000	5.000		12/15/2032	2,659,523
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2022 Series A (A2/A-)
3,000,000	4.000		06/15/2041	2,806,756
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2023 Series A (A2/A-)
4,550,000	4.250		06/15/2040	4,439,313
2,000,000	5.250		06/15/2041	2,142,014
3,000,000	5.250		06/15/2042	3,193,667
New Jersey Turnpike Authority RB Series 2024 A (A1/AA-)
5,000,000	5.000		01/01/2027	5,181,904
New Jersey Turnpike Authority Turnpike RB Series 2017 G (A1/AA-)
3,000,000	4.000		01/01/2043	2,902,324
New Jersey Turnpike Authority Turnpike RB Series 2022 B (A1/AA-)
1,400,000	4.500		01/01/2048	1,406,159
4,725,000	5.250		01/01/2052	4,989,907
New Jersey Turnpike Authority Turnpike RB Series 2024 C (A1/AA-)
16,750,000	5.000		01/01/2045	17,764,025
Passaic County Improvement Authority Charter School RB for Paterson Arts & Science Charter School Project Series 2023 (NR/BBB-)
900,000	5.375		07/01/2053	914,132
Passaic County Improvement Authority Charter School RB Paterson Charter School For Science and Technology Inc. Project Series 2025 (Baa3/NR)
575,000	4.125		07/01/2033	568,670
South Jersey Port Corp. Subordinated Marine Terminal RB Series 2017 B (A3/NR)
1,020,000	5.000		01/01/2037	1,036,251
South Jersey Transport Corp. Subordinated Marine Terminal RB Series 2017B (A3/NR)
5,585,000	5.000		01/01/2048	5,504,886
South Jersey Transportation Authority RB Refunding Series 2019 A (AGM) (A1/AA)
725,000	5.000		11/01/2033	766,946
South Jersey Transportation Authority Transportation System Revenue Refunding Bonds 2025 Series A (BAM) (Baa2/AA)
1,000,000	5.000		11/01/2039	1,065,991
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BB+)
17,440,000	5.000		06/01/2046	17,040,223
Union County Improvement Authority RB Aries Linden LLC Project Series 2019 (NR/NR)
6,455,000	6.750	(c)	12/01/2041	4,153,320

				411,085,555

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New Mexico – 0.3%

City of Farmington New Mexico Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico San Juan Project 2010 Series B (NON-AMT) (Baa2/BBB) (PUTABLE)
$2,975,000	3.875	%(a)(b)	06/01/2040	$2,977,000
City of Farmington New Mexico Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico San Juan Project 2010 Series C (NON-AMT) (Baa2/BBB) (PUTABLE)
2,570,000	3.875	(a)(b)	06/01/2040	2,571,727
City of Farmington New Mexico Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico San Juan Project 2010 Series E (NON-AMT) (Baa2/BBB) (PUTABLE)
3,800,000	3.875	(a)(b)	06/01/2040	3,802,554
City of Farmington Pollution Control Refunding RB 2005 Series A (A2/A-)
6,000,000	1.800		04/01/2029	5,358,698
City of Farmington, New Mexico Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico San Juan Project 2010 Series D (Baa2/BBB) (PUTABLE)
6,835,000	3.900	(a)(b)	06/01/2040	6,845,173
New Mexico Finance Authority Environmental Improvement RB for Enchantment Water, LLC Project Series 2024 Blue Circular Economy Bonds (NR/NR)
2,650,000	8.250	(c)	12/01/2045	2,649,438
New Mexico Mortgage Finance Authority Single Family Mortgage Program Class I Bonds 2024 Series C (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
3,670,000	4.700		09/01/2049	3,605,361
Village of Los Ranchos de Albuquerque RB Refunding for Albuquerque Academy Series 2020 (NR/A-)
175,000	4.000		09/01/2025	175,470
200,000	5.000		09/01/2029	212,646
450,000	5.000		09/01/2030	482,753
300,000	5.000		09/01/2031	320,734
350,000	5.000		09/01/2032	373,143
Winrock Town Center Tax Increment Development District 1 Senior Lien Gross Receipts Tax Increment Bonds Series 2022 (NR/NR)
633,000	3.750	(c)	05/01/2028	627,059
2,070,000	4.000	(c)	05/01/2033	1,972,588
2,845,000	4.250	(c)	05/01/2040	2,602,679

				34,577,023

New York - 8.8%

Allegany County Capital Resource Corp. RB Alfred University Project Series 2024 (NR/BBB+)
2,000,000	5.250		04/01/2049	2,011,075
1,925,000	5.250		04/01/2054	1,919,304
Allegany County Capital Resource Corp. RB for Alfred University Project Series 2024 (NR/BBB+)
1,255,000	5.250		04/01/2039	1,306,597
Brooklyn Arena Local Development Corp. Pilot RB Series 2009 (Ba1/NR)
1,800,000	0.000	(g)	07/15/2044	700,916
Brooklyn Arena Local Development Corp. Pilot Revenue Refunding Bonds for Barclays Center Series 2016A (Ba1/NR)
1,400,000	5.000		07/15/2042	1,411,505

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)

Build NYC Resource Corp. RB for Academic Leadership Charter School Project Series 2021 (NR/BBB-)
$110,000	4.000%		06/15/2025	$109,917
Build NYC Resource Corp. RB for Academic Leadership Charter School Series 2021 (NR/BBB-)
200,000	4.000		06/15/2027	200,682
200,000	4.000		06/15/2028	200,554
Build NYC Resource Corp. RB for Bay Ridge Preparatory School Project Series 2024 (NR/BB)
675,000	5.000	(c)	09/01/2039	672,790
525,000	5.000	(c)	09/01/2044	507,789
Build NYC Resource Corp. RB for Global Community Charter School Project Series 2022A (NR/B+)
725,000	5.000		06/15/2042	686,251
Build NYC Resource Corp. RB for Grand Concourse Academy Charter School Project Series 2022A (NR/BBB-)
600,000	5.000		07/01/2042	598,924
Build NYC Resource Corp. RB for Hellenic Classical Charter Schools Series 2021 A (NR/NR)
1,425,000	5.000	(c)	12/01/2041	1,328,765
Build NYC Resource Corp. RB for Kipp NYC Public School Facilities Canal West Project Series 2022 (NR/BBB-)
2,500,000	5.000		07/01/2042	2,532,421
Build NYC Resource Corp. RB for NEW World Preparatory Charter School Series 2021 A (NR/NR)
300,000	4.000	(c)	06/15/2031	289,797
425,000	4.000	(c)	06/15/2041	371,419
Build NYC Resource Corp. RB for Shefa School Series 2021 B (NR/NR)
2,465,000	4.000	(c)	06/15/2027	2,406,434
Build NYC Resource Corp. RB for Unity Preparatory Charter School of Brooklyn Project Series 2023A (NR/BB)
350,000	5.000	(c)	06/15/2033	366,596
425,000	5.250	(c)	06/15/2043	430,746
Build NYC Resource Corp. Tax Exempt RB Series 2022A (NR/NR)
260,000	6.500	(c)	07/01/2032	273,028
2,500,000	6.500	(c)	07/01/2042	2,547,967
850,000	6.500	(c)	07/01/2052	858,047
Build NYC Resource Corp. Taxable RB Taxable Series 2022A (NR/NR)
900,000	9.750	(c)	07/01/2032	889,057
Build NYC Resource Corp. Tax-Exempt RB for Success Academy Charter Schools Project Series 2024 (NR/A-)
2,110,000	5.000		09/01/2031	2,305,234
1,000,000	5.000		09/01/2033	1,080,360
Build NYC Resource Corporation RB Classical Charter Schools Project Series 2023A (NR/BBB-)
750,000	4.750		06/15/2053	698,509
Build NYC Resource Corporation Tax-Exempt RB Success Academy Charter Schools Project Series 2024 (NR/A-)
3,155,000	5.000		09/01/2032	3,422,499
Chautauqua County Capital Resource Corp. Exempt Facilities Revenue Refunding Bonds for NRG Energy Project Series 2020 (Baa3/BBB-) (PUTABLE)
7,920,000	4.250	(a)(b)	04/01/2042	8,014,607
City of New Rochelle RB for Iona College Project Series 2015 A (Baa2/BBB)
325,000	5.000		07/01/2025	326,366

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)

City of New Rochelle RB for Iona College Project Series 2015 A (Baa2/BBB) – (continued)
$335,000	5.000%		07/01/2026	$336,425
425,000	5.000		07/01/2027	426,559
City of New York GO Bonds 2023 Series C (Aa2/AA)
2,845,000	5.000		08/01/2026	2,926,393
City of New York GO Bonds Fiscal 2008 Series A Subseries A-4 (AGM) (Aa2/AA)
1,945,000	5.000		08/01/2026	2,005,816
City of New York GO Bonds Fiscal 2008 Series C Subseries C-4 (AGM) (Aa2/AA)
5,760,000	5.000		10/01/2026	5,952,650
City of New York GO Bonds Fiscal 2009 Series B Subseries B-3 (Aa2/AA)
1,905,000	5.000		09/01/2026	1,962,826
City of New York GO Bonds Fiscal 2022 Series D Tax Exempt Bonds Subseries D-1 (Aa2/AA)
2,500,000	5.500		05/01/2046	2,669,445
3,900,000	4.500		05/01/2049	3,883,575
City of New York GO Tax Exempt Bonds 2020 Series D (Aa2/AA)
4,750,000	4.000		03/01/2050	4,320,104
City of Troy Capital Resource Corp. Revenue Refunding Bonds for Rensselaer Polytechnic Institute Project Series 2020A (Forward Delivery) (A3/BBB+)
1,150,000	5.000		09/01/2037	1,201,156
Clinton County Capital Resource Corp. (A3/NR)
2,315,000	5.000	(c)	07/01/2037	2,452,268
County of Monroe Industrial Development Agency Multifamily Housing RB andrews Terrace Community Partners L.P. Project Series 2023B-1 (HUD SECT 8) (Aaa/NR)
2,900,000	5.000	(a)(b)	07/01/2028	3,012,208
Dormitory Authority of The State of New York New York Institute of Technology RB Series 2024 (Baa2/BBB)
2,300,000	5.250		07/01/2049	2,393,444
2,750,000	5.250		07/01/2054	2,847,582
Dormitory Authority of The State of New York Pace University RB Series 2024A (Baa3/BBB-)
900,000	5.250		05/01/2044	956,135
1,400,000	5.500		05/01/2049	1,496,679
2,800,000	5.500		05/01/2056	2,976,816
Dormitory Authority of The State of New York State Personal Income Tax RB General Purpose Series 2024A (Aa1/NR)
10,000,000	5.250		03/15/2049	10,640,196
Dormitory Authority of The State of New York State Personal Income Tax RB General Purpose Series 2025A (Aa1/NR)
37,280,000	5.000		03/15/2048	39,071,293
Dormitory Authority of The State of New York State Personal Income Tax RB General Purpose, Series 2015E (Aa1/AA+)
14,675,000	3.250		03/15/2035	13,747,971
Dormitory Authority of The State of New York State Sales Tax RB Series 2024A (Aa1/NR)
6,700,000	5.000		03/15/2032	7,552,524
Dutchess County Local Development Corp. RB for Health QuestSystems, Inc. Project Series 2016B (Baa3/BBB)
5,000,000	5.000		07/01/2046	5,007,743
Dutchess County Local Development Corp. RB Refunding for Bard College Project Series 2020 A (NR/BBB-)
1,000,000	5.000		07/01/2045	1,008,439

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)

Empire State Urban Development Corp. State Personal Income Tax RB Series 2020E (NR/AA+)
$500,000	4.000%		03/15/2039	$493,924
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/NR)
29,200,000	0.000	(c)(g)	06/01/2060	1,445,461
Freddie Mac Multifamily ML Certificates RB Pass Through Series 2017 A (Aaa/NR) ((SOFR + 0.614%))
6,606,644	4.950	(f)	01/25/2033	6,602,852
Genesee County Funding Corp. Tax Exempt RB for Rochester Regional Health Project Series 2022A (NR/BBB+)
200,000	5.000		12/01/2025	201,607
Long Island Power Authority Electric System General RB Series 2024A (A2/A)
2,000,000	5.000		09/01/2042	2,130,522
Metropolitan Transportation Authority Dedicated Tax Fund Green Bonds Series 2024A (NR/AA)
5,000,000	4.000		11/15/2051	4,555,351
Metropolitan Transportation Authority RB Green Bond Series 2015 A-2 (A3/NR)
2,500,000	5.000	(a)(b)	11/15/2045	2,633,604
Metropolitan Transportation Authority RB Green Bond Series 2016 A-1 (A3/A-)
645,000	5.000		11/15/2027	657,661
Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (A3/A-)
9,325,000	4.750		11/15/2045	9,354,034
4,445,000	5.000		11/15/2050	4,474,529
1,800,000	5.250		11/15/2055	1,837,514
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (A3/A-)
3,275,000	5.000		11/15/2029	3,543,045
1,450,000	5.000		11/15/2030	1,582,135
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 A-2 (A3/A-)
1,340,000	5.000		11/15/2027	1,396,290
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 C-1 (A3/A-)
2,465,000	4.000		11/15/2032	2,476,963
Metropolitan Transportation Authority RB Refunding Green Bond Series 2024A (A3/A-)
7,785,000	5.000		11/15/2037	8,436,353
10,270,000	5.000		11/15/2039	10,905,944
3,780,000	5.000		11/15/2040	3,980,811
4,190,000	4.000		11/15/2043	3,812,061
5,365,000	5.250		11/15/2049	5,542,210
Metropolitan Transportation Authority RB Refunding Series 2016 B (A3/A-)
545,000	5.000		11/15/2027	560,526
Metropolitan Transportation Authority RB Refunding Series 2016 D (A3/A-)
530,000	5.000		11/15/2029	543,207
755,000	5.250		11/15/2031	775,371
Metropolitan Transportation Authority RB Series 2016 C-1 (A3/A-)
595,000	5.000		11/15/2028	610,886
Metropolitan Transportation Authority Transportation RB Series 2010B-1 (A3/A-)
16,165,000	6.548		11/15/2031	17,099,631

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)

Metropolitan Transportation Authority Transportation RB Series 2015A-1 (A3/A-)
$475,000	5.000%		11/15/2025	$476,155
Metropolitan Transportation Authority Transportation RB Series 2015B (A3/A-)
2,340,000	5.250		11/15/2055	2,346,397
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2019A (AGM) (A1/AA)
11,050,000	5.000		11/15/2044	11,319,782
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2019C (AGM) (A1/AA)
4,980,000	4.000		11/15/2047	4,452,913
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2020D (A3/A-)
3,000,000	4.000		11/15/2047	2,663,452
Metropolitan Transportation Authority Transportation Revenue Green Bonds Subseries 2021A-1 (A3/A-)
5,000,000	4.000		11/15/2047	4,456,321
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2020E (A3/A-)
3,750,000	5.000		11/15/2027	3,940,365
400,000	5.000		11/15/2028	426,913
Metropolitan Transportation Authority Transportation Revenue Refunding Green Bonds Series 2017B (A3/A-)
1,655,000	5.000		11/15/2025	1,673,873
Metropolitan Transportation Authority Transportation Revenue Refunding Green Bonds Series 2017C-1 (A3/A-)
2,765,000	5.000		11/15/2027	2,905,362
Metropolitan Transportation Authority Transportation Revenue Refunding Green Bonds Series 2024A (A3/A-)
8,835,000	5.500		11/15/2047	9,347,566
MTA Hudson Rail Yards Trust Obligations Series 2016A (A3/NR)
2,000,000	5.000		11/15/2056	1,985,698
Nassau County Tobacco Settlement Corp. RB for Asset Backed Bonds Series 2006 D (NR/NR)
82,790,000	0.000	(g)	06/01/2060	5,062,592
New York City Housing Development Corp. Multi-Family Housing RB 2024 Series B-2 (NON-AMT) (HUD SECT 8) (Aa2/AA+)
10,000,000	3.700	(a)(b)	05/01/2064	10,102,293
New York City Industrial Development Agency RB for Churchill School & Center for Learning Disabilities, Inc. Series 1999 (AGC) (NR/AA)
940,000	2.250	(b)	10/01/2029	855,086
New York City Industrial Development Agency RB Refunding for Queens Ballpark Co. LLC Series 2021 A (AGM) (A1/AA)
4,015,000	3.000		01/01/2039	3,375,745
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (Baa1/NR)
6,025,000	4.000		03/01/2045	5,484,626
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (AGM) (A1/AA)
2,410,000	3.000		03/01/2036	2,199,899
2,555,000	3.000		03/01/2040	2,115,702
1,925,000	4.000		03/01/2045	1,785,047
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB Adjustable Rate Fiscal 2022 Series DD Adjustable Rate Remarketed Securities (Aa1/AA+)
7,345,000	3.650	(a)(b)	06/15/2033	7,345,000

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)

New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB Fiscal 2018 Series Bb (Aa1/AA+)
$11,150,000	5.000%	06/15/2046	$11,353,569
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB Fiscal 2025 Series Aa Fiscal 2025 Subseries Aa-1 (Aa1/AA+)
3,850,000	5.000	06/15/2051	4,033,337
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB Fiscal 2025 Series Aa Fiscal 2025 Subseries Aa-2 (Aa1/AA+)
2,500,000	5.000	06/15/2046	2,636,426
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB, Fiscal 2019 Series Ee, (Aa1/AA+)
1,000,000	4.000	06/15/2040	990,386
New York City Transitional Finance Authority Building Aid RB Fiscal 2016 Series S-1 (ST AID WITHHLDG) (Aa2/AA)
5,000,000	5.000	07/15/2032	5,066,086
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2018 Series B Subseries B-1 (Aa1/AAA)
18,400,000	5.000	08/01/2045	18,733,207
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2023 Series D Subseries D-1 Tax- Exempt Bonds (Aa1/AAA)
6,000,000	5.500	11/01/2045	6,471,024
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2025 Series A Subseries A-1 Tax- Exempt Bonds (Aa1/AAA)
3,000,000	5.000	11/01/2039	3,276,394
2,500,000	5.000	11/01/2040	2,705,901
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2025 Series C Subseries C-1 (Aa1/AAA)
6,915,000	5.250	05/01/2049	7,371,497
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2025 Series F Subseries F-1 (Aa1/AAA)
6,285,000	5.000	11/01/2028	6,733,320
5,000,000	5.000	11/01/2032	5,587,973
New York City Transitional Finance Authority Future Tax Secured Tax Exempt Subordinate Bonds Fiscal 2024 Series A-1 (Aa1/AAA)
830,000	4.000	05/01/2045	768,016
New York City Transitional Finance Authority Future Tax Secured Tax-Exempt Subordinate Bonds Fiscal 2024 Series C (Aa1/AAA)
6,490,000	5.500	05/01/2042	7,153,864
8,300,000	5.250	05/01/2048	8,829,901
3,500,000	5.500	05/01/2053	3,761,282
New York City Transitional Finance Authority Future Tax Secured Tax-Exempt Subordinate Bonds Fiscal 2025 Series D (Aa1/AAA)
18,845,000	5.250	05/01/2048	20,164,156
New York Convention Center Development Corp. Revenue Refunding Bonds Series 2015 (A2/NR)
3,755,000	5.000	11/15/2030	3,787,898

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)

New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)
$143,440,000	0.000	%(g)	06/01/2060	$8,497,084
New York Liberty Development Corp. RB for World Trade Center Project Series 2014 (NR/NR)
4,050,000	5.150	(c)	11/15/2034	4,061,190
9,000,000	5.375	(c)	11/15/2040	9,023,347
New York Liberty Development Corp. RB for World Trade Center Project Series 2014 Class 3 (NR/NR)
4,175,000	7.250	(c)	11/15/2044	4,186,767
New York Liberty Development Corp. RB Refunding for 3 World Trade Center LLC Series 2014 (NR/NR)
20,610,000	5.000	(c)	11/15/2044	20,655,134
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-2 (A1/NR)
855,000	2.625		09/15/2069	790,095
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-3 (Baa1/NR)
1,070,000	2.800		09/15/2069	980,004
New York NY GO Bonds 2018 E-1 (Aa2/AA)
9,725,000	5.000		03/01/2044	9,913,418
New York Port Authority Consolidated Bonds 273rd Series (Aa3/ AA-)
7,835,000	4.000		07/15/2051	6,973,469
New York St Dorm Auth St Pers Income Tax Rev General Purpose Bonds 2022 A (NR/NR)
450,000	5.000		03/15/2027	469,198
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2016 D (Aa1/AA+)
2,550,000	5.000	(d)	08/15/2026	2,632,537
New York State Dormitory Authority RB New York University 2001 (AMBAC) (Aa2/AA-)
945,000	5.500		07/01/2040	1,084,208
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 A (Baa1/NR)
1,400,000	5.000		07/01/2033	1,443,419
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 B (Baa1/NR)
100,000	3.560		07/01/2026	98,465
100,000	3.670		07/01/2027	97,503
40,000	3.760		07/01/2028	38,600
200,000	3.820		07/01/2029	190,733
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (NR/NR)
970,000	5.000		07/01/2025	972,537
1,185,000	5.000		07/01/2029	1,189,151
745,000	5.000		07/01/2030	744,482
100,000	4.000		07/01/2031	93,800
New York State Dormitory Authority RB Refunding for Catholic Health System Obligated Group Series 2019 A (B3/B-)
540,000	5.000		07/01/2032	542,535
465,000	5.000		07/01/2034	464,814
1,005,000	5.000		07/01/2035	1,000,589
440,000	5.000		07/01/2036	435,722
545,000	4.000		07/01/2040	479,731
590,000	5.000		07/01/2041	577,620
2,315,000	4.000		07/01/2045	1,956,143

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)

New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (Baa3/BBB-)
$530,000	4.000%		09/01/2036	$511,312
500,000	4.000		09/01/2037	477,926
575,000	4.000		09/01/2038	543,951
615,000	4.000		09/01/2039	575,639
750,000	4.000		09/01/2040	695,618
New York State Dormitory Authority RB Refunding for St. John’s University Series 2021 A (A3/A-)
2,750,000	4.000		07/01/2048	2,491,679
New York State Dormitory Authority RB Refunding for State of New York Personal Income Tax Series 2020 A (Aa1/NR)
4,450,000	3.000		03/15/2038	3,948,572
New York State Dormitory Authority RB Series 2020 B (Aa2/NR)
1,100,000	3.000		04/01/2042	873,417
1,550,000	3.000		04/01/2048	1,139,069
New York State Dormitory Authority State Personal Income Tax Revenue General Purpose Bonds 2020 A (Aa1/NR)
24,990,000	4.000		03/15/2043	23,631,406
New York State Dormitory Authority State Personal Income Tax Revenue General Purpose Bonds 2020A (NR/NR)
10,000	4.000	(d)	09/15/2030	10,524
New York State Dormitory Authority State Personal Income Tax Revenue General Purpose Bonds 2021 E (NR/AA+)
9,995,000	4.000		03/15/2038	10,007,150
New York State Dormitory Authority State Personal Income Tax Revenue General Purpose Bonds 2021 E (NR/NR)
5,000	4.000	(d)	03/15/2032	5,295
New York State Environmental Facilities Corp Solid Waste Disposal RB Series 2014 (B1/B+) (PUTABLE)
1,440,000	2.875	(a)(b)(c)	12/01/2044	1,362,434
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2020 R-1 (B1/B+)
750,000	2.750	(a)(b)	09/01/2050	745,839
New York State Housing Finance Agency 2021 Series J-2 (SONYMA HUD SECT 8) (Aa2/NR)
3,050,000	1.100	(a)(b)	11/01/2061	2,895,229
New York State Housing Finance Agency State Personal Income Tax RB 2024 Series A-2 (Aa1/NR)
2,025,000	3.450	(a)(b)	06/15/2054	2,012,178
New York State Housing Finance Agency State Personal Income Tax RB 2024 Series A-2 Sustainability Bonds (Aa1/NR)
4,465,000	3.350	(a)(b)	06/15/2054	4,463,755
New York State Thruway Authority General RB Series P (Aa3/A+)
1,800,000	5.000		01/01/2049	1,886,202
1,865,000	5.250		01/01/2054	1,973,079
New York State Urban Development Corp. RB for State of New York Personal Income Tax Revenue Series 2020 A (Aa1/NR)
7,000,000	3.000		03/15/2050	4,995,511
New York State Urban Development Corp. Sales Tax RB Series 2023A (Aa1/NR)
8,300,000	5.000		03/15/2052	8,643,008
New York State Urban Development Corporation State Personal Income Tax RB (General Purpose) Series 2020A (Tax-Exempt) (Aa1/NR)
11,500,000	4.000		03/15/2038	11,454,293
New York State Urban Development Corporation State Sales Tax RB, Series 2023A (Tax-Exempt) (Aa1/NR)
8,000,000	5.000		03/15/2051	8,329,957

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)

New York Transportation Development Corp. for Terminal 4 John F. Kennedy International Airport Project Special Facilities RB Series 2020C (AGM-CR) (A1/AA)
$1,000,000	4.000%	12/01/2040	$966,178
New York Transportation Development Corp. for Terminal 4 John F. Kennedy International Airport Project Special Facilities RB Series 2020C (Baa1/NR)
2,500,000	5.000	12/01/2036	2,633,025
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (Baa2/NR)
4,780,000	5.000	01/01/2027	4,878,955
310,000	5.000	01/01/2031	317,976
8,645,000	5.000	01/01/2033	8,836,539
3,800,000	5.000	01/01/2034	3,877,920
9,625,000	4.000	01/01/2036	9,153,735
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (Baa2/NR)
2,850,000	5.000	01/01/2036	2,898,361
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (Baa2/NR)
4,580,000	4.000	10/01/2030	4,541,812
4,815,000	5.000	10/01/2035	4,956,572
8,140,000	5.000	10/01/2040	8,276,871
9,800,000	4.375	10/01/2045	9,141,783
New York Transportation Development Corp. RB for Empire State Thruway Partners LLC Series 2021 (NR/NR)
1,225,000	2.500	10/31/2031	1,036,543
600,000	4.000	10/31/2034	573,609
4,780,000	4.000	10/31/2041	4,231,925
New York Transportation Development Corp. RB for Laguardia Gateway Partners LLC Series 2016 A (AMT) (AGM-CR) (A1/AA)
1,500,000	4.000	07/01/2046	1,334,658
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 A (Baa1/NR)
500,000	5.000	12/01/2028	520,734
500,000	5.000	12/01/2029	524,359
2,200,000	5.000	12/01/2036	2,256,344
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 C (Baa1/NR)
165,000	5.000	12/01/2032	176,173
New York Transportation Development Corp. Special Facilities Bonds for Laguardia Airport Terminal B Redevelopment Project Series 2016A (Baa2/NR)
690,000	5.000	07/01/2034	690,101
15,675,000	5.000	07/01/2041	15,676,991
14,050,000	5.000	07/01/2046	13,948,331
New York Transportation Development Corp. Special Facilities Bonds Series 2016A (Baa2/NR)
8,425,000	5.250	01/01/2050	8,424,664
New York Transportation Development Corp. Special Facilities RB for John F. Kennedy international Airport New Terminal One Project Green Bonds Series (AMT) (AGM) (A1/AA)
8,375,000	5.000	06/30/2049	8,437,489
New York Transportation Development Corp. Special Facilities RB for John F. Kennedy International Airport New Terminal One Project Green Bonds Series 2023 (AMT) (AGM) (A1/AA)
2,490,000	5.000	06/30/2049	2,504,689

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)

New York Transportation Development Corp. Special Facilities RB for John F. Kennedy International Airport New Terminal One Project Green Bonds Series 2023 (AMT) (Baa3/NR)
$3,125,000	6.000%		06/30/2054	$3,322,371
New York Transportation Development Corp. Special Facilities RB for Terminal 4 JFK International Airport Project Series 2022 (Baa1/NR)
500,000	5.000		12/01/2027	517,328
New York Transportation Development Corp. Special Facilities RB Series 2024 John F. Kennedy International Airport New Terminal One Project (AMT) (Baa3/NR)
5,350,000	5.500		06/30/2054	5,530,128
New York Transportation Development Corp. Special Facility RB for Delta Air Lines Inc. Laguardia Airport Terminals C&D Redevelopment Project Series 2023 (Baa2/BBB-)
750,000	6.000		04/01/2035	823,860
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2016 (NR/B+)
2,250,000	5.000		08/01/2031	2,252,646
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2020 (NR/B+)
5,890,000	5.250		08/01/2031	6,098,685
5,675,000	5.375		08/01/2036	5,855,243
New York Transportation Development Corp. Special Facility RB Series 2021 (NR/NR)
4,060,000	3.000		08/01/2031	3,742,372
New York Transportation Development Corp. Special Facility Revenue Refunding Bonds for American Airlines John F. Kennedy International Airport Project Series 2016 (NR/B+)
2,375,000	5.000		08/01/2026	2,375,052
New York Transportation Development Corporation (Terminal 4 John F. Kennedy International Airport Project) Special Facility RB, Series 2020C (Baa1/NR)
1,250,000	5.000		12/01/2029	1,332,340
Oneida County Local Development Corp. RB Mohawk Valley Health System Project Series 2019 (Tax-Exempt) (AGM) (NR/AA)
420,000	4.000		12/01/2033	421,291
Oneida County Local Development Corp. RB Refunding for Mohawk Valley Health System Obligated Group Project Series 2019 A (AGM) (NR/AA)
1,065,000	4.000		12/01/2034	1,065,128
670,000	4.000		12/01/2035	664,642
1,135,000	4.000		12/01/2036	1,117,439
1,260,000	3.000		12/01/2039	1,015,607
840,000	3.000		12/01/2040	662,525
6,270,000	4.000		12/01/2049	5,632,179
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (NR/NR)
345,000	4.000		07/01/2039	277,576
4,225,000	3.000		07/01/2044	2,651,590
Oneida Indian Nation Tax RB Series 2024B (Federally Tax- Exempt) (NR/NR)
1,585,000	6.000	(c)	09/01/2043	1,709,703

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)

Orange County Funding Corp. Tax Exempt Revenue Refunding Bonds for Mount Saint Mary College Project Series 2022A (NR/NR)
$4,720,000	4.000%		07/01/2035	$3,874,325
Port Authority of New York & New Jersey Consolidated RB Series 221 (Aa3/AA-)
2,000,000	4.000		07/15/2045	1,819,700
1,500,000	4.000		07/15/2050	1,319,463
Port Authority of New York and New Jersey Consolidated Bonds 242nd Series (Aa3/AA-)
1,500,000	5.000		12/01/2026	1,539,681
Port Authority of New York Consolidated Bonds 227th Series (Aa3/AA-)
8,975,000	3.000		10/01/2027	8,807,909
1,555,000	3.000		10/01/2028	1,508,195
Port Authority of New York Consolidated Bonds 234th Series (Aa3/AA-)
4,020,000	5.250		08/01/2047	4,166,675
Power Authority of The State of New York Green Transmission Project RB, Series 2023A (AGM) (Aa3/AA)
1,500,000	5.000		11/15/2053	1,559,471
State of New York Dormitory Authority Northwell Health Obligated Group RB Series 2022A (A3/A-)
6,200,000	4.250		05/01/2052	5,855,094
5,225,000	5.000		05/01/2052	5,355,776
State of New York Dormitory Authority Personal Income Tax RB Series 2018A (Aa1/NR)
10,200,000	4.000		03/15/2048	9,161,498
State of New York Dormitory Authority Personal Income Tax RB Series 2019D (Aa1/NR)
10,000,000	4.000		02/15/2047	9,152,077
State of New York Dormitory Authority Personal Income Tax RB Series 2021A (NR/AA+)
10,215,000	4.000		03/15/2038	10,225,815
8,175,000	4.000		03/15/2040	8,026,316
State of New York Dormitory Authority Personal Income Tax RB Series 2021E (NR/AA+)
6,800,000	4.000		03/15/2046	6,265,542
8,700,000	4.000		03/15/2047	7,995,657
State of New York Dormitory Authority RB for St. Joseph’s College Series 2020A (NR/NR)
1,070,000	5.000		07/01/2027	1,076,105
Suffolk Tobacco Asset Securitization Corp. RB Series 2021 B-1 (NR/BBB-)
3,430,000	4.000		06/01/2050	3,206,923
The City of New York GO Bonds Fiscal 2018 Series B Subseries B-4 and B-5 (Aa2/AA/A-1)
5,190,000	3.600	(a)(b)	10/01/2046	5,190,000
Triborough Bridge & Tunnel Authority General Revenue Bond Series 2022A (Aa3/AA-)
5,900,000	5.500		11/15/2057	6,318,030
Triborough Bridge & Tunnel Authority Sales Tax RB for TBTA Capital Lockbox City Sales Tax Series 2023A (NR/AA+)
8,150,000	4.250		05/15/2058	7,647,112
Triborough Bridge & Tunnel Authority Sales Tax RB Subseries 2024A-1 (NR/AA+)
4,000,000	5.000		05/15/2049	4,160,884

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)

Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels Payroll Mobility Tax Bond Anticipation Notes Series 2025A (A1/SP-1+)
$25,000,000	5.000%		02/01/2028	$26,369,583
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels Payroll Mobility Tax Bond Anticipation Notes Series 2025A (NR/SP-1+)
25,000,000	5.000		03/01/2028	26,335,970
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels Real Estate Transfer Tax RB Series 2025A (NR/AA+)
4,800,000	5.250		05/15/2059	5,068,460
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels Real Estate Transfer Tax RB Series 2025A (A1/A+)
5,850,000	5.250		12/01/2054	6,174,138
Westchester County Local Development Corporation RB for New York Blood Center Project Series 2024 (Baa1/NR)
2,555,000	5.000		07/01/2035	2,739,889
1,345,000	5.000		07/01/2038	1,421,189
Yonkers Economic Development Corp. RB for Charter School of Educational Excellence Project Series 2019 A (NR/NR)
195,000	4.000		10/15/2029	192,913
Yonkers Economic Development Corp. RB Refunding for Charter School of Educational Excellence Series 2020 A (NR/BB)
610,000	4.000		10/15/2030	603,287

				981,000,976

North Carolina - 0.7%

Charlotte Douglas International Airport RB Series 2023A (NON-AMT) Series 2023B (AMT) (Aa3/NR)
6,525,000	5.000		07/01/2048	6,872,110
City of Mebane Combined Utilities RB Series 2024 (Aa3/AA-)
1,800,000	4.000		08/01/2049	1,667,746
Columbus County Industrial Facilities & Pollution Control Financing Authority Environmental Improvement and Refunding RB for International Paper Company Project Series 2019A (NR/BBB) (PUTABLE)
1,100,000	3.450	(a)(b)	11/01/2033	1,074,337
Columbus County Industrial Facilities & Pollution Control Financing Authority Refunding RB for International Paper Company Project Series 2019B (NR/BBB) (PUTABLE)
1,400,000	3.450	(a)(b)	11/01/2033	1,367,338
County of Mecklenburg GO Bonds for Public Improvement Series 2018 (Aaa/AAA)
5,250,000	5.000		03/01/2029	5,563,780
County of Wake GO Refunding Bonds Series 2023B (Aaa/AAA)
1,810,000	5.000		05/01/2026	1,854,721
Greater Asheville Regional Airport Authority Airport System RB Series 2022A (AMT) (AGM) (A1/AA)
1,000,000	5.000		07/01/2028	1,044,286
1,900,000	5.500		07/01/2052	1,978,156
Greater Asheville Regional Airport Authority Airport System RB Series 2023 (AGM) (A1/AA)
1,150,000	5.250		07/01/2053	1,182,248
North Carolina Capital Facilities Finance Agency Revenue Refunding Bonds Duke University Project Series 2016B (Aa1/AA+)
2,790,000	5.000		10/01/2044	2,842,692

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

North Carolina – (continued)

North Carolina Department of Transportation Tax Exempt Private Activity Bonds Series 2015 (NR/NR)
$2,735,000	5.000%	12/31/2037	$2,738,767
North Carolina Housing Finance Agency Home Ownership RB Series 54-A (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
1,500,000	4.550	07/01/2044	1,484,237
North Carolina Housing Finance Agency Home Ownership RB Series 55-A (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
9,730,000	4.350	01/01/2044	9,415,912
North Carolina Medical Care Commission Health Care Facilities First Mortgage Revenue Refunding Bonds Pennybyrn at Maryfield Series 2015 (NR/NR)
3,875,000	5.000	10/01/2035	3,819,809
North Carolina Medical Care Commission RB for Forest at Duke, Inc. Obligated Group Series 2021 (NR/NR)
680,000	4.000	09/01/2041	611,357
325,000	4.000	09/01/2046	276,252
North Carolina Medical Care Commission RB for Lutheran Services for the Aging, Inc. Obligated Group Series 2021 A (NR/NR)
220,000	5.000	03/01/2026	221,787
270,000	5.000	03/01/2027	274,437
255,000	5.000	03/01/2028	261,208
250,000	4.000	03/01/2029	248,459
260,000	4.000	03/01/2030	257,472
270,000	4.000	03/01/2031	266,212
725,000	4.000	03/01/2036	692,022
North Carolina Medical Care Commission RB for Maryfield, Inc. Obligated Group Series 2020 A (NR/NR)
1,355,000	5.000	10/01/2040	1,345,756
North Carolina Medical Care Commission RB for Rex Hospital, Inc. Obligated Group Series 2020 A (A2/AA-)
5,995,000	3.000	07/01/2045	4,790,841
North Carolina Medical Care Commission RB Refunding for EveryAge Obligated Group Series 2021 A (NR/NR)
1,905,000	4.000	09/01/2041	1,740,889
North Carolina Medical Care Commission RB Refunding for The Presbyterian Home at Charlotte, Inc. Series 2019 A (NR/NR)
590,000	3.000	07/01/2026	581,079
1,785,000	3.000	07/01/2027	1,738,697
1,040,000	4.000	07/01/2030	1,024,733
1,080,000	5.000	07/01/2031	1,104,490
1,110,000	5.000	07/01/2032	1,132,697
1,375,000	5.000	07/01/2033	1,400,754
North Carolina Medical Care Commission Retirement Facilities First Mortgage RB Series 2024A (NR/NR)
750,000	5.000	10/01/2044	759,227
North Carolina Turnpike Authority RB Senior Lien for Triangle Expressway Series 2019 (AGM) (NR/AA)
3,000,000	3.000	01/01/2042	2,337,837
3,500,000	5.000	01/01/2049	3,563,431
North Carolina Turnpike Authority Triangle Expressway System Senior Lien Turnpike RB Series 2019 (NR/BBB)
9,500,000	5.000	01/01/2049	9,640,442

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

North Carolina – (continued)

The Charlotte-Mecklenburg Hospital Authority Atrium Health Variable Rate Health Care RB Series 2021D (Aa3/AA)
$2,410,000	5.000	%(a)(b)	01/15/2049	$2,627,040

				79,803,258

North Dakota - 0.1%

City of Grand Forks Health Care System RB for Altru Health System Series 2021 (Baa3/NR)
4,125,000	4.000		12/01/2035	3,893,756
City of Grand Forks Health Care System RB for Altru Health System Series 2021 (AGM) (A1/AA)
1,875,000	3.000		12/01/2051	1,309,947
City of Horace GO Refunding Bonds Series 2021 (Baa3/NR)
1,100,000	3.000		05/01/2041	777,962
2,750,000	3.000		05/01/2046	1,792,763

				7,774,428

Ohio - 2.1%

Bon Secours Mercy Health Hospital Facilities RB Series 2022B-1 (A1/A+)
7,110,000	5.000	(a)(b)	10/01/2049	7,350,390
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/BBB+)
5,070,000	3.000		06/01/2048	3,643,240
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/NR)
26,565,000	5.000		06/01/2055	23,414,893
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/A-)
440,000	5.000		06/01/2034	458,639
310,000	4.000		06/01/2037	299,805
2,655,000	4.000		06/01/2038	2,544,174
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 B-3 Class 2 (NR/NR)
37,685,000	0.000	(g)	06/01/2057	3,742,674
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Asset Backed Refunding Bonds Series 2020 (NR/BBB+)
6,710,000	4.000		06/01/2048	5,811,675
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (Ba3/BB)
7,195,000	5.375		09/15/2027	7,202,737
Columbus Regional Airport Authority John Glenn Columbus International Airport Airport RB Series 2025A (AMT) (A2/A)
2,000,000	5.000		01/01/2030	2,119,887
3,600,000	5.000		01/01/2031	3,833,802
2,890,000	5.000		01/01/2032	3,092,900
3,000,000	5.000		01/01/2033	3,220,437
2,120,000	5.000		01/01/2034	2,282,347
Columbus-Franklin County Finance Authority Lease RB for The Cornerstone Academy Community School Series 2023 (NR/NR)
2,525,000	7.000	(c)	07/01/2053	2,559,943

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Ohio – (continued)

County of Cuyahoga Health Care and Independent Living Facilities Refunding RB for Eliza Jennings Senior Health Care Network Series 2022A (NR/NR)
$2,185,000	5.000%		05/15/2032	$2,167,590
County of Cuyahoga Hospital RB Series 2017 (Baa2/BBB)
6,500,000	5.000		02/15/2037	6,516,962
County of Cuyahoga Ohio Hospital RB for The Metrohealth System Series 2017 (Baa2/BBB)
5,000,000	5.500		02/15/2052	5,024,460
County of Darke RB for Wayne Hospital Company Obligated Group Wayne Health Care Project Series 2019 A (NR/NR)
400,000	4.000		09/01/2040	343,228
625,000	4.000		09/01/2045	506,052
850,000	5.000		09/01/2049	793,159
County of Franklin Healthcare Facilities RB for Ohio Living Communities Series 2023 (NR/NR)
3,210,000	5.000		07/01/2035	3,311,307
3,915,000	5.000		07/01/2036	4,009,152
County of Franklin Ohio Health Care Facilities Refunding RB Series 2022 (NR/NR)
5,000	4.000	(d)	07/01/2028	5,297
4,220,000	4.000		07/01/2040	3,695,317
County of Franklin RB Refunding for Wesley Communities Obligated Group Series 2020 (NR/NR)
3,680,000	5.250		11/15/2040	3,673,405
County of Lucas Hospital RB for Promedica Healthcare Obligated Group Series 2018A (Ba2/BB)
11,225,000	5.250		11/15/2048	11,287,808
County of Montgomery Ohio Health Care Facilities Revenue Refunding and Improvement Bonds Series 2024 (Baa1/NR)
2,000,000	5.250		09/01/2054	2,024,721
County of Warren Ohio Hospital Facilities Refunding RB Series 2024A (NR/NR)
1,755,000	5.000		05/15/2034	1,861,484
Cuyahoga County Ohio Hospital RB for Metrohealth System Series 2017 (Baa2/BBB)
7,325,000	5.250		02/15/2047	7,200,808
5,475,000	5.000		02/15/2052	5,231,353
760,000	5.000		02/15/2057	719,705
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2009 B (Baa2/BBB)
10,000,000	8.223		02/15/2040	11,060,879
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (Baa2/BBB)
2,865,000	5.500		02/15/2057	2,877,218
Cuyahoga Metropolitan Housing Authority RB for Social Bonds Series 2021 (HUD SECT 8) (NR/A+)
3,550,000	2.000		12/01/2031	3,040,197
Evans Farm New Community Authority Special Assessment Bonds Series 2020 (NR/NR)
2,000,000	3.750		12/01/2038	1,649,896
Franklin County Convention Facilities Authority RB for Greater Columbus Convention Center Project Series 2019 (NR/BBB-)
325,000	5.000		12/01/2026	328,226
325,000	5.000		12/01/2027	329,739
425,000	5.000		12/01/2028	432,243
400,000	5.000		12/01/2029	406,851
680,000	5.000		12/01/2030	689,879
800,000	5.000		12/01/2031	808,854

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Ohio – (continued)

Franklin County Convention Facilities Authority RB for Greater Columbus Convention Center Project Series 2019 (NR/BBB-) – (continued)
$660,000	5.000%		12/01/2032	$665,070
1,170,000	5.000		12/01/2033	1,177,819
1,725,000	5.000		12/01/2035	1,728,108
650,000	5.000		12/01/2037	641,468
1,630,000	5.000		12/01/2038	1,596,471
2,000,000	5.000		12/01/2051	1,846,754
Northeast Ohio Medical University RB Refunding Series 2021 A (Baa1/NR)
250,000	4.000		12/01/2035	240,678
Ohio Air Quality Development Authority Air Quality Development Refunding Bonds for Duke Energy Corp. Project Series 2022B (Baa2/BBB) (PUTABLE)
3,500,000	4.250	(a)(b)	11/01/2039	3,534,475
Ohio Air Quality Development Authority Collateralized Air Quality Revenue Refunding Bonds for Dayton Power and Light Company Project 2015 Series A (Baa1/BBB) (PUTABLE)
14,000,000	4.250	(a)(b)	11/01/2040	14,120,474
Ohio Air Quality Development Authority Exempt Facilities RB for Pratt Paper LLC Project Series 2017 (NR/NR)
700,000	4.500	(c)	01/15/2048	649,309
Ohio Air Quality Development Authority Pollution Control RB Refunding Series 2009-D (NON-AMT) (NR/BBB-)
1,100,000	3.375	(b)	08/01/2029	1,077,473
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 A (Baa3/NR)
925,000	2.875		02/01/2026	913,866
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 D (Baa3/NR)
2,305,000	2.875		02/01/2026	2,277,257
Ohio Air Quality Development Authority RB Refunding for Ohio Valley Electric Corp. Series 2019 A (Baa3/NR)
3,130,000	3.250		09/01/2029	3,054,179
Ohio Air Quality Development Authority Revenue Refunding Bonds Series 2014A (Baa2/BBB)
2,500,000	2.400	(a)(b)	12/01/2038	2,320,271
Ohio Air Quality Development Authority Revenue Refunding Bonds Series 2014B (Baa2/BBB)
3,500,000	2.600	(a)(b)	06/01/2041	3,263,171
Ohio Higher Educational Facility Commission RB for University Circle, Inc. Series 2020 (A3/NR)
1,445,000	5.000		01/15/2035	1,502,471
Ohio Higher Educational Facility Commission RB Refunding for Judson Obligated Group Series 2020 A (NR/NR)
1,260,000	5.000		12/01/2042	1,224,222
1,250,000	5.000		12/01/2045	1,196,177
Ohio Higher Educational Facility Commission RB Refunding for Xavier University Series 2020 (Baa1/NR)
695,000	4.000		05/01/2037	667,209
Ohio Housing Finance Agency Multifamily Housing RB Haven’S Edge Apartments Project Series 2025A (NR/NR)
1,325,000	5.700	(c)	08/01/2043	1,370,940
Ohio Housing Finance Agency Residential Mortgage RB 2024 Series B Mortgage-Backed Securities Program (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
2,480,000	4.650		09/01/2049	2,438,145

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Ohio – (continued)

Ohio State Higher Education Facility Commission RB Series 2020 (A3/NR)
$900,000	5.000%		01/15/2040	$924,097
Ohio State Higher Educational Facilities Commission Hospital RB Project Series 2020 (A3/NR)
1,060,000	5.000		01/15/2033	1,108,104
Ohio State Hospital RB Refunding for Aultman Health Foundation Obligated Group Series 2018 (NR/NR)
925,000	5.000	(c)	12/01/2033	915,642
1,795,000	5.000	(c)	12/01/2038	1,712,709
2,725,000	5.000	(c)	12/01/2048	2,452,095
Port of Greater Cincinnati Development Authority Education RB Series 2021 (NR/NR)
1,500,000	4.375	(a)(b)	06/15/2056	1,479,693
Port of Greater Cincinnati Development Authority Ohio Tax Increment Financing RB Series 2024 (NR/NR)
1,190,000	5.000		12/01/2044	1,174,102
Port of Greater Cincinnati Development Authority RB Series 2021 (NR/NR)
390,000	3.750	(c)	12/01/2031	390,676
Port of Greater Cincinnati Development Authority Special Obligation Development TIF RB, Series 2016B (NR/NR)
3,725,000	5.000		12/01/2046	3,492,744
State of Ohio Higher Educational Facilities Senior Lien Hospital Bonds Series 2020 (A3/NR)
1,140,000	5.000		01/15/2037	1,179,214
State of Ohio Higher Educational Facility RB for Capital University 2022 Project (NR/BBB-)
1,500,000	5.750		09/01/2037	1,539,413
1,500,000	6.000		09/01/2042	1,527,969
State of Ohio Higher Educational Facility RB for Xavier University 2024 Project (Baa1/NR)
880,000	5.000		05/01/2039	919,215
815,000	5.000		05/01/2041	841,086
740,000	5.000		05/01/2042	759,799
State of Ohio Higher Educational Facility Refunding RB for Xavier University 2025 Project Forward Delivery (Baa1/NR)
2,710,000	5.000		05/01/2043	2,777,911
3,590,000	5.000		05/01/2044	3,682,538
2,360,000	5.000		05/01/2045	2,411,181
State of Ohio Hospital RB, Series 2020 Premier Health Partners Obligated Group (Baa1/NR)
1,270,000	4.000		11/15/2041	1,135,573
Toledo-Lucas County Port Authority Parking System RB Series 2021 (Baa3/NR)
3,500,000	4.000		01/01/2038	3,309,948
960,000	4.000		01/01/2041	873,050
Trinity Health Credit Group County of Franklin Ohio RB Series 2017Oh (Aa3/AA-)
2,120,000	5.000		12/01/2046	2,137,352

				235,823,451

Oklahoma - 0.5%

City of Tulsa GO Bonds Series 2021 (Aa1/AA)
3,800,000	2.000		11/01/2029	3,461,046
Norman Regional Hospital Authority RB Norman Regional Hospital Authority Obligated Group Series 2019 (B1/B)
925,000	4.000		09/01/2045	676,287

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Oklahoma – (continued)

Oklahoma Capitol Improvement Authority State Facilities Refunding RB Series 2024A (NR/AA)
$3,300,000	5.000%		07/01/2026	$3,387,972
3,400,000	5.000		07/01/2027	3,557,258
Oklahoma Capitol Improvement Authority State Facilities Refunding RB Series 2024B (NR/AA)
650,000	5.000		07/01/2026	667,328
500,000	5.000		07/01/2027	523,349
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (Ba2/BB)
2,125,000	5.000		08/15/2029	2,194,994
5,400,000	5.500		08/15/2057	5,466,849
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (AGM) (A1/AA)
3,670,000	4.000		08/15/2048	3,290,202
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018B (Ba2/BB)
2,725,000	5.500		08/15/2052	2,762,563
Oklahoma Housing Finance Agency Collateralized RB Pioneer Plaza Apartments, Series 2023A HUD SECT 8 FHA 221(D)(4) (Aaa/NR)
775,000	4.000	(a)(b)	06/01/2028	775,347
Oklahoma Housing Finance Agency Collateralized RB Trinity Trails Project Series 2025 (HUD SECT 8) (Aaa/NR)
1,500,000	3.200	(a)(b)	10/01/2042	1,492,181
Oklahoma Turnpike Authority Oklahoma Turnpike System Refunding Second Senior RB Series 2025B (Aa3/AA-)
3,000,000	5.000	(e)	01/01/2037	3,284,044
1,850,000	5.000	(e)	01/01/2038	2,015,005
1,475,000	5.000	(e)	01/01/2039	1,601,506
1,000,000	5.000	(e)	01/01/2040	1,073,722
1,750,000	5.000	(e)	01/01/2041	1,859,753
2,000,000	5.000	(e)	01/01/2042	2,111,358
Oklahoma Turnpike Authority Oklahoma Turnpike System Second Senior RB Series 2023 (Aa3/AA-)
4,000,000	5.500		01/01/2053	4,277,890
Payne County Economic Development Authority Educational Facilities Lease RB Stillwater Public Schools Project Series 2024 (BAM) (A2/AA)
2,105,000	5.000		09/01/2026	2,159,205
1,740,000	5.000		09/01/2027	1,815,710
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (NR/B+)
1,785,000	5.000	(a)(b)	06/01/2035	1,786,841

				50,240,410

Oregon - 0.5%

City of Cannon Beach Full Faith and Credit Obligations Series 2024 (NR/AA)
750,000	4.000		06/01/2054	689,406
City of Portland, Oregon Second Lien Sewer System Revenue and Refunding Bonds, 2023 Series A (Aa2/AA)
5,500,000	5.000		12/01/2035	6,122,647
City of Portland, Oregon Second Lien Sewer System Revenue and Refunding Bonds, 2025 Series A (Aa2/AA)
1,125,000	5.000		10/01/2043	1,215,434
13,000,000	5.000		10/01/2049	13,657,292

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Oregon – (continued)

Clackamas County Hospital Facility Authority RB Refunding for Rose Villa, Inc. Obligated Group Series 2020 A (NR/NR)
$240,000	5.125%		11/15/2040	$240,385
120,000	5.250		11/15/2050	116,282
Forest Grove Oregon Student Housing RB Refunding for Oak Tree Foundation Project Series 2017 (NR/BBB)
1,385,000	3.500		03/01/2029	1,327,242
1,540,000	3.750		03/01/2032	1,422,618
Medford Hospital Facilities Authority RB Refunding for Asante Health System Obligated Group Series 2020 A (NR/A+)
1,875,000	5.000		08/15/2045	1,908,628
Oregon State Facilities Authority RB Refunding for Reed College Project Series 2017 A (NR/NR)
8,895,000	5.000	(d)	07/01/2027	9,305,980
Oregon State Facilities Authority RB Refunding for Samaritan Health Services, Inc. Obligated Group Series 2020 A (NR/BBB+)
525,000	5.000		10/01/2029	548,539
225,000	5.000		10/01/2035	232,517
Port of Portland International Airport RB Series 28 (NR/AA-)
2,145,000	4.000		07/01/2047	1,895,836
Port of Portland RB for International Airport Series 2019 25-B (NR/AA-)
2,365,000	5.000		07/01/2033	2,458,439
1,000,000	5.000		07/01/2034	1,035,722
1,000,000	5.000		07/01/2035	1,032,921
State of Oregon GO Refunding Bonds for Higher Education Series 2021 H (Aa1/AA+)
1,175,000	1.250		08/01/2027	1,111,941
860,000	1.375		08/01/2028	797,158
875,000	1.500		08/01/2029	794,518
The Hospital Facilities Authority of The City of Astoria Oregon RB Columbia Memorial Hospital Project Series 2024 (NR/BBB)
4,500,000	5.250		08/01/2049	4,635,981
Warm Springs Reservation Confederated Tribe Hydroelectric RB Refunding for Pelton-Round Butte Project Series 2019 B (A3/NR)
190,000	5.000	(c)	11/01/2034	201,088
500,000	5.000	(c)	11/01/2036	526,395
Washington County School District No. 1 GO Bonds Series 2017 (SCH BD GTY) (Aa1/NR)
4,155,000	5.000		06/15/2029	4,328,544
Yamhill County Hospital Authority Revenue and Refunding Tax Exempt Bonds Series 2021A (NR/NR)
1,625,000	5.000		11/15/2051	1,387,478

				56,992,991

Pennsylvania - 3.6%

Acts Retirement Life Communities, Inc. Obligated Group Montgomery County Industrial Development Authority Retirement Communities RB Series 2016 (NR/NR)
900,000	5.000		11/15/2033	915,230
Adams County General Authority RB for The Brethren Home Community Project Series 2024A (NR/NR)
2,500,000	5.000		06/01/2034	2,603,384
1,450,000	5.000		06/01/2039	1,502,256
1,750,000	5.000		06/01/2044	1,774,431

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Pennsylvania – (continued)

Allegheny County Higher Education Building Authority University Revenue Refunding Bonds Series 2022 (NR/BBB-)
$1,000,000	5.250%		09/01/2035	$976,985
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A USD (NR/A)
18,400,000	4.000		04/01/2044	17,155,124
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A (NR/A)
5,145,000	5.000		04/01/2030	5,347,795
Allegheny County Hospital Development Authority UPMC RB Series 2019A (A2/A)
6,230,000	4.000		07/15/2038	6,082,040
Allegheny County Industrial Development Authority RB Refunding for United States Steel Corp. Project Series 2019 (B1/BB-)
2,750,000	5.125		05/01/2030	2,865,819
Allentown Neighborhood Improvement Zone Development Authority RB Refunding Series 2022 (Baa3/NR)
75,000	5.000		05/01/2026	76,263
525,000	5.000		05/01/2027	541,171
700,000	5.000		05/01/2029	734,897
750,000	5.000		05/01/2030	792,329
750,000	5.000		05/01/2031	797,779
Allentown Neighborhood Improvement Zone Development Authority Senior Tax RB for Waterfront - 30 E. Allen Street Project Series 2024A (NR/NR)
800,000	5.250	(c)	05/01/2032	821,680
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2017 (Ba3/NR)
1,380,000	5.000	(c)	05/01/2027	1,408,287
1,600,000	5.000	(c)	05/01/2032	1,614,039
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2018 (Ba3/NR)
800,000	5.000	(c)	05/01/2028	817,230
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022 (Baa3/NR)
500,000	5.000		05/01/2025	500,652
900,000	5.000		05/01/2033	956,940
1,000,000	5.000		05/01/2034	1,059,857
900,000	5.000		05/01/2035	951,424
1,000,000	5.000		05/01/2036	1,052,978
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022 forward Delivery (Baa3/NR)
750,000	5.000		05/01/2032	800,044
Bethel Park School District Allegheny County Pennsylvania GO Limited Tax Bonds Series of 2024 (ST AID WITHHLDG) (Aa2/NR)
695,000	5.000		08/01/2039	759,878
1,090,000	5.000		08/01/2040	1,186,421
1,550,000	5.000		08/01/2041	1,676,008
2,125,000	5.000		08/01/2043	2,274,506
1,695,000	5.000		08/01/2044	1,803,313

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Pennsylvania – (continued)

Bucks County Industrial Development Authority RB for Grand View Hospital and Sellersville PA Obligated Group Series 2021 (NR/B+)
$325,000	5.000%		07/01/2025	$324,557
420,000	5.000		07/01/2026	420,046
425,000	5.000		07/01/2027	435,251
450,000	5.000		07/01/2028	464,807
475,000	5.000		07/01/2029	493,609
650,000	5.000		07/01/2030	678,755
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (NR/NR)
100,000	5.000		10/01/2030	102,286
350,000	5.000		10/01/2031	357,446
410,000	5.000		10/01/2033	417,611
Chester County IDA RB for Collegium Charter School Project Series 2022 (NR/BB)
900,000	6.000	(c)	10/15/2052	920,939
Chester County IDA RB Series 2021 (Aa2/NR)
10,000,000	4.000		12/01/2046	9,124,812
Chester County School Authority Chester County Pennsylvania School Lease RB Chester County Intermediate Unit Project Series of 2025 (Aa3/NR)
1,000,000	5.000		04/01/2041	1,054,929
1,000,000	5.000		04/01/2044	1,036,663
1,000,000	5.000		04/01/2045	1,035,700
City of Erie Higher Education Building Authority RB for Gannon University Series 2021 (Baa2/BBB+)
500,000	4.000		05/01/2036	462,460
595,000	4.000		05/01/2041	508,358
380,000	5.000		05/01/2047	357,066
City of Wilkes-Barre Finance Authority University Revenue Refunding Bonds Series 2021 (NR/BBB-)
2,075,000	4.000		03/01/2042	1,700,130
Coatesville School District GO Refunding Bonds Series 2017 (AGM ST AID WITHHLDG) (Aa3/AA)
1,000,000	5.000		08/01/2025	1,006,270
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (AGM) (Aa3/AA)
21,580,000	4.000		06/01/2039	20,231,641
Commonwealth of Pennsylvania COPS Series 2018 A (A1/A)
1,250,000	4.000		07/01/2046	1,154,803
Commonwealth of Pennsylvania GO Bonds 1st Series 2015 (Aa2/A+)
6,500,000	5.000		03/15/2033	6,507,681
Commonwealth of Pennsylvania GO Bonds First Series of 2024 Bid Group B (Aa2/A+)
11,450,000	4.000		08/15/2044	10,976,494
Dauphin County General Authority RB for The Harrisburg University of Science & Technology Series 2020 (NR/B-)
2,000,000	5.875	(c)	10/15/2040	1,598,494
6,375,000	6.250	(c)	10/15/2053	4,802,821
Dauphin County General Authority University RB for Harrisburg University of Science & Technology Project Series 2017 (NR/B-)
850,000	5.000	(c)	10/15/2034	698,903
Delaware County Authority RB for Villanova University Series 2015 (Aa3/AA-)
1,120,000	5.000		08/01/2040	1,125,190

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Pennsylvania – (continued)

Doylestown Hospital Authority Commonwealth of Pennsylvania Doylestown Hospital RB Series 2024 (NR/NR)
$1,400,000	5.000	%(c)	07/01/2031	$1,464,218
Franklin County Industrial Development Authority RB Refunding for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
750,000	5.000		12/01/2038	726,268
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (NR/AA-) (3M USD SOFR + 0.77%)
15,800,000	0.907	(f)(h)	05/01/2037	14,763,879
General Authority of Southcentral Pennsylvania RB Refunding WellSpan Health Obligation Group Series 2019 A (Aa3/NR)
725,000	4.000		06/01/2044	671,461
Lancaster County Hospital Authority RB Refunding for St. Anne’s Retirement Community Obligated Group Series 2020 (NR/NR)
900,000	5.000		03/01/2040	804,241
Lancaster Municipal Authority Healthcare Facilities RB for Garden Spot Village Project Series A of 2024 (NR/NR)
900,000	5.000		05/01/2049	916,685
Lancaster Municipal Authority Healthcare Facilities RB Series A of 2025 Luthercare Project Tax-Exempt (NR/NR)
1,525,000	4.000		12/01/2035	1,502,554
825,000	5.000		12/01/2045	835,421
Latrobe Industrial Development Authority RB Refunding for Seton Hill University Series 2021 (NR/BBB-)
185,000	5.000		03/01/2026	186,047
150,000	5.000		03/01/2027	152,520
135,000	5.000		03/01/2028	137,982
160,000	5.000		03/01/2029	163,921
Latrobe Industrial Development Authority University RB Refunding for Seton Hill University Series 2021 (NR/BBB-)
175,000	5.000		03/01/2031	179,309
300,000	5.000		03/01/2033	304,445
Lincoln University of The Commonwealth System of Higher Education RB Refunding Tax Exempt Social Bonds 2023 Series A (Baa3/NR)
3,240,000	5.250		07/01/2044	3,024,445
Montgomery County Higher Education & Health Authority RB Refunding for Thomas Jefferson University Obligated Group Series 2019 (A3/A)
1,000,000	4.000		09/01/2037	969,801
550,000	4.000		09/01/2038	532,031
1,000,000	4.000		09/01/2039	962,780
Montgomery County IDA Exempt Facilities Revenue Refunding Bonds 2023 Series A (Baa1/BBB+) (PUTABLE)
2,250,000	4.100	(a)(b)	04/01/2053	2,297,510
Montgomery County IDA Exempt Facilities Revenue Refunding Bonds 2023 Series B (Baa1/BBB+)
1,645,000	4.100		06/01/2029	1,683,002
Montgomery County IDA Exempt Facilities Revenue Refunding Bonds 2023 Series C (Baa1/BBB+) (PUTABLE)
2,665,000	4.450	(a)(b)	10/01/2034	2,719,756
Montgomery County IDA Retirement Communities RB for Acts Retirement Life Communities Obligated Group Series 2020C (NR/NR)
1,035,000	5.000		11/15/2045	1,048,384

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Pennsylvania – (continued)

Montgomery County Industrial Development Authority RB ACTS Retirement-Life Communities, Inc. Obligated Group Series 2020 C (NR/NR)
$1,200,000	4.000%		11/15/2043	$1,106,729
Montgomery County Industrial Development Authority RB Refunding for The Public School of Germantown Series 2021 A (NR/A-)
400,000	4.000		10/01/2036	374,581
400,000	4.000		10/01/2041	354,909
Montgomery County Industrial Development Authority Retirement Communities RB Acts Retirement-Life Communities Inc Obligated Group Series 2025A (NR/NR)
955,000	5.000		11/15/2049	959,422
1,340,000	5.000		11/15/2055	1,333,444
Northampton County General Purpose Authority Hospital RB Series 2016A (A3/A-)
24,840,000	5.000		08/15/2046	24,915,193
Northampton County Industrial Development Authority RB Refunding for Morningstar Senior Living, Inc. Obligated Group Series 2019 (NR/NR)
1,000,000	5.000		11/01/2039	973,652
Pennsylvania Economic Development Financing Authority RB for Presbyterian Senior Living Project Series 2021 (NR/NR)
1,600,000	4.000		07/01/2030	1,603,856
1,950,000	4.000		07/01/2033	1,936,510
Pennsylvania Economic Development Financing Authority RB for Presbyterian Senior Living Series 2023B-2 (NR/NR)
4,140,000	5.000		07/01/2038	4,312,586
Pennsylvania Economic Development Financing Authority RB for The Pennsylvania Rapid Bridge Replacement Project Series 2015 (NR/BBB)
750,000	5.000		06/30/2042	751,022
Pennsylvania Economic Development Financing Authority RB Refunding for American Water Co. Project Series 2019 (A1/A+)
8,355,000	3.000		04/01/2039	6,998,533
Pennsylvania Economic Development Financing Authority RB Refunding for Presbyterian Homes Obligated Group Series 2021 (NR/NR)
1,800,000	4.000		07/01/2041	1,658,498
Pennsylvania Economic Development Financing Authority RB Refunding for UPMC Obligated Group Series 2021 A (A2/A)
1,200,000	4.000		10/15/2040	1,164,365
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management Inc. Project Series 2021A-2 (NR/A-/A-2)
10,000,000	4.600	(a)(b)	10/01/2046	10,054,484
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Refunding RB Series 2021B (NR/A-/A-2)
6,050,000	1.100	(a)(b)	06/01/2031	5,766,894
Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB for Penndot Major Bridges Package One Project Series 2022 (AGM) (A1/AA)
5,000,000	5.000		12/31/2057	5,068,523
Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB for Penndot Major Bridges Package One Project Series 2022 (Baa2/NR)
6,650,000	5.750		06/30/2048	7,015,328
1,350,000	5.250		06/30/2053	1,372,861

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Pennsylvania – (continued)

Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB for Penndot Major Bridges Package One Project Series 2022 (Baa2/NR) – (continued)
$10,000,000	6.000%		06/30/2061	$10,697,956
Pennsylvania Economic Development Financing Authority UPMC RB Series 2021A (A2/A)
1,220,000	4.000		10/15/2037	1,200,624
Pennsylvania Economic Development Financing Authority Upmc RB Series 2023A Subseries 2023A-1 (A2/A)
21,260,000	5.000		05/15/2031	22,937,227
Pennsylvania Economic Development Financing Authority UPMC RB, Series 2020A (A2/A)
2,200,000	4.000		04/15/2036	2,190,731
Pennsylvania Higher Educational Facilities Authority Duquesne University of the Holy Spirit RB Series 2019 A (A2/A)
350,000	4.000		03/01/2037	350,185
675,000	5.000		03/01/2038	697,815
500,000	5.000		03/01/2039	516,413
Pennsylvania Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (AGC) (NR/AA) (3M USD SOFR + 0.60%)
580,000	3.663	(f)	07/01/2027	576,556
Pennsylvania Turnpike Commission Oil Franchise Tax Subordinated RB Series 2018 B (A2/NR)
9,995,000	5.250		12/01/2048	10,273,556
Pennsylvania Turnpike Commission RB Series 2018 A (Aa3/NR)
23,255,000	5.250		12/01/2044	24,048,858
Pennsylvania Turnpike Commission RB Series 2019 A (A2/NR)
4,250,000	5.000		12/01/2036	4,494,967
4,275,000	5.000		12/01/2038	4,483,506
Pennsylvania Turnpike Commission Registration Fee Revenue Refunding Bonds Series of 2023 (A1/AA-) (SIFMA Municipal Swap Index Yield + 0.85%)
2,075,000	3.720	(a)(f)	07/15/2041	2,074,121
Philadelphia Airport Revenue and Refunding Bonds Series 2021 (A1/NR)
5,750,000	5.000		07/01/2026	5,878,870
Philadelphia Authority for Industrial Development Charter School RB for Green Woods Charter School Project Series 2022A (NR/BB+)
650,000	5.125		06/15/2042	643,497
Philadelphia Authority for Industrial Development RB for Independence Charter School Series 2019 (NR/NR)
345,000	4.000		06/15/2029	333,868
1,000,000	5.000		06/15/2039	961,381
Philadelphia Authority for Industrial Development RB for Mast Community Charter School II Series 2020 A (NR/BBB)
435,000	5.000		08/01/2030	445,525
290,000	5.000		08/01/2040	290,727
Philadelphia Authority for Industrial Development RB Refunding for Philadelphia Performing Arts Charter School Series 2020 (NR/BB+)
900,000	5.000	(c)	06/15/2040	891,494
Philadelphia Authority for Industrial Development Tacony Charter School Project Social Bond RB Series 2023 (NR/BB)
1,400,000	5.000	(c)	06/15/2033	1,389,958

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Pennsylvania – (continued)

Philadelphia Authority For Industrial Development The Children’S Hospital of Philadelphia Project Hospital RB Series A of 2024 (Aa2/AA)
$18,180,000	5.500%		07/01/2053	$19,651,236
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (Baa3/BBB)
2,310,000	5.000		07/01/2028	2,362,574
Philadelphia IDA University RB for St. Joseph’s University Project Series 2022 (NR/A-)
2,500,000	5.250		11/01/2052	2,605,009
Philadelphia Redevelopment Authority City Service Agreement RB for City of Philadelphia Neighborhood Preservation Initiative Series B of 2024 (Tax-Exempt Social Bonds) (A1/A+)
1,215,000	5.000		09/01/2040	1,293,660
1,350,000	5.000		09/01/2041	1,427,165
500,000	5.000		09/01/2042	526,548
1,065,000	5.000		09/01/2043	1,118,312
Philadelphia School District GO Bonds Series 2015 A (ST AID WITHHLDG) (Aa3/NR)
2,415,000	5.000		09/01/2027	2,434,905
Pittsburgh Water & Sewer Authority First Lien RB Series 2019 A (AGM) (A1/AA)
1,000,000	5.000		09/01/2034	1,065,308
1,720,000	5.000		09/01/2035	1,819,619
1,285,000	5.000		09/01/2036	1,356,414
2,000,000	5.000		09/01/2037	2,103,534
Pittsburgh Water & Sewer Authority Subordinate RB Refunding Series 2019 B (AGM) (NR/AA)
2,500,000	4.000		09/01/2034	2,543,805
School District of Haverford Township Delaware County Pennsylvania GO Bonds Series of 2025 (ST AID WITHHLDG) (Aa2/NR)
1,210,000	5.000		03/15/2039	1,291,213
1,000,000	5.000		03/15/2040	1,061,557
1,000,000	5.000		03/15/2041	1,054,869
900,000	5.000		03/15/2043	942,351
Scranton Redevelopment Authority RB Refunding for Guaranteed Lease Series 2016 A (MUN GOVT GTD) (NR/BBB+)
265,000	5.000		11/15/2028	265,105
Susquehanna Area Regional Airport Authority RB Refunding for Airport System Series 2017 (Baa3/NR)
1,100,000	5.000		01/01/2035	1,107,628
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (NR/BB+)
610,000	4.000		10/01/2029	582,963
425,000	5.000		10/01/2039	395,080
The Berks County Municipal Authority RB for Tower Health Project Series 2024 A-4 (NR/NR)
4,291,000	7.000		06/30/2039	3,969,189
The Berks County Municipal Authority RB for Tower Health Project Series 2024 B-1 (NR/NR)
3,083,000	0.000	(h)	06/30/2044	2,270,530
The Berks County Municipal Authority RB for Tower Health Project Series 2024 B-2 (NR/NR)
2,256,000	0.000	(h)	06/30/2044	1,286,998
The Berks County Municipal Authority RB for Tower Health Project Series 2024A-1 (NR/NR)
1,584,000	8.000		06/30/2034	1,620,186

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Pennsylvania – (continued)

The Berks County Municipal Authority RB for Tower Health Project Series 2024A-2 (NR/NR)
$786,000	6.000%		06/30/2034	$847,130
The Berks County Municipal Authority RB for Tower Health Project Series 2024A-3 (NR/NR)
6,171,000	5.000		06/30/2039	5,973,070
The Hospitals and Higher Education Facilities Authority of Philadelphia Hospital RB (Temple University Health System Obligated Group) Series 2017 (Baa3/BBB)
3,190,000	5.000		07/01/2027	3,265,561
Upper Dauphin IDA RB for Pennsylvania Steam Academy Charter School Project Series 2022B (NR/NR)
200,000	6.000	(c)	07/01/2029	198,103
Westmoreland County Industrial Development Authority RB Refunding for Excela Health Obligated Group Series 2020 A (Baa3/NR)
490,000	5.000		07/01/2030	508,157

				403,940,146

Puerto Rico - 5.3%

GDB Debt Recovery Authority Bonds (NR/NR)
6,818,114	7.500		08/20/2040	6,666,446
HTA Trust Certificates Class L-2028 Units (NR/NR)
1,287,868	5.250		07/01/2038	1,288,170
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2020A (NR/NR)
4,000,000	5.000	(c)	07/01/2030	4,143,995
16,475,000	5.000	(c)	07/01/2035	16,918,087
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2022A (NR/NR)
5,580,000	5.000	(c)	07/01/2037	5,747,564
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding for Senior Lien Series 2020 A (NR/NR)
20,865,000	5.000	(c)	07/01/2047	20,851,398
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Bonds 2021 B (NR/NR)
900,000	5.000	(c)	07/01/2037	923,790
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2021B (NR/NR)
9,700,000	4.000	(c)	07/01/2042	8,705,712
Puerto Rico Commonwealth GO Bonds (NR/NR)
18,175,011	0.010	(b)(h)(i)	11/01/2043	11,382,101
Puerto Rico Commonwealth GO Clawback Bonds (NR/NR)
8,400,038	0.010	(b)(h)(i)	11/01/2051	4,510,821
Puerto Rico Commonwealth GO Clawback CVIs (NR/NR)
11,617,919	0.010	(b)(h)(i)	11/01/2051	7,217,632
Puerto Rico Commonwealth GO Restructured Bonds Series 2022 A-1 (NR/NR)
3,400,000	5.375		07/01/2025	3,415,124
1,750,000	5.625		07/01/2027	1,811,950
10,915,508	5.625		07/01/2029	11,692,790
13,899,948	5.750		07/01/2031	15,271,667
19,403,085	0.000	(g)	07/01/2033	13,294,466
4,598,951	4.000		07/01/2033	4,502,807
3,601,382	4.000		07/01/2035	3,440,316
7,727,039	4.000		07/01/2037	7,303,152
12,189,086	4.000		07/01/2041	11,146,385
15,453,596	4.000		07/01/2046	13,471,638

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Puerto Rico – (continued)

Puerto Rico Electric Power Authority Power RB Series 2012A (NR/NR)
$5,465,000	5.000	%*	07/01/2042	$3,033,075
Puerto Rico Electric Power Authority Power RB Series 2013A (NR/NR)
1,350,000	7.000	*	07/01/2033	749,250
11,365,000	6.750	*	07/01/2036	6,307,575
Puerto Rico Electric Power Authority Power RB Series 4 (NR/NR)
196,972	10.000	*	07/01/2022	109,319
Puerto Rico Electric Power Authority Power RB Series AAA (NR/NR)
1,050,000	5.250	*	07/01/2031	582,750
Puerto Rico Electric Power Authority Power RB Series CCC (NR/NR)
4,075,000	5.250	*	07/01/2026	2,261,625
1,555,000	5.000	*	07/01/2028	863,025
Puerto Rico Electric Power Authority Power RB Series E-1 (NR/NR)
590,915	10.000	*	01/01/2021	327,958
Puerto Rico Electric Power Authority Power RB Series E-2 (NR/NR)
590,915	10.000	*	07/01/2021	327,958
Puerto Rico Electric Power Authority Power RB Series E-3 (NR/NR)
196,972	10.000	*	01/01/2022	109,319
Puerto Rico Electric Power Authority Power RB Series TT (NR/NR)
220,000	5.000	*	07/01/2025	122,100
10,835,000	5.000	*	07/01/2032	6,013,425
Puerto Rico Electric Power Authority Power RB Series VV (NATL) (NR/NR)
350,000	5.250		07/01/2029	344,167
215,000	5.250		07/01/2030	212,276
1,150,000	5.250		07/01/2032	1,132,907
Puerto Rico Electric Power Authority Power RB Series WW (NR/NR)
4,585,000	5.500	*	07/01/2038	2,544,675
Puerto Rico Electric Power Authority Power RB Series XX (NR/NR)
2,335,000	5.250	*	07/01/2035	1,295,925
17,660,000	5.250	*	07/01/2040	9,801,300
Puerto Rico Electric Power Authority Power RB Series ZZ (NR/NR)
1,000,000	5.250	*	07/01/2019	555,000
1,365,000	5.250	*	07/01/2026	757,575
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (A1/AA) (3M USD SOFR + 0.52%)
21,915,000	3.583	(f)	07/01/2029	21,342,661
Puerto Rico Electric Power Authority RB Series TT (NR/NR)
3,250,000	5.000	*	07/01/2037	1,803,750
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Afica Dock and Wharf RB forward Delivery Collectively The “Series 2023 Bonds” (NR/BBB-)
2,185,000	6.250		01/01/2040	2,497,802
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue Restructured Bonds Series 2019A-2B (NR/NR)
8,420,000	4.550		07/01/2040	8,334,182

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Puerto Rico – (continued)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Restructured Bonds Series A-2 (NR/NR)
$4,000,000	4.329%		07/01/2040	$3,897,543
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)
17,225,000	0.000	(g)	07/01/2027	15,792,530
11,021,000	0.000	(g)	07/01/2029	9,325,679
19,009,000	0.000	(g)	07/01/2031	14,878,947
28,145,000	0.000	(g)	07/01/2033	20,169,616
59,662,000	0.000	(g)	07/01/2046	19,470,055
17,036,000	0.000	(g)	07/01/2051	4,114,453
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
155,915,000	4.329		07/01/2040	151,921,346
143,000	4.536		07/01/2053	133,913
20,205,000	4.784		07/01/2058	19,232,325
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
34,064,000	4.500		07/01/2034	33,844,594
18,568,000	4.750		07/01/2053	17,852,181
41,312,000	5.000		07/01/2058	40,682,256

				596,451,048

Rhode Island - 0.3%

Providence Public Buildings Authority Capital Improvement Program Projects RB 2024 Series A (AGC) (A1/AA)
1,100,000	5.250		09/15/2042	1,179,313
500,000	5.250		09/15/2043	533,572
1,000,000	5.250		09/15/2044	1,062,485
Rhode Island Health and Educational Building Corp. RB for Cumberland Public School Financing Program Series 2023 A (NR/AA+)
3,655,000	5.000		05/15/2048	3,852,823
Rhode Island Health and Educational Building Corporation Hospital Financing RB Lifespan Obligated Group Issue Series 2024 (NR/BBB+)
3,500,000	5.250		05/15/2049	3,624,252
4,500,000	5.250		05/15/2054	4,626,960
Rhode Island Health and Educational Building Corporation Public Schools Financing RB for Town of Cumberland Issue Series 2023 A (NR/AA+)
5,025,000	4.125		05/15/2053	4,652,905
Rhode Island Health and Educational Building Corporation Public Schools RB Financing Program RB Series 2024 A (ST AID WITHHLDG) (NR/AA-)
10,000,000	5.000		05/15/2049	10,354,039
Rhode Island Housing & Mortgage Finance Corp. Homeownership
Opportunity Bonds Series 78-A (Aa1/AA+)
4,970,000	5.000		10/01/2042	5,100,862
Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Series 82-A (NON-AMT) (GNMA COLL) (Aa1/AA+)
4,060,000	4.450		10/01/2044	3,966,000

				38,953,211

South Carolina - 0.7%

City of Charleston Waterworks & Sewer System Capital Improvement RB Series 2022 (Aaa/AAA)
7,145,000	5.000		01/01/2052	7,461,680

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

South Carolina – (continued)

Clemson University Athletic Facilities RB Series 2015 (Aa3/NR)
$1,570,000	4.000%		05/01/2026	$1,571,297
Clemson University South Carolina Athletic Facilities RB Series 2025A (Aa3/NR)
3,750,000	5.000		05/01/2055	3,917,481
Lexington County School District No. 1/SC GO Refunding Bonds Series 2019 A (SCSDE) (Aa1/AA)
2,495,000	5.000		02/01/2031	2,644,633
Lexington County School District No. 2 GO Bonds Series 2017 C (SCSDE) (Aa1/AA)
2,000,000	5.000		03/01/2031	2,067,597
1,615,000	4.000		03/01/2032	1,624,066
Richland County at Sandhill Improvement District Refunding Assessment RB Series 2021 (NR/NR)
410,000	3.000	(c)	11/01/2026	396,348
900,000	3.625	(c)	11/01/2031	787,193
1,170,000	3.750	(c)	11/01/2036	939,793
South Carolina Economic Development Authority Educational Facilities Tax Exempt RB for Polaris Tech Charter School Project Series 2022A (NR/NR)
1,920,000	5.125	(c)	06/15/2042	1,825,424
South Carolina Jobs-Economic Development Authority Economic Development RB Wofford College Project Series 2024 (NR/A-)
8,350,000	5.000		04/01/2034	9,120,002
South Carolina Jobs-Economic Development Authority Health Care Facilities RB Novant Health Obligated Group Series 2024A (A1/A+)
4,125,000	4.000		11/01/2042	3,989,946
4,125,000	5.250		11/01/2043	4,429,869
South Carolina Jobs-Economic Development Authority Solid Waste Disposal RB for Enerra South Carolina Project Series 2024 (Aaa/NR) (PUTABLE)
6,500,000	3.700	(a)(b)(c)	12/15/2027	6,473,329
South Carolina Ports Authority RB Series 2018 (A1/A+)
3,750,000	5.000		07/01/2037	3,819,722
South Carolina Public Service Authority Revenue Obligations 2022 Tax Exempt Series E (A3/A-)
10,000,000	5.750		12/01/2047	10,965,540
South Carolina Public Service Authority Revenue Refunding Obligations Santee Cooper Consisting of Series 2024-B (Tax-Exempt) (A3/A-)
5,400,000	4.125		12/01/2044	5,054,448
South Carolina State Housing Finance and Development Authority Mortgage RB Series 2024 B (NON-AMT) (Aaa/NR)
15,000	4.625		07/01/2054	14,616
South Carolina State Housing Finance and Development Authority Multifamily Housing RB Poplar Square Apartments Project Series 2025 (Aaa/NR)
1,125,000	5.000	(a)(b)	04/01/2028	1,163,397
1,120,000	5.000	(a)(b)	11/01/2028	1,167,550
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (A1/AA)
500,000	5.000		04/15/2032	535,318
500,000	5.000		04/15/2033	533,783
500,000	5.000		04/15/2034	532,257
525,000	5.000		04/15/2035	557,327
600,000	4.000		04/15/2036	599,520
550,000	4.000		04/15/2037	541,298

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

South Carolina – (continued)

Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (A1/AA) – (continued)
$525,000	4.000%		04/15/2038	$510,936
700,000	4.000		04/15/2039	671,988
750,000	4.000		04/15/2040	712,166

				74,628,524

South Dakota - 0.0%

County of Lincoln RB Refunding for The Augustana College Association Series 2021 A (NR/BBB-)
650,000	4.000		08/01/2041	562,083
1,200,000	4.000		08/01/2051	953,091
Rapid City Area School District No. 51-4 Limited Tax Capital Outlay GO Refunding Bonds Series 2017 B (ST AID WITHHLDG) (NR/AA+)
730,000	5.000		01/01/2026	741,712

				2,256,886

Tennessee - 0.3%

City of Johnson GO Refunding Bonds Series 2019 B (Aa2/NR)
1,225,000	4.000		06/01/2037	1,212,140
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A3/A-)
1,800,000	4.000		07/01/2040	1,685,222
Health, Educational and Housing Facility Board of The County of Knox Student Housing RB Series 2024A-1 (Tax-Exempt) (BAM) (NR/AA)
1,000,000	5.250		07/01/2049	1,039,408
1,250,000	5.500		07/01/2054	1,320,647
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Vanderbilt University Medical Center Series 2016 A (NR/A)
700,000	5.000		07/01/2046	698,832
Metropolitan Nashville Airport Authority Airport Improvement RB Series 2022B (AMT) (A1/NR)
1,700,000	5.000		07/01/2026	1,737,260
Nashville Metropolitan Development & Housing Agency RB for Fifth+ Broadway Development Project Series 2018 (NR/NR)
455,000	4.500	(c)	06/01/2028	457,921
Tennergy Corp. Gas Supply RB Series 2024 Sub-Series 2024A (Aa1/NR)
14,250,000	5.000	(a)(b)	10/01/2054	14,926,819

The Health and Educational Facilities Board of The Metropolitan Government of Nashville and Davidson County Tennessee Multifamily Housing RB Burning Tree Apartments Project Series 2025 (FHA 221(D)(4)) (Aaa/NR)

1,775,000	5.000	(a)(b)	10/01/2028	1,849,916

The Health and Educational Facilities Board of The Metropolitan Government of Nashville and Davidson County, Multifamily Housing RB Ben Allen Ridge Apartments Project Series 2022B (FNMA COLL) (Aaa/NR) (PUTABLE)

1,550,000	3.850	(a)(b)	02/01/2048	1,557,862
The Health Educational and Housing Facility Board of The City of Chattanooga Tennessee Collateralized Multifamily Housing Bonds Espero Chattanooga Project Series 2023 (HUD SECT 8) (Aaa/NR)
360,000	3.000	(a)(b)	12/01/2043	356,119

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Tennessee – (continued)

The Sports Authority of The County of Hamilton and The City of Chattanooga Public Facility RB for Stadium Project Series 2024A (NR/AAA)
$1,750,000	5.750%		12/01/2050	$1,957,317
2,520,000	6.000		12/01/2055	2,850,039

				31,649,502

Texas - 8.7%

Aldine independent School District Harris County Texas UT Refunding Bonds Series 2024A (PSF-GTD) (Aaa/AAA)
2,500,000	3.000		02/15/2042	2,105,155
Aldine Independent School District Harris County Texas UT School Building and Refunding Bonds Series 2024B (PSF-GTD) (Aaa/AAA)
3,975,000	4.000		02/15/2054	3,584,984
Arlington Higher Education Finance Corp. Education RB Basis Texas Charter Schools, Inc. Series 2024 (Ba2/NR)
925,000	4.250	(c)	06/15/2039	871,909
830,000	4.500	(c)	06/15/2044	768,907
915,000	4.750	(c)	06/15/2049	851,143
Arlington Higher Education Finance Corp. Education RB Series 2022A (NR/NR)
1,425,000	5.625		08/15/2052	1,090,125
Arlington Higher Education Finance Corp. Great Hearts America - Texas Education RB Series 2024A (Baa3/NR)
1,050,000	4.500		08/15/2039	1,005,041
1,075,000	4.750		08/15/2044	1,004,033
750,000	5.000		08/15/2049	716,180
Arlington Higher Education Finance Corp. Harmony Public Schools Education RB Series 2024 (PSF-GTD) (NR/AAA)
8,000,000	4.000		02/15/2049	7,387,954
Arlington Higher Education Finance Corp. RB Refunding for Wayside Schools Series 2021 A (NR/BB)
205,000	5.000		08/15/2025	205,352
190,000	5.000		08/15/2026	191,696
200,000	5.000		08/15/2027	202,888
80,000	5.000		08/15/2028	81,421
160,000	4.000		08/15/2029	156,579
165,000	4.000		08/15/2030	160,191
180,000	4.000		08/15/2031	173,331
Arlington Independent School District UT School Building and Refunding Bonds Series 2023 (PSF-GTD) (Aaa/AAA)
1,125,000	5.000		02/15/2027	1,171,296
Austin Community College District Limited Tax Bonds Series 2023 (Aa1/AA+)
3,750,000	5.250		08/01/2053	3,960,421
Austin Convention Enterprises, Inc. Convention Center Hotel First Tier RB Refunding Series 2017 A (NR/BB+)
1,355,000	5.000		01/01/2029	1,358,042
Austin Independent School District UT School Building Bonds Series 2023 (NON-PSF) (Aaa/NR)
5,670,000	5.000		08/01/2043	6,006,128
Bastrop County, Special Assessment RB, Series 2023 Double Eagle Ranch Public Improvement District Improvement Area 1 Project (NR/NR)
1,000,000	5.250	(c)	09/01/2043	1,002,910

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

Bastrop County, Special Assessment RB, Series 2024 Double Eagle Ranch Public Improvement District Improvement Area #2 Project (NR/NR)
$225,000	4.500%		09/01/2031	$223,618
Bexar Management and Development Corp. Multifamily Housing RB for Hill View Heights Apartments Series 2024 (Aaa/NR)
4,325,000	3.020	(a)(b)	05/10/2045	4,258,295

Boerne Independent School District A Political Subdivision of The State of Texas Located In Kendall Bexar and Comal Counties Texas Fixed and Variable Rate Unlimited Tax School Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)

3,075,000	4.000	(a)(b)	02/01/2054	3,137,856
Carrollton-Farmers Branch Independent School District UT School Building Bonds Series 2023 (PSF-GTD) (Aaa/AAA)
1,600,000	5.000		02/15/2026	1,629,858
1,925,000	5.000		02/15/2027	2,001,351
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2020 A (A3/A+)
620,000	5.000		01/01/2028	652,214
650,000	5.000		01/01/2029	694,008
1,115,000	5.000		01/01/2034	1,186,807
610,000	5.000		01/01/2036	644,959
645,000	5.000		01/01/2037	680,053
675,000	5.000		01/01/2038	709,524
1,420,000	5.000		01/01/2039	1,488,293
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2021D (A3/A+)
2,330,000	3.000		01/01/2046	1,804,546
Central Texas Regional Mobility Authority Senior Lien Revenue Refunding Bonds Series 2021D (A3/A+)
1,100,000	4.000		01/01/2040	1,064,349
Cities of Dallas and Fort Worth, Texas Dallas Fort Worth International Airport Joint RR Bonds Series 2023C (A1/AA-)
4,300,000	5.000		11/01/2030	4,588,087
Cities of Dallas and Fort Worth, Texas Dallas Fort Worth International Airport, Joint RR and Improvement Bonds, Series 2023B (A1/AA-)
1,000,000	5.000		11/01/2042	1,060,061
City of Anna Special Assessment Bonds for Hurricane Creek Public Improvement District Project Series 2019 (NR/NR)
135,000	5.750	(c)	09/01/2029	137,324
City of Anna Special Assessment Bonds for Sherley Tract Public Improvement District No. 2 Series 2021 (NR/NR)
195,000	3.250	(c)	09/15/2026	191,043
City of Anna Special Assessment RB for Hurricane Creek Public Improvement District Project Series 2022 (NR/NR)
1,402,000	5.750	(c)	09/01/2042	1,447,736
City of Anna Special Assessment RB for Meadow Vista Public Improvement District Improvement Area #1 Project Series 2024 (NR/NR)
305,000	4.875	(c)	09/15/2031	304,996
400,000	5.500	(c)	09/15/2044	397,802
City of Anna Special Assessment RB for Woods at Lindsey Place Public and District Improvement Area #1 Project Series 2023 (NR/NR)
781,000	5.625	(c)	09/15/2043	796,507
City of Aubrey Special Assessment RB for Aubrey Public Improvement District No. 1 Project Series 2023 (NR/NR)
850,000	5.000	(c)	09/01/2030	853,498

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

City of Aubrey Special Assessment RB for Jackson Ridge Public Improvement District Project Series 2022 (NR/NR)
$776,000	5.250	%(c)	09/01/2032	$797,918
City of Aubrey Special Assessment Revenue Refunding Bonds Series 2024 (Jackson Ridge Public Improvement District Phase #1 and Phase #2 Assessments) (BAM) (NR/AA)
1,350,000	5.000		09/01/2037	1,463,412
1,250,000	5.000		09/01/2045	1,299,869
City of Aubrey Texas A Municipal Corp. of The State of Texas Located In Denton County Special Assessment RB Series 2025 (NR/NR)
400,000	4.375	(c)	12/31/2030	394,170
550,000	4.625	(c)	12/31/2035	537,430
City of Austin Airport System RB Series 2019B (AMT) (A1/A+)
4,000,000	5.000		11/15/2031	4,196,106
City of Austin Airport System RB Series 2022 (A1/A+)
7,435,000	5.000		11/15/2052	7,481,571
City of Austin RB for Airport System Series 2019 B (A1/A+)
1,980,000	5.000		11/15/2032	2,071,017
City of Austin Special Assessment RB for Estancia Hill Country Public Improvement District Series 2018 (NR/NR)
2,380,000	4.000	(c)	11/01/2028	2,332,737
City of Austin Special Assessment RB for Whisper Valley Public Improvement District Improvement Area #3 Series 2024 (NR/NR)
560,000	5.000	(c)	11/01/2044	540,103
City of Austin Special Assessment RB for Whisper Valley Public Improvement District Project Series 2022 (NR/NR)
777,000	5.375	(c)	11/01/2042	781,349
City of Austin Water & Wastewater System Revenue Refunding Bonds Series 2022 (Aa2/AA)
1,300,000	5.000		11/15/2038	1,397,212
2,250,000	5.000		11/15/2039	2,404,380
2,000,000	5.000		11/15/2040	2,132,445
City of Bastrop Texas A Municipal Corp. of The State of Texas Located In Bastrop County Special Assessment RB Series 2025 (NR/NR)
493,000	4.250	(c)(e)	09/01/2030	492,223
608,000	4.625	(c)(e)	09/01/2035	608,530
621,000	5.375	(c)(e)	09/01/2045	619,385
City of Beaumont Waterworks and Sewer System RB Series 2024 (BAM) (A1/AA)
1,075,000	5.000		09/01/2041	1,139,363
750,000	5.000		09/01/2042	790,940
1,000,000	5.000		09/01/2044	1,048,538
City of Boyd Special Assessment RB, Series 2024 (City of Boyd Public Improvement District No. 1 Improvement Area #1 Project) (NR/NR)
1,405,000	5.500	(c)	09/15/2053	1,401,821
City of Buda Texas A Municipal Corp. of The State of Texas Located In Hays County Special Assessment RB Series 2025 (NR/NR)
1,500,000	5.875	(c)	09/01/2045	1,475,297
City of Buda Texas A Municipal Corp. of The State of Texas Located in Hays County Special Assessment RB Series 2025 (Persimmon Public Improvement District Major Improvement Area Project) (NR/NR)
900,000	5.750	(c)	09/01/2033	891,437

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2020 (NR/NR)
$125,000	2.500	%(c)	09/01/2025	$124,018
140,000	3.125	(c)	09/01/2030	129,418
180,000	3.250	(c)	09/01/2030	164,949
355,000	4.000	(c)	09/01/2040	307,571
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2021 (NR/NR)
88,000	2.500	(c)	09/01/2026	85,462
158,000	3.000	(c)	09/01/2031	140,824
329,000	3.375	(c)	09/01/2041	263,769
City of Celina Special Assessment RB for Celina Hills Public Improvement District Project Series 2022 (NR/NR)
430,000	4.625	(c)	09/01/2032	421,398
704,000	4.875	(c)	09/01/2042	669,971
City of Celina Special Assessment RB for Chalk Hill Public Improvement District No. 2 Phases #2-3 Direct Improvement Project Series 2023 (NR/NR)
767,000	5.750	(c)	09/01/2043	772,053
City of Celina Special Assessment RB for Hillside Public Improvement District Series 2022 (NR/NR)
168,000	2.750	(c)	09/01/2027	160,569
432,000	3.125	(c)	09/01/2032	368,527
City of Celina Special Assessment RB for North Sky Public Improvement District Project Series 2023 (NR/NR)
812,000	5.375		09/01/2043	809,120
1,006,000	5.625		09/01/2052	991,140
1,000,000	6.125	(c)	09/01/2052	996,367
City of Celina Special Assessment RB for Parvin Public Improvement District Project Series 2023 (NR/NR)
459,000	5.750	(c)	09/01/2030	478,202
City of Celina Special Assessment RB for Ten Mile Creek Public Improvement District Project Series 2023 (NR/NR)
492,000	4.750	(c)	09/01/2030	496,126
235,000	5.500	(c)	09/01/2030	241,966
1,169,000	5.500	(c)	09/01/2042	1,182,029
City of Celina Special Assessment RB for Wells South Public Improvement District Neighborhood Improvement Project Series 2022 (NR/NR)
255,000	4.875	(c)	09/01/2032	258,626
495,000	5.500	(c)	09/01/2042	499,979
City of Celina Special Assessment RB Series 2022 (NR/NR)
144,000	2.875	(c)	09/01/2027	138,037
143,000	3.250	(c)	09/01/2027	138,132
250,000	3.250	(c)	09/01/2032	220,875
235,000	3.625	(c)	09/01/2032	209,378
1,175,000	3.500	(c)	09/01/2042	936,001
City of Celina Texas A Municipal Corp. of The State of Texas Located in Collin and Denton Counties Special Assessment RB Series 2024 (NR/NR)
475,000	5.500	(c)	09/01/2044	475,722
City of Celina Texas A Municipal Corp. of The State of Texas Located In Collin and Denton Counties Special Assessment RB Series 2025 (NR/NR)
205,000	4.350	(c)(e)	09/01/2030	203,508
340,000	4.600	(c)(e)	09/01/2035	335,517

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

City of Celina Texas A Municipal Corp. of The State of Texas Located In Collin and Denton Counties Special Assessment Revenue Refunding and Improvement Bonds Series 2025 (AGC) (NR/AA)
$1,250,000	5.000%		09/01/2045	$1,280,626
3,965,000	4.750		09/01/2049	3,922,758

City of Celina Texas A Municipal Corp. of The State of Texas Located in Collin and Denton Counties Special Assessment Revenue Refunding and Improvement Bonds, Series 2025 (The Lakes At Mustang Ranch Public Improvement District Major Improvement Area And P (AGC) (NR/AA)

3,700,000	4.750		09/01/2054	3,615,767
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1 Project Series 2016 (NR/NR)
115,000	4.200		09/01/2027	114,561
570,000	4.800		09/01/2037	556,238
647,000	5.250		09/01/2046	630,997
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1B Project Series 2018 (NR/NR)
300,000	5.375	(c)	09/01/2038	302,373
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#2 Project Series 2018 (NR/NR)
306,000	5.000		09/01/2028	309,315
City of Celina Texas Municipal Corp. Special Assessment RB for Mosaic Public Improvement District Improvement Area #2 Project Series 2024 (NR/NR)
650,000	4.500	(c)	09/01/2031	643,875
City of Celina Texas Municipal Corp. Special Assessment RB for Mosaic Public Improvement District Phase #1B Project Series 2024 (NR/NR)
360,000	5.125	(c)	09/01/2044	345,076
City of Celina Texas Municipal Corp. Special Assessment RB for North Sky Public Improvement District Improvement Area #1B Project Series 2024 (NR/NR)
270,000	4.250		09/01/2031	266,103
City of Celina Texas Special Assessment RB Series 2025 (NR/NR)
375,000	4.625	(c)	09/01/2032	374,871
City of Celina, Collin and Denton Counties Special Assessment RB, Series 2023 Cross Creek Meadows Public Improvement District Improvement Area 1 Project (NR/NR)
601,000	4.500	(c)	09/01/2030	601,796
1,524,000	5.375	(c)	09/01/2043	1,518,595
City of Celina, Collin and Denton Counties Special Assessment RB, Series 2023 Cross Creek Meadows Public Improvement District Major Improvement Area Project (NR/NR)
216,000	5.000	(c)	09/01/2030	219,327
City of Celina, Collin and Denton Counties Special Assessment Refunding RB, Series 2024 Sutton Fields II Public Improvement District Major Improvement Area 1 Project (BAM) (NR/AA)
809,000	5.000		09/01/2038	843,649
1,000,000	5.000		09/01/2045	1,008,484

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

City of Celina, Collin and Denton Counties Special Assessment Refunding RB, Series 2024 Sutton Fields II Public Improvement District Major Improvement Area Project (BAM) (NR/AA)
$2,092,000	5.000%		09/01/2034	$2,226,386
1,550,000	5.000		09/01/2037	1,623,914
1,092,000	5.000		09/01/2040	1,122,496
City of Celina, Collin and Denton Counties Special Assessment Refunding RB, Series 2024 Wells South Public Improvement District Major Improvement Area Project (BAM) (NR/AA)
1,000,000	5.000		09/01/2038	1,042,829
2,566,000	5.000		09/01/2045	2,587,770
City of Celina, Collin and Denton Counties Special Assessment Refunding RB, Series 2024 Wells South Public Improvement District Neighborhood Improvement Area #1 Project (BAM) (NR/AA)
713,000	5.000		09/01/2038	743,537
1,954,000	5.000		09/01/2045	1,970,578
City of Celinac Special Assessment for Edgewood Creek Public Improvement District Phase#1 Project Series 2021 (NR/NR)
100,000	3.250	(c)	09/01/2026	98,307
185,000	3.750	(c)	09/01/2031	172,424
City of Corpus Christi Special Assessment RB for Whitecap Public Improvement District No. 1 Improvement Area #1 Project Series 2024 (NR/NR)
600,000	5.375		09/15/2031	600,329
City of Crandall Cartwright Ranch Public Improvement District Special Assessment Bond Series 2021 (NR/NR)
214,000	3.375	(c)	09/15/2026	211,269
410,000	4.000	(c)	09/15/2031	400,320
City of Crandall Special Assessment RB for River Ridge Public Improvement District Project Series 2022 (NR/NR)
381,000	5.375	(c)	09/15/2027	385,258
City of Crandall Texas A Municipal Corp. of The State of Texas Located In Kaufman County Special Assessment RB Series 2025 (NR/NR)
700,000	4.250	(c)	09/15/2030	693,390
City of Dallas Fort Worth International Airport Joint Revenue Refunding Bonds Series 2021A (A1/NR)
3,975,000	4.000		11/01/2039	3,956,482
City of Dallas fort Worth International Airport Joint Revenue Refunding Bonds Series 2021B (NON-AMT) (A1/NR)
6,240,000	4.000		11/01/2045	5,863,991
City of Dallas fort Worth International Airport Joint Revenue Refunding Bonds Series 2023C (A1/AA-)
6,400,000	5.000		11/01/2026	6,583,286
City of Dallas Housing Finance Corp. Multifamily Housing RB for Positano Series 2023 (FHA 221(D4)) (Aaa/NR)
2,955,000	5.000	(a)(b)	09/01/2026	2,976,909
City of Dallas Housing Finance Corp. Multifamily Housing RB for The Mondello Series 2024 (FHA 221(D4)) (Aaa/NR)
1,065,000	5.000	(a)(b)	08/01/2027	1,089,632
City of Dallas Housing Finance Corp. Multifamily Housing RB for Waterford at Goldmark Series 2024 (Aaa/NR)
3,335,000	3.300	(a)(b)	01/01/2043	3,331,031
City of Dallas Housing Finance Corp. Multifamily Housing Revenue Notes for Estates at Ferguson Series 2023 (Aaa/NR)
1,725,000	5.000	(a)(b)	07/01/2042	1,776,183

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

City of Dallas International Airport Joint Revenue Refunding Bonds Series 2022B (A1/AA-)
$4,000,000	4.000%		11/01/2041	$3,882,885
City of Dayton Senior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #1 Project Series 2022A (NR/NR)
268,000	4.875	(c)	09/01/2032	269,864
765,000	5.125	(c)	09/01/2042	754,723
City of Dayton Senior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #2 Project Series 2024A (NR/NR)
793,000	4.500	(c)	09/01/2031	778,207
1,220,000	5.375	(c)	09/01/2044	1,194,199

City of Decatur a Municipal Corporation of The State of Texas Located In Wise County Special Assessment RB for Vista Park Public Improvement District No. 1 Improvement Area #1 Project Series 2023 (NR/NR)

417,000	5.750	(c)	09/15/2030	419,715
City of Decatur, Texas, (A Municipal Corporation of The State of Texas Located In Wise County) Special Assessment RB Series 2025 (NR/NR)
400,000	4.750	(c)	09/15/2035	394,318
172,000	5.375	(c)	09/15/2035	169,294
City of Decatur, Texas, (A Municipal Corporation of The State of Texas Located In Wise County) Special Assessment RB, Series 2025 (NR/NR)
400,000	4.500	(c)	09/15/2030	396,059
City of Denton Texas Certificates of Obligation Series 2024 (NR/AA+)
13,085,000	4.000		02/15/2042	12,331,737
13,620,000	4.000		02/15/2043	12,853,322
2,645,000	4.125		02/15/2050	2,466,643
City of Dorchester Texas Special Assessment RB for Cottonwood Public Improvement District Improvement Area #1 Project Series 2024 (NR/NR)
350,000	5.250	(c)	09/15/2031	342,983
City of Dripping Springs Special Assessment RB for Heritage Public Improvement District Improvement Area #2 Project Series 2024 (NR/NR)
596,000	5.000	(c)	09/01/2044	566,555
City of Dripping Springs, Hays County Special Assessment RB, Series 2023 Heritage Public Improvement District Improvement Area 1 Project (NR/NR)
1,000,000	5.375	(c)	09/01/2043	1,009,657
City of Elmendorf Hickory Ridge Public Improvement District Special Assessment Bond for Improvement Area No. 1 Series 2021 (NR/NR)
357,000	2.875	(c)	09/01/2026	348,330
398,000	3.375	(c)	09/01/2031	354,548
1,206,000	3.750	(c)	09/01/2041	946,114
City of Fate Special Assessment for Williamsburg East Public Improvement District Area No. 1 Series 2020 (NR/NR)
100,000	2.625	(c)	08/15/2025	99,499
171,000	3.375	(c)	08/15/2030	156,017
City of Fate Special Assessment RB for Monterra Public Improvement District Improvement Area #2 Project Series 2024 (NR/NR)
570,000	4.500	(c)	08/15/2031	559,215

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

City of Fate Special Assessment RB for Monterra Public Improvement District Series 2021 (NR/NR)
$297,000	2.750	%(c)	08/15/2026	$289,528
612,000	3.375	(c)	08/15/2031	558,032
846,000	3.750	(c)	08/15/2041	702,068
City of Fate Special Assessment RB for Williamsburg East Public Improvement District Project Series 2022 (NR/NR)
355,000	4.875	(c)	08/15/2027	355,569
778,000	5.250	(c)	08/15/2032	782,538
1,300,000	5.875	(c)	08/15/2042	1,293,534
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Phase#1 Series 2019 (NR/NR)
340,000	3.500	(c)	08/15/2029	324,491
1,905,000	4.000	(c)	08/15/2039	1,702,494
1,825,000	4.250	(c)	08/15/2049	1,563,612
City of Fate Special Assessment RB for Williamsburg Public Improvement District Series 2022 (NR/NR)
295,000	4.000	(c)	08/15/2032	280,543
1,129,000	4.250	(c)	08/15/2042	1,002,428
City of Fate Special Assessment Refunding for Williamsburg Public Improvement District No. 1 Project Series 2019 (BAM) (NR/AA)
165,000	4.000		08/15/2028	166,990
170,000	4.000		08/15/2029	171,619
925,000	3.000		08/15/2034	844,857
City of Fate, Rockwall County Special Assessment RB, Series 2023 Williamsburg Public Improvement District No. 1 Phase 3B (NR/NR)
384,000	4.250	(c)	08/15/2030	380,386
761,000	5.125	(c)	08/15/2043	731,392
City of Fort Worth Texas A Municipal Corp. of The State of Texas Located In Tarrant Denton Parker Johnson and Wise Counties Special Assessment RB Series 2024 Project (BAM) (NR/AA)
688,000	4.000		09/01/2036	682,219
1,073,000	4.125		09/01/2039	1,053,703
1,168,000	4.250		09/01/2041	1,145,898
City of Galveston Wharves and Terminal First Lien RB Series 2024A (NR/A)
750,000	5.250		08/01/2039	789,277
625,000	5.500		08/01/2040	666,717
600,000	5.500		08/01/2041	636,261
1,200,000	5.500		08/01/2042	1,268,891
550,000	5.500		08/01/2043	581,072
630,000	5.500		08/01/2044	664,666
City of Garland Electric Utility System Refunding RB New Series 2024 (AGC) (A1/AA)
1,000,000	5.000		03/01/2041	1,063,588
1,170,000	5.000		03/01/2042	1,234,332
City of Georgetown Special Assessment RB for Parks at Westhaven Public Improvement District Project Series 2022 (NR/NR)
184,000	3.625	(c)	09/15/2027	180,540
409,000	3.875	(c)	09/15/2032	381,531
City of Gunter Texas A Municipal Corp. of The State of Texas Located In Grayson County Special Assessment RB Series 2025 (NR/NR)
285,000	4.500	(c)(e)	09/15/2032	282,447
772,000	5.500	(c)(e)	09/15/2045	752,781

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

City of Hackberry Special Assessment RB for Riverdale Lake Public Improvement District No. 2 Phases 4-6 Project Series 2017 (NR/NR)
$225,000	4.125%		09/01/2027	$225,021
1,350,000	4.625		09/01/2037	1,300,648
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13- 16 Project Series 2017 (NR/NR)
385,000	4.500		09/01/2027	386,891
1,800,000	4.500		09/01/2037	1,713,600
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (NR/BBB-)
440,000	4.000		09/01/2025	440,168
460,000	4.000		09/01/2026	460,944
480,000	4.000		09/01/2027	481,373
City of Haslet Special Assessment RB for Haslet Public Improvement District Series 2021 (NR/NR)
256,000	3.250	(c)	09/01/2031	226,208
1,271,000	3.625	(c)	09/01/2041	1,003,387
City of Haslet Special Assessment RB Refunding for Haslet Public Improvement District No. 5 1 Project Series 2019 (NR/NR)
290,000	3.625	(c)	09/01/2029	277,476
785,000	4.125	(c)	09/01/2039	706,517
City of Horseshoe Bay Special Assessment Refunding Bonds for Public Improvement District Series 2020 (NR/NR)
231,000	3.000		10/01/2025	229,162
640,000	3.000		10/01/2030	578,230
436,000	3.250		10/01/2033	379,248
City of Houston Airport System Special Facilities RB for United Airlines Inc. Airport Improvement Projects Series 2018C (AMT) (NR/BB)
1,170,000	5.000		07/15/2028	1,198,674
City of Houston Airport System Special Facilities RB for United Airlines Technical Operations Center Project Series 2018 (NR/ BB)
2,125,000	5.000		07/15/2028	2,177,079
City of Houston Airport System Subordinate Lien Revenue and Refunding Bonds Series 2023A (AMT) (AGM) (A1/AA)
4,000,000	5.250		07/01/2053	4,112,166
City of Houston Airport System Subordinate Lien Revenue Refunding Bonds Series 2018D (A1/NR)
1,655,000	5.000		07/01/2032	1,736,548
City of Houston Airport System Subordinate Lien Revenue Refunding Bonds Series 2020A (AMT) (A1/A+)
1,000,000	4.000		07/01/2047	885,085
City of Houston Higher Education Finance Corp. University RB Houston Christian University Project Series 2025 (NR/BBB-)
3,675,000	5.250		10/01/2054	3,604,733
City of Houston Texas Combined Utility System First Lien Revenue Refunding Bonds Series 2024A (Aa2/NR)
8,750,000	5.000		11/15/2026	9,059,513
8,750,000	5.000		11/15/2027	9,218,590
City of Houston, Texas Airport System Subordinate Lien RR Bonds Series 2018D (A1/NR)
2,220,000	5.000		07/01/2031	2,334,095
City of Houston, Texas Airport System, Subordinate Lien Revenue and Refunding Bonds, Series 2018B (NON-AMT) (A1/NR)
1,660,000	5.000		07/01/2030	1,748,920

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

City of Huntsville Special Assessment RB for The Reserves of Huntsville Public Improvement District Series 2024 (NR/NR)
$351,000	4.500	%(c)	09/15/2031	$351,324
City of Hutto Emory Crossing Public Improvement District Special Assessment Bond Series 2021 (NR/NR)
11,000	2.625	(c)	09/01/2026	10,713
206,000	3.250	(c)	09/01/2031	187,143
City of Hutto Special Assessment RB for Cottonwood Creek Public Improvement Series 2021 (NR/NR)
360,000	3.125	(c)	09/01/2031	329,063
939,000	3.500	(c)	09/01/2041	760,282
City of Hutto Special Assessment RB for Durango Farms Public Improvement District Project Series 2021 (NR/NR)
122,000	2.750	(c)	09/01/2026	118,847
392,000	3.500	(c)	09/01/2031	360,638
900,000	3.875	(c)	09/01/2041	764,664
City of Hutto Special Assessment RB for Emory Crossing Public Improvement District Improvement Area #2 Project Series 2023 (NR/NR)
270,000	4.500	(c)	09/01/2030	271,656
859,000	5.250	(c)	09/01/2043	862,895
City of Hutto Texas A Municipal Corp. of The State of Texas Located In Williamson County Special Assessment RB Series 2025 (NR/NR)
274,000	4.125	(c)	09/01/2030	271,406
783,000	4.125	(c)	09/01/2032	767,053
410,000	4.375	(c)	09/01/2035	402,033
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019 (NR/BBB+)
130,000	5.000		08/15/2025	130,341
150,000	5.000		08/15/2026	151,573
100,000	5.000		08/15/2027	101,710
125,000	5.000		08/15/2028	127,802
150,000	5.000		08/15/2029	153,745
200,000	5.000		08/15/2030	204,482
280,000	5.000		08/15/2032	284,288
300,000	5.000		08/15/2034	303,910
175,000	5.000		08/15/2035	176,909
250,000	5.000		08/15/2036	251,837
250,000	5.000		08/15/2037	250,653
300,000	5.000		08/15/2038	300,020
300,000	5.000		08/15/2039	295,724
City of Justin Special Assessment for Timberbrook Public Improvement District No. 1 Series 2021 (NR/NR)
254,000	2.500	(c)	09/01/2026	248,100
729,000	3.000	(c)	09/01/2031	660,598
1,484,000	3.375	(c)	09/01/2041	1,192,607
City of Justin Texas Special Assessment RB Series 2024 Timberbrook Public Improvement District No. 2 Improvement Area #1 Project (NR/NR)
353,000	4.500	(c)	09/01/2031	354,949
578,000	5.500	(c)	09/01/2044	579,067
City of Kaufman Special Assessment for Public Improvement District No. 1 Phases#1 Series 2021 (NR/NR)
160,000	2.625	(c)	09/15/2026	155,472
230,000	3.125	(c)	09/15/2031	202,206
City of Kaufman Special Assessment RB for Kaufman Public Improvement District Project Series 2022 (NR/NR)
722,000	5.625	(c)	09/15/2042	720,324

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

City of Kyle Special Assessment RB for 6 Creeks Public Improvement District Project Series 2023 (NR/NR)
$723,000	4.375	%(c)	09/01/2028	$724,512
750,000	4.500	(c)	09/01/2033	741,999
City of Kyle Special Assessment RB for 6 Creeks Public Improvement Project Series 2021 (NR/NR)
431,000	3.375	(c)	09/01/2031	404,890
628,000	3.750	(c)	09/01/2041	536,791
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2019 (NR/NR)
1,180,000	4.750	(c)	09/01/2044	1,105,387
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2020 (NR/NR)
610,000	3.125	(c)	09/01/2030	561,143
City of Kyle Special Assessment RB for Plum Creek North Public Improvement District Area #1 Project Series 2022 (NR/NR)
1,000,000	4.125	(c)	09/01/2041	877,904
City of Kyle Special Assessment RB for Southwest Kyle Public Improvement District No. 1 Series 2019 (NR/NR)
255,000	4.250	(c)	09/01/2029	253,786
1,000,000	4.875	(c)	09/01/2044	965,985
City of Kyle Special Assessment RB Series 2022 (NR/NR)
321,000	4.375		09/01/2027	321,908
535,000	4.750		09/01/2032	534,977
City of Kyle Special Assessment RB, Series 2023 Porter Country Public Improvement District Improvement Area 1 Project (NR/NR)
1,229,000	5.750	(c)	09/01/2043	1,214,474
City of Kyle Texas A Municipal Corp. of The State of Texas Located In Hays County Special Assessment RB Series 2024 (NR/NR)
560,000	5.500	(c)	09/01/2044	556,409
City of Kyle Texas A Municipal Corp. of The State of Texas Located In Hays County Special Assessment RB Series 2025 (NR/NR)
365,000	4.500	(c)	09/01/2035	356,046
City of Kyle, Hays County Special Assessment RB, Series 2023 Limestone Creek Public Improvement District Improvement Area 1 Project (NR/NR)
678,000	5.500	(c)	09/01/2043	672,140
City of Kyle, Texas, Special Assessment RB for Southwest Kyle Public Improvement District Project Series 2023 (NR/NR)
1,500,000	6.750	(c)	09/01/2048	1,561,976
City of Lago Vista Special Assessment RB for Tessera On Lake Travis Public Improvement District Improvement Area #3 Project Series 2024 (NR/NR)
474,000	4.750	(c)	09/01/2030	470,584
1,210,000	5.625	(c)	09/01/2043	1,189,489
City of Lago Vista Tessera on Lake Travis Public Improvement District Special Assessment Refunding Bond Series 2010 (NR/NR)
160,000	2.750		09/01/2025	159,076
430,000	3.125		09/01/2030	396,334
City of Laredo Waterworks and Sewer System RB New Series 2024 (Aa3/AA-)
2,765,000	4.000		03/01/2049	2,504,025
7,500,000	4.000		03/01/2054	6,720,822

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

City of Lavon Heritage Public Improvement District No. 1 Special Assessment Refunding Series 2021 (BAM) (NR/AA)
$2,055,000	3.000%		09/15/2036	$1,812,417
City of Lavon Special Assessment RB for Elevon Public Improvement District Improvement Area #2A-2B Project Series 2024 (NR/NR)
300,000	4.375	(c)	09/15/2031	294,715
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Improvement Area#1 Project Series 2019 (NR/NR)
245,000	3.750	(c)	09/15/2029	236,086
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Major Improvement Area Project Series 2019 (NR/NR)
50,000	4.375	(c)	09/15/2029	49,524
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Project Series 2022 (NR/NR)
1,500,000	5.875	(c)	09/15/2042	1,574,550
2,126,000	6.125	(c)	09/15/2052	2,207,275
City of Lavon Special Assessment RB Series 2022 (NR/NR)
400,000	3.500	(c)	09/15/2027	389,516
276,000	3.750	(c)	09/15/2027	270,287
1,000,000	3.875	(c)	09/15/2032	943,572
455,000	4.125	(c)	09/15/2032	437,769
City of Liberty Hill Special Assessment Bonds for Summerlyn West Public Improvement District Series 2020 (NR/NR)
120,000	2.500	(c)	09/01/2025	119,479
330,000	3.125	(c)	09/01/2030	305,654
845,000	4.000	(c)	09/01/2040	757,690
City of Liberty Hill Special Assessment RB for Butler Farms Public Improvement Project Series 2022 (NR/NR)
558,000	2.625	(c)	09/01/2027	538,902
750,000	3.125	(c)	09/01/2032	687,345
1,772,000	3.375	(c)	09/01/2042	1,412,561
City of Lubbock Texas Combination Tax and Revenue Certificates of Obligation Series 2024 (NR/AA+)
1,895,000	5.000		02/15/2041	2,010,756
City of Manor Manor Heights Public Improvement District Special Assessment Bond Series 2021 (NR/NR)
195,000	2.500	(c)	09/15/2026	189,142
250,000	3.125	(c)	09/15/2031	221,172
310,000	3.750	(c)	09/15/2031	275,958
City of Manor Special Assessment RB for Lagos Public Improvement District Series 2020 (NR/NR)
45,000	3.750	(c)	09/15/2025	44,955
City of Manor Texas A Municipal Corp. of The State of Texas Located In Travis County Special Assessment RB Series 2024 (NR/NR)
500,000	4.625	(c)	09/15/2031	498,634
408,000	5.375	(c)	09/15/2044	410,445
City of Manor, Travis County Special Assessment RB, Series 2023 Manor Heights Public Improvement District Improvement Area 3 Project (NR/NR)
528,000	5.250	(c)	09/15/2043	528,622
City of Marble Falls Thunder Rock Public Improvement District Special Assessment Bond Series 2021 (NR/NR)
230,000	3.375	(c)	09/01/2026	225,818
350,000	3.875	(c)	09/01/2031	321,704

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

City of McLendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #2 Project Series 2019 (NR/NR)
$280,000	3.750	%(c)	09/15/2029	$270,906
City of McLendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #3 Project Series 2021 (NR/NR)
90,000	2.625	(c)	09/15/2026	87,453
480,000	3.125	(c)	09/15/2031	428,545
City of McLendon-Chisholm Special Assessment RB for Sonoma Public Improvement District Project Series 2022 (NR/NR)
400,000	5.375	(c)	09/15/2032	402,113
City of Mesquite Special Assessment RB for Iron Horse Public Improvement District Project Series 2019 (NR/NR)
400,000	5.250	(c)	09/15/2029	404,715
City of Mesquite Special Assessment RB for Polo Ridge Public Improvement District No. 2 Phase #1 Project Series 2019 (NR/NR)
795,000	4.500	(c)	09/15/2029	794,558
775,000	5.375	(c)	09/15/2029	781,809
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area A-1 Projects Series 2023 (NR/NR)
806,000	4.750	(c)	09/01/2030	812,765
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area A-1 Projects, Series 2023 (NR/NR)
1,275,000	5.500	(c)	09/01/2043	1,295,947
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area C-1 Projects Series 2023 (NR/NR)
411,000	4.625	(c)	09/01/2030	411,038
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area C-1 Projects, Series 2023 (NR/NR)
400,000	5.375	(c)	09/01/2043	402,665
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area C-2 Projects Series 2023 (NR/NR)
392,000	4.625	(c)	09/01/2030	393,894
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area C-3 Projects Series 2024 (NR/NR)
244,000	4.250	(c)	09/01/2031	240,478
City of Mesquite, Dallas and Kaufman Counties Special Assessment RB, Series 2023 Heartland Town Center Public Improvement District Phase 2 Specific Improvements Project (NR/NR)
559,000	5.125	(c)	09/01/2052	527,803
City of Midlothian Special Assessment for Redden Farms Public Improvement District Series 2021 (NR/NR)
410,000	3.500	(c)	09/15/2031	375,265
1,000,000	3.875	(c)	09/15/2041	853,977
City of Midlothian Special Assessment RB for Westside Preserve Public Improvement District Major Improvement Area Project #1 Series 2022 (NR/NR)
393,000	4.375	(c)	09/15/2027	391,763
626,000	4.750	(c)	09/15/2032	624,297
1,417,000	5.250	(c)	09/15/2042	1,412,824

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

City of Midlothian Special Assessment RB for Westside Preserve Public Improvement District Major Improvement Area Project Series 2022 (NR/NR)
$180,000	5.125	%(c)	09/15/2027	$180,035
310,000	5.500	(c)	09/15/2032	305,834
600,000	6.000	(c)	09/15/2042	599,605
City of Mustang Ridge Special Assessment RB for Durango Public Improvement District Improvement Area #1 Project Series 2023 (NR/NR)
676,000	6.125	(c)	09/01/2043	684,158
City of North Richland Hills Special Assessment for City Point Public Improvement District Project Series 2019 (NR/NR)
254,000	4.875	(c)	09/01/2030	257,455
265,000	5.250	(c)	09/01/2030	271,818
381,000	5.250	(c)	09/01/2040	379,118
310,000	5.625	(c)	09/01/2040	308,032
795,000	4.125	(c)	09/01/2049	665,521
City of Oak Point Public Improvement District No. 2 Special Assessment Series 2020 (NR/NR)
95,000	2.500	(c)	09/01/2025	94,161
455,000	3.250	(c)	09/01/2030	416,549
City of Oak Point Special Assessment for Wildridge Public Improvement District No. 1 Project Series 2019 (NR/NR)
140,000	3.500	(c)	09/01/2029	133,747
350,000	4.000	(c)	09/01/2039	318,936
City of Oak Point Special Assessment for Wildridge Public Improvement District No. 1 Project Series 2021 (NR/NR)
136,000	2.375	(c)	09/01/2026	131,884
City of Oak Point Special Assessment RB for Wildridge Public Improvement District No. 1 Series 2018 (NR/NR)
205,000	4.000	(c)	09/01/2028	204,845
1,535,000	4.500	(c)	09/01/2048	1,397,448
City of Oak Point Texas A Municipal Corporation of The State of Texas Located in Denton County Special Assessment RB Series 2024 (NR/NR)
250,000	4.700	(c)	09/15/2031	247,744
475,000	5.350	(c)	09/15/2044	463,976
City of Oak Point Texas Special Assessment RB Series 2024 (NR/NR)
625,000	5.100	(c)	09/15/2044	594,896
City of Pflugerville, Texas Special Assessment RB Series 2025 (NR/NR)
446,000	4.250	(c)	09/01/2033	437,506
City of Pflugerville, Texas Travis and Williamson Counties, Texas Combination Tax and Limited Revenue Certificates of Obligation, Series 2023 (Aa3/NR)
3,275,000	4.000		08/01/2049	2,977,833
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone A Improvement Project Series 2022 (NR/NR)
309,000	4.875	(c)	09/15/2027	309,587
350,000	5.250	(c)	09/15/2032	351,772
245,000	5.750	(c)	09/15/2032	251,616
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone B Improvement Project Series 2022 (NR/NR)
280,000	4.875	(c)	09/15/2027	280,492
300,000	5.250	(c)	09/15/2032	301,374

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

City of Pilot Point Special Assessment RB for Mobberly Public Improvement District Major Improvement Area Series 2022 (NR/NR)
$1,000,000	5.500	%(c)	09/15/2048	$996,778
City of Pilot Point, Denton, Grayson, and Cooke Counties Special Assessment RB, Series 2023 Mobberly Public Improvement District Improvement Area 1B Project (NR/NR)
321,000	4.750	(c)	09/15/2030	322,299
City of Plano Collin Creek East Public Improvement District Special Assessment Bonds Series 2021 (NR/NR)
2,875,000	4.375	(c)	09/15/2051	2,295,705
City of Plano Collin Creek West Public Improvement District Special Assessment Bonds Series 2021 (NR/NR)
1,876,000	4.000	(c)	09/15/2051	1,489,028
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Phases 5-7 Project Series 2022 (NR/NR)
700,000	4.250	(c)	09/01/2042	607,460
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2019 (NR/NR)
321,000	3.750	(c)	09/01/2029	311,708
846,000	4.250	(c)	09/01/2039	773,729
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2020 (NR/NR)
180,000	3.375	(c)	09/01/2030	166,165
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
415,000	4.250		09/01/2029	411,545
655,000	4.875		09/01/2039	638,535
1,000,000	5.000		09/01/2049	937,746
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)
289,000	3.375	(c)	09/01/2041	228,146
City of Princeton Special Assessment RB for Eastridge Public Improvement District Improvement Area No. 2 Project Series 2023 (NR/NR)
450,000	4.500	(c)	09/01/2030	450,596
City of Princeton Special Assessment RB for Eastridge Public Improvement District Improvement Area Project Series 2022 (NR/NR)
300,000	4.250	(c)	09/01/2027	299,467
379,000	4.750	(c)	09/01/2032	377,816
City of Princeton Special Assessment RB for Sicily Public Improvement District Improvement Area No. 1 Project, Series 2023 (NR/NR)
975,000	7.000	(c)	09/01/2043	983,836
City of Princeton Special Assessment RB for Southridge Public Improvement District Improvement Area No. 1 Project, Series 2023 (NR/NR)
1,286,000	6.250	(c)	09/01/2043	1,349,856
City of Princeton Special Assessment RB for Southridge Public Improvement District Improvement Area No. 2 Project Series 2024 (NR/NR)
515,000	4.375	(c)	09/01/2031	509,705
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District No. 2 Series 2019 (NR/NR)
365,000	4.000	(c)	09/01/2029	354,494
480,000	5.000	(c)	09/01/2029	482,364

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District Project Series 2023 (NR/NR)
$1,000,000	5.125	%(c)	09/01/2043	$969,792
City of Princeton Special Assessment RB for Winchester Public Improvement District Project Series 2022 (NR/NR)
306,000	4.250	(c)	09/01/2027	305,387
460,000	4.750	(c)	09/01/2032	460,419
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2020 (NR/NR)
305,000	3.250	(c)	09/01/2030	280,997
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2021 (NR/NR)
140,000	2.375	(c)	09/01/2026	135,652
469,000	3.250	(c)	09/01/2041	351,950
City of Princeton Special Assessment RB for Windmore Public Improvement District Improvement Area No. 1 Project Series 2024 (NR/NR)
252,000	4.375	(c)	09/01/2031	250,100
City of Princeton Special Assessment RB Series 2024 (NR/NR)
302,000	4.250	(c)	09/01/2031	296,651

City of Princeton Texas A Municipal Corp. of The State of Texas Located In Collin County Special Assessment RB Series 2025 (Westridge Public Improvement District Improvement Area No. 1 Project) (NR/NR)

300,000	5.375	(c)(e)	09/01/2045	297,026
City of Princeton Texas Special Assessment RB Series 2024 (NR/NR)
320,000	4.375	(c)	09/01/2031	314,963
City of Princeton Texas Special Assessment RB Series 2025 (NR/NR)
747,000	4.250	(c)(e)	09/01/2030	744,055
656,000	4.600	(c)(e)	09/01/2035	652,674
504,000	5.375	(c)(e)	09/01/2045	499,003
City of Red Oak Public Improvement District No. 1 Special Assessment Bonds for Improvement Area #1 Project Series 2021 (NR/NR)
125,000	2.625	(c)	09/15/2026	121,462
355,000	3.125	(c)	09/15/2031	311,568
City of Royse City Special Assessment for Creekshaw Public Improvement District Area #1 Series 2020 (NR/NR)
140,000	2.625	(c)	09/15/2025	139,070
405,000	3.375	(c)	09/15/2030	376,355
City of Royse City Special Assessment for Creekshaw Public Improvement District Series 2020 (NR/NR)
225,000	3.625	(c)	09/15/2030	208,385
140,000	4.375	(c)	09/15/2030	135,174
500,000	4.125	(c)	09/15/2040	440,413
400,000	4.875	(c)	09/15/2040	374,941
City of Royse City Special Assessment for Waterscape Public Improvement District Improvement Series 2019 (NR/NR)
370,000	4.125	(c)	09/15/2029	364,251
1,050,000	4.625	(c)	09/15/2039	994,475
City of Royse City Special Assessment RB for Liberty Crossing Public Improvement District Improvement Area #1 Project Series 2023 (NR/NR)
1,192,000	6.375	(c)	09/15/2053	1,215,869

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

City of Royse City Texas A Municipal Corp. of The State of Texas Located In Rockwall Collin and Hunt Counties Special Assessment RB Series 2024 (NR/NR)
$342,000	4.625	%(c)	09/15/2031	$343,348
City of Royse City Texas A Municipal Corporation of The State of Texas Located in Rockwall Collin and Hunt Counties Special Assessment RB Series 2024 (NR/NR)
947,000	5.250	(c)	09/15/2044	913,836
City of Sachse Special Assessment for Public Improvement District No. 1 Series 2020 (NR/NR)
150,000	2.500	(c)	09/15/2025	149,422
305,000	3.250	(c)	09/15/2030	279,421
City of Sachse Special Assessment RB for Sachse Public Improvement District Project Series 2022 (NR/NR)
665,000	6.000	(c)	09/15/2050	694,516
City of San Antonio Electric and Gas Systems Revenue Refunding Bonds New Series 2024D (Aa2/AA-)
4,600,000	5.000		02/01/2041	4,901,555
City of San Antonio Electric and Gas Systems Revenue Refunding Bonds New Series 2024E (Aa2/AA-)
3,475,000	5.000		02/01/2041	3,702,805
City of San Antonio Texas Municipal Facilities Corporation City Tower Renovation Project Variable Rate Lease RB Series 2021 (Aa1/AA+)
3,455,000	5.000	(a)(b)	08/01/2050	3,590,892
City of San Antonio Texas Water System Revenue Refunding Bonds Series 2025B (Aa1/AA+)
1,945,000	5.000		05/15/2038	2,133,258
1,500,000	5.000		05/15/2039	1,635,138
City of San Marcos Special Assessment for Whisper Public Improvement District Series 2020 (NR/NR)
115,000	4.375		09/01/2025	115,151
500,000	4.875		09/01/2030	497,460
635,000	5.375		09/01/2040	637,576
City of San Marcos Special Assessment RB for Whisper South Public Improvement Project 2022 (NR/NR)
300,000	3.750	(c)	09/01/2027	293,975
425,000	4.000	(c)	09/01/2032	404,235

City of San Marcos, Texas (A Municipal Corporation of The State of Texas Located In Hays, Caldwell and Guadalupe Counties) Special Assessment RB, Series 2024 (Trace Public Improvement District) (NR/NR)

209,000	4.875	(c)	09/01/2030	207,450
City of Santa Fe Special Assessment RB for Mulberry Farms Public Improvement District Series 2022 (NR/NR)
146,000	4.375	(c)	09/01/2027	144,933
City of Sinton Special Assessment RB Series 2022 (NR/NR)
281,000	4.375	(c)	09/01/2027	278,568
659,000	4.750	(c)	09/01/2032	632,301
City of Tomball Special Assessment RB for Raburn Reserve Public Improvement District Improvement Area No. 2 Series 2023 (NR/NR)
225,000	4.875	(c)	09/15/2033	225,436
City of Tomball Special Assessment RB for Raburn Reserve Public Improvement District Improvement Area No. 3 Series 2023 (NR/NR)
283,000	5.000	(c)	09/15/2033	283,243

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

City of Uhland Special Assessment RB for Anderson Park Public Improvement District Improvement Area #1 Project Series 2024 (NR/NR)
$353,000	4.375	%(c)	09/01/2031	$350,339
City of Venus Special Assessment RB for Patriot Estates Public Improvement Project Series 2021 (NR/NR)
1,010,000	3.375	(c)	09/15/2041	815,877
City of Waxahachie Special Assessment RB for North Grove Public Improvement Area Project Series 2022 (NR/NR)
1,125,000	5.500	(c)	08/15/2052	1,110,572
Clifton Higher Education Finance Corp. Education Revenue and Refunding Bonds Series 2024 (PSF-GTD) (NR/AAA)
1,000,000	5.000		08/15/2037	1,074,536
1,000,000	5.000		08/15/2039	1,066,843
Clifton Higher Education Finance Corp. RB for YES Prep Public Schools, Inc. Series 2020 (PSF-GTD) (Aaa/NR)
700,000	4.000		04/01/2031	717,121
575,000	4.000		04/01/2035	577,884
1,345,000	4.000		04/01/2037	1,340,601
Clifton Higher Education Finance Corp. RB Refunding for IDEA Public Schools Series 2017 (PSF-GTD) (NR/AAA)
4,370,000	4.000		08/15/2036	4,321,379
3,875,000	4.000		08/15/2037	3,796,792
Club Municipal Management District No. 1 Special Assessment RB for Improvement Area #3 Project Series 2024 (NR/NR)
500,000	4.375	(c)	09/01/2031	494,039
Club Municipal Management District Special Assessment RB Series 2021 (NR/NR)
470,000	3.000	(c)	09/01/2031	419,144
930,000	3.250	(c)	09/01/2041	710,444
Comal Independent School District GO Refunding Bonds Series 2017 (PSF-GTD) (Aaa/NR)
495,000	5.000		02/01/2026	503,886
Comal Independent School District UT School Building and Refunding Bonds Series 2024 (PSF-GTD) (Aaa/NR)
2,250,000	3.000		02/15/2041	1,916,494
2,250,000	3.000		02/15/2042	1,882,616
2,750,000	3.000		02/15/2043	2,244,955
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 A (NR/B)
475,000	2.500		10/01/2031	406,475
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 C (Aa3/NR)
100,000	5.000		10/01/2028	106,031
115,000	5.000		10/01/2029	123,266
120,000	5.000		10/01/2030	129,758
100,000	5.000		10/01/2031	108,863
100,000	5.000		10/01/2032	108,621
170,000	5.000		10/01/2033	183,741
185,000	5.000		10/01/2034	198,703
200,000	5.000		10/01/2036	212,531
500,000	4.000		10/01/2041	468,979
County of Hays Special Assessment for La Cima Public Improvement District Series 2020 (NR/NR)
95,000	2.500	(c)	09/15/2025	94,380
350,000	3.250	(c)	09/15/2030	319,549

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

County of Medina Woodlands Public Improvement District Special Assessment for Improvement Area #1 Project Series 2021 (NR/NR)
$170,000	3.500	%(c)	09/01/2026	$168,043
395,000	4.125	(c)	09/01/2031	376,192
Crandall Independent School District (Kaufman County, Texas) Unlimited Tax School Building Bonds, Series 2023 (PSF-GTD) (NR/AAA)
1,315,000	5.000		08/15/2048	1,368,949
Crane Independent School District UT School Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
1,770,000	4.125		02/15/2048	1,675,937
Crosswinds at South Lake Special Improvement District Limited Ad Valorem Tax and Subordinate Lien Sales and Use Tax Bonds, Series 2024 (AGC) (Baa3/AA)
725,000	5.000		08/15/2047	729,832
Crowley Independent School District UT Refunding Bonds Series 2016B (PSF-GTD) (Aaa/NR)
500,000	5.000	(d)	08/01/2025	503,474
Cypress-Fairbanks Independent School District UT School Building and Refunding Bonds Series 2020A (PSF-GTD) (Aaa/AAA)
7,000,000	5.000		02/15/2026	7,134,280
Denton County Junior Lien Special Assessment RB for Tabor Ranch Public Improvement District Area #1 Project Series 2024B (NR/NR)
500,000	5.125	(c)	12/31/2031	495,438
Denton County Senior Lien Special Assessment RB for Tabor Ranch Public Improvement District Area #1 Project Series 2024A (NR/NR)
605,000	4.625	(c)	12/31/2031	598,367
Denton County Special Assessment RB for Tabor Ranch Public Improvement District Major Improvement Area Project Series 2024 (NR/NR)
500,000	5.250	(c)	12/31/2031	494,760
Denton County Texas Special Assessment RB Series 2025 (NR/NR)
700,000	4.250	(c)	12/31/2030	692,728
750,000	4.750	(c)	12/31/2030	742,310
Denton County Texas Special Assessment RB Series 2025 Green Meadows Public Improvement District Improvement Area #1 Project (NR/NR)
1,117,000	4.500	(c)	12/31/2035	1,094,533
Denton County Texas Special Assessment RB Series 2025 Green Meadows Public Improvement District Major Improvement Area Project (NR/NR)
1,135,000	5.000	(c)	12/31/2035	1,112,719
Eagle Mountain-Saginaw Independent School District Variable Rate UT School Building Bonds Series 2011 (PSF-GTD) (NR/AAA)
3,125,000	4.000	(a)(b)	08/01/2050	3,180,469
East Montgomery County Improvement District Sales Tax RB Series 2024 (AGC) (NR/AA)
3,500,000	5.250		08/15/2049	3,720,879
Ector County Hospital District GO Refunding Bonds Series 2020 (Baa2/BBB-)
320,000	5.000		09/15/2025	321,151

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)
$235,000	4.000	%(c)	08/15/2029	$225,734
775,000	4.500	(c)	08/15/2035	715,588
575,000	5.000	(c)	08/15/2044	521,755
Edinburg Economic Development Corp. Sales Tax RB Series 2021 A (NR/NR)
1,175,000	3.125		08/15/2036	944,932
950,000	3.250		08/15/2041	692,087
El Paso County Hospital District Refunding RB Series 2024 (BAM) (NR/AA)
1,000,000	4.125		02/15/2049	932,997
1,570,000	4.250		02/15/2054	1,459,543
Fort Worth Special Assessment RB for Fort Worth Public Improvement District No. 17 Major Improvement Project Series 2017 (NR/NR)
190,000	5.000	(c)	09/01/2027	189,920
225,000	5.000	(c)	09/01/2032	221,979
330,000	5.125	(c)	09/01/2037	319,420
Frisco Independent School District, Collin and Denton Counties, UT School Building and Refunding Bonds, Series 2023 (PSF-GTD) (Aaa/AAA)
1,560,000	5.000		02/15/2035	1,733,647
1,430,000	5.000		02/15/2036	1,577,982
600,000	5.000		02/15/2037	657,391
Galena Park independent School District A Political Subdivision of The State of Texas Located in Harris County Texas UT School Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)
1,400,000	3.000		08/15/2049	1,082,657
Grand Parkway Transportation Corp. System RB Subordinate Tier Series 2018 A (NR/AA+)
14,225,000	5.000		10/01/2037	14,698,169
Grand Parkway Transportation Corp. System Toll Convertible RB Series 2013 B (NR/AA+)
5,095,000	5.800		10/01/2046	5,362,996
6,075,000	5.850		10/01/2047	6,404,035
Grand Parkway Transportation Corporation Grand Parkway System Subordinate Tier Toll RB, Series 2018A (Tela Supported) (NR/AA+)
4,000,000	5.000		10/01/2038	4,123,484
Gulfgate Redevelopment Authority Tax Allocation Refunding for City of Houston TX Reinvestment Zone No. 8 Series 2020 (AGM) (NR/AA)
470,000	5.000		09/01/2027	488,201
500,000	5.000		09/01/2028	526,093
745,000	5.000		09/01/2029	792,107
465,000	4.000		09/01/2031	469,897
415,000	4.000		09/01/2033	415,792
650,000	4.000		09/01/2034	649,119
580,000	4.000		09/01/2036	577,421
Harlandale Independent School District UT Refunding Bonds Series 2015A (PSF-GTD) (NR/AAA)
5,855,000	4.000	(d)	08/15/2025	5,876,836
Harris County Industrial Development Corporation Marine Terminal Refunding RB Energy Transfer LP Project Series 2023 (Baa2/BBB)
10,425,000	4.050	(a)(b)	11/01/2050	10,395,293
Harris County UT Road Refunding Bonds Series 2023A (Aaa/NR)
3,335,000	4.250		09/15/2048	3,221,734

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

Harris County, Texas Permanent Improvement Refunding Bonds, Series 2023A (Aaa/NR)
$2,000,000	5.000%		09/15/2048	$2,089,667
Harris County-Houston Sports Authority Second Lien Revenue Refunding Bonds Series 2024B (AGC) (A1/AA)
1,500,000	5.000		11/15/2030	1,613,446
1,500,000	5.000		11/15/2031	1,624,356
1,500,000	5.000		11/15/2032	1,632,297
Harrisburg Redevelopment Authority A Public Nonprofit Local Government Corp. Acting On Behalf of The City of Houston Texas Tax Increment Contract RB Series 2025 (AGC) (A1/AA)
350,000	5.000		09/01/2025	352,512
315,000	5.000		09/01/2026	322,542
325,000	5.000		09/01/2027	337,365
350,000	5.000		09/01/2028	367,529
335,000	5.000		09/01/2029	355,122
400,000	5.000		09/01/2030	427,685
260,000	5.000		09/01/2031	280,667
285,000	5.000		09/01/2032	309,795
345,000	5.000		09/01/2033	377,065
300,000	5.000		09/01/2034	329,322
Hays County Special Assessment RB for La Cima Public Improvement District Neighborhood Improvement Project Series 2022 (NR/NR)
469,000	4.750	(c)	09/15/2027	469,124
700,000	4.875	(c)	09/15/2032	693,587
Hickory Creek Texas Special Assessment RB for Hickory Farms Public Improvement Series 2019 (NR/NR)
490,000	4.000	(c)	09/01/2029	479,331
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (NR/BBB-)
100,000	3.500		09/01/2025	99,601
100,000	3.500		09/01/2026	98,853
105,000	3.500		09/01/2027	102,733
Highland Park Independent School District (Potter County, Texas) Unlimited Tax School Building Bonds, Series 2023 (PSF-GTD) (NR/AAA)
2,000,000	5.250		02/15/2041	2,167,473
Highland Park Independent School District UT School Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
600,000	5.250		02/15/2039	660,287
2,340,000	5.250		02/15/2042	2,520,838
2,390,000	5.250		02/15/2043	2,566,966
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 A (NR/NR)
830,000	5.000		07/01/2027	844,912
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 B-2 (NR/NR)
5,880,000	5.000		07/15/2027	5,987,417
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 C (NR/NR)
3,600,000	5.000		07/15/2027	3,665,673
Houston Higher Education Finance Corp. RB for Houston Baptist University Series 2021 (NR/BBB-)
440,000	3.375		10/01/2037	382,176
Houston Housing Finance Corp. Multifamily Housing Revenue Notes for Summerdale Apartments Series 2023 (Aaa/NR)
2,440,000	5.000	(a)(b)	08/01/2041	2,475,646

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

Houston Independent School District Limited Tax GO Refunding Bonds Series 2017 (PSF-GTD) (Aaa/AAA)
$3,425,000	4.000%		02/15/2042	$3,234,727
Hutto Independent School District UT School Building Bonds Series 2023 (PSF-GTD) (Aaa/AAA)
2,750,000	5.000		08/01/2048	2,868,448
2,500,000	5.000		08/01/2053	2,587,898
Joshua Farms Municipal Management District No. 1, Johnson County, Special Assessment RB, Series 2023 Improvement Areas 1-2 Project (NR/NR)
1,617,000	5.250	(c)	09/01/2043	1,614,044
Judson Independent School District UT School Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)
4,760,000	4.000		02/01/2053	4,374,319
Justin Special Assessment RB for Timberbrook Public Improvement District No. 1 Major Improvement Area Project Series 2018 (NR/NR)
1,315,000	5.000	(c)	09/01/2038	1,321,986
Karis Municipal Management District of Tarrant County Assessment RB for Improvement Area #1 Series 2024 (NR/NR)
524,000	4.125		12/01/2031	517,953
Karnes County Hospital District A Political Subdivision of The State of Texas Located In Karnes County Adjustable-Rate Hospital Revenue Refunding Bonds Series 2024 (NR/NR)
5,900,000	5.000	(a)(b)	02/01/2044	6,141,450
Kaufman County Fresh Water Supply District No. 1-D GO Bonds Series 2021 (NR/NR)
150,000	2.000		09/01/2025	148,148
150,000	2.000		09/01/2026	143,754
150,000	2.000		09/01/2027	139,434
155,000	2.000		09/01/2028	139,417
160,000	2.000		09/01/2029	139,615
Kaufman County Fresh Water Supply District No. 1-D Unlimited Tax Utility Bonds Series 2024 (AGC) (Baa3/AA)
1,090,000	4.375		09/01/2048	1,050,189
Kennedale Independent School District (Tarrant County, Texas) Unlimited Tax School Building Bonds, Series 2023 (PSF-GTD) (NR/AAA)
1,795,000	5.000		02/15/2038	1,947,149
Kermit Independent School District UT School Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
1,000,000	5.000		02/15/2048	1,040,998
1,960,000	5.000		02/15/2053	2,030,463
Leander Independent School District UT School Building Bonds Series 2022 (PSF-GTD) (NR/AAA)
1,145,000	5.000		08/15/2026	1,179,451
Love Field Airport Modernization Corp. General Airport Revenue Refunding Bonds Series 2021 (NR/A)
3,620,000	5.000		11/01/2027	3,746,494
Lower Colorado River Authority LCRA Transmission Services Corp. Project RB Refunding Series 2019 (NR/A)
2,035,000	5.000		05/15/2030	2,170,138
1,520,000	5.000		05/15/2031	1,615,020
Lower Colorado River Authority Transmission Contract Refunding RB for LCRA Transmission Services Corp. Project Series 2024A (AGC) (NR/AA)
750,000	5.000		05/15/2042	797,259

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

Lower Colorado River Authority Transmission Contract Refunding RB Lcra Transmission Services Corp. Project Series 2024A (AGC) (NR/AA)
$3,500,000	5.000%		05/15/2041	$3,754,251
Lubbock Independent School District GO Bonds Series 2019 (PSF-GTD) (Aaa/AAA)
1,250,000	4.000		02/15/2040	1,229,050
Matagorda County Navigation District Number One Pollution Control Revenue Refunding Bonds for Central Power and Light Company Project Series 1996 (Baa3/BBB+)
2,660,000	4.250		05/01/2030	2,724,507
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 2001 A (Baa3/BBB+)
6,350,000	2.600		11/01/2029	5,978,657
Maypearl Independent School District (Ellis County, Texas) Unlimited Tax School Building Bonds, Series 2023 (PSF-GTD) (NR/AAA)
1,000,000	5.000		02/15/2037	1,095,652
Maypearl Independent School District Unlimited Tax School Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
1,350,000	5.000		02/15/2048	1,405,347
Memorial-Heights Redevelopment Authority RB for City of Houston Reinvestment Zone No. 5 Series 2021 (AGM) (NR/AA)
2,500,000	3.000		09/01/2043	1,980,040
1,500,000	3.000		09/01/2048	1,135,327
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (NR/BB-)
5,575,000	4.625	(c)	10/01/2031	5,553,576
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
535,000	5.250		02/15/2030	527,997
405,000	5.375		02/15/2035	397,622
Montgomery County Industrial Development Authority Retirement Communities RB Acts Retirement-Life Communities Inc Obligated Group Series 2025A (NR/NR)
667,000	4.500		09/15/2032	662,258
676,000	5.125		09/15/2045	659,047
Montgomery County Toll Road Authority Senior Lien RB Series 2018 (NR/BBB+)
710,000	5.000		09/15/2033	713,329
750,000	5.000		09/15/2034	753,288
790,000	5.000		09/15/2035	793,181
Montgomery County Toll Road Authority Senior Lien Toll Road RB Series 2018 (NR/BBB+)
1,650,000	5.000		09/15/2030	1,659,530
New Hope Cultural Education Facilities Finance Corp Revenue & Refunding Bonds Series 2021 (Ba2/BB+)
1,660,000	4.000	(c)	08/15/2036	1,543,297
New Hope Cultural Education Facilities Finance Corp. Education RB Jubilee Academic Center 2024A and Taxable Education RB 2024B (NR/BB+)
2,465,000	4.500	(c)	08/15/2044	2,257,325
New Hope Cultural Education Facilities Finance Corp. Education Revenue and Refunding Bonds Jubilee Academic Center Series 2021 (Ba2/BB+)
1,325,000	4.000	(c)	08/15/2026	1,322,689

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

New Hope Cultural Education Facilities Finance Corp. Education Revenue Refunding Bonds for Jubilee Academic Center Series 2021 (Ba2/BB+)
$1,950,000	4.000	%(c)	08/15/2041	$1,713,335
New Hope Cultural Education Facilities Finance Corp. RB for CHF-Collegiate Housing College Station I LLC Series 2014 A (AGM) (A1/AA)
250,000	5.000		04/01/2046	247,263
New Hope Cultural Education Facilities Finance Corp. RB Refunding for Wichita Falls Retirement Foundation Obligated Group Series 2021 (NR/NR)
175,000	2.000		01/01/2026	171,774
New Hope Cultural Education Facilities Finance Corp. Senior Living RB for Sanctuary LTC Project Series 2021A-1 (NR/NR)
4,525,000	5.500		01/01/2057	4,353,253
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Cityscape Schools, Inc. Series 2019 A (NR/ BBB-)
325,000	4.000	(c)	08/15/2029	319,563
610,000	5.000	(c)	08/15/2039	598,414
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Collegiate Housing Island Campus Project Series 2017 A (NR/NR)
765,000	5.000		04/01/2027	793,649
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (NR/NR)
365,000	4.000		04/01/2025	365,000
335,000	5.000	(d)	04/01/2026	341,935
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Tarleton State University Collegiate Housing Project Series 2015 A (NR/NR)
250,000	5.000	(d)	04/01/2025	250,000
North Texas Tollway Authority RB Convertible Capital Appreciation Special Project System Series 2011 (NR/NR)
1,000,000	7.000	(d)	09/01/2031	1,190,689
North Texas tollway Authority RB for First Tier Series 2008 D (AGC) (Aa3/AA)
4,900,000	0.000	(g)	01/01/2037	3,052,437
North Texas Tollway Authority RB for Second Tier Series 2021 B (A1/A+)
225,000	4.000		01/01/2040	213,914
North Texas Tollway Authority RB Refunding for First Tier Series 2017 A (Aa3/AA-)
5,000,000	5.000		01/01/2038	5,148,164
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A1/A+)
2,000,000	5.000		01/01/2032	2,049,646

Northside Independent School District (A Political Subdivision of The State of Texas Located Primarily In Bexar County) Unlimited Tax School Building and Refunding Bonds, Series 2023A (PSF-GTD) (Aaa/NR)

650,000	5.000		08/15/2037	706,715
Northside Independent School District Texas Bexar County Hill Variable Rate Unlimited Tax School Building and Refunding Bonds Series 2024B (PSF-GTD) (Aaa/NR)
10,300,000	3.450	(a)(b)	08/01/2054	10,296,719

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

Northside Independent School District, Bexar County UT School Building and Refunding Bonds, Series 2023A (PSF-GTD) (Aaa/NR)
$1,930,000	4.000%		08/15/2045	$1,827,940
Northside Independent School District, Bexar County, Variable Rate UT School Building Bonds, Series 2023B (PSF-GTD) (Aaa/NR)
4,975,000	3.000	(a)(b)	08/01/2053	4,953,789
Perryton Independent School District Unlimited Tax School Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
2,775,000	4.125		08/15/2048	2,626,319
Plainview Independent School District Adjustable Rate UT School Building Bonds Series 2020B (PSF-GTD) (Aaa/NR)
2,100,000	4.000	(a)(b)	02/15/2050	2,113,648
Port Beaumont Navigation District RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 A (NR/NR)
750,000	1.875	(c)	01/01/2026	736,747
550,000	2.000	(c)	01/01/2027	528,398
575,000	2.125	(c)	01/01/2028	541,930
800,000	2.250	(c)	01/01/2029	739,109
850,000	2.500	(c)	01/01/2030	774,525
800,000	2.625	(c)	01/01/2031	717,439
Port of Beaumont Industrial Development Authority RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 B (NR/NR)
13,100,000	4.100	(c)	01/01/2028	11,885,706
Port of Beaumont Navigation District of Jefferson County Texas Dock and Wharf Facility RB Series 2024A (NR/NR)
2,100,000	5.000	(c)	01/01/2039	2,115,418
Port of Beaumont Navigation District of Jefferson County Texas Facility RB Series 2024B (NR/NR)
3,400,000	10.000	(c)	07/01/2026	3,492,534
Prosper Independent School District Adjustable Rate UT School Building Bonds Series 2019B (PSF-GTD) (Aaa/NR)
2,600,000	4.000	(a)(b)	02/15/2050	2,620,372
Royse City Special Assessment RB for Creekshaw Public Improvement District Improvement Area Project Series 2022 (NR/NR)
51,000	4.875	(c)	09/15/2027	51,344
284,000	5.250	(c)	09/15/2032	293,321
590,000	5.875	(c)	09/15/2042	591,362
Royse Special Assessment RB for Parkside Village Public Improvement District Series 2019 (NR/NR)
355,000	3.625	(c)	09/15/2029	340,869
1,250,000	4.125	(c)	09/15/2039	1,133,804
San Antonio Housing Trust Public Facility Corporation Multifamily Housing RB Palladium San Antonio Series 2024 (Aaa/NR) (PUTABLE)
2,190,000	3.450	(a)(b)	07/01/2029	2,200,222
Sherman Independent School District Unlimited Tax School Building Bonds Series 2023-B (PSF-GTD) (Aaa/AAA)
13,000,000	5.000		02/15/2048	13,532,970
5,500,000	5.000		02/15/2053	5,697,730
SMHA Finance Public Facility Corporation Texas Multifamily Housing Revenue Bonds Centerpoint Depot Series 2024 (Aaa/NR) (PUTABLE)
5,335,000	3.700	(a)(b)	07/01/2028	5,388,611

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

South Manvel Development Authority Tax Increment Contract RB Series 2023 (NR/NR)
$1,200,000	4.500%		04/01/2030	$1,188,861
1,600,000	5.000		04/01/2038	1,578,509
South Manvel Development Authority Tax Increment Contract RB Series 2024 (NR/NR)
1,450,000	4.500		04/01/2039	1,386,427
Southwest Houston Redevelopment Authority RB for City of Houston TX Reinvestment Zone No. 20 Series 2020 (AGM) (NR/AA)
325,000	5.000		09/01/2027	339,974
380,000	5.000		09/01/2029	407,732
450,000	4.000		09/01/2032	457,632
395,000	4.000		09/01/2034	396,957
615,000	4.000		09/01/2036	615,021
1,040,000	2.625		09/01/2038	792,835
1,230,000	2.750		09/01/2039	925,285
1,200,000	2.750		09/01/2040	879,924
Spring Independent School District UT School Building Bonds Series 2023 (Aa2/AA-)
4,725,000	4.000		08/15/2052	4,324,922
State of Texas College Student Loan GO Unlimited Bonds Series 2019 (Aaa/AAA)
5,905,000	5.000		08/01/2026	6,050,748
5,010,000	5.000		08/01/2028	5,246,728
6,835,000	5.000		08/01/2029	7,179,386
Strategic Housing Finance Corporation of Travis County Multifamily Housing RB Series 2024 (Aaa/NR)
4,755,000	3.350	(a)(b)	03/01/2046	4,752,593
Tarrant County Cultural Education Facilities Finance Corp. RB for Christus Health Series 2018B (A1/A)
9,980,000	5.000		07/01/2035	10,395,562
Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding Bonds Christus Health Series 2024B (A1/NR)
1,025,000	5.000		07/01/2026	1,048,607
1,550,000	5.000		07/01/2027	1,613,735
1,650,000	5.000		07/01/2028	1,744,321
Tarrant County Cultural Education Facilities Finance Corporation Christus Health Obligation Group RB Series 2018 B (A1/A)
4,885,000	5.000		07/01/2036	5,069,474
Tarrant County Cultural Education Facilities Finance Corporation Revenue Refunding Bonds Trinity Terrace Project Series 2024 (NR/NR)
825,000	5.000		10/01/2031	888,138
1,075,000	5.000		10/01/2044	1,119,760
Tarrant County Hospital District LT Bonds Series 2023 (Aa1/NR)
2,200,000	4.250		08/15/2053	2,020,980
Tarrant County Housing Finance Corp. Multifamily Housing RB for Tobias Place Apartments Series 2023B (FNMA) (Aaa/NR)
1,875,000	5.000	(a)(b)	03/01/2027	1,904,968
Texas Department of Housing and Community Affairs Multifamily Housing RB for North Grand Villas Series 2023 (FHA 221(D4)) (Aaa/NR)
915,000	5.000	(a)(b)	08/01/2026	921,057
Texas Department of Housing and Community Affairs Multifamily Housing RB Gulfway Manor Series 2024 (HUD SECT 8) (Aaa/NR)
7,500,000	3.250	(a)(b)	08/01/2028	7,503,408

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A1/A-) (3M USD SOFR + 0.70%)
$1,895,000	3.756	%(f)	12/15/2026	$1,896,209
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A1/A-)
3,055,000	6.250		12/15/2026	3,152,594
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 B (A1/A) (SIFMA Municipal Swap Index Yield + 0.55%)
1,485,000	3.420	(f)	09/15/2027	1,473,597
Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds Series 2021 (A1/BBB+)
2,500,000	5.000		12/15/2025	2,520,600
Texas Municipal Gas Acquisition and Supply Corp. II RB for SOFR Index Rate Series 2012 C (A1/A) (3M USD SOFR + 0.86%)
61,800,000	3.700	(f)	09/15/2027	61,912,247
Texas Municipal Gas Acquisition and Supply Corp. III Gas Supply Revenue Refunding Bonds Series 2021 (A1/BBB+)
3,260,000	5.000		12/15/2028	3,387,054
Texas Municipal Gas Acquisition and Supply Corp. V Gas Supply RB Series 2024 (A1/NR)
13,300,000	5.000	(a)(b)	01/01/2055	14,134,543
Texas Municipal Gas Acquisition and Supply Corporation Iii Gas Supply RR Bonds, Series 2021 (A1/BBB+)
8,740,000	5.000		12/15/2031	9,157,009
Texas Private Activity Bond Surface Transportation Corporation Senior Lien RB for NTE Mobility Partners LLC North Tarrant Express Project, Series 2023 (Baa1/NR)
4,165,000	5.500		12/31/2058	4,372,465
Texas Private Activity Bond Surface Transportation Corporation Senior Lien RB for NTE Mobility Partners LLC North Tarrant Express Project, Series 2023 (NR/AAA)
2,300,000	5.000		10/15/2058	2,381,268
Texas Private Activity Bonds Surface Transportation Corp. RB Refunding for NTE Mobility Partners LLC Series 2019 A (Baa1/NR)
7,040,000	5.000		12/31/2032	7,418,941
7,030,000	5.000		12/31/2036	7,306,443
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners Segment 3 LLC Series 2019 (Baa1/NR)
12,405,000	5.000		06/30/2058	12,294,490
Texas Public Finance Authority Texas Southern University Revenue Financing System Bonds, Series 2023 (BAM) (NR/AA)
1,335,000	5.250		05/01/2040	1,403,280
Texas Transportation Commission Central Texas Turnpike System First Tier Revenue Refunding Put Bonds Series 2024-B (A2/A)
3,000,000	5.000	(a)(b)	08/15/2042	3,167,133
Texas Transportation Commission State Highway Improvement GO Refunding Bonds Series 2024 (Aaa/AAA)
5,000,000	5.000		04/01/2026	5,111,417
Texas Water Development Board State Water Implementation Revenue Fund for Texas RB Series 2015A (NR/AAA)
6,295,000	4.000		10/15/2040	6,026,023
The Lakes Fresh Water Supply District of Denton County UT Road Bonds Series 2022 (AGM) (A1/AA)
3,230,000	3.000		09/01/2047	2,391,952

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

Town of Lakewood Village Special Assessment RB for Lakewood Village Public Improvement District Project Series 2022 (NR/NR)
$300,000	4.375	%(c)	09/15/2027	$297,682
445,000	4.750	(c)	09/15/2032	435,067
1,200,000	5.250	(c)	09/15/2042	1,160,593
Town of Little Elm Special Assessment RB for Spiritas East Public Improvement Project Series 2022 (NR/NR)
37,000	3.250	(c)	09/01/2027	35,921
205,000	3.500	(c)	09/01/2032	186,371
Town of Little Elm Special Assessment RB for Valencia Public Improvement District Project Series 2022 (NR/NR)
324,000	6.000	(c)	09/01/2027	327,683
712,000	6.125	(c)	09/01/2032	749,619
Town of Little Elm Special Assessment RB for Valencia Public Improvement Project Series 2021 (NR/NR)
831,000	4.000	(c)	09/01/2047	693,640
Town of Little Special Assessment RB for Hillstone Pointe Public Improvement District No. 2 Phases 2-3 Project Series 2018 (NR/NR)
300,000	5.250	(c)	09/01/2028	305,586
Town of Little Special Assessment RB for Lakeside Estates Public Improvement District No. 2 Project Series 2017 (NR/NR)
170,000	4.500	(c)	09/01/2027	170,987
Town of Providence Village Texas A Municipal Corporation of The State of Texas Located In Denton County Special Assessment RB Series 2024 (NR/NR)
255,000	4.375	(c)	09/01/2031	251,960
650,000	5.000	(c)	09/01/2044	620,893
Town of Providence Village Texas Special Assessment RB Series 2025 (NR/NR)
636,000	4.250	(c)	09/01/2030	629,848
413,000	4.500	(c)	09/01/2035	404,193
Travis County Development Authority Contract Assessment RB for Bella Fortuna Public Improvement District Series 2024 (NR/NR)
843,000	5.375	(c)	09/01/2044	850,707
750,000	5.625	(c)	09/01/2051	757,609
Travis County Development Authority Contract Assessment RB for Longview 71 Public Improvement District Improvement Area # 1 Project Series 2024 (NR/NR)
600,000	5.000	(c)	09/01/2044	583,702
Travis County Development Authority Contract Assessment RB for Turner’s Crossing Public Improvement District Improvement Area #1 Commercial Lot 98 and Improvement Area #2 Project Series 2025 (NR/NR)
1,400,000	5.250		09/01/2054	1,343,955
Travis County Development Authority Contract Assessment RB for Turner’s Crossing Public Improvement District Improvement Area Project Series 2022 (NR/NR)
868,000	5.375	(c)	09/01/2042	883,449
Travis County Housing Finance Corporation Multifamily Housing RB for Bluestein Boulevard Apartments Series 2024 (Aaa/NR)
3,615,000	3.400	(a)(b)	01/01/2059	3,614,658
Travis County Texas Permanent Improvement Bonds Series 2024 (Aaa/AAA)
840,000	4.000		03/01/2043	798,449

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

Travis County Texas Unlimited Tax Road Bonds Series 2024 (Aaa/AAA)
$965,000	4.000%		03/01/2044	$910,783
University Houston Consolidated RB Refunding Series 2017 C (Aa2/AA)
8,600,000	3.250		02/15/2041	7,290,665
Uptown Development Authority Tax Allocation Refunding Bonds for City of Houston Reinvestment Zone No. 16 Series 2021 (Baa2/NR)
755,000	5.000		09/01/2031	787,995
950,000	3.000		09/01/2034	824,583
Viridian Municipal Management District Special Assessment Bonds Series 2020 (NR/NR)
66,000	2.375		12/01/2025	65,322
308,000	2.875		12/01/2030	277,489
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2018 (NR/NR)
442,000	4.250		12/01/2029	437,450
1,159,000	4.625		12/01/2035	1,132,408
1,704,000	5.000		12/01/2045	1,636,600
Westpointe Special Improvement District Limited Ad Valorem Tax Road Bonds Series 2024 (BAM) (Baa2/AA)
1,000,000	5.000		08/15/2045	1,014,073
Westside 211 Special Improvement District Limited Ad Valorem Tax Subordinate Lien Sales Use Tax Road Bonds Series 2022 (Baa3/NR)
740,000	5.375		08/15/2042	740,659
1,000,000	5.625		08/15/2052	1,001,842
Westside 211 Special Improvement Project District LT & Subordinate Lien Sales & Use Tax Road Bonds Series 2021 (Baa3/NR)
325,000	3.000		08/15/2034	282,254
345,000	3.000		08/15/2036	287,811
745,000	3.000		08/15/2039	569,798
Williamson County Texas Unlimited Tax Road Bonds Limited Tax Notes Series 2024 (NR/AAA)
3,500,000	5.000		02/15/2026	3,567,140
Wise County Texas Tax Notes Series 2024 (NR/AA+)
1,070,000	5.000		02/15/2026	1,087,831
1,130,000	5.000		02/15/2027	1,169,792
1,070,000	5.000		02/15/2028	1,126,908
Yoakum Independent School District Unlimited Tax School Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
1,000,000	4.250		02/15/2048	968,934

				978,997,894

Utah - 1.0%

Black Desert Public Infrastructure District GO Bonds Series 2021 A (NR/NR)
1,675,000	3.250	(c)	03/01/2031	1,572,113
1,875,000	3.500	(c)	03/01/2036	1,670,642
1,900,000	3.750	(c)	03/01/2041	1,627,077
Black Desert Public Infrastructure District In Ivins City Washington County Utah Special Assessment Bonds Series 2024 (NR/NR)
2,300,000	5.625	(c)	12/01/2053	2,304,726
Intermountain Power Agency Power Supply RB 2023 Series A (Tax-Exempt) (Aa3/NR)
6,500,000	5.000		07/01/2034	7,029,453

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Utah – (continued)

Medical School Campus Public Infrastructure District GO Bonds Series 2020 A (NR/NR)
$3,875,000	5.250	%(c)	02/01/2040	$3,332,761
Mida Mountain Village Public Infrastructure District Subordinate Tax Allocation RB Series 2024-2 (NR/NR)
1,750,000	5.500	(c)	06/15/2039	1,784,884
1,000,000	5.750	(c)	06/15/2044	1,024,657
Salt Lake City Airport RB (AMT) for Salt Lake City International Airport Series 2017A (A2/A+)
1,060,000	5.000		07/01/2047	1,061,046
Salt Lake City Airport RB for Salt Lake City International Airport Series 2023A (AMT) (A2/A+)
1,500,000	5.250		07/01/2053	1,543,090
6,300,000	5.500		07/01/2053	6,591,484
Salt Lake City International Airport RB Series 2018A (A2/A+)
10,525,000	5.000		07/01/2036	10,795,368
5,000,000	5.000		07/01/2038	5,101,136
7,500,000	5.250		07/01/2048	7,591,201
Salt Lake City International Airport RB Series 2018A (AMT) (A2/A+)
4,000,000	5.000		07/01/2029	4,172,534
Salt Lake City International Airport RB Series 2021A (A2/A+)
5,035,000	5.000		07/01/2046	5,097,847
1,500,000	4.000		07/01/2051	1,311,491
Salt Lake City International Airport RB Series 2023A (A2/A+)
200,000	5.250		07/01/2048	206,627
Salt Lake City RB for International Airport Series 2018 A (A2/A+)
5,500,000	5.000		07/01/2030	5,725,598
Salt Lake City Utah Public Utilities RB Series 2025 (Aa1/AAA)
20,875,000	5.250		02/01/2055	22,436,993
Salt Lake City, Utah Airport RB, Series 2017A (AMT) Salt Lake City International Airport (A2/A+)
5,200,000	5.000		07/01/2042	5,232,539
Utah Charter School Finance Authority Charter School RB for Beehive Science & Technology Academy Project Series 2021A (NR/NR)
2,325,000	4.000	(c)	10/15/2041	1,852,452
Utah Charter School Finance Authority Charter School RB Series 2022A (NR/BB+)
1,610,000	5.625	(c)	06/15/2042	1,620,803
Utah Charter School Finance Authority Charter School Revenue Refunding Bonds Series 2022A (NR/BB)
500,000	4.000	(c)	07/15/2037	430,310
3,485,000	4.250	(c)	07/15/2050	2,792,519
Utah Charter School Finance Authority Charter School Revenue Refunding Bonds Series 2022B (NR/BB)
65,000	5.750	(c)	07/15/2026	64,537
Utah Charter School Finance Authority RB for Bridge Elementary Project Series 2021A (NR/NR)
890,000	4.000	(c)	06/15/2041	733,187
Utah Charter School Finance Authority RB Refunding for Summit Academy, Inc. Series 2019 A (UT CSCE) (NR/AA)
700,000	5.000		04/15/2039	713,852
625,000	5.000		04/15/2044	630,012
1,150,000	5.000		04/15/2049	1,153,214
Utah Housing Corp. Multifamily Housing RB for Promontory Place Apartments Series 2024B (Aaa/NR)
2,285,000	3.400	(a)(b)	02/01/2028	2,293,384

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Utah – (continued)

Utah Transit Authority Sales Tax RB Refunding Subordinate Series 2015 A (Aa2/AA+)
$3,065,000	4.000	%(d)	06/15/2025	$3,071,716

				112,569,253

Vermont - 0.1%
University of Vermont State Agricultural College GO Bonds Series 2017 (Aa3/A+)
365,000	5.000		10/01/2043	372,397
Vermont Economic Development Authority RB Refunding for Wake Robin Corp. Series 2017 A (NR/NR)
745,000	5.000		05/01/2025	745,184
585,000	5.000		05/01/2026	588,099
Vermont Economic Development Authority Solid Waste Disposal RB for Casella Waste System Project Series 2022 (B1/B+)
2,175,000	5.000	(a)(b)(c)	06/01/2052	2,212,585
Vermont Educational and Health Buildings Financing Agency RB Saint Michael’s College Project, Series 2023 (NR/BBB-)
2,700,000	5.500	(c)	10/01/2043	2,420,401

				6,338,666

Virgin Islands - 0.1%
Matching Fund Special Purpose Securitization Corp. Matching Fund Securitization Bonds Series 2022A (NR/NR)
825,000	5.000		10/01/2039	839,246
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2014 C (NR/NR)
4,700,000	5.000	(c)	10/01/2039	4,465,528
Virgin Islands Public Finance Authority RB Series 2014 A (AGM-CR) (A1/AA)
5,000,000	5.000	(c)	10/01/2034	5,004,850

				10,309,624

Virginia - 1.2%
City of Virginia Beach Development Authority Residential Care Facility RB (Westminster-Canterbury On Chesapeake Bay) Series 2023A Tax Exempt Fixed Rate Bonds (NR/NR)
2,700,000	7.000		09/01/2053	3,027,119
Economic Development Authority of The City of Winchester Virginia RB Valley Health System Obligated Group Series 2024A (A1/A+)
1,425,000	5.000		01/01/2040	1,504,912
5,365,000	5.000		01/01/2041	5,622,509
2,180,000	5.000		01/01/2042	2,265,437
Fairfax County Redevelopment & Housing Authority Multifamily Housing RB for Dominion Square North Project Series 2023 (Aaa/NR)
1,825,000	5.000	(a)(b)	01/01/2045	1,893,703
Farmville Industrial Development Authority RB Refunding for Longwood Housing Foundation LLC Series 2020 A (NR/BBB-)
3,000,000	5.000		01/01/2040	2,932,904
Harrisonburg Redevelopment and Housing Authority Multifamily Housing RB Helios Series 2023 (Aaa/NR)
4,750,000	3.570	(a)(b)	10/01/2045	4,775,121
Industrial Development Authority of Arlington County Hospital RB for VHC Health Series 2023A (NR/A+)
6,700,000	5.000	(a)(b)	07/01/2053	7,168,437

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Virginia – (continued)

Norfolk Redevelopment and Housing Authority Multifamily Housing RB Braywood Manor Apartments, Series 2023 (HUD SECT 8) (Aaa/NR)
$4,215,000	5.000	%(a)(b)	05/01/2043	$4,294,790
Salem Economic Development Authority RB Refunding for Roanoke College Series 2020 (NR/BBB+)
350,000	5.000		04/01/2027	358,831
400,000	5.000		04/01/2028	413,961
460,000	5.000		04/01/2029	478,765
350,000	5.000		04/01/2030	365,462
740,000	5.000		04/01/2031	768,948
300,000	5.000		04/01/2032	310,297
650,000	5.000		04/01/2033	669,228
395,000	5.000		04/01/2034	405,912
110,000	5.000		04/01/2035	112,826
430,000	5.000		04/01/2036	439,775
1,030,000	5.000		04/01/2037	1,048,328
410,000	4.000		04/01/2039	373,909
265,000	4.000		04/01/2040	237,669
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 A-1 (B3/B-)
8,510,000	6.706		06/01/2046	7,012,083
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (NR/CCC-)
123,090,000	0.000	(g)	06/01/2047	33,269,061
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 D (NR/CCC-)
13,500,000	0.000	(g)	06/01/2047	3,571,140
University of Virginia Rector & Visitors General Revenue Pledge Refunding Bonds Series 2015A (Aaa/AAA)
20,705,000	5.000		04/01/2045	20,728,430
Virginia Beach Development Authority Residential Care Facility Tax Exempt Mandatory Paydown Securities RB for Westminster-Canterbury On Chesapeake Bay Series 2023B-3 (NR/NR)
3,975,000	5.375		09/01/2029	4,064,965
Virginia College Building Authority RB Refunding for Regent University Project Series 2021 (NR/BBB)
300,000	5.000		06/01/2028	309,704
375,000	5.000		06/01/2029	389,094
300,000	5.000		06/01/2031	312,953
875,000	4.000		06/01/2036	826,403
Virginia Housing Development Authority RB Series 2019 E (Aa1/AA+)
5,000,000	3.100		12/01/2045	3,902,685
Virginia Housing Development Authority Rental Housing Bonds 2024 Series C (NON-AMT) (Aa1/AA+)
1,000,000	4.800		12/01/2049	990,916
Virginia Housing Development Authority Rental Housing Bonds 2025 Series A (NON-AMT) (Aa1/AA+)
550,000	3.250		03/01/2029	546,926
1,750,000	3.250		09/01/2029	1,737,315
Virginia Port Authority Commonwealth Port Fund RB Series 2015 (Aa1/AA+)
5,000,000	5.000	(d)	07/01/2025	5,020,812
Virginia Port Authority Port Facilities RB Refunding Series 2015 A (AMT) (NR/NR)
750,000	5.000	(d)	07/01/2025	753,027

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Virginia – (continued)

Virginia Port Authority Port Facilities Revenue Refunding Bonds Series 2015A (NR/NR)
$2,000,000	5.000	%(d)	07/01/2025	$2,008,073
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (Baa3/NR)
1,050,000	5.000		12/31/2056	1,034,283
Virginia Small Business Financing Authority Senior Lien Revenue Refunding Bonds Series 2022 (Baa1/NR)
1,875,000	5.000		12/31/2052	1,907,436
Virginia Small Business Financing Authority Solid Waste Disposal RB Series 2018 (NR/B)
300,000	5.000	(a)(b)(c)	01/01/2048	298,924
Virginia Small Business Financing Authority Tax Exempt Senior Lien Private Activity RB Series 2017 (Baa3/NR)
5,385,000	5.000		12/31/2049	5,392,759
4,950,000	5.000		12/31/2052	4,935,139

				138,480,971

Washington - 2.1%

Bethel School District No. 403 Pierce County Washington Unlimited Tax GO Bonds 2024 (SCH BD GTY) (Aaa/NR)
5,865,000	5.000		12/01/2041	6,343,649
6,700,000	5.000		12/01/2042	7,207,940
4,600,000	5.000		12/01/2043	4,922,146
City of Seattle Drainage and Wastewater System Improvement and Refunding RB Series 2022 (Aa1/AA+)
1,200,000	4.000		09/01/2036	1,222,249
2,665,000	4.000		09/01/2037	2,693,485
City of Seattle RB for Municipal Light & Power Improvement Series 2018 A (Aa2/AA)
3,340,000	4.000		01/01/2033	3,395,792
6,715,000	4.000		01/01/2034	6,809,335
11,655,000	4.000		01/01/2043	11,205,244
City of Seattle RB Refunding for Drainage & Wastewater Series 2014 (Aa1/AA+)
13,715,000	4.000		05/01/2044	12,654,312
City of Seattle RB Refunding for Drainage & Wastewater Series 2017 (Aa1/AA+)
6,555,000	4.000		07/01/2035	6,588,525
City of Tacoma Electric System RB Green Bonds Series 2024A (NR/AA)
1,000,000	5.000		01/01/2049	1,045,099
Energy Northwest Columbia Generating Station Electric Revenue Refunding Bonds Series 2021-A (Aa1/AA-)
8,830,000	4.000		07/01/2042	8,325,540
Highline School District No. 401, King County, Washington UT GO Bonds, 2023 (SCH BD GTY) (Aaa/NR)
2,750,000	5.000		12/01/2039	2,982,240
Port of Seattle Industrial Development Corp. RB Refunding for Delta Air Lines, Inc. Series 2012 (NR/BBB-)
8,685,000	5.000		04/01/2030	8,684,994
Port of Seattle Intermediate Lien RB Series 2017C (A1/AA-)
4,740,000	5.000		05/01/2042	4,810,236
Port of Seattle Intermediate Lien RB Series 2019 (A1/AA-)
7,000,000	5.000		04/01/2039	7,152,034
Port of Seattle Intermediate Lien Revenue and Refunding Bonds Series 2021C (A1/AA-)
4,000,000	5.000		08/01/2037	4,163,578

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Washington – (continued)

Port of Seattle Intermediate Lien Revenue and Refunding Bonds Series 2021C (A1/AA-) – (continued)
$700,000	4.000%		08/01/2041	$649,599
Port of Seattle Intermediate Lien Revenue Bonds Series 2018A
(A1/AA-)
2,500,000	5.000		05/01/2043	2,532,950
Port of Seattle Intermediate Lien Revenue Refunding Bond Series 2022A (A1/AA-)
865,000	5.000		08/01/2028	921,931
Port of Seattle RB Refunding for Intermediate Lien Series 2021 C
(A1/AA-)
5,000,000	5.000		08/01/2039	5,171,822
Port of Tacoma Revenue and Refunding Bonds 2016B (Aa3/AA+)
12,455,000	5.000		12/01/2043	12,518,983
Public Hospital District No. 2 Quincy Valley Medical Center UT GO Bonds 2024 (Baa1/NR)
800,000	5.500		12/01/2044	826,755
Spokane County Washington Airport RB Series 2024B (AMT) (A2/A)
1,585,000	5.250		01/01/2041	1,679,789
3,000,000	5.250		01/01/2042	3,158,776
State of Washington Various Purpose GO Bonds Series 2025C (Aaa/AA+)
45,860,000	5.000		02/01/2048	48,179,961
4,190,000	5.000		02/01/2049	4,388,523
State of Washington Various Purpose GO Bonds Series R-2022A (Aaa/AA+)
2,490,000	5.000		02/01/2027	2,590,627
Washington Health Care Facilities Authority RB (Commonspirit Health) Series 2019A-2 (A3/A-)
5,000,000	5.000		08/01/2037	5,199,303
1,140,000	5.000		08/01/2039	1,177,814
Washington Health Care Facilities Authority RB for Commonspirit Health Series 2019A-1 (A3/A-)
3,370,000	4.000		08/01/2044	3,096,362
Washington Health Care Facilities Authority RB for Fred Hutchinson Cancer Research Center Series 2015 (NR/NR)
1,500,000	5.000	(d)	07/01/2025	1,506,622
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1
(A3/A-)
2,000,000	5.000		08/01/2037	2,079,721
1,000,000	5.000		08/01/2038	1,036,102
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2
(A3/A-)
570,000	5.000		08/01/2036	594,206
Washington Health Care Facilities Authority RB Refunding for Providence St. Joseph Health Obligated Group Series 2021 B (A2/A)
900,000	4.000	(a)(b)	10/01/2042	913,065
Washington Higher Education Facilities Authority RB for Seattle University Project Series 2020 (NR/A)
1,200,000	4.000		05/01/2050	1,065,384
Washington State Convention Center Public Facilities District Junior Lodging Tax Notes 2021 (NR/NR)
1,050,000	4.000		07/01/2031	1,049,942

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Washington – (continued)

Washington State Convention Center Public Facilities District RB Series 2018 (A3/BBB)
$320,000	5.000%		07/01/2029	$333,787
18,275,000	5.000		07/01/2048	18,495,678
Washington State Convention Center Public Facilities District Subordinate Lodging Tax Refunding Bonds Series 2021B (Baa1/BBB-)
2,925,000	4.000		07/01/2043	2,673,080
Washington State Housing Finance Commission Nonprofit Housing RB for Presbyterian Retirement Communities Northwest Obligated Group Transforming Age Projects Series 2019 A (NR/NR)
745,000	5.000	(c)	01/01/2034	749,448
1,400,000	5.000	(c)	01/01/2039	1,378,675
Washington State Housing Finance Commission Nonprofit Housing Revenue and Refunding Revenue Bonds for Emerald Heights Project Series 2023A (NR/NR)
1,325,000	5.000		07/01/2038	1,385,271
Washington State Housing Finance Commission Nonprofit RB Refunding Series 2023 (NR/BBB)
900,000	5.625	(c)	07/01/2038	972,201
Washington State Motor Vehicle Fuel Tax GO Refunding Bonds Series 2015 C (AMBAC) (Aaa/AA+)
6,855,000	0.000	(g)	06/01/2028	6,202,319

				232,735,094

West Virginia - 0.6%

County of Ohio Special District Excise Tax RB Refunding for Fort Henry Economic Opportunity Development District The Highlands Project Series 2019 B (NR/BBB-)
665,000	3.000		03/01/2035	574,923
Monongalia County Commission Senior Tax Increment Revenue, Refunding and Improvement Bonds for Development District No. 4 – University Town Centre Series 2023 A (NR/NR)
410,000	5.000	(c)	06/01/2033	423,323
Monongalia County Commission Subordinate Special District Excise Tax Revenue & Improvement Bonds for University Town Centre Economic Opportunity Development District Series 2023 A (NR/NR)
1,325,000	7.000	(c)	06/01/2043	1,390,968
State of West Virginia GO Bonds Series 2018 B (Aa2/AA-)
7,140,000	5.000		06/01/2035	7,435,814
State of West Virginia GO State Road Bonds Series 2019 A (Aa2/ AA-)
605,000	5.000		06/01/2035	638,138
State of West Virginia, West Virginia GO State Road Bonds, Series 2019 A (Aa2/AA-)
1,600,000	5.000		12/01/2036	1,680,048
West Virginia Economic Development Authority RB Refunding for Appalachian Power Company Series 2015A (Baa1/BBB+) (PUTABLE)
7,445,000	3.375	(a)(b)	03/01/2040	7,385,184
West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue Refunding Bonds for Wheeling Power Company Project Series 2013A (NR/BBB+) (PUTABLE)
9,150,000	3.000	(a)(b)	06/01/2037	8,961,231

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

West Virginia – (continued)

West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue Refunding Bonds Kentucky Power Company - Mitchell Project, Series 2014A (Baa3/BBB) (PUTABLE)
$3,565,000	4.700	%(a)(b)	04/01/2036	$3,603,356
West Virginia Hospital Finance Authority Hospital Refunding and Improvement RB for Vandalia Health Group Series 2023B (AGM) (A1/AA)
2,855,000	5.125		09/01/2042	3,008,028
West Virginia Hospital Finance Authority Hospital Refunding and Improvement RB Vandalia Health Group Series 2023B (AGM) (A1/AA)
2,970,000	5.500		09/01/2048	3,179,145
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (Baa3/BBB)
1,000,000	5.000		01/01/2033	1,028,182
950,000	5.000		01/01/2034	974,317
825,000	5.000		01/01/2035	844,377
2,330,000	5.000		01/01/2036	2,379,263
West Virginia Hospital Finance Authority RB Refunding for Charleston Area Medical Center, Inc. Obligated Group Series 2019 A (Baa1/NR)
2,375,000	5.000		09/01/2029	2,485,051
4,775,000	5.000		09/01/2030	4,972,949
1,520,000	5.000		09/01/2032	1,568,281
West Virginia Housing Development Fund Housing Finance Bonds 2024 Series B (NON-AMT) (Aaa/AAA)
3,825,000	4.350		11/01/2039	3,789,343
4,685,000	4.700		11/01/2044	4,666,774
West Virginia Housing Development Fund Multifamily Housing RB for Beckley Preservation Series 2024 (HUD SECT 8) (Aaa/NR)
2,000,000	5.000	(a)(b)	08/01/2027	2,068,261

				63,056,956

Wisconsin - 1.5%

City of Milwaukee Wisconsin General Obligation Promissory Notes Series 2022 N3 (AGM) (NR/AA)
4,100,000	5.000		04/01/2026	4,180,716
City of Milwaukee Wisconsin General Obligation Promissory Notes Series 2022 N7 (BAM) (NR/AA)
1,475,000	5.000		04/01/2026	1,504,038
Public Finance Authority Charter School RB for Coral Academy of Science Reno Series 2022A (NR/NR)
800,000	5.875	(c)	06/01/2052	807,118
Public Finance Authority Charter School RB for Founders Academy of Las Vegas Series 2023A (NR/BB-)
300,000	6.375	(c)	07/01/2043	308,932
Public Finance Authority Charter School RB Series 2021A (Ba2/ NR)
165,000	4.250	(c)	06/15/2031	156,632
Public Finance Authority Charter School Revenue and Refunding Bonds North East Carolina Preparatory School Project Series 2024A (Baa3/NR)
700,000	5.000		06/15/2044	685,671
Public Finance Authority Education RB for Clove Garden School Series 2022 (NR/NR)
1,060,000	5.375	(c)	06/15/2042	1,034,574

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Wisconsin – (continued)

Public Finance Authority Education RB Mater Academy of Nevada - East Las Vegas Campus Project Series 2024A (NR/BB)
$1,280,000	5.000	%(c)	12/15/2044	$1,257,373
Public Finance Authority Education RB Series 2022 (NR/NR)
1,290,000	5.000	(c)	01/01/2042	1,171,638
Public Finance Authority Education Revenue Refunding Bonds for Pinecrest Academy of Nevada—Sloan Canyon Campus Project Series 2024A (NR/BB+)
750,000	4.000	(c)	07/15/2039	692,025
700,000	4.250	(c)	07/15/2044	644,430
700,000	4.500	(c)	07/15/2049	648,766
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (Ba1/BB+)
1,000,000	4.300		11/01/2030	992,837
Public Finance Authority Limited Obligation Grant RB (American Dream @ Meadowlands Project) Series 2017A (Tax-Exempt) Series 2017B (NR/NR)
10,975,000	6.750	(c)	08/01/2031	9,850,062
Public Finance Authority RB for Appalachian Regional Healthcare System Obligated Group Series 2021 A (NR/BBB-)
265,000	5.000		07/01/2035	268,256
310,000	5.000		07/01/2036	312,886
265,000	5.000		07/01/2037	266,530
310,000	5.000		07/01/2038	310,586
310,000	5.000		07/01/2039	308,185
285,000	5.000		07/01/2040	280,366
310,000	5.000		07/01/2041	301,881
Public Finance Authority RB for Beyond Boone LLC Series 2020 A (AGM) (A1/AA)
220,000	4.000		07/01/2026	221,638
220,000	4.000		07/01/2027	222,581
220,000	4.000		07/01/2028	223,381
220,000	4.000		07/01/2029	221,783
265,000	4.000		07/01/2030	266,601
355,000	4.000		07/01/2031	355,868
420,000	4.000		07/01/2032	419,068
175,000	4.000		07/01/2033	173,668
130,000	4.000		07/01/2034	128,557
155,000	4.000		07/01/2035	152,356
220,000	4.000		07/01/2036	215,198
220,000	4.000		07/01/2037	214,448
265,000	4.000		07/01/2038	255,293
265,000	4.000		07/01/2039	251,918
265,000	4.000		07/01/2040	249,788
Public Finance Authority RB for Charter Day School Obligated Group Series 2020 A (Ba2/NR)
1,580,000	5.000	(c)	12/01/2035	1,582,739
1,950,000	5.000	(c)	12/01/2045	1,839,500
Public Finance Authority RB for Coral Academy Of Science Las Vegas Series 2021 A (NR/BBB-)
875,000	4.000		07/01/2041	771,046
1,000,000	4.000		07/01/2051	802,818
Public Finance Authority RB for Eno River Academy Holdings, Inc. Series 2020 A (Ba1/NR)
395,000	4.000	(c)	06/15/2030	387,135
815,000	5.000	(c)	06/15/2040	808,149
Public Finance Authority RB for Masonic & Eastern Star Home of NC, Inc. Obligated Group Series 2020 A (NR/NR)
1,225,000	4.000	(c)	03/01/2030	1,181,430

98	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Wisconsin – (continued)
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 A (Ba2/NR)
$6,950,000	5.625	%(c)	06/01/2050	$6,637,264
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 B (Ba2/NR)
7,575,000	6.500	(c)	06/01/2045	6,616,800
Public Finance Authority RB for Prime Healthcare Foundation, Inc. Series 2018 A (NR/NR)
500,000	5.200		12/01/2037	509,776
1,430,000	5.350		12/01/2045	1,445,509
Public Finance Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2021 B (NR/BB)
2,470,000	6.000	(c)	07/01/2031	2,231,496
Public Finance Authority RB Kahala Nui Project Series 2025 (NR/BBB-)
8,000,000	5.500	(c)(e)	06/01/2040	8,204,410
Public Finance Authority RB Kahala Nui Project Series 2025 (NR/NR) (PUTABLE)
240,000	4.000	(a)(b)(d)	10/01/2030	250,624
Public Finance Authority RB Kahala Nui Project Series 2025 (NR/A)
360,000	4.000	(a)(b)	10/01/2041	365,226
Public Finance Authority RB Kahala Nui Project Series 2025 (NR/NR)
2,125,000	5.250		11/15/2050	2,208,527
1,550,000	5.250		11/15/2055	1,605,442
Public Finance Authority RB Refunding for Blue Ridge Healthcare Obligated Group Series 2020 A (A3/A)
750,000	5.000		01/01/2029	783,952
1,400,000	5.000		01/01/2032	1,470,554
950,000	5.000		01/01/2033	996,105
900,000	5.000		01/01/2036	937,171
500,000	5.000		01/01/2037	518,972
2,000,000	5.000		01/01/2039	2,060,984
875,000	5.000		01/01/2040	898,139
Public Finance Authority RB Refunding for Coral Academy of Science Reno Series 2019 A (NR/NR)
535,000	5.000	(c)	06/01/2029	539,535
710,000	5.000	(c)	06/01/2039	686,360
Public Finance Authority RB Refunding for Fellowship Senior Living Obligated Group Series 2019 A (NR/NR)
1,000,000	4.000		01/01/2030	990,884
Public Finance Authority RB Refunding for Penick Village Obligated Group Series 2019 (NR/NR)
370,000	4.000	(c)	09/01/2029	363,268
770,000	5.000	(c)	09/01/2039	760,455
Public Finance Authority RB Refunding for Rider University A New Jersey Non-Profit Corp. Series 2021 A (NR/BB)
5,900,000	4.500	(c)	07/01/2048	4,546,898
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (NR/BB+)
2,770,000	6.125	(c)	10/01/2049	2,433,166
Public Finance Authority RB Refunding for Waste Management, Inc. Project Series 2016 A-2 (NR/A-/A-2)
2,000,000	2.875		05/01/2027	1,957,030
Public Finance Authority RB Roseman University of Health Sciences 2020 (NR/NR)
5,000	3.000	(c)	04/01/2025	5,000

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Wisconsin – (continued)
Public Finance Authority RB Roseman University of Health Sciences 2020 (NR/BB+)
$110,000	3.000	%(c)	04/01/2025	$110,000
500,000	5.000	(c)	04/01/2030	510,488
Public Finance Authority Retirement Communities RB for Acts Retirement-Life Communities Obligated Group Series 2020A (NR/NR)
1,205,000	5.000		11/15/2041	1,236,304
Public Finance Authority Retirement Communities RB Refunding for The Evergreens Obligated Group Series 2019 A (NR/NR)
975,000	5.000		11/15/2044	988,002
570,000	5.000		11/15/2049	571,407
Public Finance Authority Senior Airport Facilities RB Refunding for Transportation Infrastructure Properties LLC Obligated Group Series 2012 B (NR/BBB+)
3,435,000	5.250		07/01/2028	3,437,134
Public Finance Authority Senior Living Revenue Refunding Bonds for Fellowship Senior Living Project Series 2019A (NR/NR)
8,955,000	4.000		01/01/2052	7,200,533
Public Finance Authority Student Housing RB KSU Bixby Real Estate Foundation Llc Project Senior Series 2025A (Baa1/NR)
825,000	5.250		06/15/2045	851,299
650,000	5.250		06/15/2050	664,342
Public Finance Authority Student Housing RB Series 2021A-1 (Ba1/NR)
630,000	4.000	(c)	07/01/2041	550,441
2,725,000	4.000	(c)	07/01/2051	2,201,967
Public Finance Authority Tax Increment Revenue Senior Bonds for Miami Worldcenter Project Series 2024A (NR/NR)
5,000,000	5.000	(c)	06/01/2041	5,083,512
Public Finance Authority, Wisconsin Special Revenue Bonds Signorelli Projects Municipal Utility Districts Montgomery and Waller Counties, Texas Series 2024 (NR/NR)
2,677,000	5.375	(c)	12/15/2032	2,676,631
Racine Unified School District Racine County Wisconsin GO Promissory Notes (BAM) (Aa3/AA)
1,250,000	5.000		04/01/2038	1,340,857
1,340,000	5.000		04/01/2039	1,429,381
1,750,000	5.000		04/01/2040	1,861,229
1,675,000	5.000		04/01/2041	1,774,326
State of Wisconsin GO Bonds of Series 2024 A (Aa1/AA+)
2,220,000	5.000		05/01/2027	2,322,348
Wisconsin Health & Educational Facilities Authority RB for Hmong American Peace Academy Ltd. Series 2020 (NR/BBB)
350,000	4.000		03/15/2030	346,227
Wisconsin Health & Educational Facilities Authority RB for Three Pillars Senior Living Communities Series 2024A (NR/NR)
1,165,000	5.250		08/15/2039	1,226,826
Wisconsin Health & Educational Facilities Authority RB for Three Pillars Senior Living Communities Series 2024B-1 (NR/NR)
1,385,000	4.400		08/15/2029	1,380,958
Wisconsin Health & Educational Facilities Authority RB for Three Pillars Senior Living Communities Series 2024B-2 (NR/NR)
4,200,000	4.200		08/15/2028	4,167,833
Wisconsin Health & Educational Facilities Authority RB Refunding for Lawrence University of Wisconsin Series 2020 (Baa1/NR)
1,185,000	3.000		02/01/2042	894,325
390,000	4.000		02/01/2045	335,767

The accompanying notes are an integral part of these financial statements.	99

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Wisconsin – (continued)

Wisconsin Health & Educational Facilities Authority RB Series 2021 for Hope Christian Schools (NR/NR)
$415,000	3.000%		12/01/2031	$355,050
775,000	4.000		12/01/2041	602,493
Wisconsin Health & Educational Facilities Authority Refunding RB Series 2021B (NR/NR)
475,000	4.000		09/15/2036	449,201
460,000	4.000		09/15/2041	415,246
425,000	4.000		09/15/2045	367,186
Wisconsin Health & Educational Facilities Authority Refunding RB Series 2022 (NR/NR)
700,000	4.000		09/15/2036	661,980
680,000	4.000		09/15/2041	613,842
575,000	4.000		09/15/2045	496,781
Wisconsin Health and Educational Facilities Authority RB for Forensic Science and Protective Medicine Collaboration, Inc. Project Series 2024 (Baa2/NR)
7,680,000	5.000	(c)	08/01/2027	7,805,105
Wisconsin Health and Educational Facilities Authority RB Series 2018C (Aa3/AA) (SIFMA Municipal Swap Index Yield + 0.18%)
2,775,000	3.050	(a)(f)	08/15/2054	2,745,770
Wisconsin Health and Educational Facilities Authority RB Series 2024A (BAM) (NR/AA)
5,675,000	4.500		02/15/2054	5,497,754
Wisconsin Public Finance Authority Hotel RB for Grand Hyatt San Antonion Hotel Acquisition Project Senior Lien Series 2022A (NR/BBB-)
5,700,000	5.000		02/01/2042	5,770,480
Wisconsin State Health and Educational Facilities Authority Variable Rate Refunding RB Froedtert Health Inc. Obligated Group Series 2024A (NR/AA)
1,735,000	5.000		04/01/2041	1,859,332
2,910,000	5.000		04/01/2042	3,095,772
2,540,000	5.000		04/01/2043	2,688,765

				163,538,906

Wyoming - 0.1%

County of Campbell RB Refunding for Basin Electric Power Cooperative Series 2019 A (A3/A)
18,675,000	3.625		07/15/2039	16,399,375

TOTAL MUNICIPAL BONDS
(Cost $11,202,085,358)				10,993,716,582

Corporate Bonds - 0.3%

Healthcare-Services - 0.1%

Prime Healthcare Foundation, Inc. Series
4,975,000	7.000%		12/01/27	5,172,577
Toledo Hospital RB Series 2022 B
1,895,000	5.325		11/15/28	1,874,216

				7,046,793

Real Estate - 0.2%

Benloch Ranch Improvement Association No. 1 Series 2020
2,780,721	9.750	(c)(j)	12/01/39	2,538,965
Benloch Ranch Improvement Association No. 1 Series 2021
1,613,868	9.750	(c)(j)	12/01/39	1,473,558
Benloch Ranch Improvement Association No. 2
14,700,000	10.000	(c)(j)	12/01/51	11,640,930

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Brixton Park Improvement Association No. 1 Series
$14,386,285	6.875	%(c)(j)	12/01/51	$12,471,039

				28,124,492

TOTAL CORPORATE BONDS
(Cost $39,466,609)				35,171,285

Bank Loans(k) - 0.0%

Engineering & Construction - 0.0%
Rialto Bioenergy Facility, LLC (SOFR + 0.1%)
7,624,999	15.334	(j)	04/30/24	0
292,874	15.329	(j)	06/10/24	11,882

				11,882

TOTAL BANK LOANS
(Cost $7,691,475)				11,882

TOTAL INVESTMENTS - 98.5%
(Cost $11,249,243,442)				$11,028,899,749

OTHER ASSETS IN EXCESS
OF LIABILITIES - 1.5%				171,945,493

NET ASSETS - 100.0%				$11,200,845,242

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.
(a)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on March 31, 2025.
(b)

Variable Rate Demand Instruments – rate shown is that which is in effect on March 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(d)	Pre-refunded security. Maturity date disclosed is pre-refunding date.
(e)	When-issued security.
(f)

Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2025.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(h)	Zero coupon bond until next reset date.
(i)	Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.
(j)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(k)

Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on March 31, 2025. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

100	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ABS	- Asset-Backed Security
AGC	- Insured by Assured Guaranty Corp.
AGM	- Insured by Assured Guaranty Municipal Corp.
AGM-CR	- Insured by Assured Guaranty Municipal Corp. Insured Custodial receipts
AMBAC	- Insured by American Municipal Bond Assurance Corp.
AMT	- Alternative Minimum Tax (subject to)
BAM	- Build America Mutual Assurance Co.
CFD	- Community Facilities District
COPS	- Certificates of Participation
FHLMC	- Insured by Federal Home Loan Mortgage Corp.
FNMA	- Insured by Federal National Mortgage Association
GNMA	- Insured by Government National Mortgage Association
GO	- General Obligation
HUD SECT 8	- Hud Section 8
IDA	- Industrial Development Agency
LP	- Limited Partnership
LT	- Limited Tax
MTA	- Metropolitan Transportation Authority
MUN GOVT	-
GTD	Municipal Government Guaranteed NATL
NATL	- National Public Finance Guarantee Corp.
NR	- Not Rated
PCRB	- Pollution Control Revenue Bond
PSF-GTD	- Guaranteed by Permanent School Fund
Q-SBLF	- Qualified School Bond Loan Fund
RB	- Revenue Bond
RMKT	- Remarketed
RR	- Revenue Refunding
SCH BD	-
GTY	School Bond Guaranty

Investment Abbreviations: (continued)
SCH BD RES	-
FD	School Board Reserve Fund
SCSDE	- South Carolina State Department of Education
SD CRED	-
PROG	School District Credit Program
SIFMA	- Securities Industry and Financial Markets Association
SOFR	- Secured Overnight Financing Rate
SONYMA	- State of New York Mortgage Agency
ST AID	-
WITHHLDG	State Aid Withholding
ST APPROP	- State Appropriation
TCRS	- Transferable Custody Receipts
UPMC	- University of Pittsburgh Medical Center
USD	- United States Dollar
UT	- Unlimited Tax

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
U.S. Treasury Ultra Bond	(1,962)	06/18/25	$(241,080,750)	$(2,622,902)

The accompanying notes are an integral part of these financial statements.	101

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds - 97.4%

Alabama - 2.2%

Black Belt Energy Gas District Gas Prepay RB 2019 Series A (A1/NR)
$1,275,000	4.000	%(a)(b)	12/01/2049	$1,278,966
Black Belt Energy Gas District Gas Project RB Series 2022C-1 (A1/NR)
10,000,000	5.250	(a)(b)	02/01/2053	10,464,051
Central Etowah County Solid Waste Disposal Authority RB for Evergreen Environmental Partners LLC Series 2020 A (NR/NR)
5,555,000	6.000	(c)(d)	07/01/2025	5,760,266
Central Etowah County Solid Waste Disposal Authority RB for Evergreen Environmental Partners LLC Series 2020 B (NR/NR)
1,975,000	8.000	(c)(d)	07/01/2025	2,047,141
Energy Southeast a Cooperative District Energy Supply RB 2024 Series B (A1/NR)
3,150,000	5.250	(a)(b)	07/01/2054	3,350,016
Energy Southeast, A Cooperative District Energy Supply RB Series 2023B-1 (Fixed Rate) (A1/NR)
2,525,000	5.750	(a)(b)	04/01/2054	2,775,038
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (B1/BB-)
25,350,000	5.750		10/01/2049	26,395,269
Jefferson County Sewer Revenue Warrants Series 2024 (Baa1/BBB+)
6,185,000	5.250		10/01/2049	6,377,675
41,155,000	5.500		10/01/2053	43,031,960
Midcity Improvement District Special Assessment RB Series 2022 (NR/NR)
1,085,000	4.500		11/01/2042	941,158
1,000,000	4.750		11/01/2049	856,524
Midcity Improvement District Special Assessment RB Series 2024 (NR/NR)
400,000	6.500	(d)	11/01/2044	381,965
550,000	6.750	(d)	11/01/2053	519,671
Southeast Alabama Gas Supply District Gas Supply RB Refunding Series 2024B (A1/NR)
80,000,000	5.000	(a)(b)	06/01/2049	83,824,936
Southeast Energy Authority A Cooperative District Energy Supply RB Series 2025B (A1/NR)
18,265,000	5.250	(a)(b)	03/01/2055	19,169,777
Southeast Energy Authority Commodity Supply RB for Project No. 6 Series 2023B (Aa1/NR)
10,000,000	5.000	(a)(b)	01/01/2054	10,510,391
The Black Belt Energy Gas District Gas Supply RB, Series 2023B (Aa1/NR)
18,620,000	5.250	(a)(b)	12/01/2053	19,910,723
The Educational Building Authority of The City of Homewood Alabama Lease RB CHF – Horizons I L.L.C. Recreation Center Project at Samford University Tax-Exempt Series 2024- A (Baa2/NR)
3,000,000	5.500		10/01/2054	3,087,926
The Educational Building Authority of The City of Homewood Alabama RB CHF – Horizons II L.L.C. Student Housing & Parking Project at Samford University Tax-Exempt Series 2024-C (Baa2/NR)
2,930,000	5.500		10/01/2054	3,015,875
1,100,000	5.000		10/01/2056	1,061,217

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Alabama – (continued)

The Industrial Development Authority of Mobile County Solid Waste Disposal RB AM NS Calvert LLC Project Series 2024A (Baa3/BBB-)
$14,400,000	5.000%		06/01/2054	$14,224,651
The Industrial Development Authority of Mobile County Solid Waste Disposal RB for AM NS Calvert LLC Project Series 2024B (Baa3/BBB-)
12,775,000	4.750		12/01/2054	12,066,684

				271,051,880

Alaska - 0.0%

Northern tobacco Securitization Corp. tobacco Settlement Asset Back Bonds Series 2021 (NR/NR)
19,470,000	0.000	(e)	06/01/2066	2,580,242

American Samoa - 0.1%

American Samoa Economic Development Authority General RB Series 2021A (Ba3/NR)
6,375,000	5.000	(d)	09/01/2038	6,319,710
American Samoa Economic Development Authority RB Refunding Series 2021 C (Ba3/NR)
1,800,000	3.720	(d)	09/01/2027	1,718,708

				8,038,418

Arizona - 1.3%

Arizona IDA Education RB for Academies of Math & Science Projects Series 2023 (NR/BB+)
900,000	5.375	(d)	07/01/2053	900,349
1,000,000	5.500	(d)	07/01/2058	1,005,937
Arizona IDA Education RB for Benjamin Franklin Charter School Projects Series 2023A (Ba1/NR)
1,000,000	5.250	(d)	07/01/2053	976,045
1,000,000	5.500	(d)	07/01/2058	1,000,344
Arizona IDA Hospital RB for Navajo Health Foundation - Sage Memorial Hospital, Inc. Project Series 2024 (NR/NR)
7,075,000	7.125	(d)	05/01/2044	7,505,061
11,200,000	7.625	(d)	05/01/2054	12,093,558
Arizona IDA Lease RB for Greenville University Student Housing and Athletic Facilities Project Series 2022 (NR/BB+)
17,000,000	6.500	(d)	11/01/2053	17,136,325
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Social Bond Series 2020A (NR/A)
1,500,000	4.000		11/01/2050	1,309,211
Arizona Industrial Development Authority RB for Provident Group - EMU Properties LLC Series 2018 (Ca/NR)
1,000,000	5.000	*	05/01/2038	497,500
2,780,000	5.000	*	05/01/2043	1,383,050
3,450,000	5.000	*	05/01/2048	1,716,375
2,000,000	5.000	*	05/01/2051	995,000
Arizona Industrial Development Authority RB for Somerset Academy of Las Vegas Series 2021 A (NR/BB)
925,000	4.000	(d)	12/15/2041	814,033
2,115,000	4.000	(d)	12/15/2051	1,695,039
Arizona Industrial Development Authority RB Refunding for Doral Academy of Northern Nevada Obligated Group Series 2021 A (Ba1/NR)
470,000	4.000	(d)	07/15/2051	383,448
445,000	4.000	(d)	07/15/2056	352,781

102	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Arizona – (continued)

Arizona Industrial Development Authority RB Refunding for Pinecrest Academy of Nevada Series 2020 A-1 (NR/BB+)
$10,845,000	5.000	%(d)	07/15/2053	$10,640,539
Arizona Industrial Development Authority Senior Living RB First Tier Series 2025 A2 (NR/NR)
9,550,000	5.125		01/01/2059	8,719,695
Arizona Industrial Development Authority Senior Living RB Second Tier Series 2025 A2 (NR/NR)
5,927,748	5.125		01/01/2059	4,619,562
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 A (Aa3/A+)
1,625,000	3.000		07/01/2049	1,192,849
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 B (Aa3/A+)
2,710,000	3.250		07/01/2049	2,046,361
County of Maricopa IDA Education RB Series 2021A (NR/BBB-)
1,250,000	4.000	(d)	07/01/2056	982,508
County of Maricopa IDA Education RB Taxable Convertible Series 2021B (NR/BBB-)
3,400,000	3.500	(a)(d)	07/01/2044	2,644,611
County of Maricopa IDA Exempt Facilities RB for Commercial Metals Company Project Series 2022 (Ba2/BB+)
1,825,000	4.000	(d)	10/15/2047	1,555,097
County of Pima IDA Senior Living RB for La Posada at Pusch Ridge Project Series 2022A (NR/NR)
4,500,000	6.875	(d)	11/15/2052	4,805,701
2,750,000	7.000	(d)	11/15/2057	2,945,090
Equitable School Revolving Fund National Charter School Revolving Loan Fund RB (NR/A)
4,325,000	4.000		11/01/2051	3,746,545
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
530,000	3.500		07/01/2029	496,370
595,000	4.100		07/01/2034	545,583
1,842,000	4.750		07/01/2043	1,622,985
Glendale Industrial Development Authority RB for People of Faith, Inc. Obligated Group Series 2020 A (NR/NR)
17,705,000	5.000		05/15/2056	15,976,239
La Paz County Industrial Development Authority RB for American Fiber Optics LLC Series 2018 A (NR/NR)
3,100,000	6.000	(d)*	08/01/2028	1,550,000
16,130,000	6.250	(d)*	08/01/2040	8,065,000
La Paz County Industrial Development Authority RB for Harmony Public Schools Series 2021 A (NR/BBB+)
580,000	4.000		02/15/2051	453,579
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2020 A (NR/BB)
700,000	5.000	(d)	07/01/2050	670,102
1,340,000	5.000	(d)	07/01/2054	1,261,888
Maricopa County Industrial Development Authority RB for Ottawa University Series 2020 (NR/NR)
1,885,000	5.250	(d)	10/01/2040	1,690,084
1,885,000	5.500	(d)	10/01/2051	1,622,001
Maricopa County Pollution Control Corp Pollution Control Revenue Refunding Bonds Series A (A2/A-)
2,000,000	2.400		06/01/2035	1,595,929

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Arizona – (continued)

Pima County IDA RB Refunding for Career Success Schools, Inc. Series 2020 (NR/NR)
$250,000	5.500	%(d)	05/01/2040	$246,289
950,000	5.750	(d)	05/01/2050	945,777
Salt River Agricultural Improvement and Power District Project Electric System RB Series 2023B (Aa1/AA+)
4,350,000	5.250		01/01/2053	4,653,487
Tempe Industrial Development Authority RB for Tempe Life Care Village Obligated Group Series 2019 (NR/NR)
1,520,000	5.000		12/01/2050	1,436,543
1,900,000	5.000		12/01/2054	1,772,696
The Industrial Development Authority of the City of Phoenix RB Refunding for Downtown Phoenix Student Housing LLC Series 2018 (Baa3/NR)
850,000	5.000		07/01/2037	858,944
1,000,000	5.000		07/01/2042	1,000,820
The Industrial Development Authority of The City of Sierra Vista Education Facility RB American Leadership Academy Project Series 2024 (NR/NR)
1,050,000	5.000	(d)	06/15/2054	997,760
1,375,000	5.000	(d)	06/15/2059	1,292,525
1,825,000	5.000	(d)	06/15/2064	1,696,595
The Industrial Development Authority of The County of Maricopa Education Facilities RB for Arizona Christian University Project Series 2024A (NR/NR)
3,675,000	6.375	(a)(b)(d)	10/01/2054	3,653,154
The Industrial Development Authority of The County of Maricopa Education RB (Legacy Traditional Schools Projects) Series 2021A (NR/BBB-)
1,150,000	4.000	(d)	07/01/2051	928,751
The Industrial Development Authority of The County of Maricopa Education Revenue Refunding Bonds Legacy Traditional Schools Projects Series 2024 (NR/BBB-)
3,675,000	4.250		07/01/2044	3,241,543
The Industrial Development Authority of The County of Maricopa Educational Facilities Valley Christian Schools Project RB Series 2023A (NR/NR)
1,925,000	6.250	(d)	07/01/2053	1,930,775
1,800,000	6.375	(d)	07/01/2058	1,809,821

				155,677,854

Arkansas - 0.2%

Arkansas Development Finance Authority Environmental Improvement RB Series 2022 (AMT) (NR/BB-)
16,175,000	5.450		09/01/2052	16,563,758
Arkansas Development Finance Authority Environmental Improvement RB Series 2023 United States Steel Corporation Project Green Bonds (AMT) (NR/BB-)
1,375,000	5.700		05/01/2053	1,428,056
Arkansas Development Finance Authority RB for Baptist Health Obligated Group Series 2019 (NR/A)
5,370,000	3.200		12/01/2049	3,965,357
Arkansas Development Finance Authority RB for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
1,300,000	4.250		07/01/2041	1,090,815
775,000	3.500		07/01/2046	511,925
500,000	4.000		07/01/2052	344,564

The accompanying notes are an integral part of these financial statements.	103

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Arkansas – (continued)

Arkansas Development Finance Authority RB Refunding for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 (NR/NR)
$5,090,000	3.500%		07/01/2038	$3,875,809

				27,780,284

California - 8.7%

ABC Unified School District GO Bonds Series 2001 C (NATL) (Aa2/AA-)
1,600,000	0.000	(e)	08/01/2026	1,535,513
Airport Commission of The City and County of San Francisco San Francisco International Airport Second Series Revenue Bonds Series 2025A (AMT) (A1/AA-)
16,000,000	5.500		05/01/2055	17,157,250
Airport Commission of The City and County of San Francisco Second Series RB Series 2019A (AMT) (A1/AA-)
3,980,000	4.000		05/01/2049	3,503,400
Airport Commission of The City and County of San Francisco Second Series RB Series 2019E (AMT) (NR/NR)
145,000	4.000	(c)	05/01/2029	145,531
Airport Commission of The City and County of San Francisco Second Series RB Series 2019E (AMT) (NR/AA-)
1,535,000	4.000		05/01/2050	1,342,604
Alameda Corridor Transportation Authority Convertible Capital Appreciation Bonds Series 2022A (A3/A-)
1,850,000	0.000	(f)	10/01/2047	1,064,897
1,850,000	0.000	(f)	10/01/2048	1,057,765
2,300,000	0.000	(f)	10/01/2049	1,297,499
1,375,000	0.000	(f)	10/01/2050	773,786
Alameda Corridor Transportation Authority Convertible Capital Appreciation Bonds Series 2022A (AGM) (A1/AA)
3,225,000	0.000	(f)	10/01/2051	1,810,677
Alhambra California Unified School District Election of 2008 GO Bonds Capital Appreciation for Elementary Schools Improvement District Series 2011 B (AGM) (Aa2/AA)
4,995,000	0.000	(e)	08/01/2037	3,063,494
Alvord Unified School District GO Bonds Capital Appreciation for 2007 Election Series 2007 B (AGM) (A1/AA)
2,050,000	0.000	(e)	08/01/2036	1,249,978
Bay Area Toll Authority San Francisco Bay Area Subordinate Toll Bridge RB 2019 Series S-8 (A1/AA-)
5,000,000	3.000		04/01/2054	3,651,539
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB 2024 Series B (AMT) (A2/A)
5,875,000	5.250		07/01/2054	6,041,141
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB 2024 Series B (AMT) (AGM) (A1/AA)
5,000,000	4.500		07/01/2054	4,738,415
Calaveras Unified School District GO Bonds for Capital Appreciation Series 2000 (AGM) (A1/AA)
1,055,000	0.000	(e)	08/01/2025	1,043,760
California Community Choice Financing Authority Clean Energy Project RB Fixed Rate Green Bonds Series 2023E-1 (A1/NR)
3,000,000	5.000	(a)(b)	02/01/2054	3,170,641
California Community Choice Financing Authority Clean Energy Project RB Green Bonds Series 2024A (A1/NR)
24,500,000	5.000	(a)(b)	05/01/2054	26,055,228

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)

California Community Choice Financing Authority Clean Energy Project RB Series 2023B (A1/NR)
$2,000,000	5.000	%(a)(b)	07/01/2053	$2,093,439
California Community College Financing Authority RB for NCCD-Orange Coast Properties LLC Series 2018 (NR/BBB-)
2,755,000	5.250		05/01/2048	2,819,452
2,850,000	5.250		05/01/2053	2,905,637
California Community College Financing Authority Student Housing RB for Napa Valley College Project Series 2022A (NR/NR)
9,275,000	5.750	(d)	07/01/2060	8,108,746
California Community Housing Agency Aster Apartments RB Series 2021 A-1 (NR/NR)
9,775,000	4.000	(d)	02/01/2056	8,251,131
California Community Housing Agency Essential Housing Junior RB Series 2021A-2 (NR/NR)
2,300,000	4.000	(d)	08/01/2050	1,788,824
California Community Housing Agency Essential Housing RB Series 2021A (NR/NR)
20,820,000	4.000	(d)	02/01/2056	16,216,252
California Community Housing Agency Essential Housing RB Series 2021A-1 (NR/NR)
1,825,000	3.000	(d)	02/01/2057	1,225,530
California Community Housing Agency RB Series 2021A-1 Senior Bonds (NR/NR)
6,450,000	4.000	(d)	02/01/2056	5,453,416
California County Tobacco Securitization Agency RB Refunding for Merced County Tobacco Funding Corp. Series 2020 B (NR/NR)
1,345,000	5.000		06/01/2050	1,297,557
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-2 (NR/NR)
7,375,000	0.000	(e)	06/01/2055	1,558,299
California County Tobacco Securitization Agency RB Refunding Series 2020 B-1 (NR/BBB+)
205,000	5.000		06/01/2049	205,171
California County Tobacco Securitization Agency RB Refunding Series 2020 B-2 (NR/NR)
145,960,000	0.000	(e)	06/01/2055	27,909,201
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (NR/NR)
145,220,000	0.000	(e)	06/01/2055	17,545,873
California Enterprise Development Authority Charter School RB for The Rocklin Academy Project Series 2024 (NR/BB+)
700,000	5.000	(d)	06/01/2054	693,875
1,100,000	5.000	(d)	06/01/2064	1,071,331
California Enterprise Development Authority RB Refunding for Rocklin Academy Obligated Group Series 2021 A (NR/BB+)
595,000	4.000	(d)	06/01/2061	491,192
California Health Facilities Financing Authority RB for Commonspirit Health 2020 A (NR/NR)
195,000	4.000	(c)	04/01/2030	205,076
California Health Facilities Financing Authority RB for Commonspirit Health 2020 A (NR/A-)
5,510,000	4.000		04/01/2049	4,930,193

104	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)

California Health Facilities Financing Authority Refunding RB Lucile Salter Packard Children’s Hospital at Stanford 2022 Series A Forward Delivery (A1/A+)
$2,525,000	4.000%		05/15/2051	$2,308,718
California Infrastructure & Economic Development Bank Brightline West Passenger Rail Project Series RB Series 2020A-1 (NR/NR)
900,000	5.000	(d)	01/01/2055	837,775
California Infrastructure and Economic Development Bank Senior Subordinated Secured RB Brightline West Passenger Rail Project Series 2025A (NR/NR)
62,575,000	9.500	(a)(b)(d)	01/01/2065	62,537,668
California Municipal Finance Authority Charter School Leave Revenue Refunding Bonds Series 2022 (NR/BB+)
750,000	5.000		07/01/2052	731,102
3,725,000	5.000		07/01/2062	3,552,527
California Municipal Finance Authority Community Facilities District Special Tax Bonds for City of Chula Vista Series 2022 (NR/NR)
2,750,000	5.000		09/01/2052	2,795,944
5,250,000	5.000		09/01/2057	5,322,798
California Municipal Finance Authority RB (California Lutheran University) Series 2018 (Baa1/NR)
225,000	5.000		10/01/2035	231,101
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A3/BBB+)
3,800,000	5.000		02/01/2042	3,811,327
10,000,000	5.000		02/01/2047	10,020,769
California Municipal Finance Authority RB for P3 Claremont Holdings LLC Series 2020 A (NR/NR)
1,135,000	5.000	(d)	07/01/2052	1,022,912
California Municipal Finance Authority RB for The Learning Choice Academy Series 2021 A (NR/BBB-)
1,510,000	4.000		07/01/2051	1,252,815
1,035,000	4.000		07/01/2055	842,645
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (Baa1/NR)
250,000	5.000		10/01/2034	257,265
300,000	5.000		10/01/2037	306,717
300,000	5.000		10/01/2038	306,096
California Municipal Finance Authority RB Refunding for Claremont Graduate University Series 2020 B (NR/NR)
1,090,000	5.000	(d)	10/01/2049	1,022,292
1,740,000	5.000	(d)	10/01/2054	1,603,282
California Municipal Finance Authority Senior Lien RB for Linxs APM Project Series 2018A (NR/NR)
7,395,000	5.000		12/31/2043	7,411,299
14,040,000	4.000		12/31/2047	12,301,011
California Municipal Finance Authority Special Facility RB For United Airlines International Airport Project Series 2019 (NR/BB)
11,425,000	4.000		07/15/2029	11,307,743
California Municipal Finance Authority Student Residence RB Ascent 613 Project Series 2025A (NR/NR)
2,825,000	5.375	(d)	01/01/2055	2,773,816
1,375,000	5.500	(d)	01/01/2060	1,366,194

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)

California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Desalination Project Series 2012 (Baa3/NR)
$1,325,000	5.000	%(d)	07/01/2037	$1,325,810
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Desalination Project Series 2023 (Baa3/NR)
2,355,000	5.000	(d)	07/01/2035	2,503,009
1,730,000	5.000	(d)	07/01/2037	1,823,843
1,750,000	5.000	(d)	07/01/2038	1,835,242
1,200,000	5.000	(d)	11/21/2045	1,229,926
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources LP Desalination Project Series 2012 (AMT) (Baa3/NR)
12,660,000	5.000	(d)	11/21/2045	12,607,902
California Pollution Control Financing Authority Water Furnishing RB Refunding for San Diego County Water Desalination Project Series 2019 (Baa3/NR)
8,500,000	5.000	(d)	11/21/2045	8,606,004
California Pollution Control Financing Authority Water Furnishing RR Bonds, Series 2019 (San Diego County Water Authority Desalination Project Pipeline) (Baa3/NR)
550,000	5.000	(d)	07/01/2039	562,546
California Public Finance Authority RB for Excelsior Charter School Project Series 2020 A (NR/NR)
1,540,000	5.000	(d)	06/15/2050	1,456,152
1,030,000	5.000	(d)	06/15/2055	958,019
California Public Finance Authority Senior Living Revenue Refunding Bonds for Enso Village Project Series 2021B1 (NR/NR)
900,000	3.125	(d)	05/15/2029	872,107
California School Finance Authority Charter School RB Envision Education Obligated Group Series 2024A (NR/BB+)
1,620,000	5.000	(d)	06/01/2064	1,551,548
California School Finance Authority Charter School RB for Citizens of the World Obligated Group Series 2022A (NR/BB-)
4,605,000	6.375	(d)	04/01/2062	4,663,786
California School Finance Authority Charter School RB for Classical Academies Oceanside Project Series 2022A (NR/BBB-)
2,055,000	5.000	(d)	10/01/2052	1,979,505
3,250,000	5.000	(d)	10/01/2061	3,108,672
California School Finance Authority Charter School RB for Classical Academies Vista Project Series 2021 (NR/BBB-)
1,450,000	4.000	(d)	10/01/2046	1,231,411
California School Finance Authority Charter School RB for Harbor Springs Obligated Group Series 2024A (NR/BB+)
2,235,000	5.500	(d)	07/01/2054	2,291,992
2,200,000	5.625	(d)	07/01/2063	2,253,262
California School Finance Authority Charter School RB for Hawking Steam Charter School Project Series 2022 (NR/BB+)
1,055,000	5.250	(d)	07/01/2052	1,065,990
745,000	5.375	(d)	07/01/2056	755,087
1,525,000	5.500	(d)	07/01/2062	1,549,361
California School Finance Authority Charter School RB for Lighthouse Community Public School Obligated Group Series 2022A (NR/NR)
1,800,000	6.500	(d)	06/01/2062	1,877,247

The accompanying notes are an integral part of these financial statements.	105

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)

California School Finance Authority Charter School RB for Orange County Educational Arts Academy Project Series 2023A (NR/NR)
$560,000	5.625	%(d)	06/01/2043	$566,498
700,000	5.875	(d)	06/01/2053	708,945
California School Finance Authority Charter School RB for River Springs Charter School Series 2022A (NR/BB+)
2,905,000	5.000	(d)	07/01/2052	2,856,817
4,190,000	5.000	(d)	07/01/2061	4,050,180
California School Finance Authority Charter School RB for Valley International Preparatory High School Project Series 2022A (NR/NR)
2,230,000	5.250	(d)	03/01/2062	1,646,878
California School Finance Authority Charter School Refunding RB Partnerships to Uplift Communities Project Series 2023 (NR/BB+)
500,000	5.250	(d)	08/01/2038	515,873
550,000	5.500	(d)	08/01/2043	572,578
400,000	5.500	(d)	08/01/2047	414,129
California School Finance Authority Educational Facilities RB New Designs Charter School Project Series 2024A (NR/BB+)
1,475,000	5.000	(d)	06/01/2064	1,396,333
California School Finance Authority RB for Classical Academy Obligated Group Series 2020 A (NR/BBB-)
3,500,000	5.000	(d)	10/01/2050	3,351,657
California School Finance Authority RB for Fenton Charter Public Schools Series 2020 A (NR/BB+)
2,770,000	5.000	(d)	07/01/2058	2,663,470
California School Finance Authority RB for iLEAD Lancaster Series 2021 A (ST INTERCEPT) (NR/NR)
600,000	5.000	(d)	06/01/2051	543,624
2,440,000	5.000	(d)	06/01/2061	2,147,434
California School Finance Authority RB for Lifeline Education Charter School, Inc. Series 2020 A (NR/BB+)
1,340,000	5.000	(d)	07/01/2045	1,322,933
1,240,000	5.000	(d)	07/01/2055	1,206,886
California School Finance Authority RB for Santa Clarita Valley International Charter School Series 2021 A (NR/NR)
600,000	4.000	(d)	06/01/2041	488,583
700,000	4.000	(d)	06/01/2051	507,951
1,220,000	4.000	(d)	06/01/2061	839,129
California School Finance Authority RB for VSF School Facilities No. 1 LLC Series 2020 A (NR/BBB-)
2,420,000	5.000	(d)	07/01/2059	2,320,568
California School Finance Authority RB for VSF School Facilities No. 1 LLC Series 2020 B (NR/BBB-)
945,000	4.000	(d)	07/01/2045	797,199
California School Finance Authority School Facility Refunding RB for Value Schools Series 2023A (ST INTERCEPT) (NR/BBB-)
700,000	5.250	(d)	07/01/2048	706,138
California Statewide Communities Development Authority (Marin General Hospital) RB Series 2018A (Green Bonds) (NR/BBB)
500,000	5.000		08/01/2038	506,981
California Statewide Communities Development Authority CFD No. 2022-03 Sheldon Farms Special Tax Bonds, Series 2023 (NR/NR)
1,000,000	5.000		09/01/2053	1,007,978

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)

California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
$710,000	5.000%		09/01/2037	$712,267
California Statewide Communities Development Authority Community Facilities District No. 2018-02 Special Tax for Improvement Area No. 1 Series 2020 (NR/NR)
2,880,000	7.250	(d)	09/01/2050	2,950,640
California Statewide Communities Development Authority Community Facilities District No. 2020-02 Special Tax for Improvement Area No. 1 Series 2021 (NR/NR)
2,650,000	4.000		09/01/2051	2,263,251
California Statewide Communities Development Authority Community Facilities District Special Tax Bonds Series 2022 (NR/NR)
4,500,000	5.000		09/01/2052	4,535,964
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2018 B (NR/BBB+)
575,000	5.000		09/02/2043	583,139
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2019 A (NR/NR)
1,345,000	5.000		09/02/2039	1,379,822
895,000	5.000		09/02/2044	909,003
California Statewide Communities Development Authority RB for Lancer Educational Housing LLC Project Series 2019 A (NR/NR)
375,000	5.000	(d)	06/01/2034	382,805
475,000	5.000	(d)	06/01/2039	477,543
1,340,000	5.000	(d)	06/01/2051	1,286,944
California Statewide Communities Development Authority RB for Lancer Plaza Project Series 2013 (NR/NR)
1,875,000	5.875		11/01/2043	1,876,435
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Obligated Group Series 2018 A (NR/BB)
10,095,000	5.500	(d)	12/01/2058	10,265,886
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Series 2014A (NR/BB)
18,325,000	5.250		12/01/2044	18,329,979
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Series 2016A (NR/BB)
1,600,000	5.000	(d)	12/01/2041	1,604,991
2,080,000	5.000	(d)	12/01/2046	2,058,646
10,030,000	5.250	(d)	12/01/2056	10,039,987
California Statewide Communities Development Authority RB for Marin General Hospital Obligated Group Series 2018 A (NR/BBB)
3,000,000	4.000		08/01/2045	2,581,019
California Statewide Communities Development Authority RB for Marin General Hospital Series 2018A (NR/BBB)
175,000	5.000		08/01/2037	178,034
California Statewide Communities Development Authority RB for NCCD-Hooper Street LLC Project Series 2019 (NR/B)
2,350,000	5.250	(d)	07/01/2039	2,383,378
3,125,000	5.250	(d)	07/01/2049	3,138,940

106	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)

California Statewide Communities Development Authority RB for NCCD-Hooper Street LLC Project Series 2019 (NR/B) – (continued)
$2,225,000	5.250	%(d)	07/01/2052	$2,229,096
California Statewide Communities Development Authority RB Green Bonds for Marin General Hospital Series 2018A (NR/BBB)
365,000	5.000		08/01/2028	378,962
California Statewide Communities Development Authority RB Refunding for California Baptist University Series 2017 A (NR/NR)
935,000	5.000	(d)	11/01/2032	948,707
1,875,000	5.000	(d)	11/01/2041	1,857,027
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 A (NR/BB)
13,765,000	5.500		12/01/2054	13,768,872
California Statewide Communities Development Authority Special Assessment Bond Series 2020 (NR/NR)
1,230,000	4.000		09/02/2050	1,063,492
California Statewide Communities Development Authority Special Assessment Bonds Series 2018 C (NR/NR)
3,095,000	5.000		09/02/2038	3,169,244
California Statewide Communities Development Authority Special Assessment Series 2021 A (NR/NR)
1,990,000	4.000		09/02/2051	1,691,791
California Statewide Communities Development Authority Special Tax Bonds Series 2022 (NR/NR)
1,525,000	5.250		09/01/2052	1,563,543
California Statewide Communities Development Authority Statewide Community Infrastructure Program RB Series 2018B (NR/BBB+)
1,040,000	5.000		09/02/2048	1,051,276
California Statewide Communities Development Authority Statewide Community Infrastructure Program RB Series 2018C (NR/NR)
2,960,000	5.000		09/02/2048	2,988,704
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (Baa1/NR)
3,075,000	5.000		05/15/2047	3,096,997
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (NR/NR)
36,600,000	0.000	(e)	06/01/2046	5,985,637
Capistrano Unified School District Special Tax for Capital Appreciation Series 2005 (NATL) (Baa3/NR)
7,000,000	0.000	(e)	09/01/2033	4,950,082
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
190,000	3.000		09/01/2037	156,573
195,000	3.000		09/01/2038	156,174
205,000	3.000		09/01/2039	159,338
210,000	3.000		09/01/2040	160,878
715,000	3.125		09/01/2044	529,082
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2021 (NR/NR)
925,000	4.000		09/01/2051	779,238

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)

City & County of San Francisco Special Tax District No. 2020-1 for Mission Rock Facilities and Services Series 2021 A (NR/NR)
$1,500,000	4.000	%(d)	09/01/2051	$1,254,076
City and County of San Francisco Special Tax District No. 2020-1 (Mission Rock Facilities and Services) Shoreline (Tax Zone 1) Special Tax Bonds, Series 2023C (NR/NR)
1,345,000	5.750	(d)	09/01/2053	1,410,473
City and County of San Francisco Special Tax District No. 2020-1 (Mission Rock Facilities and Services) Special Tax Bonds, Series 2023B (NR/NR)
1,650,000	5.750	(d)	09/01/2053	1,730,320
City of Alameda Community Facilities District 2023 Special Tax Bonds (NR/NR)
1,050,000	5.000		09/01/2053	1,059,497
City of Beaumont Community Facilities District No. 2016-3 Special Tax Bonds for Sundance Series 2023 (NR/NR)
900,000	5.000		09/01/2053	914,010
City of Chino Community Facilities Improvement Area Special Tax Bonds Series 2022 (NR/NR)
2,700,000	5.375		09/01/2052	2,789,061
City of Dublin, Community Facilities District No. 2015-1 (Dublin Crossing) Improvement Area No.5, California Special Tax Bonds, Series 2023 (NR/NR)
1,150,000	5.375		09/01/2051	1,187,816
City of Fairfield Community Facilities District No. 2019-1 for Improvement Area No. 1 Series 2020 A (NR/NR)
850,000	5.000		09/01/2050	859,980
City of Fremont Community Facilities District No. 1 Special Tax for Pacific Commons Series 2015 (NR/NR)
3,000,000	5.000		09/01/2045	3,003,200
City of Los Angeles Department of Airports International Airport Subordinate RB 2018 Series F (Aa3/AA-)
4,500,000	4.000		05/15/2049	3,960,619
City of Los Angeles Department of Airports International Airport Subordinate RB 2023 Series A (Aa3/AA-)
450,000	4.125		05/15/2043	419,005
City of Oroville RB for Oroville Hospital Series 2019 (NR/NR)
1,900,000	5.250		04/01/2034	1,558,172
3,565,000	5.250		04/01/2039	2,860,301
16,065,000	5.250		04/01/2049	12,784,628
11,685,000	5.250		04/01/2054	9,087,469
City of Palm Desert Community Facilities District No. 2021-1 Special Tax Bonds Series 2024 (NR/NR)
600,000	5.000		09/01/2049	608,293
525,000	5.000		09/01/2053	529,549
City of Palm Desert Community Facilities District No. 2021-1 Special Tax Refunding Bonds Series 2021 (NR/NR)
420,000	3.000		09/01/2031	392,360
City of Palm Desert Section 29 Assessment District No. 2004-02 Special Assessment Refunding Bonds Series 2021 (NR/NR)
1,600,000	4.000		09/02/2037	1,524,012
City of Palo Alto Limited Obligation Refunding Improvement Bonds for University Avenue Area off-Street Parking Assessment District Series 2012 (NR/A-)
540,000	5.000		09/02/2030	544,089
City of Rancho Cordova Sunridge Anatolia Community Facilities District Special Tax Bonds Series 2016 (NR/NR)
500,000	4.000		09/01/2029	502,082

The accompanying notes are an integral part of these financial statements.	107

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)

City of Roseville Special Tax Bonds for Creekview Community Facilities District No. 1 Series 2023 (NR/NR)
$1,650,000	5.250%		09/01/2053	$1,690,359
City of Roseville Special Tax The Ranch at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
350,000	4.000		09/01/2035	344,434
375,000	4.000		09/01/2040	354,684
425,000	4.000		09/01/2045	384,164
950,000	4.000		09/01/2050	830,120
City of Roseville Special Tax Villages at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
475,000	4.000		09/01/2045	430,518
City of Sacramento Natomas Meadows Community Facilities District No. 2007-01 Special Tax Bonds for Improvement Area No. 1 Series 2017 (NR/NR)
280,000	5.000	(d)	09/01/2032	287,691
700,000	5.000	(d)	09/01/2037	713,804
1,745,000	5.000	(d)	09/01/2047	1,756,778
City of San Francisco Airport Commission International Airport Second Series RB Series 2019A (A1/AA-)
2,000,000	5.000		05/01/2049	2,014,012
City of San Francisco Improvement Area Community Facilities District Special Tax Bonds Series 2021 (NR/NR)
925,000	4.000		09/01/2046	808,038
City of San Jose, California Airport Revenue Refunding Bonds Series 2017A (A2/A)
4,310,000	5.000		03/01/2047	4,320,776
CMFA Special Finance Agency Essential Housing RB Series 2021A-1 (NR/NR)
4,465,000	3.000	(d)	12/01/2056	3,017,316
CMFA Special Finance Agency VIII Essential Housing RB 2021A- 1 (NR/NR)
5,500,000	3.000	(d)	08/01/2056	3,711,472
Community Facilities District No. 2016-1 of The Root Creek Water District Improvement Area No. 2 Special Tax Bonds Series 2023 (NR/NR)
1,600,000	5.000		09/01/2053	1,607,282
Community Facilities District No. 2023-1 of The County of Orange (Rienda Phase 2B) 2023 Series A Special Tax Bonds (NR/NR)
1,260,000	5.500		08/15/2053	1,322,568
County of El Dorado CA Community Facilities District No. 2018-1 Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
2,600,000	5.000		09/01/2044	2,619,870
200,000	4.000		09/01/2045	177,896
County of Los Angeles Community Facilities District Special Tax Bonds Series 2022 (NR/NR)
2,775,000	5.000		09/01/2052	2,812,696
County of San Diego Community Facilities District No. 2008-01 Special Tax Series 2020 A (NR/NR)
695,000	3.000		09/01/2050	477,502
CSCDA Community Improvement Authority Essential Housing RB Series 2021A-2 (NR/NR)
12,855,000	3.000	(d)	12/01/2056	8,763,846
CSCDA Community Improvement Authority Essential Housing Senior Lien RB Series 2021A-1 (NR/NR)
9,475,000	3.600	(d)	05/01/2047	7,799,287
CSCDA Community Improvement Authority Essential Housing Senior Lien RB Series 2021A-2 (NR/NR)
6,400,000	3.250	(d)	04/01/2057	4,656,737

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)

Denair California Unified School District GO Bonds Capital Appreciation Election 2001 Series 2003 B (NATL) (Baa3/A-)
$1,305,000	0.000	%(e)	08/01/2027	$1,203,186
Department of Airports of The City of Los Angeles LAX Subordinate RB 2021 Series D (Private Activity/AMT) (Aa3/AA-)
11,895,000	4.000		05/15/2051	10,403,953
Department of Airports of The City of Los Angeles LAX Subordinate RB 2022 Series A (Private Activity/AMT) (Aa3/AA-)
7,955,000	4.000		05/15/2049	7,001,495
Dublin Unified School District GO Bonds Election of 2020 Series B (Aa1/AA+)
15,000,000	4.250		08/01/2053	14,892,987
East Garrison Public Finance Authority Special Tax for East Garrison Project Series 2019 (NR/NR)
445,000	3.125		09/01/2044	327,254
Eastern Foothill Transportation Corridor Agency Senior Lien Toll Road Refunding RB Series 2021A (Baa1/A)
1,000,000	4.000		01/15/2046	951,673
El Camino Community College District Capital Appreciation Term Bonds (Aa1/AA+)
6,475,000	0.000	(e)	08/01/2038	3,755,800
El Rancho California Unified School District GO Bonds Capital Appreciation Election 2003 Series 2007 (NATL) (Baa3/NR)
5,400,000	0.000	(e)	08/01/2032	4,114,786
Fairfield COPS Capital Appreciation for Water Financing Series 2007 A (AGC) (NR/AA)
4,180,000	0.000	(e)	04/01/2029	3,645,646
Folsom Cordova Unified School District No. 4 GO for School Facilities Improvement Capital Appreciation for Election of 2006 Series 2007 A (NATL) (Aa2/AA-)
3,460,000	0.000	(e)	10/01/2032	2,650,220
Foothill/Eastern Transportation Corridor Agency toll Road RB Refunding Capital Appreciation Senior Lien Series 2015 A (AGM) (A1/AA)
10,000,000	0.000	(e)	01/15/2035	6,918,334
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding RMKT 08/24/17 Series 2013 B Subseries B-1 (Baa1/A)
22,010,000	3.950	(a)	01/15/2053	19,579,260
Golden State Securitization Settlement Corp ABS Bond Series 2021 2021B-1 (NR/BBB-)
16,045,000	3.850		06/01/2050	14,765,567
Golden State tobacco Securitization Corp. tobacco Settlement Asset Backed Bonds Series 2022A-1 (NR/BBB)
5,375,000	5.000		06/01/2051	5,438,419
Golden State tobacco Securitization Settlement Corp ABS Bond Series 2021B-2 (NR/NR)
134,850,000	0.000	(e)	06/01/2066	14,464,240
Improvement Area 3 of The City of Stockton Community Facilities District No. 2018-2 Westlake Villages Ii Special Tax Bonds Series 2024 (NR/NR)
650,000	5.000		09/01/2054	659,945
Improvement Area B of The City of Fillmore Community Facilities District No. 5, Heritage Valley Parks Special Tax Bonds Series 2023 (NR/NR)
3,500,000	5.000		09/01/2053	3,535,143

108	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)

Improvement Area No. 1 of California Municipal Finance Authority Community Facilities District No. 2023-5 Special Tax Bonds, Series 2023 (NR/NR)
$1,000,000	5.500%		09/01/2048	$1,055,146
1,000,000	5.625		09/01/2053	1,056,340
Inland Empire Tobacco Securitization Authority RB Turbo Asset- Backed Bonds for Capital Appreciation Series 2007 C-1 (NR/CCC)
112,360,000	0.000	(e)	06/01/2036	52,338,153
Inland Empire tobacco Securitization Authority RB Turbo Asset- Backed Bonds for Capital Appreciation Series 2007 C-2 (NR/CCC)
51,235,000	0.000	(e)	06/01/2047	10,060,433
Inland Empire tobacco Securitization Authority RB Turbo Asset- Backed Bonds for Capital Appreciation Series 2007 D (NR/CCC)
290,580,000	0.000	(e)	06/01/2057	22,876,840
Irvine Unified School District Community Facilities District Special Tax Bonds Series 2017 D (NR/NR)
4,600,000	5.000		03/01/2057	4,624,202
Lodi Unified School District GO Bonds Series 2021 (Aa2/NR)
3,700,000	3.000		08/01/2046	2,920,531
Los Angeles County GO Bonds for Westside Union School District Election Series 2008 B (Aa2/AA-)
49,925,000	0.000	(e)	08/01/2050	15,077,744
Los Angeles County Public Works Financing Authority Lease RB 2020 Series A (NR/AA+)
2,125,000	3.000		12/01/2050	1,550,851
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (Aa3/NR)
3,760,000	0.000	(e)	08/01/2035	2,551,683
M-S-R Energy Authority Gas RB Series 2009 A (NR/BBB+)
12,950,000	6.500		11/01/2039	15,571,295
M-S-R Energy Authority Gas RB Series 2009 B (NR/BBB+)
3,000,000	6.500		11/01/2039	3,607,250
M-S-R Energy Authority Gas RB Series 2009 C (NR/BBB+)
7,430,000	6.125		11/01/2029	7,877,558
20,315,000	6.500		11/01/2039	24,427,093
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (Aa3/AA)
5,000,000	5.500		08/01/2030	5,038,949
New Haven Unified School District GO Refunding Bonds for Capital Appreciation Series 2009 (AGC) (Aa2/AA)
860,000	0.000	(e)	08/01/2025	851,708
1,105,000	0.000	(e)	08/01/2026	1,062,415
5,550,000	0.000	(e)	08/01/2030	4,663,484
7,855,000	0.000	(e)	08/01/2032	6,111,848
7,000,000	0.000	(e)	08/01/2034	4,990,312
Orange County California Community Facilities District No. 2015- 1 Village of Esencia Special Tax Bonds Series 2015 A (NR/NR)
1,000,000	5.250		08/15/2045	1,002,490
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (AGC) (A1/AA)
10,750,000	7.000		08/01/2038	11,855,510
Poway Unified School District GO Bonds Capital Appreciation for School Facility Improvement Series 2011 B (Aa2/AA-)
1,300,000	0.000	(e)	08/01/2040	683,351

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)

Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
$900,000	3.000%		09/01/2032	$834,579
820,000	3.000		09/01/2033	749,597
750,000	3.000		09/01/2034	675,683
Rancho Cordova Community Facilities District No. 2018-1 Special Tax for Grantline 208 Series 2019 (NR/NR)
400,000	5.000		09/01/2049	404,119
Rialto Unified School District County of San Bernardino, California GO Bonds, Election of 2022, Series 2023 (BAM) (Aa3/AA)
4,000,000	4.000		08/01/2052	3,770,858
Rialto Unified School District GO Election of 2010 Series 2011 A (AGM) (Aa3/AA)
6,200,000	0.000	(e)	08/01/2036	3,760,101
River Islands Public Financing Authority CFD Improvement Area Subordinate Special Tax Refunding Bonds Series 2022B-1 (NR/NR)
2,775,000	5.250		09/01/2047	2,824,395
3,875,000	5.000		09/01/2052	3,795,735
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax series 2022 (NR/NR)
400,000	5.750		09/01/2052	415,378
Riverside County Redevelopment Agency Tax Allocation for Capital Appreciation Jurupa Valley Redevelopment Project Area Series 2011 B (NR/A+)
2,220,000	0.000	(e)	10/01/2033	1,588,522
2,220,000	0.000	(e)	10/01/2035	1,455,432
1,840,000	0.000	(e)	10/01/2037	1,087,825
5,100,000	0.000	(e)	10/01/2038	2,837,037
8,425,000	0.000	(e)	10/01/2039	4,423,271
13,395,000	0.000	(e)	10/01/2040	6,628,343
7,275,000	0.000	(e)	10/01/2041	3,386,848
6,360,000	0.000	(e)	10/01/2042	2,791,359
San Bernardino City Unified School District GO Bonds Capital Appreciation for Election of 1999 Series 2003 C (NATL) (A1/A+)
1,420,000	0.000	(e)	08/01/2025	1,404,362
San Diego County Regional Airport Authority Subordinate Airport RB Series 2021B (A1/NR)
1,755,000	5.000		07/01/2046	1,783,544
2,165,000	5.000		07/01/2056	2,175,779
San Diego County Regional Airport Authority Subordinate Airport RB Series 2021B (AMT) (A1/NR)
6,080,000	5.000		07/01/2051	6,137,591
San Diego Unified School District 2010 GO Bonds (Aa2/AA-)
900,000	0.000	(e)	07/01/2043	398,608
San Diego Unified School District GO Refunding Bonds Series 2012 R-1 (Aa2/AA-)
10,000,000	0.000	(e)	07/01/2030	8,413,893
3,305,000	0.000	(e)	07/01/2031	2,674,508
San Gorgonio Memorial Health Care District GO Refunding Bonds Series 2020 (B1/NR)
1,370,000	4.000		08/01/2032	1,227,022
1,560,000	4.000		08/01/2033	1,372,779
1,680,000	4.000		08/01/2034	1,453,096
1,810,000	4.000		08/01/2035	1,538,373
1,945,000	4.000		08/01/2036	1,624,701

The accompanying notes are an integral part of these financial statements.	109

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)

San Juan Unified School District GO Bonds for Capital Appreciation Series 2000 (NATL) (Aa2/A+)
$1,595,000	0.000	%(e)	08/01/2025	$1,578,840
Santa Monica Redevelopment Agency Tax Allocation for Earthquake Recovery Redevelopment Project Series 2011 (NR/AA)
2,000,000	5.000		07/01/2042	2,002,601
Silicon Valley tobacco Securitization Authority tobacco Settlement ABS Series 2007D (NR/NR)
27,250,000	0.000	(e)	06/01/2056	2,533,394
Silicon Valley tobacco Securitization Authority tobacco Settlement Asset Backed RB Series 2007 C (NR/NR)
91,400,000	0.000	(e)	06/01/2056	9,295,572
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Series 2020 (NR/NR)
4,750,000	4.000		09/01/2050	4,138,080
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-2 (NR/NR)
9,510,000	0.000	(e)	06/01/2054	1,910,398
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (NR/NR)
2,155,000	5.000		10/01/2049	2,148,522
Tustin California Community Facilities District No. 2014-1 Tustin Legacy/Standard Pacific Special Tax Bonds Series 2015 A (NR/NR)
750,000	5.000		09/01/2040	751,938
West Patterson Financing Authority California Community Facilities Villages of Patterson Special Tax Bonds Series 2024 (NR/NR)
780,000	4.625		09/01/2049	742,381
2,425,000	5.000		09/01/2054	2,447,185
William S. Hart Union High School District GO Bonds Capital Appreciation 2008 Election Series B (AGM) (Aa2/AA)
8,360,000	0.000	(e)	08/01/2034	5,959,858
Yosemite Community College District GO Bonds Election of 2004 Series 2010 D (Aa2/AA-)
19,135,000	0.000	(f)	08/01/2042	15,598,506

				1,056,052,267

Colorado - 4.6%

Allison Valley Metropolitan District No. 2 GO Refunding Bonds Series 2020 (NR/NR)
1,570,000	4.700		12/01/2047	1,377,066
Amber Creek Metropolitan District GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
586,000	5.000		12/01/2037	536,931
613,000	5.125		12/01/2047	537,394
Arista Metropolitan District In The City and County of Broomfield, Colorado Subordinate Limited Tax GO and Special RR and Improvement Bonds Series 2023B (NR/NR)
2,260,000	8.250		12/15/2039	2,322,391
Aurora Crossroads Metropolitan District No. 2 GO Bonds Series 2020 B (NR/NR)
4,000,000	7.750		12/15/2050	3,819,410
Banning Lewis Ranch Metropolitan District No. 8 GO Bonds Series 2021 (NR/NR)
4,000,000	4.875	(d)	12/01/2051	3,180,680

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)

Banning Lewis Ranch Regional Metropolitan District No. 2 GO Bonds Series 2021 (NR/NR)
$4,690,000	5.750%		12/01/2051	$4,269,456
Baseline Metropolitan District No.1 In The City and County of Broomfield Colorado Subordinate Special RB Series 2024B (NR/NR)
3,000,000	6.750		12/15/2054	2,991,273
Belford North Metropolitan District GO Bonds Series 2020 B (NR/NR)
6,000,000	8.500		12/15/2050	5,767,932
Bella Mesa Metropolitan District GO Convertible Capital Appreciation Bonds Series 2020 A (NR/NR)
1,930,000	0.000	(d)(f)	12/01/2049	1,899,784
Bent Grass Metropolitan District Refunding GO Bonds Series 2020 (NR/NR)
1,185,000	5.250	(d)	12/01/2049	1,126,743
Board of Trustees of The Colorado School of Mines Institutional Enterprise RB Series 2024A (ST HGR ED INTERCEPT PROG) (Aa2/AA)
21,250,000	4.000		12/01/2049	19,947,611
Brighton Crossing Metropolitan District No. 6 Limited Tax GO Bonds Series 2020A(3) (NR/NR)
3,835,000	5.000		12/01/2050	3,664,929
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A (NR/NR)
2,250,000	5.375		12/01/2048	2,198,734
Canyon Pines Metropolitan District Special Improvement District No. 1 Special Assessment Bond Series 2021 A-2 (NR/NR)
11,500,000	3.750		12/01/2040	9,235,735
Cascade Ridge Metropolitan District GO Bonds Series 2021 (NR/NR)
2,500,000	5.000		12/01/2051	2,135,357
Castleview Metropolitan District LT GO Bonds Series 2021A3 (NR/NR)
4,220,000	5.000		12/01/2050	3,465,916
Cherry Creek South Metropolitan District Lt Go Bonds Series 2021 (NR/NR)
9,400,000	6.000		12/01/2051	7,862,809
Citadel on Colfax Business Improvement District Senior RB Series 2020 A (NR/NR)
2,575,000	5.350		12/01/2050	2,421,644
City of Colorado Springs Colorado Utilities System Improvement RB Series 2024A (Aa2/AA+)
2,665,000	5.250		11/15/2054	2,850,028
City of Denver Airport System Subordinate RB Series 2018A (A1/A+)
7,000,000	4.000		12/01/2043	6,433,412
City of Oak Point A Municipal Corporation of The State of Texas Located in Denton County Special Assessment RB Series 2024 (NR/NR)
2,200,000	6.000	(d)	12/01/2053	2,083,663
Cloverleaf Metropolitan District GO LT Bonds Series 2022A (NR/NR)
1,825,000	6.000		12/01/2051	1,832,361
Colorado Bridge and Tunnel Enterprise Senior Infrastructure RB Series 2024A (AGM) (A1/AA)
1,500,000	5.250		12/01/2049	1,611,702
6,000,000	5.500		12/01/2054	6,501,307

110	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)

Colorado Education & Cultural Facilities Authority Charter School RB Series 2021 (Baa3/NR)
$2,075,000	4.000%		10/01/2061	$1,574,193
Colorado Educational & Cultural Facilities Authority RB for Aspen View Academy, Inc. Series 2021 (Baa3/NR)
475,000	4.000		05/01/2051	387,339
1,000,000	4.000		05/01/2061	777,371
Colorado Educational & Cultural Facilities Authority RB for Vega Collegiate Academy Series 2021 A (ST INTERCEPT) (Ba2/NR)
900,000	5.000	(d)	02/01/2051	828,233
2,335,000	5.000	(d)	02/01/2061	2,087,920
Colorado Educational & Cultural Facilities Authority RB Refunding for Rocky Mountain Classical Academy Project Series 2019 (Ba1/NR)
6,000,000	5.000	(d)	10/01/2059	5,551,383
Colorado Educational and Cultural Facilities Authority Charter School RB for James Irwin Educational Foundation Project Series 2022 (NR/BBB)
1,580,000	5.000		09/01/2057	1,514,086
1,955,000	5.000		09/01/2062	1,853,951
Colorado Educational and Cultural Facilities Authority Charter School RB for Mountain Phoenix Community School Project Series 2023 (NR/NR)
4,355,000	6.250	(d)	07/01/2053	3,907,643
Colorado Educational and Cultural Facilities Authority Charter School RB Refunding for Rocky Mountain Classical Academy Project Series 2019 (Ba1/NR)
6,140,000	5.000	(d)	10/01/2049	5,857,068
Colorado Educational and Educational Facilities Authority Charter School RB Ascent Classical Academy Charter Schools Inc. Series 2024A (NR/BB)
3,500,000	5.800	(d)	04/01/2054	3,581,847
2,050,000	5.750	(d)	04/01/2059	2,083,458
Colorado Health Facilities Authority American Eagle Delaware Holding Company Series 2022A-1 (NR/NR)
3,245,000	6.000		07/01/2036	3,172,356
Colorado Health Facilities Authority American Eagle Delaware Holding Company Series 2022A-2 (NR/NR)
2,055,000	6.000		07/01/2031	2,054,847
Colorado Health Facilities Authority RB for Commonspirit Health Series 2022A (A3/A-)
2,500,000	5.250		11/01/2052	2,588,685
Colorado Health Facilities Authority RB for Commonspirit Health Series 2024A (A3/A-)
1,000,000	5.250		12/01/2054	1,034,279
Colorado Health Facilities Authority RB for Parkview Medical Center, Inc. Obligated Group Series 2020 A (Aa2/NR)
1,000,000	4.000	(c)	09/01/2030	1,049,015
Colorado Health Facilities Authority RB for Senior Living American Eagle Portfolio Project Series 2022B-1 (NR/NR)
33,381,200	5.000	(a)	07/01/2057	25,540,704
Colorado Health Facilities Authority RB Refunding for Christian Living Neighborhoods Obligated Group Series 2021 (NR/NR)
950,000	4.000		01/01/2042	838,788
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (A3/A-)
4,935,000	3.250		08/01/2049	3,794,622

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)

Colorado High Performance Transportation Enterprise C-470 Express Lanes Senior RB Series 2017 (NR/NR)
$900,000	5.000%		12/31/2051	$880,279
9,680,000	5.000		12/31/2056	9,416,346
Colorado Springs Urban Renewal Authority RB for Canyon Creek Project Series 2018 A (NR/NR)
3,000,000	5.750	*	12/01/2047	2,405,824
Conestoga Metropolitan District LT GO Refunding & Improvement Bonds Series 2021A3 (NR/NR)
850,000	5.250		12/01/2051	764,835
Constitution Heights Metropolitan District GO Refunding Bonds Series 2020 (NR/NR)
1,753,000	5.000		12/01/2049	1,639,747
Copper Ridge Metropolitan District RB Series 2019 (NR/NR)
6,615,000	5.000		12/01/2039	6,126,840
1,750,000	5.000		12/01/2043	1,558,465
Copperleaf Metropolitan District GO LT Bonds Series 2021 (NR/NR)
3,600,000	4.875		12/01/2051	2,885,509
Copperleaf Metropolitan District No. 6 Arapoe County Subordinate LT GO Bonds Series 2022B (NR/NR)
725,000	6.000		12/15/2041	720,253
Cornerstar Metropolitan District GO Refunding Bonds Series 2017 A (NR/NR)
1,000,000	5.125		12/01/2037	992,155
2,100,000	5.250		12/01/2047	2,045,755
Creekside Village Metropolitan District GO Bonds Series 2019 A (NR/NR)
3,261,000	5.000		12/01/2049	2,928,528
Crowfoot Valley Ranch Metropolitan District No. 2 Subordinate Limited Tax GO Refunding Bonds Series 2024B (NR/NR)
2,250,000	6.125		12/15/2054	2,211,756
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (NR/BB)
34,160,000	5.000		10/01/2032	34,167,747
Denver Convention Center Hotel Authority RB Refunding Series 2016 (Baa2/BBB-)
665,000	5.000		12/01/2030	665,706
2,500,000	5.000		12/01/2032	2,500,911
Denver Convention Center Hotel Authority Senior Revenue Refunding Bonds Series 2016 (Baa2/BBB-)
325,000	5.000		12/01/2031	325,228
Denver Health & Hospital Authority COPS Series 2018 (NR/BBB)
1,825,000	4.000		12/01/2038	1,695,376
1,690,000	5.000		12/01/2048	1,637,165
Denver Health & Hospital Authority Healthcare Revenue Refunding Bonds Series 2017A (NR/BBB)
7,200,000	5.000	(d)	12/01/2034	7,295,078
7,300,000	4.000	(d)	12/01/2035	6,991,469
7,300,000	4.000	(d)	12/01/2036	6,921,303
Denver Health & Hospital Authority RB Series 2019 A (NR/BBB)
415,000	5.000		12/01/2030	433,668
950,000	4.000		12/01/2040	863,552
Dinosaur Ridge Metropolitan District RB Refunding and Improvement Bonds Series 2019 A (NR/NR)
3,695,000	5.000		06/01/2049	3,569,691

The accompanying notes are an integral part of these financial statements.	111

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)

E-470 Public Highway Authority RB Refunding Capital Appreciation Series 2006 B (NATL) (A1/A+)
$3,000,000	0.000	%(e)	09/01/2039	$1,462,902
E-470 Public Highway Authority RB Series 2004 A (NATL) (A1/A+)
15,000,000	0.000	(e)	09/01/2028	13,383,696
4,120,000	0.000	(e)	09/01/2034	2,843,431
E-470 Public Highway Authority RB Series 2010 A (A1/A+)
20,000,000	0.000	(e)	09/01/2040	10,027,962
Eagle Brook Meadows Metropolitan District No. 3 GO Bonds Series 2021 (NR/NR)
1,600,000	5.000		12/01/2051	1,404,374
El Paso County Waterview II Metropolitan LT GO Bonds Series 2022A (NR/NR)
2,000,000	5.000		12/01/2051	1,868,605
Fiddler’s Business Improvement District GO Refunding Bonds Series 2022 (NR/NR)
2,950,000	5.550	(d)	12/01/2047	3,002,891
Four Corners Business Improvement District LT Supported RB Series 2022 (NR/NR)
2,500,000	6.000		12/01/2052	2,529,129
Glen Metropolitan District GO LT Bonds Series 2021 (NR/NR)
2,370,000	4.250		12/01/2051	1,874,203
Granary Metropolitan District No. 9 Special Improvement District No. 1 Special Assessment RB Series 2024 (NR/NR)
2,775,000	5.450	(d)	12/01/2044	2,674,963
Greenspire Metropolitan District GO LT Bonds Series 2022 (NR/NR)
1,430,000	5.125		12/01/2051	1,292,424
Hidden Creek Metropolitan District GO Bonds Series 2021 A (NR/NR)
1,140,000	4.625	(d)	12/01/2045	938,490
High Plains Metropolitan District GO Refunding Bonds Series 2017 (NATL) (A2/NR)
3,680,000	4.000		12/01/2047	3,501,417
Highlands Metropolitan District No. 1 GO Bonds Series 2021 (NR/NR)
570,000	5.000		12/01/2051	491,847
Independence Metropolitan District No. 3 Limited Tax GO and Special Revenue Refunding and Improvement Senior Bonds Series 2024A (NR/NR)
4,000,000	5.375		12/01/2054	3,887,652
Jay Grove Metropolitan District GO Bonds Series 2021 (NR/NR)
1,225,000	4.250		12/01/2051	948,186
Jefferson Center Metropolitan District No. 1 RB Series 2020 A-2 (B1/NR)
580,000	4.125		12/01/2040	532,307
900,000	4.375		12/01/2047	826,551
Johnstown Farms East Metropolitan District GO LT Bonds Series 2021 (NR/NR)
1,000,000	5.000		12/01/2051	856,459
Johnstown Plaza Metropolitan District LT GO Refunding and Improvement Bonds Series 2022 (NR/NR)
12,172,000	4.250		12/01/2046	10,728,924
Johnstown Village Metropolitan District No. 2 GO Bonds Series 2020 A (NR/NR)
1,980,000	5.000		12/01/2050	1,715,664

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)

Jones District Community Authority Board RB for Convertible Capital Appreciation Bonds Series 2020 (NR/NR)
$7,800,000	0.000	%(f)	12/01/2050	$7,176,378
Kremmling Memorial Hospital District Certificates of Participation Series 2024 (NR/NR)
11,000,000	6.625	(d)	12/01/2056	10,600,553
Ledge Rock Center Residential Metropolitan District No. 1 in The Town of Johnstown Weld County Colorado LT GO Bonds Series 2024A (NR/NR)
3,550,000	6.375		12/01/2054	3,575,141
Lochbuie Station Residential Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,180,000	5.750		12/01/2050	1,228,200
Lochbuie Station Residential Metropolitan District Subordinate GO Limited Tax Bonds Series 2024B (NR/NR)
535,000	6.250		12/15/2044	528,857
Loretto Heights Community Authority RB Series 2021 (NR/NR)
4,500,000	4.875		12/01/2051	3,568,801
Meadowlark Metropolitan District GO Bonds Series 2020 A (NR/NR)
524,000	4.875		12/01/2040	525,671
750,000	5.125		12/01/2050	740,123
Meridian Ranch Metropolitan District GO LT Bonds Series 2022 (NR/NR)
2,925,000	6.750		12/01/2052	2,974,708
Mineral Business Improvement District Limited Tax GO and Special RB Series 2024A (NR/NR)
1,600,000	5.750	(d)	12/01/2054	1,615,747
Mineral Business Improvement District Subordinate Limited Tax GO and Special RB Series 2024B (NR/NR)
420,000	8.500	(d)	12/15/2054	417,931
Mirabelle Metropolitan District No. 2 Douglas County Colorado Subordinate Limited Tax GO Refunding and Improvement Bonds Series 2025B (NR/NR)
1,500,000	6.125		12/15/2049	1,501,072
Morgan Hill Metropolitan District GO LT Refunding & Improvement Bonds Senior Series 2021A (NR/NR)
2,900,000	4.000		12/01/2051	2,254,362
Mountain Sky Metropolitan District GO Bonds Series 2020 A (NR/NR)
978,000	5.000		12/01/2049	933,897
Muegge Farms Metropolitan District No. 1 GO Bonds Series 2021 (NR/NR)
3,225,000	5.000		12/01/2051	2,765,827
Mulberry Metropolitan District LT GO Bonds Series 2022A (NR/NR)
2,550,000	7.000		12/01/2052	2,607,465
Murphy Creek Metropolitan District GO LT Bonds Series 2021 (NR/NR)
12,788,000	5.000		12/01/2051	10,982,140
Murphy Creek Metropolitan District GO LT Bonds Series 2022A (NR/NR)
2,140,000	6.000		12/01/2052	2,123,979
Newlin Crossing Metropolitan District Limited Tax Convertible to UT GO Bonds Series 2024A (NR/NR)
645,000	5.375	(d)	12/01/2054	637,033
Nexus North at DIA Metropolitan District GO Bonds Series 2021 (NR/NR)
1,140,000	5.000		12/01/2051	1,029,664

112	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)

Nine Mile Metropolitan District In The Town of Erie Boulder County RB Series 2020 (NR/NR)
$5,760,000	5.125%		12/01/2040	$5,779,336
North Holly Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
1,260,000	5.500		12/01/2048	1,262,109
North Range Metropolitan District No. 2 GO Refunding Bonds Series 2017 A (NR/NR)
2,785,000	5.625		12/01/2037	2,776,133
7,855,000	5.750		12/01/2047	7,855,851
North Range Metropolitan District Subordinate LT GO Special RB Series 2017B (NR/NR)
1,731,000	7.750		12/15/2047	1,730,728
Northglenn Urban Renewal Authority Tax Allocation for Urban Renewal Plan 2 Series 2019 (NR/BBB-)
350,000	4.000		12/01/2032	347,195
340,000	4.000		12/01/2033	335,179
190,000	4.000		12/01/2034	186,023
550,000	4.000		12/01/2036	531,071
215,000	4.000		12/01/2038	201,775
Palisade Metropolitan District No. 2 Colorado Subordinate Convertible Capital Appreciation GO Limited Tax and Revenue Refunding Bonds Series 2024B (NR/NR)
3,000,000	0.000	(d)(f)	12/15/2054	2,734,961
Parkdale Community Authority for Parkdale Metropolitan District No. 1 Series 2020 A (NR/NR)
2,140,000	5.000		12/01/2040	2,030,277
3,335,000	5.250		12/01/2050	3,054,766
Parkdale Community Authority for Parkdale Metropolitan District No. 1 Series 2020 B (NR/NR)
1,924,000	7.750		12/15/2050	1,950,986
Parkdale Community Authority Limited Tax Supported Convertible Capital Appreciation RB Series 2024A (NR/NR)
5,170,000	0.000	(d)(f)	12/01/2053	4,179,515
Parkdale Community Authority Subordinate Limited Tax Supported RB Series 2024B (NR/NR)
1,392,000	9.000	(d)	12/15/2053	1,408,485
Patriot Park Metropolitan District No. 2 GO Bonds Series 2021 (NR/NR)
991,000	4.300		12/01/2050	849,297
Pinery Commercial Metropolitan District No. 2 Douglas County Colorado Special RB Series 2025 (NR/NR)
2,700,000	5.750		12/01/2054	2,703,420
Pinon Pines Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)
1,200,000	5.000		12/01/2050	1,119,765
Plaza Metropolitan District No. 1 RB Refunding Series 2013 (NR/NR)
1,000,000	5.000	(d)	12/01/2040	980,619
Powhaton Community Authority LT Supported RB Series 2021 (NR/NR)
5,460,000	5.000		12/01/2051	4,720,937
Prairie Center Metropolitan District No. 3 In The City of Brighton Adams County Colorado Limited Property Tax Supported District Improvements RB Series 2024B (NR/NR)
1,000,000	5.875		12/15/2046	1,057,695

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)

Prairie Center Metropolitan District No. 3 In The City of Brighton Adams County Colorado Limited Property Tax Supported Primary Improvements RB Series 2024A (NR/NR)
$1,600,000	5.875%		12/15/2046	$1,692,312
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported RB Refunding Series 2017 A (NR/NR)
6,500,000	5.000	(d)	12/15/2041	6,503,734
Prairie Center Metropolitan District No. 7 GO Bonds Series 2020 (NR/NR)
725,000	4.875		12/15/2044	694,373
Pueblo Urban Renewal Authority Tax Allocation Series 2021 A (NR/NR)
13,975,000	4.750	(d)	12/01/2045	12,009,309
Pueblo Urban Renewal Authority Tax Allocation Series 2021 B (NR/NR)
150,000	0.000	(d)(e)	12/01/2025	144,822
Rampart Range Metropolitan District No. 5 RB Series 2021 (NR/NR)
1,750,000	4.000		12/01/2051	1,457,484
Redtail Ridge Metropolitan District City of Louisville Boulder County Colorado GO Limited Tax Capital Appreciation Turbo Bonds Series 2025 (NR/NR)
4,500,000	0.000	(e)	12/01/2032	2,641,527
Reunion Metropolitan District RB Series 2021 A (NR/NR)
2,109,201	3.625		12/01/2044	1,543,493
Ritoro Metropolitan District in the Town of Elizabeth Colorado Subordinate GO Limited Tax Refunding Bonds Series 2025B (NR/NR)
657,000	6.250		12/15/2057	646,700
Riverview Metropolitan District GO Refunding Bonds Series 2021 (NR/NR)
500,000	5.000		12/01/2051	444,735
RRC Metropolitan District LT GO Bonds Series 2021 (NR/NR)
5,125,000	5.250		12/01/2051	4,418,605
Sabell Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,053,000	5.000	(d)	12/01/2050	1,022,083
Second Creek Farm Metropolitan District No. 3 GO Bonds Series 2019 A (NR/NR)
3,450,000	5.000		12/01/2039	3,355,135
5,695,000	5.000		12/01/2049	5,283,535
Senac South Metropolitan District GO LT Bonds Series 2021A3 (NR/NR)
9,375,000	5.250		12/01/2051	8,334,134
Settler’s Crossing Metropolitan District No. 1 GO Bonds Series 2020 A (NR/NR)
2,200,000	5.000	(d)	12/01/2040	2,173,624
1,625,000	5.125	(d)	12/01/2050	1,581,198
Sky Dance Metropolitan District No. 2 GO Limited Tax Convertible To UT Bonds Series 2024A (NR/NR)
2,000,000	6.000		12/01/2054	1,967,415
Sky Ranch Community Authority Board LT Support District Bonds Series 2022A (NR/NR)
4,345,000	5.750		12/01/2052	4,134,029
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (Baa1/AA)
750,000	4.000		12/01/2044	680,921
2,210,000	3.000		12/01/2049	1,633,104

The accompanying notes are an integral part of these financial statements.	113

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)

South Timnath Metropolitan District No. 1 GO Limited Subordinate Tax Bonds Series 2019 B (NR/NR)
$2,208,000	8.000%		12/15/2048	$1,889,208
South Timnath Metropolitan District No. 1 GO Limited Taxable Bonds Series 2019 A (NR/NR)
500,000	5.500		12/01/2048	414,332
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017A-1 (Ba1/NR)
1,750,000	5.000		12/01/2047	1,706,040
Sterling Hills West Metropolitan District GO Refunding Bonds Series 2017 (A2/NR)
650,000	5.000		12/01/2039	662,362
Sterling Ranch Community Authority Board Douglas County Colorado LT Supported and Special Revenue District No. 4 Subdistrict - A Refunding Senior Bonds Series 2024A (NR/NR)
1,000,000	6.500		12/01/2054	1,026,393
Sterling Ranch Community Authority Board Douglas County Colorado Special Improvement District No. 1 Special Assessment RB Series 2024 (NR/NR)
800,000	5.625		12/01/2043	814,774
Sterling Ranch Community Authority Board RB for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 B (NR/NR)
705,000	7.125		12/15/2050	705,581
Sterling Ranch Community Authority Board RB Refunding for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 A (NR/NR)
2,500,000	4.250		12/01/2050	2,261,186
Sunset Parks Metropolitan District Limited Tax GO Bonds Series 2024A (NR/NR)
910,000	5.125	(d)	12/01/2054	887,715
647,000	7.625	(d)	12/15/2054	639,580
Takoda Metropolitan District Limited Tax GO Refunding Bonds Series 2018 (Baa3/NR)
8,000,000	6.000		12/01/2050	8,220,059
The Canyons Metropolitan District No. 5 in The City of Castle Pines Subordinate Limited Tax GO and Special Revenue Refunding Bonds Series 2024B (NR/NR)
2,000,000	6.500		12/01/2054	2,041,011
The Village Metropolitan District GO Refunding Bonds Series 2020 (NR/NR)
1,100,000	5.000		12/01/2040	1,106,455
1,750,000	5.000		12/01/2049	1,751,030
Timberleaf Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,730,000	5.750		12/01/2050	1,744,352
Trails at Crowfoot Metropolitan District No. 3 In The Town of Parker Colorado Subordinate GO Limited Tax Refunding Bonds Series 2024B (NR/NR)
725,000	6.875		12/15/2052	715,787
Trevenna Metropolitan District in The Town of Windsor Limited Tax GO Bonds Series 2024A (NR/NR)
2,025,000	5.750		12/01/2054	1,982,784
Trevenna Metropolitan District In The Town of Windsor Subordinate Limited Tax GO Bonds Series 2024B(3) (NR/NR)
627,000	8.250		12/15/2049	627,900
Village Metropolitan District No. 2 Limited Tax GO and Special RB Series 2019 (NR/NR)
500,000	4.375		12/01/2044	473,856

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)

Villages at Johnstown Metropolitan District No. 3 GO Bonds Series 2020 A (NR/NR)
$580,000	5.000%		12/01/2040	$546,772
1,020,000	5.000		12/01/2050	904,442
Waterview North Metropolitan District No. 1 El Paso County Colorado Limited Tax GO Bonds Series 2024A (NR/NR)
3,150,000	5.750	(d)	12/01/2054	3,045,835
Waterview North Metropolitan District No. 1 El Paso County, Colorado Limited Tax GO Bonds Subordinate Limited Tax GO Series 2024B (NR/NR)
782,000	8.000	(d)	12/15/2054	772,852
West Meadow Metropolitan District Town of Fraser, Grand County, Colorado Limited Tax GO Senior Bonds Series 2023A (NR/NR)
2,250,000	6.500	(d)	12/01/2050	2,323,520
Westerly Metropolitan District No. 4 GO Bonds Series 2021 A-2 (NR/NR)
1,000,000	0.000	(f)	12/01/2050	909,705
Westerly Metropolitan District No. 4 GO Bonds Series 2021 B-3 (NR/NR)
4,238,000	8.000		12/15/2050	3,894,087
Wildgrass at Rockrimmon Metropolitan District GO Bonds Series 2020 A (NR/NR)
950,000	5.000	(d)	12/01/2050	867,006
Wildgrass at Rockrimmon Metropolitan District GO Bonds Series 2020 B (NR/NR)
93,000	7.750		12/15/2050	89,568
Windshire Park Metropolitan District No. 2 GO Refunding & Improvement Bonds Senior Series 2017 A (NR/NR)
1,500,000	6.500		12/01/2047	1,483,662
Winsome Metropolitan District No. 3 GO Bonds Series 2021 A (NR/NR)
2,184,000	5.125	(d)	12/01/2050	1,878,451
Woodmen Heights Metropolitan District No. 2 GO Refunding Bonds Series 2020 B-1 (NR/NR)
1,728,000	6.250		12/15/2040	1,693,762

				554,613,330

Connecticut - 0.7%

City of New Haven CT GO Bonds Series 2018 (NR/A-)
310,000	5.500		08/01/2038	322,873
City of New Haven GO Bonds Series 2018 A (NR/A-)
900,000	5.500		08/01/2034	947,936
500,000	5.500		08/01/2035	525,345
420,000	5.500		08/01/2036	440,343
500,000	5.500		08/01/2037	522,875
City of Stamford Housing Authority RB Anticipation Notes for Dogwoods Project Series 2022 (NR/NR)
3,925,000	11.000	(d)	12/01/2027	5,043,577
Connecticut Airport Authority Customer Facility Charge RB for Ground Transportation Center Project Series 2019A (NR/A)
1,750,000	4.000		07/01/2049	1,519,350
Connecticut State Health & Educational Facilities Authority RB for McLean Affiliates Obligated Group Series 2020 A (NR/NR)
1,150,000	5.000	(d)	01/01/2045	1,024,993
3,065,000	5.000	(d)	01/01/2055	2,579,272

114	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Connecticut – (continued)

Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (NR/BB+)
$1,045,000	4.000%		07/01/2039	$877,392
3,500,000	4.000		07/01/2044	2,801,971
5,325,000	4.000		07/01/2049	4,092,407
Great Pond Improvement District RB for Great Pond Phase 1 Project Series 2019 (NR/NR)
2,500,000	4.750	(d)	10/01/2048	2,337,071
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (NR/B-)
28,100,000	7.000	(d)	02/01/2045	28,334,854
State of Connecticut Health and Educational Facilities Authority RB for University of Hartford 2022 Series P (NR/BB+)
2,455,000	5.375		07/01/2052	2,263,495
State of Connecticut Health and Educational Facilities Authority Revenue Bonds Goodwin University Obligated Group Issue Series A-1 (NR/BBB-)
4,600,000	5.375		07/01/2054	4,413,195
Steel Point Infrastructure Improvement District Special Obligation RB Series 2024 (NR/NR)
3,865,000	6.000	(d)	04/01/2052	4,100,203
Steel Point Infrastructure Improvement District Special Obligation RB Series 2024 Steelpointe Harbor Project (NR/NR)
925,000	5.625	(d)	04/01/2044	957,631
Steel Point Infrastructure Improvement District Tax Allocation for Steelpointe Harbor Project Series 2021 (NR/NR)
2,025,000	4.000	(d)	04/01/2051	1,696,340
The Housing Authority of the City of Stamford RB Mozaic Concierge Living Project RB Series 2025A (NR/NR)
750,000	5.500	(g)	10/01/2035	759,822
1,825,000	6.000	(g)	10/01/2040	1,878,993
1,450,000	6.375	(g)	10/01/2045	1,493,308
2,275,000	6.500	(g)	10/01/2055	2,329,787
1,650,000	6.250	(g)	10/01/2060	1,660,415
Town of Hamden RB for Whitney Center Project Series 2022A (NR/NR)
6,925,000	7.000		01/01/2053	7,418,597

				80,342,045

Delaware - 0.1%

Delaware Economic Development Authority Charter School RB for Aspira of Delaware Charter Operations Project Series 2022A (NR/BB)
1,075,000	4.000		06/01/2052	855,059
1,125,000	4.000		06/01/2057	870,969
Delaware Economic Development Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2018 B (NR/NR)
2,000,000	5.000		11/15/2048	2,004,699
Delaware Health Facilities Authority RB Refunding for Bayhealth Medical Center Obligated Group Series 2017 A (NR/AA-)
3,130,000	4.000		07/01/2043	2,907,234
Delaware State Economic Development Authority RB for First State Montessori Academy, Inc. Series 2019 A (NR/BBB-)
855,000	5.000		08/01/2049	796,638
835,000	5.000		08/01/2054	765,414

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Delaware – (continued)

Delaware State Economic Development Authority RB for Newark Charter School, Inc. Series 2020 (NR/BBB+)
$1,900,000	5.000%		09/01/2050	$1,871,654
Town of Bridgeville Special Tax Refunding for Heritage Shores Special Development District Series 2020 (Baa3/NR)
4,779,000	4.000		07/01/2035	4,598,601

				14,670,268

District of Columbia - 0.8%

District Columbia Tobacco Settlement Filing Corp / Tobacco Asset Backed Bds 2006 A (NR/NR)
135,095,000	0.000	(e)	06/15/2046	34,288,935
District of Columbia (Washington, D.C.) Income Tax Secured RB, Series 2023A (Tax-Exempt) (Aaa/AAA)
3,000,000	5.250		05/01/2048	3,185,667
District of Columbia Metropolitan Airport Authority Airport System Revenue Refunding Bonds Series 2021A (Aa3/AA-)
5,000,000	4.000		10/01/2051	4,368,967
District of Columbia Union Market Project Tax Increment RB Convertible Capital Appreciation Bonds Series 2024B (NR/NR)
3,675,000	0.000	(d)(f)	06/01/2049	2,158,787
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2019A (AMT) (Aa3/AA-)
2,500,000	5.000		10/01/2049	2,517,221
Metropolitan Washington Airports Authority Dulles toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2010 B (Baa1/A-)
37,100,000	6.500		10/01/2044	39,759,016
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (AGM) (A1/AA)
3,000,000	3.000		10/01/2050	2,158,258
3,170,000	4.000		10/01/2053	2,777,394
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (Baa2/A-)
1,115,000	4.000		10/01/2053	979,980
Metropolitan Washington Airports Authority Dulles toll Road Revenue Refunding Bonds for Dulles Metrorail & Capital Improvements Projects Series 2022 (AGM) (A1/AA)
6,190,000	4.000		10/01/2052	5,526,832

				97,721,057

Florida - 14.7%

Abbott Square Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,385,000	5.500		06/15/2052	1,404,405
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-2 (NR/NR)
3,560,000	4.750		05/01/2036	3,550,373
Aberdeen Community Development District Special Assessment Series 2018 (NR/NR)
610,000	5.000		05/01/2039	613,124
1,020,000	5.100		05/01/2049	1,006,059
Academical Village Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,580,000	3.625		05/01/2040	1,313,551
1,775,000	4.000		05/01/2051	1,456,703

The accompanying notes are an integral part of these financial statements.	115

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (NR/A-)
$1,705,000	3.500%		05/01/2031	$1,625,746
Antillia Community Development District Miami-Dade County Florida Special Assessment Bonds Series 2024 (NR/NR)
900,000	5.600		05/01/2044	902,598
1,295,000	5.875		05/01/2054	1,299,311
Arbors Community Development District Capital Improvement RB Series 2023 (NR/NR)
1,125,000	5.400		05/01/2043	1,150,221
2,050,000	5.625		05/01/2053	2,102,210
Arbors Community Development District Capital Improvement RB Series 2024 (NR/NR)
900,000	5.150	(d)	05/01/2044	891,511
1,365,000	5.500	(d)	05/01/2055	1,361,914
Arborwood Community Development District RB Capital Improvement Refunding Senior Lien Series 2018 A-1 (AGM) (NR/AA)
3,970,000	3.500		05/01/2032	3,921,155
6,695,000	3.700		05/01/2036	6,590,825
Arborwood Community Development District RB Capital Improvement Refunding Subordinate Lien Series 2018 A-2 (NR/NR)
635,000	4.625		05/01/2028	640,059
1,765,000	5.000		05/01/2036	1,783,936
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-1 (NR/NR)
2,995,000	6.900		05/01/2036	2,996,343
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-2 (NR/NR)
435,000	6.900		05/01/2036	435,113
Armstrong Community Development District Special Assessment for Assessment Area Two Project Series 2019 A (NR/NR)
495,000	4.000		11/01/2040	440,493
3,135,000	4.000		11/01/2050	2,571,945
Artisan Lakes East Community Development District RB for Capital Improvement Series 2018 (NR/NR)
1,845,000	5.100	(d)	05/01/2039	1,861,888
3,080,000	5.200	(d)	05/01/2049	3,082,117
Artisan Lakes East Community Development District Special Assessment Bond Series 2021-2 (NR/NR)
270,000	2.750	(d)	05/01/2031	247,153
515,000	3.125	(d)	05/01/2041	411,838
Astonia Community Development District Polk County, Florida Special Assessment Bonds, Series 2024 Assessment Area Four Project (NR/NR)
1,715,000	5.700		05/01/2054	1,739,609
Astonia Community Development District Special Assessment for Assessment Area 2 Project Series 2021 (NR/NR)
500,000	3.200	(d)	05/01/2041	403,969
Astonia Community Development District Special Assessment for Assessment Area Three Series 2023 Project Series 2023 (NR/NR)
1,045,000	5.375		06/15/2053	1,054,543
Astonia Community Development District Special Assessment for North Parcel Assessment Area Project Series 2021 (NR/NR)
775,000	3.200	(d)	05/01/2041	626,152

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Aurora Oaks Community Development District Marion County, Florida Special Assessment Bonds, Series 2024 Assessment Area One Project (NR/NR)
$1,025,000	5.625%		05/01/2055	$980,602
Avalon Groves Community Development District Special Assessment for Assessment Area One Phase 1 Project 1 & 2 Series 2019 (NR/NR)
660,000	4.375		11/01/2049	583,130
Avalon Groves Community Development District Special Assessment for Assessment Area One Project Series 2017 (NR/NR)
740,000	5.750		05/01/2048	760,949
Avalon Groves Community Development District Special Assessment for Assessment Area Three Project Series 2021 (NR/NR)
250,000	3.375		05/01/2041	202,454
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-1 (NR/NR)
1,780,000	6.000		05/01/2048	1,858,053
Avalon Groves Community Development District Special Assessment for Phases 3 and 4 Sub Assessment Area One Series 2021 (NR/NR)
650,000	3.125		05/01/2041	522,296
Avalon Park West Community Development District Special Assessment RB for Pasco County Project Area Series 2022 (NR/NR)
775,000	5.625		05/01/2052	791,474
Avalon Park West Community Development District Special Assessment Refunding Series 2020 (NR/NR)
580,000	3.750	(d)	05/01/2040	510,128
Avenir Community Development District City of Palm Beach Gardens Florida Senior Special Assessment Bonds Series 2021A-1 (NR/NR)
4,165,000	3.400		05/01/2052	3,062,314
Avenir Community Development District Special Assessment Bonds for Assessment Area Two - 2021B Project Series 2021B (NR/NR)
4,500,000	5.000	(d)	05/01/2041	4,472,752
Avenir Community Development District Special Assessment Bonds Series 2019B- Parcel A-4 Project (NR/NR)
1,425,000	5.250		05/01/2029	1,426,814
Avenir Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,170,000	5.375		05/01/2043	1,174,282
4,845,000	5.625		05/01/2054	4,900,708
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)
900,000	4.500	(d)	06/01/2039	855,688
1,630,000	4.625	(d)	06/01/2049	1,488,863
Babcock Ranch Community Independent Special District Special Assessment RB Series 2015 (NR/NR)
320,000	4.750		11/01/2026	321,516
700,000	5.000		11/01/2031	703,148
5,975,000	5.250		11/01/2046	5,984,393
Babcock Ranch Community Independent Special District Special Assessment RB Series 2022 (NR/NR)
6,000,000	5.000		05/01/2042	5,962,146

116	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Babcock Ranch Community Independent Special District Special Assessment RB Series 2024 (NR/NR)
$1,375,000	5.000	%(d)	05/01/2044	$1,345,437
2,750,000	5.250	(d)	05/01/2055	2,674,861
Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR)
955,000	5.000		11/01/2036	965,521
1,055,000	5.000		11/01/2048	1,026,488
Bannon Lakes Community Development District Special Assessment Series 2021 (NR/NR)
705,000	3.500	(d)	05/01/2041	595,663
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (NR/A)
1,535,000	4.250		05/01/2029	1,535,713
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Subordinate Lien Series 2015 A-2 (NR/NR)
890,000	5.000		05/01/2035	890,274
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (NR/BBB+)
855,000	3.750		05/01/2031	821,519
985,000	4.000		05/01/2037	937,076
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (NR/A+)
2,810,000	4.250		05/01/2037	2,738,111
Beaumont Community Development District Special Assessment Bonds for Assessment Area Two-Commercial Project Series 2019 (NR/NR)
1,205,000	6.375	(d)	11/01/2049	1,241,669
Bellagio Community Development District Special Assessment Bonds Series 2013 (NR/BBB)
245,000	6.000		11/01/2027	253,669
485,000	3.750		11/01/2031	465,909
2,965,000	6.500		11/01/2043	3,114,339
1,490,000	4.125		11/01/2046	1,251,380
Belmond Reserve Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,045,000	4.000		05/01/2040	988,421
Belmont Community Development District Capital Improvement Phase 1 Project Series 2013 A (NR/NR)
655,000	6.125		11/01/2033	697,732
1,000,000	6.500		11/01/2043	1,084,830
Belmont II Community Development District Special Assessment RB Series 2020 (NR/NR)
1,500,000	4.000		12/15/2050	1,257,024
Belmont II Community Development District Special Assessment Series 2020 (NR/NR)
1,285,000	3.625		12/15/2040	1,159,361
Berry Bay Community Development District Special Assessment for Assessment Area 1 Project Series 2021 (NR/NR)
1,250,000	3.625		05/01/2041	1,048,655
Berry Bay Community Development District Special Assessment RB for Assessment Area Three Series 2024 (NR/NR)
825,000	5.000		05/01/2044	792,762
925,000	5.350		05/01/2054	888,555
Berry Bay Community Development District Special Assessment RB Series 2023 (NR/NR)
1,525,000	5.750		05/01/2053	1,560,133

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Bexley Community Development District Special Assessment Bonds Series 2016 (NR/NR)
$1,680,000	4.700%		05/01/2036	$1,671,151
3,200,000	4.875		05/01/2047	3,043,609
Biscayne Drive Estates Community Development District Special Assessment Bonds Series 2022 (NR/NR)
890,000	6.000		06/15/2052	916,499
Black Creek Community Development District Special Assessment Bonds Series 2020 (NR/NR)
325,000	3.750		06/15/2040	279,877
950,000	4.000		06/15/2050	783,029
Blue Lake Community Development District Special Assessment Bonds Series 2019 (NR/NR)
915,000	4.250		06/15/2039	846,375
Boggy Branch Community Development District Special Assessment Series 2021 (NR/NR)
1,165,000	3.500		05/01/2041	957,017
1,355,000	4.000		05/01/2051	1,105,400
Botaniko Community Development District Special Assessment Bonds Series 2020 (NR/NR)
565,000	3.625		05/01/2040	476,541
Bradbury Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,800,000	5.250		05/01/2043	1,803,680
2,250,000	5.500		05/01/2053	2,256,611
Bridgewalk Community Development District (Osceola County, Florida) Special Assessment Bonds, Series 2023 (Assessment Area Two Project) (NR/NR)
675,000	6.500		12/15/2053	708,660
Bridgewater Community Development District Special Assessment Refunding Bonds for Assessment Area Two Series 2015 (NR/NR)
5,660,000	5.750		05/01/2035	5,808,204
Brightwater Community Development District Capital Improvement RB for Assessment Area Two Series 2024 (NR/NR)
650,000	5.350	(d)	05/01/2044	647,021
1,325,000	5.625	(d)	05/01/2055	1,319,188
Brightwater Community Development District Special Assessment Bonds for Assessment Area One Series 2021 (NR/NR)
935,000	3.150		05/01/2041	729,962
Brookstone Community Development District Special Assessment RB for Manatee County Series 2022 (NR/NR)
1,000,000	5.500		05/01/2042	1,016,047
1,500,000	5.625		05/01/2052	1,519,503
Buckhead Trails Community Development District Special Assessment Bonds for Manatee County Project Series 2022 (NR/NR)
900,000	5.625		05/01/2042	913,347
1,305,000	5.750		05/01/2052	1,317,295
Buckhead Trails Community Development District Special Assessment Bonds for Manatee County Project Series 2024 (NR/NR)
550,000	5.600		05/01/2044	545,622
1,550,000	5.875		05/01/2054	1,534,673
Buena Lago Community Development District Capital Improvement RB Series 2022 (NR/NR)
1,040,000	5.500		05/01/2052	1,062,924

The accompanying notes are an integral part of these financial statements.	117

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Buena Lago Community Development District Osceola County Florida Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
$900,000	5.550%		05/01/2054	$882,584
Cabot Citrus Farms Community Development District Special RB Anticipation Notes for Hernando County Project Series 2024 (NR/NR)
12,500,000	5.250		03/01/2029	12,567,136
Campo Bello Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,000,000	4.000		12/15/2039	897,876
1,350,000	4.000		12/15/2049	1,112,290
Capital Projects Finance Authority Educational Facilities RB Kissimmee Charter Academy Project Series 2024 (NR/NR)
175,000	6.500	(d)	06/15/2054	181,883
445,000	6.625	(d)	06/15/2059	464,558
Capital Projects Finance Authority Student Housing RB for PRG - Unionwest Properties LLC Project Senior Series 2024A-1 (Tax-Exempt) (Ba1/NR)
1,650,000	5.000	(d)	06/01/2049	1,629,880
1,375,000	5.000	(d)	06/01/2054	1,347,353
1,375,000	5.000	(d)	06/01/2058	1,335,646
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (Ba2/NR)
63,655,000	5.250	(d)	12/01/2058	62,993,294
Capital Trust Agency, Inc. RB for AcadeMir Charter School West Series 2021 A-2 (Ba2/NR)
595,000	4.000	(d)	07/01/2056	459,174
Capital Trust Agency, Inc. RB for Imagine Charter School at North Manatee Series 2021 A (NR/NR)
3,030,000	5.000	(d)	06/01/2056	2,676,193
Capital Trust Agency, Inc. RB for Imagine-Pasco County LLC Series 2020 A (B1/NR)
1,155,000	5.000	(d)	12/15/2049	1,052,126
1,075,000	5.000	(d)	12/15/2054	957,598
Capital Trust Agency, Inc. RB for University Bridge LLC Series 2018 A (Ba2/NR)
2,025,000	5.250	(d)	12/01/2043	2,038,187
Capital Trust Authority Educational Facilities Lease RB Seaside Community Charter School Project Series A (Baa3/NR)
1,220,000	5.000		06/15/2044	1,169,224
1,385,000	5.125		06/15/2059	1,299,243
Capital Trust Authority Educational Facilities Revenue and Revenue Refunding Bonds St. Johns Classical Academy Inc. Project Series 2025A (Ba2/NR)
500,000	5.125	(d)	06/15/2050	481,331
1,000,000	5.250	(d)	06/15/2059	966,776
Capital Trust Authority Educational Facilities Revenue Refunding Bonds for Southeastern University, Inc. Project Series 2023A (NR/BB)
4,470,000	6.375	(d)	05/01/2053	4,608,323
Capital Trust Authority Educational Facilities Revenue Refunding Bonds Southeastern University Inc Project Series 2023A (NR/BB)
4,775,000	6.250	(d)	05/01/2048	4,923,053
Capital Trust Authority RB Anticipation Notes Convivial-St Petersburg Project Series 2024A (NR/NR)
10,125,000	12.000	(d)	10/03/2029	10,122,674

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Capital Trust Authority Tax-Exempt RB for MVM Landfill, LLC Project Series 2024A (NR/NR)
$3,650,000	6.875	%(d)	12/01/2044	$3,677,817
Carlton Lakes Community Development District Special Assessment RB Series 2018 (NR/NR)
495,000	5.125		05/01/2038	499,504
1,000,000	5.250		05/01/2049	1,001,929
Caymas Community Development District Capital Improvement RB, Series 2024 (Assessment Area One) (NR/NR)
900,000	5.625		05/01/2054	888,349
Center Lake Ranch West Community Development District (City of St. Cloud, Florida) Capital Improvement RB, Series 2023 (Assessment Area One) (NR/NR)
2,275,000	6.000		05/01/2054	2,341,184
Central Parc Community Development District City of North Port Florida Special Assessment RB Series 2024 (NR/NR)
650,000	5.700		05/01/2044	642,644
650,000	6.000		05/01/2054	648,500
Centre Lake Community Development District Special Assessment Series 2016 (NR/NR)
200,000	4.125		12/15/2027	200,644
500,000	4.500		12/15/2032	501,795
975,000	4.700		12/15/2037	973,493
Century Parc Community Development District Special Assessment Refunding Series 2012 (NR/A+)
1,705,000	4.500		11/01/2031	1,705,925
Century Park South Community Development District Special Assessment Bonds Series 2020 (NR/NR)
630,000	3.750		05/01/2040	538,970
CFM Community Development District Special Assessment Bonds Series 2021 (NR/NR)
820,000	3.350		05/01/2041	657,163
Chaparral of Palm Bay Community Development District Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
900,000	5.200		05/01/2044	879,904
2,090,000	5.500		05/01/2055	2,043,269
Chapel Creek Community Development District (Pasco County, Florida) / Special Assessment Bonds, Series 2024 (Series 2024 Project) (NR/NR)
300,000	4.625		05/01/2031	301,039
750,000	5.500		05/01/2044	753,776
1,055,000	5.750		05/01/2054	1,056,682
Chapel Creek Community Development District Special Assessment Series 2021 (NR/NR)
470,000	3.375	(d)	05/01/2041	380,613
670,000	4.000	(d)	05/01/2052	542,951
Chapel Crossings Community Development District Special Assessment Series 2020 (NR/NR)
1,605,000	3.700	(d)	05/01/2040	1,366,250
2,815,000	4.000	(d)	05/01/2051	2,269,298
Charles Cove Community Development District Special Assessment bond Series 2020 (NR/NR)
1,505,000	4.375		05/01/2050	1,354,761
Charles Cove Community Development District Special Assessment RB Series 2021 (NR/NR)
1,050,000	4.000		05/01/2052	875,892
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (NR/NR)
700,000	5.500	(d)	10/01/2036	703,309

118	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2019 (NR/NR)
$5,900,000	5.000	%(d)	10/01/2049	$5,754,056
City of Palmetto Educational Facilities Refunding RB Series 2022A (NR/BBB-)
975,000	5.250		06/01/2052	976,497
1,750,000	5.375		06/01/2057	1,761,262
1,375,000	5.625		06/01/2062	1,398,611
City of Venice RB for Southwest Florida Retirement Center, Inc. Obligated Group Project Series 2019 (NR/NR)
480,000	5.000		01/01/2037	477,233
1,725,000	5.000		01/01/2047	1,616,829
1,615,000	5.000		01/01/2052	1,470,691
City of Venice Retirement Community Revenue Improvement Bonds for Village on The Isle Project Series 2024A Tax- Exempt Fixed Rate Bonds (NR/NR)
900,000	5.500	(d)	01/01/2055	898,767
1,825,000	5.625	(d)	01/01/2060	1,830,783
CityPlace Community Development District Special Assessment Convertible Capital Appreciation RB Series 2018 (AGM) (A1/AA)
25,620,000	0.000	(f)	05/01/2046	24,009,496
Coco Palms Community Development District Expansion Area Project Special Assessment Bonds Series 2019 (NR/NR)
500,000	4.750	(d)	06/15/2039	492,213
Coddington Community Development District Capital Improvement RB Series 2022 (NR/NR)
900,000	5.750		05/01/2052	926,784
Collier County Educational Facilities Authority Revenue Refunding Bonds for Ave Maria University Project Series 2023 (NR/BBB-)
4,165,000	5.000		06/01/2043	3,820,702
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (NR/A+)
2,990,000	3.500		05/01/2032	2,861,203
1,490,000	3.625		05/01/2035	1,406,134
1,750,000	3.750		05/01/2046	1,464,254
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)
3,305,000	5.850	*	05/01/2035	33
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 B (NR/NR)
3,980,000	5.000	*	05/01/2011	40
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
915,000	5.850	*	05/01/2035	773,330
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 B (NR/NR)
2,939,931	0.000	(e)*	05/01/2017	1,558,163
Connerton East Community Development District Special Assessment Bonds Series 2023 (NR/NR)
2,045,000	5.375		06/15/2053	2,074,572
Cope’s Landing Community Development District Capital Improvement RB for Assessment Area Two Series 2024 (NR/NR)
525,000	5.150		05/01/2044	518,177

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Cope’s Landing Community Development District Capital Improvement RB Series 2023 (NR/NR)
$1,675,000	5.875%		05/01/2053	$1,751,776
Cope’s Landing Community Development District City of Jacksonville Florida Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
1,200,000	5.450		05/01/2054	1,183,322
Copper Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
270,000	4.000	(d)	11/01/2029	267,571
500,000	4.750	(d)	11/01/2038	488,497
Copperspring Community Development District Special Assessment Bonds Series 2019 (NR/NR)
425,000	4.000		12/15/2039	382,009
Coral Bay Community Development District Capital Improvement RB Series 2022 (NR/NR)
495,000	5.625		05/01/2052	498,830
Coral Bay of Lee County Community Development District Lee County Florida Capital Improvement RB Series 2024 (NR/NR)
1,500,000	5.550		05/01/2054	1,504,737
Coral Creek Community Development District Special Assessment RB for Charlotte County Project Series 2024 (NR/NR)
2,315,000	5.450		05/01/2044	2,326,683
1,720,000	5.750		05/01/2054	1,726,366
Coral Keys Homes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
535,000	4.000		05/01/2040	486,304
Coral Lakes Community Development District Special Assessment Bonds for Assessment Area One Project Series 2024 (NR/NR)
1,165,000	5.500		11/01/2044	1,183,478
1,000,000	5.750		11/01/2053	1,011,673
Corkscrew Crossing Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,600,000	5.300		05/01/2053	1,582,911
Corkscrew Farms Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)
2,175,000	5.125	(d)	11/01/2050	2,131,281
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (NR/BBB+)
782,000	4.000		05/01/2031	775,178
1,407,000	4.250		05/01/2038	1,339,276
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (NR/AA)
930,000	3.750		05/01/2029	928,683
County of Lake RB Refunding for Waterman Communities, Inc. Series 2020 A (NR/NR)
4,000,000	5.750		08/15/2050	3,922,160
2,100,000	5.750		08/15/2055	2,032,232
County of Miami-Dade Aviation RB Series 2019 A (NR/A+)
5,220,000	5.000		10/01/2044	5,267,275
Covington Park Community Development District Special Assessment RB for Capital Improvement Series 2018 (NR/BBB)
500,000	4.000		05/01/2038	460,181
1,175,000	4.125		05/01/2048	1,027,491

The accompanying notes are an integral part of these financial statements.	119

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Creek Preserve Community Development District Special Assessment RB Series 2019 (NR/NR)
$1,565,000	4.700	%(d)	11/01/2039	$1,509,811
2,495,000	4.750	(d)	11/01/2049	2,333,123
Creekview Community Development District Clay County Florida Special Assessment RB Series 2024 (NR/NR)
2,270,000	5.375		05/01/2044	2,223,925
3,435,000	5.625		05/01/2055	3,352,052
Cresswind Deland Community Development District City of Deland Florida Special Assessment Bonds Series 2024 (NR/NR)
1,075,000	5.750		05/01/2054	1,064,976
Cross Creek North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,845,000	4.500		05/01/2052	1,673,121
Cross Creek North Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,375,000	5.375		05/01/2053	1,385,797
Crossings Community Development District Osceola County Florida Special Assessment Bonds Series 2024 (NR/NR)
1,275,000	5.600		05/01/2054	1,243,417
Crossings Community Development District Special Assessment Bonds Series 2022 (NR/NR)
2,440,000	5.125		05/01/2052	2,358,184
Crosswinds East Community Development District Polk County Florida Special Assessment Bonds Series 2024 Assessment Area Two Project (NR/NR)
920,000	5.450		05/01/2054	887,920
Crosswinds East Community Development District Polk County Special Assessment Bonds Series 2024 Assessment Area Two Project (NR/NR)
685,000	5.150		05/01/2044	662,483
Crosswinds East Community Development District Special Assessment Bonds for Assessment Area One Project Series 2024 (NR/NR)
955,000	4.625		05/01/2031	958,597
1,430,000	5.500		05/01/2044	1,439,238
1,500,000	5.750		05/01/2054	1,506,607
Crystal Cay Community Development District Special Assessment for 2021 Project Series 2021 (NR/NR)
1,000,000	4.000		05/01/2051	859,968
Curiosity Creek Community Development District Capital Improvement RB for Assessment Area One Series 2024 (NR/NR)
800,000	5.400	(d)	05/01/2044	785,175
1,375,000	5.700	(d)	05/01/2055	1,344,912
Cypress Bay West Community Development District Capital Improvement RB for Assessment Area One Series 2023 (NR/NR)
670,000	5.250		05/01/2043	673,124
1,150,000	5.500		05/01/2053	1,158,609
Cypress Bluff Community Development District Special Assessment for Del WEBB Project Series 2020 A (NR/NR)
1,170,000	3.800	(d)	05/01/2050	999,871
Cypress Park Estates Community Development District Special Assessment Area 1 Project Series 2020 (NR/NR)
1,175,000	3.875	(d)	05/01/2040	1,027,255
1,210,000	4.000	(d)	05/01/2051	982,708

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Cypress Park Estates Community Development District Special Assessment Bonds Series 2022 (NR/NR)
$480,000	5.000%		05/01/2042	$462,609
975,000	5.125		05/01/2052	935,588
Cypress Ridge Community development District Special Assessment Bonds for Assessment Area 1 Series 2023 (NR/NR)
820,000	4.875		05/01/2030	827,772
1,560,000	5.625		05/01/2043	1,584,916
1,885,000	5.875		05/01/2053	1,920,217
Davenport Road South Community Development District Special Assessment Bonds Series 2018 (NR/NR)
3,170,000	5.125	(d)	11/01/2048	3,154,882
Deer Run Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
1,455,000	5.400		05/01/2039	1,497,215
2,570,000	5.500		05/01/2044	2,627,321
Deerbrook Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,150,000	5.500		05/01/2053	1,161,611
Del Webb Bexley Community Development District Special Assessment Series 2018 (NR/NR)
2,640,000	5.400		05/01/2049	2,659,040
Del Webb Oak Creek Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,500,000	5.000		05/01/2043	1,493,231
1,650,000	5.250		05/01/2053	1,654,903
Dewey Robbins Community Development District City of Leesburg Florida Capital Improvement RB Series 2025 (NR/NR)
1,000,000	5.800		05/01/2055	985,231
DG Farms Community Development District Special Assessment Series 2020 (NR/NR)
700,000	4.000		05/01/2051	571,055
Downtown Doral South Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,000,000	4.750	(d)	12/15/2038	990,479
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (NR/AA)
3,090,000	3.750		05/01/2034	3,063,020
4,260,000	4.000		05/01/2037	4,249,756
DW Bayview Community Development District Special Assessment Bond Series 2021 (NR/NR)
1,030,000	3.375	(d)	05/01/2041	883,966
DW Bayview Community Development District Special Assessment Bonds for Manatee County Series 2022 (NR/NR)
750,000	5.250		05/01/2052	753,011
Eagle Hammock Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,980,000	5.375		05/01/2052	1,988,490
Eagle Pointe Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,195,000	4.125	(d)	05/01/2040	1,078,297
3,785,000	4.125	(d)	05/01/2051	3,158,819
East 547 Community Development District Special Assessment Bond for Assessment Area Two Series 2023 (NR/NR)
850,000	6.500		05/01/2054	896,014

120	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

East Bonita Beach Road Community Development District Special Assessment Bonds for Assessment Area Two Series 2021 (NR/NR)
$980,000	3.250%		05/01/2041	$804,809
East Bonita Beach Road Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,000,000	5.000	(d)	11/01/2048	993,129
East Homestead Community Development District Special Assessment Expansion Area Bonds Project Series 2019 (NR/NR)
500,000	4.750		11/01/2039	487,446
920,000	5.000		11/01/2049	901,938
East Nassau Stewardship District Bond Anticipation Note for PDP #4 Series 2024 Project Series 2024 (NR/NR)
2,575,000	5.250		05/01/2029	2,562,404
East Palm Drive Community Development District City of Homestead Florida Special Assessment Bonds Series 2024 (NR/NR)
900,000	5.375		06/15/2054	877,579
Edar Crossings Community Development District Polk County Florida Special Assessment Bonds Series 2025 (NR/NR)
500,000	5.300	(d)	05/01/2045	485,937
600,000	5.500	(d)	05/01/2055	577,366
Eden Hills Community Development District Special Assessment Bonds Series 2022 (NR/NR)
805,000	4.000		05/01/2042	714,482
2,390,000	4.125		05/01/2052	1,976,379
Eden Hills Community Development District Special Assessment Series 2020 (NR/NR)
190,000	4.000		05/01/2040	177,732
500,000	4.125		05/01/2051	423,529
Edgewater East Community Development District Special Assessment for Assessment Area Once Series 2021 (NR/NR)
1,425,000	3.600		05/01/2041	1,206,963
Edgewater East Community Development District Special Assessment RB Series 2022 (NR/NR)
1,960,000	4.000		05/01/2042	1,737,537
Edgewater West Community Development District Osceola County Florida Special Assessment RB Series 2024 Assessment Area One (NR/NR)
2,500,000	5.500		05/01/2054	2,382,794
Entrada Community Development District Capital Improvement RB Series 2023 (NR/NR)
1,730,000	5.800		05/01/2053	1,781,170
Epperson North Community Development District Capital Improvement RB Series 2024 (NR/NR)
415,000	5.300		05/01/2044	407,732
675,000	5.600		05/01/2055	661,961
Epperson North Community Development District Special Assessment for Assessment Area #2 Series 2021 (NR/NR)
375,000	3.500		05/01/2041	308,774
Escambia County Health Facilities Authority Health Care Facilities RB Series 2020A (Baa2/BBB)
17,960,000	4.000		08/15/2045	15,950,007
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (AGM) (A1/AA)
1,745,000	3.000		08/15/2050	1,231,802

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-1 (NR/NR)
$1,030,000	4.000%		11/01/2040	$928,996
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-2 (NR/NR)
675,000	4.125		11/01/2050	569,701
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2013 (NR/NR)
300,000	6.375		11/01/2026	300,551
3,225,000	7.000		11/01/2045	3,343,419
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2015 (NR/NR)
755,000	5.250		11/01/2035	755,353
1,305,000	5.375		11/01/2046	1,305,168
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)
1,345,000	5.000	(d)	11/01/2039	1,354,022
1,800,000	5.125	(d)	11/01/2049	1,778,532
Everlands Community Development District Special Assessment Bonds for Assessment Area Two – 2024 Project Area Series 2024 (NR/NR)
750,000	5.250		06/15/2044	751,278
1,000,000	5.550		06/15/2054	1,001,506
Everlands Community Development District Special Assessment Bonds Series 2024 (NR/NR)
820,000	5.200	(d)	06/15/2044	805,735
1,245,000	5.500	(d)	06/15/2054	1,216,997
Everlands II Community Development District City of Palm Bay Florida Special Assessment Bonds Series 2024 (NR/NR)
675,000	5.200		06/15/2044	660,087
900,000	5.450		06/15/2054	872,114
Fallschase Community Development District Special Assessment Bonds for Leon County Series 2021 (NR/NR)
6,645,000	4.000		05/01/2052	5,393,104
Fallschase Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,445,000	3.375		05/01/2041	1,168,807
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
2,390,000	5.000		05/01/2035	2,429,203
Finley Woods Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
185,000	4.000		05/01/2040	164,874
500,000	4.200		05/01/2050	425,790
Fish Lake Cove Community Development District Osceola County Florida Special Assessment Bonds Series 2025 (NR/NR)
1,085,000	5.550		05/01/2055	1,050,274
Fishhawk Community Development District II Special Assessment RB Refunding Series 2013 A (NR/A-)
1,445,000	4.375		05/01/2034	1,445,023
Fishhawk Ranch Community Development District Special Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
1,250,000	3.000		11/01/2041	933,706
Florida Development Finance Corp. Educational Facilities RB Series 2022A (Ba3/NR)
5,000,000	5.500	(d)	07/01/2052	4,491,862
3,825,000	5.625	(d)	07/01/2056	3,452,108

The accompanying notes are an integral part of these financial statements.	121

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Florida Development Finance Corp. Educational RB for Cornerstone Charter Academy Project Series 2022 (NR/BB+)
$3,770,000	5.125	%(d)	10/01/2052	$3,613,936
1,725,000	5.250	(d)	10/01/2056	1,669,523
Florida Development Finance Corp. Educational Revenue Refunding Bonds for Central Charter School Project Series 2022 (NR/NR)
2,735,000	5.875	(d)	08/15/2052	2,623,720
2,430,000	6.000	(d)	08/15/2057	2,350,710
Florida Development Finance Corp. Healthcare Facilities RB for Tampa General Hospital Project Series 2024A (Fixed Mode) (NR/A-)
6,000,000	5.250		08/01/2049	6,161,290
4,000,000	4.500		08/01/2055	3,793,210
2,000,000	5.250		08/01/2055	2,040,569
Florida Development Finance Corp. RB Brightline Florida Passenger Rail Expansion Project Series 2025A (NR/NR)
36,620,000	8.250	(a)(b)(d)	07/01/2057	38,028,240
Florida Development Finance Corp. RB Brightline Florida Passenger Rail Project Brightline Trains Florida LLC Issue Series 2024 (AMT) (AGM) (NR/AA)
5,500,000	5.250		07/01/2047	5,612,650
9,000,000	5.250		07/01/2053	9,166,115
Florida Development Finance Corp. RB Brightline Florida Passenger Rail Project Brightline Trains Florida LLC Issue Series 2024 (AMT) (NR/NR)
106,810,000	12.000	(a)(b)(d)	07/15/2032	113,288,838
Florida Development Finance Corp. RB Brightline Florida Passenger Rail Project Brightline Trains Florida LLC Issue Series 2024 (AMT) (NR/BBB-)
26,000,000	5.250		07/01/2047	26,107,437
31,575,000	5.500		07/01/2053	31,886,440
Florida Development Finance Corp. RB for Brightline Florida Passenger Rail Project AAF Operations Holdings LLC Issue Series 2024A (Tax-Exempt) (NR/NR)
24,425,000	10.000	(a)(b)(d)	07/15/2059	25,152,782
Florida Development Finance Corp. RB for Discovery High School & Discovery Academy of Lake Alfred Obligated Group Series 2020 A (NR/NR)
1,650,000	5.000	(d)	06/01/2040	1,319,421
2,595,000	5.000	(d)	06/01/2055	1,802,804
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)
2,555,000	5.250	(d)	06/01/2050	2,457,569
3,560,000	5.250	(d)	06/01/2055	3,358,968
Florida Development Finance Corp. RB for River City Education Obligated Group Series 2021 A (Baa3/NR)
600,000	4.000		07/01/2045	512,846
800,000	4.000		07/01/2055	636,981
Florida Development Finance Corp. RB for United Cerebral Palsy of Central Florida, Inc. Series 2020 A (NR/NR)
830,000	5.000		06/01/2040	777,458
1,850,000	5.000		06/01/2050	1,649,401
Florida Development Finance Corp. RB Refunding for Glenridge on Palmer Ranch Obligated Group Series 2021 (NR/NR)
1,850,000	5.000	(d)	06/01/2051	1,712,600

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Florida Development Finance Corp. RB Refunding for Global Outreach Charter Academy Obligated Group Series 2021 A (B1/NR)
$830,000	4.000	%(d)	06/30/2046	$607,724
2,580,000	4.000	(d)	06/30/2056	1,733,309
Florida Development Finance Corp. RB Refunding for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)
2,090,000	4.000	(d)	06/01/2055	1,570,955
Florida Development Finance Corp. RB Refunding for Renaissance Charter School, Inc. Series 2020 C (NR/NR)
2,085,000	5.000	(d)	09/15/2050	1,870,867
Florida Development Finance Corp. Student Housing RB SFP - Tampa I - The Henry Project Senior Series 2024A-1 (NR/NR)
2,750,000	5.250	(d)	06/01/2054	2,724,152
1,925,000	5.250	(d)	06/01/2059	1,891,497
Florida Higher Educational Facilities Financial Authority RB for Jacksonville University Project Series 2018 A-1 (NR/NR)
1,750,000	4.750	(d)	06/01/2038	1,591,964
3,000,000	5.000	(d)	06/01/2048	2,659,251
Florida Higher Educational Facilities Financial Authority RB Refunding for St. Leo University, Inc. Obligated Group Series 2019 (NR/BB)
4,150,000	5.000		03/01/2044	3,245,530
7,900,000	5.000		03/01/2049	5,923,101
Florida Higher Educational Facilities Financial Authority RB Ringling College of Art and Design, Inc. Series 2017 (NR/BBB)
6,060,000	5.000		03/01/2047	5,969,387
Florida Municipal Loan Council Capital Improvement RB Series 2024 Shingle Creek Transit and Utility Community Development District Series (NR/NR)
820,000	5.400		05/01/2054	821,917
Flow Way Community Development District Special Assessment Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
885,000	4.125		11/01/2039	808,551
Forest Brooke Community Development District Special Assessment Bonds Series 2019 A-1 (NR/A+)
1,850,000	3.250		11/01/2049	1,339,200
Forest Brooke Community Development District Special Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
250,000	4.000		11/01/2049	206,778
Fox Branch Ranch Community Development District Polk County Florida Capital Improvement RB Series 2025 Assessment Area One (NR/NR)
800,000	5.400		05/01/2055	779,635
Gardens at Hammock Beach Community Development District Flagler County Florida Special Assessment Bonds Assessment Area Two Series 2024-2 (NR/NR)
895,000	5.600		05/01/2044	875,632
1,150,000	5.875		05/01/2055	1,119,855
Gir East Community Development District Osceola County Florida Capital Improvement RB Series 2025 Assessment Area One (NR/NR)
1,200,000	5.300		05/01/2045	1,164,833
1,825,000	5.500		05/01/2055	1,756,156

122	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Governors Park South Community Development District Clay County Florida Special Assessment RB Series 2025 Assessment Area One (NR/NR)
$775,000	5.400%		05/01/2045	$765,301
1,150,000	5.650		05/01/2055	1,134,360
Grand Oaks Community Development District Special Assessment Bonds Assessment Area 2 Series 2020 (NR/NR)
1,090,000	4.250		05/01/2040	999,968
1,375,000	4.500		05/01/2052	1,215,791
Grand Oaks Community Development District Special Assessment RB Series 2021 (NR/NR)
1,105,000	4.000		11/01/2051	899,761
Grande Pines Community Development District Special Assessment RB for Assessment Area Two Series 2024 (NR/NR)
860,000	5.450		05/01/2044	860,668
1,010,000	5.800		05/01/2054	1,011,606
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (NR/NR)
3,165,000	5.000		11/15/2026	3,167,280
5,000,000	5.000		11/15/2036	5,002,147
Greater Orlando Aviation Authority Priority Subordinated Airport Facilities RB Series 2017 A (Aa3/AA-)
6,380,000	5.000		10/01/2047	6,388,973
Greenbriar Community Development District St. Johns County Florida Special Assessment RB Series 2025 Assessment Area One (NR/NR)
900,000	5.650		05/01/2045	896,386
1,250,000	5.875		05/01/2054	1,246,219
Hacienda Lakes Community Development District Special Assessment Refunding Series 2016 (NR/NR)
1,515,000	4.500		05/01/2036	1,477,340
2,275,000	4.625		05/01/2046	2,100,821
Hacienda North Community Development District (Collier County, Florida) Special Assessment RB, Series 2023 (NR/NR)
2,750,000	6.500		05/01/2053	2,919,294
Hamilton Bluff Community Development District Special Assessment Bonds, Series 2024 (Assessment Area One Project) (NR/NR)
1,000,000	5.500		05/01/2044	996,634
1,150,000	5.800		05/01/2054	1,142,507
Hammock Oaks Community Development District Special Assessment Area One Bonds Series 2023 (NR/NR)
1,000,000	5.750		05/01/2053	1,011,289
Hammock Oaks Community Development District Town of Lady Lake Florida Special Assessment Bonds Series 2024 Assessment Area Two (NR/NR)
1,125,000	6.150		05/01/2054	1,134,543
Hammock Oaks Community Development District Town of Lady Lake Florida Special Assessment Bonds Series 2025 Assessment Area Three (NR/NR)
1,500,000	5.750	(d)(g)	05/01/2055	1,501,620
Hammock Reserve Community Development District Special Assessment Bonds Series 2022 (NR/NR)
590,000	4.700		05/01/2042	558,432
935,000	5.000		05/01/2052	894,769

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Hammock Reserve Community Development District Special Assessment for Assessment Area One Project Series 2020 (NR/NR)
$540,000	4.000%	05/01/2040	$495,190
860,000	4.000	05/01/2051	720,769
Hammock Reserve Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/NR)
525,000	3.375	05/01/2041	429,685
Harbor Bay Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
900,000	3.750	05/01/2034	846,171
Harbor Bay Community Development District Special Assessment RB Series 2019 A-1 (NR/NR)
2,000,000	3.875	05/01/2039	1,831,549
1,400,000	4.100	05/01/2048	1,209,541
Harmony On Lake Eloise Community Development District Capital Improvement Assessment Area One RB Series 2023 (NR/NR)
1,110,000	5.375	05/01/2053	1,117,990
Harmony on Lake Eloise Community Development District City of Winter Haven Florida Capital Improvement RB Series 2025 Assessment Area Two (NR/NR)
900,000	5.450	11/01/2045	894,855
1,150,000	5.650	11/01/2054	1,139,944
Harmony West Community Development District Osceola County Florida Special Assessment RB Series 2025 Assessment Area Three (NR/NR)
900,000	5.650	05/01/2055	891,577
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)
1,335,000	4.250	05/01/2035	1,310,303
1,810,000	4.250	05/01/2039	1,681,943
Hawkstone Community Development District Special Assessment Area 1 RB Series 2019 (NR/NR)
640,000	3.875	11/01/2039	563,987
1,150,000	4.000	11/01/2051	929,399
Hawkstone Community Development District Special Assessment Area 2 RB Series 2019 (NR/NR)
200,000	4.000	11/01/2039	179,573
495,000	4.250	11/01/2051	418,708
Hawkstone Community Development District Special Assessment RB Series 2023 (NR/NR)
1,530,000	5.375	05/01/2043	1,548,628
1,265,000	5.500	05/01/2053	1,275,294
Hawthorne Mill North Community Development District City of Lakeland Florida Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
1,290,000	5.500	05/01/2054	1,257,706
Heritage Harbour North Community Development District Special Assessment Series 2014 (NR/NR)
625,000	5.000	05/01/2034	640,497
2,170,000	5.125	05/01/2045	2,180,661
Heritage Harbour South Community Development District RB Refunding for Senior Lien Capital Improvement Series 2013 A-1 (NR/A)
500,000	5.050	05/01/2031	500,595
500,000	5.150	05/01/2034	500,536

The accompanying notes are an integral part of these financial statements.	123

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Heritage Lake Park Community Development District Special Assessment Series 2005 (NR/NR)
$1,300,000	5.700%		05/01/2036	$1,308,220
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (NR/BBB)
2,190,000	4.200		05/01/2031	2,153,784
1,985,000	4.350		05/01/2036	1,941,080
Hickory Tree Community Development District Osceola County Florida Special Assessment Bonds Series 2024 Assessment Area One Project (NR/NR)
1,600,000	5.450		05/01/2055	1,543,765
Higher Educational Facilities Financing Authority Educational Facilities Revenue Refunding Bonds for Saint Leo University Project Series 2019 (NR/BB)
1,900,000	5.000		03/01/2039	1,562,630
Highland Meadows West Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
475,000	3.625		05/01/2040	401,524
665,000	4.000		05/01/2050	547,113
Highland Trails Community Development District Capital Improvement RB for Assessment Area One Series 2024 (NR/NR)
250,000	4.700		05/01/2031	250,601
810,000	5.500		05/01/2044	809,168
890,000	5.850		05/01/2054	892,655
Highlands Community Development District Special Assessment Bonds for Assessment Areas 3B and 5 Project Series 2018 (NR/NR)
1,000,000	4.875	(d)	12/15/2038	995,955
1,000,000	5.000	(d)	12/15/2048	976,546
Highlands Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
2,150,000	4.250		05/01/2036	2,051,556
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area 7/7A Project Series 2019 (NR/NR)
590,000	4.375		11/01/2050	514,863
Hillcrest Preserve Community Development District Special Assessment Bonds Series 2024 (NR/NR)
1,150,000	5.000	(d)	05/01/2044	1,097,114
1,465,000	5.300	(d)	05/01/2054	1,390,835
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2020 (NR/NR)
1,965,000	4.000	(d)	05/01/2040	1,760,841
3,275,000	4.000	(d)	05/01/2050	2,726,290
Hills of Minneola Community Development District City of Minneola Florida Special Assessment RB Series 2024 (NR/NR)
600,000	5.550		05/01/2044	618,160
900,000	5.875		05/01/2054	939,753
Hobe-St. Lucie Conservancy District Improvement Bonds Unit of Development No. 1A Series 2024 (NR/NR)
900,000	5.600		05/01/2044	916,083
2,750,000	5.875		05/01/2055	2,796,243
Holly Hill Road East Community Development District Special Assessment for Area 3 Project Series 2020 (NR/NR)
180,000	5.000		11/01/2041	186,227

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Hunt Club Grove Community Development District City of Lake Wales Florida Special Assessment Bonds Series 2024 Assessment Area One (NR/NR)
$1,250,000	5.625%		06/15/2054	$1,223,114
Hunters Ridge Community Development District No. 1 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)
410,000	5.125	(d)	11/01/2049	404,551
Island Lake Estates Community Development District (Charlotte County, Florida) Special Assessment Bonds, Series 2023 (2023 Project) (NR/NR)
1,550,000	6.000		12/15/2053	1,601,610
Isles Bartram Park Community Development District Special Assessment Bonds Series 2017 (NR/NR)
975,000	5.000		11/01/2047	936,622
JEA Water And Sewer System Revenue Bonds, 2024 Series A (Aa1/AA+)
5,000,000	5.500		10/01/2054	5,413,079
Juniper Cove Community Development District Miami-Dade County Florida Capital Improvement RB Series 2025 (NR/NR)
915,000	5.450		05/01/2045	912,373
970,000	5.700		05/01/2055	967,851
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
955,000	3.125		05/01/2041	740,341
Kelly Park Community Development District (City of Apopka, Florida) Special Assessment Bonds, Series 2023 (Assessment Area One Project) (NR/NR)
820,000	6.250		11/01/2053	842,936
Kelly Park Community Development District (City of Apopka, Florida) Special Assessment Bonds, Series 2025 (Assessment Area One Project) (NR/NR)
535,000	5.300		05/01/2045	526,962
915,000	5.500		05/01/2055	894,541
Kindred Community Development District II Special Assessment Bonds Series 2020 (NR/NR)
290,000	3.500		05/01/2040	257,080
470,000	3.750		05/01/2050	389,857
Kindred Community Development District II Special Assessment RB Series 2023 (NR/NR)
600,000	5.650		05/01/2043	619,685
1,000,000	5.875		05/01/2054	1,027,010
Kindred Community Development District Special Assessment Bond Series 2017 (NR/NR)
1,000,000	5.000		05/01/2048	982,461
Kingman Gate Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,340,000	4.000		06/15/2040	1,270,929
1,060,000	4.000		06/15/2050	930,075
Lake Deer Community Development District Special Assessment Bonds for Polk County Series 2022 (NR/NR)
1,210,000	5.625		05/01/2053	1,208,446
Lake Emma Community Development District Lake County, Fl Special Assessment Bonds, Series 2023 Assessment Area Two (NR/NR)
900,000	5.500	(d)	05/01/2053	915,584
Lake Emma Community Development District Special Assessment Bonds for Assessment Area Two Series 2023 (NR/NR)
635,000	5.250	(d)	05/01/2043	640,883

124	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Lake Harris Community Development District Special Assessment Bonds Series 2023 (NR/NR)
$795,000	5.375%		05/01/2043	$808,353
585,000	5.625		05/01/2053	596,039
Lake Hideaway Community Development District Hernando County Florida Capital Improvement RB Series 2024 Assessment Area One (NR/NR)
1,665,000	5.650		05/01/2044	1,666,276
2,555,000	5.900		05/01/2054	2,531,540
Lakes of Sarasota Community Development District 2 Sarasota County Florida Capital Improvement RB Series 2025A (NR/NR)
2,750,000	5.200		05/01/2035	2,719,267
660,000	5.700		05/01/2055	650,148
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 A-1 (NR/NR)
265,000	4.100		05/01/2051	220,556
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 B-1 (NR/NR)
325,000	4.300		05/01/2051	277,586
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 B-2 (NR/NR)
700,000	4.125		05/01/2031	689,889
Lakeside Preserve Community Development District (City of Lakeland, Florida) Special Assessment Bonds, Series 2023 (Series 2023 Project) (NR/NR)
300,000	5.250		05/01/2030	304,707
785,000	6.000		05/01/2043	812,840
1,235,000	6.375		05/01/2054	1,290,151
Lakewood Park Community Development District Special Assessment Bonds Series 2023 (NR/NR)
810,000	5.750		05/01/2053	830,260
Lakewood Park Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
325,000	3.625		05/01/2041	270,130
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2020 A (NR/NR)
525,000	3.200		05/01/2030	502,109
525,000	3.750		05/01/2040	474,806
670,000	3.900		05/01/2050	559,120
Lakewood Ranch Stewardship District Special Assessment for Lorraine Lakes Project Series 2020 (NR/NR)
1,085,000	3.625	(d)	05/01/2040	936,791
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
250,000	3.850		05/01/2039	224,716
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2014 (NR/NR)
6,295,000	5.600		05/01/2044	6,454,051
Lakewood Ranch Stewardship District Special Assessment RB for Cresswind Project Series 2019 (NR/NR)
525,000	4.400		05/01/2039	508,940
1,615,000	4.500		05/01/2049	1,492,000
Lakewood Ranch Stewardship District Special Assessment RB for Del Webb Project Series 2017 (NR/NR)
1,000,000	5.000	(d)	05/01/2037	1,009,572
2,360,000	5.125	(d)	05/01/2047	2,372,560

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Lakewood Ranch Stewardship District Special Assessment RB for Indigo Expansion Area Project Series 2019 (NR/NR)
$575,000	3.750	%(d)	05/01/2039	$519,227
Lakewood Ranch Stewardship District Special Assessment RB for Lake Club Phase 4 Project Series 2019 (NR/NR)
415,000	4.400		05/01/2039	402,305
480,000	4.500		05/01/2049	438,449
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood National & Polo Run Projects Series 2017 (NR/NR)
755,000	4.625		05/01/2027	761,861
2,500,000	5.250		05/01/2037	2,532,252
6,200,000	5.375		05/01/2047	6,271,919
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1A Series 2018 (NR/NR)
1,175,000	5.000		05/01/2038	1,186,556
2,545,000	5.100		05/01/2048	2,552,785
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1B Series 2018 (NR/NR)
3,725,000	5.450		05/01/2048	3,787,400
Lakewood Ranch Stewardship District Special Assessment RB for Palm Grove Project Series 2024 (NR/NR)
660,000	5.500		05/01/2055	647,113
Lakewood Ranch Stewardship District Special Assessment RB for Taylor Ranch Project 2023 (NR/NR)
3,575,000	6.300		05/01/2054	3,743,640
Lakewood Ranch Stewardship District Special Assessment RB for Villages of Lakewood Ranch South Project Series 2016 (NR/NR)
420,000	4.250		05/01/2026	420,524
4,625,000	5.000		05/01/2036	4,653,324
1,600,000	5.125		05/01/2046	1,601,541
Lakewood Ranch Stewardship District Special Assessment RB Series 2024 (NR/NR)
430,000	5.550		05/01/2054	430,085
Lakewood Ranch Stewardship District Special Assessment Refunding for Northeast Sector Project - Phase 2B Series 2020 (NR/NR)
2,100,000	3.750	(d)	05/01/2040	1,863,526
Lakewood Ranch Stewardship District Special Assessment The Isles at Lakewood Ranch Project Series 2021 (NR/NR)
645,000	3.125		05/01/2041	515,797
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project Phase 1 Special Assessment Bonds Series 2019 (NR/NR)
1,160,000	4.700		05/01/2039	1,156,519
Landmark at Doral Community Development District Senior Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-1 (NR/AA-)
1,930,000	3.000		05/01/2035	1,659,890
1,990,000	3.000		05/01/2038	1,595,133
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
645,000	3.375		05/01/2030	613,184
895,000	4.000		05/01/2038	816,017
Lawson Dunes Community Development District Special Assessment Bonds Series 2022 (NR/NR)
360,000	5.000		05/01/2042	358,136
1,145,000	5.125		05/01/2052	1,111,381

The accompanying notes are an integral part of these financial statements.	125

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Lee County IDA Florida Healthcare Facilities RB Series 2024 Shell Point Obligated Group Series 2024A Bonds (NR/BBB+)
$3,700,000	5.250%		11/15/2054	$3,753,990
Lee County IDA Healthcare Facilities RB for Cypress Cover at Healthpark Project Series 2022A Tax Exempt Fixed Rate Bonds (NR/NR)
2,630,000	5.250		10/01/2052	2,411,418
8,800,000	5.250		10/01/2057	7,952,293
Leomas Landing Community Development District City of Lake Wales Florida Capital Improvement RB Series 2025 Assessment Area Two (NR/NR)
465,000	5.500		11/01/2045	459,542
460,000	5.700		11/04/2054	451,515
Liberty Cove Community Development District Nassau County Florida Special Assessment RB Series 2024 Assessment Area One Project (NR/NR)
1,825,000	5.700		05/01/2054	1,777,787
Live Oak Lake Community Development District Special Assessment Series 2020 (NR/NR)
1,610,000	4.400		05/01/2040	1,439,433
2,840,000	4.600		05/01/2051	2,490,564
Long Lake Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)
985,000	5.125		05/01/2048	977,685
1,775,000	5.125		05/01/2049	1,754,391
Longleaf Community Development District (NR/NR)
854,000	5.375		05/01/2030	854,389
Longleaf Community Development District Capital Improvement RB Series 2024 (NR/NR)
1,270,000	5.400	(d)	05/01/2044	1,281,887
1,330,000	5.750	(d)	05/01/2054	1,345,260
Longleaf Community Development District Pasco County Florida Capital Improvement RB Series 2024A (NR/NR)
1,060,000	5.450		05/01/2055	1,008,135
Longleaf Community Development District Special Assessment Refunding Series 2005 (NR/NR)
2,315,000	5.400		05/01/2030	2,316,044
Los Cayos Community Development District Special Assessment Bonds, Series 2024 (2024 Project) (NR/NR)
800,000	5.550		06/15/2054	800,062
Lowery Hills Community Development District City of Lake Alfred Florida Special Assessment Bonds Series 2025 Assessment Area One (NR/NR)
1,260,000	5.850	(d)(g)	05/01/2055	1,241,489
LT Ranch Community Development District Special Assessment Series 2019 (NR/NR)
3,800,000	4.000		05/01/2050	3,177,348
LTC Ranch West Residential Community Development District City of Port St. Lucie Florida Special Assessment RB Series 2024-AA2 (NR/NR)
510,000	6.000		05/01/2054	512,378
LTC Ranch West Residential Community Development District City of Port St. Lucie Florida Special Assessment RB Series 2024-AA3 (NR/NR)
1,305,000	6.050		05/01/2054	1,313,390
LTC Ranch West Residential Community Development District City of Port St. Lucie Florida Special Assessment Refunding RB Series 2024-Aa4 (NR/NR)
1,305,000	5.650		05/01/2054	1,276,420

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

LTC Ranch West Residential Community Development District Special Assessment Bonds Series 2021 B (NR/NR)
$875,000	3.250%		05/01/2031	$814,342
LTC Ranch West Residential Community Development District Special Assessment for Assessment Area One Project Series 2021 A (NR/NR)
835,000	3.450		05/01/2041	678,218
Lucerne Park Community Development District Special Assessment Bonds Series 2019 (NR/NR)
855,000	4.625		05/01/2039	824,583
1,340,000	4.750		05/01/2050	1,244,752
Lynwood Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,750,000	4.000		06/15/2039	1,576,276
2,905,000	4.375		06/15/2049	2,554,150
Magnolia Island Community Development District Pasco County Florida Capital Improvement RB Series 2025 Assessment Area One (NR/NR)
700,000	5.550		05/01/2045	694,665
1,000,000	5.750		05/01/2055	990,740
Malabar Springs Community Development District City of Palm Bay Florida Special Assessment Bonds Series 2024 Assessment Area One (NR/NR)
1,300,000	5.200		05/01/2044	1,258,931
1,500,000	5.500		05/01/2054	1,443,876
Mandarin Grove Community Development District Special Assessment Bonds Series 2022 (NR/NR)
835,000	6.625	(d)	05/01/2053	963,023
Marion Ranch Community Development District Marion County Florida Special Assessment Bonds Series 2024 (NR/NR)
500,000	5.700		05/01/2044	501,084
1,630,000	5.950		05/01/2054	1,633,703
McJunkin Parkland Community Development District Special Assessment Bonds Series 2018 (NR/NR)
2,800,000	5.125	(d)	11/01/2038	2,844,712
4,750,000	5.250	(d)	11/01/2049	4,758,591
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2014 A (NR/NR)
430,000	7.250		05/01/2035	435,557
Meadow View at Twin Creeks Community Development District Special Assessment Bonds Series 2021 (NR/NR)
530,000	3.750		05/01/2052	408,110
Mediterranean Community Development District Special Assessment Refunding & Improvement Bonds for Area Two Project Series 2017 (NR/NR)
1,000,000	4.750		05/01/2037	989,863
1,700,000	5.000		05/01/2048	1,667,930
Merrick Square Community Development District Capital Improvement RB Series 2023 (NR/NR)
900,000	5.625		05/01/2053	922,922
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR)
460,000	4.750		11/01/2027	467,548
5,300,000	5.125		11/01/2039	5,367,601
4,135,000	5.250		11/01/2049	4,179,400
Miami-Dade County IDA Educational Facilities RB for Academir Charter Schools Project Series 2022A (Ba2/NR)
1,585,000	5.250	(d)	07/01/2052	1,509,288
2,000,000	5.500	(d)	07/01/2061	1,943,218

126	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Miami-Dade County Seaport Revenue Refunding Bonds, Series 2022A (AMT) (A3/NR)
$3,035,000	5.250%		10/01/2052	$3,112,722
Miami-Dade County Water & Sewer Revenue System Bonds Series 2021 (BAM-TCRS) (Aa3/AA)
1,575,000	4.000		10/01/2051	1,449,673
Midtown Miami Community Development District Special Assessment RB Refunding for Parking Garage Project Series 2014 A (NR/NR)
3,440,000	5.000		05/01/2029	3,441,120
Midtown Miami Community Development District Special Assessment Revenue Refunding Bonds for Parking Garage Project Series 2014A (NR/NR)
3,515,000	5.000		05/01/2037	3,514,870
Mirada Community Development District Capital Improvement RB Series 2021 (NR/NR)
340,000	3.250		05/01/2032	313,224
Mirada Community Development District Pasco County Florida Capital Improvement Revenue and Refunding Bonds Series 2024 Assessment Area Three (NR/NR)
1,125,000	5.625		05/01/2044	1,114,126
1,500,000	6.000		05/01/2055	1,503,536
Mirada II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,860,000	3.500		05/01/2041	1,540,500
2,430,000	4.000		05/01/2051	2,006,219
Miranda II Community Development District Capital Improvement RB Series 2022 (NR/NR)
660,000	5.600		05/01/2042	675,632
1,035,000	5.750		05/01/2053	1,057,636
Miromar Lakes Community Development District RB Refunding for Capital Improvement Series 2015 (NR/NR)
1,075,000	5.000		05/01/2028	1,076,771
1,200,000	5.000		05/01/2035	1,201,976
Naples Reserve Community Development District Special Assessment Bonds Series 2014 (NR/NR)
740,000	5.250		11/01/2035	740,346
1,225,000	5.625		11/01/2045	1,225,468
Naples Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,185,000	5.125	(d)	11/01/2048	1,182,556
New Port Tampa Bay Community Development District Special Assessment Bonds Series 2021 (NR/NR)
565,000	3.875		05/01/2041	482,679
2,250,000	4.125		05/01/2052	1,863,409
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/NR)
30,000	3.500	(d)	05/01/2031	28,391
85,000	4.000	(d)	05/01/2038	78,039
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/A)
815,000	3.500	(d)	05/01/2038	707,164
New River Community Development District Special Assessment Series 2006 B (NR/NR)
3,260,000	5.000	*	05/01/2013	33
Normandy Community Development District City of Jacksonville Florida Capital Improvement RB Series 2024 Assessment Area One (NR/NR)
1,600,000	5.300	(d)	05/01/2044	1,537,136

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Normandy Community Development District City of Jacksonville Florida Capital Improvement RB Series 2024 Assessment Area One (NR/NR) – (continued)
$2,300,000	5.550	%(d)	05/01/2054	$2,186,607
North Ar-1 of Pasco Community Development District Pasco County Florida Capital Improvement RB Series 2024A Assessment Area Five (NR/NR)
800,000	5.750		05/01/2044	802,292
North AR-1 of Pasco Community Development District Pasco County Florida Capital Improvement RB Series 2024A Assessment Area Five (NR/NR)
2,285,000	6.000		05/01/2054	2,301,320
North AR-1 Pasco Community Development District Capital Improvement RB for Assessment Area Four Series 2024 (NR/NR)
440,000	5.450		05/01/2044	438,514
940,000	5.750		05/01/2054	933,844
North AR-1 Pasco Community Development District Capital Improvement RB for Assessment Area Three, Series 2023 (NR/NR)
550,000	5.000		05/01/2030	554,980
920,000	5.750		05/01/2043	936,121
1,380,000	6.000		05/01/2054	1,407,651
North Loop Community Development District (City of Punta Gorda, Florida) Special Assessment Bonds, Series 2023 (NR/NR)
1,850,000	6.625		05/01/2054	1,973,093
North Park Isle Community Development District Special Assessment RB Series 2021 (NR/NR)
1,200,000	3.375		11/01/2041	975,847
3,770,000	4.000		11/01/2051	3,092,980
North Powerline Road Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,255,000	5.625	(d)	05/01/2052	1,283,166
North Powerline Road Community Development District Special Assessment Series 2020 (NR/NR)
465,000	3.625		05/01/2040	401,034
Ocala Preserve Community Development District Capital Improvement RB Series 2023 (NR/NR)
1,210,000	5.700		05/01/2043	1,247,295
1,215,000	5.875		05/01/2053	1,251,213
Old Hickory Community Development District Special Assessment Bonds Series 2020 (NR/NR)
340,000	4.000		06/15/2040	306,416
Orange Blossom Groves Community Development District Special Assessment Bonds Series 2023 (NR/NR)
665,000	5.250		06/15/2043	677,570
1,275,000	5.375		06/15/2053	1,293,438
Orange Blossom Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
2,200,000	4.850		05/01/2039	2,169,223
3,625,000	5.000		05/01/2049	3,521,144
Orange County Health Facilities Authority Hospital RB Orlando Health Obligated Group Series 2025A (NR/A+)
8,520,000	4.500		10/01/2056	8,165,833
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (NR/NR)
1,005,000	5.000		04/01/2026	1,005,839

The accompanying notes are an integral part of these financial statements.	127

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Osceola Chain Lakes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
$840,000	4.000%		05/01/2040	$750,257
900,000	4.000		05/01/2050	737,207
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,675,000	5.375	(d)	11/01/2038	1,706,908
3,295,000	5.500	(d)	11/01/2049	3,333,185
Pacific Ace Community Development District Special Assessment Bonds for Assessment Area Two Series 2024 (NR/NR)
775,000	5.500		05/01/2055	767,630
Paddocks Community Development District Capital Improvement RB Series 2024 (NR/NR)
1,235,000	5.450	(d)	05/01/2055	1,181,336
Palermo Community Development District Lee County Florida Special Assessment Bonds Series 2025 Assessment Area Two (NR/NR)
645,000	5.350		06/15/2045	630,993
900,000	5.500		06/15/2055	868,455
Palermo Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,050,000	5.000		06/15/2043	1,046,745
1,375,000	5.250		06/15/2053	1,377,122
Palm Beach County Educational Facilities Authority RB Palm Beach Atlantic University, Inc. Series 2024 (NR/NR)
1,800,000	5.250		10/01/2048	1,803,465
2,850,000	5.250		10/01/2053	2,813,873
Palm Beach County Health Facilities Authority Hospital RB for Jupiter Medical Center Project 2022 Series A (NR/BBB-)
1,700,000	5.000		11/01/2047	1,707,725
Palm Beach County Health Facilities Authority RB (Lifespace Communities, Inc.), Series 2023C (NR/NR)
1,225,000	7.625		05/15/2058	1,368,661
Palm Beach County Health Facilities Authority RB Anticipation Notes for Green Cay Life Plan Village Project Series 2022A (NR/NR)
7,075,000	11.500	(d)	07/01/2027	9,391,869
Palm Beach County Health Facilities Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 B (NR/NR)
4,600,000	4.000		05/15/2053	3,812,302
2,175,000	5.000		05/15/2053	2,070,791
Palm Beach County Health Facilities Authority Revenue Refunding Bonds Series 2022 (NR/NR)
1,650,000	4.000		06/01/2036	1,544,121
1,700,000	4.250		06/01/2056	1,384,504
Palm Coast Park Community Development District Special Assessment Bond for Somerset at Palm Coast Park, Series 2023 (NR/NR)
500,000	5.400		05/01/2043	505,588
1,000,000	5.600		05/01/2053	1,011,358
Palm Coast Park Community Development District Special Assessment for Assessment Area One Series 2019 (NR/NR)
1,175,000	4.300		05/01/2050	1,011,000
Palm Gate Community Development District City of Florida City Florida Special Assessment Bonds Series 2025 (NR/NR)
900,000	5.300		06/15/2045	875,022
900,000	5.550		06/15/2055	873,616

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (NR/A)
$625,000	4.000%	11/01/2038	$582,911
3,290,000	4.200	11/01/2048	2,918,505
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (NR/A)
3,155,000	3.750	05/01/2031	3,077,194
2,140,000	4.000	05/01/2036	2,082,562
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2017 (NR/BBB-)
375,000	4.000	05/01/2027	374,895
2,380,000	5.000	05/01/2039	2,389,745
Parkland Preserve Community Development District Special Assessment RB Series 2019 A (NR/NR)
1,855,000	5.250	05/01/2039	1,885,569
5,090,000	5.375	05/01/2050	5,123,825
Parkview at Long Lake Ranch Community Development District Special Assessment Series 2020 (NR/NR)
800,000	4.000	05/01/2051	655,562
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (NR/A-)
2,285,000	4.700	05/01/2049	2,076,087
Parkway Center Community Development District Special Assessment Refunding Series 2018-1 (NR/A-)
1,065,000	4.500	05/01/2034	1,051,095
Parrish Lakes Community Development District Capital Improvement RB for Special Assessment Area Two Series 2023A (NR/NR)
590,000	5.375	05/01/2043	591,391
1,475,000	5.625	05/01/2053	1,484,551
Parrish Lakes Community Development District Capital Improvement RB Series 2023 (NR/NR)
955,000	5.125	05/01/2043	939,161
1,055,000	5.400	05/01/2053	1,042,357
Parrish Lakes Community Development District Manatee County Florida Capital Improvement RB Series 2024 Assessment Area Three (NR/NR)
865,000	5.500	05/01/2044	849,095
2,035,000	5.800	05/01/2054	1,991,127
Parrish Lakes II Community Development District Capital Improvement RB for Assessment Area One Series 2024 (NR/NR)
2,750,000	5.125	05/01/2044	2,642,026
5,145,000	5.450	05/01/2054	4,923,404
Parrish Plantation Community Development District Manatee County Florida Special Assessment RB Series 2024 Assessment Area Four Project (NR/NR)
375,000	5.875	05/01/2054	381,271
Parrish Plantation Community Development District Manatee County Florida Special Assessment RB Series 2024 Assessment Area Three Project (NR/NR)
1,445,000	6.050	05/01/2054	1,477,671
Parrish Plantation Community Development District Special Assessment Bonds Series 2021 (NR/NR)
795,000	3.500	05/01/2041	655,366
Pasadena Ridge Community Development District Capital Improvement RB for Assessment Area One Series 2024 (NR/NR)
900,000	5.050	05/01/2044	875,432

128	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Pasadena Ridge Community Development District Capital Improvement RB for Assessment Area One Series 2024 (NR/NR) – (continued)
$1,275,000	5.375%		05/01/2055	$1,236,113
Paseo Community Development District Capital Improvement RB Refunding Series 2018 (NR/A-)
3,165,000	4.375		05/01/2036	3,048,525
Peace Creek Community Development District City of Winter Haven Florida Special Assessment Bonds Series 2025 Assessment Area Two (NR/NR)
1,190,000	5.625		05/01/2055	1,159,612
Peace Creek Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,375,000	5.125		06/15/2043	1,383,997
1,900,000	5.375		06/15/2053	1,914,830
Peace Creek Village Community Development District Special Assessment Bonds Series 2024 (NR/NR)
1,325,000	5.500		05/01/2044	1,330,729
905,000	5.750		05/01/2054	904,130
Peace Creek Village Community Development District (City Of Winter Haven, Florida) Special Assessment Bonds, Series 2025 (Fl) (NR/NR)
405,000	4.625		05/01/2031	405,912
Peace Creek Village Community Development District City of Winter Haven Florida Special Assessment Bonds Series 2025 (NR/NR)
1,000,000	5.850	(d)	05/01/2055	985,309
Peace Crossing Community Development District Special Assessment RB for Assessment Area One Series 2024 (NR/NR)
2,600,000	5.700		05/01/2044	2,512,398
3,675,000	6.000		05/01/2054	3,544,477
Pine Isle Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,000,000	3.250	(d)	12/15/2041	843,462
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-2 (NR/NR)
690,000	3.750		05/01/2037	646,967
Pinellas County Industrial Development Authority RB for Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project Series 2019 (NR/NR)
1,100,000	5.000		07/01/2039	1,096,204
Pioneer Ranch Community Development District Special Assessment Bonds Series 2024 (NR/NR)
900,000	5.000		05/01/2044	857,580
1,150,000	5.300		05/01/2055	1,084,886
Portico Community Development District Special Assessment Bonds Series 2020-2 (NR/NR)
555,000	3.625		05/01/2040	471,765
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR)
1,915,000	3.500		05/01/2037	1,673,995
Portofino Isles Community Development District Special Assessment RB Refunding Series 2013 (NR/BBB)
2,790,000	4.750		05/01/2033	2,790,484
Preserve at Savannah Lakes Community Development District Special Assessment Bonds Phase 1 Series 2024 (NR/NR)
1,000,000	5.750		05/01/2054	1,003,701

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Preserve at South Branch Community Development District Special Assessment Phase 1 Series 2018 (NR/NR)
$1,045,000	5.375%		11/01/2049	$1,057,788
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
250,000	4.000		11/01/2039	231,318
1,205,000	4.000		11/01/2050	1,024,570
Preserve at South Branch Community Development District Special Assessment Phase 3 Series 2021 (NR/NR)
750,000	3.500		05/01/2041	665,177
Prosperity Lakes Community Development District (Manatee County, Florida) Special Assessment Bonds, Series 2023 (Assessment Area One) (NR/NR)
1,055,000	6.125		12/15/2053	1,119,360
Ranches At Lake Mcleod Community Development District Polk County Florida Special Assessment Bonds Series 2025 Assessment Area Two (NR/NR)
1,000,000	5.650		06/15/2055	986,338
Ranches at Lake McLeod Community Development District Special Assessment Bonds for Assessment Area One Series 2023 (NR/NR)
730,000	5.500		06/15/2053	738,321
Regal-Village Community Development District Capital Improvement Revenue Bonds Series 2024 (NR/NR)
700,000	5.200		05/01/2044	695,086
575,000	5.500		05/01/2054	570,316
Reserve At Van Oaks Community Development District Special Assessment Bonds Series 2023 (NR/NR)
965,000	5.375		05/01/2053	975,744
Reunion East Community Development District (NR/NR)
2,170,000	7.200	*	05/01/2022	22
Reunion West Community Development District Special Assessment Bonds for Assessment Area 5 Project Series 2019 (NR/NR)
470,000	4.500		05/01/2039	451,524
1,520,000	4.625		05/01/2050	1,387,641
Rhodine Road North Community Development District Special Assessment Bonds Series 2019 (NR/NR)
825,000	4.500		05/01/2040	797,933
825,000	4.750		05/01/2050	770,711
Ridge at Apopka Community Development District Special Assessment Bonds for Parcel Two Project Series 2023 (NR/NR)
590,000	5.500		05/01/2043	603,174
700,000	5.750		05/01/2053	713,830
Ridge at Apopka Community Development District Special Assessment Bonds Series 2022 (NR/NR)
2,150,000	5.500		05/01/2052	2,186,337
Ridge at Health Brook Community Development District Capital Improvement RB Series 2023 (NR/NR)
300,000	5.250		05/01/2043	302,780
540,000	5.500		05/01/2053	544,394
River Glen Community Development District Special Assessment Bond for Assessment Area Two Series 2021 (NR/NR)
1,000,000	3.375		05/01/2041	820,381
2,390,000	4.000		05/01/2051	1,943,944

The accompanying notes are an integral part of these financial statements.	129

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

River Hall Community Development District (Lee County, Florida) Capital Improvement RB Series 2024 (Assessment Area 5) (NR/NR)
$735,000	5.350	%(d)	05/01/2044	$721,326
850,000	5.625	(d)	05/01/2055	831,843
River Hall Community Development District (Lee County, Florida) Capital Improvement RB, Series 2023A (Assessment Area 4) (NR/NR)
1,555,000	6.500		05/01/2054	1,639,178
River Hall Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
1,030,000	3.625		05/01/2040	868,739
River Landing Community Development District Pasco County Florida Capital Improvement RB Series 2025 (NR/NR)
1,705,000	5.450	(d)	05/01/2055	1,668,963
River Landing Community Development District Special Assessment Series 2020 A (NR/NR)
1,100,000	4.350		05/01/2051	952,772
Rivers Edge II Community Development District Special Assessment Bond Series 2021 (NR/NR)
935,000	3.500		05/01/2041	767,182
Rivers Edge III Community Development District Special Assessment Bond Series 2021 (NR/NR)
815,000	3.500	(d)	05/01/2041	664,829
905,000	4.000	(d)	05/01/2051	735,001
Riverwalk Community Development District City of Orlando Florida Special Assessment Bonds Series 2024 (NR/NR)
1,350,000	5.800		05/01/2054	1,358,780
Rolling Oaks Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,350,000	6.500	(d)	05/01/2053	1,408,992
Rookery Community Development District City of Green Cove Springs Florida Capital Improvement RB Series 2024 Assessment Area One (NR/NR)
1,375,000	5.350		05/01/2055	1,312,691
Rustic Oaks Community Development District Capital Improvement RB Series 2022 (NR/NR)
2,435,000	3.450		05/01/2042	1,976,716
Rye Crossing Community Development District Capital Improvement RB Series 2023 (NR/NR)
1,075,000	5.250		05/01/2053	1,066,555
Rye Crossing Community Development District Manatee County Florida Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
1,000,000	5.250		05/01/2054	954,616
Rye Ranch Community Development District (Manatee County, Florida) Special Assessment Bonds, Series 2023 (Pod A 2023 Project Area) (NR/NR)
1,745,000	6.625		05/01/2054	1,854,744
Rye Ranch Community Development District Special Assessment Bonds for Assessment Area One, Series 2023 (NR/NR)
710,000	6.000	(d)	11/01/2053	727,150
Saddle Creek Preserve of Polk County Community Development District Special Assessment Bonds Series 2020 (NR/NR)
320,000	4.000		06/15/2040	294,845
780,000	4.000		06/15/2050	645,754
Saddle Creek Preserve of Polk County Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,315,000	4.000		12/15/2051	1,068,229

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Saltleaf Community Development District Lee County Florida Capital Improvement RB Series 2024 (NR/NR)
$1,500,000	5.625%		05/01/2044	$1,488,944
2,700,000	6.000		05/01/2056	2,715,763
Saltmeadows Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,020,000	5.500		05/01/2053	1,030,298
San Simeon Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,410,000	4.125	(d)	06/15/2039	1,279,775
Sandmine Road Community Development District Special Assessment Bonds Series 2022 (NR/NR)
650,000	6.000		11/01/2052	679,426
Sandmine Road Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
980,000	3.625	(d)	05/01/2040	901,170
950,000	3.750	(d)	05/01/2050	797,646
Sarasota County Public Hospital District Fixed Rate Hospital RB Series 2018 (A1/NR)
4,350,000	4.000		07/01/2048	3,868,636
Savanna Lakes Community Development District Lee County Florida Special Assessment Bonds Series 2024 Assessment Area Two (NR/NR)
700,000	5.500		06/15/2054	690,162
Savanna Lakes Community Development District Special Assessment Area One Bonds, Series 2023 (NR/NR)
1,065,000	5.375	(d)	06/15/2053	1,074,019
Sawgrass Village Community Development District (Manatee County, Florida) Special Assessment Bonds, Series 2023 (Assessment Area Two) (NR/NR)
1,365,000	6.375		11/01/2053	1,422,991
Sawgrass Village Community Development District Manatee County Florida Special Assessment Bonds Series 2024 Assessment Area Three (NR/NR)
1,380,000	5.875	(d)	05/01/2054	1,380,741
Sawgrass Village Community Development District Special Assessment Bonds Series 2023 (NR/NR)
2,300,000	5.750		05/01/2053	2,320,010
Scenic Highway Community Development District Special Assessment Series 2020 (NR/NR)
620,000	3.750		05/01/2040	550,797
1,835,000	4.000		05/01/2051	1,494,751
Scenic Terrace North Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,385,000	5.875		05/01/2043	1,411,400
1,555,000	6.125		05/01/2054	1,595,575
Scenic Terrace South Community Development District (Town of Lake Hamilton, Florida) Special Assessment Bonds, Series 2023 (Series 2023 Project) (NR/NR)
900,000	6.750		11/01/2053	953,976
Scenic Terrace South Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,245,000	4.500		05/01/2042	1,149,045
2,810,000	4.625		05/01/2053	2,517,869
Seagrove Community Development District St. Lucie County Florida Special Assessment Bonds Series 2024 (NR/NR)
1,250,000	5.200		06/15/2054	1,204,898

130	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Seaton Creek Reserve Community Development District Special Assessment Bonds for Assessment Area One Bonds Series 2023 (NR/NR)
$980,000	5.500	%(d)	06/15/2053	$993,120
Sebastian Isles Community Development District City of Florida City Florida Capital Improvement RB Series 2024 (NR/NR)
900,000	5.300		05/01/2054	870,632
Sedona Point Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,185,000	5.000		06/15/2053	1,162,874
Seminole County Industrial Development Authority RB for The Galileo School Foundation, Inc. Series 2021 A (Ba1/NR)
315,000	4.000	(d)	06/15/2036	294,305
425,000	4.000	(d)	06/15/2041	372,271
2,270,000	4.000	(d)	06/15/2051	1,844,724
1,105,000	4.000	(d)	06/15/2056	874,846
Seminole Improvement District Utilities RB for City of Westlake Series 2022 (NR/NR)
900,000	5.300		10/01/2037	915,908
Seminole Palms Community Development District City of Palm Coast Florida Special Assessment Bonds Series 2024 Assessment Area Two (NR/NR)
1,750,000	5.500	(d)	05/01/2055	1,683,985
Seminole Palms Community Development District Special Assessment Bonds Series 2023 (NR/NR)
875,000	5.700		05/01/2053	888,315
Shadowlawn Community Development District Special Assessment Revenue Bonds Series 2024 (NR/NR)
2,600,000	5.500		05/01/2044	2,576,131
3,300,000	5.850		05/01/2054	3,265,026
Shell Point Community Development District Special Assessment Bonds Series 2019 (NR/NR)
2,200,000	5.250	(d)	11/01/2039	2,227,206
2,815,000	5.375	(d)	11/01/2049	2,833,442
Sherwood Manor Community Development District Special Assessment Bonds Series 2018 (NR/NR)
3,800,000	5.250	(d)	11/01/2049	3,808,944
Sherwood Manor Community Development District Special Assessment RB Series 2023 (NR/NR)
825,000	5.500		05/01/2043	842,328
1,435,000	5.625		05/01/2053	1,459,253
Shingle Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
4,000,000	5.000		05/01/2049	3,901,477
Silver Oaks Community Development District Special Assessment Bonds Series 2024 (NR/NR)
1,600,000	5.850		05/01/2054	1,607,014
Silverlake Community Development District Special Assessment Bonds Series 2023 (NR/NR)
885,000	5.500		05/01/2053	900,325
Six Mile Creek Community Development District Capital Improvement RB Series 2021 (NR/NR)
790,000	4.000		05/01/2052	643,114
Six Mile Creek Community Development District Capital Improvement RB Series 2023 (NR/NR)
1,375,000	5.700		05/01/2054	1,400,178

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Six Mile Creek Community Development District Special Assessment for Assessment Area 3 Phase 1 Series 2021 (NR/NR)
$1,325,000	3.500%		05/01/2041	$1,085,914
Six Mile Creek Community Development District Special Assessment Refunding for Area 2 Phase 3A Project Series 2020 (NR/NR)
300,000	4.125		11/01/2040	283,072
940,000	4.250		11/01/2050	836,507
Six Mile Creek Community Development District St. Johns County Florida Capital Improvement RB Series 2024 (NR/NR)
1,090,000	5.375		05/01/2055	1,039,987
Solaeris Community Development District St. Lucie County Florida Special Assessment Bonds Series 2024 (NR/NR)
1,650,000	6.000		05/01/2044	1,670,375
2,525,000	6.250		05/01/2055	2,547,182
Somerset Bay Community Development District Hernando County Florida Capital Improvement RB Series 2024 Assessment Area One (NR/NR)
1,305,000	5.900	(d)	05/01/2054	1,293,017
Sorrento Pines Community Development District Special Assessment Bonds for Assessment Area One Series 2023 (NR/NR)
525,000	5.500		05/01/2053	534,091
South Fork III Community Development District Parcels V and W Special Assessment Bonds Series 2019 (NR/NR)
2,100,000	5.125	(d)	11/01/2039	2,116,178
3,480,000	5.250	(d)	11/01/2049	3,485,269
South Fork III Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
1,310,000	5.000		05/01/2038	1,317,279
2,505,000	5.375		05/01/2049	2,515,818
South Kendall Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
330,000	4.125		11/01/2040	298,806
South Village Community Development District Capital Improvement and Special Assessment Refunding Senior Lien Series 2016 A-1 (NR/A+)
770,000	3.500		05/01/2032	728,425
480,000	3.625		05/01/2035	440,029
1,690,000	3.750		05/01/2038	1,547,132
South Village Community Development District Capital Improvement and Special Assessment Refunding Subordinate Lien Series 2016 A-2 (NR/NR)
465,000	4.875		05/01/2035	466,054
95,000	5.000		05/01/2038	95,192
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2013 (NR/NR)
2,010,000	5.250		05/01/2034	2,011,188
Southern Groves Community Development District No. 5 Special Assessment Refunding Series 2019 (NR/NR)
365,000	3.600		05/01/2034	335,550
600,000	4.000		05/01/2043	520,829
Southern Groves Community Development District No. 5 Special Assessment Series 2020 (NR/NR)
410,000	4.300		05/01/2040	394,209
170,000	4.500		05/01/2046	159,242

The accompanying notes are an integral part of these financial statements.	131

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
$2,875,000	5.800%		05/01/2035	$2,664,305
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
2,505,000	5.800	*	05/01/2035	1,603,325
Southshore Bay Community Development District Hillsborough County Florida Capital Improvement Revenue Bonds Series 2024 Assessment Area Two (NR/NR)
830,000	5.625		05/01/2054	813,492
Spencer Creek Community Development District Special Assessment RB Series 2019 (NR/NR)
425,000	4.375		05/01/2029	427,352
1,000,000	5.000		05/01/2039	1,005,857
1,750,000	5.250		05/01/2049	1,753,111
Spring Lake Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)
1,245,000	5.125	(d)	11/01/2037	1,254,281
1,785,000	5.250	(d)	11/01/2047	1,787,874
Spring Ridge Community Development District Special Assessment RB Series A-1 (NR/NR)
910,000	4.800		05/01/2035	906,786
Springs at Lake Alfred Community Development District Special Assessment Bonds Series 2024 (NR/NR)
450,000	5.250		05/01/2044	445,257
900,000	5.600		05/01/2054	891,476
St. Johns County Industrial Development Authority RB Refunding for Life Care Ponte Vedra Obligated Group Obligated Group Series 2021 A (NR/NR)
700,000	4.000		12/15/2041	590,326
475,000	4.000		12/15/2046	376,856
2,350,000	4.000		12/15/2050	1,778,427
St. Johns County Industrial Development Authority RB Refunding for Presbyterian Retirement Communities, Inc. Obligated Group Series 2020 A (NR/NR)
7,475,000	4.000		08/01/2055	6,191,129
Sterling Hill Community Development District RB for Capital Improvement Series 2003 B (NR/NR)
418,112	5.500	*	11/01/2010	192,332
Stonegate Community Development District Special Assessment Refunding Bonds Series 2013 (NR/NR)
2,130,000	5.000		05/01/2034	2,130,969
Stonegate Preserve Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,000,000	5.875		12/15/2043	1,054,144
1,200,000	6.125		12/15/2053	1,273,206
Stoneybrook Community Development District Tax Exempt Special Assessment RB for Village of Estero Series 2022-1 (NR/AA-)
1,250,000	4.300		05/01/2052	1,155,683
Stoneybrook North Community Development District Capital Improvement Revenue Refunding Bonds Series 2022 (NR/NR)
670,000	6.375		11/01/2052	719,203
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,100,000	4.500		06/15/2039	1,099,612
1,100,000	4.625		06/15/2049	1,064,483

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2023 (NR/NR)
$555,000	5.500%		06/15/2053	$575,132
Stoneybrook South Community Development District Special Assessment Bonds Refunding for Assessment Area Two-A Project Series 2014 (NR/NR)
1,750,000	5.125		11/01/2034	1,835,929
3,495,000	5.500		11/01/2044	3,606,574
Stoneybrook South Community Development District Special Assessment Series 2020 (NR/NR)
2,875,000	3.750	(d)	12/15/2050	2,404,699
Storey Creek Community Development District Special Assessment Bonds for Assessment Area One Project Series 2019 (NR/NR)
420,000	4.000		12/15/2039	382,019
860,000	4.125		12/15/2049	733,865
Storey Creek Community Development District Special Assessment Bonds Series 2022 (NR/NR)
575,000	5.200		06/15/2042	577,592
925,000	5.375		06/15/2052	932,205
Storey Creek Community Development District Special Assessment Bonds Series 2024 (NR/NR)
990,000	5.500		06/15/2054	1,009,420
Storey Drive Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,000,000	4.000		06/15/2052	801,225
Storey Park Community Development District Special Assessment Bonds for Assessment Area Four Project Series 2021 (NR/NR)
325,000	3.300	(d)	06/15/2041	281,588
Storey Park Community Development District Special Assessment Bonds for City of Orlando Series 2022 (NR/NR)
1,000,000	5.150		06/15/2052	993,780
Stuart Crossing Community Development District Special Assessment Bonds Series 2024 (NR/NR)
900,000	5.500	(d)	05/01/2054	879,975
Summer Woods Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,600,000	4.000		05/01/2052	1,296,599
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2020 (NR/NR)
870,000	3.750		05/01/2040	745,938
1,150,000	4.000		05/01/2050	943,367
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/NR)
405,000	3.400		05/01/2041	338,120
275,000	4.000		05/01/2051	225,686
Summerstone Community Development District Special Assessment Series 2020 (NR/NR)
705,000	3.750		05/01/2040	641,894
875,000	4.000		05/01/2051	760,552
Sunbridge Stewardship District Special Assessment RB for Weslyn Park Project Series 2022 (NR/NR)
1,000,000	5.200		05/01/2042	1,004,351
1,800,000	5.350		05/01/2052	1,807,198
Sunbridge Stewardship District Special Assessment RB Series 2022 (NR/NR)
1,550,000	5.500		05/01/2052	1,572,531

132	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
$1,615,000	4.000%		05/01/2038	$1,473,938
Talis Park Community Development District Capital Improvement RB Refunding Subordinate Series 2016 A-2 (NR/NR)
405,000	3.750		05/01/2026	403,630
1,550,000	4.000		05/01/2033	1,504,307
Tamarindo Community Development District Special Assessment Bonds Series 2021 (NR/NR)
715,000	3.375		05/01/2041	579,018
Tapestry Community Development District Special Assessment RB Series 2016 (NR/NR)
1,110,000	4.800		05/01/2036	1,110,405
1,715,000	5.000		05/01/2046	1,688,946
Tern Bay Community Development District Special Assessment Bonds Series 2022 (NR/NR)
4,400,000	4.000		06/15/2042	3,871,334
Terreno Community Development District Collier County, Florida Special Assessment Bonds Series 2025 (NR/NR)
840,000	5.400		05/01/2045	841,038
900,000	5.650		05/01/2055	900,285
Terreno Community Development District Special Assessment Bonds Series 2023 (NR/NR)
900,000	5.250		05/01/2053	894,231
Timber Creek Southwest Community Development District Special Assessment Bonds for Assessment Area Two Project Series 2021 (NR/NR)
2,050,000	3.300		12/15/2041	1,649,722
Timber Creek Southwest Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,000,000	4.000		06/15/2040	894,296
Tison’s Landing Community Development District Special Assessment RB Refunding & Improvement Bonds Senior Series 2016 A-1 (NR/A+)
685,000	3.375		05/01/2032	645,022
1,345,000	3.600		05/01/2037	1,245,325
Tolomato Community Development District Special Assessment GO Refunding Bonds Senior Lien Series 2018 A-1 (AGM) (NR/AA)
1,760,000	3.750		05/01/2040	1,677,622
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 A-2 (NR/NR)
375,000	5.625	(d)	05/01/2040	382,697
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 B-2 (NR/NR)
300,000	5.125		05/01/2039	302,759
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,155,000	4.250		05/01/2037	1,122,871
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 C (NR/NR)
8,310,000	4.400	(d)	05/01/2040	7,957,555
Toscana Isles Community Development District Special Assessment RB Series 2014 (NR/NR)
145,000	5.750		11/01/2027	148,790
1,955,000	6.250		11/01/2044	2,024,593

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Toscana Isles Community Development District Special Assessment RB Series 2018 (NR/NR)
$2,645,000	5.375%		11/01/2039	$2,717,920
5,390,000	5.500		11/01/2049	5,486,202
Touchstone Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,560,000	4.625	(d)	06/15/2038	1,518,088
2,440,000	4.750	(d)	06/15/2048	2,288,883
Touchstone Community Development District Special Assessment Bonds Series 2019 (NR/NR)
550,000	4.000		12/15/2040	481,901
1,145,000	4.125		12/15/2049	961,613
Towne Park Community Development District Special Assessment Area 3B Project Series 2019 (NR/NR)
1,085,000	4.625		05/01/2050	990,520
Towne Park Community Development District Special Assessment Area 3D Project Series 2020 (NR/NR)
525,000	3.625	(d)	05/01/2040	459,929
1,000,000	4.000	(d)	05/01/2051	856,052
Towns at Woodsdale Community Development District (Pasco County, Florida) Capital Improvement RB, Series 2023 (NR/NR)
1,220,000	6.375	(d)	11/01/2053	1,278,566
Tradition Community Development District No. 9 Port St. Lucie, Florida Special Assessment Bonds Series 2025 (NR/NR)
1,000,000	5.650	(g)	05/01/2056	984,822
Tradition Community Development District No. 9 Special Assessment Bonds Series 2021 (NR/NR)
1,700,000	3.000		05/01/2041	1,302,720
1,300,000	4.000		05/01/2052	1,047,131
Trevesta Community Development District Special Assessment Area 1 Phase 2 Project Series 2018 (NR/NR)
975,000	5.375	(d)	11/01/2049	989,672
Trevesta Community Development District Special Assessment Area 2 Project Series 2020 (NR/NR)
875,000	3.750	(d)	05/01/2040	784,300
Triple Creek Community Development District Special Assessment for Villages N&P Projects Series 2021 (NR/NR)
700,000	3.500		11/01/2041	574,855
Triple Creek Community Development District Special Assessment Series 2017 A (NR/NR)
590,000	5.250		11/01/2027	599,071
2,735,000	6.125		11/01/2046	2,833,948
Triple Creek Community Development District Special Assessment Series 2018 A (NR/NR)
785,000	4.700	(d)	11/01/2029	795,242
1,525,000	5.125	(d)	11/01/2038	1,546,208
2,165,000	5.375	(d)	11/01/2048	2,184,607
Triple Creek Community Development District Special Assessment Series 2019 A (NR/NR)
1,000,000	4.625		05/01/2039	971,324
1,990,000	4.750		05/01/2050	1,843,332
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2017 (NR/NR)
4,625,000	4.750	(d)	11/01/2048	4,320,100
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2018 (NR/NR)
1,200,000	5.000		11/01/2039	1,206,091
1,850,000	5.125		11/01/2049	1,827,936

The accompanying notes are an integral part of these financial statements.	133

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

TSR Community Development District Special Assessment RB for 2016 Project Series 2016 (NR/NR)
$710,000	4.000%		11/01/2027	$708,900
3,160,000	4.625		11/01/2037	3,089,740
2,790,000	4.750		11/01/2047	2,616,903
TSR Community Development District Special Assessment RB for Village 4 Project Series 2015 A (NR/NR)
2,420,000	5.625		11/01/2045	2,459,722
Tuckers Pointe Community Development District Special Assessment RB Series 2022 (NR/NR)
1,400,000	4.000		05/01/2052	1,139,696
Tuckers Pointe Community Development District Special Assessment Revenue Note Series 2022 (NR/NR)
4,200,000	3.625		05/01/2032	3,961,206
Turnbull Creek Community Development District Senior Special Assessment Refunding Series 2015 A-1 (NR/A)
2,245,000	4.375		05/01/2035	2,211,717
Twisted Oaks Pointe Community Development District City of Wildwood Florida Special Assessment Bonds Series 2024 Assessment Area Three Project (NR/NR)
1,250,000	6.000		05/01/2055	1,256,426
Twisted Oaks Pointe Community Development District City of Wildwood, Florida Special Assessment Bonds, Series 2023 Assessment Area One Project (NR/NR)
575,000	5.375		05/01/2043	577,854
Twisted Oaks Pointe Community Development District City of Wildwood, Florida Special Assessment Bonds, Series 2023 Assessment Area Two Project (NR/NR)
675,000	5.875		05/01/2043	691,393
650,000	6.125		05/01/2054	667,807
Twisted Oaks Pointe Community Development District Special Assessment Bonds for Assessment Area One Series 2023 (NR/NR)
750,000	5.625		05/01/2053	755,829
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (NR/A)
1,695,000	3.500		05/01/2032	1,626,036
2,535,000	3.625		05/01/2037	2,344,032
Two Creeks Community Development District RB Refunding for Capital Improvement Subordinate Lien Series 2016 A-2 (NR/NR)
615,000	4.750		05/01/2037	611,542
Two Lakes Community Development District Special Assessment Bonds Series 2024 (Tax-Exempt) (NR/BBB)
1,000,000	5.000		05/01/2044	1,014,693
1,545,000	5.000		05/01/2055	1,545,077
Two Lakes Community Development District Special Assessment Expansion Area Series 2019 (NR/NR)
2,300,000	3.750		12/15/2039	2,005,705
Two Lakes Community Development District Special Assessment Series 2017 (NR/NR)
1,000,000	5.000	(d)	12/15/2032	1,027,735
1,705,000	5.000	(d)	12/15/2037	1,728,204
5,330,000	5.000	(d)	12/15/2047	5,242,201
Two Rivers East Community Development District Special Assessment Bonds Series 2023 (NR/NR)
3,190,000	5.875		05/01/2053	3,235,103

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Two Rivers North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
$1,850,000	5.250%		05/01/2052	$1,844,405
Two Rivers Two Rivers West Community Development District Special Assessment Bonds Series 2023 (NR/NR)
2,000,000	6.125		11/01/2053	2,066,506
Two Rivers West Community Development District Pasco County Florida Special Assessment Bonds Series 2024 Series 2024 Project (NR/NR)
1,375,000	5.875		05/01/2054	1,396,040
Two Rivers West Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,600,000	6.000		05/01/2043	1,660,221
2,545,000	6.250		05/01/2053	2,647,236
Union Park East Community Development District Capital Improvement RB for Assessment Area One Series 2017 A-1 (NR/NR)
2,410,000	5.500	(d)	11/01/2047	2,438,684
University Park Recreation District Special Assessment Series 2019 (BAM) (NR/AA)
2,800,000	3.375		05/01/2045	2,387,291
Varrea South Community Development District Capital Improvement RB Series 2023 (NR/NR)
1,375,000	5.400		05/01/2053	1,393,459
V-Dana Community Development District Lee County Florida Special Assessment Bonds Series 2025 (NR/NR)
900,000	5.375		05/01/2045	890,335
1,250,000	5.550		05/01/2055	1,232,816
V-Dana Community Development District Lee County, Florida Special Assessment Bonds, Series 2023 Assessment Area Two – 2023 Project Area (NR/NR)
1,000,000	5.250		05/01/2043	1,006,632
V-Dana Community Development District Special Assessment Bonds for Assessment Area Two Series 2023 (NR/NR)
2,115,000	5.500		05/01/2054	2,127,712
V-Dana Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
1,400,000	4.000	(d)	05/01/2051	1,148,949
Venetian Parc Community Development District Special Assessment Area One Project Series 2013 (NR/NR)
200,000	6.000		11/01/2027	206,140
2,050,000	6.500		11/01/2043	2,173,175
Ventana Community Development District Special Assessment RB Series 2018 (NR/NR)
4,655,000	5.125	(d)	05/01/2049	4,594,664
Veranda Community Development District II Special Assessment Area 1 Gardens East Project Series 2018 A (NR/NR)
645,000	5.000		11/01/2039	648,537
1,100,000	5.125		11/01/2049	1,086,881
Veranda Community Development District II Special Assessment Area 2 Preserve West Project Series 2018 A (NR/NR)
955,000	5.000		11/01/2039	960,237
1,555,000	5.125		11/01/2049	1,536,454
Veranda Community Development District II Special Assessment Refunding for Veranda Estates Project Series 2021 (NR/NR)
245,000	3.600	(d)	05/01/2041	203,919
Veranda Community Development District II Special Assessment Refunding for Veranda Oaks Project Series 2021 (NR/NR)
505,000	3.600	(d)	05/01/2041	420,323

134	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Veranda Community Development District II Special Assessment Refunding for Veranda Oaks Project Series 2021 (NR/NR) – (continued)
$815,000	4.000	%(d)	05/01/2051	$662,893
Veranda Community Development District Special Assessment Area Five Phase 2 Veranda Estates Project RB Refunding Series 2024 (NR/NR)
1,025,000	5.375		05/01/2044	1,032,763
475,000	5.625		05/01/2054	476,266
Veranda Community Development District Special Assessment Area Five Phase 3 Preserve East Project RB Refunding Series 2024 (NR/NR)
1,600,000	5.125		05/01/2044	1,607,621
3,250,000	5.375		05/01/2054	3,249,154
Veranda Landing Community Development District Special Assessment Bonds, Series 2023 (NR/NR)
900,000	5.500		06/15/2053	912,647
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
4,355,000	4.000		05/01/2031	4,220,358
1,700,000	4.125		05/01/2034	1,614,909
1,000,000	4.250		05/01/2037	923,012
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (NR/BBB+)
1,980,000	4.000	(d)	05/01/2031	1,957,488
2,940,000	4.000	(d)	05/01/2037	2,783,831
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
735,000	5.125		11/01/2035	748,109
990,000	5.250		11/01/2046	994,136
Verano #2 Community Development District City of Port St. Lucie Florida Special Assessment Bonds Series 2024 (NR/NR)
875,000	5.500		05/01/2044	875,677
1,910,000	5.800		05/01/2054	1,911,700
Verano #2 Community Development District Special Assessment Bonds for Assessment Area – Pod D7 Project Area Series 2024 (NR/NR)
575,000	5.350		05/01/2044	564,303
735,000	5.625		05/01/2055	719,299
Verano Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,000,000	6.625		11/01/2052	1,057,051
Verano Community Development District Special Assessment Bonds Series 2023 (NR/NR)
500,000	5.375		05/01/2043	509,060
800,000	5.625		05/01/2053	817,203
Verano No. 2 Community Development District Special Assessment Bonds for POD C Project Series 2020 (NR/NR)
265,000	4.000		05/01/2040	236,429
1,700,000	4.000		05/01/2050	1,402,745
Verano No. 2 Community Development District Special Assessment Bonds for POD D Project Series 2020 (NR/NR)
370,000	4.000		05/01/2040	330,109
2,015,000	4.000		05/01/2050	1,660,227
Verano No. 2 Community Development District Special Assessment Bonds for POD E Project Series 2020 (NR/NR)
265,000	4.000		05/01/2040	236,429

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Verano No. 2 Community Development District Special Assessment Bonds for POD E Project Series 2020 (NR/NR) – (continued)
$1,740,000	4.000%		05/01/2050	$1,433,645
Vida’s Way Community Development District Special Assessment Bonds for Assessment Area One Series 2024 (NR/NR)
1,080,000	4.875		05/01/2044	1,021,751
1,750,000	5.200		05/01/2054	1,643,688
Viera Stewardship District Special Assessment RB Series 2023 (NR/NR)
1,000,000	5.300		05/01/2043	1,012,542
2,750,000	5.500		05/01/2054	2,779,083
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
870,000	3.750		05/01/2037	779,438
Village Community Development District No. 13 Special Assessment RB Series 2019 (NR/NR)
9,470,000	3.700		05/01/2050	7,740,414
Village Community Development District No. 13 Special Assessment RB Series 2020 (NR/NR)
4,085,000	3.250	(d)	05/01/2040	3,454,762
9,070,000	3.500	(d)	05/01/2051	7,084,889
Village Community Development District No. 15 Special Assessment Rb Series 2023 (NR/NR)
4,600,000	5.250	(d)	05/01/2054	4,694,170
Village Community Development District No. 15 Special Assessment RB Series 2023 (NR/NR)
2,050,000	5.000	(d)	05/01/2043	2,083,437
Village Community Development District Special Assessment RB Series 2021 (NR/NR)
4,340,000	3.250		05/01/2052	3,188,138
Villages of Glen Creek Community Development District Capital Improvement RB Series 2022A (NR/NR)
1,150,000	5.250		05/01/2053	1,144,294
Villages of Glen Creek Community Development District Capital Improvement Revenue and Refunding Bonds Series 2022 (NR/NR)
1,100,000	4.000		05/01/2052	895,476
Villamar Community Development District Special Assessment Bonds Series 2019 (NR/NR)
885,000	4.625		05/01/2039	853,516
1,355,000	4.875		05/01/2050	1,280,320
Villamar Community Development District Special Assessment Bonds Series 2020 (NR/NR)
555,000	3.750		05/01/2040	501,938
1,000,000	4.000		05/01/2051	820,678
Villamar Community Development District Special Assessment Bonds, Series 2024 (NR/NR)
570,000	5.500		05/01/2044	577,765
1,000,000	5.750		05/01/2054	1,009,346
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (NR/BBB)
1,000,000	3.750		11/01/2031	944,092
1,000,000	4.000		11/01/2036	942,100
1,300,000	4.125		11/01/2046	1,127,720
Waterford Community Development District Capital Improvement RB Series 2023 (NR/NR)
430,000	5.375		05/01/2043	437,222
535,000	5.600		05/01/2053	547,400

The accompanying notes are an integral part of these financial statements.	135

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Waterford Community Development District Hernando County Florida Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
$825,000	5.450%		05/01/2054	$795,099
Watergrass Community Development District II Special Assessment Bonds Series 2018 (NR/NR)
4,040,000	5.250		05/01/2049	4,044,378
Waters Edge Community Development District Pasco County Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (NR/A)
3,230,000	4.200		05/01/2036	3,065,672
Waterset Central Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,640,000	5.125	(d)	11/01/2038	1,654,348
2,800,000	5.250	(d)	11/01/2049	2,803,372
Waterset North Community Development District Special Assessment RB Series 2014 (NR/NR)
1,200,000	5.125		11/01/2035	1,200,428
1,930,000	5.500		11/01/2045	1,930,427
Wellness Ridge Community Development District Special Assessment Bonds for Assessment Area Two Series 2024 (NR/NR)
775,000	5.000	(d)	06/15/2044	751,192
1,000,000	5.200	(d)	06/15/2055	951,006
Wellness Ridge Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,320,000	5.125		06/15/2043	1,333,058
1,215,000	5.375		06/15/2053	1,230,137
Wesbridge Community Development District Special Assessment Series 2019 (NR/NR)
1,215,000	4.250		11/01/2049	1,046,566
West Hillcrest Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,150,000	5.500		06/15/2053	1,168,456
West Port Community Development District Special Assessment Area Two Series 2020 (NR/NR)
570,000	3.625	(d)	05/01/2041	472,123
1,545,000	4.000	(d)	05/01/2051	1,254,781
West Port Community Development District Special Assessment Bonds for Charlotte County Series 2022 (NR/NR)
550,000	5.250		05/01/2052	539,780
West Port Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
1,445,000	3.400		05/01/2041	1,163,134
West Villages Improvement District Capital Improvement RB for Unit of Development No. 10 Series 2024 (Assessment Area One) (NR/NR)
1,145,000	5.625		05/01/2054	1,131,777
West Villages Improvement District Special Assessment RB for Neighborhood Infrastructure Series 2022 (NR/NR)
475,000	5.375		05/01/2042	486,222
1,350,000	5.500		05/01/2053	1,373,376
West Villages Improvement District Special Assessment RB Series 2023 (NR/NR)
850,000	5.375		05/01/2043	867,095
2,265,000	5.625		05/01/2053	2,315,200

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
$2,340,000	4.750%		05/01/2039	$2,253,988
3,790,000	5.000		05/01/2050	3,656,821
West Villages Improvement District Unit of Development No. 7 Special Assessment RB Series 2023 (NR/NR)
570,000	6.250		05/01/2054	598,281
Westside Community Development District Special Assessment RB for Solara Phase 1 Assessment Area Series 2018 (NR/NR)
440,000	5.000	(d)	05/01/2038	443,699
600,000	5.200	(d)	05/01/2048	601,831
Westside Community Development District Special Assessment RB for Solara Phase 2 Assessment Area Series 2019 (NR/NR)
990,000	4.625		05/01/2039	954,780
1,590,000	4.850		05/01/2049	1,501,523
Westside Community Development District Special Assessment RB Refunding Series 2019 (NR/NR)
800,000	4.100	(d)	05/01/2037	746,185
795,000	4.125	(d)	05/01/2038	734,344
Westside Community Development District Special Assessment RB Series 2019 (NR/NR)
1,200,000	5.000		05/01/2039	1,207,029
2,000,000	5.200		05/01/2050	1,990,645
Westside Haines City Community Development District Polk County Florida Special Assessment Bonds Series 2024 Assessment Area Two Project (NR/NR)
1,630,000	5.750		05/01/2044	1,645,017
2,025,000	6.000		05/01/2054	2,052,246
Westview North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,150,000	6.000		06/15/2052	1,193,935
Westview South Community Development District Special Assessment Bonds for Assessment Area One, Series 2023 (NR/NR)
900,000	5.375		05/01/2043	905,644
2,835,000	5.600		05/01/2053	2,857,975
1,410,000	5.625		05/01/2053	1,428,297
Westview South Community Development District Special Assessment Bonds for Assessment Area Two, Series 2023 (NR/NR)
600,000	5.375		05/01/2043	603,762
Westwood of Pasco Community Development District Capital Improvement RB, Series 2023 (NR/NR)
675,000	5.625		05/01/2053	683,759
Whispering Pines Community Development District Special Assessment Bonds Series 2023 (NR/NR)
830,000	5.500		05/01/2053	844,372
Whispering Pines Community Development District Special Assessment Bonds Series 2024 (NR/NR)
420,000	5.200		05/01/2044	420,031
490,000	5.500		05/01/2054	489,519
Willowbrook Community Development District City of Winter Haven Florida Special Assessment Bonds Series 2024 Assessment Area One Project (NR/NR)
1,000,000	5.900		05/01/2055	990,885
Willows Community Development District Special Assessment RB for Manatee County Series 2022 (NR/NR)
1,100,000	5.750		05/01/2052	1,132,080

136	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Wind Meadows South Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
$1,175,000	4.000%		05/01/2052	$921,200
Wind Meadows South Community Development District Special Assessment Bonds for Assessment Area Two Series 2023 (NR/NR)
1,105,000	5.625		05/01/2053	1,119,339
Winding Cypress Community Development District Phase 3 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)
960,000	5.000		11/01/2049	932,026
Winding Cypress Community Development District Special Assessment Phase 1 and Phase 2 Assessment Area Series 2015 (NR/NR)
1,770,000	5.000		11/01/2045	1,752,797
Winding Oaks Community Development District Special Assessment Bonds for Assessment Area One Series 2024 (NR/NR)
710,000	5.400		05/01/2044	698,483
1,130,000	5.700		05/01/2055	1,108,406
Windsor Cay Community Development District Lake County Florida Special Assessment Bonds Series 2024 (NR/NR)
1,000,000	5.450		05/01/2044	1,025,999
1,000,000	5.750		05/01/2054	1,036,696
Windward at Lakewood Ranch Community Development District Capital Improvement RB Series 2022 (NR/NR)
1,040,000	4.250		05/01/2052	864,248
Windward Community Development District Special Assessment Series 2020 A-1 (NR/NR)
200,000	4.400		11/01/2035	193,947
625,000	4.250		05/01/2040	568,440
1,000,000	4.500		05/01/2051	884,644
Wiregrass Community Development District Capital Improvement RB Series 2014 (NR/NR)
380,000	5.375		05/01/2035	380,224
3,010,000	5.625		05/01/2045	3,011,004
Wiregrass Community Development District Capital Improvement RB Series 2016 (NR/NR)
770,000	4.875		05/01/2036	771,045
Wiregrass II Community Development District Special Assessment Series 2020 (NR/NR)
1,585,000	3.700		05/01/2040	1,353,715
3,450,000	3.875		05/01/2050	2,742,271
Woodcreek Community Development District Pasco County Florida Capital Improvement RB Series 2025 Assessment Area Two (NR/NR)
795,000	5.500		05/01/2055	760,642
Woodland Preserve Community Development District Manatee County Florida Special Assessment Bonds Series 2025 Assessment Area One (NR/NR)
530,000	5.300	(d)	05/01/2045	522,037
750,000	5.500	(d)	05/01/2055	733,231
Woodland Ranch Estates Community Development District Town of Dundee Florida Special Assessment Bonds Series 2025 (NR/NR)
500,000	5.550		05/01/2045	496,784
620,000	5.750		05/01/2055	614,259

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Zephyr Lakes Community Development District Special Assessment for Assessment Area Two Series 2021 (NR/NR)
$555,000	3.375%		05/01/2041	$446,288
875,000	4.000		05/01/2051	714,884

				1,775,726,708

Georgia - 1.7%

Atlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 A-1 (Aa3/A+)
1,500,000	5.250		07/01/2040	1,502,489
Atlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 B (A1/A)
1,000,000	4.000		07/01/2040	950,561
Cherokee County Water and Sewerage Authority Georgia Water and Sewerage RB, Series 2023 (Aa1/AA)
1,200,000	4.000		08/01/2053	1,105,414
Columbia County Hospital Authority Revenue Anticipation Certificates, (Wellstar Health System, Inc. Project) Series 2023A (A2/A+)
1,495,000	5.125		04/01/2053	1,530,605
Coweta County Water and Sewerage Authority RB Series 2024 (NR/AA+)
1,865,000	5.000		06/01/2054	1,941,792
Development Authority of Dekalb County RB for The Globe Academy, Inc., Project Series 2024A (Baa2/NR)
300,000	5.000		06/01/2050	288,148
480,000	5.000		06/01/2055	452,247
2,635,000	5.000		06/01/2063	2,421,731
Development Authority of Lagrange Revenue Refunding and Improvement Bonds, Series 2021A (Lagrange College Project) (NR/NR)
400,000	5.000		10/15/2052	343,525
Gainesville & Hall County Development Authority RB Refunding for Riverside Military Academy Series 2017 (NR/NR)
900,000	5.125		03/01/2052	540,000
George L Smith II Congress Center Authority RB for Convention Center Hotel Second Tier Series 2021B (NR/NR)
18,210,000	5.000	(d)	01/01/2054	16,994,304
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (NR/NR)
3,690,000	3.625	(d)	01/01/2031	3,478,367
1,340,000	5.000	(d)	01/01/2036	1,337,549
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (NR/BBB-)
12,180,000	4.000		01/01/2054	10,477,509
Main Street Natural Gas Inc. Gas Supply RB Series 2022C (NR/BBB-)
3,115,000	4.000	(d)	11/01/2026	3,114,744
Main Street Natural Gas Inc. Gas Supply RB Series 2023B (Aa1/NR)
7,000,000	5.000	(a)(b)	07/01/2053	7,349,992
Main Street Natural Gas Inc. Gas Supply RB Series 2025A (Aa3/NR)
8,775,000	5.000	(a)(b)	06/01/2055	9,363,253
Main Street Natural Gas Inc., Gas Supply RB Series 2023E-1 (Aa1/NR)
7,235,000	5.000	(a)(b)	12/01/2053	7,655,333

The accompanying notes are an integral part of these financial statements.	137

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Georgia – (continued)

Main Street Natural Gas Inc., Gas Supply RB, Series 2023C (Aa1/NR)
$500,000	5.000	%(a)(b)	09/01/2053	$526,771
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A1/NR)
3,300,000	5.000		05/15/2043	3,347,308
17,350,000	5.000		05/15/2049	18,010,237
Main Street Natural Gas, Inc. Gas Supply RB, Series 2022B (A3/NR)
25,000,000	5.000	(a)(b)	12/01/2052	25,966,220
Main Street Natural Gas, Inc., Gas Supply RB Series 2024A (Aa1/NR)
13,750,000	5.000	(a)(b)	05/01/2054	14,591,244
Main Street Natural Gas, Inc., Gas Supply RB Series 2024B (Aa1/NR)
7,500,000	5.000	(a)(b)	12/01/2054	7,991,012
Municipal Electric Authority of Georgia Plant Vogtle Project J Bonds Series 2019A (A3/A)
5,000,000	5.000		01/01/2059	5,051,097
Municipal Electric Authority RB Georgia Plant Vogtle Units 3 & 4 Project Series 2019 A (A3/A)
2,500,000	5.000		01/01/2039	2,569,099
7,000,000	5.000		01/01/2049	7,083,589
Rockdale County Development Authority RB Refunding for Pratt Paper LLC Project Series 2018 (NR/NR)
1,500,000	4.000	(d)	01/01/2038	1,424,265
The Atlanta Development Authority Convertible Capital Appreciation Economic Development Certificates for Gulch Enterprise Zone Project Series 2024-1 (NR/NR)
36,250,000	0.000	(d)(f)	12/15/2048	31,110,087
The Atlanta Development Authority Senior RB Westside Gulch Area Project Series 2024A-2 (NR/NR)
12,875,000	5.500	(d)	04/01/2039	13,098,774

				201,617,266

Guam - 0.2%

A.B. Won Pat International Airport Authority Guam General RB 2023 Series A (AMT) (Baa2/NR)
610,000	5.125		10/01/2034	636,500
220,000	5.250		10/01/2035	230,939
510,000	5.250		10/01/2036	534,514
300,000	5.375		10/01/2040	314,098
A.B. Won Pat International Airport Authority Guam General RB 2023 Series A (AMT) (Baa2/NR)
975,000	5.375		10/01/2043	1,008,713
Guam Department of Education COPS Refunding for John F. Kennedy High School & Energy Efficiency Project Series 2020 A (Ba1/B+)
7,680,000	5.000		02/01/2040	7,513,889
Guam Government Limited Obligation RB Section 30 Series 2016 A (NR/BB)
500,000	5.000		12/01/2031	508,929
Guam Government Limited Obligation Section 30 Bond Series 2016A (NR/BB)
3,000,000	5.000		12/01/2046	3,018,460
Guam Waterworks Authority RB for Water & Wastewater System Series 2020 A (Baa2/A-)
1,540,000	5.000		01/01/2050	1,565,814

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Guam – (continued)

Guam Waterworks Authority Water & Wastewater RB Series 2016 (Baa2/A-)
$5,000,000	5.000%		01/01/2046	$5,022,225

				20,354,081

Hawaii - 0.6%

Department of Budget and Finance of The State of Hawaii Special Purpose Refunding RB Hawai’I Pacific University Project Series 2024 (NR/BB)
2,750,000	5.000	(d)	07/01/2039	2,664,386
2,750,000	5.125	(d)	07/01/2043	2,600,868
Hawaii State Department of Budget & Finance for Hawaii Pacific Health Obligated Group Special Purpose RB Series 2023C (A1/NR)
16,715,000	4.000		07/01/2047	16,204,245
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2017 B (Ba3/NR)
1,200,000	4.000		03/01/2037	1,109,923
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2019 (Ba3/NR)
15,755,000	3.200		07/01/2039	13,089,894
Hawaii State Department of Budget and Finance for Hawaiian Electric Company Inc. Special Purpose RB Series 2017A (Ba3/NR)
945,000	3.500		10/01/2049	732,603
Kauai County Community Facilities District No. 2008-1 Special Tax RB for Kukui’ula Development Series 2019 (NR/NR)
2,450,000	5.000		05/15/2044	2,351,489
State of Hawaii Airports System RB Series 2022A (Aa3/AA-)
2,750,000	5.000		07/01/2047	2,781,543
State of Hawaii Department of Budget and Finance Pacific University Special Purpose Revenue Refunding Bonds Series 2018 (NR/NR)
12,700,000	6.000	(d)	07/01/2028	12,929,075
State of Hawaii Department of Budget and Finance Special Purpose RB Refunding Series 2017A (Ba3/NR)
18,675,000	3.100		05/01/2026	18,277,493

				72,741,519

Idaho - 0.0%

Avimor Community Infrastructure District No. 1 in The City of Eagle Idaho in The Counties of Ada Boise and Gem Idaho Special Assessment Bonds Series 2024 (NR/NR)
2,251,000	5.875	(d)	09/01/2053	2,300,900

Illinois - 6.7%

Belleville Tax Increment & Sales Tax Refunding RB for Carlyle Green Mount Redevelopment Project Series 2021B (NR/NR)
910,000	3.750		07/01/2041	845,051
Board of Education of The City of Chicago Dedicated Capital Improvement Series 2017 (NR/NR)
1,725,000	5.000		04/01/2046	1,726,609
Board of Education of The City of Chicago UT GO Bonds Dedicated Revenues, Series 2012A (Ba1/BB+)
6,030,000	5.000		12/01/2042	5,759,173
Board of Education of The City of Chicago UT GO Bonds Dedicated Revenues, Series 2022A (NR/BB+)
6,665,000	5.000		12/01/2047	6,345,761

138	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)

Board of Education of The City of Chicago UT GO Bonds Dedicated Revenues, Series 2023A (NR/BB+)
$2,925,000	6.000%		12/01/2049	$3,111,913
Board of Education of The City of Chicago UT GO Refunding Bonds Dedicated Revenues, Series 2017G (NR/BB+)
7,500,000	5.000		12/01/2044	7,186,117
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2016 (NR/NR)
16,000,000	6.000		04/01/2046	16,358,827
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL) (Baa3/BB+)
9,310,000	0.000	(e)	12/01/2029	7,669,590
6,345,000	0.000	(e)	12/01/2030	4,995,168
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa3/BB+)
185,000	0.000	(e)	12/01/2029	152,403
Chicago Illinois Board of Education GO Bonds Capital Appreciation Series 2009 C (Baa3/BBB)
160,000	0.000	(e)	01/01/2031	126,471
Chicago Illinois Board of Education GO Bonds Series 2017 A (NR/BB+)
5,500,000	7.000	(d)	12/01/2046	5,769,082
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa3/BB+)
23,595,000	0.000	(e)	12/01/2031	17,695,644
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (Ba1/BB+)
6,330,000	5.500		12/01/2027	6,482,556
3,000,000	5.500		12/01/2028	3,090,819
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 C (NR/BB+)
20,125,000	5.250		12/01/2035	20,135,022
10,410,000	5.250		12/01/2039	10,110,135
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2005 A (AMBAC) (Ba1/BB+)
2,300,000	5.500		12/01/2030	2,387,940
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (Ba1/BB+)
13,525,000	6.038		12/01/2029	13,410,811
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2012 B (Ba1/BB+)
11,675,000	4.000		12/01/2035	10,920,145
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (NR/BB+)
54,375,000	7.000		12/01/2044	55,054,236
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (NR/BB+)
61,035,000	6.500		12/01/2046	62,375,194
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2017H (NR/BB+)
16,390,000	5.000		12/01/2046	15,471,083
Chicago Illinois Capital Appreciation Refunding & Project Series 2009 C (Baa3/BBB)
11,415,000	0.000	(e)	01/01/2032	8,606,426

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)

Chicago Illinois GO Refunding Bonds Series 2015 C (NR/BBB)
$14,455,000	5.000%	01/01/2038	$14,420,030
Chicago Illinois O’Hare International Airport RB General Airport Senior Lien Series 2017D (AMT) (NR/A+)
255,000	5.000	01/01/2047	255,025
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (AGM) (NR/AA)
5,460,000	4.000	01/01/2052	4,819,755
Chicago Park District GO Bonds Limited Tax Series 2018 A (NR/AA-)
2,585,000	4.000	01/01/2041	2,380,415
City of Chicago Board of Education Dedicated Capital Improvement Tax Bonds Series 2023 (NR/NR)
6,850,000	5.750	04/01/2048	7,262,432
City of Chicago Board of Education UT GO Bonds for Dedicated Revenues Series 2018D (NR/BB+)
21,870,000	5.000	12/01/2046	20,643,843
City of Chicago Board of Education UT GO Bonds Series 2018D (NR/BB+)
22,920,000	5.000	12/01/2046	21,634,974
City of Chicago Board of Education UT GO Bonds Series 2022A (NR/BB+)
4,700,000	4.000	12/01/2047	3,823,289
City of Chicago GO Bonds Series 2019A (NR/BBB)
5,000,000	5.500	01/01/2049	5,075,898
City of Chicago GO Bonds Series 2021B (NR/BBB)
2,383,000	4.000	01/01/2049	1,951,720
City of Chicago IL GO Bonds Series 2019 (NR/BBB)
5,000,000	5.000	01/01/2044	5,012,575
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2022A (AMT) (NR/A+)
1,165,000	5.250	01/01/2053	1,189,065
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2022A (AMT) (AGM) (NR/AA)
20,000,000	5.500	01/01/2053	20,661,480
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2017D (NR/A+)
7,450,000	5.000	01/01/2052	7,454,410
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2022A (NR/A+)
2,400,000	4.500	01/01/2048	2,285,333
1,000,000	5.500	01/01/2055	1,037,240
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2024A (AMT) (NR/A+)
23,000,000	5.500	01/01/2053	24,149,800
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue and RR Bonds Series 2018A (AMT) (NR/A+)
7,670,000	5.000	01/01/2048	7,687,981
3,500,000	5.000	01/01/2053	3,501,784
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2018A (BAM) (NR/AA)
2,500,000	4.000	01/01/2043	2,329,837
City of Marion Williamson County Illinois Sales Tax RB Star Bond District Project Area No. 1 Series 2025 (NR/NR)
4,200,000	6.375	06/01/2045	4,246,750
13,725,000	6.625	06/01/2055	13,898,314

The accompanying notes are an integral part of these financial statements.	139

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)

Cortland Illinois Special Service Area No. 9 Special Tax Bonds for Richland Trails Project Series 2007-1 (NR/NR)
$1,675,000	5.800%		03/01/2037	$1,393,022
County of Will Illinois GO Bonds Series 2019 (Aa1/AA+)
2,500,000	4.000		11/15/2047	2,245,071
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006 (NR/NR)
863,000	5.625		03/01/2036	856,114
Eastern Illinois Economic Development Authority Business District RB for Remington Road & I-57 Business District Series 2023 (NR/NR)
4,875,000	6.000		05/01/2046	4,934,907
Illinois Finance Authority RB for Clark-Lindsey Series 2022A (NR/NR)
950,000	5.375		06/01/2042	839,745
Illinois Finance Authority RB for Depaul College Prep Foundation Series 2023A (NR/BB+)
4,000,000	5.625	(d)	08/01/2053	4,165,442
Illinois Finance Authority RB for Dominican University Series 2022 (NR/BBB-)
1,200,000	5.000		03/01/2047	1,099,232
1,050,000	5.000		03/01/2052	934,368
Illinois Finance Authority RB for Lake Forest College Series 2022A (NR/BBB)
2,250,000	5.500		10/01/2047	2,281,178
1,925,000	5.250		10/01/2052	1,880,097
Illinois Finance Authority RB for Plymouth Place Series 2022A (NR/NR)
1,750,000	6.625		05/15/2052	1,851,319
3,700,000	6.750		05/15/2058	3,915,825
Illinois Finance Authority RB for Roosevelt University Series 2007 (B2/NR)
2,950,000	5.500		04/01/2032	2,902,544
14,320,000	5.500		04/01/2037	13,515,948
Illinois Finance Authority RB for Roosevelt University Series 2019 A (NR/NR)
18,000,000	6.125	(d)	04/01/2049	17,895,852
Illinois Finance Authority RB for Roosevelt University Series 2019A (NR/NR)
16,220,000	6.125	(d)	04/01/2058	15,852,452
Illinois Finance Authority RB for University of Illinois Series 2020 (NR/BBB+)
1,000,000	4.000		10/01/2040	910,729
950,000	4.000		10/01/2050	813,499
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (NR/NR)
1,015,000	4.000		05/15/2027	1,007,505
2,825,000	5.000		05/15/2037	2,839,366
1,055,000	5.000		05/15/2047	1,023,629
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (Ba2/NR)
1,500,000	4.000		09/01/2035	1,341,039
2,000,000	4.000		09/01/2037	1,748,645
2,000,000	4.000		09/01/2039	1,703,639
1,500,000	4.000		09/01/2041	1,244,395
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (Baa3/A-)
500,000	5.000		09/01/2036	507,213
3,470,000	5.000		09/01/2046	3,492,690

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)

Illinois Finance Authority RB Refunding for Plymouth Place Obligated Group Series 2021 A (NR/NR)
$950,000	5.000%		05/15/2051	$837,945
765,000	5.000		05/15/2056	660,466
Illinois Finance Authority RB Series 2018B (NR/NR)
2,775,000	6.125	(d)	04/01/2058	2,712,118
Illinois Finance Authority RB Series 2021 (NR/BB+)
2,125,000	4.000	(d)	10/01/2042	1,840,628
Illinois Finance Authority RB Series 2022A (NR/NR)
13,050,000	5.500		06/01/2057	10,755,368
Illinois Finance Authority RB Series 2025 Rosalind Franklin University Woodlands Apartment Project (NR/NR)
16,000,000	5.250	(d)	08/01/2035	15,733,690
Illinois Finance Authority RB, Columbia College Chicago, Series 2019 (NR/BBB-)
4,325,000	5.000		12/01/2049	3,770,377
Illinois Finance Authority Revenue Refunding Bonds for The Admiral at The Lake Project Series 2017 (NR/NR)
10,995,000	5.000		05/15/2033	10,143,428
Illinois Housing Development Authority RB 2025 Series A (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
9,175,000	4.875	(g)	04/01/2050	9,195,418
Illinois State GO Bonds Series 2017 A (A3/A-)
9,500,000	5.000		12/01/2035	9,731,423
1,805,000	4.500		12/01/2041	1,759,511
4,730,000	5.000		12/01/2042	4,777,473
Illinois State GO Bonds Series 2017 D (A3/A-)
2,740,000	5.000		11/01/2028	2,846,910
Illinois State GO Bonds Series 2018 A (A3/A-)
5,280,000	5.000		05/01/2042	5,348,030
5,280,000	5.000		05/01/2043	5,334,562
Illinois State GO Bonds Series 2019 C (A3/A-)
1,500,000	4.000		11/01/2042	1,367,438
Illinois State GO Bonds Series 2020 (A3/A-)
1,575,000	5.500		05/01/2039	1,663,715
4,250,000	5.750		05/01/2045	4,498,145
Illinois State GO Bonds Series 2020 C (A3/A-)
1,975,000	4.250		10/01/2045	1,790,109
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004 A (NR/NR)
1,356,000	6.250		03/01/2034	1,356,906
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Bonds McCormick Place Expansion 2002 A (NATL) (Baa2/A)
3,665,000	0.000	(e)	12/15/2029	3,075,794
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Bonds McCormick Place Expansion Proj * (NATL) (Baa2/A)
1,220,000	0.000	(e)	06/15/2028	1,086,501
Metropolitan Pier & Exposition Authority Dedicated State Tax RB for McCormick Place Expansion Series 2002A (NATL) (Baa2/A)
11,900,000	0.000	(e)	06/15/2038	6,535,756
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL) (Baa2/A)
13,500,000	0.000	(e)	12/15/2032	9,966,715
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL) (Baa2/A)
1,320,000	0.000	(e)	12/15/2031	1,019,124

140	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)

Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (ETM) (NATL) (NR/NR)
$530,000	0.000	%(e)	06/15/2030	$443,306
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2010 B1 (AGM) (A1/AA)
3,200,000	0.000	(e)	06/15/2044	1,278,755
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 A (NR/A)
67,600,000	0.000	(e)	12/15/2056	12,971,798
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (NR/A)
97,495,000	0.000	(e)	12/15/2054	20,879,110
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (AGM) (A1/AA)
23,645,000	0.000	(e)	12/15/2056	4,826,555
Metropolitan Pier and Exposition Authority Dedicated State Tax RB Series 2002A (NATL) (Baa2/A)
2,200,000	0.000	(e)	12/15/2034	1,466,720
Metropolitan Pier and Exposition Authority McCormick Place Expansion Project RB, Series 2010B1 (AGM) (A1/AA)
3,455,000	0.000	(e)	06/15/2045	1,301,846
Metropolitan Pier and Exposition Authority McCormick Place Expansion Project Refunding Bonds Series 2022A (NR/A)
2,125,000	4.000		06/15/2052	1,805,148
Metropolitan Pier and Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 A (AGM-CR) (A1/AA)
9,150,000	0.000	(e)	12/15/2056	1,867,751
Metropolitan Pier and Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2024 B (NR/A)
4,500,000	5.000		06/15/2053	4,554,054

North Lincoln Redevelopment Project Area Certificates of Participation Evidencing Proportionate Interests in Payments to be Made With Respect to A Tax Increment Allocation Revenue Note District 1860 Development Project Tax-Exempt Series B (NR/NR)

1,000,000	5.750	(d)	12/01/2043	1,007,422
Plano Special Service Area No. 5 Special Tax Bonds for Lakewood Springs Club Series 2006 (NR/NR)
1,291,000	6.000		03/01/2036	1,207,937
Regional Transportation Authority Illinois GO Bonds Series 2016 A (Aa3/AA)
5,000,000	4.000		06/01/2046	4,616,152
Southwestern Illinois Development Authority Environmental Improvement RB Series 2012 (United States Steel Corporation Project) (B1/BB-)
3,300,000	5.750		08/01/2042	3,302,808
State of Illinois GO Bonds Series 2017 A (A3/A-)
9,500,000	4.250		12/01/2040	9,066,127
State of Illinois GO Bonds Series 2017C (A3/A-)
10,000,000	5.000		11/01/2029	10,367,168
State of Illinois GO Bonds Series 2020C (A3/A-)
1,000,000	4.000		10/01/2041	925,176
State of Illinois GO Bonds Series 2021A (A3/A-)
5,910,000	4.000		03/01/2041	5,509,000
9,000,000	5.000		03/01/2046	9,121,183

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)

State of Illinois GO Bonds Series 2022A (A3/A-)
$3,000,000	5.500%		03/01/2047	$3,114,034
State of Illinois GO Bonds Series of May 2024B (A3/A-)
3,500,000	5.250		05/01/2048	3,607,156
4,000,000	5.250		05/01/2049	4,115,245
State of Illinois GO Refunding Bonds Series 2018A (A3/A-)
2,000,000	5.000		10/01/2028	2,104,820
State of Illinois GO Unlimited Bonds Series 2017 A (A3/A-)
2,750,000	4.000		12/01/2033	2,723,306
7,950,000	4.250		12/01/2037	7,728,464
The County of Cook Illinois Multifamily Housing RB for Deerfield Supportive Living Project Series 2024 (NR/NR)
3,000,000	6.500		01/01/2045	3,048,835
Upper Illinois River Valley Development Authority Educational Facility RB for Elgin Math & Science Academy Charter School Project Series 2023A (Ba3/NR)
3,170,000	5.750	(d)	03/01/2053	3,187,099
Upper Illinois River Valley Development Authority RB Refunding for Prairie Crossing Charter School Series 2020 (NR/NR)
730,000	5.000	(d)	01/01/2045	695,122
1,800,000	5.000	(d)	01/01/2055	1,678,045
Village of Bellwood Cook County Illinois Tax Increment RB Series 2024 (NR/BBB)
2,525,000	5.000		12/01/2050	2,493,116
Village of Morton Grove Tax Increment Senior Lien RB for Sawmill Station Redevelopment Project Series 2019 (NR/NR)
2,000,000	5.000		01/01/2039	1,884,663
Village of Romeoville RB Refunding for Lewis University Series 2018 B (NR/BBB)
540,000	4.125		10/01/2041	459,506
2,330,000	4.125		10/01/2046	1,921,301

				807,789,869

Indiana - 0.3%

City of Valparaiso Indiana Exempt Facilities Refunding RB Pratt Paper LIC Project Series 2024 (NR/NR)
4,755,000	5.000	(d)	01/01/2054	4,715,054
Indiana Finance Authority Educational Facilities RB for Marian University, Inc. Series 2019 A (NR/BBB)
400,000	4.000		09/15/2049	318,371
Indiana Finance Authority Environmental Improvement Revenue Refunding Bonds Series 2021A (B1/BB-)
4,415,000	4.125		12/01/2026	4,419,590
Indiana Finance Authority Midwestern Disaster Relief RB Series 2012A (Baa3/NR)
1,000,000	4.250		11/01/2030	1,020,832
Indiana Finance Authority RB for KIPP Indianapolis, Inc. Series 2020 A (Ba1/NR)
1,780,000	5.000		07/01/2055	1,685,678
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 B (Baa3/NR)
1,000,000	3.000		11/01/2030	952,724
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 C (Baa3/NR)
1,000,000	3.000		11/01/2030	952,724
Indiana Finance Authority Student Housing RB Prg Uindy Properties Llc Series 2025 (NR/BB)
900,000	5.250		07/01/2045	880,495

The accompanying notes are an integral part of these financial statements.	141

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Indiana – (continued)

Indiana Finance Authority Student Housing RB Prg Uindy Properties LLC Series 2025 (NR/BB)
$2,050,000	5.625%		07/01/2050	$2,073,772
2,200,000	5.250		07/01/2055	2,121,964
Indiana Finance Authority Student Housing RB Series 2023A (NR/BBB-)
2,100,000	5.000		06/01/2053	2,077,111
5,500,000	5.375		06/01/2064	5,561,097
Indianapolis Airport Authority Special Facilities RB for United Air Lines, Inc. Project Series 1995 A (NR/NR)
7,520,823	6.500	*	11/15/2031	75
The Indianapolis Local Public Improvement Bond Bank, Indiana Convention Center Hotel Senior RB, Series 2023E (NR/BBB-)
2,750,000	6.000		03/01/2053	2,899,971
Town of Upland RB Refunding for Taylor University, Inc. Series 2021 (NR/A-)
3,300,000	2.500		09/01/2050	1,842,321
Town of Whiteland Indiana Economic Development RB for Patch Whiteland Project Phase II (NR/NR)
1,375,000	6.125	(d)	03/01/2049	1,373,489

				32,895,268

Iowa - 0.5%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds for Iowa Fertilizer Company Project Series 2022 (#Aaa/AA+)
2,300,000	5.000	(a)(b)(c)	12/01/2032	2,593,127
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds Series 2022 (#Aaa/AA+)
15,800,000	5.000	(c)	12/01/2032	17,813,653
Iowa Finance Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 A-1 (NR/NR)
2,050,000	4.000		05/15/2055	1,682,679
3,600,000	5.000		05/15/2055	3,416,851
Iowa Finance Authority RB for Lifespace Communities, Inc. Series 2016A (NR/NR)
6,855,000	5.000		05/15/2047	6,730,499
Iowa Finance Authority RB for Lifespace Communities, Inc. Series 2018A (NR/NR)
11,900,000	5.000		05/15/2043	11,848,224
5,735,000	5.000		05/15/2048	5,613,888
Iowa Higher Education Loan Authority Private College Facility RB Series 2022 (Baa1/BBB+)
975,000	5.375		10/01/2052	995,020
Iowa Higher Education Loan Authority Private College Facility RB University of Dubuque Project Series 2025 (NR/BBB-)
2,750,000	6.000		10/01/2055	2,863,136
Tobacco Settlement Authority Asset Backed Bonds Class 1 Senior Current Interest Bonds Series 2021A-2 (NR/BBB+)
3,000,000	4.000		06/01/2049	2,635,318

				56,192,395

Kansas - 0.1%

City of Manhattan Health Care Facilities RB Series 2022A (NR/NR)
2,070,000	4.000		06/01/2052	1,630,247
City of Manhattan RB Refunding for Meadowlark Hills Retirement Community Obligated Group Series 2021 A (NR/NR)
1,075,000	4.000		06/01/2046	901,158

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Kansas – (continued)

City of Prairie Village Special Obligation Tax Increment Revenue Refunding Bonds Series 2021 (NR/NR)
$275,000	2.875%		04/01/2030	$268,530
940,000	3.125		04/01/2036	865,736
City of Topeka Health Care Facilities RB for Brewster Place Series 2022A (NR/NR)
1,775,000	6.500		12/01/2052	1,807,521
City of Wichita Health Care Facilities RB for Presbyterian Manors Obligated Group Series III-2019 (NR/NR)
1,155,000	5.000		05/15/2028	1,155,581
1,215,000	5.000		05/15/2029	1,214,202
2,850,000	5.000		05/15/2034	2,822,679
1,190,000	5.000		05/15/2050	1,029,512
Kansas City Unified Government Sales Tax Special Obligation Capital Appreciation RB for Vacation Village Project Area Four - Multi-Sport Athletic Complex Project, Series 2015 (NR/NR)
2,440,000	0.000	(d)(e)	09/01/2034	1,275,645

				12,970,811

Kentucky - 0.2%

City of Henderson Exempt Facilities RB for Pratt Paper, LLC Project Series 2022B (NR/NR)
3,150,000	4.450	(d)	01/01/2042	3,037,780
3,375,000	4.700	(d)	01/01/2052	3,189,258
City of Henderson, Kentucky Exempt Facilities RB Pratt Paper KY, LLC Project Series 2022A (NR/NR)
1,540,000	4.700	(d)	01/01/2052	1,455,247
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2006 B (A1/A)
2,000,000	2.125		10/01/2034	1,565,839
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2008 A (A1/A)
3,000,000	2.000		02/01/2032	2,503,790
Kentucky Bond Development Corp. RB for Centre College of Kentucky Series 2021 (Baa1/A)
750,000	4.000		06/01/2046	663,600
Kentucky Bond Development Corp. RB Refunding for Transylvania University Series 2021 A (NR/A-)
205,000	4.000		03/01/2046	179,397
Kentucky Economic Development Finance Authority Hospital RB Refunding for Louisville Arena Authority, Inc. Series 2017 A (AGM) (A1/AA)
900,000	4.000		12/01/2041	839,337
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (A1/AA)
2,925,000	4.000		06/01/2045	2,671,138
Kentucky Economic Development Finance Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (A3/A-)
3,600,000	5.000		08/01/2049	3,616,033
Louisville & Jefferson County Metropolitan Government RB for Norton Healthcare Obligated Group Series 2020 A (NR/A)
1,500,000	3.000		10/01/2043	1,136,157

				20,857,576

142	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Louisiana - 1.0%

Airport Commission Of The City And County Of San Francisco San Francisco International Airport Second Series Revenue Bonds Series 2025A (Amt) (Ca) (Ba1/BB+) (PUTABLE)
$1,400,000	6.100	%(a)(b)(d)	06/01/2038	$1,524,017
Calcasieu Parish Memorial Hospital Service District RB for Southwest Louisiana Healthcare System Obligated Group Series 2019 (NR/BB)
1,600,000	5.000		12/01/2034	1,594,454
4,765,000	5.000		12/01/2039	4,543,118
City of New Orleans Public Improvement Bonds Series 2021A (A2/A+)
5,000,000	5.000		12/01/2050	5,112,354
Lakeshore Villages Master Community Development District Special Assessment RB Series 2022 (NR/NR)
1,410,000	5.500		06/01/2052	1,414,116
Lakeshore Villages Master Community Development District Special Assessment Series 2019 (NR/NR)
1,900,000	4.125	(d)	06/01/2039	1,704,709
2,300,000	4.375	(d)	06/01/2048	1,947,564
Lakeshore Villages Master Community Development District Special Assessment Series 2021 (NR/NR)
1,810,000	3.200		06/01/2041	1,429,247
Louisiana Local Government Environmental Facilities & Community Development Authority RB for Downsville Community Charter School Project Series 2023 (NR/NR)
5,395,000	6.625	(d)	06/15/2062	5,443,762
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds for Westlake Chemical Corp. Project Series 2017 (Baa2/BBB+)
8,865,000	3.500		11/01/2032	8,464,831
Louisiana Public Facilities Authority RB for Geo Academies Mid- City Project Series 2022 (NR/NR)
930,000	6.125	(d)	06/01/2052	949,648
1,325,000	6.250	(d)	06/01/2062	1,354,373
Louisiana Public Facilities Authority RB for Jefferson Rise Charter School Project Series 2022A (NR/NR)
900,000	6.250	(d)	06/01/2052	892,714
1,850,000	6.375	(d)	06/01/2062	1,839,329
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (AGM) (NR/AA)
2,000,000	3.000		06/01/2050	1,450,269
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2017 (A3/A)
7,725,000	4.000		05/15/2042	7,421,754
3,100,000	5.000		05/15/2046	3,117,139
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)
2,470,000	4.000	(d)	06/01/2051	1,854,957
2,070,000	4.000	(d)	06/01/2056	1,506,295
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)
1,640,000	4.000	(d)	06/01/2051	1,231,632
1,065,000	4.000	(d)	06/01/2056	774,978
Louisiana Public Facilities Authority Revenue Bonds Series 2024A (NR/NR)
4,730,000	7.375	(d)	06/01/2054	5,029,322
4,600,000	7.500	(d)	06/01/2059	4,909,809
Louisiana Public Facilities Authority Revenue Refunding Bonds for Ochsner Clinic Foundation Project Series 2017 (A3/A)
10,000,000	5.000		05/15/2042	10,089,206

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Louisiana – (continued)

Louisiana Public Facilities Authority Senior Lien RB I-10 Calcasieu River Bridge Public-Private Partnership Project Series 2024 (AMT) (Baa3/NR)
$23,900,000	5.750%		09/01/2064	$25,149,308
18,385,000	5.000		09/01/2066	17,990,542
Parish of St. James RB for NuStar Logistics LP Series 2010 (Ba1/BB+)
2,375,000	6.350	(d)	07/01/2040	2,578,854
Plaquemines Port Harbor and Terminal District Dock and Wharf Facilities RB Nola Terminal LLC Project Series 2024A (NR/NR)
6,450,000	9.000	(d)	12/01/2044	6,306,311

				127,624,612

Maine - 0.1%

Finance Authority of Maine RB Series 2021 (NR/NR)
10,175,000	8.000	(d)*	12/01/2051	203,500
Finance Authority of Maine Solid Waste Disposal RB for Casella Waste Systems, Inc. Project Series 2024 (B1/B+)
2,975,000	4.625	(a)(b)(d)	12/01/2047	3,000,337
Maine Health & Higher Educational Facilities Authority RB for Maine Medical Center Series 2018 A (A1/A+)
4,000,000	5.000		07/01/2048	4,037,688
Maine Health and Higher Educational Facilities Authority RB Eastern Maine Healthcare Systems Obligated Group Issue Series 2016A (Ba3/BB-)
125,000	4.000		07/01/2046	98,087
4,610,000	5.000		07/01/2046	4,237,213

				11,576,825

Maryland - 0.8%

Baltimore County RB for Riderwood Village Facility Series 2020 (NR/NR)
3,000,000	4.000		01/01/2039	2,856,851
Baltimore Maryland Special Obligation Refunding for Baltimore Research Park Project Series 2017 A (NR/NR)
2,950,000	4.500		09/01/2033	2,930,692
3,000,000	5.000		09/01/2038	3,010,148
City Council of Baltimore Convention Center Hotel Revenue Refunding Bonds Series 2017 (NR/B+)
7,775,000	5.000		09/01/2042	7,566,509
City of Baltimore RB Refunding for Baltimore Hotel Corp. Series 2017 (NR/B+)
1,400,000	5.000		09/01/2028	1,418,891
2,235,000	5.000		09/01/2039	2,204,295
14,715,000	5.000		09/01/2046	14,300,471
City of Baltimore Tax Allocation for Harbor Point Special Taxing District Project Series 2019 B (NR/NR)
325,000	3.550	(d)	06/01/2034	298,850
200,000	3.700	(d)	06/01/2039	175,946
300,000	3.875	(d)	06/01/2046	254,536
City of Baltimore Tax Allocation Refunding Senior Lien for Harbor Point Special Taxing District Project Series 2019 A (NR/NR)
290,000	3.400	(d)	06/01/2034	268,577
310,000	3.450	(d)	06/01/2035	285,571
550,000	3.500	(d)	06/01/2039	485,622
1,650,000	3.625	(d)	06/01/2046	1,382,730

The accompanying notes are an integral part of these financial statements.	143

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Maryland – (continued)

City of Brunswick Special Tax Refunding for Brunswick Crossing Special Taxing District Series 2019 (NR/NR)
$1,450,000	5.000%		07/01/2036	$1,461,922
County of Baltimore RB Refunding for Oak Crest Village, Inc. Series 2020 (NR/NR)
2,370,000	4.000		01/01/2050	2,021,462
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (NR/NR)
1,850,000	4.000		01/01/2045	1,654,679
9,765,000	4.000		01/01/2050	8,403,153
County of Prince George’s Special Obligation Bonds for Westphalia Town Center Project Series 2018 (NR/NR)
4,535,000	5.250	(d)	07/01/2048	4,566,849
Frederick County Urbana Community Development Authority Special Tax Series 2020 C (NR/NR)
3,695,000	4.000	(d)	07/01/2050	3,203,724
Maryland Economic Development Corp. RB for Baltimore City Project Series 2018 A (NR/BBB)
2,375,000	5.000		06/01/2058	2,389,426
Maryland Economic Development Corp. RB for Morgan State University Project Series 2020 (NR/BBB-)
925,000	4.000		07/01/2040	848,532
1,400,000	4.250		07/01/2050	1,230,057
1,025,000	5.000		07/01/2050	1,029,112
2,415,000	5.000		07/01/2056	2,401,528
Maryland Economic Development Corp. RB for Ports America Chesapeake LLC Project Series 2019 A (Baa2/NR)
1,000,000	5.000		06/01/2044	1,008,777
Maryland Economic Development Corp. RB for Ports America Chesapeake LLC Project Series 2019 A (AMT) (Baa2/NR)
2,250,000	5.000		06/01/2049	2,257,575
Maryland Economic Development Corp. RB for United States Social Security Administration Series 2021 (Ba2/NR)
6,035,000	3.997		04/01/2034	4,276,119
Maryland Economic Development Corp. Senior Student Housing RB for Morgan State University Project Series 2022A (NR/BBB-)
1,000,000	5.750		07/01/2053	1,063,001
2,000,000	6.000		07/01/2058	2,152,274
Maryland Health & Higher Educational Facilities Authority RB Refunding for Frederick Health, Inc. Obligated Group Series 2020 (Baa1/NR)
1,000,000	4.000		07/01/2050	858,242
Maryland Health & Higher Educational Facilities Authority RB Refunding for St. John’s College Series 2020 (NR/A-)
840,000	3.000		10/01/2034	752,507
500,000	4.000		10/01/2040	461,544
Maryland Health and Higher Educational Facilities Authority RB for Monocacy Montessori Communities Issue Series 2023 (NR/NR)
900,000	6.125	(d)	07/01/2053	915,992
900,000	6.250	(d)	07/01/2063	916,983
Maryland Health and Higher Educational Facilities Authority RB Imagine Andrews Public Charter School Issue Series 2022A (NR/NR)
1,355,000	5.500	(d)	05/01/2052	1,303,176

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Maryland – (continued)

Maryland Stadium Authority Baltimore City Public Schools Construction and Revitalization Program Revenue Bonds Series 2022C (ST INTERCEPT) (Aa3/AA-)
$13,800,000	0.000	%(e)	05/01/2053	$3,333,993
10,125,000	0.000	(e)	05/01/2054	2,323,529
8,750,000	0.000	(e)	05/01/2055	1,909,172
Mayor and City Council of Baltimore City of Baltimore, Maryland Convention Center Hotel Revenue Refunding Bonds, Series 2017 (NR/B+)
1,400,000	5.000		09/01/2035	1,404,576
Mayor and City Council of Baltimore Subordinate Special Obligation RB for Harbor Point Project Series 2022 (NR/NR)
1,450,000	5.000		06/01/2051	1,422,633

				93,010,226

Massachusetts - 1.2%

Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2024 Series A (Aa1/AA+)
30,000,000	5.000		01/01/2049	31,363,065
Commonwealth of Massachusetts GO Limited Bonds Series 2016 E (Aa1/AA+)
2,130,000	3.000		04/01/2044	1,692,555
Massachusetts Development Finance Agency RB CHF Merrimack, Inc. Issue Merrimack College Student Housing Project Series 2024A (NR/BB)

1,100,000	5.000	(d)	07/01/2054	1,102,140
Massachusetts Development Finance Agency RB for Boston Medical Center Series G (Baa2/BBB)
1,740,000	5.250		07/01/2052	1,782,355
Massachusetts Development Finance Agency RB for Linden Ponds, Inc. Series 2018 (NR/NR)
1,000,000	5.000	(d)	11/15/2033	1,033,565
900,000	5.000	(d)	11/15/2038	922,447
2,350,000	5.125	(d)	11/15/2046	2,384,240
Massachusetts Development Finance Agency RB for Merrimack College Series 2022 (NR/BBB-)
2,075,000	5.000		07/01/2052	1,996,011
Massachusetts Development Finance Agency RB for Simmons College Issue Series 2015 K-1 (Baa3/BB+)
1,950,000	5.000		10/01/2036	1,916,149
Massachusetts Development Finance Agency RB for Simmons University issue, Series 2023 N (Baa3/BB+)
580,000	5.250		10/01/2039	570,192
1,450,000	5.000		10/01/2043	1,339,889
Massachusetts Development Finance Agency RB for Tufts Medicine Issue Series 2024 E (NR/BBB-)
17,725,000	8.500		10/01/2026	17,894,565
Massachusetts Development Finance Agency RB Umass Memorial Health Care Obligated Group Issue Series N-1 2025 (NR/BBB+)
13,700,000	4.500		07/01/2054	12,694,932
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (NR/BBB-)
24,315,000	5.000		07/01/2044	22,778,504
Massachusetts Housing Finance Agency Single Family Housing RB Series 242 (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
2,000,000	4.800		12/01/2055	1,985,537

144	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Massachusetts – (continued)

The Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2024 Series A (Aa1/AA+)
$6,500,000	5.000%		01/01/2054	$6,753,259
The Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2024 Series I (Aa1/AA+)
15,000,000	5.000		12/01/2051	15,663,018
The Commonwealth of Massachusetts Transportation Fund RB for Rail Enhancement Bonds Series 2024 B (Sustainability Bonds) (Aa1/AAA)
20,000,000	5.000		06/01/2054	20,869,436

				144,741,859

Michigan - 1.8%

City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)
106,985,536	4.000	(a)	04/01/2044	85,504,499
City of Detroit GO Bonds Series 2020 (Baa2/BBB)
665,000	5.500		04/01/2031	721,365
470,000	5.500		04/01/2033	505,401
280,000	5.500		04/01/2034	300,118
300,000	5.500		04/01/2035	320,812
245,000	5.500		04/01/2036	261,255
465,000	5.500		04/01/2037	494,331
495,000	5.500		04/01/2038	524,573
355,000	5.500		04/01/2039	374,497
690,000	5.500		04/01/2040	724,469
1,360,000	5.500		04/01/2045	1,405,079
City of Detroit GO Bonds Series 2021 A (Baa2/BBB)
900,000	5.000		04/01/2050	907,011
City of Detroit GO Bonds Series 2021 B (Baa2/BBB)
950,000	3.110		04/01/2028	911,968
450,000	3.244		04/01/2029	427,188
125,000	3.344		04/01/2030	117,042
475,000	3.644		04/01/2034	426,826
City of Detroit MI GO Bonds Series 2020 (Baa2/BBB)
295,000	5.500		04/01/2032	318,256
City of Detroit Unlimited Tax GO Bonds Series 2021A Tax-Exempt Social Bonds (Baa2/BBB)
675,000	4.000		04/01/2042	604,152
City of Detroit UT GO Bonds Series 2021A (Baa2/BBB)
2,750,000	5.000		04/01/2046	2,785,037
City of Detroit, County of Wayne, Unlimited Tax GO Bonds Series 2023C (Tax Exempt) (Baa2/BBB)
1,200,000	6.000		05/01/2043	1,317,730
City of Detroit, County of Wayne, Unlimited Tax GO Bonds Series 2021A (Baa2/BBB)
725,000	4.000		04/01/2041	660,470
City of Detroit, County of Wayne, Unlimited Tax GO Social Bonds Series 2023A (Tax Exempt) (Baa2/BBB)
3,675,000	6.000		05/01/2039	4,114,205
City of Kalamazoo Economic Development Corporation Limited Obligation RB for Heritage Community of Kalamazoo Revel Creek Project Series 2020A (NR/NR)
3,880,000	5.000		05/15/2055	3,485,221
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)
3,401,333	4.000	(a)	04/01/2044	2,718,398

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Michigan – (continued)

Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (Aa3/AA)
(3M USD SOFR + 0.60%)
$4,675,000	3.663	%(h)	07/01/2032	$4,608,173
Grand Rapids Charter Township Economic Development Corp. RB Refunding for United Methodist Retirement Communities, Inc. Obligated Group Series 2020 (NR/NR)
7,875,000	5.000		05/15/2037	7,788,163
4,125,000	5.000		05/15/2044	3,926,385
Ivywood Classical Academy Public School Academy Bonds, Series 2023 (NR/NR)
900,000	6.000		01/01/2054	897,158
900,000	6.250		01/01/2059	903,977
Kentwood Economic Development Corp. RB for Holland Home Obligated Group Series 2021 (NR/NR)
475,000	4.000		11/15/2045	397,336
Kentwood Economic Development Corp. RB Refunding for Holland Home Obligated Group Series 2022 (NR/NR)
1,725,000	4.000		11/15/2043	1,465,750
Michigan Finance Authority Act 38 Facilities Senior RB for the Henry Ford Health Detroit South Campus Central Utility Plant Project Series 2024 (Green Bonds) (A3/NR)
2,790,000	4.375		02/28/2054	2,640,848
Michigan Finance Authority Higher Education Facilities Limited Obligation Revenue Refunding Bonds for Lawrence Technology University Series 2017 (NR/BBB-)
4,570,000	5.000		02/01/2047	4,340,331
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A2/A)
975,000	4.000		11/15/2050	878,188
Michigan Finance Authority Hospital RB for McLaren Health Care Corp. Obligated Group Series 2019 A (A1/NR)
1,550,000	4.000		02/15/2050	1,350,636
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Second Lien Series 2015 C (A1/A+)
1,600,000	5.000		07/01/2033	1,605,554
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Series 2015 D-1 (Aa3/AA-)
750,000	5.000		07/01/2035	752,565
Michigan Finance Authority Public School Academy Limited Obligation Revenue & Revenue Refunding Bonds Series 2021 (NR/BB+)
800,000	4.000		12/01/2041	680,310
1,230,000	4.000		12/01/2051	974,338
Michigan Finance Authority Public School Academy Limited Obligation Revenue Refunding Bonds Series 2021 (NR/NR)
1,500,000	4.250		12/01/2039	1,258,908
1,190,000	5.000		12/01/2046	1,035,200
Michigan Finance Authority RB Refunding for Hanley International Academy, Inc. Series 2021 (NR/BB+)
1,000,000	5.000		09/01/2040	978,942
Michigan Finance Authority RB Refunding for Kettering University Series 2020 (NR/NR)
475,000	4.000		09/01/2045	388,112
500,000	4.000		09/01/2050	388,993

The accompanying notes are an integral part of these financial statements.	145

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Michigan – (continued)

Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 A-1 (NR/A-)
$7,225,000	3.267%		06/01/2039	$6,762,301
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-2 Class 2 (NR/NR)
252,800,000	0.000	(e)	06/01/2065	25,934,979
Michigan Mathematics & Science Initiative RB Refunding Series 2021 (NR/BB+)
705,000	4.000		01/01/2031	677,414
1,115,000	4.000		01/01/2041	962,209
1,695,000	4.000		01/01/2051	1,362,111
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (AGM) (A1/AA)
2,545,000	4.125		06/30/2035	2,470,265
Michigan Strategic Fund RB Refunding for United Methodist Retirement Communities, Inc. Obligated Group Series 2020 (NR/NR)
1,875,000	5.000		05/15/2037	1,854,325
1,400,000	5.000		05/15/2044	1,332,591
Michigan Strategic Fund Variable Rate Limited Obligation RB for Graphic Packaging International Coated Recycled Board Machine Project Green Bonds Series 2021 (Ba2/BB) (PUTABLE)
6,700,000	4.000	(a)(b)	10/01/2061	6,687,657
Michigan tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 B (NR/CCC-)
42,935,000	0.000	(e)	06/01/2052	5,413,026
Michigan Tobacco Settlement Finance Authority Tobacco Settlement Asset Backed RB Series C (NR/NR)
365,435,000	0.000	(e)	06/01/2058	11,352,275
Star International Academy RB Refunding Series 2020 (NR/BBB)
4,080,000	5.000		03/01/2033	4,163,637
Tipton Academy Michigan Public School Academy RB Series 2021 (NR/BB)
4,955,000	4.000		06/01/2051	3,726,551

				219,889,111

Minnesota - 0.3%

City of Eagan Minnesota Charter School Lease RB Great Oaks Academy Series 2025A (NR/NR)
400,000	6.250	(d)	02/01/2045	393,701
600,000	6.375	(d)	02/01/2055	590,605
1,150,000	6.500	(d)	02/01/2065	1,139,329
City of St. Cloud Minnesota Health Care RB Series 2024 (A2/NR)
4,980,000	5.000		05/01/2054	5,071,802
City of St. Paul Housing & Redevelopment Authority Charter School Lease RB for Higher Ground Academy Project Series 2023 (NR/BB+)
1,630,000	5.500		12/01/2057	1,655,739
City of Woodbury RB Refunding for Math & Science Academy Series 2020 A (NR/BB)
540,000	4.000		12/01/2040	458,962
425,000	4.000		12/01/2050	333,395
Duluth Economic Development Authority Health Care Facilities RB for Essentia Health Obligated Group Series 2018A (NR/A-)
18,575,000	5.250		02/15/2058	18,827,557

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Minnesota – (continued)

Duluth Economic Development Authority Health Care Facilities RB Refunding for Essentia Health Obligated Group Series 2018 A (NR/A-)
$1,365,000	4.250%		02/15/2048	$1,226,450
Duluth Economic Development Authority RB Refunding for Benedictine Health System Obligated Group Series 2021 A (NR/NR)
1,400,000	4.000		07/01/2036	1,234,660
Duluth Independent School District No.709 COPS Refunding Series 2019 A (Baa1/NR)
2,015,000	4.000	(c)	03/01/2027	2,052,079
685,000	4.200	(c)	03/01/2027	700,137
Minnesota Higher Education Facilities Authority RB Refunding for Bethel University Project Series 2017 (NR/BB+)
1,525,000	5.000		05/01/2032	1,517,774
2,400,000	5.000		05/01/2047	2,161,192
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (Baa3/NR)
425,000	4.000		12/01/2034	387,092
650,000	4.000		12/01/2040	546,969

				38,297,443

Mississippi - 0.1%

Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2021 (Baa2/BBB+)
4,000,000	2.375		06/01/2044	2,480,304
Mississippi Development Bank Special Obligation Bonds Series 2021 (NR/BB)
1,225,000	5.000	(d)	10/01/2030	1,241,316
1,530,000	5.000	(d)	10/01/2033	1,531,418
850,000	4.000	(d)	10/01/2034	759,482
700,000	4.000	(d)	10/01/2035	614,016
750,000	4.000	(d)	10/01/2036	646,764
3,000,000	4.000	(d)	10/01/2041	2,379,528

				9,652,828

Missouri - 0.5%

Branson Regional Airport Transport Development District Series 2018A, B, & C (NR/NR)
545,266	5.000	(a)(d)*	04/01/2043	16,358
Branson Regional Airport Transport Development District Series 2018B & C (NR/NR)
2,752,991	5.000	(a)(d)*	04/01/2043	82,590
Cape Girardeau County IDA Health Facilities RB for Southeast HEALTH Obligated Group Series 2021 (A1/A+)
950,000	4.000		03/01/2041	921,404
2,825,000	3.000		03/01/2046	2,123,174
Cape Girardeau County IDA Health Facilities RB Refunding for South Eastern Health Series 2017 A (A1/A+)
1,925,000	5.000		03/01/2036	1,962,002
City of Branson Industrial Development Authority Tax Increment Refunding RB for Branson Shoppes Redevelopment Project Series 2017A (NR/NR)
2,050,000	4.000		11/01/2027	2,019,636
City of St. Louis IDA Tax Increment Financing RB for St. Louis Innovation District Project Series 2022 (NR/NR)
2,550,000	5.000		05/15/2041	2,545,437

146	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Missouri – (continued)

Health and Educational Facilities Authority of The State of Missouri Health Facilities RB Wright Memorial Hospital Series 2019 (NR/NR)
$1,065,000	5.000%		09/01/2029	$1,081,882
Health and Educational Facilities Authority of The State of Missouri Senior Living Facilities RB Lutheran Senior Services Projects Series 2024A (NR/NR)
1,850,000	5.250		02/01/2048	1,902,341
1,130,000	5.250		02/01/2054	1,147,514
I-470 Western Gateway Transportation Development District RB Series 2019 A (NR/NR)
4,750,000	5.250	(d)	12/01/2048	4,706,142
Joplin Industrial Development Authority RB for 32nd Street Place Community Improvement District Series 2021 (NR/NR)
785,000	3.500		11/01/2040	716,352
2,450,000	4.250		11/01/2050	2,001,429
Kansas City Missouri Industrial Development Authority Senior Sales Tax RB Refunding and Improvement Bonds for Ward Parkway Center Community Improvement District Series 2016 A (NR/NR)
1,000,000	5.000	(d)	04/01/2036	967,083
1,150,000	5.000	(d)	04/01/2046	1,037,517
Missouri Health & Educational Facilities Authority RB for Kansas City Art Institute Series 2018 (NR/A-)
830,000	5.000		09/01/2038	849,402
2,600,000	5.000		09/01/2048	2,613,464
Missouri Health & Educational Facilities Authority RB Refunding for J.B. Wright & Trenton Trust Obligated Group Series 2019 (NR/NR)
1,330,000	5.000		09/01/2033	1,310,512
Missouri Southern State University RB Series 2019 A (AGM) (NR/AA)
400,000	3.000		10/01/2044	315,612
500,000	3.125		10/01/2049	376,017
Plaza at Noah’s Ark Community Improvement District RB Refunding Series 2021 (NR/NR)
1,375,000	3.125		05/01/2035	1,185,269
St. Louis IDA Financing RB Refunding for Ballpark Village Development Project Series 2017 A (NR/NR)
3,250,000	4.750		11/15/2047	2,793,571
Stone Canyon Community Improvement District RB for Public Infrastructure Improvement Project Series 2007 (NR/NR)
1,250,000	5.750	*	04/01/2027	350,000
Taney County IDA Sales Tax Revenue Improvement Bonds for Big Cedar Infrastructure Project Series 2023 (NR/NR)
4,170,000	6.000	(d)	10/01/2049	4,103,599
The IDA of The City of Lee’S Summit Missouri Senior Living Facilities RB John Knox Village Series 2024A (NR/NR)
4,725,000	5.000		08/15/2039	4,886,438
The IDA of The City of St. Louis Missouri Tax Increment and Special District RB Union Station Phase 2 Redevelopment Project Series 2024A (NR/NR)
2,300,000	5.750		06/15/2054	2,309,913
The Industrial Development Authority of The County of Cape Girardeau Missouri Tax Increment and Special District RB Westpark Mall Redevelopment Project Series 2024 (NR/NR)
5,600,000	5.750	(d)	05/01/2054	5,188,845

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Missouri – (continued)

University City IDA Tax Increment Special District RB for Markets at Olive Project Series 2023A (NR/NR)
$1,965,000	4.875%		06/15/2036	$1,963,739
5,500,000	5.500		06/15/2042	5,457,196

				56,934,438

Nebraska - 0.0%

Omaha Public Power District Electric System RB 2023 Series A (Aa2/AA)
2,245,000	5.250		02/01/2053	2,379,968

Nevada - 0.4%

City of Henderson Local Improvement District No. T-21 Local Improvement Bonds Series 2022 (NR/NR)
680,000	3.500		09/01/2045	536,657
460,000	4.000		09/01/2051	377,979
City of Las Vegas Nevada Special Improvement District No. 613 Sunstone Phases III and IV Local Improvement Bonds Series 2024 (NR/NR)
550,000	5.500		12/01/2053	553,712
City of Las Vegas Special Improvement District No. 813 for Summerlin Village 26 Local Improvement Bonds Series 2017 (NR/NR)
275,000	4.250		06/01/2037	264,650
395,000	4.375		06/01/2042	373,397
455,000	4.500		06/01/2047	428,201
City of Las Vegas Special Improvement District No. 814 Special Assessment Series 2019 (NR/NR)
470,000	4.000		06/01/2039	433,662
1,285,000	4.000		06/01/2044	1,109,088
1,275,000	4.000		06/01/2049	1,059,843
City of Las Vegas Special Improvement District No. 815 Special Assessment Series 2020 (NR/NR)
905,000	5.000		12/01/2049	889,799
City of Las Vegas Special Improvement District No. 816 Special Assessment Series 2021 (NR/NR)
600,000	3.000		06/01/2041	454,645
1,270,000	3.125		06/01/2051	870,135
City of Las Vegas Special Improvement District No. 818 Summerlin Village 27 Local Improvement Bonds Series 2024 (NR/NR)
1,200,000	5.000		12/01/2054	1,160,483
City of North Las Vegas Special Improvement District No. 64 Special Assessment Bonds Series 2019 (NR/NR)
320,000	4.250		06/01/2034	308,275
320,000	4.625		06/01/2043	299,591
555,000	4.625		06/01/2049	507,157
City of Reno Nevada 2024 Special Assessment District No. 1 Quilici Ranch Local Improvement Bonds Series 2025 (NR/NR)
1,500,000	5.250	(d)	06/01/2054	1,449,038
Director of The State of Nevada Department of Business and Industry Senior Subordinated Secured RB Brightline West Passenger Rail Project Series 2025A (NR/NR)
15,075,000	9.500	(a)(b)(d)	01/01/2065	15,017,937
Henderson Local Improvement District No. T-18 Limited Obligation RB Series 2016 (NR/NR)
2,065,000	4.000		09/01/2035	1,867,304

The accompanying notes are an integral part of these financial statements.	147

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Nevada – (continued)

Las Vegas Convention & Visitors Authority Convention Center Expansion RB Series 2018B (Aa3/AA-)
$3,700,000	4.000%		07/01/2049	$3,246,234
Las Vegas Convention & Visitors Authority RB Refunding Series 2017 B (Aa3/AA-)
700,000	5.000		07/01/2030	728,533
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
2,635,000	5.000		07/01/2045	2,634,470
2,825,000	5.000		07/01/2051	2,769,767
Washoe County Nevada Gas and Water Facilities Refunding RB Series 2016B (Non-AMT) (A3/A) (PUTABLE)
5,000,000	4.125	(a)(b)	03/01/2036	5,032,061
Washoe County Nevada Gas and Water Facilities Refunding RB Series 2016C (AMT) (A3/A) (PUTABLE)
3,000,000	4.125	(a)(b)	03/01/2036	3,019,237

				45,391,855

New Hampshire - 1.0%

National Finance Authority RB for Presbyterian Senior Living Project Series 2023A (NR/NR)
2,300,000	5.250		07/01/2048	2,356,989
National Finance Authority Special RB Caldwell Ranch Project Brazoria and Fort Bend Counties Texas Series 2024 (NR/NR)
2,427,000	4.875	(d)	12/01/2033	2,397,939
National Finance Authority Special RB Easton Park Project Travis County Texas - Districts 2 and 5 Series 2024 (NR/NR)
5,500,000	5.625	(d)	02/01/2030	5,467,623
National Finance Authority Special RB Emberly and Canterra Creek Projects Fort Bend and Brazoria Counties Texas Series 2024 (NR/NR)
4,500,000	5.375	(d)	12/01/2031	4,443,532
National Finance Authority Special RB Grand Prairie Project Harris County Texas Series 2024 (NR/NR)
4,550,000	5.875	(d)	12/15/2032	4,413,237
National Finance Authority Special RB Series 2024 (NR/NR)
17,482,000	5.375	(d)	12/15/2035	17,495,652
National Finance Authority Special RB Valencia Project Brazoria County Texas Municipal Utility District Series 2024 (NR/NR)
7,250,000	5.300	(d)	12/01/2032	7,247,337
National Finance Authority Specialty Pharmacy Limited Obligation RB University Hospitals Home Care Services Inc. Series 2024A (NR/NR)
15,005,000	5.625	(d)	12/15/2033	15,190,799
6,270,000	6.250	(d)	12/15/2038	6,381,685
National Finance Authority Thomas Ranch Project Travis and Burnet Counties Texas Improvement Districts Special Revenue Capital Appreciation Bonds Series 2024 (NR/NR)
9,100,000	0.000	(d)(e)	12/01/2034	4,813,471
New Hampshire Business Finance Authority RB for Casella Waste Systems, Inc. Series 2013 (B1/B+)
4,800,000	2.950	(a)(d)	04/01/2029	4,577,693
New Hampshire Business Finance Authority RB Refunding for Covanta Holding Corp. Series 2020 A (B3/B)
6,800,000	3.625	(a)(b)(d)	07/01/2043	5,654,900
New Hampshire Business Finance Authority RB Refunding for Covanta Holding Corp. Series 2020 B (AMT) (B3/B)
10,545,000	3.750	(a)(b)(d)	07/01/2045	8,914,298

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

New Hampshire – (continued)

New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (NR/NR)
$12,450,000	4.000%	01/01/2051	$9,736,148
New Hampshire Health and Education Facilities Authority RB for Dartmouth Hitchcock Health Obligated Group 2020 A (AGM-CR) (NR/AA)
5,000,000	5.000	08/01/2059	5,242,367
New Hampshire Health and Education Facilities Authority RB Refunding for Dartmouth-Hitchcock Obligation Group Series 2017 A (NR/A)
2,150,000	5.000	08/01/2033	2,214,727
3,170,000	5.000	08/01/2035	3,256,273
2,000,000	5.000	08/01/2036	2,051,701
5,350,000	5.000	08/01/2037	5,479,015
2,935,000	5.000	08/01/2038	2,998,422
4,235,000	5.000	08/01/2039	4,317,093
1,710,000	5.000	08/01/2040	1,735,874

			126,386,775

New Jersey - 3.7%

New Jersey Economic Development Authority Energy Facilities RB for UMM Energy Partners, LLC Project Series 2012 A (AMT) (Baa2/NR)
1,000,000	4.750	06/15/2032	999,977
1,000,000	5.000	06/15/2037	990,424
1,000,000	5.125	06/15/2043	973,203
New Jersey Economic Development Authority RB for Provident Group - Kean Properties L.L.C. - Kean University Student Housing Project Series 2017 A (NR/BB-)
500,000	5.000	07/01/2037	494,748
1,150,000	5.000	07/01/2047	1,100,750
New Jersey Economic Development Authority RB Refunding for New Jersey Natural Gas Co. Series 2011 C (AMT) (A1/NR)
6,000,000	3.000	08/01/2041	4,671,633
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 A (AMT) (Ba3/BB)
5,000,000	5.625	11/15/2030	5,006,272
New Jersey Economic Development Authority Special Facility RB for Continental Airlines Project Series 1999 (Ba3/BB)
19,960,000	5.250	09/15/2029	19,980,603
New Jersey Economic Development Authority Special Facility RB for Continental Airlines Project Series 2000 (Ba3/BB)
5,000,000	5.625	11/15/2030	5,006,272
New Jersey Economic Development Authority Special Facility Revenue and Refunding Bonds Series 2017 (Baa2/NR)
1,440,000	5.000	10/01/2047	1,418,458
New Jersey Economic Development Authority State Lease RB for Health Department Project Series 2018 A (A2/A-)
2,470,000	5.000	06/15/2047	2,479,158
New Jersey Economic Development Authority State Lease RB for Juvenile Justice Commission Facilities Project Series 2018 C (A2/A-)
5,000,000	5.000	06/15/2042	5,052,942
New Jersey Economic Development Authority Tax Exempt Private Activity Bonds for Goethals Bridge Replacement Project Series 2013 (NR/A-)
1,000,000	5.375	01/01/2043	1,001,082

148	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New Jersey – (continued)

New Jersey Educational Facilities Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2017 F (Caa1/BB)
$3,450,000	4.000%		07/01/2042	$2,444,168
New Jersey Educational Facilities Authority RB for Seton Hall University Series 2020 C (AGM) (A1/AA)
1,110,000	3.250		07/01/2049	876,444
New Jersey Educational Facilities Authority RB for Stevens Institute of Technology 2020 Series A (NR/BBB+)
1,710,000	5.000		07/01/2045	1,742,695
New Jersey Educational Facilities Authority RB for Stevens Institute of Technology Series 2020 A (NR/BBB+)
3,350,000	3.000		07/01/2050	2,419,833
New Jersey Health Care Facilities Financing Authority RB Refunding for University Hospital Series 2015 A (AGM) (A1/AA)
9,700,000	4.125		07/01/2038	9,383,061
New Jersey Health Care Facilities Financing Authority Revenue and Refunding Bonds Inspira Health Obligated Group Issue Series 2024A (A2/NR)
4,960,000	4.125		07/01/2054	4,394,660
7,440,000	5.250		07/01/2054	7,928,129
New Jersey State Transportation Trust Fund Authority Transportation System Bonds Series 2006C (AMBAC) (A2/A-)
93,770,000	0.000	(e)	12/15/2036	58,009,657
New Jersey State Transportation Trust Fund Authority Transportation System Bonds Series 2006C (AGM) (A1/AA)
25,400,000	0.000	(e)	12/15/2034	17,590,823
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (A2/A-)
115,550,000	0.000	(e)	12/15/2035	75,389,211
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2008 A (A2/A-)
47,575,000	0.000	(e)	12/15/2035	31,039,738
35,245,000	0.000	(e)	12/15/2038	19,628,222
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (A2/A-)
4,000,000	0.000	(e)	12/15/2026	3,790,122
1,900,000	0.000	(e)	12/15/2034	1,303,380
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (A2/A-)
1,000,000	5.250		06/15/2041	1,000,917
2,500,000	5.000		06/15/2045	2,446,539
1,770,000	5.000		06/15/2046	1,725,413
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL) (A2/A-)
10,000,000	0.000	(e)	12/15/2030	8,186,141
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (AGM) (A1/AA)
11,150,000	0.000	(e)	12/15/2033	8,095,738
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2008 A (A2/A-)
52,985,000	0.000	(e)	12/15/2036	32,778,519
5,470,000	0.000	(e)	12/15/2037	3,210,921

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New Jersey – (continued)

New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (A2/A-)
$3,280,000	0.000	%(e)	12/15/2033	$2,361,264
1,565,000	0.000	(e)	12/15/2036	968,168
5,000,000	0.000	(e)	12/15/2038	2,784,540
16,175,000	0.000	(e)	12/15/2039	8,513,548
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (A3/A+)
1,130,000	5.000		06/15/2030	1,149,314
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (A2/A-)
5,275,000	4.250		12/15/2038	5,117,890
New Jersey Transportation Trust Fund Authority RB Series 2018 (A2/A-)
3,500,000	5.000		12/15/2033	3,661,162
New Jersey Transportation Trust Fund Authority RB Series 2020 AA (A2/A-)
935,000	3.000		06/15/2050	674,024
New Jersey Transportation Trust Fund Authority Transportation Program Bonds 2020 Series AA (A2/A-)
5,000,000	4.000		06/15/2050	4,492,799
New Jersey Transportation Trust Fund Authority Transportation Program Bonds, 2023 Series AA (A2/A-)
5,325,000	4.250		06/15/2044	5,060,699
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 AA (A2/A-)
7,000,000	5.250		06/15/2043	7,188,668
New Jersey Transportation Trust Fund Authority Transportation RB Series 2009 A (A2/A-)
230,000	0.000	(e)	12/15/2032	173,305
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2023 Series A (A2/A-)
5,200,000	4.250		06/15/2040	5,073,501
New Jersey Turnpike Authority RB Series 2024 B (A1/AA-)
10,000,000	4.125		01/01/2054	9,557,220
New Jersey Turnpike Authority Turnpike RB Series 2022 B (A1/AA-)
1,500,000	4.500		01/01/2048	1,506,599
3,000,000	5.250		01/01/2052	3,168,195
Passaic County Improvement Authority Charter School RB for Paterson Arts & Science Charter School Project Series 2023 (NR/BBB-)
900,000	5.500		07/01/2058	918,042
Passaic County Improvement Authority Charter School RB Paterson Charter School For Science and Technology Inc. Project Series 2025 (Baa3/NR)
920,000	4.500		07/01/2040	895,721
645,000	5.000		07/01/2044	644,261
South Jersey Transport Corp. Subordinated Marine Terminal RB Series 2017B (A3/NR)
20,000,000	5.000		01/01/2048	19,713,110
South Jersey Transportation Authority Transportation System RB 2022 Series A (Baa2/BBB+)
1,500,000	4.625		11/01/2047	1,467,142
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BB+)
14,965,000	5.000		06/01/2046	14,621,957

The accompanying notes are an integral part of these financial statements.	149

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New Jersey – (continued)

Union County Improvement Authority RB Aries Linden LLC Project Series 2019 (NR/NR)
$11,570,000	6.750	%(d)	12/01/2041	$7,444,448
Union County Improvement Authority Solid Waste Disposal RB Series 2019 (AMT) (NR/NR)
1,280,000	6.000	(d)	12/01/2025	1,234,354

				450,949,784

New Mexico - 0.2%

City of Santa Fe RB for El Castillo Retirement Residences Obligated Group Project Series 2019 A (NR/NR)
500,000	5.000		05/15/2044	490,523
1,000,000	5.000		05/15/2049	954,551
New Mexico Finance Authority Environmental Improvement RB for Enchantment Water, LLC Project Series 2024 Blue Circular Economy Bonds (NR/NR)
11,725,000	8.250	(d)	12/01/2045	11,722,515
Village of Los Ranchos de Albuquerque RB Refunding for Albuquerque Academy Series 2020 (NR/A-)
500,000	4.000		09/01/2033	503,867
375,000	4.000		09/01/2034	375,844
300,000	4.000		09/01/2035	298,260
1,200,000	4.000		09/01/2040	1,135,985
Winrock Town Center Tax Increment Development District 1 Senior Lien Gross Receipts Tax Increment Bonds Series 2022 (NR/NR)
4,825,000	4.250	(d)	05/01/2040	4,414,034

				19,895,579

New York - 7.5%

Brooklyn Arena Local Development Corp. Pilot RB for Barclays Center Project Series 2009 (Ba1/NR)
9,610,000	0.000	(e)	07/15/2045	3,554,414
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (AGM) (A1/AA)
1,435,000	3.000		07/15/2043	1,075,854
Brooklyn Arena Local Development Corp. Pilot Revenue Refunding Bonds for Barclays Center Series 2016A (Ba1/NR)
19,300,000	5.000		07/15/2042	19,458,602
Brooklyn Arena Local Development Corp. RB for Brooklyn Events Center LLC Series 2009 (Ba1/NR)
5,740,000	0.000	(e)	07/15/2046	2,024,608
Build NYC Resource Corp. RB for Bay Ridge Preparatory School Project Series 2024 (NR/BB)
1,155,000	5.000	(d)	09/01/2049	1,107,637
Build NYC Resource Corp. RB for Global Community Charter School Project Series 2022A (NR/B+)
1,175,000	5.000		06/15/2052	1,075,133
950,000	5.000		06/15/2057	856,836
Build NYC Resource Corp. RB for Grand Concourse Academy Charter School Project Series 2022A (NR/BBB-)
670,000	5.000		07/01/2052	645,434
505,000	5.000		07/01/2056	482,725
Build NYC Resource Corp. RB for Hellenic Classical Charter Schools Series 2021 A (NR/NR)
4,920,000	5.000	(d)	12/01/2051	4,362,242
1,100,000	5.000	(d)	12/01/2055	959,606

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)

Build NYC Resource Corp. RB for Kipp NYC Public School Facilities Canal West Project Series 2022 (NR/BBB-)
$2,750,000	5.250%		07/01/2052	$2,788,814
2,000,000	5.250		07/01/2057	2,026,351
5,000,000	5.250		07/01/2062	5,050,749
Build NYC Resource Corp. RB for NEW World Preparatory Charter School Series 2021 A (NR/NR)
590,000	4.000	(d)	06/15/2051	477,327
450,000	4.000	(d)	06/15/2056	353,441
Build NYC Resource Corp. RB for Shefa School Series 2021 A (NR/NR)
850,000	2.500	(d)	06/15/2031	757,808
Build NYC Resource Corp. Tax Exempt RB Series 2022A (NR/NR)
6,125,000	6.500	(d)	07/01/2042	6,242,518
1,900,000	6.500	(d)	07/01/2052	1,917,987
1,850,000	6.500	(d)	07/01/2057	1,861,945
Build NYC Resource Corp. Taxable RB Taxable Series 2022A (NR/NR)
1,900,000	9.750	(d)	07/01/2032	1,876,899
Build NYC Resource Corporation RB for Classical Charter Schools Project Series 2023A (NR/BBB-)
800,000	4.750		06/15/2058	737,438
Build NYC Resource Corporation RB for Unity Preparatory Charter School of Brooklyn Project, Series 2023A (NR/BB)
725,000	5.500	(d)	06/15/2053	737,118
1,275,000	5.500	(d)	06/15/2063	1,287,868
City of Albany Capital Resource Corp. Tax-Exempt RB Kipp Capital Region Public Charter Schools Project Series 2024 (NR/BBB-)
1,100,000	4.750		06/01/2054	1,041,810
2,400,000	5.000		06/01/2064	2,323,964
City of New York GO Bonds Fiscal 2022 Series D Tax Exempt Bonds Subseries D-1 (Aa2/AA)
4,100,000	4.500		05/01/2049	4,082,732
City of New York GO Bonds Fiscal 2024 Series C (Aa2/AA)
10,000,000	4.125		03/01/2054	9,279,835
City of New York GO Tax Exempt Bonds 2020 Series D (Aa2/AA)
5,250,000	4.000		03/01/2050	4,774,851
County of Westchester Industrial Development Agency Special Facility RB Million Air Two LLC General Aviation Facilities Project Series 2017A (Tax-Exempt-AMT) (NR/NR)
3,050,000	7.000	(d)	06/01/2046	3,178,241
Dormitory Authority of The State of New York State Personal Income Tax RB General Purpose, Series 2024A (Tax-Exempt) (Aa1/NR)
16,565,000	4.000		03/15/2054	15,217,679
Dormitory Authority of The State of New York State Personal Income Tax RB General Purpose, Series 2025A (Tax-Exempt) (Aa1/NR)
57,115,000	5.000		03/15/2053	59,559,076
25,000,000	5.000		03/15/2054	26,043,330
12,000,000	5.000		03/15/2055	12,491,500
Dutchess County Local Development Corp. RB for Health QuestSystems, Inc. Project Series 2016B (Baa3/BBB)
22,400,000	5.000		07/01/2046	22,434,689
Dutchess County Local Development Corp. RB Refunding for Bard College Project Series 2020 A (NR/BBB-)
1,030,000	5.000		07/01/2040	1,051,624

150	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)

Dutchess County Local Development Corp. RB Refunding for Bard College Project Series 2020 A (NR/BBB-) – (continued)
$2,565,000	5.000%		07/01/2045	$2,586,645
5,775,000	5.000		07/01/2051	5,775,698
Empire State Development New York State Urban Development Corp. State Personal Income Tax RB Series 2020E (NR/AA+)
1,710,000	3.000		03/15/2050	1,220,332
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/NR)
66,000,000	0.000	(d)(e)	06/01/2060	3,267,139
Hempstead Town Local Development Corp. RB Refunding for Molloy College Project Series 2017 (NR/BBB)
900,000	5.000		07/01/2033	913,237
850,000	5.000		07/01/2035	858,567
670,000	5.000		07/01/2036	675,905
Huntington Local Development Corp. RB for Gurwin Independent Housing Obligated Group Series 2021 A (NR/NR)
5,060,000	5.250		07/01/2056	4,306,539
Metropolitan Transportation Authority RB Green Bond Series 2016 A-1 (A3/A-)
625,000	5.000		11/15/2027	637,268
Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (A3/A-)
7,950,000	4.750		11/15/2045	7,974,753
2,000,000	5.000		11/15/2050	2,013,286
2,000,000	5.250		11/15/2055	2,041,683
Metropolitan Transportation Authority RB Green Bond Series 2020 D-3 (A3/A-)
5,285,000	4.000		11/15/2050	4,634,043
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 C-1 (A3/A-)
950,000	4.000		11/15/2035	943,151
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 C-2 (A3/A-)
650,000	0.000	(e)	11/15/2040	311,304
Metropolitan Transportation Authority RB Refunding Green Bond Series 2024A (A3/A-)
6,165,000	5.250		11/15/2049	6,368,635
Metropolitan Transportation Authority RB Refunding Green Bond Series 2024A (BAM) (A3/AA)
27,600,000	4.000		11/15/2048	25,011,948
Metropolitan Transportation Authority RB Refunding Series 2016 D (A3/A-)
735,000	5.000		11/15/2029	753,315
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2019C (AGM) (A1/AA)
1,785,000	4.000		11/15/2048	1,590,282
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2020A-1 (A3/A-)
4,435,000	4.000		11/15/2040	4,211,869
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2020D (A3/A-)
5,000,000	5.000		11/15/2045	5,078,077
Metropolitan Transportation Authority Transportation Revenue Green Bonds Subseries 2020A-1 (AGM) (A1/AA)
10,000,000	4.000		11/15/2050	8,870,237
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2015C (A3/A-)
550,000	5.250		11/15/2028	556,347

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)

Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2020E (A3/A-)
$4,415,000	4.000%		11/15/2045	$3,968,005
Metropolitan Transportation Authority Transportation Revenue Refunding Green Bonds Series 2024A (A3/A-)
10,165,000	5.500		11/15/2047	10,754,727
Nassau County Tobacco Settlement Corp. RB for Asset Backed Bonds Series 2006 D (NR/NR)
202,665,000	0.000	(e)	06/01/2060	12,392,924
New York City Housing Development Corp. Multi-Family Mortgage RB 8 Spruce Street Class F Series 2024 Tax-Exempt Bonds (NR/NR)
2,500,000	5.250		12/15/2043	2,545,221
New York City Industrial Development Agency RB Refunding for Queens Ballpark Co. LLC Series 2021 A (AGM) (A1/AA)
13,815,000	3.000		01/01/2046	10,433,259
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (AGM) (A1/AA)
16,470,000	3.000		03/01/2049	11,983,822
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (Baa1/NR)
1,975,000	3.000		03/01/2049	1,443,932
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2024 Series A, Subseries A-1 Tax Exempt Bonds (Aa1/AAA)
5,000,000	4.000		05/01/2053	4,543,460
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2025 Series C Subseries C-1 (Aa1/AAA)
4,575,000	5.250		05/01/2049	4,877,021
New York City Transitional Finance Authority Future Tax Secured Tax-Exempt Subordinate Bonds Fiscal 2024 Series C (Aa1/AAA)
9,200,000	5.250		05/01/2048	9,787,360
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)
178,305,000	0.000	(e)	06/01/2060	10,562,414
New York Liberty Development Corp. RB for World Trade Center Project Series 2014 (NR/NR)
6,250,000	5.150	(d)	11/15/2034	6,267,268
21,095,000	5.375	(d)	11/15/2040	21,149,723
New York Liberty Development Corp. RB for World Trade Center Project Series 2014 Class 3 (NR/NR)
29,525,000	7.250	(d)	11/15/2044	29,608,216
New York Liberty Development Corp. RB Refunding for 3 World Trade Center LLC Series 2014 (NR/NR)
42,270,000	5.000	(d)	11/15/2044	42,362,567
New York Liberty Development Corp. Revenue Refunding Bonds for World Trade Center Project Series 2021A (BAM-TCRS) (NR/AA)
10,585,000	3.000		11/15/2051	7,503,228
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-2 (A1/NR)
1,350,000	2.625		09/15/2069	1,247,519
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-3 (Baa1/NR)
1,430,000	2.800		09/15/2069	1,309,725

The accompanying notes are an integral part of these financial statements.	151

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)

New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 B (Baa1/NR)
$150,000	3.560%		07/01/2026	$147,698
150,000	3.670		07/01/2027	146,254
60,000	3.760		07/01/2028	57,900
300,000	3.820		07/01/2029	286,100
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (NR/NR)
715,000	4.000		07/01/2031	670,672
870,000	4.000		07/01/2032	804,088
925,000	4.000		07/01/2033	842,287
845,000	4.000		07/01/2035	744,779
New York State Dormitory Authority RB Refunding for Catholic Health System Obligated Group Series 2019 A (B3/B-)
3,425,000	4.000		07/01/2045	2,894,077
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (AGM) (A1/AA)
10,580,000	3.000		09/01/2050	7,610,278
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (Baa3/BBB-)
3,160,000	4.000		09/01/2045	2,802,183
2,325,000	4.000		09/01/2050	1,991,397
New York State Dormitory Authority Revenues Non State Supported Debt Series 2022 1- A (NR/AA-)
8,000,000	4.000		07/01/2051	7,324,572
New York State Dormitory Authority State Personal Income Tax Revenue General Purpose Bonds 2020 A (Aa1/NR)
1,695,000	4.000		03/15/2043	1,602,850
New York State Environmental Facilities Corp Solid Waste Disposal RB Series 2014 (B1/B+) (PUTABLE)
1,685,000	2.875	(a)(b)(d)	12/01/2044	1,594,237
New York State Environmental Facilities Corporation Solid Waste Disposal RB for Casella Waste Systems, Inc. Project Series 2020R-2 (B1/B+)
2,475,000	5.125	(a)(b)(d)	09/01/2050	2,583,063
New York State Thruway Authority General RB Series P (Aa3/A+)
2,070,000	5.000		01/01/2049	2,169,132
2,135,000	5.250		01/01/2054	2,258,726
New York State Thruway Authority New York State Personal Income Tax Revenue Green Bonds, Series 2022C (Climate Bond Certified) (NR/AA+)
5,000,000	5.000		03/15/2054	5,164,588
New York State Urban Development Corp. Sales Tax RB Series 2023A (Aa1/NR)
9,200,000	5.000		03/15/2052	9,580,202
New York State Urban Development Corporation State Personal Income Tax RB (General Purpose) Series 2023A (Tax-Exempt) (Aa1/NR)
18,900,000	5.000		03/15/2058	19,470,806
30,000,000	5.000		03/15/2063	30,842,445
New York Transportation Development Corp. for Terminal 4 John F. Kennedy International Airport Project Special Facilities RB Series 2020C (AGM-CR) (A1/AA)
975,000	4.000		12/01/2040	942,023
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (Baa2/NR)
1,315,000	5.000		01/01/2031	1,348,835
4,665,000	5.000		01/01/2033	4,768,358
2,075,000	5.000		01/01/2034	2,117,549

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)

New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (Baa2/NR) – (continued)
$10,465,000	4.000%	01/01/2036	$9,952,606
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (Baa2/NR)
7,150,000	5.000	01/01/2036	7,271,328
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (Baa2/NR)
9,000,000	4.000	10/01/2030	8,924,959
7,580,000	5.000	10/01/2035	7,802,869
12,975,000	5.000	10/01/2040	13,193,170
5,405,000	4.375	10/01/2045	5,041,973
New York Transportation Development Corp. RB for Empire State Thruway Partners LLC Series 2021 (AMT) (NR/NR)
10,000,000	4.000	04/30/2053	8,158,309
New York Transportation Development Corp. Special Facilities Bonds for Laguardia Airport Terminal B Redevelopment Project Series 2016A (Baa2/NR)
7,590,000	5.000	07/01/2041	7,590,964
8,500,000	5.000	07/01/2046	8,438,492
New York Transportation Development Corp. Special Facilities Bonds Series 2016A (Baa2/NR)
22,935,000	5.250	01/01/2050	22,934,085
New York Transportation Development Corp. Special Facilities Bonds Series 2016A (AMT) (Baa2/NR)
10,000,000	4.000	07/01/2046	8,575,993
New York Transportation Development Corp. Special Facilities RB for John F. Kennedy International Airport New Terminal One Project Green Bonds Series 2023 (AMT) (Baa3/NR)
10,925,000	6.000	06/30/2054	11,615,007
New York Transportation Development Corp. Special Facilities RB Series 2024 John F. Kennedy International Airport New Terminal One Project (AMT) (Baa3/NR)
6,115,000	5.500	06/30/2054	6,320,885
New York Transportation Development Corp. Special Facilities RB Series 2024 John F. Kennedy International Airport New Terminal One Project Green Bonds (Baa3/NR)
17,250,000	5.000	06/30/2060	16,981,269
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (Baa2/NR)
2,500,000	4.000	07/01/2033	2,424,916
2,500,000	4.000	07/01/2041	2,217,023
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2020 (NR/B+)
6,485,000	5.250	08/01/2031	6,714,766
9,565,000	5.375	08/01/2036	9,868,792
New York Transportation Development Corporation Special Facilities RB, Series 2023 (Delta Air Lines, Inc. - Laguardia Airport Terminals C&D Redevelopment Project) (Baa2/BBB-)
6,875,000	5.625	04/01/2040	7,219,250
New York Transportation Development Corporation Special Facilities RB, Series 2023 (JFK International Airport New Terminal One Project) (Green Bonds) (Baa3/NR)
17,110,000	5.375	06/30/2060	17,398,649
Niagara Area Development Corporation Tax-Exempt RB for Catholic Health System, Inc. Project Series 2022 (B3/B-)
2,650,000	5.000	07/01/2052	2,487,948

152	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)

Oneida County Local Development Corp. RB Mohawk Valley Health System Project Series 2019 (Tax-Exempt) (AGM) (NR/AA)
$420,000	4.000%		12/01/2032	$422,611
710,000	4.000		12/01/2033	712,182
Oneida County Local Development Corp. RB Refunding for Mohawk Valley Health System Obligated Group Project Series 2019 A (AGM) (NR/AA)
910,000	4.000		12/01/2038	882,864
1,470,000	3.000		12/01/2039	1,184,875
980,000	3.000		12/01/2040	772,946
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (NR/NR)
780,000	4.000		07/01/2039	627,564
4,835,000	3.000		07/01/2044	3,034,423
Oneida Indian Nation Tax RB Series 2024B (Federally Tax- Exempt) (NR/NR)
2,300,000	6.000	(d)	09/01/2043	2,480,957
Onondaga Civic Development Corp. New York Tax-Exempt RR Bonds Crouse Health Hospital Inc. Project Series 2024A (NR/NR)
350,000	5.000		08/01/2031	340,022
325,000	5.000		08/01/2032	314,584
385,000	5.000		08/01/2033	371,231
900,000	5.125		08/01/2044	808,901
900,000	5.375		08/01/2054	800,308
Port Authority of New York Consolidated Bonds 234th Series (Aa3/AA-)
1,850,000	5.250		08/01/2047	1,917,499
2,300,000	5.500		08/01/2052	2,412,770
State of New York Dormitory Authority Northwell Health Obligated Group RB Series 2022A (A3/A-)
6,510,000	4.250		05/01/2052	6,147,849
Suffolk Regional Off-Track Betting Corporation Tax Exempt GO RB Series 2024 (NR/NR)
13,800,000	5.750		12/01/2044	14,105,379
13,800,000	6.000		12/01/2053	14,175,786
The Orange County Funding Corporation Tax-Exempt RB Mount Saint Mary College Project Series 2012A (NR/NR)
670,000	5.000		07/01/2042	551,199
Town of Hempstead Local Development Corp. Education RB for Evergreen Charter School Project Series 2022A (NR/BB)
5,155,000	5.500		06/15/2057	5,244,929
Triborough Bridge & Tunnel Authority Sales Tax RB for TBTA Capital Lockbox City Sales Tax Series 2023A (NR/AA+)
10,000,000	4.250		05/15/2058	9,382,960
Triborough Bridge & Tunnel Authority Sales Tax RB Subseries 2024A-1 (NR/AA+)
15,000,000	4.125		05/15/2064	13,498,995
Tsasc, Inc. Tobacco Settlement Bonds Tobacco Settlement Bonds Fiscal 2017 Series B (NR/NR)
3,750,000	5.000		06/01/2048	3,436,958
Westchester County Local Development Corp. RB Series 2016 (B1/BB+)
900,000	5.000		11/01/2033	888,911
1,415,000	5.000		11/01/2034	1,396,104

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)

Westchester County Local Development Corporation RB for Westchester Medical Center Obligated Group Project Series 2016 (B1/BB+)
$725,000	5.000%		11/01/2030	$719,817
5,845,000	5.000		11/01/2046	5,402,989
Westchester County Local Development Corporation RB, Series 2023 (Westchester Medical Center Obligated Group Project) (NR/BB+)
900,000	6.250		11/01/2052	984,472
Western Regional off-Track Betting Corp. RB Refunding Series 2021 (NR/NR)
1,785,000	4.125	(d)	12/01/2041	1,597,812
Yonkers Economic Development Corp. RB for Charter School of Educational Excellence Project Series 2019 A (NR/NR)
475,000	5.000		10/15/2039	478,086
1,180,000	5.000		10/15/2049	1,145,828
1,225,000	5.000		10/15/2054	1,170,282
Yonkers Economic Development Corp. RB Refunding for Charter School of Educational Excellence Series 2020 A (NR/BB)
2,820,000	5.000		10/15/2040	2,845,446
1,325,000	5.000		10/15/2050	1,299,250

				909,994,477

North Carolina - 0.3%
Greater Asheville Regional Airport Authority Airport System RB Series 2022A (AMT) (AGM) (A1/AA)
4,565,000	5.500		07/01/2047	4,775,553
Greater Asheville Regional Airport Authority Airport System RB Series 2023 (AGM) (A1/AA)
7,715,000	5.250		07/01/2053	7,931,339
North Carolina Department of Transportation Tax Exempt Private Activity Bonds Series 2015 (NR/NR)
3,345,000	5.000		12/31/2037	3,349,607
North Carolina Department of Transportation Tax Exempt Private Activity RB Series 2015 (NR/NR)
5,000,000	5.000		06/30/2054	4,964,927
North Carolina Medical Care Commission RB for Forest at Duke, Inc. Obligated Group Series 2021 (NR/NR)
365,000	4.000		09/01/2046	310,252
North Carolina Medical Care Commission RB for Lutheran Services for the Aging, Inc. Obligated Group Series 2021 A (NR/NR)
1,000,000	4.000		03/01/2041	905,916
6,025,000	4.000		03/01/2051	4,939,041
North Carolina Medical Care Commission RB for Maryfield, Inc. Obligated Group Series 2020 A (NR/NR)
1,400,000	5.000		10/01/2045	1,363,493
3,260,000	5.000		10/01/2050	3,083,987
North Carolina Medical Care Commission RB for Rex Hospital, Inc. Obligated Group Series 2020 A (A2/AA-)
2,000,000	3.000		07/01/2045	1,598,279
North Carolina Medical Care Commission RB Refunding for The Presbyterian Home at Charlotte, Inc. Series 2019 A (NR/NR)
1,500,000	4.000		07/01/2039	1,369,262
1,650,000	5.000		07/01/2039	1,659,036
1,035,000	4.000		07/01/2044	892,525
1,160,000	5.000		07/01/2044	1,141,093

The accompanying notes are an integral part of these financial statements.	153

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

North Carolina – (continued)

North Carolina Medical Care Commission Retirement Facilities First Mortgage RB Series 2024A (NR/NR)
$1,460,000	5.000%		10/01/2049	$1,469,225
2,745,000	5.125		10/01/2054	2,771,970

				42,525,505

North Dakota - 0.0%

City of Grand Forks Health Care System RB for Altru Health System Series 2021 (AGM) (A1/AA)
1,925,000	3.000		12/01/2051	1,344,879
City of Horace North Dakota Refunding Improvement Bonds Series 2024C (Baa3/NR)
1,350,000	5.000		05/01/2050	1,330,698
City of Horace North Dakota Temporary Refunding Improvement Bonds Series 2024B (Baa3/NR)
2,250,000	4.850		08/01/2026	2,251,271

				4,926,848

Ohio - 4.0%

Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/BBB+)
8,200,000	3.000		06/01/2048	5,892,420
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/NR)
149,285,000	5.000		06/01/2055	131,582,621
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 B-3 Class 2 (NR/NR)
336,480,000	0.000	(e)	06/01/2057	33,417,410
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Asset Backed Refunding Bonds Series 2020 (NR/BBB+)
3,330,000	4.000		06/01/2048	2,884,184
Centerville Ohio Health Care RB Refunding and Improvement for Graceworks Lutheran Services Series 2017 (NR/NR)
2,400,000	5.250		11/01/2037	2,391,177
1,000,000	5.250		11/01/2047	941,177
2,320,000	5.250		11/01/2050	2,140,792
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (Ba3/BB)
22,500,000	5.375		09/15/2027	22,524,194
Cleveland-Cuyahoga County Port Authority Tax Allocation for Flats East Bank TIF District Series 2021 B (NR/NR)
2,490,000	4.500	(d)	12/01/2055	2,061,604
Cleveland-Cuyahoga County Port Authority Tax Allocation Refunding for Flats East Bank TIF District Series 2021 A (NR/BB)
1,340,000	4.000	(d)	12/01/2055	1,053,256
Cleveland-Cuyahoga County Port Authority Tax-Exempt Refunding and Improvement Lease RB for Constellation Schools Project Series 2024A (NR/NR)
1,600,000	5.875	(d)	01/01/2049	1,564,173
Columbus-Franklin County Finance Authority Lease RB for The Cornerstone Academy Community School Series 2023 (NR/NR)
6,425,000	7.000	(d)	07/01/2053	6,513,915

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Ohio – (continued)

County of Cuyahoga Health Care and Independent Living Facilities Refunding RB for Eliza Jennings Senior Health Care Network Series 2022A (NR/NR)
$1,505,000	5.000%		05/15/2032	$1,493,008
2,775,000	5.375		05/15/2037	2,776,835
3,910,000	5.500		05/15/2042	3,835,931
County of Darke RB for Wayne Hospital Company Obligated Group Wayne Health Care Project Series 2019 A (NR/NR)
2,400,000	4.000		09/01/2040	2,059,365
825,000	4.000		09/01/2045	667,989
1,075,000	5.000		09/01/2049	1,003,113
County of Franklin Health Care Facilities RB for Ohio Living Communities Series 2023 (NR/NR)
4,600,000	5.250		07/01/2041	4,708,916
12,065,000	5.500		07/01/2041	12,594,948
County of Franklin RB Refunding for Wesley Communities Obligated Group Series 2020 (NR/NR)
12,845,000	5.250		11/15/2055	11,904,688
County of Lucas Hospital RB for Promedica Healthcare Obligated Group Series 2015B (Ba2/BB)
1,470,000	4.000		11/15/2045	1,221,899
County of Lucas Hospital RB for Promedica Healthcare Obligated Group Series 2018A (Ba2/BB)
50,060,000	5.250		11/15/2048	50,340,106
County of Summit Green Local School District Improvement Bonds Series 2022A (SD CRED PROG) (NR/AA+)
4,205,000	5.500		11/01/2059	4,404,543
Cuyahoga County Ohio Hospital RB for Metrohealth System Series 2017 (Baa2/BBB)
9,110,000	5.250		02/15/2047	8,955,545
3,450,000	5.000		02/15/2057	3,267,079
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2009 B (Baa2/BBB)
29,500,000	8.223		02/15/2040	32,629,593
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (Baa2/BBB)
7,520,000	5.000		02/15/2042	7,349,163
7,500,000	4.750		02/15/2047	7,003,837
Franklin County Convention Facilities Authority RB for Greater Columbus Convention Center Project Series 2019 (NR/BBB-)
13,400,000	5.000		12/01/2051	12,373,251
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2012 (NR/NR)
2,000,000	5.000		01/01/2042	1,999,202
1,610,000	5.000		01/01/2046	1,573,291
Muskingum County Hospital Facilities RB Refunding for Genesis Healthcare System Project Series 2013 (Ba2/BB+)
10,050,000	5.000		02/15/2048	9,806,851
Northeast Ohio Medical University RB Refunding Series 2021 A (Baa1/NR)
450,000	3.000		12/01/2040	352,411
200,000	4.000		12/01/2045	172,673
Ohio Air Quality Development Authority Exempt Facilities RB for Pratt Paper LLC Project Series 2017 (NR/NR)
10,610,000	4.500	(d)	01/15/2048	9,841,675
Ohio Air Quality Development Authority Exempt Facilities RB for Pratt Paper LLC Project Series 2017 (AMT) (NR/NR)
1,635,000	3.750	(d)	01/15/2028	1,634,549
6,055,000	4.250	(d)	01/15/2038	5,891,972

154	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Ohio – (continued)

Ohio Higher Educational Facility Commission RB Refunding for Judson Obligated Group Series 2020 A (NR/NR)
$4,790,000	5.000%		12/01/2050	$4,445,502
Ohio Housing Finance Agency Multifamily Housing RB Haven’S Edge Apartments Project Series 2025A (NR/NR)
1,425,000	5.700	(d)	08/01/2043	1,474,408
Ohio State Higher Education Facilities RB Series 2020 (A3/NR)
10,060,000	5.000		01/15/2050	10,226,353
Ohio State Hospital RB Refunding for Aultman Health Foundation Obligated Group Series 2018 (NR/NR)
1,075,000	5.000	(d)	12/01/2033	1,064,125
2,085,000	5.000	(d)	12/01/2038	1,989,414
5,000,000	5.000	(d)	12/01/2048	4,499,256
Ohio State RB Refunding for University Hospitals Health System, Inc. Obligated Group Series 2020 A (A2/A)
2,000,000	3.000		01/15/2045	1,528,034
Port of Greater Cincinnati Development Authority Education RB Series 2021 (NR/NR)
2,750,000	4.375	(a)(b)	06/15/2056	2,712,770
Port of Greater Cincinnati Development Authority Ohio Tax Increment Financing RB Series 2024 (NR/NR)
2,000,000	5.125		12/01/2055	1,925,950
Port of Greater Cincinnati Development Authority RB Series 2021 (NR/NR)
1,995,000	4.250	(d)	12/01/2050	1,903,420
Port of Greater Cincinnati Development Authority Special Obligation Development TIF RB, Series 2016B (NR/NR)
4,225,000	5.000		12/01/2046	3,961,569
State of Ohio Higher Educational Facility RB for Capital University 2022 Project (NR/BBB-)
1,800,000	6.000		09/01/2047	1,829,455
3,225,000	6.000		09/01/2052	3,256,804
State of Ohio Hospital RB for University Hospital Health System Series 2021A (A2/A)
22,915,000	4.000		01/15/2046	21,611,522
State of Ohio Hospital RB Series 2020A (A2/A)
3,000,000	4.000		01/15/2050	2,654,559
Toledo-Lucas County Port Authority Parking System RB Series 2021 (Baa3/NR)
1,475,000	4.000		01/01/2043	1,302,433
950,000	4.000		01/01/2046	808,680
950,000	4.000		01/01/2051	788,301
2,520,000	4.000		01/01/2057	2,039,339

				482,851,250

Oklahoma - 0.8%

Norman Regional Hospital Authority RB Norman Regional Hospital Authority Obligated Group Series 2019 (B1/B)
1,075,000	4.000		09/01/2045	785,955
Oklahoma County Finance Authority Charter School Lease RB Astec Project Series 2024 (NR/NR)
900,000	6.000	(d)	06/15/2044	914,739
1,550,000	6.250	(d)	06/15/2054	1,583,947
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (Ba2/BB)
31,535,000	5.500		08/15/2057	31,925,384
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (AGM) (A1/AA)
2,400,000	4.000		08/15/2052	2,092,052

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Oklahoma – (continued)

Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (AGM) (A1/AA) – (continued)
$2,000,000	4.125%		08/15/2057	$1,762,555
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018B (Ba2/BB)
2,050,000	5.250		08/15/2048	2,068,313
8,005,000	5.500		08/15/2052	8,115,346
Oklahoma Water Resources Board Revolving Fund RB for Drinking Water Program Series 2023A (OK CERF) (NR/AAA)
1,000,000	4.000		04/01/2048	931,728
4,000,000	4.125		04/01/2053	3,683,252
Tulsa Authority for Economic Opportunity Increment District No. 8 Tax Allocation for Santa Fe Square Project Series 2021 (NR/NR)
7,130,000	4.375	(d)	12/01/2041	6,371,948
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 A (AMT) (NR/NR)
4,680,000	5.500		12/01/2035	4,687,924
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 B (AMT) (NR/NR)
25,675,000	5.500		12/01/2035	25,718,470
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (NR/B+)
5,670,000	5.000	(a)(b)	06/01/2035	5,675,849

				96,317,462

Oregon - 0.1%

Clackamas County Hospital Facility Authority RB Refunding for Rose Villa, Inc. Obligated Group Series 2020 A (NR/NR)
130,000	5.250		11/15/2050	125,972
225,000	5.375		11/15/2055	218,858
Oregon Facilities Authority Tax Exempt RB Refunding Bonds for Samaritan Health Services Project 2020 Series A (NR/BBB+)
270,000	5.000		10/01/2028	280,702
Port of Portland International Airport RB Series 28 (NR/AA-)
2,400,000	4.000		07/01/2047	2,121,216
The Hospital Facilities Authority of The City of Astoria Oregon RB Columbia Memorial Hospital Project Series 2024 (NR/BBB)
5,175,000	5.250		08/01/2054	5,291,111
Yamhill County Hospital Authority Revenue and Refunding Tax Exempt Bonds Series 2021A (NR/NR)
1,825,000	5.000		11/15/2051	1,558,244

				9,596,103

Pennsylvania - 3.0%

Allegheny County Airport Authority Airport RB Series 2021A (AMT) (A2/NR)
3,000,000	5.000		01/01/2056	3,000,492
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A USD (NR/A)
32,000,000	4.000		04/01/2044	29,834,998
Allegheny County IDA Penn Hills Charter School of Entrepeneurship Series A (NR/BB)
1,225,000	4.000		06/15/2041	1,057,185
975,000	4.000		06/15/2051	773,737
1,070,000	4.000		06/15/2056	825,875

The accompanying notes are an integral part of these financial statements.	155

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Pennsylvania – (continued)

Allegheny County Industrial Development Authority RB Refunding for United States Steel Corp. Project Series 2019 (B1/BB-)
$3,150,000	5.125%		05/01/2030	$3,282,666
Allentown Neighborhood Improvement Zone Development Authority Senior Tax RB Series 2024A (NR/NR)
1,175,000	5.250	(d)	05/01/2042	1,168,108
Allentown Neighborhood Improvement Zone Development Authority Subordinate Tax RB for City Center Project Series 2022 (NR/NR)
6,075,000	5.250	(d)	05/01/2042	5,972,400
Allentown Neighborhood Improvement Zone Development Authority Subordinate Tax RB Series 2024B (NR/NR)
2,900,000	6.000	(d)	05/01/2042	2,976,938
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Project Series 2024 (Ba3/NR)
7,750,000	5.000	(d)	05/01/2042	7,774,102
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2017 (Ba3/NR)
150,000	5.000	(d)	05/01/2027	153,074
1,400,000	5.000	(d)	05/01/2032	1,412,284
15,735,000	5.000	(d)	05/01/2042	15,324,957
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2018 (Ba3/NR)
1,000,000	5.000	(d)	05/01/2033	1,015,181
3,000,000	5.000	(d)	05/01/2042	2,955,106
Bucks County IDA Hospital RB for Grand View Hospital Project Series 2021 (NR/B+)
11,200,000	4.000		07/01/2051	9,238,879
Bucks County Industrial Development Authority RB for Grand View Hospital and Sellersville PA Obligated Group Series 2021 (NR/B+)
4,005,000	5.000		07/01/2054	3,845,203
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (NR/NR)
1,250,000	5.000		10/01/2037	1,267,240
Cheltenham Township IDA Arcadia University RB Series of 2024 (NR/BBB-)
5,100,000	5.000		04/01/2044	4,785,323
1,800,000	5.750		04/01/2054	1,733,719
Chester County IDA RB for Collegium Charter School Project Series 2022 (NR/BB)
2,850,000	6.000	(d)	10/15/2052	2,916,308
Chester County IDA Student Housing RB for University Student Housing, LLC Project West Chester University Series 2013 A (Ba2/NR)
500,000	5.000		08/01/2035	494,673
1,000,000	5.000		08/01/2045	936,760
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (AGM) (Aa3/AA)
2,325,000	4.000		06/01/2039	2,179,730
Cumberland County Municipal Authority RB Diakon Lutheran Social Ministries Series 2015 (NR/NR)
505,000	5.000		01/01/2038	505,069
Dauphin County General Authority RB for The Harrisburg University of Science & Technology Series 2020 (NR/B-)
5,100,000	5.875	(d)	10/15/2040	4,076,161

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Pennsylvania – (continued)

Dauphin County General Authority RB for The Harrisburg University of Science & Technology Series 2020 (NR/B-) – (continued)
$17,325,000	6.250	%(d)	10/15/2053	$13,052,371
Dauphin County General Authority University RB for Harrisburg University of Science & Technology Project Series 2017 (NR/B-)
950,000	5.000	(d)	10/15/2034	781,127
Doylestown Hospital Authority Commonwealth of Pennsylvania Doylestown Hospital RB Series 2024 (NR/NR)
2,375,000	5.375	(d)	07/01/2039	2,543,051
Doylestown Hospital Authority Commonwealth of Pennsylvania Hospital RB 2013 Series A (NR/BBB-)
2,000,000	5.000		07/01/2025	2,001,368
2,095,000	5.000		07/01/2026	2,096,713
555,000	5.000		07/01/2027	555,460
1,000,000	5.000		07/01/2028	1,000,773
Doylestown Hospital Authority RB Series 2016A (B2/B+)
445,000	5.000		07/01/2041	446,774
1,620,000	4.000		07/01/2045	1,429,805
1,340,000	5.000		07/01/2046	1,341,311
Doylestown Hospital Authority RB Series 2016A (B2/NR)
180,000	4.000	(c)	07/01/2029	185,077
Doylestown Hospital Authority RB Series 2019A (NR/NR)
415,000	5.000	(c)	07/01/2026	424,369
Franklin County Industrial Development Authority RB Refunding for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
1,100,000	5.000		12/01/2043	1,022,960
900,000	5.000		12/01/2048	813,498
1,750,000	5.000		12/01/2053	1,538,271
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (NR/AA-)
(3M USD SOFR + 0.77%)
52,950,000	0.907	(f)(h)	05/01/2037	49,477,682
Lancaster County Hospital Authority RB Refunding for St. Anne’s Retirement Community Obligated Group Series 2020 (NR/NR)
750,000	5.000		03/01/2045	639,369
Lancaster Municipal Authority Healthcare Facilities RB Series A of 2025 Luthercare Project Tax-Exempt (NR/NR)
1,150,000	5.000		12/01/2055	1,140,802
Latrobe Industrial Development Authority RB for Seton Hill University Series of 2021 (NR/BBB-)
285,000	5.000		03/01/2032	290,751
Latrobe Industrial Development Authority RB Refunding for Seton Hill University Series 2021 (NR/BBB-)
450,000	4.000		03/01/2035	413,983
465,000	4.000		03/01/2036	422,166
275,000	4.000		03/01/2037	246,402
335,000	4.000		03/01/2039	290,741
250,000	4.000		03/01/2040	212,970
250,000	4.000		03/01/2041	209,330
625,000	4.000		03/01/2046	498,073
675,000	4.000		03/01/2051	520,898
Lincoln University of The Commonwealth System of Higher Education RB Refunding Tax Exempt Social Bonds 2023 Series A (Baa3/NR)
3,420,000	5.250		07/01/2044	3,192,470

156	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Pennsylvania – (continued)

Mercer County Industrial Development Authority College RB for Thiel College Project Series 2020 (NR/NR)
$4,080,000	6.125	%(d)	10/01/2050	$3,013,418
Montgomery County Industrial Development Authority Retirement Communities RB Acts Retirement-Life Communities Inc Obligated Group Series 2025A (NR/NR)
1,500,000	5.000		11/15/2055	1,492,661
Northampton County Industrial Development Authority RB Refunding for Morningstar Senior Living, Inc. Obligated Group Series 2019 (NR/NR)
1,900,000	5.000		11/01/2044	1,752,144
2,100,000	5.000		11/01/2049	1,876,919
Northeastern Pennsylvania Hospital & Education Authority RB for King’s College Project Series 2019 (NR/BBB)
945,000	5.000		05/01/2044	895,030
1,245,000	5.000		05/01/2049	1,146,473
Pennsylvania Economic Development Financing Authority Exempt Facilities RR Bonds Series 2009B (B2/B)
3,675,000	5.250	(a)(b)	12/01/2038	3,702,728
Pennsylvania Economic Development Financing Authority Exempt Facilities RR Bonds Series 2009C (B2/B)
6,450,000	5.250	(a)(b)	12/01/2037	6,501,583
Pennsylvania Economic Development Financing Authority RB for Presbyterian Senior Living Project, Series 2023B-1 (NR/NR)
1,850,000	5.250		07/01/2049	1,892,406
Pennsylvania Economic Development Financing Authority RB for Presbyterian Senior Living Project, Series 2023B-2 (NR/NR)
2,750,000	5.000		07/01/2042	2,821,799
2,300,000	5.250		07/01/2046	2,366,826
Pennsylvania Economic Development Financing Authority RB Refunding for Presbyterian Homes Obligated Group Series 2021 (NR/NR)
2,250,000	4.000		07/01/2046	1,978,914
Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB for Penndot Major Bridges Package One Project Series 2022 (AGM) (A1/AA)
5,000,000	5.000		12/31/2057	5,068,522
Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB for Penndot Major Bridges Package One Project Series 2022 (Baa2/NR)
1,375,000	5.250		06/30/2053	1,398,284
6,825,000	6.000		06/30/2061	7,301,355
Pennsylvania Higher Educational Facilities Authority La Salle University RB Series 2012 (NR/BB-)
2,750,000	4.000		05/01/2032	2,254,843
2,695,000	5.000		05/01/2037	2,151,270
Pennsylvania Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (AGC) (NR/AA)
(3M USD SOFR + 0.60%)
4,505,000	3.663	(h)	07/01/2027	4,478,250
(3M USD SOFR + 0.65%)
10,850,000	3.713	(h)	07/01/2039	9,944,946
Pennsylvania Higher Educational Facilities Authority RB for La Salle University Series 2012 (NR/BB-)
5,645,000	5.000		05/01/2042	4,201,163

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Pennsylvania – (continued)

Pennsylvania Higher Educational Facilities Authority Student Housing RB Refunding for University Properties, Inc. Student Housing Project Series 2016 A (Baa3/NR)
$365,000	5.000%		07/01/2031	$359,276
400,000	5.000		07/01/2035	376,827
Philadelphia Authority for Industrial Development Charter School RB for Green Woods Charter School Project Series 2022A (NR/BB+)
1,705,000	5.250		06/15/2052	1,689,643
Philadelphia Authority for Industrial Development Charter School RB for Tacony Academy Charter School Project Series 2023 (NR/BB)
1,150,000	5.375	(d)	06/15/2038	1,159,231
1,600,000	5.500	(d)	06/15/2043	1,605,560
Philadelphia Authority For Industrial Development La Salle University RB Series 2017 (NR/BB-)
3,480,000	4.000		05/01/2042	2,282,489
Philadelphia Authority For Industrial Development La Salle University RB Series 2024 (NR/BB-)
20,560,000	6.250	(d)	05/01/2042	18,360,296
Philadelphia Authority for Industrial Development RB for Independence Charter School Series 2019 (NR/NR)
2,225,000	5.000		06/15/2050	2,002,163
Philadelphia Authority for Industrial Development RB for Mast Community Charter School II Series 2020 A (NR/BBB)
310,000	5.000		08/01/2040	310,777
Philadelphia Authority for Industrial Development RB for MaST Community Charter School II Series 2020 A (NR/BBB)
1,075,000	5.000		08/01/2050	1,055,960
Philadelphia Hospitals and Higher Education Facilities Authority RB for Temple University Health System Obligation Group Series 2017 (Baa3/BBB)
3,000,000	5.000		07/01/2034	3,028,849
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (Baa3/BBB)
4,490,000	5.000		07/01/2032	4,554,326
Scranton Redevelopment Authority RB Refunding for Guaranteed Lease Series 2016 A (MUN GOVT GTD) (NR/BBB+)
1,435,000	5.000		11/15/2028	1,435,571
Susquehanna Area Regional Airport Authority Airport System RB Series 2017 (Baa3/NR)
2,325,000	5.000		01/01/2038	2,328,886
Susquehanna Area Regional Airport Authority RB Refunding for Airport System Series 2017 (Baa3/NR)
1,100,000	5.000		01/01/2035	1,107,628
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (NR/BB+)
555,000	5.000		10/01/2039	515,928
1,125,000	5.000		10/01/2049	968,297
The Berks County Municipal Authority RB for Tower Health Project Series 2024 A-4 (NR/NR)
8,998,000	7.000		06/30/2039	8,323,180
The Berks County Municipal Authority RB for Tower Health Project Series 2024 B-1 (NR/NR)
12,176,000	0.000	(f)	06/30/2044	8,967,229
The Berks County Municipal Authority RB for Tower Health Project Series 2024 B-2 (NR/NR)
4,730,000	0.000	(f)	06/30/2044	2,698,360

The accompanying notes are an integral part of these financial statements.	157

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Pennsylvania – (continued)

The Berks County Municipal Authority RB for Tower Health Project Series 2024A-1 (NR/NR)
$4,387,000	8.000%		06/30/2034	$4,487,219
The Berks County Municipal Authority RB for Tower Health Project Series 2024A-2 (NR/NR)
2,188,000	6.000		06/30/2034	2,358,169
The Berks County Municipal Authority RB for Tower Health Project Series 2024A-3 (NR/NR)
24,113,000	5.000		06/30/2039	23,339,595
Upper Dauphin IDA RB for Pennsylvania Steam Academy Charter School Project Series 2022A (NR/NR)
4,485,000	6.250	(d)	07/01/2057	4,519,475
Washington County Redevelopment Authority RB Refunding for Victory Center Tax Increment Financing Project Series 2018 (NR/BB)
765,000	5.000		07/01/2028	767,064
1,000,000	5.000		07/01/2035	984,393
Westmoreland County Industrial Development Authority RB Refunding for Excela Health Obligated Group Series 2020 A (Baa3/NR)
1,435,000	4.000		07/01/2037	1,325,587
Westmoreland County Industrial Development Authority Tax Exempt RB for Excela Health Project Series 2020A (Baa2/NR) (Baa3/NR)
620,000	5.000		07/01/2028	640,209

				364,086,454

Puerto Rico - 9.2%

GDB Debt Recovery Authority Bonds (NR/NR)
19,210,497	7.500		08/20/2040	18,783,161
HTA Trust Certificates Class L-2028 Units (NR/NR)
3,919,542	5.250		07/01/2038	3,920,462
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2020A (NR/NR)
4,325,000	5.000	(d)	07/01/2030	4,480,695
7,950,000	5.000	(d)	07/01/2035	8,163,811
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2022A (NR/NR)
9,270,000	5.000	(d)	07/01/2037	9,548,373
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding for Senior Lien Series 2020 A (NR/NR)
42,415,000	5.000	(d)	07/01/2047	42,387,350
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding Series 2021 C (NR/NR)
9,400,000	3.500	(d)	07/01/2026	9,013,811
9,400,000	3.750	(d)	07/01/2027	8,775,102
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding Series 2022 A (NR/NR)
3,000,000	4.000	(d)	07/01/2042	2,715,287
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Series 2021 A (NR/NR)
4,250,000	4.000	(d)	07/01/2042	3,888,695
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Series 2021 B (NR/NR)
495,000	5.000	(d)	07/01/2025	496,748
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Bonds 2021 B (NR/NR)
1,035,000	5.000	(d)	07/01/2037	1,062,358

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Puerto Rico – (continued)

Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2021B (NR/NR)
$35,800,000	4.000	%(d)	07/01/2042	$32,130,360
Puerto Rico Commonwealth GO Bonds (NR/NR)
51,958,937	0.010	(a)(f)(i)	11/01/2043	32,539,284
Puerto Rico Commonwealth GO Clawback Bonds (NR/NR)
29,091,055	0.010	(a)(f)(i)	11/01/2051	15,621,896
Puerto Rico Commonwealth GO Clawback CVIs (NR/NR)
35,656,897	0.010	(a)(f)(i)	11/01/2051	22,151,848
Puerto Rico Commonwealth GO CVIs (NR/NR)
2,012,047	0.010	(a)(f)(i)	11/01/2051	671,521
Puerto Rico Commonwealth GO Restructured Bonds Series 2022 A-1 (NR/NR)
811,379	5.625		07/01/2029	869,157
16,610,960	5.750		07/01/2031	18,250,216
61,106,206	0.000	(e)	07/01/2033	41,868,310
3,435,196	4.000		07/01/2033	3,363,381
7,201,113	4.000		07/01/2035	6,879,054
10,253,482	4.000		07/01/2037	9,691,000
19,508,950	4.000		07/01/2041	17,840,080
48,492,776	4.000		07/01/2046	42,273,471
Puerto Rico Electric Power Authority Power RB (NR/NR)
450,000	5.000	*	07/01/2021	249,750
455,000	5.000	*	07/01/2027	252,525
Puerto Rico Electric Power Authority Power RB Series 2012A (NR/NR)
1,905,000	4.800	*	07/01/2029	1,057,275
37,760,000	5.000	*	07/01/2042	20,956,800
Puerto Rico Electric Power Authority Power RB Series 2013A (NR/NR)
715,000	7.250	*	07/01/2030	396,825
6,760,000	7.000	*	07/01/2033	3,751,800
14,065,000	6.750	*	07/01/2036	7,806,075
6,190,000	7.000	*	07/01/2040	3,435,450
Puerto Rico Electric Power Authority Power RB Series 4 (NR/NR)
1,678,950	10.000	*	07/01/2022	931,817
Puerto Rico Electric Power Authority Power RB Series A-4 (NR/NR)
2,415,332	10.000	*	07/01/2019	1,340,509
Puerto Rico Electric Power Authority Power RB Series AAA (NR/NR)
1,160,000	5.250	*	07/01/2021	643,800
130,000	5.250	*	07/01/2023	72,150
550,000	5.250	*	07/01/2030	305,250
3,970,000	5.250	*	07/01/2031	2,203,350
Puerto Rico Electric Power Authority Power RB Series B-4 (NR/NR)
2,415,332	10.000	*	07/01/2019	1,340,509
Puerto Rico Electric Power Authority Power RB Series BBB (NR/NR)
90,000	5.400	*	07/01/2028	49,950
Puerto Rico Electric Power Authority Power RB Series CCC (NR/NR)
1,315,000	5.000	*	07/01/2022	729,825
90,000	4.250	*	07/01/2023	49,950
60,000	4.500	*	07/01/2023	33,300
50,000	4.600	*	07/01/2024	27,750
210,000	4.625	*	07/01/2025	116,550
900,000	5.000	*	07/01/2025	499,500

158	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Puerto Rico – (continued)

Puerto Rico Electric Power Authority Power RB Series CCC (NR/NR) – (continued)
$25,000	5.000	%*	07/01/2026	$13,875
10,000,000	5.250	*	07/01/2026	5,550,000
65,000	4.800	*	07/01/2027	36,075
2,425,000	5.250	*	07/01/2027	1,345,875
4,980,000	5.000	*	07/01/2028	2,763,900
Puerto Rico Electric Power Authority Power RB Series DDD (NR/NR)
575,000	5.000	*	07/01/2020	319,125
Puerto Rico Electric Power Authority Power RB Series E-1 (NR/NR)
5,036,850	10.000	*	01/01/2021	2,795,452
Puerto Rico Electric Power Authority Power RB Series E-2 (NR/NR)
5,036,850	10.000	*	07/01/2021	2,795,452
Puerto Rico Electric Power Authority Power RB Series E-3 (NR/NR)
1,678,950	10.000	*	01/01/2022	931,817
Puerto Rico Electric Power Authority Power RB Series EEE (NR/NR)
1,175,000	5.950	*	07/01/2030	652,125
6,720,000	6.050	*	07/01/2032	3,729,600
115,000	6.250	*	07/01/2040	63,825
Puerto Rico Electric Power Authority Power RB Series SS (NR/NR)
130,000	4.625	*	07/01/2030	72,150
Puerto Rico Electric Power Authority Power RB Series TT (NR/NR)
300,000	4.200	*	07/01/2019	166,500
700,000	5.000	*	07/01/2025	388,500
9,895,000	5.000	*	07/01/2032	5,491,725
Puerto Rico Electric Power Authority Power RB Series VV (NATL) (NR/NR)
1,250,000	5.250		07/01/2032	1,231,421
Puerto Rico Electric Power Authority Power RB Series WW (NR/NR)
2,000,000	5.500	*	07/01/2020	1,110,000
480,000	5.375	*	07/01/2022	266,400
1,100,000	5.250	*	07/01/2025	610,500
3,765,000	5.250	*	07/01/2033	2,089,575
18,715,000	5.500	*	07/01/2038	10,386,825
Puerto Rico Electric Power Authority Power RB Series XX (NR/NR)
20,000	4.875	*	07/01/2027	11,100
44,005,000	5.250	*	07/01/2040	24,422,775
Puerto Rico Electric Power Authority Power RB Series YY (NR/NR)
2,460,000	6.125	*	07/01/2040	1,365,300
Puerto Rico Electric Power Authority Power RB Series ZZ (NR/NR)
65,000	3.700	*	07/01/2017	36,075
1,230,000	5.000	*	07/01/2017	682,650
145,000	4.250	*	07/01/2018	80,475
3,130,000	5.000	*	07/01/2019	1,737,150
260,000	4.250	*	07/01/2020	144,300
25,000	5.250	*	07/01/2020	13,875
80,000	4.375	*	07/01/2021	44,400
100,000	4.375	*	07/01/2022	55,500

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Puerto Rico – (continued)

Puerto Rico Electric Power Authority Power RB Series ZZ (NR/NR) – (continued)
$65,000	5.000	%*	07/01/2022	$36,075
190,000	4.500	*	07/01/2023	105,450
1,275,000	5.250	*	07/01/2024	707,625
135,000	4.625	*	07/01/2025	74,925
2,475,000	5.250	*	07/01/2026	1,373,625
Puerto Rico Electric Power Authority Power Revenue Refunding Bonds Series DDD (NR/NR)
215,000	3.300	*	07/01/2019	119,325
80,000	3.500	*	07/01/2020	44,400
155,000	3.625	*	07/01/2021	86,025
60,000	3.750	*	07/01/2022	33,300
730,000	3.875	*	07/01/2023	405,150
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (A1/AA)
(3M USD SOFR + 0.52%)
52,372,000	3.583	(h)	07/01/2029	51,004,237
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ (NR/NR)
126,000	5.000	*	07/01/2024	69,930
Puerto Rico Electric Power Authority RB Series 2010 AAA (NR/NR)
1,489,000	5.250	*	07/01/2027	826,395
3,634,000	5.250	*	07/01/2028	2,016,870
Puerto Rico Electric Power Authority RB Series TT (NR/NR)
5,135,000	5.000	*	07/01/2037	2,849,925
Puerto Rico Electric Power Authority RB Series WW (NR/NR)
5,550,000	5.000	*	07/01/2028	3,080,250

Puerto Rico Industrial Tourist Educational, Medical and Environmental Control Facilities Financing Authority Dock and Wharf RB (Forward Delivery) Series 2023A-1, Series A-2 and A-3 And Series 2023B (NR/BBB-)

1,355,000	6.500		01/01/2042	1,564,986
6,375,000	6.750		01/01/2045	7,409,833
Puerto Rico Industrial Tourist, Educational Medical and Environmental Control Facilities Financing Authority Afica Dock and Wharf RB forward Delivery Collectively The “Series 2023 Bonds” (NR/BBB-)
2,750,000	6.500		01/01/2041	3,179,370
820,000	6.500		01/01/2042	944,387
2,300,000	6.750		01/01/2046	2,671,764
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)
11,000	0.000	(e)	07/01/2029	9,308
4,301,000	0.000	(e)	07/01/2031	3,366,529
5,295,000	0.000	(e)	07/01/2033	3,794,568
378,471,000	0.000	(e)	07/01/2046	123,509,961
206,225,000	0.000	(e)	07/01/2051	49,806,472
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
108,671,000	4.329		07/01/2040	105,887,469
562,000	4.536		07/01/2053	526,285
15,175,000	4.784		07/01/2058	14,444,471
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
3,939,000	4.500		07/01/2034	3,913,629
60,611,000	4.750		07/01/2053	58,274,373

The accompanying notes are an integral part of these financial statements.	159

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Puerto Rico – (continued)

Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR) – (continued)
$195,082,000	5.000%		07/01/2058	$192,108,248

				1,109,285,618

Rhode Island - 0.5%

Rhode Island Health and Educational Building Corporation Hospital Financing RB Lifespan Obligated Group Issue Series 2024 (NR/BBB+)
21,500,000	5.250		05/15/2054	22,106,588
Rhode Island Health and Educational Building Corporation Public Schools Financing RB for Town of Cumberland Issue Series 2023 A (NR/AA+)
10,000,000	4.125		05/15/2053	9,259,513
Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Series 82-A (Non-AMT) (GNMA COLL) (Aa1/AA+)
7,290,000	4.600		10/01/2049	7,154,096
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2007 B (NR/CCC-)
124,220,000	0.000	(e)	06/01/2052	19,774,967
Tobacco Settlement Financing Corporation Tobacco Settlement Asset-Backed Bonds Series 2015B (NR/NR)
2,750,000	5.000		06/01/2050	2,749,806

				61,044,970

South Carolina - 0.4%

Lancaster County Assessment RB for Edgewater Improvement District Series 2003 A (NR/NR)
2,377,000	6.875		11/01/2035	2,378,759
South Carolina Economic Development Authority Educational Facilities Tax Exempt RB for Polaris Tech Charter School Project Series 2022A (NR/NR)
900,000	5.125	(d)	06/15/2042	855,668
6,160,000	5.250	(d)	06/15/2052	5,720,512
5,615,000	5.250	(d)	06/15/2057	5,154,951
South Carolina Jobs-Economic Development Authority Educational Facilities RB Polaris Tech Charter School Project Series 2022A (Tax Exempt) (NR/NR)
1,825,000	4.625	(d)	06/15/2032	1,773,920
South Carolina Jobs-Economic Development Authority Health Care Facilities RB Novant Health Obligated Group Series 2024A (A1/A+)
6,925,000	4.500		11/01/2054	6,681,035
4,550,000	5.500		11/01/2054	4,853,843
South Carolina Jobs-Economic Development Authority Healthcare RB for Beaufort Memorial Hospital & South of Broad Healthcare Project Series 2024 (NR/BB)
2,525,000	5.750		11/15/2054	2,628,428
South Carolina Jobs-Economic Development Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2018 C (NR/NR)
2,150,000	5.000		11/15/2047	2,161,367
South Carolina Public Service Authority Revenue Obligations 2015 Tax Exempt Series E (NR/A-)
5,000,000	5.250		12/01/2055	5,022,234
South Carolina Public Service Authority Revenue Obligations 2022 Tax Exempt Series E (AGM) (A1/AA)
9,000,000	5.000		12/01/2052	9,206,663

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

South Carolina – (continued)

Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (A1/AA)
$2,000,000	3.000%		04/15/2049	$1,472,229
State of South Carolina Public Service Authority Revenue Refunding Obligations Series 2022 A (BAM-TCRS) (A3/AA)
5,000,000	4.000		12/01/2052	4,482,348

				52,391,957

South Dakota - 0.0%

County of Lincoln RB Refunding for The Augustana College Association Series 2021 A (NR/BBB-)
1,050,000	4.000		08/01/2056	813,363
1,450,000	4.000		08/01/2061	1,096,819

				1,910,182

Tennessee - 0.3%

City of Chattanooga Health, Educational & Housing Board RB for Commonspirit Health Series 2019A-2 (A3/A-)
4,750,000	5.000		08/01/2049	4,771,155
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A3/A-)
1,230,000	4.000		07/01/2040	1,151,568
Health, Educational and Housing Facility Board of The County of Knox Student Housing RB Series 2024A-1 (Tax-Exempt) (BAM) (NR/AA)
2,000,000	5.500		07/01/2059	2,100,528
4,000,000	5.000		07/01/2064	4,017,109
Industrial Development Board of The Metropolitan Government of Davidson County Senior Special Assessment RB Series 2021A (NR/NR)
1,150,000	4.000	(d)	06/01/2051	969,568
Industrial Development Board of The Metropolitan Government of Davidson County Senior Special Assessment Revenue Capital Appreciation Bonds Series 2021B (NR/NR)
2,825,000	0.000	(d)(e)	06/01/2043	1,132,991
Memphis-Shelby County Industrial Development Board Tax Allocation Refunding Bonds Series 2017 A (NR/NR)
100,000	4.750		07/01/2027	90,260
4,100,000	5.625		01/01/2046	2,725,681
Metropolitan Government Nashville & Davidson County Health & Educational Facilities RB Refunding for Trevecca Nazarene University Project Series 2019 (NR/NR)
335,000	5.000		10/01/2029	342,572
410,000	5.000		10/01/2039	413,781
500,000	5.000		10/01/2048	488,319
Metropolitan Nashville Airport Authority Airport Subordinate RB Series 2022B (AMT) (A2/NR)
6,950,000	5.000		07/01/2054	6,963,573
Nashville Metropolitan Development & Housing Agency RB for Fifth+ Broadway Development Project Series 2018 (NR/NR)
850,000	5.125	(d)	06/01/2036	858,031
The Health, Educational and Housing Facility Board of The County of Shelby Tennessee Student Housing RB Madrone Memphis Student Housing I LLC - University of Memphis Project Series 2024A-1 (NR/BB+)
900,000	5.000	(d)	06/01/2044	892,382
2,025,000	5.250	(d)	06/01/2056	2,018,335

160	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Tennessee – (continued)

The Industrial Development Board of The City of Kingsport Tennessee Exempt Facility Bonds for Domtar Project Series 2024 (B1/B+) (PUTABLE)
$3,875,000	5.250	%(a)(b)(d)	12/01/2054	$3,899,131

				32,834,984

Texas - 8.7%

Argyle Special Assessment RB for Waterbrook of Argyle Public Improvement District Project Series 2018 (NR/NR)
400,000	4.625	(d)	09/01/2028	402,412
2,340,000	5.125	(d)	09/01/2038	2,336,940
2,580,000	5.250	(d)	09/01/2047	2,548,249
Arlington Higher Education Finance Corp. Education RB for Basis Texas Charter Schools Inc. Series 2024 (Ba2/NR)
970,000	4.875	(d)	06/15/2054	905,260
900,000	4.875	(d)	06/15/2059	825,900
1,100,000	5.000	(d)	06/15/2064	1,017,598
Arlington Higher Education Finance Corp. Education RB for Great Hearts America - Texas Series 2024A (Baa3/NR)
1,100,000	5.000		08/15/2054	1,030,874
Arlington Higher Education Finance Corp. Education RB for Harmony Public Schools Series 2024 (PSF-GTD) (NR/AAA)
10,500,000	4.000		02/15/2054	9,458,416
Arlington Higher Education Finance Corp. Education RB for Legacy Traditional Schools Project Series 2022A (NR/NR)
5,500,000	6.750	(d)	02/15/2062	5,605,347
Arlington Higher Education Finance Corp. Education RB Series 2022A (NR/NR)
1,495,000	5.625		08/15/2052	1,143,675
1,780,000	5.750		08/15/2057	1,361,700
Arlington Higher Education Finance Corp. RB Refunding for Wayside Schools Series 2021 A (NR/BB)
305,000	4.000		08/15/2036	278,047
560,000	4.000		08/15/2041	480,287
810,000	4.000		08/15/2046	671,861
Arlington Higher Education Finance Corporation Education RB for Basis Texas Charter Schools Series 2023 (Ba2/NR)
2,285,000	4.875	(a)(b)(d)	06/15/2056	2,288,545
Aubrey Independent School District UT School Building Bonds Series 2022 (PSF-GTD) (Aaa/AAA)
5,000,000	4.000		02/15/2052	4,530,809
Austin Convention Enterprises, Inc. Convention Center Hotel First Tier RB Refunding Series 2017 A (NR/BB+)
1,480,000	5.000		01/01/2029	1,483,323
Austin Convention Enterprises, Inc. Convention Center Hotel First Tier RR Bonds, Series 2017A (NR/BB+)
450,000	5.000		01/01/2032	449,007
450,000	5.000		01/01/2033	446,839
Bastrop County Special Assessment for Double Eagle Ranch Public Improvement District Area One Project RB Series 2023 (NR/NR)
900,000	5.375	(d)	09/01/2053	881,964
Bastrop County, Special Assessment RB, Series 2024 Double Eagle Ranch Public Improvement District Improvement Area #2 Project (NR/NR)
505,000	5.250		09/01/2044	489,794
675,000	5.500		09/01/2054	648,695

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

Board of Managers, Joint Guadalupe County - City of Seguin Hospital Mortgage Improvement RB Refunding Bonds Series 2015 (NR/BB)
$3,575,000	5.250%		12/01/2035	$3,578,823
2,435,000	5.000		12/01/2040	2,341,565
Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities RB for Aleon Renewable Metals Project (NR/NR)
6,600,000	10.000	(a)(b)(d)	06/01/2042	5,610,000
Caddo Mills Independent School District Unlimited Tax School Building Bonds, Series 2023 (PSF-GTD) (Aaa/NR)
5,035,000	4.250		02/15/2053	4,771,636
Cedar Bayou Navigation District Special Assessment Series 2020 (NR/NR)
9,415,000	6.000		09/15/2051	7,832,661
Celina Independent School District Unlimited Tax School Building Bonds, Series 2023 (PSF-GTD) (Aaa/NR)
10,000,000	4.000		02/15/2053	9,159,376
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2021D (A3/A+)
3,670,000	3.000		01/01/2046	2,842,353
City of Anna Special Assessment Bonds for Hurricane Creek Public Improvement District Project Series 2019 (NR/NR)
2,190,000	6.500	(d)	09/01/2048	2,244,256
City of Anna Special Assessment RB for Anacapri Public Improvement District Improvement Area 1 Project, Series 2023 (NR/NR)
2,300,000	7.375	(d)	09/15/2052	2,503,649
City of Anna Special Assessment RB for Hurricane Creek Public Improvement District Project Series 2022 (NR/NR)
1,931,000	6.000	(d)	09/01/2052	1,940,956
City of Anna Special Assessment RB for Meadow Vista Public Improvement District Improvement Area #1 Project Series 2024 (NR/NR)
450,000	5.500	(d)	09/15/2044	447,527
City of Anna Special Assessment RB for The Woods at Lindsey Place Public Improvement District Improvement Area #1 Project Series 2023 (NR/NR)
1,375,000	5.875	(d)	09/15/2053	1,405,980
City of Anna Texas A Municipal Corporation of The State of Texas Located in Collin County Special Assessment RB Series 2024 (NR/NR)
1,100,000	5.750	(d)	09/15/2054	1,067,037
City of Aubrey Special Assessment for Aubrey Public Improvement District No. 1 RB Series 2023 (NR/NR)
1,425,000	5.875	(d)	09/01/2043	1,433,969
1,475,000	6.000	(d)	09/01/2053	1,483,079
City of Aubrey Special Assessment RB for Jackson Ridge Public Improvement District Project Series 2022 (NR/NR)
1,620,000	6.000	(d)	09/01/2045	1,690,162
City of Aubrey Texas A Municipal Corp. of The State of Texas Located In Denton County Special Assessment RB Series 2025 (NR/NR)
2,000,000	5.625	(d)	12/31/2055	1,924,329
City of Aubrey Texas A Municipal Corp. of The State of Texas Located in Denton County Special Assessment RB Series 2025 (Duck Point Public Improvement District) (NR/NR)
1,000,000	5.375	(d)	12/31/2045	964,070

The accompanying notes are an integral part of these financial statements.	161

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

City of Austin Special Assessment RB for Estancia Hill Country Public Improvement District Series 2018 (NR/NR)
$4,150,000	5.125	%(d)	11/01/2033	$4,072,757
City of Austin Special Assessment RB for Whisper Valley Public Improvement District Improvement Area #3 Series 2024 (NR/NR)
650,000	5.250	(d)	11/01/2053	625,127
City of Austin Special Assessment RB for Whisper Valley Public Improvement District Project Series 2022 (NR/NR)
1,170,000	5.500	(d)	11/01/2051	1,178,659
City of Bastrop Texas A Municipal Corp. of The State of Texas Located In Bastrop County Special Assessment RB Series 2025 (NR/NR)
1,003,000	5.625	(d)(g)	09/01/2055	1,003,779
City of Bee Cave Special Assessment RB Series 2021 (NR/NR)
563,000	4.750	(d)	09/01/2031	542,140
1,540,000	5.000	(d)	09/01/2041	1,433,278
1,907,000	5.250	(d)	09/01/2051	1,793,932
City of Buda Texas A Municipal Corp. of The State of Texas Located In Hays County Special Assessment RB Series 2025 (NR/NR)
5,000,000	6.625	(d)	09/01/2045	4,922,397
2,750,000	6.000	(d)	09/01/2055	2,670,529
5,000,000	6.750	(d)	09/01/2055	4,866,262
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2020 (NR/NR)
430,000	3.750	(d)	09/01/2040	361,306
1,451,000	4.000	(d)	09/01/2050	1,139,780
City of Celina Special Assessment for Edgewood Creek Public Improvement District Phase#1 Project Series 2021 (NR/NR)
450,000	4.250	(d)	09/01/2041	394,423
City of Celina Special Assessment RB for Celina Hills Public Improvement District Project Series 2022 (NR/NR)
1,021,000	5.000	(d)	09/01/2051	921,919
City of Celina Special Assessment RB for Chalk Hill Public Improvement District No. 2 Phases #2-3 Direct Improvement Project Series 2023 (NR/NR)
1,624,000	6.000	(d)	09/01/2053	1,622,753
City of Celina Special Assessment RB for Cross Creek Meadows Public Improvement District Improvement Area #1 Project Series 2023 (NR/NR)
2,105,000	5.500	(d)	09/01/2053	2,033,042
1,424,000	6.125	(d)	09/01/2053	1,428,539
City of Celina Special Assessment RB for Harper Estates Public Improvement District Project Series 2023 (NR/NR)
6,576,000	6.750	(d)	09/01/2052	6,557,483
City of Celina Special Assessment RB for Hillside Public Improvement District Series 2022 (NR/NR)
812,000	3.375	(d)	09/01/2042	611,656
3,549,000	4.000	(d)	09/01/2052	2,740,628
City of Celina Special Assessment RB for Mosaic Public Improvement District Phase #1 Project Series 2023 (NR/NR)
1,225,000	5.125	(d)	09/01/2043	1,185,217
1,676,000	5.500	(d)	09/01/2053	1,618,707
City of Celina Special Assessment RB for Parks at Wilson Creek Series 2021 (NR/NR)
67,000	2.750	(d)	09/01/2026	65,411
152,000	3.500	(d)	09/01/2026	150,107
240,000	3.250	(d)	09/01/2031	220,019

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

City of Celina Special Assessment RB for Parks at Wilson Creek Series 2021 (NR/NR) – (continued)
$446,000	4.000	%(d)	09/01/2031	$425,981
1,134,000	3.500	(d)	09/01/2041	909,544
959,000	4.250	(d)	09/01/2041	840,559
1,916,000	4.000	(d)	09/01/2051	1,490,052
1,410,000	4.500	(d)	09/01/2051	1,199,774
City of Celina Special Assessment RB for Parvin Public Improvement District Project Series 2023 (NR/NR)
1,604,000	6.500	(d)	09/01/2043	1,601,288
2,100,000	6.750	(d)	09/01/2053	2,101,824
City of Celina Special Assessment RB for Ten Mile Creek Public Improvement District Project Series 2023 (NR/NR)
701,000	6.250	(d)	09/01/2042	702,171
1,365,000	5.750	(d)	09/01/2052	1,366,536
1,175,000	6.500	(d)	09/01/2052	1,180,040
City of Celina Special Assessment RB for Wells South Public Improvement District Neighborhood Improvement Project Series 2022 (NR/NR)
1,215,000	5.625	(d)	09/01/2052	1,197,052
City of Celina Special Assessment RB Series 2022 (NR/NR)
910,000	4.000	(d)	09/01/2043	750,829
933,000	4.125	(d)	09/01/2051	741,525
City of Celina Texas a Municipal Corp. of The State of Texas Located in Collin and Denton Counties Special Assessment RB Series 2024 (NR/NR)
1,200,000	5.750	(d)	09/01/2054	1,198,814
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1B Project Series 2018 (NR/NR)
400,000	5.500	(d)	09/01/2046	401,996
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#2 Project Series 2018 (NR/NR)
1,125,000	5.625		09/01/2038	1,142,613
1,686,000	5.750		09/01/2047	1,691,884
City of Celina Texas Municipal Corp. Special Assessment RB for Mosaic Public Improvement District Improvement Area #2 Project Series 2024 (NR/NR)
1,600,000	5.125	(d)	09/01/2044	1,533,673
2,300,000	5.500	(d)	09/01/2054	2,216,660
City of Celina Texas Municipal Corp. Special Assessment RB for Mosaic Public Improvement District Phase #1B Project Series 2024 (NR/NR)
400,000	5.375	(d)	09/01/2053	379,364
City of Celina Texas Municipal Corp. Special Assessment RB for North Sky Public Improvement District Improvement Area #1B Project Series 2024 (NR/NR)
609,000	5.000		09/01/2044	574,722
436,000	5.250		09/01/2052	407,095
City of Celina Texas Municipal Corp. Special Assessment RB for Sutton Fields II Public Improvement District Phase#2-3 Project Series 2019 (NR/NR)
2,330,000	4.250	(d)	09/01/2049	1,987,223
City of Celina Texas Municipal Corp. Special Assessment RB for Sutton Fields II Public Improvement District Phase#4 Project Series 2020 (NR/NR)
1,800,000	4.125	(d)	09/01/2050	1,444,259

162	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

City of Celina Texas Special Assessment RB Series 2025 (NR/NR)
$509,000	5.375	%(d)(g)	09/01/2045	$499,658
400,000	5.500	(d)	09/01/2045	398,733
1,525,000	5.625	(d)(g)	09/01/2055	1,492,930
City of Celinac Special Assessment for Edgewood Creek Public Improvement District Phase#1 Project Series 2021 (NR/NR)
175,000	4.750	(d)	09/01/2031	170,826
370,000	5.250	(d)	09/01/2041	370,722
500,000	5.500	(d)	09/01/2050	487,909
City of Corpus Christi Special Assessment RB for Whitecap Public Improvement District No. 1 Improvement Area #1 Project Series 2024 (NR/NR)
1,050,000	6.125		09/15/2044	1,033,415
1,825,000	6.500		09/15/2054	1,802,054
City of Crandall Cartwright Ranch Public Improvement District Special Assessment Bond Series 2021 (NR/NR)
137,000	4.125	(d)	09/15/2026	136,381
261,000	4.750	(d)	09/15/2031	259,503
900,000	4.250	(d)	09/15/2041	811,116
500,000	5.000	(d)	09/15/2041	474,868
1,400,000	4.500	(d)	09/15/2051	1,215,341
650,000	5.250	(d)	09/15/2051	621,650
City of Crandall Special Assessment RB for River Ridge Public Improvement District Project Series 2022 (NR/NR)
4,500,000	6.125	(d)	09/15/2052	4,633,227
City of Crandall Special Assessment RB for River Ridge Public Improvement District Single Family Residential Major Improvement Project Series 2022 (NR/NR)
1,580,000	6.750	(d)	09/15/2052	1,648,154
City of Crandall Texas A Municipal Corp. of The State of Texas Located In Kaufman County Special Assessment RB Series 2025 (NR/NR)
625,000	5.250	(d)	09/15/2045	609,114
1,275,000	5.500	(d)	09/15/2055	1,248,743
City of Dayton Junior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #1 Project Series 2022B (NR/NR)
1,325,000	5.750	(d)	09/01/2052	1,241,474
City of Dayton Junior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #2 Project Series 2024B (NR/NR)
2,250,000	6.250	(d)	09/01/2054	2,186,069
City of Dayton Senior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #1 Project Series 2022A (NR/NR)
1,413,000	5.250	(d)	09/01/2052	1,347,445
City of Dayton Senior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #2 Project Series 2024A (NR/NR)
1,595,000	5.750	(d)	09/01/2054	1,542,985

City of Decatur, Texas, (A Municipal Corp. of The State of Texas Located in Wise County) Special Assessment RB Series 2025 (Paloma Trails Public Improvement District Improvement Area #1 Project) (NR/NR)

600,000	5.500	(d)	09/15/2045	586,478
1,300,000	5.750	(d)	09/15/2055	1,272,148

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

City of Decatur, Texas, (A Municipal Corp. of The State of Texas Located in Wise County) Special Assessment RB Series 2025 (Paloma Trails Public Improvement District Major Improvement Area Project) (NR/NR)

$2,000,000	5.375	%(d)	12/31/2045	$1,956,769
765,000	6.375	(d)	09/15/2055	747,191

City of Decatur, Texas, (A Municipal Corporation of The State of Texas Located In Wise County) Special Assessment RB, Series 2023 (Vista Park Public Improvement District No. 1 Improvement Area #1 Project) (NR/NR)

1,963,000	6.875	(d)	09/15/2054	1,987,716
City of Dorchester Texas Special Assessment RB Series 2024 (NR/NR)
950,000	6.000	(d)	09/15/2044	909,416
1,200,000	7.000	(d)	09/15/2044	1,153,682
1,350,000	6.250	(d)	09/15/2054	1,276,083
1,313,000	7.250	(d)	09/15/2054	1,249,301
City of Dripping Springs Special Assessment RB for Heritage Public Improvement District Improvement Area #1 Project Series 2023 (NR/NR)
1,219,000	5.500	(d)	09/01/2053	1,216,311
City of Dripping Springs Texas Special Assessment RB Series 2024 (NR/NR)
770,000	5.250	(d)	09/01/2054	729,555
City of Elmendorf Hickory Ridge Public Improvement District Special Assessment Bond for Improvement Area No. 1 Series 2021 (NR/NR)
3,571,000	4.000	(d)	09/01/2051	2,773,047
City of Fate Special Assessment for Williamsburg East Public Improvement District Area No. 1 Series 2020 (NR/NR)
692,000	3.875	(d)	08/15/2040	581,881
994,000	4.125	(d)	08/15/2050	814,138
City of Fate Special Assessment RB for Monterra Public Improvement District Improvement Area #2 Project Series 2024 (NR/NR)
900,000	5.375	(d)	08/15/2044	881,225
1,350,000	5.750	(d)	08/15/2054	1,318,810
City of Fate Special Assessment RB for Monterra Public Improvement District Series 2021 (NR/NR)
925,000	3.750	(d)	08/15/2041	767,628
1,656,000	4.000	(d)	08/15/2051	1,321,014
City of Fate Special Assessment RB for Williamsburg East Public Improvement District Project Series 2022 (NR/NR)
2,275,000	6.000	(d)	08/15/2052	2,300,228
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Phase#1 Series 2019 (NR/NR)
1,360,000	4.250	(d)	08/15/2049	1,165,213
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Series 2018 (NR/NR)
910,000	4.350	(d)	08/15/2039	838,525
1,920,000	4.500	(d)	08/15/2048	1,707,689
City of Fate Special Assessment RB for Williamsburg Public Improvement District Series 2022 (NR/NR)
1,000,000	4.375	(d)	08/15/2052	841,530
City of Fate, Texas Special Assessment RB for Williamsburg Public Improvement District No. 1 Phase 3B Series 2023 (NR/NR)
1,286,000	5.375	(d)	08/15/2053	1,253,126

The accompanying notes are an integral part of these financial statements.	163

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

City of Forney Special Assessment RB for Bellagio Public Improvement District No. 1 RB Series 2023 (NR/NR)
$7,112,000	6.500	%(d)	09/15/2053	$6,857,144
City of Friendswood Special Assessment RB for Friendswood City Center Public Improvement District Initial Major Improvements Project Series 2024 (NR/NR)
6,650,000	7.000		09/15/2054	6,482,394
City of Georgetown Special Assessment RB for Parks at Westhaven Public Improvement District Project Series 2022 (NR/NR)
961,000	4.125	(d)	09/15/2042	840,811
617,000	4.250	(d)	09/15/2047	523,501
City of Gunter Texas A Municipal Corp. of The State of Texas Located in Grayson County Special Assessment RB Series 2025 (Bridges Phase 2A Public Improvement District Project) (NR/NR)
1,677,000	5.750	(d)(g)	09/15/2055	1,636,428
City of Hackberry Special Assessment RB for Riverdale Lake Public Improvement District No. 2 Phases 4-6 Project Series 2017 (NR/NR)
4,345,000	5.000		09/01/2047	4,178,035
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13-16 Project Series 2017 (NR/NR)
1,390,000	4.500		09/01/2037	1,323,280
2,435,000	5.000		09/01/2044	2,365,966
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (NR/BBB-)
2,235,000	4.500		09/01/2032	2,192,984
4,715,000	4.500		09/01/2038	4,363,328
City of Haslet Special Assessment RB for Haslet Public Improvement District Series 2021 (NR/NR)
1,852,000	4.000	(d)	09/01/2051	1,450,924
City of Haslet Special Assessment RB Refunding for Haslet Public Improvement District No. 5 1 Project Series 2019 (NR/NR)
2,450,000	4.375	(d)	09/01/2049	2,131,100
City of Houston Airport System Special Facilities RB for United Airlines Inc. Airport Improvement Projects Series 2018C (AMT) (NR/BB)
9,895,000	5.000		07/15/2028	10,137,504
City of Houston Airport System Special Facilities RB for United Airlines Inc. Terminal Improvement Projects Series 2024B (AMT) (Ba3/NR)
2,250,000	5.500		07/15/2038	2,356,280
City of Houston Airport System Special Facilities RB for United Airlines Technical Operations Center Project Series 2018 (NR/BB)
4,430,000	5.000		07/15/2028	4,538,569
City of Houston Airport System Special Facilities RB for United Airlines, Inc. Terminal Improvement Projects Series 2024B (AMT) (Ba3/NR)
8,250,000	5.500		07/15/2039	8,623,124
City of Houston Airport System Special Facilities Refunding RB for United Airlines, Inc. Terminal Improvement Projects Series 2015B-1 (AMT) (NR/BB)
900,000	5.000		07/15/2030	900,580
City of Huntsville Special Assessment RB for The Reserves of Huntsville Public Improvement District Series 2024 (NR/NR)
670,000	5.375	(d)	09/15/2044	664,295

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

City of Huntsville Special Assessment RB for The Reserves of Huntsville Public Improvement District Series 2024 (NR/NR) – (continued)
$642,000	5.625	%(d)	09/15/2054	$630,025
City of Hutto Emory Crossing Public Improvement District Special Assessment Bond Series 2021 (NR/NR)
1,000,000	4.000	(d)	09/01/2056	769,223
City of Hutto Special Assessment RB for Cottonwood Creek Public Improvement Series 2021 (NR/NR)
2,491,000	4.000	(d)	09/01/2051	1,960,203
City of Hutto Special Assessment RB for Durango Farms Public Improvement District Project Series 2021 (NR/NR)
2,329,000	4.000	(d)	09/01/2056	1,825,981
City of Hutto Special Assessment RB for Emory Crossing Public Improvement District Improvement Area #2 Project , Series 2023 (NR/NR)
1,950,000	5.625	(d)	09/01/2058	1,963,752
City of Hutto Texas A Municipal Corp. of The State of Texas Located in Williamson County Special Assessment RB Series 2025 (Cottonwood Creek Public Improvement District Improvement Area #2) (NR/NR)
824,000	5.375	(d)	09/01/2055	796,774
City of Hutto Texas A Municipal Corp. of The State of Texas Located in Williamson County Special Assessment RB Series 2025 (Prairie Winds Public Improvement District Improvement Area #1) (NR/NR)
1,166,000	5.375	(d)	09/01/2060	1,123,612
City of Justin Special Assessment for Timberbrook Public Improvement District No. 1 Series 2021 (NR/NR)
1,978,000	4.000	(d)	09/01/2051	1,593,948
City of Kaufman Special Assessment for Public Improvement District No. 1 Phases#1 Series 2021 (NR/NR)
575,000	3.625	(d)	09/15/2041	471,939
City of Kaufman Special Assessment RB for Kaufman Public Improvement District Project Series 2022 (NR/NR)
620,000	6.000	(d)	09/15/2052	629,546
City of Kaufman Special Assessment RB Kaufman Public Improvement District No. 3 Project Series 2024 (NR/NR)
1,325,000	5.250	(d)	09/15/2044	1,278,598
1,323,000	5.500	(d)	09/15/2054	1,260,602
City of Kyle Special Assessment RB for 6 Creeks Public Improvement District Project Series 2023 (NR/NR)
2,050,000	5.250	(d)	09/01/2043	2,054,712
1,297,000	5.500	(d)	09/01/2047	1,310,465
City of Kyle Special Assessment RB for 6 Creeks Public Improvement Project Series 2021 (NR/NR)
700,000	3.750	(d)	09/01/2041	598,334
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2019 (NR/NR)
1,405,000	4.625	(d)	09/01/2039	1,355,008
900,000	4.750	(d)	09/01/2044	843,091
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2020 (NR/NR)
1,310,000	3.625	(d)	09/01/2040	1,100,806
1,400,000	4.000	(d)	09/01/2046	1,156,554
City of Kyle Special Assessment RB for Plum Creek North Public Improvement District Project Series 2022 (NR/NR)
211,000	4.125	(d)	09/01/2027	210,553

164	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

City of Kyle Special Assessment RB for Southwest Kyle Public Improvement District No. 1 Series 2019 (NR/NR)
$1,225,000	4.875	%(d)	09/01/2044	$1,183,332
City of Kyle Special Assessment RB Porter Country Public Improvement District Improvement Area #1 Project Series 2023 (NR/NR)
3,507,000	6.000	(d)	09/01/2053	3,471,345
City of Kyle Special Assessment RB Series 2022 (NR/NR)
1,950,000	5.000		09/01/2042	1,849,247
City of Kyle Texas A Municipal Corp. of The State of Texas Located In Hays County Special Assessment RB Series 2024 (NR/NR)
1,000,000	5.750	(d)	09/01/2053	988,204
City of Kyle Texas A Municipal Corp. of The State of Texas Located in Hays County Special Assessment RB Series 2025 (6 Creeks Public Improvement District Improvement Area #5 Project) (NR/NR)
541,000	5.375	(d)	09/01/2050	522,405
City of Kyle, Texas Special Assessment RB Limestone Creek Public Improvement District Improvement Area #1 Project Series 2023 (NR/NR)
1,680,000	5.750	(d)	09/01/2053	1,669,410
City of Kyle, Texas Special Assessment RB Plum Creek North Public Improvement District Improvement Area #2 Project for Series 2024 (NR/NR)
523,000	5.000	(d)	09/01/2044	515,063
705,000	5.375	(d)	09/01/2054	689,515
City of Lago Vista Special Assessment RB for Tessera On Lake Travis Public Improvement District Improvement Area #3 Project Series 2024 (NR/NR)
2,000,000	6.000	(d)	09/01/2054	2,000,360
City of Lago Vista Tessera on Lake Travis Public Improvement District Special Assessment Refunding Bond Series 2010 (NR/NR)
990,000	3.750		09/01/2042	819,511
City of Lavon Special Assessment RB for Elevon Public Improvement District Improvement Area #1 Project Series 2024 (NR/NR)
500,000	5.000	(d)	09/15/2044	495,918
400,000	5.375	(d)	09/15/2052	393,356
City of Lavon Special Assessment RB for Elevon Public Improvement District Improvement Area #2A-2B Project Series 2024 (NR/NR)
616,000	5.125	(d)	09/15/2044	618,207
700,000	5.500	(d)	09/15/2054	696,237
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Improvement Area#1 Project Series 2019 (NR/NR)
565,000	4.250	(d)	09/15/2039	521,310
2,415,000	4.500	(d)	09/15/2049	2,147,173
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Major Improvement Area Project Series 2019 (NR/NR)
850,000	5.000	(d)	09/15/2049	802,425
City of Lavon Special Assessment RB Series 2022 (NR/NR)
2,123,000	4.000	(d)	09/15/2042	1,836,127
900,000	4.375	(d)	09/15/2042	816,838
4,978,000	4.125	(d)	09/15/2052	4,006,372
1,396,000	4.500	(d)	09/15/2052	1,214,903

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

City of Lewisville, Texas, Special Assessment RB, Series 2023 (Lakeside Crossing Public Improvement District) (NR/NR)
$1,500,000	8.000	%(d)	09/01/2053	$1,553,113
City of Liberty Hill Special Assessment Bonds for Summerlyn West Public Improvement District Series 2020 (NR/NR)
1,890,000	4.000	(d)	09/01/2054	1,477,439
City of Liberty Hill Special Assessment RB for Butler Farms Public Improvement Project Series 2022 (NR/NR)
145,000	3.500	(d)	09/01/2027	140,882
275,000	3.875	(d)	09/01/2032	253,602
550,000	4.125	(d)	09/01/2042	470,166
900,000	4.375	(d)	09/01/2052	747,261
City of Manor Manor Heights Public Improvement District Special Assessment Bond Series 2021 (NR/NR)
700,000	3.500	(d)	09/15/2041	543,473
1,630,000	4.125	(d)	09/15/2041	1,402,553
900,000	4.000	(d)	09/15/2051	702,824
1,125,000	4.375	(d)	09/15/2051	909,895
City of Manor Special Assessment RB for Lagos Public Improvement District Series 2020 (NR/NR)
295,000	4.500	(d)	09/15/2040	272,920
525,000	4.625	(d)	09/15/2049	468,450
City of Manor Special Assessment RB for Manor Heights Public Improvement District Improvement Area #3 Project Series 2023 (NR/NR)
597,000	5.500	(d)	09/15/2053	591,418
City of Manor Texas a Municipal Corp. of The State of Texas Located In Travis County Special Assessment RB Series 2024 (NR/NR)
600,000	5.625	(d)	09/15/2054	600,994
City of Marble Falls Texas Special Assessment RB Series 2024 (NR/NR)
904,000	6.375	(d)	09/01/2044	868,122
502,000	7.375	(d)	09/01/2044	486,437
1,100,000	6.625	(d)	09/01/2054	1,050,532
1,024,000	7.625	(d)	09/01/2054	988,890
City of Marble Falls Thunder Rock Public Improvement District Special Assessment Bond Series 2021 (NR/NR)
110,000	4.125	(d)	09/01/2026	109,117
150,000	4.625	(d)	09/01/2031	142,348
900,000	4.125	(d)	09/01/2041	777,580
450,000	4.875	(d)	09/01/2041	419,691
1,370,000	4.375	(d)	09/01/2051	1,134,023
520,000	5.125	(d)	09/01/2051	480,337
City of McLendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #2 Project Series 2019 (NR/NR)
780,000	4.250	(d)	09/15/2039	718,173
2,950,000	4.375	(d)	09/15/2049	2,565,422
City of McLendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #3 Project Series 2021 (NR/NR)
585,000	3.625	(d)	09/15/2041	479,020
820,000	4.000	(d)	09/15/2051	645,095
City of McLendon-Chisholm Special Assessment RB for Sonoma Public Improvement District Project Series 2022 (NR/NR)
2,430,000	5.750	(d)	09/15/2052	2,363,721

The accompanying notes are an integral part of these financial statements.	165

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

City of Mesquite Special Assessment RB for Iron Horse Public Improvement District Project Series 2019 (NR/NR)
$1,155,000	5.750	%(d)	09/15/2039	$1,162,258
2,055,000	6.000	(d)	09/15/2049	2,083,286
City of Mesquite Special Assessment RB for Polo Ridge Public Improvement District No. 2 Phase #1 Project Series 2019 (NR/NR)
2,405,000	5.875	(d)	09/15/2039	2,431,826
5,200,000	5.125	(d)	09/15/2048	4,941,700
3,830,000	6.125	(d)	09/15/2048	3,884,953
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area A-1 Projects, Series 2023 (NR/NR)
1,475,000	5.500	(d)	09/01/2043	1,499,232
4,570,000	5.750	(d)	09/01/2053	4,644,340
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area C-1 Projects, Series 2023 (NR/NR)
452,000	5.375	(d)	09/01/2043	455,012
1,110,000	5.625	(d)	09/01/2053	1,117,325
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area C-2 Project, Series 2023 (NR/NR)
916,000	5.625	(d)	09/01/2053	923,271
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area C-3 Projects Series 2024 (NR/NR)
506,000	5.000	(d)	09/01/2044	488,069
460,000	5.250	(d)	09/01/2053	442,578
City of Midlothian Special Assessment for Redden Farms Public Improvement District Series 2021 (NR/NR)
55,000	4.125	(d)	09/15/2031	53,243
420,000	4.500	(d)	09/15/2041	386,137
1,540,000	4.125	(d)	09/15/2051	1,238,062
510,000	4.750	(d)	09/15/2051	455,254
City of Midlothian Special Assessment RB for Westside Preserve Public Improvement District Major Improvement Area Project #1 Series 2022 (NR/NR)
2,310,000	5.375	(d)	09/15/2052	2,239,806
City of Midlothian Special Assessment RB for Westside Preserve Public Improvement District Major Improvement Area Project Series 2022 (NR/NR)
1,300,000	6.125	(d)	09/15/2052	1,303,985
City of Mustang Ridge, Texas, Special Assessment RB, Series 2023 (DuranGO Public Improvement District Improvement Area #1 Project) (NR/NR)
769,000	6.375	(d)	09/01/2053	779,833
City of New Braunfels Special Assessment RB for Solms Landing Public Improvement Project Series 2021 (NR/NR)
141,000	3.625	(d)	09/01/2026	138,933
320,000	4.250	(d)	09/01/2031	299,411
782,000	4.500	(d)	09/01/2041	681,788
1,355,000	4.750	(d)	09/01/2051	1,182,608
City of New Braunfels Utility System RB Refunding Series 2024 (Aa1/NR)
17,500,000	4.000		07/01/2055	15,772,713
City of North Richland Hills Special Assessment for City Point Public Improvement District Project Series 2019 (NR/NR)
361,000	5.250	(d)	09/01/2040	359,216

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

City of North Richland Hills Special Assessment for City Point Public Improvement District Project Series 2019 (NR/NR) – (continued)
$355,000	5.625	%(d)	09/01/2040	$352,747
540,000	4.125	(d)	09/01/2049	452,052
932,000	5.375	(d)	09/01/2050	916,037
City of Oak Point A Municipal Corporation of The State of Texas Located in Denton County Special Assessment RB Series 2024 (NR/NR)
1,000,000	5.625	(d)	09/15/2054	956,794
City of Oak Point Public Improvement District No. 2 Special Assessment Series 2020 (NR/NR)
1,175,000	3.750	(d)	09/01/2040	993,931
City of Oak Point Special Assessment RB for Wildridge Public Improvement District No. 1 Series 2018 (NR/NR)
1,320,000	4.125	(d)	09/01/2048	1,131,701
1,440,000	4.500	(d)	09/01/2048	1,310,962
City of Oak Point Texas Special Assessment RB Series 2024 (NR/NR)
900,000	5.250	(d)	09/15/2054	851,435
City of Pflugerville, Texas Special Assessment RB Series 2025 (NR/NR)
600,000	5.125	(d)	09/01/2045	584,368
725,000	5.375	(d)	09/01/2055	706,207
City of Pflugerville, Texas Travis and Williamson Counties, Texas Combination Tax and Limited Revenue Certificates of Obligation, Series 2023 (Aa3/NR)
3,725,000	4.000		08/01/2049	3,387,001
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone A Improvement Project Series 2022 (NR/NR)
600,000	5.500	(d)	09/15/2042	596,934
1,350,000	5.625	(d)	09/15/2052	1,335,502
1,928,000	6.125	(d)	09/15/2052	1,953,488
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone B Improvement Project Series 2022 (NR/NR)
550,000	5.500	(d)	09/15/2042	547,189
1,200,000	5.625	(d)	09/15/2052	1,187,113
City of Pilot Point Special Assessment RB for Mobberly Public Improvement District Improvement Area #1B Project Series 2023 (NR/NR)
926,000	5.625	(d)	09/15/2048	931,172
City of Pilot Point Special Assessment RB for Mobberly Public Improvement District Major Improvement Area Series 2022 (NR/NR)
3,701,000	6.000	(d)	09/15/2052	3,744,574
1,480,000	6.500	(d)	09/15/2052	1,507,662
City of Plano Special Assessment RB, Series 2023 (Haggard Farm Public Improvement District Improvement Area #1 Project) (NR/NR)
1,285,000	7.500	(d)	09/15/2053	1,343,269
City of Plano Special Assessment RB, Series 2023 (Haggard Farm Public Improvement District Major Improvement Area Project) (NR/NR)
1,610,000	8.250	(d)	09/15/2043	1,677,594
2,575,000	8.500	(d)	09/15/2053	2,687,241

166	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Phases 5-7 Project Series 2022 (NR/NR)
$1,040,000	4.375	%(d)	09/01/2052	$877,608
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2018 (NR/NR)
2,435,000	4.875	(d)	09/01/2048	2,286,552
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2020 (NR/NR)
126,000	3.875	(d)	09/01/2040	107,877
175,000	4.125	(d)	09/01/2050	143,909
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
400,000	4.875		09/01/2039	389,945
830,000	5.000		09/01/2049	778,329
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)
398,000	4.000	(d)	09/01/2051	315,051
City of Princeton Special Assessment RB for Eastridge Public Improvement District Improvement Area No. 2 Project, Series 2023 (NR/NR)
1,041,000	5.250	(d)	09/01/2043	1,019,873
1,409,000	5.500	(d)	09/01/2053	1,366,588
City of Princeton Special Assessment RB for Eastridge Public Improvement District Improvement Area Project Series 2022 (NR/NR)
700,000	5.125	(d)	09/01/2042	679,705
1,300,000	5.250	(d)	09/01/2052	1,239,688
City of Princeton Special Assessment RB for Sicily Public Improvement District Improvement Area No. 1 Project, Series 2023 (NR/NR)
1,225,000	7.000	(d)	09/01/2043	1,236,101
2,750,000	7.000	(d)	09/01/2053	2,752,347
City of Princeton Special Assessment RB for Sicily Public Improvement District Major Improvement Area Project, Series 2023 (NR/NR)
1,850,000	7.875	(d)	09/01/2053	1,869,014
City of Princeton Special Assessment RB for Southridge Public Improvement District Improvement Area No. 2 Project Series 2024 (NR/NR)
782,000	5.250	(d)	09/01/2044	762,093
1,132,000	5.500	(d)	09/01/2054	1,095,654
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District No. 2 Series 2019 (NR/NR)
2,205,000	4.500	(d)	09/01/2039	2,059,611
1,185,000	5.500	(d)	09/01/2039	1,196,796
1,490,000	4.750	(d)	09/01/2049	1,375,652
2,140,000	5.750	(d)	09/01/2049	2,145,292
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District Project Series 2023 (NR/NR)
2,041,000	5.375	(d)	09/01/2053	1,943,927
City of Princeton Special Assessment RB for Winchester Public Improvement District Project Series 2022 (NR/NR)
2,050,000	5.250	(d)	09/01/2052	1,924,849
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2020 (NR/NR)
750,000	3.750	(d)	09/01/2040	633,715
1,250,000	4.000	(d)	09/01/2050	984,743

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2021 (NR/NR)
$1,449,000	4.000	%(d)	09/01/2051	$1,116,992
City of Princeton Special Assessment RB for Windmore Public Improvement District Improvement Area No. 1 Project Series 2024 (NR/NR)
361,000	5.125	(d)	09/01/2044	344,789
521,000	5.500	(d)	09/01/2054	497,863
City of Princeton Special Assessment RB Series 2024 (NR/NR)
713,000	5.000	(d)	09/01/2044	675,315
872,000	5.125	(d)	09/01/2044	830,844
906,000	5.250	(d)	09/01/2054	857,167
1,100,000	5.375	(d)	09/01/2054	1,051,248
City of Princeton Special Assessment RB, Series 2023 (Southridge Public Improvement District Improvement Area No. 1 Project) (NR/NR)
1,284,000	6.375	(d)	09/01/2053	1,362,831

City of Princeton Texas A Municipal Corp. of The State of Texas Located in Collin County Special Assessment RB Series 2025 (Westridge Public Improvement District Improvement Area No. 1 Project) (NR/NR)

1,000,000	5.625	(d)(g)	09/01/2055	991,702
City of Princeton, Texas Special Assessment RB, Series 2025 Eastridge Public Improvement District Improvement Area No. 4 Project (NR/NR)
1,000,000	5.625	(d)(g)	09/01/2055	991,702
City of Red Oak Public Improvement District No. 1 Special Assessment Bonds for Improvement Area #1 Project Series 2021 (NR/NR)
809,000	3.375	(d)	09/15/2041	629,841
565,000	4.000	(d)	09/15/2051	447,790
City of Rockdale, Texas, Special Assessment RB, Series 2023 (Cornerstone Public Improvement District Improvement Area #1) (NR/NR)
4,600,000	7.500	(d)	09/15/2054	4,733,768
City of Royse City Special Assessment for Creekshaw Public Improvement District Area #1 Series 2020 (NR/NR)
1,195,000	3.875	(d)	09/15/2040	1,018,983
1,750,000	4.125	(d)	09/15/2050	1,428,220
City of Royse City Special Assessment for Creekshaw Public Improvement District Series 2020 (NR/NR)
110,000	4.375	(d)	09/15/2030	106,208
500,000	4.125	(d)	09/15/2040	440,413
1,520,000	4.375	(d)	09/15/2050	1,294,235
600,000	5.125	(d)	09/15/2050	560,656
City of Royse City Special Assessment for Waterscape Public Improvement District Improvement Series 2019 (NR/NR)
1,760,000	4.750	(d)	09/15/2049	1,608,913
City of Royse City Texas A Municipal Corp. of The State of Texas Located in Rockwall Collin and Hunt Counties Special Assessment RB Series 2024 (NR/NR)
920,000	5.500	(d)	09/15/2054	869,215
350,000	5.625	(d)	09/15/2054	335,346
City of Royse City Texas A Municipal Corp. of The State of Texas Located In Rockwall Collin and Hunt Counties Special Assessment RB Series 2024 (NR/NR)
900,000	5.875	(d)	09/15/2054	901,474

The accompanying notes are an integral part of these financial statements.	167

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

City of Sachse Special Assessment for Public Improvement District No. 1 Series 2020 (NR/NR)
$1,070,000	3.750	%(d)	09/15/2040	$894,377
1,490,000	4.000	(d)	09/15/2050	1,199,340
City of Sachse Special Assessment RB for Sachse Public Improvement District Project Series 2022 (NR/NR)
613,000	6.875	(d)	09/15/2042	665,687
1,350,000	7.000	(d)	09/15/2052	1,469,635
City of San Marcos Special Assessment for Whisper Public Improvement District Series 2020 (NR/NR)
665,000	5.375		09/01/2040	667,698
1,500,000	5.625		09/01/2050	1,498,803
City of San Marcos Special Assessment RB for Whisper South Public Improvement Project 2022 (NR/NR)
1,522,000	4.500	(d)	09/01/2051	1,296,938
City of San Marcos, Texas, Special Assessment RB, Series 2024 (Trace Public Improvement District) (NR/NR)
1,386,000	6.000	(d)	09/01/2048	1,364,746
City of Seagoville Special Assessment RB for Santorini Public Improvement District Improvement Area #1 Project Series 2024 (NR/NR)
1,877,000	6.000	(d)	09/15/2044	1,850,204
2,300,000	6.250	(d)	09/15/2054	2,246,393
City of Seagoville Special Assessment RB for Santorini Public Improvement District Major Improvement Area Project Series 2024 (NR/NR)
3,675,000	7.000	(d)	09/15/2054	3,560,609
City of Seguin Texas A Political Subdivision of The State of Texas Located In Guadalupe County Combination Tax and Limited Pledge Revenue Certificates of Obligation Series 2024 (NR/AA)
1,715,000	4.250		09/01/2054	1,589,463
City of Shenandoah Special Assessment RB for Metropark Public Improvement District Series 2018 (NR/NR)
685,000	5.000		09/01/2028	691,143
2,035,000	5.600		09/01/2038	2,057,664
2,470,000	5.700		09/01/2047	2,486,251
City of Sinton Special Assessment RB Series 2022 (NR/NR)
1,800,000	5.125	(d)	09/01/2042	1,728,165
1,150,000	5.250	(d)	09/01/2051	1,110,764
City of Tomball Special Assessment RB for Raburn Reserve Public Improvement District Improvement Area Three, Series 2023 (NR/NR)
1,237,000	6.000	(d)	09/15/2053	1,256,145
City of Tomball Special Assessment RB for Raburn Reserve Public Improvement District Improvement Area Two, Series 2023 (NR/NR)
1,000,000	5.750	(d)	09/15/2052	1,003,030
City of TomballTexas A Municipal Corp. of The State of Texas Located in Harris County Special Assessment RB Series 2025 (Raburn Reserve Public Improvement District Improvement Area #3) (NR/NR)
984,000	5.250	(d)	09/15/2044	958,675
City of Uhland Special Assessment RB for Anderson Park Public Improvement District Improvement Area #1 Project Series 2024 (NR/NR)
605,000	5.125	(d)	09/01/2044	584,832
850,000	5.500	(d)	09/01/2055	822,891

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

City of Uhland Special Assessment RB for Watermill Public Improvement District Series 2022 (NR/NR)
$2,000,000	6.625	%(d)	09/01/2052	$2,067,524
City of Waxahachie Special Assessment RB for North Grove Public Improvement Area Project Series 2022 (NR/NR)
1,171,000	5.500	(d)	08/15/2052	1,155,982
Clifton Higher Education Finance Corporation (International Leadership of Texas, Inc.) Education Revenue And Refunding Bonds Series 2024A (PSF-GTD) (Aaa/NR)
5,000,000	4.250		08/15/2053	4,645,126
Clifton Higher Education Finance Corporation Education RB Valor Education Series 2024A (NR/NR)
300,000	5.000	(d)	06/15/2034	292,836
525,000	5.750	(d)	06/15/2044	515,655
700,000	6.000	(d)	06/15/2054	682,276
Club Municipal Management District No. 1 Special Assessment RB for Improvement Area #3 Project Series 2024 (NR/NR)
951,000	5.100	(d)	09/01/2044	914,251
1,375,000	5.375	(d)	09/01/2055	1,331,517
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 A (NR/B)
1,175,000	4.000		10/01/2050	906,057
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 C (Aa3/NR)
625,000	4.000		10/01/2050	545,074
County of Hays Special Assessment for La Cima Public Improvement District Series 2020 (NR/NR)
800,000	3.750	(d)	09/15/2040	673,194
1,185,000	4.000	(d)	09/15/2050	953,837
County of Medina Woodlands Public Improvement District Special Assessment for Improvement Area #1 Project Series 2021 (NR/NR)
985,000	4.500	(d)	09/01/2041	898,976
Cypress-Fairbanks Independent School District UT School Building Bonds Series 2023 (PSF-GTD) (Aaa/AAA)
6,000,000	4.000		02/15/2048	5,632,851
Dallas Independent School District A Political Subdivision of the State of Texas Located In Dallas County, Texas Unlimited Tax School Building and Refunding Bonds, Series 2025B (PSF-GTD) (Aaa/NR)
32,000,000	4.000		02/15/2055	29,405,302
Denton County Junior Lien Special Assessment RB for Tabor Ranch Public Improvement District Area #1 Project Series 2024B (NR/NR)
1,170,000	5.750	(d)	12/31/2044	1,143,892
1,825,000	6.125	(d)	12/31/2054	1,794,189
Denton County Senior Lien Special Assessment RB for Tabor Ranch Public Improvement District Area #1 Project Series 2024A (NR/NR)
1,825,000	5.250	(d)	12/31/2044	1,765,480
2,907,000	5.625	(d)	12/31/2054	2,827,072
Denton County Special Assessment RB for Tabor Ranch Public Improvement District Major Improvement Area Project Series 2024 (NR/NR)
1,950,000	6.000	(d)	12/31/2044	1,931,421
3,050,000	6.250	(d)	12/31/2054	2,926,696

168	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

Denton County Texas Special Assessment RB Series 2025 Green Meadows Public Improvement District Improvement Area #1 Project (NR/NR)
$3,200,000	5.625	%(d)	12/31/2055	$3,150,400
Denton County Texas Special Assessment RB Series 2025 Green Meadows Public Improvement District Major Improvement Area Project (NR/NR)
2,750,000	5.875	(d)	12/31/2045	2,692,938
5,000,000	6.125	(d)	12/31/2055	4,879,731
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)
350,000	4.000	(d)	08/15/2029	336,199
1,150,000	4.500	(d)	08/15/2035	1,061,840
875,000	5.000	(d)	08/15/2044	793,975
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 A (Baa2/NR)
1,545,000	4.750		05/01/2038	1,534,032
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 B (Baa2/NR)
7,055,000	4.750		11/01/2042	6,924,696
Fort Worth Special Assessment RB for Fort Worth Public Improvement District No. 17 Major Improvement Project Series 2017 (NR/NR)
795,000	5.000	(d)	09/01/2027	794,665
895,000	5.000	(d)	09/01/2032	882,983
1,315,000	5.125	(d)	09/01/2037	1,272,841
Grand Parkway Transportation Corp. System Toll Convertible RB Series 2013 B (NR/AA+)
11,000,000	5.800		10/01/2046	11,578,599
2,000,000	5.850		10/01/2047	2,108,324
Greater Texoma Authority Contract RB for City of Sherman Project Series 2023 (AGM) (NR/AA)
2,000,000	4.250		10/01/2053	1,857,726
Hays County Special Assessment RB for La Cima Public Improvement District Neighborhood Improvement Project Series 2022 (NR/NR)
1,789,000	5.500	(d)	09/15/2042	1,779,858
3,204,000	5.750	(d)	09/15/2052	3,180,870
Hickory Creek Texas Special Assessment RB for Hickory Farms Public Improvement Series 2019 (NR/NR)
1,340,000	4.500	(d)	09/01/2039	1,243,906
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (NR/BBB-)
595,000	3.750		09/01/2032	558,253
510,000	3.875		09/01/2037	457,625
930,000	4.000		09/01/2047	772,135
Hidalgo County Regional Mobility Authority Junior Lien toll and Vehicle Registration Fee Revenue and Refunding Bonds Series 2022B (Baa3/BBB-)
6,105,000	0.000	(e)	12/01/2049	1,575,341
6,365,000	0.000	(e)	12/01/2050	1,545,811
6,760,000	0.000	(e)	12/01/2051	1,545,413
6,925,000	0.000	(e)	12/01/2052	1,486,509
7,155,000	0.000	(e)	12/01/2053	1,451,573
7,300,000	0.000	(e)	12/01/2054	1,399,632
Highland Park Independent School District UT School Building Bonds, Series 2023 (PSF-GTD) (NR/AAA)
7,500,000	4.000		02/15/2048	6,969,603

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 A (NR/NR)
$875,000	5.000%		07/01/2027	$890,720
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 B-2 (NR/NR)
950,000	5.000		07/15/2027	967,355
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 C (NR/NR)
8,580,000	5.000		07/15/2027	8,736,522
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Terminal Improvement Projects Series 2011 A (AMT) (Ba3/BB)
10,000,000	6.625		07/15/2038	10,099,218
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal E Project Series 2014 A (AMT) (Ba3/BB)
9,250,000	5.000		07/01/2029	9,253,861
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal Improvement Projects Series 2015 B-1 (AMT) (NR/BB)
15,100,000	5.000		07/15/2035	15,101,110
Houston Higher Education Finance Corp. RB for Houston Baptist University Series 2021 (NR/BBB-)
1,585,000	4.000		10/01/2051	1,306,018
Joint Guadalupe County RB Refunding and Improvement Bonds for City of Seguin Hospital Mortgage Series 2015 (NR/BB)
1,950,000	5.000		12/01/2045	1,852,933
Joshua Farms Municipal Management District No. 1 Special Assessment RB for Improvement Areas #1-2 Project Series 2023 (NR/NR)
3,084,000	5.500	(d)	09/01/2053	3,033,726
Judson Independent School District UT School Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)
5,240,000	4.000		02/01/2053	4,815,426
Justin Special Assessment RB for Timberbrook Public Improvement District No. 1 Major Improvement Area Project Series 2018 (NR/NR)
625,000	5.000	(d)	09/01/2028	632,480
1,170,000	5.375	(d)	09/01/2038	1,186,938
1,930,000	5.125	(d)	09/01/2047	1,934,737
1,500,000	5.500	(d)	09/01/2047	1,504,803
Karis Municipal Management District of Tarrant County Assessment RB for Improvement Area #1 Series 2024 (NR/NR)
686,000	5.000		12/01/2044	656,564
763,000	5.250		12/01/2053	726,769
Kaufman County Fresh Water Supply District No. 1-D GO Bonds Series 2021 (NR/NR)
165,000	2.375		09/01/2031	139,008
165,000	2.375		09/01/2032	135,369
175,000	2.375		09/01/2033	139,735
175,000	2.500		09/01/2034	137,865
365,000	2.500		09/01/2036	273,485
385,000	2.625		09/01/2038	278,380
370,000	3.000		09/01/2041	263,662
520,000	3.000		09/01/2046	342,631
1,265,000	3.000		09/01/2051	778,773

The accompanying notes are an integral part of these financial statements.	169

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

Kaufman County Fresh Water Supply District No. 1-D Unlimited Tax Road Bonds Series 2024 (AGC) (Baa3/AA)
$2,040,000	4.500%		09/01/2054	$1,971,257
Lake Houston Redevelopment Authority RB Refunding for City of Houston Reinvestment Zone No. 10 Series 2021 (NR/BBB-)
480,000	2.500		09/01/2041	330,458
590,000	3.000		09/01/2044	421,063
650,000	3.000		09/01/2047	444,467
Lamar Consolidated Independent School District (Fort Bend County, Texas) Unlimited Tax Schoolhouse Bonds, Series 2023 (AGM) (Aa3/AA)
2,500,000	5.500		02/15/2058	2,672,979
Matagorda County Navigation District Number One Pollution Control Revenue Refunding Bonds for Central Power and Light Company Project Series 1996 (Baa3/BBB+)
3,065,000	4.250		05/01/2030	3,139,329
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (NR/BB-)
23,375,000	4.625	(d)	10/01/2031	23,285,172
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
705,000	5.500		02/15/2040	669,042
1,325,000	5.250		02/15/2045	1,204,618
780,000	4.000		02/15/2051	566,108
Montgomery County Texas A Political Subdivision of the State of Texas Special Assessment RB Series 2025 (NR/NR)
1,025,000	5.250		09/15/2045	1,006,376
1,625,000	5.500		09/15/2054	1,577,243
Montgomery County, Texas Special Assessment Revenue Bonds, Series 2025 (Meadow Park Public Improvement District Improvement Area #1 Project) (Tx) (NR/BBB+)
2,000,000	5.000		09/15/2043	2,002,201
2,200,000	5.000		09/15/2048	2,202,265
Montgomery CountyTexas Special Assessment RB Series 2025 (NR/NR)
710,000	5.375		09/15/2054	691,352
New Hope Cultural Education Facilities Finance Corp Revenue & Refunding Bonds Series 2021 (Ba2/BB+)
2,850,000	4.000	(d)	08/15/2046	2,396,044
11,105,000	4.000	(d)	08/15/2056	8,689,659
New Hope Cultural Education Facilities Finance Corp. Retirement Facility RB for Army Retirement Residence Foundation Project Series 2022 (NR/BB+)
2,325,000	5.750		07/15/2052	2,338,496
3,055,000	6.000		07/15/2057	3,105,623
New Hope Cultural Education Facilities Finance Corp. Senior Living RB for Sanctuary LTC Project Series 2021A-1 (NR/NR)
66,400,000	5.500		01/01/2057	63,879,781
New Hope Cultural Education Facilities Finance Corp. Senior Living RB Series 2021B (NR/NR)
6,850,000	7.000		01/01/2057	4,161,375
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Cityscape Schools, Inc. Series 2019 A (NR/BBB-)
1,130,000	5.000	(d)	08/15/2039	1,108,538

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (NR/NR)
$375,000	4.000%		04/01/2026	$379,093
New Hope Cultural Education Facilities Finance Corp. Student Housing RB Series 2020A (B3/NR)
3,825,000	5.000		07/01/2040	2,990,684
New Hope Cultural Education Facilities Finance Corp. Texas Senior Living RB Series 2021A-1 (NR/NR)
2,765,000	5.250		01/01/2042	2,745,640
New Hope Cultural Education Facilities Finance Corporation Retirement Facility RB Bella Vida Forefront Living Project Series 2025B-3 (NR/NR)
1,100,000	4.250		10/01/2030	1,097,366
North Parkway Municipal Management Contract RB for Legacy Hills Public Improvement Project Series 2021 (NR/NR)
1,395,000	4.000	(d)	09/15/2041	1,200,681
North Texas tollway Authority RB for Second Tier Series 2021 B (A1/A+)
11,955,000	3.000		01/01/2046	8,941,518
Northside Independent School District UT School Building and Refunding Bonds Series 2023A (PSF-GTD) (Aaa/NR)
2,320,000	4.000		08/15/2048	2,176,387
5,310,000	4.125		08/15/2053	5,025,649
Northside Independent School District, Bexar County UT School Building and Refunding Bonds, Series 2023A (PSF-GTD) (Aaa/NR)
2,070,000	4.000		08/15/2045	1,960,537
Port Beaumont Navigation District RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 A (AMT) (NR/NR)
1,650,000	2.750	(d)	01/01/2036	1,362,577
3,675,000	2.875	(d)	01/01/2041	2,834,857
11,125,000	3.000	(d)	01/01/2050	7,609,144
Port of Beaumont Industrial Development Authority RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 B (NR/NR)
29,500,000	4.100	(d)	01/01/2028	26,765,521
Port of Beaumont Navigation District of Jefferson County Texas Dock and Wharf Facility RB Series 2024A (NR/NR)
2,400,000	5.000	(d)	01/01/2039	2,417,621
1,700,000	5.125	(d)	01/01/2044	1,709,636
2,650,000	5.250	(d)	01/01/2054	2,670,855
Port of Beaumont Navigation District of Jefferson County Texas Facility RB Series 2024B (NR/NR)
10,475,000	10.000	(d)	07/01/2026	10,760,088
Rowlett Special Assessment RB for Bayside Public Improvement District North Improvement Area Project Series 2016 (NR/NR)
316,000	5.750		09/15/2036	317,776
928,000	6.000		09/15/2046	928,323
Royse City Special Assessment RB for Creekshaw Public Improvement District Improvement Area Project Series 2022 (NR/NR)
1,166,000	6.000	(d)	09/15/2052	1,179,728
Royse Special Assessment RB for Parkside Village Public Improvement District Series 2019 (NR/NR)
825,000	4.125	(d)	09/15/2039	748,310
3,275,000	4.375	(d)	09/15/2049	2,848,053

170	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

South Manvel Development Authority (A Public Not-For-Profit Local Government Corporation Acting On The Behalf of The City of Manvel, Texas) Tax Increment Contract RB, Series 2023 (NR/NR)
$1,375,000	5.000%		04/01/2043	$1,309,158
2,300,000	5.250		04/01/2050	2,213,979
Spring Independent School District UT School Building Bonds Series 2023 (Aa2/AA-)
5,275,000	4.000		08/15/2052	4,828,352
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for Air Force Village Obligated Group Series 2016 (NR/NR)
9,850,000	5.000		05/15/2045	9,207,661
Tarrant County Cultural Education Facilities Finance Corporation Revenue Refunding Bonds Trinity Terrace Project Series 2024 (NR/NR)
1,650,000	5.000		10/01/2049	1,699,649
Tarrant County Hospital District LT Bonds Series 2023 (Aa1/NR)
2,445,000	4.250		08/15/2053	2,246,044
Texas Municipal Gas Acquisition and Supply Corporation Iii Gas Supply RR Bonds, Series 2021 (A1/BBB+)
8,295,000	5.000		12/15/2031	8,690,777
Texas Private Activity Bond Surface Transportation Corporation Senior Lien RB for NTE Mobility Partners LLC North Tarrant Express Project, Series 2023 (Baa1/NR)
25,800,000	5.500		12/31/2058	27,085,137
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners Segment 3 LLC Series 2019 (Baa1/NR)
48,255,000	5.000		06/30/2058	47,825,120
Town of Flower Mound River Walk Public Improvement District No. 1 Special Assessment Refunding Bonds Series 2021 (NR/NR)
1,475,000	4.000	(d)	09/01/2043	1,253,504
Town of Lakewood Village Special Assessment RB for Lakewood Village Public Improvement District Project Series 2022 (NR/NR)
2,225,000	5.375	(d)	09/15/2052	2,163,469
Town of Little Elm Special Assessment RB for Spiritas East Public Improvement Project Series 2022 (NR/NR)
429,000	3.750	(d)	09/01/2042	344,580
410,000	4.000	(d)	09/01/2051	323,112
Town of Little Elm Special Assessment RB for Valencia Public Improvement District Project Series 2022 (NR/NR)
2,000,000	6.875	(d)	09/01/2052	2,075,295
Town of Little Special Assessment RB for Hillstone Pointe Public Improvement District No. 2 Phases #2-3 Project Series 2018 (NR/NR)
1,343,000	5.875	(d)	09/01/2047	1,367,006
Town of Little Special Assessment RB for Lakeside Estates Public Improvement District No. 2 Project Series 2017 (NR/NR)
1,400,000	5.000	(d)	09/01/2047	1,355,123
Town of Providence Village Texas A Municipal Corporation of The State of Texas Located In Denton County Special Assessment RB Series 2024 (NR/NR)
500,000	5.250	(d)	09/01/2054	479,984
Town of Providence Village Texas Special Assessment RB Series 2025 (NR/NR)
700,000	5.350	(d)	09/01/2045	688,389

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

Town of Providence Village Texas Special Assessment RB Series 2025 (NR/NR) – (continued)
$1,250,000	5.500	%(d)	09/01/2055	$1,218,923
Travis County Development Authority Contract Assessment RB for Longview 71 Public Improvement District Improvement Area # 1 Project Series 2024 (NR/NR)
743,000	5.125	(d)	09/01/2054	699,832
Travis County Development Authority Contract Assessment RB for Turner’s Crossing Public Improvement District Improvement Area Project Series 2022 (NR/NR)
1,145,000	5.500	(d)	09/01/2052	1,146,176
Uptown Development Authority Tax Allocation Refunding Bonds for City of Houston Reinvestment Zone No. 16 Series 2021 (Baa2/NR)
1,630,000	3.000		09/01/2036	1,355,668
860,000	3.000		09/01/2037	698,268
625,000	3.000		09/01/2039	480,102
600,000	3.000		09/01/2040	451,875
Village of Salado Texas A Municipal Corp. of The State of Texas Located In Bell County Special Assessment RB Series 2024 (NR/NR)
720,000	6.250	(d)	09/01/2044	716,434
610,000	6.500	(d)	09/01/2054	603,909
Viridian Municipal Management District Special Assessment Bonds Series 2020 (NR/NR)
390,000	3.125		12/01/2035	322,299
457,000	3.375		12/01/2040	363,234
786,000	3.500		12/01/2047	582,933
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2015 (NR/NR)
265,000	4.000		12/01/2027	263,784
1,545,000	4.750		12/01/2035	1,544,954
Westpointe Special Improvement District Limited Ad Valorem Tax Bonds Series 2023A (BAM) (Baa2/AA)
2,700,000	4.750		08/15/2049	2,714,514
Westpointe Special Improvement District Limited Ad Valorem Tax Bonds, Series 2023A (BAM) (Baa2/AA)
1,175,000	4.500		08/15/2041	1,176,710
1,345,000	4.625		08/15/2044	1,347,398

				1,053,987,363

Utah - 1.0%

Arrowhead Springs Public Infrastructure District Special Assessment Bonds Series 2025 (NR/NR)
2,925,000	5.625	(d)	12/01/2054	2,925,955
Black Desert Public Infrastructure District GO Bonds Series 2021 A (NR/NR)
2,010,000	3.750	(d)	03/01/2041	1,721,276
Black Desert Public Infrastructure District GO Bonds Series 2021 B (NR/NR)
5,000,000	7.375	(d)	09/15/2051	4,324,509
Black Desert Public Infrastructure District In Ivins City Washington County Utah Special Assessment Bonds Series 2024 (NR/NR)
7,000,000	5.625	(d)	12/01/2053	7,014,382
Coral Junction Public Infrastructure District Special Assessment Bonds Series 2022A-2 (NR/NR)
2,274,000	5.500	(d)	06/01/2041	2,175,337

The accompanying notes are an integral part of these financial statements.	171

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Utah – (continued)

Firefly Public Infrastructure Disrict No. 1 Limited Tax GO Bonds Series 2024A-1 (NR/NR)
$1,870,000	6.625	%(d)	03/01/2054	$1,899,252
Firefly Public Infrastructure Disrict No. 1 Special Assessment Bonds Series 2024A-2 (NR/NR)
6,360,000	5.625	(d)	12/01/2043	6,379,736
Medical School Campus Public Infrastructure District GO Bonds Series 2020 A (NR/NR)
10,250,000	5.500	(d)	02/01/2050	8,345,816
Medical School Campus Public Infrastructure District GO Bonds Series 2020 B (NR/NR)
1,954,000	7.875	(d)	08/15/2050	1,587,864
Mida Mountain Veterans Program Public Infrastructure District Tax Allocation RB Series 2024 (NR/NR)
1,000,000	5.000	(d)	06/01/2044	975,848
2,000,000	5.200	(d)	06/01/2054	1,963,260
Mida Mountain Village Public Infrastructure District Subordinate Tax Allocation RB Series 2024-1 (NR/NR)
3,500,000	5.125	(d)	06/15/2054	3,322,344
Mida Mountain Village Public Infrastructure District Subordinate Tax Allocation RB Series 2024-2 (NR/NR)
5,250,000	6.000	(d)	06/15/2054	5,417,031
Military Installation Development Authority RB Series 2021 A-1 (NR/NR)
1,500,000	4.000		06/01/2036	1,403,604
4,050,000	4.000		06/01/2041	3,641,907
18,925,000	4.000		06/01/2052	16,106,339
Olympia Public Infrastructure District No. 1 Limited Tax GO Bonds Series 2024A-1 (NR/NR)
985,000	6.375	(d)	03/01/2055	996,641
Olympia Public Infrastructure District No. 1 Special RB Series 2024A-2 (NR/NR)
3,056,000	5.125	(d)	12/01/2029	3,083,784
Red Bridge Public Infrastructure District No. 1 GO Bonds Series 2021 A (NR/NR)
1,180,000	3.625	(d)	02/01/2035	953,248
500,000	4.125	(d)	02/01/2041	396,358
500,000	4.375	(d)	02/01/2051	361,764
Red Bridge Public Infrastructure District No. 1 GO Bonds Series 2021 B (NR/NR)
600,000	7.375	(d)	08/15/2051	491,448
ROAM Public Infrastructure District No. 1 GO Bonds Series 2021 A (NR/NR)
1,625,000	4.250	(d)	03/01/2051	1,169,817
Salt Lake City Airport RB (AMT) for Salt Lake City International Airport Series 2017A (A2/A+)
290,000	5.000		07/01/2047	290,286
Salt Lake City Airport RB (AMT) for Salt Lake City International Airport Series 2021A (A2/A+)
3,925,000	5.000		07/01/2051	3,936,967
Salt Lake City Apartment RB Series 2021 A (AGM-CR) (A1/AA)
10,000,000	4.000		07/01/2051	8,824,468
Salt Lake City International Airport RB Series 2021A (A2/A+)
1,915,000	5.000		07/01/2046	1,938,903
Salt Lake City International Airport RB Series 2023A (A2/A+)
2,800,000	5.250		07/01/2048	2,892,782
Soleil Hills Public Infrastructure District No. 1 Limited Tax GO and Special RB Series 2025A (NR/NR)
3,000,000	5.875	(d)	03/01/2055	2,955,650

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Utah – (continued)

Soleil Hills Public Infrastructure District No. 1 Subordinate Limited Tax GO and Special RB Series 2025B (NR/NR)
$1,935,000	8.000	%(d)	03/15/2055	$1,895,841
Utah Charter School Finance Authority Charter School RB for Beehive Science & Technology Academy Project Series 2021A (NR/NR)
1,800,000	4.000	(d)	10/15/2051	1,281,904
4,240,000	4.000	(d)	10/15/2056	2,908,597
Utah Charter School Finance Authority Charter School RB Series 2022A (NR/BB+)
6,365,000	5.750	(d)	06/15/2052	6,375,025
Utah Charter School Finance Authority Charter School Revenue Refunding Bonds Series 2022A (NR/BB)
3,630,000	4.250	(d)	07/15/2050	2,908,707
Utah Charter School Finance Authority RB for Bridge Elementary Project Series 2021A (NR/NR)
1,220,000	4.250	(d)	06/15/2051	953,721
Utah Charter School Finance Authority RB for Technology Academy Project Series 2021A (NR/NR)
6,600,000	4.000	(d)	10/15/2061	4,402,668

				118,223,039

Vermont - 0.1%

Vermont Economic Development Authority RB Refunding for Wake Robin Corp. Series 2017 A (NR/NR)
1,000,000	5.000		05/01/2047	976,806
Vermont Economic Development Authority Solid Waste Disposal RB Casella Waste Systems, Inc. Project Series 2022A-2 (B1/B+)
2,050,000	4.375	(a)(b)(d)	06/01/2052	2,054,832
Vermont Economic Development Authority Solid Waste Disposal RB for Casella Waste System Project Series 2022 (B1/B+)
2,250,000	5.000	(a)(b)(d)	06/01/2052	2,288,881
Vermont Educational and Health Buildings Financing Agency RB for Saint Michael’s College Project Series 2023 (NR/BBB-)
9,575,000	5.250	(d)	10/01/2052	7,836,989
Vermont Educational and Health Buildings Financing Agency RB Saint Michael’s College Project, Series 2023 (NR/BBB-)
3,075,000	5.500	(d)	10/01/2043	2,756,567

				15,914,075

Virgin Islands - 0.2%

Matching Fund Special Purpose Securitization Corp. Matching Fund Securitization Bonds Series 2022A (NR/NR)
8,045,000	5.000		10/01/2039	8,183,924
Virgin Islands Public Finance Authority Hotel Occupancy Tax RB for Frenchman’s Reef Hotel Development Project Series 2024A (NR/NR)
3,150,000	6.000	(d)	04/01/2053	3,230,815
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2014 C (NR/NR)
9,850,000	5.000	(d)	10/01/2039	9,358,606

				20,773,345

Virginia - 1.4%

Ablemarle County Economic Development Authority Residential Care Facility Revenue Refunding Bonds Series 2022B (NR/NR)
4,000,000	4.000		06/01/2054	3,509,803

172	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Virginia – (continued)

City of Roanoke Economic Development Authority Hospital RB for Carilion Clinic Obligated Group Series 2020A (Aa3/AA-)
$2,030,000	3.000%		07/01/2045	$1,645,664
City of Virginia Beach Development Authority Residential Care Facility RB (Westminster-Canterbury On Chesapeake Bay) Series 2023A Tax Exempt Fixed Rate Bonds (NR/NR)
2,900,000	7.000		09/01/2053	3,251,350
8,735,000	7.000		09/01/2059	9,736,889
Farmville Industrial Development Authority RB Refunding for Longwood Housing Foundation LLC Series 2020 A (NR/BBB-)
7,360,000	5.000		01/01/2050	6,789,599
5,000,000	5.000		01/01/2059	4,487,856
James City County Economic Development Authority RB Refunding for Virginia United Methodist Homes, Inc. Obligated Group Series 2021 A (NR/NR)
580,000	4.000		06/01/2041	498,841
940,000	4.000		06/01/2047	748,422
Salem Economic Development Authority RB Refunding for Roanoke College Series 2020 (NR/BBB+)
710,000	4.000		04/01/2045	603,695
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 A-1 (B3/B-)
10,510,000	6.706		06/01/2046	8,660,047
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (NR/CCC-)
237,090,000	0.000	(e)	06/01/2047	64,081,254
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 D (NR/CCC-)
34,250,000	0.000	(e)	06/01/2047	9,060,115
Virginia College Building Authority RB Refunding for Regent University Project Series 2021 (NR/BBB)
1,525,000	3.000		06/01/2041	1,173,440
1,050,000	4.000		06/01/2046	888,211
Virginia Housing Development Authority Rental Housing Bonds 2025 Series A (NON-AMT) (Aa1/AA+)
3,400,000	4.600		09/01/2050	3,367,098
6,825,000	4.650		09/01/2055	6,709,988
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (Baa3/NR)
19,870,000	5.000		12/31/2056	19,572,568
Virginia Small Business Financing Authority Senior Lien RB Refunding for I-495 Hot Lanes Project, Series 2022 (Tax Exempt/AMT) (Baa1/NR)
1,000,000	5.000		12/31/2057	1,014,999
Virginia Small Business Financing Authority Senior Lien RB Refunding I-495 Hot Lanes Project, Series 2022 (Tax-Exempt/AMT) (Baa1/NR)
5,605,000	5.000		12/31/2047	5,720,245
Virginia Small Business Financing Authority Senior Lien Revenue Refunding Bonds Series 2022 (AMT) (NR/BBB)
7,500,000	4.000		01/01/2048	6,534,743
Virginia Small Business Financing Authority Solid Waste Disposal RB Series 2018 (NR/B)
1,000,000	5.000	(a)(b)(d)	01/01/2048	996,413
Virginia Small Business Financing Authority Tax Exempt Senior Lien Private Activity RB Series 2017 (Baa3/NR)
5,415,000	5.000		12/31/2049	5,422,802

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Virginia – (continued)

Virginia Small Business Financing Authority Tax Exempt Senior Lien Private Activity RB Series 2017 (Baa3/NR) – (continued)
$4,765,000	5.000%		12/31/2052	$4,750,695

				169,224,737

Washington - 1.2%

City of Tacoma Electric System RB Green Bonds Series 2024A (NR/AA)
1,000,000	5.000		01/01/2054	1,037,416
Grant County Public Hospital District UT GO Bonds Series 2023 (Baa1/NR)
14,405,000	5.000		12/01/2044	13,933,153
Port of Seattle Industrial Development Corp. RB Refunding for Delta Air Lines, Inc. Series 2012 (NR/BBB-)
3,880,000	5.000		04/01/2030	3,879,997
Port of Seattle Intermediate Lien Revenue and Refunding Bonds Series 2022B (A1/AA-)
3,000,000	5.500		08/01/2047	3,155,271
Port of Seattle Intermediate Lien Revenue Refunding Bonds Series 2022B (AMT) (A1/AA-)
2,765,000	4.000		08/01/2047	2,434,029
Public Hospital District Hospital RB Series 2024 (Baa3/NR)
2,500,000	5.500		12/01/2054	2,582,820
Washington Higher Education Facilities Authority RB for Seattle University Project, Series 2020 (NR/A)
925,000	4.000		05/01/2045	850,079
Washington State Convention Center Public Facilities District Lodging Tax Bonds Series 2018 (AGM-CR) (A1/AA)
19,805,000	4.000		07/01/2058	17,377,782
Washington State Convention Center Public Facilities District Lodging Tax Refunding Bonds Series 2021B (A3/BBB)
3,715,000	3.000		07/01/2058	2,496,176
Washington State Convention Center Public Facilities District RB Series 2018 (A3/BBB)
40,975,000	5.000		07/01/2048	41,469,789
35,000,000	4.000		07/01/2058	29,981,644
Washington State Convention Center Public Facilities District Subordinate Lodging Tax Refunding Bonds Series 2021B (Baa1/BBB-)
3,320,000	4.000		07/01/2043	3,034,060
11,620,000	4.000		07/01/2058	9,622,722
Washington State Housing Finance Commission Nonprofit Housing RB for Presbyterian Retirement Communities Northwest Obligated Group Transforming Age Projects Series 2019 A (NR/NR)
1,350,000	5.000	(d)	01/01/2049	1,237,727
3,800,000	5.000	(d)	01/01/2055	3,391,452
Washington State Housing Finance Commission Non-Profit Housing Tax Exempt RB Refunding for Emerald Heights Project, Series 2023A (NR/NR)
2,050,000	5.000		07/01/2043	2,104,491
1,935,000	5.000		07/01/2048	1,967,869

				140,556,477

West Virginia - 0.4%

City of South Charleston Special District Excise Tax Revenue Improvement Bonds Series 2022 A (NR/NR)
1,345,000	4.250	(d)	06/01/2042	1,080,256
2,350,000	4.500	(d)	06/01/2050	1,850,854

The accompanying notes are an integral part of these financial statements.	173

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

West Virginia – (continued)

City of South Charleston Special District Excise Tax Revenue Improvement Bonds Series 2022 B (NR/NR)
$2,450,000	5.500	%(d)	06/01/2032	$2,200,322
2,725,000	6.000	(d)	06/01/2037	2,317,651
County of Ohio Special District Excise Tax RB Refunding for Fort Henry Economic Opportunity Development District The Highlands Project Series 2019 B (NR/BBB-)
815,000	3.000		03/01/2035	704,605
Monongalia County Commission Excise Tax District RB Refunding Series 2021 A (NR/NR)
2,550,000	4.125	(d)	06/01/2043	2,192,381
Monongalia County Commission Excise Tax District RB Series 2021 B (NR/NR)
1,605,000	4.875	(d)	06/01/2043	1,504,578
Monongalia County Commission Senior Tax Increment Revenue, Refunding and Improvement Bonds for Development District No. 4 – University Town Centre Series 2023 A (NR/NR)
790,000	5.750	(d)	06/01/2043	829,807
1,185,000	6.000	(d)	06/01/2053	1,246,376
The City of Huntington Tax Increment Revenue and Refunding Bonds for Downtown Project No. 3 Series 2024 A (NR/NR)
400,000	5.000		06/01/2039	389,838
375,000	5.500		06/01/2049	369,120
The City of Huntington Tax Increment Revenue and Refunding Bonds for Kinetic Park Project No. 3 Series 2024 (NR/NR)
475,000	5.125		06/01/2039	468,345
400,000	5.625		05/01/2050	392,320

The County Commission of Monongalia County Subordinate Special District Excise Tax Convertible Capital Appreciation Revenue, Refunding and Improvement Bonds, Series 2023 B (University Town Centre Economic Opportunity Development District) (NR/NR)

14,600,000	0.000	(d)(f)	06/01/2053	3,133,435
West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue Refunding Bonds Kentucky Power Company - Mitchell Project, Series 2014A (Baa3/BBB) (PUTABLE)
4,085,000	4.700	(a)(b)	04/01/2036	4,128,951
West Virginia Hospital Finance Authority Hospital Refunding and Improvement RB Vandalia Health Group Series 2023B (AGM) (A1/AA)
3,340,000	5.500		09/01/2048	3,575,200
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (Baa3/BBB)
7,720,000	5.000		01/01/2043	7,695,729
13,000,000	4.125		01/01/2047	11,022,525
West Virginia Hospital Finance Authority RB Refunding for Charleston Area Medical Center, Inc. Obligated Group Series 2019 A (Baa1/NR)
1,750,000	5.000		09/01/2038	1,772,496
1,600,000	5.000		09/01/2039	1,614,786

				48,489,575

Wisconsin - 3.4%

Public Finance Authority (Lindenwood Education System) Educational Facilities Revenue Bonds, Series 2025A Taxable (Wi) (NR/BB+)
1,020,000	5.000	(d)	10/01/2034	1,026,853

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Wisconsin – (continued)

Public Finance Authority Beyond Boone LLC-Appalachian State University Project RB Bonds Series 2019 A (AGM) (A1/AA)
$2,350,000	4.125%		07/01/2049	$2,133,415
1,600,000	5.000		07/01/2058	1,593,413
Public Finance Authority Charter School RB (Alamance Community School Project) Series 2023A (Ba2/NR)
1,025,000	6.500	(d)	06/15/2043	1,100,560
1,310,000	7.000	(d)	06/15/2053	1,426,010
1,395,000	7.000	(d)	06/15/2058	1,506,204
Public Finance Authority Charter School RB for Coral Academy of Science Reno Series 2022A (NR/NR)
1,400,000	6.000	(d)	06/01/2062	1,415,003
Public Finance Authority Charter School RB Series 2021A (Ba2/NR)
1,250,000	5.000	(d)	06/15/2051	1,058,907
Public Finance Authority Charter School Revenue and Refunding Bonds North East Carolina Preparatory School Project Series 2024A (Baa3/NR)
900,000	5.250		06/15/2054	890,635
Public Finance Authority Education RB for Clove Garden School Series 2022 (NR/NR)
1,630,000	5.500	(d)	06/15/2052	1,567,124
2,700,000	5.750	(d)	06/15/2062	2,644,899
Public Finance Authority Education RB for North Carolina Leadership Charter Academy, Inc. Series 2019 A (NR/NR)
180,000	4.000	(d)	06/15/2029	176,132
385,000	5.000	(d)	06/15/2039	378,753
Public Finance Authority Education RB for Triad Educational Services Series 2022 (NR/BBB-)
600,000	5.500		06/15/2050	610,955
1,450,000	5.250		06/15/2052	1,455,264
1,400,000	5.375		06/15/2057	1,411,192
Public Finance Authority Education RB for Uwharrie Charter Academy Project Series 2022A (Ba2/NR)
1,400,000	5.000	(d)	06/15/2052	1,320,064
1,850,000	5.000	(d)	06/15/2057	1,722,776
1,850,000	5.000	(d)	06/15/2062	1,702,607
Public Finance Authority Education RB Series 2022 (NR/NR)
3,925,000	5.000	(d)	01/01/2057	3,343,607
Public Finance Authority Education Revenue Refunding Bonds for Pinecrest Academy of Nevada—Sloan Canyon Campus Project Series 2024A (NR/BB+)
700,000	4.500	(d)	07/15/2053	634,842
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (Ba1/BB+)
5,900,000	4.300		11/01/2030	5,857,735
Public Finance Authority Federal Lease RB Nasa DC HQ Federally Taxable Series 2022 (B2/NR)
6,030,000	6.145		08/01/2028	3,771,328
Public Finance Authority Founders Academy Charter School RB Series 2023A (NR/BB-)
550,000	6.625	(d)	07/01/2053	567,171
500,000	6.750	(d)	07/01/2058	517,532
Public Finance Authority Hotel RB for Grand Hyatt San Antonio Hotel Acquisition Project Subordinate Lien Series 2022B (NR/NR)
900,000	5.625	(d)	02/01/2046	925,974

174	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Wisconsin – (continued)

Public Finance Authority Limited Obligation Grant RB (American Dream @ Meadowlands Project) Series 2017A (Tax-Exempt) Series 2017B (NR/NR)
$43,075,000	6.750	%(d)	08/01/2031	$38,659,812
Public Finance Authority Limited Obligation Pilot RB American Dream Meadowlands Project Series 2017 (NR/NR)
2,300,000	6.500	(d)	12/01/2037	2,323,204
5,875,000	7.000	(d)	12/01/2050	5,953,464
Public Finance Authority Limited Obligation RB for Town of Scarborough - The Downs Project Series 2024 (NR/NR)
1,475,000	5.000		08/01/2039	1,447,660
Public Finance Authority Lindenwood Education System Educational Facilities RB Series 2025A (NR/BBB-)
18,300,000	4.750	(d)(g)	06/01/2040	17,438,043
Public Finance Authority Pooled Charter School Certificates Series 2023-1 Class B Certificates (NR/NR)
9,126,888	0.010	(a)(d)(f)	07/01/2062	6,685,445
Public Finance Authority Quality Education Academy Project Charter School RB Series 2023A (Ba2/NR)
475,000	6.250	(d)	07/15/2053	499,494
1,175,000	6.500	(d)	07/15/2063	1,247,026
Public Finance Authority RB for Beyond Boone LLC Series 2020 A (AGM) (A1/AA)
950,000	4.000		07/01/2050	840,407
1,185,000	4.000		07/01/2055	1,027,292
1,520,000	4.000		07/01/2059	1,309,983
Public Finance Authority RB for Charter Day School Obligated Group Series 2020 A (Ba2/NR)
1,150,000	5.000	(d)	12/01/2035	1,151,993
12,380,000	5.000	(d)	12/01/2055	11,271,041
Public Finance Authority RB for Coral Academy of Science Las Vegas Series 2021 A (NR/BBB-)
4,115,000	4.000		07/01/2061	3,224,351
Public Finance Authority RB for Eno River Academy Holdings, Inc. Series 2020 A (Ba1/NR)
1,300,000	5.000	(d)	06/15/2054	1,226,162
Public Finance Authority RB for Founders Academy of Las Vegas Series 2020 A (NR/BB-)
445,000	4.000	(d)	07/01/2030	424,734
700,000	5.000	(d)	07/01/2040	651,577
1,875,000	5.000	(d)	07/01/2055	1,606,465
Public Finance Authority RB for High Desert Montessori Charter School Series 2021 A (NR/NR)
300,000	5.000	(d)	06/01/2036	273,338
900,000	5.000	(d)	06/01/2051	711,863
1,075,000	5.000	(d)	06/01/2061	820,862
Public Finance Authority RB for Inperium Project Series 2024 (NR/NR)
3,650,000	5.500	(d)	12/01/2044	3,653,248
5,500,000	5.750	(d)	12/01/2054	5,520,547
Public Finance Authority RB for Masonic & Eastern Star Home of NC, Inc. Obligated Group Series 2020 A (NR/NR)
6,775,000	5.250	(d)	03/01/2045	6,375,354
7,110,000	5.250	(d)	03/01/2055	6,399,350
Public Finance Authority RB for McLemore Resort Manager LLC Series 2021 A (NR/NR)
16,375,000	4.500	(d)	06/01/2056	12,220,925

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Wisconsin – (continued)

Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 A (Ba2/NR)
$12,925,000	5.625	%(d)	06/01/2050	$12,343,401
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 B (Ba2/NR)
15,485,000	6.500	(d)	06/01/2045	13,526,225
Public Finance Authority RB for Prime Healthcare Foundation, Inc. Series 2018 A (NR/NR)
2,600,000	5.200		12/01/2037	2,650,837
1,525,000	5.350		12/01/2045	1,541,538
Public Finance Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2021 B (NR/BB)
4,470,000	6.000	(d)	07/01/2031	4,038,376
Public Finance Authority RB Refunding for Blue Ridge Healthcare Obligated Group Series 2020 A (A3/A)
1,425,000	4.000		01/01/2045	1,321,851
1,900,000	3.000		01/01/2050	1,374,935
Public Finance Authority RB Refunding for Coral Academy of Science Reno Series 2019 A (NR/NR)
1,950,000	5.000	(d)	06/01/2050	1,767,155
Public Finance Authority RB Refunding for Penick Village Obligated Group Series 2019 (NR/NR)
1,450,000	5.000	(d)	09/01/2049	1,348,846
1,360,000	5.000	(d)	09/01/2054	1,227,457
Public Finance Authority RB Refunding for Rider University A New Jersey Non-Profit Corp. Series 2021 A (NR/BB)
9,950,000	4.500	(d)	07/01/2048	7,668,073
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (NR/BB+)
3,205,000	6.125	(d)	10/01/2049	2,815,270
Public Finance Authority RB Refunding for UMA Education, Inc. Series 2019 A (NR/BB+)
350,000	5.000	(d)	10/01/2039	344,299
Public Finance Authority Retirement Communities RB Refunding for The Evergreens Obligated Group Series 2019 A (NR/NR)
765,000	5.000		11/15/2049	766,889
Public Finance Authority Revenue Refunding Bonds for Roseman University of Health Sciences Series 2022 (NR/BB+)
800,000	4.000	(d)	04/01/2042	698,731
1,400,000	4.000	(d)	04/01/2052	1,141,405
Public Finance Authority Revenue Refunding Bonds for Roseman University of Health Sciences Series 2022 (NR/NR)
100,000	4.000	(c)(d)	04/01/2032	103,912
Public Finance Authority Senior Living Revenue Refunding Bonds for Fellowship Senior Living Project Series 2019A (NR/NR)
12,080,000	4.000		01/01/2052	9,713,282
Public Finance Authority Senior RB for Fargo-Moorhead Metropolitan Area Flood Risk Management Project Series 2021 (AMT) (Baa3/NR)
3,800,000	4.000		03/31/2056	3,049,578
Public Finance Authority Special Facility RB for Million Air Three LLC General Aviation Facilities Project Series 2024A (Tax- Exempt-AMT) (NR/NR)
900,000	6.250	(d)	09/01/2046	922,683
Public Finance Authority Special Facility RB for Million Air Two LLC General Aviation Facilities Project Series 2017B (NR/NR)
19,655,000	7.125	(d)	06/01/2041	20,599,354

The accompanying notes are an integral part of these financial statements.	175

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Wisconsin – (continued)

Public Finance Authority Special RB Series 2024 (NR/NR)
$4,700,000	5.500%		12/15/2028	$4,718,876
Public Finance Authority Student Housing RB for CHF-Cullowhee, LLC-Western Carolina University Project Series 2015 A (NR/BBB-)
3,250,000	5.250		07/01/2047	3,154,473
Public Finance Authority Student Housing RB KSU Bixby Real Estate Foundation Llc Project Subordinate Series 2025B (Baa2/NR)
175,000	5.000		06/15/2030	183,132
300,000	5.250		06/15/2035	318,622
500,000	5.250		06/15/2045	507,088
675,000	5.500		06/15/2055	686,803
Public Finance Authority Student Housing RB KSU Bixby Real Estate Foundation, Llc Project Junior Subordinate Series 2025C (Ba1/NR)
450,000	5.000		06/15/2035	459,924
650,000	5.500		06/15/2045	656,258
900,000	5.750		06/15/2055	911,619
Public Finance Authority Student Housing RB Series 2021A-1 (Ba1/NR)
8,815,000	4.000	(d)	07/01/2061	6,790,459
Public Finance Authority Student Housing RB Subordinate Series 2021B (NR/NR)
1,875,000	5.250	(d)	07/01/2061	1,604,414
Public Finance Authority Tax Increment Revenue Senior Bonds for Miami Worldcenter Project Series 2024A (NR/NR)
13,850,000	5.000	(d)	06/01/2041	14,081,330
Public Finance Authority Tax Increment Revenue Subordinate Bonds for Miami Worldcenter Project Series 2024B (NR/NR)
7,375,000	8.000	(d)	06/15/2042	7,419,943
Public Finance Authority Wisconsin Hotel RB Grand Hyatt San Antonio Hotel Acquisition Project Subordinate Lien Series 2022B (NR/NR)
6,200,000	5.750	(d)	02/01/2052	6,373,199
Public Finance Authority Wisconsin Texas Infrastructure Program Tax-Exempt Revenue Anticipation Bonds Elevon Project Series 2024 (NR/NR)
3,175,000	5.000	(d)	07/15/2030	3,168,983
Public Finance Authority Wisconsin Texas Infrastructure Program Tax-Exempt Revenue Anticipation Bonds Nolina & Sorella Projects Series 2024 (NR/NR)
5,929,366	5.500	(d)	12/15/2032	5,803,582
Public Finance Authority Wisconsin Texas Infrastructure Program Tax-Exempt Revenue Anticipation Capital Appreciation Bonds Anthem/Freedom Project Series 2025 (NR/NR)
8,225,000	0.000	(d)(e)	12/15/2037	4,017,864
Public Finance Authority Wisconsin Texas Infrastructure Program Tax-Exempt Revenue Anticipation Capital Appreciation Bonds for Oakwood Estates and Stonebrooke Projects Series 2024 (NR/NR)
5,175,000	0.000	(d)(e)	12/15/2030	3,695,817
Public Finance Authority Wisconsin Texas Infrastructure Program Tax-Exempt Revenue Anticipation Capital Appreciation Bonds for Two Step Project Series 2024 (NR/NR)
11,000,000	0.000	(d)(e)	12/15/2034	6,148,585

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Wisconsin – (continued)

Public Finance Authority Wisconsin Texas Infrastructure Program Tax-Exempt Revenue Anticipation Capital Appreciation Bonds Midtown Project Series 2025 (NR/NR)
$2,968,000	0.000	%(d)(e)	12/15/2034	$1,651,623
Public Finance Authority Wisconsin Texas Infrastructure Program Tax-Exempt Revenue Anticipation Improvement and Refunding Bonds Astro Texas Land Projects Series 2025 (NR/NR)
9,150,000	5.000	(d)	12/15/2036	9,168,541
Public Finance Authority, Wisconsin Special Revenue Bonds Signorelli Projects Municipal Utility Districts Montgomery and Waller Counties, Texas Series 2024 (NR/NR)
6,133,000	5.375	(d)	12/15/2032	6,132,154
Wisconsin Health & Educational Facilities Authority RB Refunding for Lawrence University of Wisconsin Series 2020 (Baa1/NR)
1,315,000	3.000		02/01/2042	992,436
435,000	4.000		02/01/2045	374,510
Wisconsin Health & Educational Facilities Authority RB Series 2021 for Hope Christian Schools (NR/NR)
950,000	4.000		12/01/2051	673,515
950,000	4.000		12/01/2056	650,909
Wisconsin Health and Educational Facilities Authority RB for Forensic Science and Protective Medicine Collaboration, Inc. Project Series 2024 (Baa2/NR)
8,740,000	5.000	(d)	08/01/2027	8,882,372
Wisconsin Health and Educational Facilities Authority RB for Three Pillars Senior Living Communities Series 2024A (NR/NR)
2,875,000	5.750		08/15/2054	3,020,273
4,600,000	5.750		08/15/2059	4,816,382
Wisconsin Health and Educational Facilities Authority RB Series 2024A (NR/BBB)
9,200,000	5.500		02/15/2054	9,754,037
Wisconsin Public Finance Authority Hotel RB for Grand Hyatt San Antonion Hotel Acquisition Project Senior Lien Series 2022B (NR/NR)
32,525,000	6.000	(d)	02/01/2062	33,652,934

				413,157,349

Wyoming - 0.1%

County of Campbell RB Refunding for Basin Electric Power Cooperative Series 2019 A (A3/A)
13,040,000	3.625		07/15/2039	11,451,023

TOTAL MUNICIPAL BONDS (Cost $12,031,379,972)				11,778,248,134

Corporate Bonds - 0.6%

Healthcare-Services - 0.2%

Prime Healthcare Foundation, Inc. Series
16,525,000	7.000%		12/01/27	17,181,272
Toledo Hospital RB Series 2022 B
4,988,000	5.325		11/15/28	4,933,294

				22,114,566

Real Estate - 0.4%

Benloch Ranch Improvement Association No. 1 Series 2020
5,807,290	9.750	(d)(j)	12/01/39	5,302,405

176	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Benloch Ranch Improvement Association No. 1 Series 2021
$3,581,069	9.750	%(d)(j)	12/01/39	$3,269,730
Benloch Ranch Improvement Association No. 2
29,700,000	10.000	(d)(j)	12/01/51	23,519,430
Brixton Park Improvement Association No. 1 Series
24,360,541	6.875	(d)(j)	12/01/51	21,117,423

				53,208,988

TOTAL CORPORATE BONDS (Cost $83,022,219)				75,323,554

Bank Loans(k) - 0.0%

Engineering & Construction - 0.0%

Rialto Bioenergy Facility, LLC (SOFR + 0.1%)
24,799,999	15.334	(j)	04/30/24	0
952,567	15.329	(j)	06/10/24	38,646

				38,646

TOTAL BANK LOANS (Cost $25,016,082)				38,646

TOTAL INVESTMENTS - 98.0% (Cost $12,139,418,273)				$11,853,610,334

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%				236,124,792

NET ASSETS - 100.0%				$12,089,735,126

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)

Variable Rate Demand Instruments – rate shown is that which is in effect on March 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on March 31, 2025.

(c)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Zero coupon bond until next reset date.

(g)	When-issued security.

(h)

Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2025.

(i)	Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.

(j)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(k)

Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on March 31, 2025. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ABS	- Asset-Backed Security
AGC	- Insured by Assured Guaranty Corp.
AGM	- Insured by Assured Guaranty Municipal Corp.
AGM-CR	- Insured by Assured Guaranty Municipal Corp. Insured Custodial receipts
AMBAC	- Insured by American Municipal Bond Assurance Corp.
AMT	- Alternative Minimum Tax (subject to)
BAM	- Build America Mutual Assurance Co.
CFD	- Community Facilities District
COPS	- Certificates of Participation
ETM	- Escrowed to Maturity
FHLMC	- Insured by Federal Home Loan Mortgage Corp.
FNMA	- Insured by Federal National Mortgage Association
GNMA	- Insured by Government National Mortgage Association
GO	- General Obligation
IDA	- Industrial Development Agency
LP	- Limited Partnership
LT	- Limited Tax
MUN GOVT GTD	- Municipal Government Guaranteed NATL
NATL	- National Public Finance Guarantee Corp.
NR	- Not Rated
PSF-GTD	- Guaranteed by Permanent School Fund
RB	- Revenue Bond
RMKT	- Remarketed
RR	- Revenue Refunding
SD CRED PROG	- School District Credit Program
SOFR	- Secured Overnight Financing Rate
TCRS	- Transferable Custody Receipts
USD	- United States Dollar
UT	- Unlimited Tax

The accompanying notes are an integral part of these financial statements.	177

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
U.S. Treasury Ultra Bond	(852)	06/18/25	$(104,689,500)	$(358,052)

178	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds - 98.9%

Alabama - 1.5%

Ascension Health RB for Ascension Senior Credit Group Series 2016C (Aa2/AA)
$500,000	5.000%		11/15/2046	$501,120
Black Belt Energy Gas District Gas Prepay RB 2019 Series A (A1/NR)
1,000,000	4.000	(a)(b)	12/01/2049	1,003,111
Energy Southeast a Cooperative District Energy Supply RB 2024 Series B (A1/NR)
350,000	5.250	(a)(b)	07/01/2054	372,224
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (B1/BB-)
100,000	5.750		10/01/2049	104,123
Jefferson County Sewer Revenue Warrants Series 2024 (Baa1/BBB+)
1,005,000	5.250		10/01/2049	1,036,308
Midcity Improvement District Special Assessment RB Series 2022 (NR/NR)
100,000	3.875		11/01/2027	97,011
100,000	4.250		11/01/2032	93,545
The Industrial Development Authority of Mobile County Solid Waste Disposal RB AM NS Calvert LLC Project Series 2024A (Baa3/BBB-)
400,000	5.000		06/01/2054	395,129

				3,602,571

Alaska - 0.1%

Civicventures Refunding RB for Anchorage Convention Center Series 2015 (NR/A+)
200,000	4.000		09/01/2038	184,813

Arizona - 1.4%

Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (NR/AA-) (S&P 7 Day Municipal Intermediate Grade Rate + 0.81%)
535,000	4.480	(a)(c)	01/01/2037	516,520
Arizona IDA Lease RB for Greenville University Student Housing and Athletic Facilities Project Series 2022 (NR/BB+)
485,000	6.500	(d)	11/01/2053	488,889
Arizona Industrial Development Authority Hospital RB Phoenix Children’s Hospital Series 2020A (A1/A+)
300,000	4.000		02/01/2050	272,699
Arizona Industrial Development Authority RB for Candeo Schools Obligated Group Project Series 2020 A (SD CRED PROG) (NR/AA-)
25,000	3.375		07/01/2041	20,534
Arizona Industrial Development Authority RB for Somerset Academy of Las Vegas Series 2021 A (NR/BB)
25,000	4.000	(d)	12/15/2051	20,036
Arizona Industrial Development Authority RB Refunding for Doral Academy of Northern Nevada Obligated Group Series 2021 A (Ba1/NR)
265,000	4.000	(d)	07/15/2041	234,223
Arizona Industrial Development Authority Senior Living RB First Tier Series 2025 A2 (NR/NR)
180,000	5.125		01/01/2059	164,350
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 B (Aa3/A+)
170,000	3.250		07/01/2049	128,369

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Arizona – (continued)

County of Maricopa IDA Education RB Series 2021A (NR/BBB-)
$75,000	4.000	%(d)	07/01/2041	$66,166
County of Maricopa IDA Education RB Taxable Convertible Series 2021B (NR/BBB-)
25,000	2.100	(b)(d)	07/01/2026	24,242
150,000	2.625	(b)(d)	07/01/2031	133,968
150,000	3.500	(b)(d)	07/01/2044	116,674
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
99,000	4.750		07/01/2043	87,229
La Paz County Industrial Development Authority RB for Harmony Public Schools Series 2021 A (NR/BBB+)
50,000	4.000		02/15/2046	41,081
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2021 A (NR/BB)
100,000	4.000	(d)	07/01/2051	80,398
Maricopa County Industrial Development Authority RB for Ottawa University Series 2020 (NR/NR)
25,000	5.125	(d)	10/01/2030	24,160
Maricopa County Pollution Control Refunding RB for El Paso Electric Company Palo Verde Project Series 2009 A (NON-AMT) (Baa2/NR)
325,000	3.600		02/01/2040	287,700
Salt Verde Financial Corp. RB Gas Senior Series 2007-1 (A3/BBB+)
105,000	5.000		12/01/2037	110,504
The Industrial Development Authority of The City of Chandler Arizona Industrial Development RB Series 2019 (AMT) (Baa1/BBB)
150,000	4.000	(a)(b)	06/01/2049	149,405
The Industrial Development Authority of The City of Sierra Vista Education Facility RB American Leadership Academy Project Series 2024 (NR/NR)
150,000	5.000	(d)	06/15/2054	142,537
The Industrial Development Authority of The County of Maricopa Education Refunding RB for Legacy Traditional Schools Projects Series 2024 (NR/BBB-)
300,000	4.000		07/01/2034	287,211

				3,396,895

Arkansas - 0.1%

Arkansas Development Finance Authority RB for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
50,000	4.250		07/01/2041	41,954
25,000	3.500		07/01/2046	16,514
Arkansas Development Finance Authority RB Refunding for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 (NR/NR)
100,000	3.500		07/01/2038	76,146

				134,614

California - 9.2%
Airport Commission of The City and County of San Francisco San Francisco International Airport Second Series Revenue Bonds Series 2025A (AMT) (A1/AA-)
395,000	5.250		05/01/2055	413,399

The accompanying notes are an integral part of these financial statements.	179

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)

Airport Commission of The City and County of San Francisco San Francisco International Airport Second Series Revenue Refunding Bonds Series 2024A (A1/NR)
$425,000	5.250%		05/01/2049	$438,996
Airport Commission of The City and County of San Francisco Second Series RR Bonds, Series 2023C (AMT) (A1/NR)
500,000	5.750		05/01/2048	543,051
Bay Area Toll Authority Bridge RB 2021 Series D (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.30%)
500,000	3.170	(a)(c)	04/01/2056	493,914
Bay Area Toll Authority Bridge RB 2021 Series E (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.41%)
350,000	3.280	(a)(c)	04/01/2056	344,871
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB 2024 Series B (AMT) (AGM) (A1/AA)
250,000	4.375		07/01/2049	236,988
California Community Choice Financing Authority Clean Energy Project RB Fixed Rate Green Bonds Series 2023E-1 (A1/NR)
575,000	5.000	(a)(b)	02/01/2054	607,706
California Community Choice Financing Authority Clean Energy Project RB Term Rate Green Bonds Series 2024F (Aa3/NR)
750,000	5.000	(a)(b)	02/01/2055	798,864
California Community Housing Agency Essential Housing RB Series 2021A (NR/NR)
635,000	4.000	(d)	02/01/2056	494,588
California Community Housing Agency RB Series 2021A-1 Senior Bonds (NR/NR)
150,000	4.000	(d)	02/01/2056	126,824
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 A (NR/BBB+)
50,000	4.000		06/01/2049	44,708
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-1 (NR/BBB+)
10,000	5.000		06/01/2049	10,009
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-2 (NR/NR)
250,000	0.000	(e)	06/01/2055	52,824
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (NR/NR)
400,000	0.000	(e)	06/01/2055	48,329
California Health Facilities Financing Authority RB Adventist Health System West Series 2024A (NR/BBB+)
600,000	5.250		12/01/2044	620,221
California Health Facilities Financing Authority RB for Providence Health & Services Series 2014B (A2/A)
410,000	5.000		10/01/2044	410,759
California Health Facilities Financing Authority Refunding RB Lucile Salter Packard Children’s Hospital at Stanford 2022 Series A Forward Delivery (A1/A+)
135,000	4.000		05/15/2051	123,436
California Infrastructure and Economic Development Bank Senior Subordinated Secured RB Brightline West Passenger Rail Project Series 2025A (NR/NR)
850,000	9.500	(a)(b)(d)	01/01/2065	849,493

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)

California Municipal Finance Authority RB for The Learning Choice Academy Series 2021 A (NR/BBB-)
$100,000	4.000%		07/01/2041	$89,863
California Municipal Finance Authority Revenue Refunding Bonds for Eisenhower Medical Center Series 2017A (Baa2/NR)
150,000	5.000		07/01/2047	150,722
California Municipal Finance Authority Senior Lien RB for Linxs APM Project Series 2018A (NR/NR)
1,000,000	5.000		12/31/2043	1,002,204
California Municipal Finance Authority Special Facility RB For United Airlines International Airport Project Series 2019 (NR/BB)
150,000	4.000		07/15/2029	148,461
California Pollution Control Financing Authority Solid Waste Disposal Refunding RB for Waste Management Project Series 2015A-3 (NR/A-/A-2)
250,000	4.300		07/01/2040	250,159
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Desalination Project Series 2012 (Baa3/NR)
300,000	5.000	(d)	07/01/2037	300,183
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Desalination Project Series 2023 (Baa3/NR)
275,000	5.000	(d)	07/01/2034	293,741
250,000	5.000	(d)	07/01/2035	265,712
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources LP Desalination Project Series 2012 (AMT) (Baa3/NR)
250,000	5.000	(d)	11/21/2045	248,971
California School Finance Authority Charter School RB for Citizens of the World Obligated Group Series 2022A (NR/BB-)
250,000	6.250	(d)	04/01/2052	252,884
California School Finance Authority Charter School RB for Lighthouse Community Public School Obligated Group Series 2022A (NR/NR)
250,000	6.375	(d)	06/01/2052	260,553
California School Finance Authority RB for Lifeline Education Charter School, Inc. Series 2020 A (NR/BB+)
365,000	3.000	(d)	07/01/2030	343,298
California School Finance Authority RB for Santa Clarita Valley International Charter School Series 2021 A (NR/NR)
260,000	4.000	(d)	06/01/2031	244,584
California Statewide Communities Development Authority CFD No. 2022-03 Sheldon Farms Special Tax Bonds, Series 2023 (NR/NR)
250,000	5.000		09/01/2053	251,994
California Statewide Communities Development Authority Community Facilities District No. 2020-02 Atwell Improvement Area No. 3 Special Tax Bonds Series 2024 (NR/NR)
125,000	5.000		09/01/2054	126,574
California Statewide Communities Development Authority Pollution Control RB Refunding for Southern California Edison Company Series 2006 D (NON-AMT) (A2/A-)
150,000	4.500		11/01/2033	152,012

180	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)

California Statewide Communities Development Authority RB for Loma Linda University Medical Center Series 2016A (NR/BB)
$250,000	5.250	%(d)	12/01/2056	$250,249
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 A (NR/BB)
500,000	5.500		12/01/2054	500,141
California Statewide Communities Development Authority Special Tax Bonds Series 2022 (NR/NR)
50,000	5.125		09/01/2042	51,695
California Statewide Communities Development Authority Student Housing Refunding RB for University of California Irvine East Campus Apartments Series 2016 (Baa1/NR)
100,000	5.000		05/15/2040	100,745
California Statewide Community Development Authority Pollution Control Refunding RB 2010 Series A (A2/A-)
190,000	1.750		09/01/2029	168,638
City of Alameda Community Facilities District 2023 Special Tax Bonds (NR/NR)
50,000	5.000		09/01/2048	50,683
City of Chula Vista CA Community Facilities District No. 16-1 Special Tax for Improvement Area No. 2 Series 2021 (NR/NR)
250,000	4.000		09/01/2046	223,865
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
25,000	3.000		09/01/2039	19,799
City of Palm Desert Community Facilities District No. 2021-1 Special Tax Refunding Bonds Series 2021 (NR/NR)
100,000	3.000		09/01/2031	93,419
City of Roseville Special Tax Villages at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
25,000	4.000		09/01/2040	23,407
City of San Francisco Airport Commission International Airport Second Series RB Series 2018E (A1/AA-)
400,000	5.000		05/01/2048	409,982
City of San Francisco Airport Commission International Airport Second Series RB Series 2019A (A1/AA-)
490,000	5.000		05/01/2049	493,433
CMFA Special Finance Agency VIII Essential Housing RB 2021A- 1 (NR/NR)
150,000	3.000	(d)	08/01/2056	101,222
County of Los Angeles CA Community Facilities District NO 2021-01 (NR/NR)
100,000	5.000		09/01/2047	101,922
CSCDA Community Improvement Authority Essential Housing Senior Lien RB Series 2021A-1 (NR/NR)
150,000	3.600	(d)	05/01/2047	123,472
Department of Airports of The City of Los Angeles California Los Angeles International Airport Subordinate Revenue and Refunding RB 2021 Series A (Aa3/AA-)
150,000	5.000		05/15/2037	155,804
Department of Airports of The City of Los Angeles LAX Subordinate RB 2018 Series A (AMT) (Aa3/AA-)
500,000	5.250		05/15/2048	507,169
Department of Airports of The City of Los Angeles LAX Subordinate RB 2021 Series D (Private Activity/AMT) (Aa3/AA-)
500,000	4.000		05/15/2051	437,325

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)

Department of Water and Power of The City of Los Angeles Power System RB 2018 Series D (Aa2/A)
$125,000	5.000%		07/01/2048	$126,227
Department of Water and Power of The City of Los Angeles Power System Variable Rate Demand RB 2021 Subseries A-2 (Aa2/NR)
100,000	3.850	(a)(b)	07/01/2051	100,000
Department of Water and Power of The City of Los Angeles Water System RB 2018 Series A (Aa2/AA-)
125,000	5.000		07/01/2043	127,035
Department of Water and Power of The City of Los Angeles Water System Variable Rate Demand RB 2001 Series B Subseries B-4 (Aa2/NR)
100,000	3.850	(a)(b)	07/01/2035	100,000
Eastern Foothill Transportation Corridor Agency Senior Lien Toll Road Refunding RB Series 2021A (Baa1/A)
750,000	4.000		01/15/2046	713,755
Folsom Ranch Financing Authority City of Folsom Community Facilities District No. 23 Improvement Area No. 2 California Special Tax RB Series 2024 (NR/NR)
100,000	5.000		09/01/2053	100,935
Golden State Securitization Settlement Corp ABS Bond Series 2021 2021B-1 (NR/BBB-)
510,000	3.850		06/01/2050	469,332
Golden State tobacco Securitization Settlement Corp ABS Bond Series 2021B-2 (NR/NR)
5,000,000	0.000	(e)	06/01/2066	536,308
Inland Empire Tobacco Securitization Authority RB Turbo Asset- Backed Bonds for Capital Appreciation Series 2007 C-1 (NR/CCC)
250,000	0.000	(e)	06/01/2036	116,452
Los Angeles County Public Works Financing Authority Lease RB 2020 Series A (NR/AA+)
125,000	3.000		12/01/2050	91,227
Modesto Financing Authority Domestic Project RB 2007F (NATL) (Baa3/AA)
(3M USD SOFR + 0.63%)
525,000	3.698	(c)	09/01/2037	498,847
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
125,000	3.000		09/01/2034	112,614
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2021 (NR/NR)
25,000	2.500		09/01/2037	19,424
275,000	4.000		09/01/2050	238,852
Sacramento County Financing Authority RB Series 2007B (NATL) (Aa3/AA-)
(3M USD SOFR + 0.55%)
785,000	3.619	(c)	06/01/2034	761,101
San Diego County Regional Airport Authority Subordinate Airport RB Series 2021B (A1/NR)
150,000	4.000		07/01/2039	145,198
900,000	4.000		07/01/2046	807,425
San Gorgonio Memorial Health Care District GO Refunding Bonds Series 2020 (B1/NR)
100,000	4.000		08/01/2032	89,564
State of California Various Purpose GO Bonds (Aa2/AA-)
1,100,000	7.500		04/01/2034	1,272,616

The accompanying notes are an integral part of these financial statements.	181

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)

State of California Various Purpose GO Bonds Federally Taxable Build America Bonds Series 2009 (Aa2/AA-)
$800,000	7.350%		11/01/2039	$933,294
Town of Tiburon Special Assessment for Assessment District No. 2017-1 Series 2021 A (NR/NR)
45,000	2.500		09/02/2046	28,522
Washington Township Health Care District RB 2023 Series A (Baa3/NR)
50,000	5.750		07/01/2053	52,644

				22,295,237

Colorado - 3.8%

Baseline Metropolitan District In The City and County of Broomfield, Colorado Special RR and Improvement Bonds Series 2024A (AGC) (NR/AA)
125,000	4.000		12/01/2046	116,254
100,000	5.000		12/01/2049	103,524
125,000	4.250		12/01/2054	117,005
Citadel on Colfax Business Improvement District Senior RB Series 2020 A (NR/NR)
125,000	5.350		12/01/2050	117,556
Citadel on Colfax Business Improvement District Senior RB Series 2020 B (NR/NR)
100,000	7.875		12/15/2050	97,676
City and County of Denver, Colorado, For and On Behalf of Its Department of Aviation Airport System RB Series 2022A (AMT) (Aa3/AA-)
1,000,000	5.000		11/15/2047	1,016,449
City of Denver Airport System Subordinate RB Series 2018A (A1/A+)
575,000	5.250		12/01/2043	585,632
Colorado Education & Cultural Facilities Authority Charter School RB Series 2021 (Baa3/NR)
100,000	4.000		10/01/2056	77,670
Colorado Educational and Educational Facilities Authority Charter School RB Ascent Classical Academy Charter Schools, Inc. Series 2024A (NR/BB)
100,000	5.500	(d)	04/01/2044	102,116
Colorado Health Facilities Authority American Eagle Delaware Holding Company Series 2022A-1 (NR/NR)
695,000	6.000		07/01/2036	679,441
Colorado Health Facilities Authority American Eagle Delaware Holding Company Series 2022A-2 (NR/NR)
440,000	6.000		07/01/2031	439,967
Colorado Health Facilities Authority Hospital RB Boulder Community Health Project Series 2020 (A3/A-)
275,000	4.000		10/01/2038	266,245
300,000	4.000		10/01/2039	288,614
300,000	4.000		10/01/2040	285,970
Colorado Health Facilities Authority RB for Parkview Medical Center, Inc. Obligated Group Series 2020 A (Aa2/NR)
350,000	4.000	(f)	09/01/2030	367,155
Colorado Health Facilities Authority RB for Senior Living American Eagle Portfolio Project Series 2022B-1 (NR/NR)
101,026	5.000	(b)	07/01/2057	77,297
Colorado Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2019 A (Aa2/AA)
100,000	4.000		11/15/2043	91,769

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)

Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (A3/A-)
$450,000	5.000%		08/01/2038	$466,246
Colorado Health Facilities Authority RB Series 2019A-2 (A3/A-)
885,000	4.000		08/01/2049	781,295
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (NR/BB)
650,000	5.000		10/01/2032	650,147
Denver Health & Hospital Authority Healthcare Revenue Refunding Bonds Series 2017A (NR/BBB)
175,000	4.000	(d)	12/01/2035	167,604
185,000	4.000	(d)	12/01/2036	175,403
Fiddler’s Business Improvement District GO Refunding Bonds Series 2022 (NR/NR)
150,000	5.000	(d)	12/01/2032	153,418
Rampart Range Metropolitan District No. 5 RB Series 2021 (NR/NR)
500,000	4.000		12/01/2041	451,444
Senac South Metropolitan District GO LT Bonds Series 2021A3 (NR/NR)
915,000	5.250		12/01/2051	813,411
Sterling Ranch Community Authority Board RB Refunding for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 A (NR/NR)
60,000	3.375		12/01/2030	57,270
The Lakes at Centerra Metropolitan District No.2 in The City of Loveland Colorado Limited Tax GO Refunding Bonds Series 2024A (AGM) (NR/AA)
300,000	4.500		12/01/2054	286,783
Trails at Crowfoot Metropolitan District No. 3 in The Town of Parker Colorado GO Limited Tax Refunding Bonds Series 2024A (AGC) (NR/AA)
100,000	4.000		12/01/2044	93,665
250,000	4.250		12/01/2054	230,619
Wildwing Metropolitan District No. 5 In the Town of Timnath Larimer County Colorado LT Go Refunding and Improvement Bonds Series 2024 (AGM) (NR/AA)
50,000	4.500		12/01/2053	47,988

				9,205,633

Connecticut - 1.1%

City of Ansonia Connecticut Certificates of Participation Series 2024 (NR/A+)
130,000	4.750		12/01/2045	126,516
City of Stamford Housing Authority RB Anticipation Notes for Dogwoods Project Series 2022 (NR/NR)
100,000	11.000	(d)	12/01/2027	128,499
State of Connecticut GO Social Bonds Series 2024G (Aa3/AA-)
1,900,000	3.000		11/15/2043	1,531,006
State of Connecticut Health & Educational Facilities Authority RB Series E (NR/NR)
230,000	4.000		07/01/2041	204,921
State of Connecticut Health and Educational Facilities Authority RB for University of Hartford 2022 Series P (NR/BB+)
55,000	5.375		07/01/2052	50,710

182	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Connecticut – (continued)

State of Connecticut Health and Educational Facilities Authority Revenue Bonds Goodwin University Obligated Group Issue Series A-1 (NR/BBB-)
$125,000	5.000%		07/01/2044	$120,664
Steel Point Infrastructure Improvement District Tax Allocation for Steelpointe Harbor Project Series 2021 (NR/NR)
100,000	4.000	(d)	04/01/2041	91,405
The Housing Authority of The City of Stamford RB Mozaic Concierge Living Project Entrance Fee Principal Redemption Bondssm Series 2025D (NR/NR)
500,000	4.250	(g)	10/01/2030	500,846

				2,754,567

Delaware - 0.1%

Delaware Economic Development Authority Charter School RB for Aspira of Delaware Charter Operations Project Series 2022A (NR/BB)
50,000	3.000		06/01/2032	45,049
50,000	4.000		06/01/2042	43,236
Delaware State Housing Authority Senior Single Family Mortgage RB 2024 Series D (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/NR)
250,000	4.450		07/01/2049	244,141

				332,426

District of Columbia - 1.6%

District of Columbia Private Activity RB Series 2022A (A3/NR)
100,000	5.500		02/28/2037	111,243
District of Columbia Union Market Project Tax Increment RB Convertible Capital Appreciation Bonds. Series 2024B (NR/NR)
100,000	0.000	(d)(h)	06/01/2041	60,060
Metropolitan Washington Airport Authority Revenue & Refunding Bonds Series 2018A (Aa3/AA-)
1,950,000	5.000		10/01/2043	1,959,738
Metropolitan Washington Airports Authority Dulles Toll Road RB Refunding First Senior Lien for Dulles Metrorail and Capital Improvement Project Series 2019 B (AGM-CR) (A1/AA)
665,000	4.000		10/01/2044	620,593
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (AGM) (A1/AA)
125,000	3.000		10/01/2050	89,927
100,000	4.000		10/01/2053	87,615
Metropolitan Washington Airports Authority Dulles Toll Road Subordinate Lien Revenue Refunding Bonds for Dulles Metrorail & Capital Improvement Projects Series 2019B (Baa2/A-)
650,000	4.000		10/01/2049	585,271
Metropolitan Washington Airports Authority Dulles Toll Road Subordinate Lien Revenue Refunding Bonds for Dulles Metrorail and Capital Improvement Projects Series 2019B (Baa2/A-)
300,000	4.000		10/01/2035	298,377

				3,812,824

Florida - 18.1%

Abbott Square Community Development District Special Assessment Bonds Series 2022 (NR/NR)
200,000	5.000		06/15/2032	203,777

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

AH at Turnpike South Community Development District Special Assessment Phase 3 Project Series 2021 (NR/NR)
$500,000	4.000%		05/01/2051	$408,505
Alachua County Health Facilities Authority Continuing Care Retirement Community RB Series 2022 (NR/NR)
250,000	4.000		10/01/2046	211,483
Astonia Community Development District Polk County, Florida Special Assessment Bonds, Series 2023 Assessment Area Three Project (NR/NR)
65,000	5.125		06/15/2043	65,382
Astonia Community Development District Special Assessment for Assessment Area 2 Project Series 2021 (NR/NR)
55,000	3.200	(d)	05/01/2041	44,437
Astonia Community Development District Special Assessment for North Parcel Assessment Area Project Series 2021 (NR/NR)
10,000	2.500	(d)	05/01/2026	9,838
50,000	3.200	(d)	05/01/2041	40,397
Avalon Groves Community Development District Special Assessment for Assessment Area Three Project Series 2021 (NR/NR)
65,000	2.375		05/01/2026	63,904
Avalon Groves Community Development District Special Assessment for Phases 3 and 4 Sub Assessment Area One Series 2021 (NR/NR)
25,000	3.125		05/01/2041	20,088
Avenir Community Development District Special Assessment Bonds Series 2023 (NR/NR)
40,000	4.500		05/01/2030	40,333
Aventura Isles Community Development District Miami-Dade County Special Assessment Refunding Bonds, Series 2024 (NR/NR)
100,000	5.000		05/01/2043	98,964
Bannon Lakes Community Development District Special Assessment Series 2021 (NR/NR)
200,000	3.000	(d)	05/01/2031	186,232
Bellagio Community Development District Special Assessment Bonds Series 2013 (NR/BBB)
25,000	6.000		11/01/2027	25,885
Belmont II Community Development District Special Assessment Series 2020 (NR/NR)
100,000	3.625		12/15/2040	90,223
Berry Bay Community Development District Special Assessment for Assessment Area 1 Project Series 2021 (NR/NR)
500,000	3.125		05/01/2031	465,332
Berry Bay Community Development District Special Assessment RB for Assessment Area Three Series 2024 (NR/NR)
50,000	4.250		05/01/2031	49,398
Black Creek Community Development District Special Assessment Bonds Series 2022 (NR/NR)
160,000	4.800		06/15/2027	162,009
Bridgewalk Community Development District Special Assessment Bonds for Assessment Area Two Project Series 2023 (NR/NR)
60,000	6.250		12/15/2043	62,922
Bridgewater Community Development District Special Assessment Bonds for Assessment Area One Project Series 2022 (NR/NR)
100,000	3.250		06/15/2042	77,680
Broward County Port Facilities RB Series 2019B (A1/A)
300,000	4.000		09/01/2049	271,874

The accompanying notes are an integral part of these financial statements.	183

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Buckhead Trails Community Development District Special Assessment Bonds for Manatee County Project Series 2022 (NR/NR)
$35,000	4.750%		05/01/2027	$35,107
Buena Lago Community Development District Capital Improvement RB for Assessment Area Two Series 2024 (NR/NR)
50,000	5.250		05/01/2044	49,004
Buena Lago Community Development District Capital Improvement RB Series 2022 (NR/NR)
125,000	4.000		05/01/2027	124,817
Capital Projects Finance Authority Educational Facilities RB Kissimmee Charter Academy Project Series 2024 (NR/NR)
100,000	6.125	(d)	06/15/2044	104,199
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (Ba2/NR)
625,000	5.250	(d)	12/01/2058	618,503
Capital Trust Agency, Inc. RB for AcadeMir Charter School West Series 2021 A-2 (Ba2/NR)
100,000	4.000	(d)	07/01/2051	79,333
Capital Trust Agency, Inc. RB for University Bridge LLC Series 2018 A (Ba2/NR)
100,000	4.000	(d)	12/01/2028	99,573
300,000	5.250	(d)	12/01/2043	301,954
Capital Trust Authority Educational Facilities Lease RB for Seaside Community Charter School Project Series A (Baa3/NR)
100,000	5.000		06/15/2034	102,269
Capital Trust Authority RB Anticipation Notes Convivial-St Petersburg Project Series 2024A (NR/NR)
150,000	12.000	(d)	10/03/2029	149,966
Central Parc Community Development District City Of North Port Florida Special Assessment RB Series 2024 (NR/NR)
100,000	4.900		05/01/2031	99,645
Century Gardens at Tamiami Community Development District Miami-Dade County Florida Special Assessment Refunding Bonds Series 2016 (NR/BBB)
100,000	4.000		05/01/2031	97,397
CFM Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	3.350		05/01/2041	80,142
Chapel Creek Community Development District Special Assessment Series 2021 (NR/NR)
65,000	3.375	(d)	05/01/2041	52,638
Chapel Crossings Community Development District Special Assessment Series 2020 (NR/NR)
95,000	3.700	(d)	05/01/2040	80,868
Charles Cove Community Development District Special Assessment RB Series 2021 (NR/NR)
105,000	2.400		05/01/2026	103,191
City of Jacksonville RB Refunding for Genesis Health, Inc. Obligated Group Series 2020 (NR/A-)
145,000	4.000		11/01/2039	135,363
City of Palmetto Educational Facilities Refunding RB Series 2022A (NR/BBB-)
100,000	5.125		06/01/2042	100,443
Coddington Community Development District (NR/NR)
260,000	5.000		05/01/2032	268,864

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Connerton East Community Development District Special Assessment Bonds Series 2023 (NR/NR)
$100,000	5.250%		06/15/2043	$101,890
Cope’s Landing Community Development District Capital Improvement RB 2023 Project Area Series 2023 (NR/NR)
100,000	5.750		05/01/2043	104,615
Copper Oaks Community Development District Special Assessment Refunding and Improvement Bonds Series 2021 (NR/NR)
175,000	3.000		05/01/2035	148,484
Corkscrew Crossing Community Development District Special Assessment Bonds Series 2023 (NR/NR)
200,000	4.300		05/01/2033	200,231
Creekview Community Development District Special Assessment RB Series 2022 (NR/NR)
25,000	3.875		05/01/2027	24,901
35,000	4.250		05/01/2032	34,613
200,000	4.625		05/01/2042	188,478
Cross Creek North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
340,000	4.250		05/01/2042	313,307
Cross Creek North Community Development District Special Assessment Bonds Series 2023 (NR/NR)
100,000	5.125		05/01/2043	100,436
Crossings Community Development District Osceola County Special Assessment Bonds Series 2024 (NR/NR)
100,000	5.350		05/01/2044	97,909
Crossings Community Development District Special Assessment Bonds Series 2022 (NR/NR)
125,000	4.250		05/01/2027	125,127
255,000	4.750		05/01/2032	257,277
Cypress Bluff Community Development District Special Assessment for Del WEBB Project Series 2020 A (NR/NR)
310,000	3.125	(d)	05/01/2030	300,544
Cypress Mill Community Development District Special Assessment Bonds for Bank Qualified 2023 Project Series 2023 (NR/BBB)
50,000	5.000		05/01/2053	48,347
Cypress Park Estates Community Development District Special Assessment Area 1 Project Series 2020 (NR/NR)
25,000	2.625	(d)	05/01/2025	24,965
Deerbrook Community Development District Pasco County, Florida Special Assessment Bonds, Series 2023 2023 Project (NR/NR)
100,000	5.250		05/01/2043	100,598
Del Webb Sunchase Community Development District Manatee County, Florida Special Assessment Bonds Series 2025 (NR/NR)
250,000	5.625	(d)(g)	05/01/2055	251,322
Dewey Robbins Community Development District City of Leesburg Florida Capital Improvement RB Series 2025 (NR/NR)
330,000	5.800		05/01/2055	325,126
DG Farms Community Development District Special Assessment Series 2020 (NR/NR)
270,000	3.750		05/01/2040	236,158
DW Bayview Community Development District Special Assessment Bond Series 2021 (NR/NR)
50,000	3.375	(d)	05/01/2041	42,911

184	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

DW Bayview Community Development District Special Assessment Bonds for Manatee County Series 2022 (NR/NR)
$105,000	4.300%		05/01/2027	$105,322
Eagle Hammock Community Development District Special Assessment Bonds Series 2022 (NR/NR)
190,000	4.875		05/01/2032	193,480
East 547 Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
25,000	3.300		05/01/2041	19,971
East Nassau Stewardship District Bond Anticipation Note for PDP #4 Series 2024 Project Series 2024 (NR/NR)
100,000	5.250		05/01/2029	99,511
East Palm Drive Community Development District Special Assessment Bonds, Series 2024 (Assessment Area One) (NR/NR)
100,000	5.100		06/15/2044	98,010
Eden Hills Community Development District Special Assessment Bonds Series 2022 (NR/NR)
75,000	3.625		05/01/2032	72,231
Eden Hills Community Development District Special Assessment Series 2020 (NR/NR)
100,000	4.000		05/01/2040	93,543
Edgewater East Community Development District Special Assessment for Assessment Area Once Series 2021 (NR/NR)
130,000	3.600		05/01/2041	110,109
Edgewater East Community Development District Special Assessment RB Series 2022 (NR/NR)
125,000	3.375		05/01/2032	117,612
Escambia County Health Facilities Authority Health Care Facilities RB Series 2020A (Baa2/BBB)
885,000	4.000		08/15/2045	785,955
Eureka Grove Community Development District Special Assessment Bonds for 2021 Project Series 2021 (NR/NR)
685,000	3.500		05/01/2041	560,088
Everlands Community Development District Special Assessment Bonds for Assessment Area Two – 2024 Project Area Series 2024 (NR/NR)
525,000	5.250		06/15/2044	525,895
Everlands II Community Development District Special Assessment Bonds Series 2024 (NR/NR)
80,000	4.600		06/15/2031	79,412
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
190,000	5.000		05/01/2035	193,117
Florida Development Finance Corp. Educational Facilities RB for Saint Andrew’s School of Boca Raton, Inc. Project Series 2024A (NR/BBB+)
150,000	5.250		06/01/2044	152,403
125,000	5.250		06/01/2049	125,693
Florida Development Finance Corp. Educational Facilities RB Series 2022A (Ba3/NR)
100,000	5.000	(d)	07/01/2032	96,536
135,000	5.375	(d)	07/01/2042	124,555
Florida Development Finance Corp. Educational RB for Cornerstone Charter Academy Project Series 2022 (NR/BB+)
100,000	5.000	(d)	10/01/2042	98,268

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Florida Development Finance Corp. Healthcare Facilities RB for Tampa General Hospital Project Series 2024A (Fixed Mode) (NR/A-)
$600,000	5.250%		08/01/2049	$616,129
Florida Development Finance Corp. RB Brightline Florida Passenger Rail Expansion Project Series 2025A (NR/NR)
600,000	8.250	(a)(b)(d)	07/01/2057	623,073
Florida Development Finance Corp. RB Brightline Florida Passenger Rail Project Brightline Trains Florida LLC Issue Series 2024 (AMT) (AGM) (NR/AA)
1,600,000	5.000		07/01/2044	1,605,328
550,000	5.250		07/01/2047	561,265
1,000,000	5.250		07/01/2053	1,018,457
Florida Development Finance Corp. RB Brightline Florida Passenger Rail Project Brightline Trains Florida LLC Issue Series 2024 (AMT) (NR/NR)
2,475,000	12.000	(a)(b)(d)	07/15/2032	2,625,128
Florida Development Finance Corp. RB Brightline Florida Passenger Rail Project Brightline Trains Florida LLC Issue Series 2024 (AMT) (NR/BBB-)
300,000	5.250		07/01/2047	301,240
250,000	5.500		07/01/2053	252,466
Florida Development Finance Corp. RB for Brightline Florida Passenger Rail Project AAF Operations Holdings LLC Issue Series 2024A (Tax-Exempt) (NR/NR)
400,000	10.000	(a)(b)(d)	07/15/2059	411,919
Florida Development Finance Corp. RB for Discovery High School & Discovery Academy of Lake Alfred Obligated Group Series 2020 A (NR/NR)
100,000	4.000	(d)	06/01/2030	88,403
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)
100,000	5.125	(d)	06/01/2040	98,993
Florida Development Finance Corp. RB for United Cerebral Palsy of Central Florida, Inc. Series 2020 A (NR/NR)
45,000	4.000		06/01/2030	42,996
Florida Development Finance Corp. RB Refunding for Global Outreach Charter Academy Obligated Group Series 2021 A (B1/NR)
100,000	4.000	(d)	06/30/2041	77,835
Florida Development Finance Corp. Solid Waste Disposal RB for GFL Solid Waste Southeast LLC Project Series 2024A (Ba3/BB-)
250,000	4.375	(a)(b)(d)	10/01/2054	250,145
Florida Development Finance Corp. Student Housing RB Senior Series 2024A-1 (NR/NR)
100,000	5.000	(d)	06/01/2044	98,912
Florida Higher Educational Facilities Financial Authority RB Ringling College of Art and Design, Inc. Series 2017 (NR/BBB)
150,000	5.000		03/01/2047	147,757
Forest Lake Community Development District Special Assessment Bonds Series 2022 (NR/NR)
30,000	4.750	(d)	05/01/2027	30,161
90,000	5.000	(d)	05/01/2032	91,709
Gracewater Sarasota Community Development District Special Assessment Bonds Series 2021 (NR/NR)
165,000	2.950		05/01/2031	149,401
75,000	3.350		05/01/2041	59,474

The accompanying notes are an integral part of these financial statements.	185

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Grand Oaks Community Development District Special Assessment Bonds Assessment Area 2 Series 2020 (NR/NR)
$100,000	4.000%		05/01/2030	$98,372
Grand Oaks Community Development District Special Assessment RB Series 2019 A (NR/NR)
50,000	4.750		11/01/2039	48,745
Grand Oaks Community Development District Special Assessment RB Series 2021 (NR/NR)
60,000	3.500		11/01/2041	48,574
Grande Pines Community Development District Special Assessment Bonds Series 2021 (NR/NR)
710,000	3.750		05/01/2041	597,665
Grande Pines Community Development District Special Assessment RB for Assessment Area Two Series 2024 (NR/NR)
100,000	5.450		05/01/2044	100,078
Hacienda North Community Development District Special Assessment RB Series 2023 (NR/NR)
100,000	6.300		05/01/2043	106,042
Hamilton Bluff Community Development District Special Assessment Bonds, Series 2024 (Assessment Area One Project) (NR/NR)
100,000	5.800		05/01/2054	99,348
Hammock Oaks Community Development District Town of Lady Lake Florida Special Assessment Bonds Series 2024 Assessment Area Two (NR/NR)
100,000	5.850		05/01/2044	100,425
Hammock Oaks Community Development District Town of Lady Lake Florida Special Assessment Bonds Series 2025 Assessment Area Three (NR/NR)
190,000	5.550	(d)(g)	05/01/2045	190,379
Hammock Reserve Community Development District Special Assessment Bonds Series 2022 (NR/NR)
20,000	4.200		05/01/2027	20,005
Harmony On Lake Eloise Community Development District City of Winter Haven, Florida Capital Improvement RB, Series 2023 Assessment Area One (NR/NR)
80,000	5.125		05/01/2043	80,507
Harmony West Community Development District Osceola County Florida Special Assessment RB Series 2025 Assessment Area Three (NR/NR)
100,000	5.450		05/01/2045	99,232
Harmony West Community Development District Special Assessment RB Series 2023 (NR/NR)
300,000	5.300		05/01/2053	300,890
Hawkstone Community Development District Special Assessment RB Series 2021 (NR/NR)
125,000	3.450		05/01/2041	103,452
Hawkstone Community Development District Special Assessment RB Series 2023 (NR/NR)
420,000	4.375		05/01/2030	421,201
Highland Meadows West Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
20,000	2.875		05/01/2025	19,974
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2020 (NR/NR)
25,000	3.500	(d)	05/01/2031	23,787

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2021 (NR/NR)
$90,000	2.375%	05/01/2026	$88,388
Hobe-St. Lucie Conservancy District Improvement Bonds Unit of Development No. 1A Series 2024 (NR/NR)
100,000	5.600	05/01/2044	101,787
Homestead 50 Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
125,000	3.000	05/01/2037	102,512
Island Lake Estates Community Development District 2023 Project Special Assessment Bonds Series 2023 (NR/NR)
100,000	5.750	12/15/2043	103,690
Juniper Cove Community Development District Miami-Dade County Florida Capital Improvement RB Series 2025 (NR/NR)
180,000	4.625	05/01/2032	180,206
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	3.125	05/01/2041	77,523
Kelly Park Community Development District (City of Apopka, Florida) Special Assessment Bonds, Series 2025 (Assessment Area Two Project) (NR/NR)
150,000	4.375	05/01/2032	149,108
Keys Edge Community Development District Special Assessment Bonds for Assessment Area One Project Series 2024 (NR/NR)
100,000	5.375	05/01/2055	96,386
Kindred Community Development District II Special Assessment Bonds Series 2020 (NR/NR)
100,000	3.500	05/01/2040	88,648
Kingman Gate Community Development District Special Assessment Bonds Series 2021 (NR/NR)
50,000	3.600	06/15/2041	44,611
Lake Deer Community Development District Special Assessment Bonds for Polk County Series 2022 (NR/NR)
90,000	5.500	05/01/2042	90,112
Lakes of Sarasota Community Development District 2 Sarasota County Florida Capital Improvement RB Series 2025A (NR/NR)
100,000	5.500	05/01/2045	98,996
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2019 (NR/NR)
85,000	3.400	05/01/2030	81,839
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2020 A (NR/NR)
100,000	3.200	05/01/2030	95,640
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
125,000	3.250	05/01/2029	121,023
Lakewood Ranch Stewardship District Special Assessment RB for Palm Grove Project Series 2024 (NR/NR)
100,000	5.250	05/01/2044	98,710
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (NR/AA)
100,000	2.625	05/01/2037	80,817
Lakewood Ranch Stewardship District Special Assessment RB Series 2021 (NR/NR)
95,000	2.300	05/01/2026	93,254

186	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Landings at Miami Community Development District Special Assessment Bonds Series 2018 (NR/NR)
$100,000	4.750	%(d)	11/01/2048	$93,923
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
75,000	4.000		05/01/2038	68,381
Lawson Dunes Community Development District Special Assessment Bonds Series 2022 (NR/NR)
80,000	4.750		05/01/2032	80,603
45,000	5.000		05/01/2042	44,767
Lee County Industrial Development Authority Florida Healthcare Facilities RB Series 2024 Shell Point Obligated Group Series 2024A (NR/BBB+)
150,000	5.250		11/15/2044	155,328
Lee County Industrial Development Authority Florida Healthcare Facilities RB Series 2024 Shell Point Obligated Group Series 2024B-1 (NR/BBB+)
150,000	4.750		11/15/2029	150,178
Liberty Cove Community Development District Special Assessment RB for Assessment Area One Project Series 2024 (NR/NR)
85,000	5.375		05/01/2044	82,593
Longleaf Community Development District Capital Improvement RB for Neighborhood 4 – Assessment Area Two Series 2024A (NR/NR)
50,000	5.200		05/01/2044	48,020
Los Cayos Community Development District Special Assessment Bonds, Series 2024 (2024 Project) (NR/NR)
325,000	4.400		06/15/2031	325,418
LTC Ranch West Residential Community Development District City of Port St. Lucie Florida Special Assessment RB Series 2024 (NR/NR)
100,000	5.750		05/01/2044	100,287
LTC Ranch West Residential Community Development District Special Assessment Bonds Series 2021 B (NR/NR)
25,000	3.250		05/01/2031	23,267
LTC Ranch West Residential Community Development District Special Assessment for Assessment Area One Project Series 2021 A (NR/NR)
50,000	3.450		05/01/2041	40,612
Magnolia Island Community Development District Pasco County Florida Capital Improvement RB Series 2025 Assessment Area One (NR/NR)
50,000	4.650		05/01/2032	49,899
Mangrove Point Community Development District Capital Improvement RB Series 2022 (NR/NR)
75,000	4.250		05/01/2042	67,744
Meadow View at Twin Creeks Community Development District Special Assessment Bonds Series 2021 (NR/NR)
160,000	3.250		05/01/2041	126,048
Miami Dade County Aviation Revenue Refunding Bonds Series 2017B (AMT) (NR/A+)
175,000	5.000		10/01/2040	177,173
Miami-Dade County IDA Educational Facilities RB for Academir Charter Schools Project Series 2022A (Ba2/NR)
100,000	5.000	(d)	07/01/2037	99,022
100,000	5.250	(d)	07/01/2042	99,144

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Midtown Miami Community Development District Special Assessment Revenue Refunding Bonds for Parking Garage Project Series 2014A (NR/NR)
$240,000	5.000%		05/01/2037	$239,991
Mirada II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	3.500		05/01/2041	82,823
100,000	4.000		05/01/2051	82,560
Normandy Community Development District City of Jacksonville Florida Capital Improvement RB Series 2024 Assessment Area One (NR/NR)
75,000	4.625	(d)	05/01/2031	73,894
North Ar-1 of Pasco Community Development District Pasco County Florida Capital Improvement RB Series 2024A Assessment Area Five (NR/NR)
100,000	5.750		05/01/2044	100,287
North AR-1 Pasco Community Development District Capital Improvement RB for Assessment Area Four Series 2024 (NR/NR)
85,000	5.450		05/01/2044	84,713
North Park Isle Community Development District Special Assessment RB Series 2021 (NR/NR)
200,000	3.375		11/01/2041	162,641
North Powerline Road Community Development District Special Assessment Bonds Series 2022 (NR/NR)
120,000	4.750	(d)	05/01/2027	120,598
North Powerline Road Community Development District Special Assessment Series 2020 (NR/NR)
100,000	3.625		05/01/2040	86,244
Ocala Preserve Community Development District Capital Improvement RB Series 2021 (NR/NR)
80,000	2.375		11/01/2026	77,707
Orange Blossom Groves Community Development District Special Assessment Bonds Series 2023 (NR/NR)
50,000	5.250		06/15/2043	50,945
Orange County Health Facilities Authority Hospital RB Orlando Health Obligated Group Series 2025A (NR/A+)
425,000	4.500		10/01/2056	407,333
Pacific Ace Community Development District Special Assessment Bonds for Assessment Area Two Series 2024 (NR/NR)
100,000	5.200		05/01/2044	99,060
Palm Beach County Educational Facilities Authority RB Palm Beach Atlantic University, Inc. Series 2024 (NR/NR)
150,000	5.000		10/01/2043	148,431
Palm Beach County Health Facilities Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 B (NR/NR)
100,000	4.000		05/15/2053	82,876
Palm Beach County Health Facilities Authority RB Refunding for Lifespace Communities, Inc. Series 2023 C (NR/NR)
50,000	7.500		05/15/2053	55,709
Palm Beach County Health Facilities Authority Revenue Refunding Bonds Series 2022 (NR/NR)
175,000	4.000		06/01/2036	163,770
Park East Community Development District Special Assessment Bonds Series 2021 (NR/NR)
40,000	3.150		11/01/2041	30,806
Parkview at Long Lake Ranch Community Development District Special Assessment Series 2020 (NR/NR)
155,000	3.750		05/01/2040	132,604

The accompanying notes are an integral part of these financial statements.	187

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Parrish Lakes Community Development District Manatee County Florida Capital Improvement RB Series 2024 Assessment Area Three (NR/NR)
$100,000	5.000%		05/01/2031	$99,542
Peace Creek Village Community Development District City of Winter Haven Florida Special Assessment Bonds Series 2025 (NR/NR)
210,000	5.600	(d)	05/01/2045	206,674
Peace Crossing Community Development District Special Assessment RB for Assessment Area One Series 2024 (NR/NR)
80,000	5.000		05/01/2031	79,017
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-1 (AGM) (NR/AA)
210,000	2.625		05/01/2034	174,412
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR)
125,000	3.500		05/01/2037	109,269
Preserve At Savannah Lakes Community Development District Special Assessment Bonds Phase 1 Series 2024 (NR/NR)
510,000	5.450		05/01/2044	512,574
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
100,000	3.500		11/01/2030	97,713
Preston Cove Community Development District Special Assessment RB Series 2022 (NR/NR)
675,000	3.600		05/01/2032	633,661
Quail Roost Community Development District Special Assessment for Expansion Area Project Series 2021 (NR/NR)
15,000	2.200		12/15/2026	14,582
Reunion West Community Development District Special Assessment Refunding Bonds Series 2022 (NR/NR)
100,000	3.000		05/01/2036	87,009
Rhodine Road North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
90,000	3.300		05/01/2042	73,053
Riverwalk Community Development District City of Orlando Florida Special Assessment Bonds Series 2024 (NR/NR)
95,000	5.500		05/01/2044	95,681
Riverwalk Community Development District City of Orlando Florida Special Assessment Bonds Series 2025 (NR/NR)
125,000	5.200	(d)	05/01/2045	122,653
Rolling Hills Community Development District Capital Improvement RB Series 2022A-1 (NR/NR)
195,000	3.125		05/01/2027	191,188
365,000	3.400		05/01/2032	338,907
Rutland Ranch Community Development District Special Assessment Bonds Series 2021 (NR/NR)
80,000	2.450		11/01/2026	77,965
Rye Crossing Community Development District Capital Improvement RB Series 2023 (NR/NR)
75,000	5.000		05/01/2043	74,662
Rye Ranch Community Development District Special Assessment Bonds for Assessment Area One, Series 2023 (NR/NR)
50,000	5.750	(d)	11/01/2043	50,883
Sabal Palm Community Development District Broward County Florida Special Assessment Refunding Bonds Series 2024 (NR/NR)
100,000	5.000		05/01/2044	99,408

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Sampson Creek Community Development District Special Assessment Bonds Series 2020 (AGM) (NR/AA)
$100,000	2.625%		05/01/2040	$74,015
Sandmine Road Community Development District Special Assessment Bonds Series 2021 (NR/NR)
85,000	3.300		11/01/2041	72,175
Sarasota County Public Hospital District Fixed Rate Hospital RB Series 2018 (A1/NR)
1,000,000	4.000		07/01/2048	889,342
Sawgrass Village Community Development District Special Assessment Bonds Series 2023 (Assessment Area Two) (NR/NR)
100,000	6.125		11/01/2043	104,167
Scenic Highway Community Development District Special Assessment Series 2020 (NR/NR)
50,000	3.750		05/01/2040	44,419
Scenic Terrace South Community Development District Special Assessment Bonds Series 2022 (NR/NR)
45,000	4.125		05/01/2032	43,976
65,000	4.500		05/01/2042	59,990
Seaton Creek Reserve Community Development District City of Jacksonville, Florida Special Assessment Bonds, Series 2023 Assessment Area One (NR/NR)
100,000	5.250	(d)	06/15/2043	101,352
Sedona Point Community Development District Miami-Dade County, Florida Special Assessment Bonds, Series 2023 2023 Project (NR/NR)
225,000	5.000		06/15/2043	226,254
Seminole Improvement District Utilities RB for City of Westlake Series 2022 (NR/NR)
100,000	5.000		10/01/2032	101,415
Seminole Palms Community Development District City of Palm Coast, Florida Special Assessment Bonds, Series 2023 2023 Project Area (NR/NR)
90,000	5.500		05/01/2043	91,474
Shadowlawn Community Development District Special Assessment Revenue Bonds Series 2024 (NR/NR)
200,000	4.700		05/01/2034	198,516
Sherwood Manor Community Development District Special Assessment RB Series 2023 (NR/NR)
40,000	4.625		05/01/2030	40,338
70,000	5.500		05/01/2043	71,470
Siena North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
50,000	4.000		06/15/2042	43,523
Silver Palms West Community Development District Special Assessment Bonds Series 2022 (NR/NR)
100,000	3.000		06/15/2032	91,408
140,000	3.250		06/15/2042	116,764
Six Mile Creek Community Development District Special Assessment for Assessment Area 3 Phase 1 Series 2021 (NR/NR)
200,000	3.500		05/01/2041	163,911
Six Mile Creek Community Development District St. Johns County Florida Capital Improvement RB Series 2024 (NR/NR)
75,000	5.100		05/01/2044	71,920

188	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Six Mile Creek Community Development District St. Johns County, Florida Capital Improvement RB, Series 2023 2023 Project Area (NR/NR)
$100,000	5.500%		05/01/2043	$101,902
Somerset Bay Community Development District Hernando County Florida Capital Improvement RB Series 2024 Assessment Area One (NR/NR)
50,000	5.625	(d)	05/01/2044	49,574
Sorrento Pines Community Development District Lake County, Florida Special Assessment Bonds, Series 2023 Assessment Area One (NR/NR)
70,000	5.250		05/01/2043	70,972
South Creek Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
25,000	3.250		06/15/2041	20,236
Southshore Bay Community Development District Hillsborough County Florida Capital Improvement Revenue Bonds Series 2024 Assessment Area Two (NR/NR)
100,000	5.375		05/01/2044	98,317
St. Augustine Lakes Community Development District Special Assessment Bonds Series 2022 (NR/NR)
520,000	5.375		06/15/2042	527,253
St. Johns County Industrial Development Authority RB Refunding for Life Care Ponte Vedra Obligated Group Obligated Group Series 2021 A (NR/NR)
100,000	4.000		12/15/2036	89,729
St. Johns County Industrial Development Authority RB Refunding for Presbyterian Retirement Communities, Inc. Obligated Group Series 2020 A (NR/NR)
150,000	4.000		08/01/2055	124,237
Stellar North Community Development District Special Assessment Bonds Series 2021 (NR/NR)
430,000	3.000		05/01/2031	394,323
Stonegate Preserve Community Development District Special Assessment Bonds Series 2023 (NR/NR)
290,000	5.125		12/15/2030	297,279
Stonewater Community Development District Special Assessment RB Series 2021 (NR/NR)
50,000	3.300	(d)	11/01/2041	39,904
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
50,000	4.500		06/15/2039	49,982
Storey Creek Community Development District (NR/NR)
240,000	5.000		06/15/2032	247,391
Storey Creek Community Development District Special Assessment Bonds Series 2024 (NR/NR)
100,000	5.250		06/15/2044	101,191
Storey Drive Community Development District Special Assessment Bonds Series 2022 (NR/NR)
100,000	3.000		06/15/2032	90,140
Storey Park Community Development District Special Assessment Bonds for Assessment Area Four Project Series 2021 (NR/NR)
25,000	2.875	(d)	06/15/2031	23,643
Stuart Crossing Community Development District Special Assessment Bonds Series 2024 (NR/NR)
100,000	5.250	(d)	05/01/2044	98,946
Summer Woods Community Development District Special Assessment Bonds Series 2021 (NR/NR)
75,000	3.450		05/01/2041	61,204

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2020 (NR/NR)
$80,000	3.750%		05/01/2040	$68,592
Talis Park Community Development District Capital Improvement RB Refunding Subordinate Series 2016 A-2 (NR/NR)
45,000	4.000		05/01/2033	43,673
Tamarindo Community Development District Special Assessment Bonds Series 2021 (NR/NR)
50,000	3.375		05/01/2041	40,491
Timber Creek Southwest Community Development District Special Assessment Bonds for Assessment Area Two Project Series 2021 (NR/NR)
50,000	3.300		12/15/2041	40,237
Towne Park Community Development District Special Assessment Area 3D Project Series 2020 (NR/NR)
75,000	3.625	(d)	05/01/2040	65,704
Towns at Woodsdale Community Development District Capital Improvement RB for Pasco County Series 2023 (NR/NR)
180,000	5.375	(d)	11/01/2030	183,926
Tradition Community Development District No. 9 Port St. Lucie, Florida Special Assessment Bonds Series 2025 (NR/NR)
615,000	5.400	(g)	05/01/2045	605,112
Trevesta Community Development District Special Assessment Area 2 Project Series 2020 (NR/NR)
100,000	3.250	(d)	05/01/2030	96,758
Triple Creek Community Development District Special Assessment Bonds Series 2021 (NR/NR)
155,000	2.375	(d)	11/01/2026	150,627
Triple Creek Community Development District Special Assessment for Villages N&P Projects Series 2021 (NR/NR)
15,000	2.500		11/01/2026	14,610
50,000	3.000		11/01/2031	45,672
40,000	3.500		11/01/2041	32,849
TSR Community Development District Special Assessment RB for Downtown Neighborhood Assessment Area Series 2019 (NR/NR)
100,000	3.375		11/01/2030	94,355
Tuckers Pointe Community Development District Special Assessment RB Series 2022 (NR/NR)
75,000	4.000		05/01/2042	65,936
Two Rivers East Community Development District Pasco County, Florida Special Assessment Bonds, Series 2023 Series 2023 Project (NR/NR)
200,000	5.750		05/01/2043	203,897
Two Rivers North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
100,000	5.125		05/01/2042	99,543
Two Rivers West Community Development District Pasco County Florida Special Assessment Bonds Series 2024 (NR/NR)
50,000	5.625		05/01/2044	50,410
University Park Recreation District Special Assessment Series 2019 (BAM) (NR/AA)
85,000	3.375		05/01/2045	72,471
Varrea South Community Development District City of Plant City, Florida Capital Improvement RB, Series 2023 2023 Assessment Area (NR/NR)
75,000	5.125		05/01/2043	75,674

The accompanying notes are an integral part of these financial statements.	189

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

V-Dana Community Development District Lee County, Florida Special Assessment Bonds, Series 2023 Assessment Area Two – 2023 Project Area (NR/NR)
$70,000	5.250%		05/01/2043	$70,464
V-Dana Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
250,000	3.625		05/01/2041	212,433
Veranda Community Development District II Special Assessment Refunding for Veranda Oaks Project Series 2021 (NR/NR)
15,000	3.600	(d)	05/01/2041	12,485
Veranda Landing Community Development District Special Assessment Bonds, Series 2023 (NR/NR)
90,000	5.250		06/15/2043	91,156
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
115,000	4.125		05/01/2034	109,244
Verano Community Development District Special Assessment Bonds Series 2022 (NR/NR)
235,000	5.875		11/01/2029	240,323
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
85,000	3.750		05/01/2037	76,152
Village Community Development District No. 13 Special Assessment RB Series 2020 (NR/NR)
50,000	2.625	(d)	05/01/2030	46,668
50,000	3.000	(d)	05/01/2035	44,332
Village Community Development District Special Assessment RB Series 2021 (NR/NR)
50,000	2.550		05/01/2031	45,642
100,000	2.850		05/01/2036	85,004
100,000	3.000		05/01/2041	79,742
Villages of Glen Creek Community Development District Capital Improvement RB Series 2022A (NR/NR)
100,000	5.125		05/01/2042	99,880
Villages of Glen Creek Community Development District Capital Improvement Revenue and Refunding Bonds Series 2022 (NR/NR)
40,000	3.450		05/01/2042	31,961
Villamar Community Development District City of Winter Haven Florida Special Assessment Bonds Series 2022 (NR/NR)
200,000	4.125		05/01/2052	166,637
Villamar Community Development District Special Assessment Bonds for Phase 4 Project Series 2022 (NR/NR)
670,000	4.000		05/01/2042	584,153
Villamar Community Development District Special Assessment Bonds Series 2020 (NR/NR)
100,000	3.750		05/01/2040	90,439
Villamar Community Development District Special Assessment Bonds, Series 2024 (NR/NR)
100,000	5.500		05/01/2044	101,362
Waterford Community Development District Hernando County Florida Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
50,000	5.200		05/01/2044	48,420
West Port Community Development District Special Assessment Bonds for Charlotte County Series 2022 (NR/NR)
60,000	5.125		05/01/2042	58,858

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

West Port Community Development District Special Assessment Bonds Series 2020 (NR/NR)
$125,000	4.000	%(d)	05/01/2040	$111,523
100,000	4.000	(d)	05/01/2051	81,945
West Port Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
50,000	2.400		05/01/2026	49,066
25,000	3.000		05/01/2031	22,963
West Villages Improvement District Special Assessment RB Series 2023 (NR/NR)
85,000	4.625		05/01/2030	85,742
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
50,000	4.750		05/01/2039	48,162
West Villages Improvement District Unit of Development No. 7 Special Assessment RB Series 2021 (NR/NR)
60,000	3.500		05/01/2041	49,059
West Villages Improvement District Unit of Development No. 8 Special Assessment RB Series 2021 (NR/NR)
100,000	3.500		05/01/2041	81,765
Westside Haines City Community Development District Polk County Florida Special Assessment Bonds Series 2024 Assessment Area Two Project (NR/NR)
75,000	4.875		05/01/2031	75,395
Westside Haines City Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
100,000	3.250		05/01/2041	82,025
Westwood of Pasco Community Development District Capital Improvement RB, Series 2023 (NR/NR)
170,000	4.625		05/01/2030	171,225
Whispering Pines Community Development District Special Assessment Bonds Series 2023 (NR/NR)
130,000	4.500		05/01/2030	131,248
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)
150,000	4.250	(d)	06/15/2039	137,603
Willows Community Development District Special Assessment RB for Manatee County Series 2022 (NR/NR)
135,000	5.625		05/01/2042	138,879
Wind Meadows South Community Development District City of Bartow, Florida Special Assessment Bonds, Series 2023 Assessment Area Two Project (NR/NR)
235,000	4.500		05/01/2030	236,302
Wind Meadows South Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
25,000	2.400		05/01/2026	24,497
150,000	2.950		05/01/2031	136,116
75,000	3.350		05/01/2041	59,265
Wiregrass II Community Development District Special Assessment Series 2020 (NR/NR)
100,000	3.700		05/01/2040	85,408
Zephyr Lakes Community Development District Special Assessment for Assessment Area Two Series 2021 (NR/NR)
25,000	3.375		05/01/2041	20,103

				43,884,693

190	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Georgia - 1.8%
Columbia County Hospital Authority Revenue Anticipation Certificates for Wellstar Health System, Inc. Project Series 2023A (A2/A+)
$120,000	5.750%		04/01/2053	$130,543
Development Authority of Fulton County RB Wellstar Health System, Inc. Project, Series 2020A (A2/A+)
750,000	4.000		04/01/2050	681,318
George L Smith II Congress Center Authority RB for Convention Center Hotel Second Tier Series 2021B (NR/NR)
130,000	5.000	(d)	01/01/2054	121,321
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (NR/BBB-)
35,000	2.375		01/01/2031	31,890
Georgia Housing and Finance Authority Single Family Mortgage Bonds 2025 Series A (NON-AMT) (NR/AAA)
500,000	4.500		12/01/2045	489,206
Main Street Natural Gas Inc. Gas Supply RB Series 2021A (Aa1/NR)
975,000	4.000	(a)(b)	07/01/2052	983,034
Main Street Natural Gas Inc. Gas Supply RB Series 2021C (A3/NR)
500,000	4.000	(a)(b)	05/01/2052	501,847
Main Street Natural Gas Inc., Gas Supply RB Series 2023E-1 (Aa1/NR)
365,000	5.000	(a)(b)	12/01/2053	386,205
Main Street Natural Gas, Inc. Gas Supply RB Series 2022C (NR/BBB-)
100,000	4.000	(d)	11/01/2027	99,901
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4 Project J Bonds (A3/A)
100,000	5.000		07/01/2052	102,376
The Atlanta Development Authority Convertible Capital Appreciation Economic Development Certificates for Gulch Enterprise Zone Project Series 2024-1 (NR/NR)
550,000	0.000	(d)(h)	12/15/2048	472,015
The Atlanta Development Authority Senior RB for Westside Gulch Area Project Series 2024A-1 (NR/NR)
125,000	5.000	(d)	04/01/2034	124,707
Upper Oconee Basin Water Authority RB Series 2024 (Aa1/NR)
200,000	5.000		07/01/2055	208,148

				4,332,511

Guam - 0.7%
A.B. Won Pat International Airport Authority Guam General RB 2023 Series A (Baa2/NR)
100,000	5.250		10/01/2029	104,823
100,000	5.250		10/01/2030	105,311
A.B. Won Pat International Airport Authority Guam General RB 2024 Series A (AMT) (Baa2/NR)
200,000	5.250		10/01/2042	206,318
Guam Department of Education COPS Refunding for John F. Kennedy High School & Energy Efficiency Project Series 2020 A (Ba1/B+)
60,000	4.250		02/01/2030	58,938
Guam Government RB Refunding Series 2021 F (Baa3/NR)
450,000	4.000		01/01/2042	416,352

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

Guam – (continued)
Guam Waterworks Authority Water & Wastewater RB Series 2016 (Baa2/A-)
$745,000	5.000%	01/01/2046	$748,312

			1,640,054

Hawaii - 0.2%
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2019 (Ba3/NR)
100,000	3.200	07/01/2039	83,084
Hawaii State Department of Budget and Finance for Hawaiian Electric Company Inc. Special Purpose RB Series 2017A (Ba3/NR)
100,000	3.500	10/01/2049	77,524
State of Hawaii Department of Budget and Finance Special Purpose RB Refunding Series 2017A (Ba3/NR)
250,000	3.100	05/01/2026	244,679

			405,287

Idaho - 0.2%
City of Boise City, Idaho Airport Revenue and Revenue Refunding Bonds, Series 2021A (A1/NR)
275,000	5.000	09/01/2051	283,023
Idaho Health Facilities Authority St. Luke’s Health System Project RB Series 2025A (NR/A)
250,000	4.375	03/01/2053	241,488

			524,511

Illinois - 6.4%
Board of Education of The City of Chicago UT GO Bonds Dedicated Revenues, Series 2012A (Ba1/BB+)
1,010,000	5.000	12/01/2042	964,638
Board of Education of The City of Chicago UT GO Bonds Dedicated Revenues, Series 2021A (NR/BB+)
100,000	5.000	12/01/2039	99,494
Board of Education of The City of Chicago UT GO Bonds Dedicated Revenues, Series 2022A (NR/BB+)
175,000	5.000	12/01/2047	166,618
Board of Education of The City of Chicago UT GO Refunding Bonds Dedicated Revenues, Series 2017G (NR/BB+)
100,000	5.000	12/01/2034	99,193
750,000	5.000	12/01/2044	718,612
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (Ba1/BB+)
500,000	6.038	12/01/2029	495,779
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (NR/BB+)
100,000	7.000	12/01/2044	101,249
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (NR/BB+)
100,000	6.500	12/01/2046	102,196
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2019 B (NR/BB+)
975,000	5.000	12/01/2025	979,740
City of Chicago Board of Education Dedicated Capital Improvement Tax Bonds Series 2023 (NR/NR)
150,000	5.000	04/01/2045	153,027
City of Chicago Board of Education UT GO Bonds Series 2021A (NR/BB+)
210,000	5.000	12/01/2036	212,201
250,000	5.000	12/01/2038	250,508

The accompanying notes are an integral part of these financial statements.	191

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
City of Chicago Board of Education UT GO Bonds Series 2022A (NR/BB+)
$500,000	4.000%		12/01/2047	$406,733
City of Chicago Board of Education UT GO Series 2015E Project Bonds (NR/BB+)
100,000	5.125		12/01/2032	100,056
City of Chicago GO Bonds Series 2021B (NR/BBB)
500,000	4.000		01/01/2038	454,193
City of Chicago GO Bonds Series 2023A (Baa3/BBB)
200,000	5.500		01/01/2043	205,593
City of Chicago GO Bonds Series 2024A (NR/BBB)
650,000	5.250		01/01/2045	665,713
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2022A (NR/A+)
150,000	4.500		01/01/2048	142,833
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2024A (AMT) (NR/A+)
355,000	5.500		01/01/2053	372,747
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Amt Series 2016G (AMT) (NR/A+)
125,000	5.000		01/01/2042	125,613
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2022D (NR/A+)
100,000	4.000		01/01/2042	95,974
Eastern Illinois Economic Development Authority, Illinois Business District RB Remington Road & I-57 Business District Series 2023 (NR/NR)
100,000	5.000		11/01/2033	100,011
Illinois Finance Authority RB for Depaul College Prep Foundation Series 2023A (NR/BB+)
125,000	5.500	(d)	08/01/2043	131,666
Illinois Finance Authority RB for Dominican University Series 2022 (NR/BBB-)
165,000	5.000		03/01/2040	155,795
Illinois Finance Authority RB for Northwestern Memorial Healthcare Obligation Group Series 2017 A (Aa2/AA+)
250,000	4.000		07/15/2047	221,357
Illinois Finance Authority RB for Roosevelt University Series 2019 A (NR/NR)
475,000	6.125	(d)	04/01/2049	472,252
Illinois Finance Authority RB Refunding for Plymouth Place Obligated Group Series 2021 A (NR/NR)
25,000	5.000		05/15/2041	23,610
Illinois Finance Authority RB Series 2015A (NR/NR)
1,060,000	5.000		05/15/2028	1,060,560
Illinois Finance Authority RB Series 2021 (NR/BB+)
250,000	4.000	(d)	10/01/2042	216,545
Illinois Finance Authority Revenue Refunding Bonds Noble Network of Charter Schools Series 2025A (NR/BBB)
215,000	5.000		09/01/2036	223,049
Illinois Housing Development Authority RB 2024 Series C (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
200,000	4.250		10/01/2039	198,209
150,000	4.700		10/01/2044	149,307
Illinois Housing Development Authority RB 2025 Series A (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
500,000	4.750	(g)	10/01/2045	497,242
Illinois State GO Bonds Series 2017 D (A3/A-)
600,000	5.000		11/01/2028	623,411

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
Illinois State GO Bonds Series 2019 C (A3/A-)
$1,000,000	4.000%		11/01/2042	$911,626
Illinois State GO Bonds Series 2020 (A3/A-)
50,000	5.500		05/01/2039	52,816
150,000	5.750		05/01/2045	158,758
Illinois State GO Refunding Bonds Series 2018 B (A3/A-)
375,000	5.000		10/01/2031	391,434
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL) (Baa2/A)
200,000	0.000	(e)	06/15/2033	143,764
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2010 B1 (AGM) (A1/AA)
230,000	0.000	(e)	06/15/2044	91,910
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (AGM) (A1/AA)
375,000	0.000	(e)	12/15/2056	76,547
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (NR/A)
185,000	0.000	(e)	12/15/2054	39,619
Metropolitan Pier and Exposition Authority Dedicated State Tax RB Series 2002A (NATL) (Baa2/A)
800,000	0.000	(e)	12/15/2034	533,353
Metropolitan Pier and Exposition Authority McCormick Place Expansion Project Refunding Bonds Series 2022A (NR/A)
30,000	4.000		06/15/2052	25,484
State of Illinois GO Bonds Series 2016 (A3/A-)
1,000,000	4.000		06/01/2033	981,199
State of Illinois GO Bonds Series 2017 D (A3/A-)
30,000	3.250		11/01/2026	29,970
State of Illinois GO Bonds Series of May 2024B (A3/A-)
375,000	5.000		05/01/2040	394,121
335,000	5.000		05/01/2041	350,735
State of Illinois GO Unlimited Bonds Series 2017 A (A3/A-)
300,000	4.250		12/01/2037	291,640
Upper Illinois River Valley Development Authority Educational Facility RB for Elgin Math & Science Academy Charter School Project Series 2023A (Ba3/NR)
150,000	5.625	(d)	03/01/2043	151,126

				15,609,826

Indiana - 0.7%
City of Valparaiso Indiana Exempt Facilities Refunding RB Pratt Paper LIC Project Series 2024 (NR/NR)
200,000	4.875	(d)	01/01/2044	199,813
Indiana Finance Authority CHF - Tippecanoe, LLC - Student Housing Project Student Housing RB Series 2023A (NR/BBB-)
100,000	5.125		06/01/2058	100,124
Indiana Finance Authority Environmental Improvement Revenue Refunding Bonds Series 2021A (B1/BB-)
650,000	4.125		12/01/2026	650,676
Indiana Finance Authority Health Facility RB Series 2024 (A3/A-)
75,000	5.000		03/01/2040	78,273
250,000	4.250		03/01/2049	232,309

192	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Indiana – (continued)
Indiana Finance Authority RB for Goshen Health Obligated Group Series 2019 B (NR/BBB+)
$35,000	2.100	%(a)(b)	11/01/2049	$33,998
Indiana Finance Authority RB Refunding for BHI Senior Living Obligated Group Series 2021 B (NR/NR)
50,000	2.520		11/15/2026	47,989
50,000	2.920		11/15/2027	47,269
50,000	3.210		11/15/2028	46,652
50,000	3.260		11/15/2029	45,697
50,000	3.300		11/15/2030	44,635
Town of Upland Economic Development RB for Taylor University Project Series 2021 (NR/A-)
85,000	4.000		09/01/2033	85,110

				1,612,545

Iowa - 0.8%
City of Coralville GO Annual Appropriation Refunding Bonds Series 2022C (NR/NR)
575,000	5.000		05/01/2042	554,292
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds Series 2022 (#Aaa/AA+)
300,000	4.000	(a)(b)(f)	12/01/2032	317,919
Iowa Finance Authority RB for Lifespace Communities, Inc. Series 2016A (NR/NR)
105,000	5.000		05/15/2047	103,093
Iowa Finance Authority RB for Lifespace Communities, Inc. Series 2018A (NR/NR)
175,000	5.000		05/15/2043	174,238
300,000	5.000		05/15/2048	293,665
Iowa Finance Authority Single Family Mortgage Bonds 2024 Series C (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/AAA)
250,000	4.500		07/01/2044	245,401
Iowa Higher Education Loan Authority Private College Facility RB Series 2022 (Baa1/BBB+)
310,000	5.000		10/01/2034	324,698

				2,013,306

Kansas - 0.1%
City of Manhattan RB Refunding for Meadowlark Hills Retirement Community Obligated Group Series 2021 A (NR/NR)
50,000	4.000		06/01/2036	45,934
Salina Airport Authority GO Bonds 2023B (AGM-CR) (Aa3/AA)
200,000	4.000		09/01/2036	195,864

				241,798

Kentucky - 0.5%
City of Henderson Exempt Facilities RB for Pratt Paper, LLC Project Series 2022A (NR/NR)
200,000	4.450	(d)	01/01/2042	192,875
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2006 B (A1/A)
150,000	2.125		10/01/2034	117,438
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2008 A (A1/A)
150,000	2.000		02/01/2032	125,189
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (A1/AA)
75,000	4.000		06/01/2045	68,491

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Kentucky – (continued)
Louisville & Jefferson County Metropolitan Government RB Refunding for Louisville Gas & Electric Co. Series 2003 A (A1/A)
$500,000	2.000%		10/01/2033	$407,041
Louisville Jefferson County Metro Government Health System RB for Norton Healthcare Series 2023A (NR/A)
215,000	5.000		10/01/2041	225,073
150,000	5.000		10/01/2042	155,971

				1,292,078

Louisiana - 1.5%
Department of Water and Power of The City of Los Angeles Power System Variable Rate Demand RB 2021 Subseries A-2 (A2/A)
300,000	4.000		10/01/2041	278,196
Lakeshore Villages Master Community Development District Special Assessment RB Series 2022 (NR/NR)
170,000	4.450		06/01/2027	170,320
250,000	5.000		06/01/2032	251,143
Louisiana Local Government Environmental Facilities & Community Development Authority RB for Downsville Community Charter School Project Series 2023 (NR/NR)
100,000	6.500	(d)	06/15/2038	102,770
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue and Refunding RB for Christwood Project Series 2024 (NR/NR)
175,000	5.000	(d)	11/15/2037	176,666
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds for Westlake Chemical Corp. Project Series 2017 (Baa2/BBB+)
250,000	3.500		11/01/2032	238,715
Louisiana Public Facilities Authority RB for Jefferson Rise Charter School Project Series 2022A (NR/NR)
100,000	6.000	(d)	06/01/2037	100,353
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)
100,000	4.000	(d)	06/01/2041	82,815
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)
100,000	4.000	(d)	06/01/2041	82,815
Louisiana Public Facilities Authority Senior Lien RB for I-10 Calcasieu River Bridge Public-Private Partnership Project Series 2024 (AMT) (Baa3/NR)
2,085,000	5.500		09/01/2054	2,164,723

				3,648,516

Maine - 0.6%
Maine Health & Higher Educational Facilities Authority RB for MaineHealth Series 2020A (A1/A+)
340,000	4.000		07/01/2050	297,076
Maine Health and Higher Education Facilities Authority RB Series 2021A (AGM State Intercept State Reserve Bond Guarantee) (Aa3/AA)
375,000	4.000		07/01/2037	372,046
325,000	4.000		07/01/2041	312,399
Maine Health and Higher Educational Facilities Authority RB Series 2024A (AGC) (Aa3/AA)
225,000	4.250		07/01/2054	211,058

The accompanying notes are an integral part of these financial statements.	193

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Maine – (continued)
Maine State Housing Authority Mortgage Purchase Bonds 2024 Series B (Aa1/AA+)
$200,000	4.650%		11/15/2049	$196,544

				1,389,123

Maryland - 0.8%
Baltimore County RB for Riderwood Village Facility Series 2020 (NR/NR)
100,000	4.000		01/01/2039	95,228
City of Gaithersburg Economic Development Project RB for Asbury Maryland Obligated Group Series 2022 (NR/NR)
175,000	5.000		01/01/2037	177,535
City of Gaithersburg Economic Development Project RB Series 2022 (NR/NR)
100,000	5.125		01/01/2042	100,966
Frederick County Urbana Community Development Authority Special Tax Refunding Series 2020 B (NR/NR)
75,000	4.000		07/01/2040	69,632
Maryland Economic Development Corp. RB for United States Social Security Administration Series 2021 (Ba2/NR)
195,000	3.997		04/01/2034	138,168
Maryland Economic Development Corp. Senior Student Housing RB for Morgan State University Project Series 2022A (NR/BBB-)
250,000	5.625		07/01/2043	266,376
Maryland Health and Higher Educational Facilities Authority RB Imagine Andrews Public Charter School Issue Series 2022A (NR/NR)
100,000	5.500	(d)	05/01/2042	97,774
Maryland Health and Higher Educational Facilities Authority RB Monocacy Montessori Communities Issue Series 2023 (NR/NR)
100,000	5.875	(d)	07/01/2043	101,689
Maryland Stadium Authority Baltimore City Public Schools Construction and Revitalization Program Revenue Bonds Series 2022C (ST INTERCEPT) (Aa3/AA-)
700,000	0.000	(e)	05/01/2051	187,662
700,000	0.000	(e)	05/01/2052	178,031
Mayor and City Council of Baltimore City of Baltimore, Maryland Convention Center Hotel Revenue Refunding Bonds, Series 2017 (NR/B+)
150,000	5.000		09/01/2032	151,176
100,000	5.000		09/01/2035	100,327
Mayor and City Council of Baltimore Subordinate Special Obligation RB for Harbor Point Project Series 2022 (NR/NR)
100,000	4.875		06/01/2042	100,086
Prince George County Special Obligation Bonds Series 2018 (NR/NR)
175,000	5.125	(d)	07/01/2039	175,453

				1,940,103

Massachusetts - 0.6%
Massachusetts Development Finance Agency RB for CHF Merrimack, Inc. Issue, Merrimack College Student Housing Project Series 2024A (NR/BB)
100,000	5.000	(d)	07/01/2044	101,394
Massachusetts Development Finance Agency RB for Tufts Medicine Issue Series 2024 E (NR/BBB-)
800,000	8.500		10/01/2026	807,653

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Massachusetts – (continued)
Massachusetts Housing Finance Agency Single Family Housing RB Series 242 (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
$500,000	4.800%		12/01/2055	$496,385

				1,405,432

Michigan - 1.9%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)
1,665,000	4.000	(b)	04/01/2044	1,330,694
City of Detroit GO Bonds Series 2020 (Baa2/BBB)
205,000	5.500		04/01/2045	211,795
City of Detroit GO Bonds Series 2021 A (Baa2/BBB)
105,000	5.000		04/01/2034	110,757
City of Detroit GO Bonds Series 2021 B (Baa2/BBB)
50,000	2.711		04/01/2026	49,146
City of Detroit, County of Wayne, UT GO Social Bonds Series 2021A (Tax Exempt) (Baa2/BBB)
75,000	5.000		04/01/2035	78,855
City of Kalamazoo Economic Development Corporation Limited obligation RB for Revel Creek Project, Series 2020A (Baa2/BBB)
300,000	5.250		05/01/2027	311,217
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)
400,000	4.000	(b)	04/01/2044	319,686
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (Aa3/AA)
(3M USD SOFR + 0.60%)
585,000	3.663	(c)	07/01/2032	576,638
Michigan Finance Authority Higher Education Facilities Limited Obligation Revenue Refunding Bonds for Lawrence Technology University Series 2022 (NR/BBB-)
100,000	4.000		02/01/2042	86,187
Michigan Finance Authority RB Refunding for Kettering University Series 2020 (NR/NR)
125,000	4.000		09/01/2050	97,248
Michigan Finance Authority Tobacco Settlement Asset-Backed Bonds Series 2020A-2 (NR/BBB+)
225,000	5.000		06/01/2040	229,982
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 A-1 (NR/A-)
325,000	3.267		06/01/2039	304,186
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-2 Class 2 (NR/NR)
3,505,000	0.000	(e)	06/01/2065	359,581
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (AGM) (A1/AA)
500,000	4.250		12/31/2038	477,358
Michigan Tobacco Settlement Finance Authority Tobacco Settlement Asset Backed RB Series C (NR/NR)
1,150,000	0.000	(e)	06/01/2058	35,725

				4,579,055

Minnesota - 0.5%
City of Independence RB for Global Academy, Inc. Series 2021 A (NR/BB)
75,000	4.000		07/01/2031	71,871

194	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Minnesota – (continued)
Duluth Economic Development Authority Health Care Facilities RB (St. Luke’s Hospital Of Duluth Obligated Group) Series 2022A (NR/AA-)
$400,000	4.000%		06/15/2036	$404,068
Duluth Economic Development Authority Health Care Facilities RB St. Luke’s Hospital of Duluth Obligated Group Series 2022A (NR/AA-)
425,000	4.000		06/15/2035	431,701
Duluth Independent School District No.709 COPS Refunding Series 2019 A (Baa1/NR)
25,000	4.000	(f)	03/01/2027	25,460
Minnesota Municipal Gas Agency Commodity Supply RB Series 2022 (Aa1/NR)
330,000	4.000		12/01/2026	333,355

				1,266,455

Mississippi - 0.4%
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2021 (Baa2/BBB+)
200,000	2.375		06/01/2044	124,015
Mississippi Development Bank Special Obligation Bonds Series 2021 (NR/BB)
100,000	5.000	(d)	10/01/2033	100,093
200,000	4.000	(d)	10/01/2041	158,635
Mississippi Home Corp. Single Family Mortgage RB Series 2025A (GNMA/FNMA/FHLMC) (Aaa/NR)
500,000	4.800	(g)	12/01/2045	501,721
Warren County RB Refunding for International Paper Company, Series 2020 B (AMT) (Baa2/BBB) (PUTABLE)
75,000	1.600	(a)(b)	08/01/2027	74,606

				959,070

Missouri - 0.5%
City of St. Louis IDA Tax Increment Financing RB for St. Louis Innovation District Project Series 2022 (NR/NR)
100,000	5.000		05/15/2041	99,821
Health and Educational Facilities Authority of The State of Missouri Health Facilities RB Bjc Health System Series 2025A (Aa2/AA)
500,000	4.000		04/01/2045	460,993
Joplin Industrial Development Authority RB for 32nd Street Place Community Improvement District Series 2021 (NR/NR)
75,000	3.500		11/01/2040	68,441
100,000	4.250		11/01/2050	81,691
Missouri Health & Educational Facilities Authority RB Refunding for Bethesda Health Group, Inc. Obligated Group Series 2021 (NR/NR)
25,000	4.000		08/01/2036	23,136
25,000	4.000		08/01/2041	21,939
State of Missouri Health & Educational Facilities Authority Health Facilities RB for Mosaic Health System Series 2019A (A1/NR)
275,000	4.000		02/15/2038	272,698
The Industrial Development Authority of The City of Kansas City Missouri Economic Activity Tax RB for Historic Northeast Redevelopment Plan Series 2024A-1 (NR/NR)
100,000	5.000	(d)	06/01/2046	97,342

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Missouri – (continued)
The Industrial Development Authority of The County of Taney, Missouri Sales Tax Revenue Improvement Bonds Big Cedar Infrastructure Project Series 2023 (NR/NR)
$100,000	5.000	%(d)	10/01/2033	$98,363

				1,224,424

Montana - 0.1%
Montana Board of Housing Single Family Mortgage Bonds 2024 Series B (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
250,000	4.400		12/01/2049	242,066

Nebraska - 0.2%
Nebraska Investment Finance Authority Single Family Housing RB 2025 Series A (GNMA/FNMA/FHLMC) (NR/AAA)
500,000	4.500		09/01/2045	489,230

Nevada - 0.4%
City of Las Vegas Special Improvement District No. 816 Special Assessment Series 2021 (NR/NR)
50,000	3.125		06/01/2051	34,257
Director of The State of Nevada Department of Business and Industry Senior Subordinated Secured RB Brightline West Passenger Rail Project Series 2025A (NR/NR)
150,000	9.500	(a)(b)(d)	01/01/2065	149,432
Henderson Local Improvement District No. T-18 Limited Obligation RB Series 2016 (NR/NR)
95,000	4.000		09/01/2035	85,905
Las Vegas Convention & Visitors Authority Convention Center Expansion RB Series 2018B (Aa3/AA-)
750,000	4.000		07/01/2049	658,021
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
100,000	5.000		07/01/2040	101,684

				1,029,299

New Hampshire - 0.3%
National Finance Authority Hospital RB Series 2021B (AGM) (A1/AA)
500,000	3.000		08/15/2046	397,985
New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (NR/NR)
225,000	4.000		01/01/2041	198,440

				596,425

New Jersey - 3.5%
Atlantic County Improvement GO Lease RB for Stockton University Atlantic City Campus Project Series 2021A (AGM) (A1/AA)
140,000	4.000		07/01/2053	127,116
New Jersey Economic Development Authority Special Facility RB for Continental Airlines Project Series 1999 (Ba3/BB)
665,000	5.250		09/15/2029	665,686
New Jersey Economic Development Authority Special Facility Revenue and Refunding Bonds Series 2017 (Baa2/NR)
500,000	5.000		10/01/2047	492,520
New Jersey Health Care Facilities Financing Authority RB for St. Joseph’s Healthcare System Obligated Group Issue Series 2016 (Baa3/BBB-)

325,000	5.000		07/01/2041	326,122

The accompanying notes are an integral part of these financial statements.	195

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New Jersey – (continued)
New Jersey Health Care Facilities Financing Authority Revenue and Refunding Bonds Inspira Health Obligated Group Issue Series 2024A (A2/NR)
$230,000	4.125%		07/01/2054	$203,785
350,000	5.250		07/01/2054	372,963
New Jersey State Transportation Trust Fund Authority Transportation System Bonds Series 2006C (AGM) (A1/AA)
975,000	0.000	(e)	12/15/2034	675,238
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2008 A (A2/A-)
500,000	0.000	(e)	12/15/2035	326,219
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (A2/A-)
2,450,000	0.000	(e)	12/15/2038	1,364,425
1,000,000	0.000	(e)	12/15/2039	526,340
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (A2/A-)
70,000	5.000		12/15/2032	73,428
New Jersey Transportation Trust Fund Authority RB Series 2020 AA (A2/A-)
75,000	3.000		06/15/2050	54,066
New Jersey Transportation Trust Fund Authority Transportation Program Bonds 2024 Series CC (A2/A-)
110,000	5.250		06/15/2050	115,182
540,000	5.250		06/15/2055	563,531
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 BB (A2/A-)
400,000	3.500		06/15/2046	327,242
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2022 Series A (A2/A-)
685,000	4.000		06/15/2041	640,876
New Jersey Turnpike Authority Turnpike RB Series 2017 G (A1/AA-)
615,000	4.000		01/01/2043	594,977
New Jersey Turnpike Authority Turnpike RB Series 2022 B (A1/AA-)
100,000	4.500		01/01/2048	100,440
Passaic County Improvement Authority Charter School RB for Paterson Arts & Science Charter School Project Series 2023 (NR/BBB-)
100,000	5.375		07/01/2053	101,570
South Jersey Transport Corp. Subordinated Marine Terminal RB Series 2017B (A3/NR)
100,000	5.000		01/01/2048	98,566
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BB+)
680,000	5.000		06/01/2046	664,412
Union County Improvement Authority RB Aries Linden LLC Project Series 2019 (NR/NR)
200,000	6.750	(d)	12/01/2041	128,685

				8,543,389

New Mexico - 0.9%
City of Farmington New Mexico Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico San Juan Project 2010 Series C (NON-AMT) (Baa2/BBB) (PUTABLE)
660,000	3.875	(a)(b)	06/01/2040	660,443

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New Mexico – (continued)
City of Farmington Pollution Control Refunding RB 2005 Series A (A2/A-)
$200,000	1.800%		04/01/2029	$178,623
City of Farmington, New Mexico Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico San Juan Project 2010 Series D (Baa2/BBB) (PUTABLE)
380,000	3.900	(a)(b)	06/01/2040	380,566
New Mexico Finance Authority Environmental Improvement RB for Enchantment Water, LLC Project Series 2024 Blue Circular Economy Bonds (NR/NR)
150,000	8.250	(d)	12/01/2045	149,968
New Mexico Mortgage Finance Authority Single Family Mortgage Program Class I Bonds 2024 Series C (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
250,000	4.700		09/01/2049	245,597
Winrock Town Center Tax Increment Development District 1 Senior Lien Gross Receipts Tax Increment Bonds Series 2022 (NR/NR)
500,000	4.250	(d)	05/01/2040	457,413

				2,072,610

New York - 5.9%
Allegany County Capital Resource Corp. RB Alfred University Project Series 2024 (NR/BBB+)
70,000	5.250		04/01/2049	70,388
80,000	5.250		04/01/2054	79,763
Brooklyn Arena Local Development Corp. Pilot RB Series 2009 (Ba1/NR)
200,000	0.000	(e)	07/15/2044	77,880
Brooklyn Arena Local Development Corp. Pilot Revenue Refunding Bonds for Barclays Center Series 2016A (Ba1/NR)
100,000	5.000		07/15/2042	100,822
Build NYC Resource Corp. RB for Academic Leadership Charter School Project Series 2021 (NR/BBB-)
100,000	4.000		06/15/2030	99,481
Build NYC Resource Corp. RB for Bay Ridge Preparatory School Project Series 2024 (NR/BB)
100,000	5.000	(d)	09/01/2044	96,722
Build NYC Resource Corp. RB for Hellenic Classical Charter Schools Series 2021 A (NR/NR)
100,000	5.000	(d)	12/01/2041	93,247
Build NYC Resource Corp. RB for NEW World Preparatory Charter School Series 2021 A (NR/NR)
100,000	4.000	(d)	06/15/2041	87,393
Build NYC Resource Corp. RB for Shefa School Series 2021 B (NR/NR)
100,000	4.000	(d)	06/15/2027	97,624
Build NYC Resource Corp. RB for Unity Preparatory Charter School of Brooklyn Project Series 2023A (NR/BB)
100,000	5.250	(d)	06/15/2043	101,352
Build NYC Resource Corp. Tax Exempt RB Series 2022A (NR/NR)
100,000	6.500	(d)	07/01/2032	105,011
150,000	6.500	(d)	07/01/2042	152,878
100,000	6.500	(d)	07/01/2052	100,946
Build NYC Resource Corp. Taxable RB Taxable Series 2022A (NR/NR)
100,000	9.750	(d)	07/01/2032	98,784

196	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
Build NYC Resource Corporation RB Classical Charter Schools Project Series 2023A (NR/BBB-)
$100,000	4.750%		06/15/2053	$93,135
Chautauqua County Capital Resource Corp. Exempt Facilities Revenue Refunding Bonds for NRG Energy Project Series 2020 (Baa3/BBB-) (PUTABLE)
100,000	4.250	(a)(b)	04/01/2042	101,195
City of New York GO Tax Exempt Bonds 2020 Series D (Aa2/AA)
290,000	4.000		03/01/2050	263,754
Clinton County Capital Resource Corp. (A3/NR)
125,000	5.000	(d)	07/01/2037	132,412
Dormitory Authority of The State of New York New York Institute of Technology RB Series 2024 (Baa2/BBB)
200,000	5.250		07/01/2049	208,126
250,000	5.250		07/01/2054	258,871
Dormitory Authority of The State of New York Pace University RB Series 2024A (Baa3/BBB-)
100,000	5.250		05/01/2044	106,237
100,000	5.500		05/01/2049	106,906
150,000	5.500		05/01/2056	159,472
Dormitory Authority of The State of New York State Personal Income Tax RB General Purpose, Series 2025A (Tax-Exempt) (Aa1/NR)
1,320,000	5.000		03/15/2055	1,374,065
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/NR)
800,000	0.000	(d)(e)	06/01/2060	39,602
Genesee County Funding Corp. Tax Exempt RB for Rochester Regional Health Project Series 2022A (NR/BBB+)
250,000	5.000		12/01/2041	255,826
Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (A3/A-)
225,000	4.750		11/15/2045	225,701
125,000	5.000		11/15/2050	125,830
75,000	5.250		11/15/2055	76,563
Metropolitan Transportation Authority RB Refunding Series 2016 D (A3/A-)
175,000	5.250		11/15/2031	179,722
Metropolitan Transportation Authority RB Refunding Series 2017 D (A3/A-)
250,000	5.000		11/15/2032	260,596
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2020D (A3/A-)
100,000	5.000		11/15/2045	101,562
Nassau County Tobacco Settlement Corp. RB for Asset Backed Bonds Series 2006 D (NR/NR)
2,255,000	0.000	(e)	06/01/2060	137,893
New York City Industrial Development Agency RB Refunding for Queens Ballpark Co. LLC Series 2021 A (AGM) (A1/AA)
220,000	3.000		01/01/2046	166,147
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB Adjustable Rate Fiscal 2014 Series AA (Aa1/AA+/A-1)
110,000	3.550	(a)(b)	06/15/2049	110,000
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB Adjustable Rate Fiscal 2022 Series DD Adjustable Rate Remarketed Securities (Aa1/AA+)
190,000	3.650	(a)(b)	06/15/2033	190,000

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)
$3,500,000	0.000	%(e)	06/01/2060	$207,333
New York Liberty Development Corp. RB for World Trade Center Project Series 2014 (NR/NR)
125,000	5.150	(d)	11/15/2034	125,345
225,000	5.375	(d)	11/15/2040	225,584
New York Liberty Development Corp. RB for World Trade Center Project Series 2014 Class 3 (NR/NR)
275,000	7.250	(d)	11/15/2044	275,775
New York Liberty Development Corp. RB Refunding for 3 World Trade Center LLC Series 2014 (NR/NR)
740,000	5.000	(d)	11/15/2044	741,620
New York State Dormitory Authority RB for Brooklyn St. Joseph’s College Series 2021 (NR/NR)
225,000	4.000		07/01/2040	184,863
New York State Dormitory Authority RB New York University 2001 (AMBAC) (Aa2/AA-)
100,000	5.500		07/01/2040	114,731
New York State Dormitory Authority RB Refunding for Catholic Health System Obligated Group Series 2019 A (B3/B-)
200,000	5.000		07/01/2035	199,122
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (Baa3/BBB-)
250,000	4.000		09/01/2037	238,963
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2020 R-1 (B1/B+)
250,000	2.750	(a)(b)	09/01/2050	248,613
New York Transportation Development Corp. for Terminal 4 John F. Kennedy International Airport Project Special Facilities RB Series 2020C (AGM-CR) (A1/AA)
75,000	4.000		12/01/2040	72,463
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (Baa2/NR)
400,000	5.000		01/01/2027	408,281
190,000	5.000		01/01/2033	194,209
100,000	4.000		01/01/2036	95,104
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (Baa2/NR)
100,000	5.000		10/01/2040	101,681
795,000	4.375		10/01/2045	741,604
New York Transportation Development Corp. RB for Empire State Thruway Partners LLC Series 2021 (NR/NR)
25,000	2.500		10/31/2031	21,154
New York Transportation Development Corp. Special Facilities Bonds for Laguardia Airport Terminal B Redevelopment Project Series 2016A (Baa2/NR)
100,000	5.000		07/01/2034	100,014
200,000	5.000		07/01/2046	198,553
New York Transportation Development Corp. Special Facilities RB for John F. Kennedy international Airport New Terminal One Project Green Bonds Series (AMT) (AGM) (A1/AA)
625,000	5.000		06/30/2049	629,663
New York Transportation Development Corp. Special Facilities RB for John F. Kennedy International Airport New Terminal One Project Green Bonds Series 2023 (AMT) (AGM) (A1/AA)
200,000	5.000		06/30/2049	201,180

The accompanying notes are an integral part of these financial statements.	197

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
New York Transportation Development Corp. Special Facilities RB for John F. Kennedy International Airport New Terminal One Project Green Bonds Series 2023 (AMT) (Baa3/NR)
$225,000	6.000%		06/30/2054	$239,210
New York Transportation Development Corp. Special Facility RB for Delta Air Lines Inc. Laguardia Airport Terminals C&D Redevelopment Project Series 2023 (Baa2/BBB-)
250,000	6.000		04/01/2035	274,620
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2020 (NR/B+)
205,000	5.250		08/01/2031	212,263
15,000	5.375		08/01/2036	15,477
New York Transportation Development Corp. Special Facility Revenue Refunding Bonds for American Airlines John F. Kennedy International Airport Project Series 2016 (NR/B+)
215,000	5.000		08/01/2026	215,005
Niagara Area Development Corporation Tax-Exempt RB for Catholic Health System, Inc. Project Series 2022 (B3/B-)
100,000	5.000		07/01/2052	93,885
Oneida County Local Development Corp. RB Refunding for Mohawk Valley Health System Obligated Group Project Series 2019 A (AGM) (NR/AA)
100,000	4.000		12/01/2049	89,827
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (NR/NR)
135,000	3.000		07/01/2044	84,725
Orange County Funding Corp. Tax Exempt Revenue Refunding Bonds for Mount Saint Mary College Project Series 2022A (NR/NR)
250,000	4.000		07/01/2035	205,208
State of New York Dormitory Authority Northwell Health Obligated Group RB Series 2022A (A3/A-)
325,000	4.250		05/01/2052	306,920
385,000	5.000		05/01/2052	394,636
The City of New York GO Bonds Fiscal 2018 Series B Subseries B-4 and B-5 (Aa2/AA/A-1)
100,000	3.600	(a)(b)	10/01/2046	100,000
The Port Authority of New York and New Jersey Consolidated Bonds , Two Hundred Twenty-Third Series (Aa3/AA-)
430,000	4.000		07/15/2046	388,728
100,000	5.000		07/15/2056	100,878
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels Real Estate Transfer Tax RB Series 2025A (NR/AA+)
100,000	5.250		05/15/2059	105,593

				14,188,736

North Carolina - 0.5%
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2020 A (Baa2/BBB) (PUTABLE)
75,000	1.375	(a)(b)	05/01/2034	74,554
Greater Asheville Regional Airport Authority Airport System RB Series 2022A (AMT) (AGM) (A1/AA)
100,000	5.500		07/01/2052	104,114
Greater Asheville Regional Airport Authority Airport System RB Series 2023 (AGM) (A1/AA)
200,000	5.250		07/01/2053	205,608

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

North Carolina – (continued)
North Carolina Department of Transportation Tax Exempt Private Activity Bonds Series 2015 (NR/NR)
$200,000	5.000%		12/31/2037	$200,275
North Carolina Medical Care Commission Health Care Facilities First Mortgage Revenue Refunding Bonds Pennybyrn at Maryfield Series 2015 (NR/NR)
370,000	5.000		10/01/2035	364,730
North Carolina Medical Care Commission RB for Forest at Duke, Inc. Obligated Group Series 2021 (NR/NR)
50,000	4.000		09/01/2041	44,953
North Carolina Medical Care Commission RB for Lutheran Services for the Aging, Inc. Obligated Group Series 2021 A (NR/NR)
75,000	4.000		03/01/2036	71,588
100,000	4.000		03/01/2051	81,976
North Carolina Medical Care Commission RB Refunding for EveryAge Obligated Group Series 2021 A (NR/NR)
150,000	4.000		09/01/2041	137,078

				1,284,876

Ohio - 3.2%
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/NR)
1,200,000	5.000		06/01/2055	1,057,703
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 B-3 Class 2 (NR/NR)
1,000,000	0.000	(e)	06/01/2057	99,315
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (Ba3/BB)
280,000	5.375		09/15/2027	280,301
Columbus-Franklin County Finance Authority Lease RB for The Cornerstone Academy Community School Series 2023 (NR/NR)
125,000	7.000	(d)	07/01/2053	126,730
County of Cuyahoga Health Care and Independent Living Facilities Refunding RB for Eliza Jennings Senior Health Care Network Series 2022A (NR/NR)
95,000	5.000		05/15/2032	94,243
310,000	5.375		05/15/2037	310,205
County of Cuyahoga Ohio Hospital RB for The Metrohealth System Series 2017 (Baa2/BBB)
175,000	5.500		02/15/2052	175,856
County of Franklin Healthcare Facilities RB for Ohio Living Communities Series 2023 (NR/NR)
200,000	5.000		07/01/2035	206,312
225,000	5.000		07/01/2036	230,411
County of Franklin Ohio Health Care Facilities Refunding RB Series 2022 (NR/NR)
200,000	4.000		07/01/2040	175,134
County of Franklin RB Refunding for Wesley Communities Obligated Group Series 2020 (NR/NR)
150,000	5.250		11/15/2040	149,731
County of Lucas Hospital RB for Promedica Healthcare Obligated Group Series 2018A (Ba2/BB)
600,000	5.250		11/15/2048	603,357

198	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Ohio – (continued)
County of Summit Green Local School District Improvement Bonds Series 2022A (SD CRED PROG) (NR/AA+)
$500,000	5.000%		11/01/2052	$511,113
Cuyahoga County Ohio Hospital RB for Metrohealth System Series 2017 (Baa2/BBB)
625,000	5.250		02/15/2047	614,403
425,000	5.000		02/15/2052	406,087
100,000	5.000		02/15/2057	94,698
Evans Farm New Community Authority Special Assessment Bonds Series 2020 (NR/NR)
170,000	3.750		12/01/2038	140,241
Ohio Air Quality Development Authority Air Quality Development Refunding Bonds for Duke Energy Corp. Project Series 2022B (Baa2/BBB) (PUTABLE)
250,000	4.250	(a)(b)	11/01/2039	252,462
Ohio Air Quality Development Authority Collateralized Air Quality Revenue Refunding Bonds for Dayton Power and Light Company Project 2015 Series A (Baa1/BBB) (PUTABLE)
750,000	4.250	(a)(b)	11/01/2040	756,454
Ohio Air Quality Development Authority Pollution Control RB Refunding Series 2009-D (NON-AMT) (NR/BBB-)
100,000	3.375	(b)	08/01/2029	97,952
Ohio Higher Educational Facility Commission RB Refunding for Judson Obligated Group Series 2020 A (NR/NR)
100,000	5.000		12/01/2042	97,161
100,000	5.000		12/01/2045	95,694
Ohio Housing Finance Agency Residential Mortgage RB 2024 Series B Mortgage-Backed Securities Program (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
285,000	4.650		09/01/2049	280,190
Ohio State Higher Education Facilities RB Series 2020 (A3/NR)
100,000	5.000		01/15/2050	101,654
Ohio State Higher Education Facility Commission RB Series 2020 (A3/NR)
100,000	5.000		01/15/2040	102,677
Port of Greater Cincinnati Development Authority Education RB Series 2021 (NR/NR)
100,000	4.375	(a)(b)	06/15/2056	98,646
Port of Greater Cincinnati Development Authority Ohio Tax Increment Financing RB Series 2024 (NR/NR)
65,000	5.000		12/01/2044	64,132
Port of Greater Cincinnati Development Authority RB Series 2021 (NR/NR)
100,000	4.250	(d)	12/01/2050	95,409
Port of Greater Cincinnati Development Authority Special Obligation Development TIF RB, Series 2016B (NR/NR)
200,000	5.000		12/01/2046	187,530
State of Ohio Higher Educational Facility RB for Xavier University 2024 Project (Baa1/NR)
100,000	5.000		05/01/2042	102,676
Toledo-Lucas County Port Authority Parking System RB Series 2021 (Baa3/NR)
175,000	4.000		01/01/2038	165,497

				7,773,974

Oklahoma - 0.3%
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (Ba2/BB)
35,000	5.000		08/15/2038	35,463

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Oklahoma – (continued)
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (Ba2/BB) – (continued)
$50,000	5.500%		08/15/2057	$50,619
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018B (Ba2/BB)
375,000	5.500		08/15/2052	380,169
The Oklahoma Development Finance Authority Health System RB for Ou Medicine Project Series 2018B (Ba2/BB)
250,000	5.250		08/15/2043	253,440

				719,691

Oregon - 0.0%
Yamhill County Hospital Authority Revenue and Refunding Tax Exempt Bonds Series 2021A (NR/NR)
125,000	5.000		11/15/2051	106,729

Pennsylvania - 3.0%
Adams County General Authority RB for The Brethren Home Community Project Series 2024A (NR/NR)
225,000	5.000		06/01/2044	228,141
Allegheny County Higher Education Building Authority University Revenue Refunding Bonds Series 2022 (NR/BBB-)
90,000	5.250		09/01/2035	87,929
Allegheny County Industrial Development Authority RB Refunding for United States Steel Corp. Project Series 2019 (B1/BB-)
75,000	5.125		05/01/2030	78,159
Allentown Neighborhood Improvement Zone Development Authority Senior Tax RB for Waterfront - 30 E. Allen Street Project Series 2024A (NR/NR)
100,000	5.250	(d)	05/01/2032	102,710
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Project Series 2024 (Ba3/NR)
250,000	5.000	(d)	05/01/2042	250,777
Bucks County IDA Hospital RB for Grand View Hospital Project Series 2021 (NR/B+)
275,000	4.000		07/01/2051	226,847
City of Wilkes-Barre Finance Authority University Revenue Refunding Bonds Series 2021 (NR/BBB-)
100,000	4.000		03/01/2042	81,934
Dauphin County General Authority RB for The Harrisburg University of Science & Technology Series 2020 (NR/B-)
100,000	5.875	(d)	10/15/2040	79,925
200,000	6.250	(d)	10/15/2053	150,676
Doylestown Hospital Authority Commonwealth of Pennsylvania Doylestown Hospital RB Series 2024 (NR/NR)
100,000	5.000	(d)	07/01/2031	104,587
General Authority of Southcentral Pennsylvania General Authority of Southcentral Pennsylvania RB Series 2019C (Aa3/NR)
2,670,000	3.650	(a)(b)	06/01/2035	2,670,000
Lancaster County Hospital Authority RB Refunding for St. Anne’s Retirement Community Obligated Group Series 2020 (NR/NR)
100,000	5.000		03/01/2040	89,360
Lancaster County Hospital Authority RB Series 2020 (NR/NR)
250,000	5.000		03/01/2050	205,477
Lancaster Municipal Authority Healthcare Facilities RB for Garden Spot Village Project Series B of 2024 (NR/NR)
400,000	5.000		05/01/2054	403,692

The accompanying notes are an integral part of these financial statements.	199

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Pennsylvania – (continued)
Latrobe Industrial Development Authority RB Refunding for Seton Hill University Series 2021 (NR/BBB-)
$250,000	4.000%		03/01/2038	$221,102
Lincoln University of The Commonwealth System of Higher Education RB Refunding Tax Exempt Social Bonds 2023 Series A (Baa3/NR)
150,000	5.250		07/01/2044	140,021
Montgomery County IDA Retirement Communities RB for Acts Retirement Life Communities Obligated Group Series 2020C (NR/NR)
100,000	5.000		11/15/2045	101,293
Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB for Penndot Major Bridges Package One Project Series 2022 (Baa2/NR)
350,000	5.750		06/30/2048	369,228
100,000	5.250		06/30/2053	101,693
Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB for Penndot Major Bridges Package One Project Series 2022 (AGM) (A1/AA)
250,000	5.000		12/31/2057	253,426
Pennsylvania Economic Development Financing Authority UPMC RB, Series 2020A (A2/A)
100,000	4.000		04/15/2036	99,579
Philadelphia Authority for Industrial Development Charter School RB for Green Woods Charter School Project Series 2022A (NR/BB+)
100,000	5.125		06/15/2042	99,000
Philadelphia Authority for Industrial Development Tacony Charter School Project Social Bond RB Series 2023 (NR/BB)
100,000	5.000	(d)	06/15/2033	99,283
Susquehanna Area Regional Airport Authority Airport System RB Series 2017 (Baa3/NR)
420,000	5.000		01/01/2038	420,702
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (NR/BB+)
100,000	5.000		10/01/2049	86,071
The Berks County Municipal Authority RB for Tower Health Project Series 2024 A-4 (NR/NR)
35,000	7.000		06/30/2039	32,375
The Berks County Municipal Authority RB for Tower Health Project Series 2024 B-1 (NR/NR)
136,000	0.000	(h)	06/30/2044	100,160
The Berks County Municipal Authority RB for Tower Health Project Series 2024 B-2 (NR/NR)
18,000	0.000	(h)	06/30/2044	10,269
The Berks County Municipal Authority RB for Tower Health Project Series 2024A-1 (NR/NR)
63,000	8.000		06/30/2034	64,439
The Berks County Municipal Authority RB for Tower Health Project Series 2024A-2 (NR/NR)
50,000	6.000		06/30/2034	53,889
The Berks County Municipal Authority RB for Tower Health Project Series 2024A-3 (NR/NR)
273,000	5.000		06/30/2039	264,244
Upper Dauphin IDA RB for Pennsylvania Steam Academy Charter School Project Series 2022B (NR/NR)
30,000	6.000	(d)	07/01/2029	29,715

				7,306,703

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Puerto Rico - 9.0%
GDB Debt Recovery Authority Bonds (NR/NR)
$322,478	7.500%		08/20/2040	$315,305
HTA Trust Certificates Class L-2028 Units (NR/NR)
91,406	5.250		07/01/2038	91,427
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2020A (NR/NR)
500,000	5.000	(d)	07/01/2035	513,447
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2022A (NR/NR)
250,000	5.000	(d)	07/01/2037	257,507
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding for Senior Lien Series 2020 A (NR/NR)
500,000	5.000	(d)	07/01/2047	499,674
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2021B (NR/NR)
600,000	4.000	(d)	07/01/2042	538,498
Puerto Rico Commonwealth GO Bonds (NR/NR)
608,694	0.010	(b)(h)(i)	11/01/2043	381,195
Puerto Rico Commonwealth GO Clawback Bonds (NR/NR)
569,044	0.010	(b)(h)(i)	11/01/2051	305,577
Puerto Rico Commonwealth GO Clawback CVIs (NR/NR)
539,676	0.010	(b)(h)(i)	11/01/2051	335,273
Puerto Rico Commonwealth GO Restructured Bonds Series 2022 A-1 (NR/NR)
322,380	5.625		07/01/2029	345,336
755,281	5.750		07/01/2031	829,816
514,493	0.000	(e)	07/01/2033	352,517
322,248	4.000		07/01/2033	315,511
132,356	4.000		07/01/2035	126,437
223,596	4.000		07/01/2037	211,330
729,448	4.000		07/01/2041	667,048
435,624	4.000		07/01/2046	379,754
Puerto Rico Electric Power Authority Power RB Series 2012A (NR/NR)
200,000	5.000	*	07/01/2042	111,000
250,000	5.050	*	07/01/2042	138,750
Puerto Rico Electric Power Authority Power RB Series 2013A (NR/NR)
50,000	7.000	*	07/01/2033	27,750
150,000	7.000	*	07/01/2040	83,250
Puerto Rico Electric Power Authority Power RB Series AAA (NR/NR)
100,000	5.250	*	07/01/2031	55,500
Puerto Rico Electric Power Authority Power RB Series CCC (NR/NR)
250,000	5.250	*	07/01/2026	138,750
340,000	5.250	*	07/01/2027	188,700
415,000	5.000	*	07/01/2028	230,325
Puerto Rico Electric Power Authority Power RB Series TT (NR/NR)
100,000	5.000	*	07/01/2032	55,500
Puerto Rico Electric Power Authority Power RB Series XX (NR/NR)
675,000	5.250	*	07/01/2040	374,625
Puerto Rico Electric Power Authority Power RB Series ZZ (NR/NR)
145,000	4.250	*	07/01/2020	80,475
50,000	5.250	*	07/01/2026	27,750

200	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Puerto Rico – (continued)
Puerto Rico Electric Power Authority RB Series TT (NR/NR)
$175,000	5.000	%*	07/01/2037	$97,125
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Afica Dock and Wharf RB forward Delivery Collectively The “Series 2023 Bonds” (NR/BBB-)
150,000	6.250		01/01/2040	171,474
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue Restructured Bonds Series 2019A-2B (NR/NR)
575,000	4.550		07/01/2040	569,140
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Restructured Bonds Series A-2 (NR/NR)
1,403,000	4.329		07/01/2040	1,367,063
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)
127,000	0.000	(e)	07/01/2027	116,439
451,000	0.000	(e)	07/01/2031	353,012
599,000	0.000	(e)	07/01/2033	429,263
2,576,000	0.000	(e)	07/01/2046	840,650
909,000	0.000	(e)	07/01/2051	219,537
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
3,212,000	4.329		07/01/2040	3,129,727
19,000	4.536		07/01/2053	17,792
2,929,000	4.784		07/01/2058	2,787,997
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
1,208,000	4.500		07/01/2034	1,200,219
470,000	4.750		07/01/2053	451,881
2,210,000	5.000		07/01/2058	2,176,312

				21,905,658

Rhode Island - 0.5%
Providence Public Buildings Authority Capital Improvement Program Projects RB 2024 Series A (AGC) (A1/AA)
150,000	5.250		09/15/2042	160,815
Rhode Island Health and Educational Building Corporation Hospital Financing RB Lifespan Obligated Group Issue Series 2024 (NR/BBB+)
150,000	5.250		05/15/2049	155,325
500,000	5.250		05/15/2054	514,107
Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Series 78-A (Aa1/AA+)
250,000	5.000		10/01/2042	256,583
Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Series 82-A (NON-AMT) (GNMA COLL) (Aa1/AA+)
200,000	4.450		10/01/2044	195,369

				1,282,199

South Carolina - 0.8%
Richland County at Sandhill Improvement District Refunding Assessment RB Series 2021 (NR/NR)
100,000	3.625	(d)	11/01/2031	87,466
100,000	3.750	(d)	11/01/2036	80,324
South Carolina Economic Development Authority Educational Facilities Tax Exempt RB for Polaris Tech Charter School Project Series 2022A (NR/NR)
100,000	5.125	(d)	06/15/2042	95,074

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

South Carolina – (continued)
South Carolina Jobs-Economic Development Authority Health Care Facilities RB Novant Health Obligated Group Series 2024A (A1/A+)
$250,000	4.000%		11/01/2042	$241,815
250,000	5.250		11/01/2043	268,477
South Carolina Public Service Authority Revenue Obligations 2022 Tax Exempt Series E (A3/A-)
480,000	5.750		12/01/2047	526,346
South Carolina State Housing Finance and Development Authority Mortgage RB Series 2024 B (NON-AMT) (Aaa/NR)
5,000	4.625		07/01/2054	4,872
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (A1/AA)
795,000	3.000		04/15/2049	585,211

				1,889,585

South Dakota - 0.0%
County of Lincoln RB Refunding for The Augustana College Association Series 2021 A (NR/BBB-)
50,000	4.000		08/01/2051	39,712

Texas - 9.6%
Aldine independent School District Harris County Texas UT Refunding Bonds Series 2024A (PSF-GTD) (Aaa/AAA)
1,000,000	3.000		02/15/2042	842,062
Arlington Higher Education Finance Corp. Education RB Basis Texas Charter Schools, Inc. Series 2024 (Ba2/NR)
150,000	4.250	(d)	06/15/2039	141,391
Arlington Higher Education Finance Corp. Education RB Series 2022A (NR/NR)
100,000	5.625		08/15/2052	76,500

Boerne Independent School District A Political Subdivision of The State of Texas Located In Kendall Bexar and Comal Counties Texas Fixed and Variable Rate Unlimited Tax School Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)

175,000	4.000	(a)(b)	02/01/2054	178,577
City of Anna Special Assessment Bonds for Sherley Tract Public Improvement District No. 2 Series 2021 (NR/NR)
301,000	3.750	(d)	09/15/2031	276,167
157,000	4.500	(d)	09/15/2031	148,773
City of Anna Special Assessment RB for Hurricane Creek Public Improvement District Project Series 2022 (NR/NR)
100,000	5.750	(d)	09/01/2042	103,262
City of Anna Special Assessment RB for Meadow Vista Public Improvement District Improvement Area #1 Project Series 2024 (NR/NR)
100,000	4.875	(d)	09/15/2031	99,999
City of Anna Special Assessment RB for Woods at Lindsey Place Public and District Improvement Area #1 Project Series 2023 (NR/NR)
100,000	5.625	(d)	09/15/2043	101,986
City of Aubrey Special Assessment Revenue Refunding Bonds Series 2024 (Jackson Ridge Public Improvement District Phase #1 and Phase #2 Assessments) (BAM) (NR/AA)
250,000	5.000		09/01/2045	259,974
City of Aubrey Texas A Municipal Corp. of The State of Texas Located in Denton County Special Assessment RB Series 2025 (Duck Point Public Improvement District) (NR/NR)
250,000	5.375	(d)	12/31/2045	241,018

The accompanying notes are an integral part of these financial statements.	201

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Buda Texas A Municipal Corp. of The State of Texas Located in Hays County Special Assessment RB Series 2025 (Persimmon Public Improvement District Improvement Area #1 Project) (NR/NR)
$215,000	5.000	%(d)	09/01/2033	$212,895
City of Buda Texas A Municipal Corp. of The State of Texas Located in Hays County Special Assessment RB Series 2025 (Persimmon Public Improvement District Major Improvement Area Project) (NR/NR)
100,000	5.750	(d)	09/01/2033	99,049
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2021 (NR/NR)
50,000	3.375	(d)	09/01/2041	40,087
City of Celina Special Assessment for Edgewood Creek Public Improvement District Phase#1 Project Series 2021 (NR/NR)
50,000	4.250	(d)	09/01/2041	43,825
City of Celina Special Assessment RB for Celina Hills Public Improvement District Project Series 2022 (NR/NR)
100,000	4.875	(d)	09/01/2042	95,166
City of Celina Special Assessment RB for North Sky Public Improvement District Project Series 2023 (NR/NR)
433,000	4.375		09/01/2030	431,391
167,000	4.875	(d)	09/01/2030	168,974
City of Celina Special Assessment RB Series 2022 (NR/NR)
100,000	3.625	(d)	09/01/2032	89,097

City of Celina Texas A Municipal Corp. of The State of Texas Located in Collin and Denton Counties Special Assessment Revenue Refunding and Improvement Bonds, Series 2025 (The Lakes At Mustang Ranch Public Improvement District Major Improvement Area And P (AGC) (NR/AA)

374,000	4.750		09/01/2054	365,486
City of Celina Texas Municipal Corp. Special Assessment RB for Mosaic Public Improvement District Improvement Area #2 Project Series 2024 (NR/NR)
100,000	4.500	(d)	09/01/2031	99,058
City of Celina Texas Special Assessment RB Series 2025 (NR/NR)
100,000	5.500	(d)	09/01/2045	99,683
City of Celina, Collin and Denton Counties Special Assessment RB, Series 2023 Cross Creek Meadows Public Improvement District Improvement Area 1 Project (NR/NR)
100,000	5.375	(d)	09/01/2043	99,645
City of Celina, Collin and Denton Counties Special Assessment Refunding RB, Series 2024 Sutton Fields II Public Improvement District Major Improvement Area 1 Project (BAM) (NR/AA)
75,000	5.000		09/01/2038	78,212
85,000	5.000		09/01/2045	85,721
City of Celina, Collin and Denton Counties Special Assessment Refunding RB, Series 2024 Sutton Fields II Public Improvement District Major Improvement Area Project (BAM) (NR/AA)
100,000	5.000		09/01/2034	106,424
100,000	5.000		09/01/2037	104,768
100,000	5.000		09/01/2040	102,793
City of Celina, Collin and Denton Counties Special Assessment Refunding RB, Series 2024 Wells South Public Improvement District Major Improvement Area Project (BAM) (NR/AA)
100,000	5.000		09/01/2038	104,283
125,000	5.000		09/01/2045	126,060

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Celina, Collin and Denton Counties Special Assessment Refunding RB, Series 2024 Wells South Public Improvement District Neighborhood Improvement Area #1 Project (BAM) (NR/AA)
$75,000	5.000%		09/01/2038	$78,212
125,000	5.000		09/01/2045	126,061
City of Crandall Special Assessment RB for River Ridge Public Improvement District Project Series 2022 (NR/NR)
530,000	5.500	(d)	09/15/2032	545,734
City of Dayton Senior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #1 Project Series 2022A (NR/NR)
268,000	4.625	(d)	09/01/2027	269,362
City of Dripping Springs Special Assessment RB for Heritage Public Improvement District Improvement Area #2 Project Series 2024 (NR/NR)
50,000	5.000	(d)	09/01/2044	47,530
City of Dripping Springs, Hays County Special Assessment RB, Series 2023 Heritage Public Improvement District Improvement Area 1 Project (NR/NR)
300,000	5.375	(d)	09/01/2043	302,897
City of Fate Special Assessment for Williamsburg East Public Improvement District Area No. 1 Series 2020 (NR/NR)
100,000	3.375	(d)	08/15/2030	91,238
City of Fate Special Assessment RB for Monterra Public Improvement District Series 2021 (NR/NR)
100,000	3.375	(d)	08/15/2031	91,182
City of Fate Special Assessment RB for Williamsburg East Public Improvement District Project Series 2022 (NR/NR)
317,000	5.875	(d)	08/15/2042	315,423
City of Fate Special Assessment RB for Williamsburg Public Improvement District Series 2022 (NR/NR)
75,000	4.250	(d)	08/15/2042	66,592
City of Fate, Rockwall County Special Assessment RB, Series 2023 Williamsburg Public Improvement District No. 1 Phase 3B (NR/NR)
100,000	5.125	(d)	08/15/2043	96,109
City of Georgetown Special Assessment RB for Parks at Westhaven Public Improvement District Project Series 2022 (NR/NR)
100,000	3.625	(d)	09/15/2027	98,120
City of Houston Airport System Special Facilities RB for United Airlines Technical Operations Center Project Series 2018 (NR/BB)
200,000	5.000		07/15/2028	204,902
City of Houston Higher Education Finance Corp. University RB Houston Christian University Project Series 2025 (NR/BBB-)
100,000	5.125		10/01/2051	97,030
City of Hutto Emory Crossing Public Improvement District Special Assessment Bond Series 2021 (NR/NR)
519,000	3.625	(d)	09/01/2041	424,307
City of Hutto Special Assessment RB for Cottonwood Creek Public Improvement Series 2021 (NR/NR)
100,000	3.500	(d)	09/01/2041	80,967
City of Hutto Special Assessment RB for Durango Farms Public Improvement District Project Series 2021 (NR/NR)
100,000	3.875	(d)	09/01/2041	84,963

202	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Hutto Texas A Municipal Corp. of The State of Texas Located in Williamson County Special Assessment RB Series 2025 (Prairie Winds Public Improvement District Improvement Area #1) (NR/NR)
$390,000	5.125	%(d)	09/01/2045	$377,954
City of Kyle Special Assessment RB for 6 Creeks Public Improvement Project Series 2021 (NR/NR)
100,000	3.375	(d)	09/01/2031	93,942
City of Kyle Special Assessment RB for Plum Creek North Public Improvement District Area #1 Project Series 2022 (NR/NR)
200,000	4.125	(d)	09/01/2041	175,581
City of Kyle Special Assessment RB, Series 2023 Porter Country Public Improvement District Improvement Area 1 Project (NR/NR)
188,000	4.875	(d)	09/01/2030	187,663
City of Kyle, Hays County Special Assessment RB, Series 2023 Limestone Creek Public Improvement District Improvement Area 1 Project (NR/NR)
177,000	4.750	(d)	09/01/2033	175,130
City of Lavon Heritage Public Improvement District No. 1 Special Assessment Refunding Series 2021 (BAM) (NR/AA)
500,000	2.500		09/15/2039	352,690
City of Manor Texas A Municipal Corp. of The State of Texas Located In Travis County Special Assessment RB Series 2024 (NR/NR)
100,000	5.375	(d)	09/15/2044	100,599
City of McLendon-Chisholm Special Assessment RB for Sonoma Public Improvement District Project Series 2022 (NR/NR)
310,000	5.000	(d)	09/15/2027	310,956
City of McLendon-Chisholm Special Assessment Refunding Bonds Sonoma Public Improvement District Series 2020 (BAM) (NR/AA)
50,000	2.500		09/15/2035	39,352
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area A-1 Projects Series 2023 (NR/NR)
100,000	4.750	(d)	09/01/2030	100,839
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area A-1 Projects, Series 2023 (NR/NR)
122,000	5.500	(d)	09/01/2043	124,004
City of Mesquite, Dallas and Kaufman Counties Special Assessment RB, Series 2023 Heartland Town Center Public Improvement District Phase 2 Specific Improvements Project (NR/NR)
75,000	5.125	(d)	09/01/2052	70,814
City of Midlothian Special Assessment for Redden Farms Public Improvement District Series 2021 (NR/NR)
100,000	3.875	(d)	09/15/2041	85,398
City of Midlothian Special Assessment RB for Westside Preserve Public Improvement District Major Improvement Area Project #1 Series 2022 (NR/NR)
100,000	5.250	(d)	09/15/2042	99,705
City of Midlothian Special Assessment RB for Westside Preserve Public Improvement District Major Improvement Area Project Series 2022 (NR/NR)
150,000	6.000	(d)	09/15/2042	149,901

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Mustang Ridge Special Assessment RB for Durango Public Improvement District Improvement Area #1 Project Series 2023 (NR/NR)
$50,000	6.125	%(d)	09/01/2043	$50,603
City of Oak Point Texas A Municipal Corporation of The State of Texas Located in Denton County Special Assessment RB Series 2024 (NR/NR)
100,000	5.350	(d)	09/15/2044	97,679
City of Oak Point Texas Special Assessment RB Series 2024 (NR/NR)
100,000	5.100	(d)	09/15/2044	95,183
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone A Improvement Project Series 2022 (NR/NR)
100,000	5.750	(d)	09/15/2032	102,701
100,000	5.500	(d)	09/15/2042	99,489
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone B Improvement Project Series 2022 (NR/NR)
100,000	5.500	(d)	09/15/2042	99,489
City of Pilot Point Special Assessment RB for Mobberly Public Improvement District Major Improvement Area Series 2022 (NR/NR)
249,000	5.375	(d)	09/15/2027	250,215
410,000	5.625	(d)	09/15/2032	425,058
City of Plano Collin Creek East Public Improvement District Special Assessment Bonds Series 2021 (NR/NR)
125,000	4.375	(d)	09/15/2051	99,813
City of Plano Collin Creek West Public Improvement District Special Assessment Bonds Series 2021 (NR/NR)
125,000	4.000	(d)	09/15/2051	99,216
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Phases 5-7 Project Series 2022 (NR/NR)
52,000	4.250	(d)	09/01/2042	45,126
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
100,000	4.875		09/01/2039	97,486
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)
25,000	3.375	(d)	09/01/2041	19,736
City of Princeton Special Assessment RB for Eastridge Public Improvement District Improvement Area Project Series 2022 (NR/NR)
75,000	5.125	(d)	09/01/2042	72,826
City of Princeton Special Assessment RB for Sicily Public Improvement District Improvement Area No. 1 Project, Series 2023 (NR/NR)
100,000	7.000	(d)	09/01/2043	100,906
City of Princeton Special Assessment RB for Southridge Public Improvement District Improvement Area No. 1 Project, Series 2023 (NR/NR)
100,000	6.250	(d)	09/01/2043	104,965
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District Project Series 2023 (NR/NR)
100,000	5.125	(d)	09/01/2043	96,979
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2020 (NR/NR)
100,000	3.750	(d)	09/01/2040	84,495

The accompanying notes are an integral part of these financial statements.	203

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2021 (NR/NR)
$50,000	3.250	%(d)	09/01/2041	$37,521

City of Princeton Texas A Municipal Corp. of The State of Texas Located In Collin County Special Assessment RB Series 2025 (Westridge Public Improvement District Improvement Area No. 1 Project) (NR/NR)

244,000	5.375	(d)(g)	09/01/2045	241,581
City of Red Oak Public Improvement District No. 1 Special Assessment Bonds for Improvement Area #1 Project Series 2021 (NR/NR)
409,000	3.375	(d)	09/15/2041	318,424
City of Royse City Special Assessment for Creekshaw Public Improvement District Area #1 Series 2020 (NR/NR)
25,000	2.625	(d)	09/15/2025	24,834
50,000	3.375	(d)	09/15/2030	46,464
City of Royse City Special Assessment RB for Liberty Crossing Public Improvement District Improvement Area #1 Project Series 2023 (NR/NR)
100,000	6.375	(d)	09/15/2053	102,002
City of Sachse Special Assessment for Public Improvement District No. 1 Series 2020 (NR/NR)
100,000	3.250	(d)	09/15/2030	91,613
City of Santa Fe Special Assessment RB for Mulberry Farms Public Improvement District Series 2022 (NR/NR)
291,000	4.625	(d)	09/01/2032	285,178
City of Uhland Special Assessment RB for Watermill Public Improvement District Series 2022 (NR/NR)
250,000	6.625	(d)	09/01/2052	258,441
City of Waxahachie Special Assessment RB for North Grove Public Improvement Area Project Series 2022 (NR/NR)
302,000	5.125	(d)	08/15/2032	304,122
Club Municipal Management District Special Assessment RB Series 2021 (NR/NR)
50,000	3.250	(d)	09/01/2041	38,196
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 A (NR/B)
25,000	2.500		10/01/2031	21,393
County of Medina Woodlands Public Improvement District Special Assessment for Improvement Area #1 Project Series 2021 (NR/NR)
100,000	4.500	(d)	09/01/2041	91,267
Crosswinds at South Lake Special Improvement District Limited Ad Valorem Tax and Subordinate Lien Sales and Use Tax Bonds, Series 2024 (AGC) (Baa3/AA)
100,000	5.000		08/15/2047	100,666
Denton County Texas Special Assessment RB Series 2025 Green Meadows Public Improvement District Improvement Area #1 Project (NR/NR)
100,000	4.500	(d)	12/31/2035	97,989
Denton County Texas Special Assessment RB Series 2025 Green Meadows Public Improvement District Major Improvement Area Project (NR/NR)
100,000	5.000	(d)	12/31/2035	98,037
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)
100,000	5.000	(d)	08/15/2044	90,740

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Edinburg Economic Development Corp. Sales Tax RB Series 2021 A (NR/NR)
$75,000	3.125%		08/15/2036	$60,315
70,000	3.250		08/15/2041	50,996
Exxon Mobil Corporation (Aa2/AA-/A-1+)
255,000	3.550	(a)(b)	11/01/2041	255,000
Harris County Industrial Development Corporation Marine Terminal Refunding RB Energy Transfer LP Project Series 2023 (Baa2/BBB)
500,000	4.050	(a)(b)	11/01/2050	498,575
Hays County Special Assessment RB for La Cima Public Improvement District Neighborhood Improvement Project Series 2022 (NR/NR)
283,000	4.875	(d)	09/15/2032	280,407
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 B-2 (NR/NR)
250,000	5.000		07/15/2027	254,567
Kaufman County Fresh Water Supply District No. 1-D GO Bonds Series 2021 (NR/NR)
320,000	2.250		09/01/2030	274,671
Matagorda County Navigation District Number One Pollution Control Revenue Refunding Bonds for Central Power and Light Company Project Series 1996 (Baa3/BBB+)
135,000	4.250		05/01/2030	138,274
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (NR/BB-)
100,000	4.625	(d)	10/01/2031	99,616
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
65,000	5.250		02/15/2030	64,149
Montgomery County Texas A Political Subdivision of the State of Texas Special Assessment RB Series 2025 (NR/NR)
100,000	5.500		09/15/2054	97,061
New Hope Cultural Education Facilities Finance Corp. Education RB Jubilee Academic Center 2024A and Taxable Education RB 2024B (NR/BB+)
125,000	4.500	(d)	08/15/2044	114,469
New Hope Cultural Education Facilities Finance Corp. Senior Living RB for Sanctuary LTC Project Series 2021A-1 (NR/NR)
225,000	5.500		01/01/2057	216,460
North Parkway Municipal Management Contract RB for Legacy Hills Public Improvement Project Series 2021 (NR/NR)
100,000	3.000	(d)	09/15/2026	98,269
300,000	3.625	(d)	09/15/2031	279,452
North Texas tollway Authority RB for First Tier Series 2008 D (AGC) (Aa3/AA)
200,000	0.000	(e)	01/01/2037	124,589
North Texas Tollway Authority RB for Second Tier Series 2021 B (A1/A+)
1,725,000	4.000		01/01/2040	1,640,005
Port Beaumont Navigation District RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 A (NR/NR)
100,000	1.875	(d)	01/01/2026	98,233
150,000	2.500	(d)	01/01/2030	136,681
Port Beaumont Navigation District RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 A (AMT) (NR/NR)
175,000	3.000	(d)	01/01/2050	119,694

204	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Port of Beaumont Industrial Development Authority RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 B (NR/NR)
$500,000	4.100	%(d)	01/01/2028	$453,653
Port of Beaumont Navigation District of Jefferson County Texas Dock and Wharf Facility RB Series 2024A (NR/NR)
100,000	5.000	(d)	01/01/2039	100,734
Port of Beaumont Navigation District of Jefferson County Texas Facility RB Series 2024B (NR/NR)
200,000	10.000	(d)	07/01/2026	205,443
South Manvel Development Authority Tax Increment Contract RB Series 2023 (NR/NR)
50,000	4.500		04/01/2030	49,536
75,000	5.000		04/01/2038	73,993
Tarrant County Cultural Education Facilities Finance Corporation Revenue Refunding Bonds Trinity Terrace Project Series 2024 (NR/NR)
100,000	5.000		10/01/2044	104,164
Tarrant County Hospital District LT Bonds Series 2023 (Aa1/NR)
125,000	4.250		08/15/2053	114,828
Texas Municipal Gas Acquisition and Supply Corp. II RB for SOFR Index Rate Series 2012 C (A1/A)
(3M USD SOFR + 0.86%)
1,200,000	3.700	(c)	09/15/2027	1,202,180
Texas Municipal Gas Acquisition and Supply Corp. V Gas Supply RB Series 2024 (A1/NR)
700,000	5.000	(a)(b)	01/01/2055	743,923
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners Segment 3 LLC Series 2019 (Baa1/NR)
200,000	5.000		06/30/2058	198,218
Town of Lakewood Village Special Assessment RB for Lakewood Village Public Improvement District Project Series 2022 (NR/NR)
200,000	5.250	(d)	09/15/2042	193,432
Travis County Development Authority Contract Assessment RB for Turner’s Crossing Public Improvement District Improvement Area #1 Commercial Lot 98 and Improvement Area #2 Project Series 2025 (NR/NR)
100,000	5.000		09/01/2044	97,284
Uptown Development Authority Tax Allocation Refunding Bonds for City of Houston Reinvestment Zone No. 16 Series 2021 (Baa2/NR)
100,000	3.000		09/01/2034	86,798
Viridian Municipal Management District Special Assessment Bonds Series 2020 (NR/NR)
50,000	2.875		12/01/2030	45,047

				23,348,632

Utah - 0.6%
Black Desert Public Infrastructure District GO Bonds Series 2021 A (NR/NR)
500,000	3.500	(d)	03/01/2036	445,504
Black Desert Public Infrastructure District In Ivins City Washington County Utah Special Assessment Bonds Series 2024 (NR/NR)
100,000	5.625	(d)	12/01/2053	100,205

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Utah – (continued)
Mida Mountain Village Public Infrastructure District Subordinate Tax Allocation RB Series 2024-2 (NR/NR)
$500,000	5.750	%(d)	06/15/2044	$512,329
Utah Charter School Finance Authority Charter School RB Series 2022A (NR/BB+)
250,000	5.750	(d)	06/15/2052	250,394
Utah Charter School Finance Authority Charter School Revenue Refunding Bonds Series 2022A (NR/BB)
100,000	4.000	(d)	07/15/2037	86,062

				1,394,494

Vermont - 0.1%
Vermont Economic Development Authority Solid Waste Disposal RB for Casella Waste System Project Series 2022 (B1/B+)
150,000	5.000	(a)(b)(d)	06/01/2052	152,592
Vermont Educational and Health Buildings Financing Agency RB Saint Michael’s College Project, Series 2023 (NR/BBB-)
175,000	5.500	(d)	10/01/2043	156,878

				309,470

Virgin Islands - 0.0%
Matching Fund Special Purpose Securitization Corp. Matching Fund Securitization Bonds Series 2022A (NR/NR)
50,000	5.000		10/01/2039	50,863

Virginia - 0.6%
City of Virginia Beach Development Authority Residential Care Facility RB (Westminster-Canterbury On Chesapeake Bay) Series 2023A Tax Exempt Fixed Rate Bonds (NR/NR)
125,000	7.000		09/01/2053	140,144
Norfolk Redevelopment and Housing Authority Multifamily Housing RB Braywood Manor Apartments, Series 2023 (HUD SECT 8) (Aaa/NR)
120,000	5.000	(a)(b)	05/01/2043	122,272
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (NR/CCC-)
305,000	0.000	(e)	06/01/2047	82,436
Virginia Beach Development Authority Residential Care Facility Tax Exempt Mandatory Paydown Securities RB for Westminster-Canterbury On Chesapeake Bay Series 2023B-3 (NR/NR)
200,000	5.375		09/01/2029	204,527
Virginia Housing Development Authority RB Series 2019 E (Aa1/AA+)
250,000	3.100		12/01/2045	195,134
Virginia Small Business Financing Authority Senior Lien Revenue Refunding Bonds Series 2022 (Baa1/NR)
125,000	5.000		12/31/2052	127,162
Virginia Small Business Financing Authority Senior Lien Revenue Refunding Bonds Series 2022 (AMT) (NR/BBB)
500,000	4.000		01/01/2048	435,650
Virginia Small Business Financing Authority Tax Exempt Senior Lien Private Activity RB Series 2017 (Baa3/NR)
50,000	5.000		12/31/2052	49,850

				1,357,175

Washington - 0.4%
Port of Seattle Intermediate Lien RB Series 2017C (A1/AA-)
215,000	5.000		05/01/2042	218,186

The accompanying notes are an integral part of these financial statements.	205

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Washington – (continued)
Port of Seattle Intermediate Lien RB Series 2019 (A1/AA-)
$225,000	5.000%		04/01/2039	$229,887
Public Hospital District No. 2 Quincy Valley Medical Center UT GO Bonds 2024 (Baa1/NR)
100,000	5.500		12/01/2044	103,344
Spokane County Washington Airport RB Series 2024B (AMT) (A2/A)
210,000	5.250		01/01/2042	221,114
Washington State Housing Finance Commission Nonprofit RB Refunding Series 2023 (NR/BBB)
100,000	5.625	(d)	07/01/2038	108,023

				880,554

West Virginia - 0.4%
Monongalia County Commission Excise Tax District RB Refunding Series 2021 A (NR/NR)
95,000	4.125	(d)	06/01/2043	81,677
Monongalia County Commission Subordinate Special District Excise Tax Revenue & Improvement Bonds for University Town Centre Economic Opportunity Development District Series 2023 A (NR/NR)
125,000	7.000	(d)	06/01/2043	131,223
West Virginia Economic Development Authority RB Refunding for Appalachian Power Company Series 2015A (Baa1/BBB+) (PUTABLE)
380,000	3.375	(a)(b)	03/01/2040	376,947
West Virginia Hospital Finance Authority Hospital Refunding and Improvement RB for Vandalia Health Group Series 2023B (AGM) (A1/AA)
145,000	5.125		09/01/2042	152,772
West Virginia Hospital Finance Authority Hospital Refunding and Improvement RB Vandalia Health Group Series 2023B (AGM) (A1/AA)
150,000	5.500		09/01/2048	160,563

				903,182

Wisconsin - 3.4%
Public Finance Authority Charter School RB for Coral Academy of Science Reno Series 2022A (NR/NR)
100,000	5.875	(d)	06/01/2052	100,890
Public Finance Authority Charter School RB for Founders Academy of Las Vegas Series 2023A (NR/BB-)
25,000	6.375	(d)	07/01/2043	25,744
Public Finance Authority Charter School RB Series 2021A (Ba2/NR)
510,000	5.000	(d)	06/15/2041	464,133
Public Finance Authority Charter School Revenue and Refunding Bonds North East Carolina Preparatory School Project Series 2024A (Baa3/NR)
100,000	5.000		06/15/2044	97,953
Public Finance Authority Education RB for Clove Garden School Series 2022 (NR/NR)
360,000	5.000	(d)	06/15/2032	358,838
Public Finance Authority Education RB Mater Academy of Nevada - East Las Vegas Campus Project Series 2024A (NR/BB)
100,000	5.000	(d)	12/15/2039	100,841
100,000	5.000	(d)	12/15/2044	98,232
Public Finance Authority Education RB Series 2022 (NR/NR)
200,000	5.000	(d)	01/01/2042	181,649

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Wisconsin – (continued)
Public Finance Authority Education Revenue Refunding Bonds for Pinecrest Academy of Nevada—Sloan Canyon Campus Project Series 2024A (NR/BB+)
$100,000	4.500	%(d)	07/15/2049	$92,681
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (Ba1/BB+)
220,000	4.300		11/01/2030	218,424
Public Finance Authority Limited Obligation Grant RB (American Dream @ Meadowlands Project) Series 2017A (Tax-Exempt) Series 2017B (NR/NR)
625,000	6.750	(d)	08/01/2031	560,938
Public Finance Authority RB for Charter Day School Obligated Group Series 2020 A (Ba2/NR)
50,000	5.000	(d)	12/01/2045	47,167
Public Finance Authority RB for High Desert Montessori Charter School Series 2021 A (NR/NR)
100,000	5.000	(d)	06/01/2061	76,359
Public Finance Authority RB for Masonic & Eastern Star Home of NC, Inc. Obligated Group Series 2020 A (NR/NR)
75,000	4.000	(d)	03/01/2030	72,332
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 A (Ba2/NR)
250,000	5.625	(d)	06/01/2050	238,751
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 B (Ba2/NR)
290,000	6.500	(d)	06/01/2045	253,316
Public Finance Authority RB for Prime Healthcare Foundation, Inc. Series 2018 A (NR/NR)
100,000	5.350		12/01/2045	101,085
Public Finance Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2021 B (NR/BB)
100,000	6.000	(d)	07/01/2031	90,344
Public Finance Authority RB Kahala Nui Project Series 2025 (NR/BBB-)
400,000	5.500	(d)(g)	06/01/2040	410,220
Public Finance Authority RB Kahala Nui Project Series 2025 (NR/NR)
200,000	5.250		11/15/2055	207,154
Public Finance Authority RB Refunding for Rider University A New Jersey Non-Profit Corp. Series 2021 A (NR/BB)
150,000	4.500	(d)	07/01/2048	115,599
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (NR/BB+)
25,000	6.125	(d)	10/01/2049	21,960
Public Finance Authority Student Housing RB KSU Bixby Real Estate Foundation Llc Project Senior Series 2025A (Baa1/NR)
100,000	5.250		06/15/2050	102,206
Public Finance Authority Student Housing RB Series 2021A-1 (Ba1/NR)
50,000	4.000	(d)	07/01/2041	43,686
150,000	4.000	(d)	07/01/2051	121,209
Public Finance Authority, Wisconsin Special Revenue Bonds Signorelli Projects Municipal Utility Districts Montgomery and Waller Counties, Texas Series 2024 (NR/NR)
150,000	5.375	(d)	12/15/2032	149,979
University of Wisconsin Hospitals and Clinics Authority Variable Rate Demand Revenue Refunding Bonds (Aa3/AA-/A-1)
2,690,000	3.570	(a)(b)	04/01/2054	2,690,000

206	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Wisconsin – (continued)
Wisconsin Health & Educational Facilities Authority RB Series 2021 for Hope Christian Schools (NR/NR)
$35,000	3.000%		12/01/2031	$29,944
75,000	4.000		12/01/2041	58,306
Wisconsin Health and Educational Facilities Authority RB for Forensic Science and Protective Medicine Collaboration, Inc. Project Series 2024 (Baa2/NR)
370,000	5.000	(d)	08/01/2027	376,027
Wisconsin Health and Educational Facilities Authority RB Series 2018C (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.18%)
175,000	3.050	(a)(c)	08/15/2054	173,157
Wisconsin Health and Educational Facilities Authority RB Series 2024A (BAM) (NR/AA)
250,000	4.500		02/15/2054	242,192
Wisconsin Public Finance Authority Hotel RB for Grand Hyatt San Antonion Hotel Acquisition Project Senior Lien Series 2022A (NR/BBB-)
300,000	5.000		02/01/2042	303,710

				8,225,026

TOTAL MUNICIPAL BONDS (Cost $246,700,434)				239,628,645

Corporate Bonds - 0.5%

Healthcare-Services - 0.0%
Toledo Hospital RB Series 2022 B
75,000	5.325%		11/15/28	74,177

Real Estate - 0.5%
Benloch Ranch Improvement Association No. 1 Series 2020
47,738	9.750	%(d)(j)	12/01/39	43,587
Benloch Ranch Improvement Association No. 1 Series 2021
47,748	9.750	(d)(j)	12/01/39	43,597
Benloch Ranch Improvement Association No. 2
700,000	10.000	(d)(j)	12/01/51	554,330
Brixton Park Improvement Association No. 1 Series
701,770	6.875	(d)(j)	12/01/51	608,343

				1,249,857

TOTAL CORPORATE BONDS (Cost $1,532,506)				1,324,034

TOTAL INVESTMENTS - 99.4% (Cost $248,232,940)				$240,952,679

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%				1,341,232

NET ASSETS - 100.0%				$242,293,911

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.
(a)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on March 31, 2025.
(b)	Variable Rate Demand Instruments – rate shown is that which is in effect on March 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(c)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2025.
(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(f)	Pre-refunded security. Maturity date disclosed is pre-refunding date.
(g)	When-issued security.
(h)	Zero coupon bond until next reset date.
(i)	Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.
(j)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ABS	-	Asset-Backed Security
AGC	-	Insured by Assured Guaranty Corp.
AGM	-	Insured by Assured Guaranty Municipal Corp.
AGM-CR	-	Insured by Assured Guaranty Municipal Corp. Insured Custodial receipts
AMBAC	-	Insured by American Municipal Bond Assurance Corp.
AMT	-	Alternative Minimum Tax (subject to)
BAM	-	Build America Mutual Assurance Co.
CFD	-	Community Facilities District
COPS	-	Certificates of Participation
FHLMC	-	Insured by Federal Home Loan Mortgage Corp.
FNMA	-	Insured by Federal National Mortgage Association
GNMA	-	Insured by Government National Mortgage Association
GO	-	General Obligation
HUD SECT 8	-	Hud Section 8
IDA	-	Industrial Development Agency
LP	-	Limited Partnership
LT	-	Limited Tax
MTA	-	Metropolitan Transportation Authority
NATL	-	National Public Finance Guarantee Corp.
NR	-	Not Rated
PSF-GTD	-	Guaranteed by Permanent School Fund
RB	-	Revenue Bond
RR	-	Revenue Refunding
SD CRED PROG	-	School District Credit Program
SIFMA	-	Securities Industry and Financial Markets Association
SOFR	-	Secured Overnight Financing Rate
UPMC	-	University of Pittsburgh Medical Center
USD	-	United States Dollar
UT	-	Unlimited Tax

The accompanying notes are an integral part of these financial statements.	207

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) March 31, 2025

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury Ultra Bond	32	06/18/25	$ 3,932,000	$67,030

208	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds - 99.5%

Alabama - 2.3%
Alabama Federal Aid Highway Finance Authority Special Obligation RB Series 2016A (NR/NR)
$10,000,000	5.000	%(a)	09/01/2026	$10,290,091
Alabama Federal Aid Highway Finance Authority Special Obligation RB Series 2025B (Aa2/AAA)
5,000,000	5.000		09/01/2030	5,519,525
Alabama Housing Finance Authority Multifamily Housing RB for Cooper Green Homes Project Series 2024 C (Aaa/NR)
1,000,000	5.000	(b)(c)	02/01/2029	1,047,268
Black Belt Energy Gas District Gas Prepay RB 2019 Series A (A1/NR)
24,725,000	4.000	(b)(c)	12/01/2049	24,801,915
Black Belt Energy Gas District Gas Supply RB Series 2022 (Aa1/NR)
15,000,000	4.000	(b)(c)	07/01/2052	15,120,388
Chatom Industrial Development Board Gulf Opportunity Zone Refunding Bonds for Powersouth Energy Cooperative Projects Series 2020 (AGM) (A1/AA)
425,000	5.000		08/01/2025	427,182
550,000	5.000		08/01/2027	570,614
485,000	5.000		08/01/2028	509,824
485,000	5.000		08/01/2029	514,231
425,000	5.000		08/01/2030	454,550
Health Care Authority for Baptist Health Series 2023 (A3/BBB+)
675,000	5.000		11/15/2025	681,502
1,430,000	5.000		11/15/2026	1,468,448
1,480,000	5.000		11/15/2027	1,534,021
2,750,000	5.000		11/15/2028	2,877,604
1,335,000	5.000		11/15/2029	1,406,766
Houston County Healthcare Authority Hospital RB for Southeast Alabama Medical Center Series 2016-A (NR/BBB+)
2,000,000	5.000		10/01/2030	2,016,027
Industrial Development Board City of Selma Gulf Opportunity Zone Revenue Refunding Bonds Series 2020A (NON-AMT) (Baa2/BBB) (PUTABLE)
6,500,000	1.375	(b)(c)	05/01/2034	6,461,361
Industrial Development Board of the City of Mobile Alabama RB for Alabama Power Co. Series 2007 A (A1/A) (PUTABLE)
3,335,000	1.000	(b)(c)	06/01/2034	3,314,098
Jefferson County Sewer Revenue Warrants Series 2024 (Baa1/BBB+)
1,000,000	5.000		10/01/2025	1,008,930
1,250,000	5.000		10/01/2026	1,283,267
1,000,000	5.000		10/01/2027	1,042,079
1,000,000	5.000		10/01/2028	1,053,911
Southeast Energy Authority Commodity Supply RB for Project No. 6 Series 2023B (Aa1/NR)
8,590,000	5.000	(b)(c)	01/01/2054	9,028,426
The Black Belt Energy Gas District Gas Supply RB, Series 2023B (Aa1/NR)
3,220,000	5.250	(b)(c)	12/01/2053	3,443,208
The Industrial Board of the Town of West Jefferson Pollution Control Revenue Refunding Bonds for Alabama Power Company Project Series 1998 (A1/A)
6,230,000	3.650	(c)	06/01/2028	6,273,037
The Industrial Development Board of the City of Mobile Pollution Control RB for Alabama Power Company Barry Plant Project Series 2007-C (A1/A) (PUTABLE)
2,530,000	3.780	(b)(c)	06/01/2034	2,544,192

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Alabama – (continued)
The Industrial Development Board of The City of Selma Gulf Opportunity Zone Revenue Refunding Bonds International Paper Company Project Series 2019A (NR/BBB) (PUTABLE)
$3,485,000	3.450	%(b)(c)	11/01/2033	$3,422,258
Water Works Board of The City of Birmingham Revenue Anticipation Bond Series 2024 (NR/NR)
4,575,000	3.750	(d)	09/01/2026	4,556,939

				112,671,662

Alaska - 0.4%
Alaska Municipal Bond Bank GO Refunding Bonds 2016 Series 4 (AMT) (NR/AA-)
1,755,000	5.000		12/01/2030	1,793,402
1,960,000	5.000		12/01/2032	2,000,337
Matanuska-Susitna Borough State of Alaska Lease Revenue Refunding Bonds Series 2025B (A1/AA-)
2,190,000	5.000	(e)	09/01/2027	2,281,959
North Slope Borough General Purpose GO Bonds Series 2023A (NR/AA)
800,000	5.000		06/30/2026	822,527
2,000,000	5.000		06/30/2027	2,094,621
North Slope Borough GO Bonds Series 2022A (NR/AA)
4,700,000	5.000		06/30/2027	4,922,359
State of Alaska GO Refunding Bonds Series 2025A (Aa3/AA)
1,420,000	5.000	(e)	08/01/2027	1,488,356
2,130,000	5.000	(e)	08/01/2028	2,272,540
State of Alaska International Airports System Private Activity Revenue Refunding Bonds Series 2021C (AMT) (Aa3/NR)
1,975,000	5.000		10/01/2025	1,993,072

				19,669,173

Arizona - 4.3%

Arizona Board of Regents Acting on Behalf and For the Use and Benefit of Northern Arizona University Refunding Certificates of Participation Northern Arizona University Projects Series 2024 (AGM) (A1/AA)

1,400,000	5.000		09/01/2026	1,444,493
825,000	5.000		09/01/2027	864,807
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (NR/AA-) (S&P 7 Day Municipal Intermediate Grade Rate + 0.81%)
82,345,000	4.480	(b)(f)	01/01/2037	79,500,688
Arizona IDA Multifamily Housing RB for Unity At West Glendale Project Series 2024 (Aaa/NR)
695,000	5.000	(b)(c)	03/01/2045	708,639
Arizona Industrial Development Authority Multifamily Housing Bonds Ironwood Ranch Apartments Project Series 2024 (Aaa/NR)
3,750,000	5.000	(b)(c)	02/01/2058	3,842,015
Arizona Industrial Development Authority Multifamily Housing Bonds The Ranches At Gunsmoke Project Series 2024 (Aaa/NR)
10,000,000	5.000	(b)(c)	03/01/2058	10,273,016
Arizona Industrial Development Authority Senior Living RB Second Tier Series 2025 A2 (NR/NR)
584,820	5.125		01/01/2059	455,757
Arizona Transportation Board Highway Revenue and Revenue Refunding Bonds Series 2023 (Aa1/AA+)
4,000,000	5.000		07/01/2025	4,021,182

The accompanying notes are an integral part of these financial statements.	209

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Arizona – (continued)
Arizona Transportation Board Highway Revenue and Revenue Refunding Bonds Series 2023 (Aa1/AA+) – (continued)
$2,370,000	5.000%		07/01/2026	$2,435,245
3,800,000	5.000		07/01/2027	3,984,237
City of Chandler IDA Industrial Development RB for Intel Corp. Project Series 2022 (Baa1/BBB)
10,125,000	5.000	(b)(c)	09/01/2042	10,324,287
City of Chandler IDA RB for Intel Corp. Project Series 2022-2 (Baa1/BBB)
41,135,000	5.000	(b)(c)	09/01/2052	42,134,461
City of Phoenix Civic Improvement Corp. Junior Lien Airport RB Series 2019B (Aa3/A+)
1,215,000	5.000		07/01/2025	1,220,599
City of Phoenix Civic Improvement Corporation RB Civic Plaza Expansion Series 2005 B (BHAC-CR FGIC) (Aa1/AA+)
7,490,000	5.500		07/01/2034	8,674,543
Coconino County Pollution Control Refunding RB for Nevada Power Company Projects Pollution Control Corp. Series 2017A (A2/A) (PUTABLE)
1,775,000	4.125	(b)(c)	09/01/2032	1,775,938
County of Pinal IDA Correctional Facility Contract Refunding Bonds Series 2020A (NR/BBB)
1,540,000	2.000		10/01/2025	1,523,839
Equitable Senior National Charter School Revolving Loan Fund RB for Arizona IDA Series 2023A Social Bonds (NR/A)
10,000,000	5.000		11/01/2028	10,525,430
Maricopa County Arizona Pollution Control Corp. Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico Palo Verde Project 2003 Series A (NON-AMT) (Baa2/BBB) (PUTABLE)
1,700,000	3.875	(b)(c)	01/01/2038	1,714,182
Maricopa County Pollution Control Corp. RB Refunding for Public Service Co. of New Mexico Series 2010 A (Baa2/BBB) (PUTABLE)
3,750,000	0.875	(b)(c)	06/01/2043	3,579,693
Maricopa County Pollution Control Corp. RB Refunding for Public Service Co. of New Mexico Series 2010 B (Baa2/BBB) (PUTABLE)
1,790,000	0.875	(b)(c)	06/01/2043	1,708,707
Osborn Elementary School District No. 8 of Maricopa County Arizona School Improvement Bonds Project of 2023 Series A (2024) (BAM) (NR/AA)
1,000,000	5.000		07/01/2026	1,024,488
Pima County Sewer System Revenue Refunding Obligations Series 2022 (NR/AA)
1,905,000	5.000		07/01/2026	1,958,760
2,000,000	5.000		07/01/2027	2,096,520
Salt River Agricultural Improvement and Power District Project Electric System RB 2015 Series A (Aa1/AA+)
6,625,000	5.000		12/01/2045	6,647,057
The Industrial Development Authority of The County of Maricopa Education Refunding RB for Legacy Traditional Schools Projects Series 2024 (NR/BBB-)
3,150,000	4.000		07/01/2034	3,015,713
The Industrial Development Authority of The County of Maricopa RB Banner Health, Series 2023A (NR/AA-)
3,410,000	5.000	(b)(c)	01/01/2053	3,479,159

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Arizona – (continued)
Tucson Unified School District No. 1 of Pima County Arizona School Improvement Bonds Project of 2023 Series A (2024) (AGM) (Aa3/AA)
$415,000	5.000%		07/01/2026	$425,936

				209,359,391

Arkansas - 0.0%
Conway Health Facilities Board RB Refunding for Conway Regional Medical Center, Inc. Series 2019 (NR/BBB+)
550,000	5.000		08/01/2026	560,586

California - 7.8%
Alameda Corridor Transportation Authority Convertible Capital Appreciation RB Senior Lien 1999 A (NATL) (A3/A-)
10,000,000	0.000	(g)	10/01/2034	7,004,138
Anaheim Community Facilities District No. 08-1 Special Tax Refunding Bonds for Platinum Triangle Series 2016 (NR/NR)
500,000	4.000		09/01/2025	501,234
370,000	4.000		09/01/2026	373,172
415,000	4.000		09/01/2027	417,846
410,000	4.000		09/01/2028	412,016
345,000	4.000		09/01/2029	345,963
Bay Area Toll Authority RB Refunding for San Francisco Bay Area Series 2021 C (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.45%)
7,000,000	3.320	(b)(f)	04/01/2056	6,972,801
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2001 A (NR/AA)
(SIFMA Municipal Swap Index Yield + 1.25%)
15,000,000	4.120	(b)(f)	04/01/2036	15,066,804
Beaumont Community Facilities District No. 2016-2 Special Tax Series 2019 (NR/NR)
230,000	4.000		09/01/2026	232,226
235,000	4.000		09/01/2027	238,142
255,000	4.000		09/01/2029	256,901
California Community Choice Financing Authority Clean Energy Project RB Fixed Rate Green Bonds Series 2023E-1 (A1/NR)
6,140,000	5.000	(b)(c)	02/01/2054	6,489,245
California Community Choice Financing Authority Clean Energy Project RB Green Bonds Series 2024A (A1/NR)
27,500,000	5.000	(b)(c)	05/01/2054	29,245,664
California Community Choice Financing Authority Clean Energy Project RB Series 2022A (A1/NR)
13,010,000	4.000	(b)(c)	05/01/2053	13,056,749
California Health Facilities Financing Authority RB Adventist Health System West Series 2024A (NR/BBB+)
12,950,000	5.000		12/01/2028	13,665,472
California Health Facilities Financing Authority RB Adventist Health System/West Series 2024A (NR/BBB+)
3,125,000	5.000		12/01/2034	3,371,430
California Health Facilities Financing Authority RB Scripps Health Series 2024B (NR/AA-)
1,100,000	5.000	(b)(c)	11/15/2061	1,208,993
California Housing Finance Agency Limited Obligation Multifamily Housing Issue V RB 2023 (Aaa/NR)
1,043,000	5.000	(b)(c)	05/01/2054	1,068,457
California Infrastructure & Economic Development Bank RB for California Academy of Sciences Series 2024A (A2/NR)
6,160,000	3.250		08/01/2029	6,154,490

210	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
California Infrastructure & Economic Development Bank RB Refunding for Museum Associates Series 2021 A (A3/NR)
$20,000,000	1.200	%(b)(c)	12/01/2050	$18,033,950
California Infrastructure & Economic Development Bank RB Refunding for Museum Associates Series 2021 B (A3/NR)
(SIFMA Municipal Swap Index Yield + 0.70%)
5,000,000	3.980	(b)(f)	12/01/2050	4,982,258
California Municipal Finance Authority Insured Revenue and Refunding Bonds Aldersly Project, Series 2023B-2 Tax Exempt Mandatory Paydown Securities (CA MTG INS) (NR/AA-)
2,990,000	3.750		11/15/2028	2,989,955
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (Baa1/NR)
300,000	5.000		10/01/2026	307,185
California Municipal Finance Authority RB Refunding for PRS-California Obligated Group Projects Series 2024A Tax-Exempt (NR/NR)
475,000	5.000		04/01/2025	475,000
450,000	5.000		04/01/2026	457,225
370,000	5.000		04/01/2027	382,849
310,000	5.000		04/01/2028	325,542
250,000	5.000		04/01/2029	265,871
200,000	5.000		04/01/2030	214,893
210,000	5.000		04/01/2031	227,050
310,000	5.000		04/01/2032	336,573
California Municipal Finance Authority Senior Lien RB for LAX Integrated Express Solutions LLC Project Series 2018 A (AMT) (NR/NR)
1,000,000	5.000		06/30/2026	1,012,068
California Municipal Finance Authority Senior Lien RB for Linxs APM Project Series 2018A (NR/NR)
4,265,000	5.000		06/30/2028	4,412,654
3,235,000	5.000		12/31/2028	3,342,954
California Pollution Control Financing Authority RB for American Water Capital Corp. Project Series 2020 (NON-AMT) (Baa1/A) (PUTABLE)
1,150,000	3.700	(b)(c)	08/01/2040	1,155,506
California Pollution Control Financing Authority Solid Waste Disposal Refunding RB for Waste Management Project Series 2015A-1 (NR/A-/A-2)
10,000,000	3.375		07/01/2025	9,987,841
California Pollution Control Financing Authority Solid Waste Disposal Refunding RB for Waste Management Project Series 2015A-3 (NR/A-/A-2)
1,500,000	4.300		07/01/2040	1,500,956
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Desalination Project Series 2023 (Baa3/NR)
2,700,000	5.000	(d)	07/01/2026	2,744,405
4,665,000	5.000	(d)	07/01/2028	4,845,190
4,610,000	5.000	(d)	07/01/2029	4,831,000
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources LP Desalination Project Series 2012 (AMT) (Baa3/NR)
5,010,000	5.000	(d)	11/21/2045	4,989,383
California Public Finance Authority RB for Henry Mayo Newhall Hospital Series 2021A (NR/BBB-)
400,000	4.000		10/15/2027	403,590

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
California Public Finance Authority RB Refunding for Henry Mayo Newhall Hospital Obligated Group Series 2021 A (NR/BBB-)
$390,000	4.000%		10/15/2025	$390,310
California State University RB Refunding Series 2016 B-2 (Aa2/AA-)
12,100,000	0.550	(b)(c)	11/01/2049	11,506,059
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
670,000	5.000		09/01/2030	673,471
California Statewide Communities Development Authority Multifamily Housing RB Vintage At Folsom 2024 Series E-2 (Aaa/NR)
675,000	5.000	(b)(c)	10/01/2028	702,576
California Statewide Communities Development Authority RB John Muir Health Series 2024A (NR/A+)
450,000	5.000		12/01/2027	476,509
California Statewide Community Development Authority Pollution Control Refunding RB 2006 Series B (NON-AMT) (A2/A-)
8,500,000	1.450		04/01/2028	7,769,649
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
245,000	4.000		09/01/2027	246,747
City of Chino Community Facilities Improvement Area Special Tax Bonds Series 2022 (NR/NR)
550,000	4.000		09/01/2025	551,198
1,285,000	5.000		09/01/2030	1,374,616
City of Chino Public Financing Authority Local Agency Refunding Bonds Series 2019A (NR/NR)
230,000	4.000		09/01/2026	231,464
City of Laguna Beach Underground Utility Assessment District No. 2014-2 Woods Cove Limited Obligation Improvement Bonds (NR/NR)
600,000	5.000		09/02/2027	627,246
220,000	5.000		09/02/2028	232,583
230,000	5.000		09/02/2029	243,967
240,000	5.000		09/02/2030	256,132
1,095,000	5.000		09/02/2034	1,179,280
City of Los Angeles Department of Airports International Airport Series RB 2022 Series G (Aa2/AA)
750,000	5.000		05/15/2026	763,650
City of Los Angeles Department of Airports International Airport Series RB 2022 Series G (AMT) (Aa2/AA)
3,150,000	5.000		05/15/2028	3,303,382
City of Los Angeles Department of Airports International Airport Subordinate RB 2016 Series B (Aa3/AA-)
1,000,000	5.000		05/15/2029	1,015,201
City of Los Angeles Department of Airports International Airport Subordinate RB 2018 Series C (Aa3/AA-)
5,060,000	5.000		05/15/2030	5,222,814
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
305,000	4.000		09/01/2028	308,893
330,000	4.000		09/01/2030	333,165
City of Rocklin Community Facilities District No. 10 Special Tax Bonds Series 2019 (NR/NR)
100,000	5.000		09/01/2026	100,812
100,000	5.000		09/01/2027	100,802
95,000	5.000		09/01/2028	95,738

The accompanying notes are an integral part of these financial statements.	211

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
City of Rocklin Community Facilities District No. 10 Special Tax Bonds Series 2019 (NR/NR) – (continued)
$95,000	5.000%		09/01/2029	$95,709
City of San Francisco Infrastructure and Revitalization Financing District Tax Increment RB Series 2022A (NR/NR)
160,000	5.000	(d)	09/01/2027	166,916
City of San José Multifamily Housing RB for Parkmoor Series 2023F-2 (Cash Collateralized) (HUD SECT 8) (Aaa/NR)
1,450,000	5.000	(b)(c)	06/01/2027	1,479,472
Community Facilities District No. 2003-3 of The City of Chino Improvement Area No. 10 2024 Special Tax Bonds (NR/NR)
350,000	4.000		09/01/2029	353,117
Department of Water and Power of The City of Los Angeles Power System Variable Rate Demand RB 2021 Subseries A-2 (Aa2/NR)
4,010,000	3.850	(b)(c)	07/01/2051	4,010,000
Department of Water and Power of The City of Los Angeles Power System Variable Rate Demand RB 2023 Series C (Aa2/A/A-1)
5,420,000	3.850	(b)(c)	07/01/2057	5,420,000
Department of Water and Power of The City of Los Angeles Power System Variable Rate Demand RB 2023 Series C-2 (Aa2/A/A-1)
6,370,000	3.750	(b)(c)	07/01/2055	6,370,000
Department of Water and Power of The City of Los Angeles Water System RB 2018 Series B (Aa2/AA-)
1,515,000	5.000		07/01/2032	1,584,470
Department of Water and Power of The City of Los Angeles Water System Variable Rate Demand RB 2001 Series B Subseries B-4 (Aa2/NR)
11,900,000	3.850	(b)(c)	07/01/2035	11,900,000
EL Rancho Unified School District Los Angeles County California GO Bond Anticipation Notes Series 2025 (NR/A+)
3,000,000	0.000	(g)	08/01/2028	2,693,922
Equitable School Revolving Fund California Infrastructure and Economic Development Bank Series 2024 B (Social Bonds) (NR/A)
2,900,000	5.000		11/01/2029	3,101,914
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Asset Backed Bonds Series 2015A (ST APPROP) (Aa3/A+)
5,000,000	5.000	(a)	06/01/2025	5,019,439
Harbor Department of The City of Los Angeles Refunding RB 2024 Series A-1 (AMT) (Aa2/AA+)
3,000,000	5.000		08/01/2031	3,256,041
Inland Empire Tobacco Securitization Authority RB Turbo Asset- Backed Bonds Series 2019 (NR/A-)
2,100,000	3.678		06/01/2038	2,021,822
Irvine Facilities Financing Authority Gateway Preserve Land Acquisition Project Lease RB, Series 2023A (NR/AA+)
7,000,000	5.250		05/01/2048	7,085,189
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
645,000	5.000		09/01/2025	649,448
645,000	5.000		09/01/2026	660,636
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 B (NR/NR)
475,000	5.000		09/01/2025	478,276

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 C (NR/NR)
$425,000	5.000%		09/01/2026	$435,302
Los Angeles Community College District Los Angeles County California 2020 GO Refunding Bonds Federally Taxable (Aaa/AA+)
1,800,000	1.606		08/01/2028	1,672,842
Los Angeles County Development Authority Multifamily Housing RB West La Va - Building 156 & 157 Apartments, 2023 Series C (HUD SECT 8) (Aaa/NR)
2,370,000	3.750	(b)(c)	12/01/2046	2,381,185
Los Angeles Unified School District County of Los Angeles California 2024 GO Refunding Bonds Series A (Aa2/NR)
1,825,000	5.000		07/01/2026	1,878,780
3,645,000	5.000		07/01/2027	3,839,778
Modesto Financing Authority Domestic Project RB 2007F (NATL) (Baa3/AA)
(3M USD SOFR + 0.63%)
7,000,000	3.698	(f)	09/01/2037	6,651,297
Northern California Gas Authority No. 1 RB for Gas Project Series 2007 B (A1/A-)
(3M USD SOFR + 0.72%)
5,275,000	3.783	(f)	07/01/2027	5,271,175
Orange County California Community Facilities District No. 2017- 1 Village of Esencia Special Tax Bonds Series 2018 A (NR/NR)
250,000	5.000		08/15/2027	260,678
200,000	5.000		08/15/2028	211,051
Perris Joint Powers Authority Local Agency RB 2024 Series (NR/NR)
820,000	5.000		09/01/2026	842,519
870,000	5.000		09/01/2027	907,606
900,000	5.000		09/01/2028	946,979
930,000	5.000		09/01/2029	985,674
1,005,000	5.000		09/01/2030	1,069,994
1,080,000	5.000		09/01/2031	1,150,651
1,145,000	5.000		09/01/2032	1,220,976
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
400,000	4.000		09/01/2025	400,871
305,000	4.000		09/01/2027	307,008
500,000	4.000		09/01/2028	502,734
Riverside Unified School District Community Facilities District No. 32 Special Tax Series 2020 (NR/NR)
205,000	4.000		09/01/2025	205,353
210,000	4.000		09/01/2026	211,279
Rocklin City of CFD No. 10 Whitney Ranch Special Tax Bonds, Series 2019 (NR/NR)
100,000	5.000		09/01/2030	100,713
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
770,000	5.000		09/01/2029	795,549
Sacramento City Financing Authority RB Series 2007B (NATL) (Aa3/AA-)
(3M USD SOFR + 0.57%)
10,000,000	3.639	(f)	06/01/2039	9,128,484

212	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
Sacramento County Financing Authority RB Series 2007B (NATL) (Aa3/AA-)
(3M USD SOFR + 0.55%)
$14,165,000	3.619	%(f)	06/01/2034	$13,733,752
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2019 H (AMT) (A1/AA-)
4,000,000	5.000		05/01/2027	4,135,242
San Gorgonio Memorial Healthcare District 2020 GO Refunding Bonds (B1/NR)
930,000	4.000		08/01/2025	925,705
1,020,000	3.000		08/01/2026	985,191
Sierra View Local Health Care District RB Refunding for Tulare County Series 2020 (NR/NR)
320,000	4.000		07/01/2026	321,757
State of California GO Bonds (Aa2/AA-)
5,760,000	5.000		03/01/2026	5,774,192
State of California Various Purpose GO Bonds (Aa2/AA-)
6,560,000	7.500		04/01/2034	7,589,420
State of California Various Purpose GO Refunding Bonds (Aa2/AA-)
2,350,000	5.000		04/01/2026	2,403,539
2,350,000	5.000		04/01/2027	2,449,926
20,000,000	5.000		12/01/2028	21,446,464
The Regents of The University of California General RB 2025 Series Bz (Aa2/AA)
7,600,000	5.000		05/15/2028	8,135,768
Transbay Joint Powers Authority Senior Tax Allocation Bonds Series 2020A (NR/NR)
1,200,000	5.000		10/01/2026	1,225,031
1,435,000	5.000		10/01/2028	1,491,348
Transbay Joint Powers Authority Senior Tax Allocation Bonds Series 2020A Tax-Exempt Green Bonds (NR/NR)
1,260,000	5.000		10/01/2027	1,299,800
Washington Township Healthcare District Revenue Refunding Bonds 2020 Series A (Baa3/NR)
225,000	5.000		07/01/2025	225,651
250,000	5.000		07/01/2026	254,244

				382,133,784

Colorado - 3.6%
Baseline Metropolitan District No.1 In The City and County of Broomfield Colorado Special Revenue Refunding and Improvement Bonds Series 2024A (AGC) (NR/AA)
300,000	5.000		12/01/2025	303,302
500,000	5.000		12/01/2026	513,300
1,000,000	5.000		12/01/2027	1,042,981
580,000	5.000		12/01/2028	612,431
750,000	5.000		12/01/2029	800,138
750,000	5.000		12/01/2030	807,137
1,000,000	5.000		12/01/2031	1,084,052
1,050,000	5.000		12/01/2032	1,136,765
City of Denver Aviation Airport System RB Series 2022C (Aa3/AA-)
1,260,000	5.000		11/15/2026	1,301,168
1,215,000	5.000		11/15/2027	1,279,821
1,380,000	5.000		11/15/2028	1,477,257

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)
City of Denver Aviation Airport System RB Series 2022D (Aa3/AA-)
$1,000,000	5.000%		11/15/2025	$1,011,060
3,750,000	5.250		11/15/2026	3,864,377
4,500,000	5.250		11/15/2027	4,715,986
6,500,000	5.500		11/15/2028	6,958,058
City of Denver RB for Department of Aviation Airport System Series 2022A (AMT) (Aa3/AA-)
1,850,000	5.000		11/15/2025	1,870,462
9,980,000	5.000		11/15/2026	10,245,316
Colorado Health Facilities Authority RB for AdventHealth Obligated Group Series 2019B (NR/NR)
1,585,000	5.000	(a)(b)(c)	11/19/2026	1,632,625
Colorado Health Facilities Authority RB for Commonspirit Health Series 2019A-1 (A3/A-)
405,000	5.000		08/01/2025	407,511
1,715,000	5.000		08/01/2026	1,759,092
4,325,000	5.000		08/01/2027	4,511,958
Colorado Health Facilities Authority RB for Commonspirit Health Series 2019A-2 (A3/A-)
2,675,000	5.000		08/01/2026	2,743,774
Colorado Health Facilities Authority RB for Commonspirit Health Series 2019B-2 (A3/A-)
7,700,000	5.000	(b)(c)	08/01/2049	7,817,149
Colorado Health Facilities Authority RB for Commonspirit Health Series 2022A (A3/A-)
125,000	5.000		11/01/2025	126,388
1,145,000	5.000		11/01/2026	1,179,762
125,000	5.000		11/01/2027	130,939
Colorado Health Facilities Authority RB for Intermountain Healthcare Series 2022C (Aa1/AA+)
22,000,000	5.000	(b)(c)	05/15/2062	23,238,538
Colorado Health Facilities Authority RB for Sanford Series 2019A (NR/A+)
500,000	5.000		11/01/2025	505,813
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (A3/A-)
1,000,000	5.000		08/01/2030	1,066,460
Colorado Health Facilities Authority RB Series 2019B Series 2019B-1 (A3/A-)
8,015,000	5.000	(b)(c)	08/01/2049	8,029,090
Colorado Health Facilities Authority RB Series 2025A (NR/NR)
1,060,000	5.000	(e)	12/01/2025	1,071,810
740,000	5.000	(e)	12/01/2026	760,899
800,000	5.000	(e)	12/01/2027	834,855
830,000	5.000	(e)	12/01/2028	876,935
545,000	5.000	(e)	12/01/2029	581,945
1,070,000	5.000	(e)	12/01/2030	1,151,708
1,120,000	5.000	(e)	12/01/2031	1,215,163
1,175,000	5.000	(e)	12/01/2032	1,278,823
1,000,000	5.000	(e)	12/01/2033	1,094,026
Colorado High Performance Transportation Enterprise C-470 Express Lanes Senior RB Series 2017 (NR/NR)
1,000,000	5.000		12/31/2047	999,956
1,000,000	5.000		12/31/2051	978,088

The accompanying notes are an integral part of these financial statements.	213

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)
Colorado Housing and Finance Authority for The Benefit of Fitz Affordable Owner LLC Multifamily Housing RB for Fitzsimons Gateway Apartments Project Series 2024B (Aaa/NR)
$2,000,000	3.180	%(b)(c)	09/01/2028	$1,997,353
Colorado Housing and Finance Authority Multifamily Housing RB for The Reserves at Eagle Point Project Series 2024 (Aaa/NR)
1,330,000	3.500	(b)(c)	11/01/2043	1,334,035
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (NR/BBB)
5,245,000	5.000	(d)	12/01/2026	5,362,243
Denver Convention Center Hotel Authority Senior Revenue Refunding Bonds Series 2016 (Baa2/BBB-)
2,000,000	5.000		12/01/2026	2,011,858
Denver Health & Hospital Authority COPS Series 2018 (NR/BBB)
205,000	5.000		12/01/2025	206,648
E-470 Public Highway Authority Colorado Revenue Refunding Bonds Series 2004 A (NATL) (A1/A+)
16,250,000	0.000	(g)	09/01/2027	15,020,000
E-470 Public Highway Authority RB Series 2004 A (NATL) (A1/A+)
4,040,000	0.000	(g)	09/01/2028	3,604,675
Maiker Housing Partners Multifamily Housing RB for Overlook at Thornton Series 2023 (Aaa/NR)
2,500,000	4.500	(b)(c)	05/01/2042	2,502,559
Regional Transportation District Private Activity Bonds for Denver Transit Partners Eagle P3 Project Series 2020 (Baa1/NR)
450,000	5.000		07/15/2028	469,262
Regional Transportation District Sales Tax RB for Fastracks Project Series 2016A (Aa2/AAA)
19,445,000	5.000		11/01/2046	19,682,359
Regional Transportation District Tax Exempt NON-AMT Private Activity Bonds Series 2020A Taxable Private Activity Bonds Series 2020B (Baa1/NR)
350,000	3.000		01/15/2026	348,734
Regional Transportation District Tax Exempt Private Activity Bonds Series 2020 (Baa1/NR)
250,000	5.000		07/15/2026	254,846
500,000	5.000		01/15/2027	513,259
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (Baa1/AA)
75,000	5.000		12/01/2025	75,820
190,000	5.000		12/01/2026	195,050
150,000	5.000		12/01/2027	155,963
235,000	5.000		12/01/2028	247,107
175,000	5.000		12/01/2029	185,735
300,000	4.000		12/01/2030	307,308
300,000	4.000		12/01/2031	306,053
State of Colorado Higher Education Health Sciences Facilities Certificates of Participation Series 2024A (Aa2/AA-)
590,000	5.000		11/01/2030	648,880
455,000	5.000		11/01/2031	505,277
275,000	5.000		11/01/2032	308,096
The Canyons Metropolitan District No. 5 in The City of Castle Pines Limited Tax GO and Special Revenue Refunding and Improvement Bonds Series 2024A (BAM) (NR/AA)
250,000	5.000		12/01/2027	260,157
225,000	5.000		12/01/2028	238,032
200,000	5.000		12/01/2029	214,176

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)
The Canyons Metropolitan District No. 5 in The City of Castle Pines Limited Tax GO and Special Revenue Refunding and Improvement Bonds Series 2024A (BAM) (NR/AA) – (continued)
$200,000	5.000%		12/01/2030	$215,745
200,000	5.000		12/01/2031	217,695
250,000	5.000		12/01/2032	274,114
Trails At Crowfoot Metropolitan District No. 3 In The Town of Parker Colorado GO Limited Tax Refunding Bonds Series 2024A (AGC) (NR/AA)
50,000	5.000		12/01/2025	50,558
80,000	5.000		12/01/2026	82,523
110,000	5.000		12/01/2028	117,115
130,000	5.000		12/01/2029	140,616
150,000	5.000		12/01/2030	163,420
150,000	5.000		12/01/2031	165,144
University of Colorado Hospital Authority Revenue and Refunding RB Series 2024A (Aa2/AA)
10,765,000	5.000		11/15/2029	11,660,043
University of Colorado Regents Enterprise Refunding RB Series 2021C3B (Aa1/NR) (PUTABLE)
5,000,000	2.000	(b)(c)	06/01/2051	4,881,117
Vauxmont Metropolitan District Limited Tax Convertible to Unlimited Tax GO Refunding Bonds Series 2019 (AGM) (NR/AA)
125,000	5.000		12/15/2027	128,868

				178,069,361

Connecticut - 1.1%
City of Bridgeport Connecticut GO Bonds 2024 Series A (BAM) (NR/AA)
1,000,000	5.000		07/01/2030	1,089,367
2,200,000	5.000		07/01/2031	2,418,920
800,000	5.000		07/01/2032	886,172
City of New Haven GO Bonds Series 2018 A (NR/A-)
600,000	5.000		08/01/2025	603,461
City of New Haven GO Bonds Series 2023 (Baa1/A-)
500,000	5.000		08/01/2025	502,884
City of New Haven GO Bonds Series 2023 (BAM) (Baa1/AA)
700,000	5.000		08/01/2026	717,267
650,000	5.000		08/01/2027	679,742
900,000	5.000		08/01/2028	956,028
City of New Haven GO Refunding Bonds Issue of 2024 (AGC) (A1/AA)
3,000,000	5.000		08/01/2032	3,300,567
Connecticut Health & Educational Facilities Authority RB for University of Hartford Series N (NR/BB+)
390,000	5.000		07/01/2025	390,326
Connecticut Housing Finance Authority Housing Mortgage Finance Program Bonds 2024 Series D (Aaa/AAA/A-1+)
4,185,000	3.850	(b)(c)	11/15/2064	4,187,871
Hartford County Metropolitan District GO Bonds Series 2016 C (AGM) (Aa2/AA)
5,540,000	5.000		11/01/2026	5,736,154
Housing Authority of The City of Norwalk Multifamily Housing RB Wall Street Place Series 2024 (Aaa/NR)
2,425,000	3.050	(b)(c)	09/01/2058	2,412,216
State of Connecticut GO Bonds 2016 Series A (Aa3/AA-)
7,500,000	4.000		03/15/2034	7,477,763

214	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Connecticut – (continued)
State of Connecticut GO Unlimited Bonds Series 2019 A (Aa3/AA-)
$1,500,000	5.000%		04/15/2025	$1,501,240
State of Connecticut Health & Educational Facilities Authority RB for Hartford Healthcare Series 2020B (NR/A)
5,205,000	5.000	(b)(c)	07/01/2053	5,332,038
State of Connecticut Health and Educational Facilities Authority RB for University of Yale Series 2010A-3 (Aaa/AAA) (PUTABLE)
5,520,000	2.950	(b)(c)	07/01/2049	5,504,140
State of Connecticut Health and Educational Facilities Authority RB for University of Yale Series U (Aaa/AAA)
3,695,000	5.000		07/01/2033	4,214,275
State of Connecticut Special Tax Obligation Bonds for Transportation Infrastructure Purposes 2022 Series A (Aa3/AA)
2,415,000	5.000		07/01/2026	2,483,592
1,500,000	5.000		07/01/2027	1,571,683
State of Connecticut Special Tax Obligation Refunding Bonds for Transportation Infrastructure Purposes 2022 Series B (Aa3/AA)
1,750,000	5.000		07/01/2026	1,799,704
2,150,000	5.000		07/01/2027	2,252,746

				56,018,156

Delaware - 0.6%
Delaware Economic Development Authority Gas Facilities RB Refunding for Delmarva Power & Light Co. Project Series 2020 (A2/A) (PUTABLE)
5,425,000	1.050	(b)(c)	01/01/2031	5,380,825
Delaware Health Facilities Authority RB for Beebee Medical Center Project Series 2018 (NR/BBB-)
700,000	5.000		06/01/2025	701,556
725,000	5.000		06/01/2027	741,150
Delaware State Economic Development Authority RB Refunding for NRG Energy, Inc. Series 2020 A (Baa3/BBB-)
14,650,000	1.250	(b)(c)	10/01/2045	14,439,875
New Castle County GO Bonds Series 2015 (Aaa/AAA)
5,000,000	5.000	(a)	10/01/2025	5,053,049
University of Delaware RB Series 2015 (NR/NR)
1,805,000	5.000	(a)	05/01/2025	1,808,050

				28,124,505

District of Columbia - 2.0%
District of Columbia Housing Finance Agency Multifamily Housing RB for Edgewood Commons V Apartments Project Series 2023 (HUD SECT 8 FHA 221(D4)) (Aaa/NR)
4,840,000	5.000	(b)(c)	06/01/2027	4,890,973
Metro Washington Airports Authority Airport System Revenue and Refunding Bonds Series 2015B (AMT) (Aa3/AA-)
5,000,000	5.000		10/01/2032	5,025,665
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2017A (Aa3/AA-)
5,505,000	5.000		10/01/2028	5,691,182
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2017A (AMT) (Aa3/AA-)
15,185,000	5.000		10/01/2029	15,671,609

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

District of Columbia – (continued)
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2021A (Aa3/AA-)
$24,325,000	5.000%		10/01/2026	$24,954,662
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2022A (AMT) (Aa3/NR)
2,395,000	5.000		10/01/2027	2,490,872
Metropolitan Washington Airports Authority Dulles toll Road RB Third Senior Lien Convertible Capital Appreciation Bonds Series 2009C (AGC) (A1/AA)
28,430,000	6.500	(a)	10/01/2026	29,975,370
Washington Convention and Sports Authority Senior Lien Dedicated Tax Revenue Refunding Bonds Series 2018A (Aa2/A+)
3,535,000	5.000		10/01/2027	3,708,191
Washington Metropolitan Airports Authority Airport System Revenue Refunding Bonds Series 2015B (Aa3/AA-)
4,295,000	5.000		10/01/2035	4,310,888
Washington Metropolitan Area Transit Authority Second Lien RB for Sustainability Climate Transition Bonds Series 2023A (NR/AA)
950,000	5.000		07/15/2025	955,667
625,000	5.000		07/15/2026	642,246

				98,317,325

Florida - 5.1%
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-1 (AGM) (NR/AA)
990,000	5.000		05/01/2025	991,131
1,045,000	5.000		05/01/2026	1,062,372
1,095,000	5.000		05/01/2027	1,130,059
1,155,000	5.000		05/01/2028	1,206,298
1,195,000	2.375		05/01/2029	1,112,835
1,225,000	2.625		05/01/2030	1,124,667
Alta Lakes Community Development District Special Assessment Bonds Series 2019 (NR/NR)
555,000	3.750		05/01/2029	547,059
Aventura Isles Community Development District Miami-Dade County Florida Special Assessment Refunding Bonds Series 2024 (NR/NR)
180,000	5.000		05/01/2025	180,135
190,000	5.000		05/01/2026	192,009
975,000	5.000		05/01/2034	1,013,843
Babcock Ranch Community Independent Special District Special Assessment Series 2021 (NR/NR)
660,000	2.875		05/01/2031	602,549
Bannon Lakes Community Development District Special Assessment RB for St. Johns County Series 2016 (NR/NR)
60,000	4.500		11/01/2025	60,151
Beach Road Golf Estates Community Development District Special Assessment Series 2015 (NR/NR)
2,500,000	4.700		11/01/2029	2,508,660
Bellalago Educational Facilities Benefit District Capital Improvement RB, Series 2014 (A2/NR)
1,165,000	4.000		05/01/2025	1,164,309
1,220,000	4.125		05/01/2026	1,216,975
1,070,000	4.250		05/01/2027	1,059,522
Bexley Community Development District Special Assessment RB for Pasco County Series 2016 (NR/NR)
200,000	4.100		05/01/2026	200,100

The accompanying notes are an integral part of these financial statements.	215

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Bluewaters Community Development District Miami-Dade County Florida Special Assessment Refunding Bonds Series 2024 (NR/NR)
$168,000	5.000%		05/01/2025	$168,117
176,000	5.000		05/01/2026	177,731
185,000	5.000		05/01/2027	188,165
1,869,000	5.000		05/01/2035	1,940,296
Broward County School Board Certificates of Participation Series 2015A (Aa3/A+)
16,915,000	5.000		07/01/2025	16,999,824
Capital Trust Agency, Inc. RB for Liza Jackson Preparatory School, Inc. Series 2020 A (Baa3/NR)
315,000	4.000		08/01/2030	311,271
Celebration Community Development District Special Assessment for Assessment Area One Project Series 2021 (NR/NR)
235,000	2.750		05/01/2031	218,577
Century Gardens Community Development District Miami-Dade County Florida Special Assessment Refunding Bonds Series 2024 (NR/NR)
118,000	5.000		05/01/2025	118,144
125,000	5.000		05/01/2026	126,894
131,000	5.000		05/01/2027	134,019
1,126,000	5.000		05/01/2034	1,163,806
City of Fort Lauderdale Special Assessment Bonds for Las Olas Isles Underground Project Series 2022 (NR/NR)
220,000	5.000	(d)	07/01/2029	227,190
City of Ft. Lauderdale Special Assessment Bonds for Las Olas Isles Undergrounding Project Series 2022 (NR/NR)
180,000	5.000	(d)	07/01/2025	180,465
190,000	5.000	(d)	07/01/2026	192,534
200,000	5.000	(d)	07/01/2027	204,080
City of Jacksonville Special Revenue Refunding Bonds Series 2023A (NR/AA)
700,000	5.000		10/01/2025	707,245
City of Jacksonville Special Revenue Refunding Bonds Series 2023B (NR/AA)
1,250,000	5.000		10/01/2025	1,262,937
City of Orlando Community Redevelopment Agency Tax Increment Revenue Refunding Bonds Series 2012 (NR/NR)
1,765,000	5.000		04/01/2025	1,765,000
City of South Miami Health Facilities Authority Florida Hospital Refunding RB Series 2017 Baptist Health South Florida Obligated Group (A1/AA-)
1,500,000	5.000		08/15/2047	1,508,990
City of South Miami Health Facilities Authority Hospital RB Refunding for Baptist Health South Florida Obligated Group Series 2017 (A1/AA-)
3,000,000	5.000		08/15/2026	3,069,551
7,170,000	5.000		08/15/2027	7,476,406
Cityplace Community Development District Special Assessment Revenue Refunding Bonds Series 2012 (NR/NR)
2,415,000	5.000		05/01/2026	2,434,702
Copper Oaks Community Development District Special Assessment Refunding and Improvement Bonds Series 2021 (NR/NR)
183,000	3.000		05/01/2025	182,752
175,000	3.000		05/01/2031	159,521

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Coral Keys Homes Community Development District Miami-Dade County, Florida Special Assessment Bonds, Series 2020 (NR/NR)
$170,000	3.125%		05/01/2030	$162,762
Cordoba Ranch Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
150,000	3.000		05/01/2025	149,849
315,000	3.000		05/01/2026	311,917
Cypress Bluff Community Development District Special Assessment for Del WEBB Project Series 2020 A (NR/NR)
145,000	2.700	(d)	05/01/2025	144,828
Cypress Mill Community Development District Special Assessment Bonds for Bank Qualified 2023 Project Series 2023 (NR/BBB)
245,000	4.000		05/01/2028	245,290
250,000	4.000		05/01/2033	235,915
Cypress Shadows Community Development District Capital Improvement Revenue Refunding Bonds Series 2022 (NR/NR)
37,000	4.000		11/01/2026	36,985
Duval County School Board Certificates of Participation Series 2022A (AGM) (NR/AA)
3,185,000	5.000		07/01/2026	3,269,862
5,105,000	5.000		07/01/2027	5,330,521
Entrada Community Development District St Johns County, Florida Capital Improvement RB, Series 2021 (NR/NR)
165,000	2.125	(d)	05/01/2026	161,664
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
2,180,000	4.250		05/01/2029	2,187,807
Fishhawk Ranch Community Development District Special Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
275,000	2.000		11/01/2025	271,201
280,000	2.000		11/01/2026	270,011
290,000	2.000		11/01/2027	273,320
295,000	2.000		11/01/2028	271,313
300,000	2.000		11/01/2029	269,647
305,000	2.125		11/01/2030	264,698
Florida Development Finance Corporation Educational Facilities RB Saint andrew’s School of Boca Raton Inc. Project Series 2024A (NR/BBB+)
150,000	5.000		06/01/2028	155,986
375,000	5.000		06/01/2029	392,464
295,000	5.000		06/01/2030	310,069
415,000	5.000		06/01/2031	437,066
Florida Housing Finance Corp. Multifamily Mortgage RB for Brownsville Transit Village V 2024 Series B (GNMA COLL) (NR/AA+) (PUTABLE)
780,000	3.350	(b)(c)	10/01/2027	781,541
Florida Insurance Assistance Interlocal Agency Insurance Assessment RB Series 2023A-1 (Aa2/A)
6,425,000	5.000		09/01/2025	6,434,308
5,510,000	5.000		09/01/2026	5,602,522
4,020,000	5.000		09/01/2027	4,117,920
Florida Municipal Power Agency All-Requirements Power Supply Project Refunding RB Series 2016A (A2/NR)
2,285,000	5.000		10/01/2027	2,346,249
Flow Way Community Development District Collier County Florida Special Assessment Refunding Bonds Series 2024 (NR/NR)
160,000	5.000		05/01/2025	160,116

216	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Flow Way Community Development District Collier County Florida Special Assessment Refunding Bonds Series 2024 (NR/NR) – (continued)
$165,000	5.000%		05/01/2026	$166,692
125,000	5.000		05/01/2027	127,238
745,000	5.000		05/01/2034	775,245
Flow Way Community Development District Collier County, Florida Special Assessment Bonds, Series 2019 Phase 7 and Phase 8 Projects Bank Qualified (NR/NR)
995,000	3.700		11/01/2029	978,610
Fontainbleau Lakes Community Development District Special Assessment RB Refunding Series 2016 (NR/BBB+)
255,000	2.750		05/01/2025	254,617
260,000	3.000		05/01/2026	256,885
Gardens at Hammock Beach Community Development District Flagler County Florida Special Assessment Bonds Assessment Area One Series 2024-1 (NR/NR)
190,000	4.800		05/01/2031	188,830
Gateway Services Community Development District Special Assessment Bonds Series 2023-1 (AGM) (NR/AA)
1,730,000	3.250		05/01/2028	1,714,121
Grand Bay at Doral Community Development District Miami-Dade County Florida Special Assessment Refunding Bonds Series 2025A-1 (NR/NR)
185,000	5.000		05/01/2026	187,289
195,000	5.000		05/01/2027	199,157
200,000	5.000		05/01/2028	205,882
Greater Orlando Aviation Authority Priority Subordinated Airport Facilities RB Series 2024 (AMT) (Aa3/AA-)
2,670,000	5.000		10/01/2032	2,869,624
Harvest Ridge Community Development District Special Assessment Bonds Series 2024 (NR/NR)
275,000	4.375		05/01/2031	273,647
755,000	5.125		05/01/2044	740,259
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)
1,000,000	4.000		05/01/2031	987,047
Herons Glen Recreation District Special Assessment Refunding Bonds Series 2020 (BAM) (NR/AA)
175,000	2.500		05/01/2025	174,782
200,000	2.500		05/01/2026	197,531
Highlands Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
320,000	3.000		05/01/2025	319,517
Hillsborough County Aviation Authority Florida Tampa International Airport RB 2024 Series B (AMT) (Aa3/NR)
1,845,000	5.000		10/01/2028	1,937,049
Hillsborough County Industrial Development Authority Health System RB Baycare Health System Series 2024C (Aa2/NR)
3,465,000	5.000		11/15/2029	3,745,330
Homestead 50 Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
132,000	3.000		05/01/2025	131,859
139,000	3.000		05/01/2026	137,335
Housing Finance Authority of Broward County Florida Multifamily Housing RB Series 2024 (HUD SECT 8) (Aaa/NR) (PUTABLE)
3,750,000	3.150	(b)(c)	03/01/2028	3,729,543

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Housing Finance Authority of Broward County Multifamily Housing RB for Pinnacle 441 Phase 2 Series 2023 (Aaa/NR) (PUTABLE)
$1,200,000	4.050	%(b)(c)	09/01/2056	$1,208,969
Housing Finance Authority of Hillsborough County Multifamily Housing Zion Village RB Series 2024 (HUD SECT 8) (Aaa/NR)
1,755,000	3.250	(b)(c)	09/01/2042	1,754,117
Housing Finance Authority of Miami-Dade County Multifamily Housing RB for Emerald Dunes Series 2023B (Aaa/NR) (PUTABLE)
1,155,000	4.050	(b)(c)	09/01/2026	1,158,235
Housing Finance Authority of Polk County Multifamily Housing RB for Episcopal Catholic Apartments Series 2023 (HUD SECT 8) (Aaa/NR) (PUTABLE)
1,643,000	4.150	(b)(c)	12/01/2040	1,660,539
JEA Electric System RB Series Three 2024A (AGC) (A1/AA)
1,250,000	5.000		10/01/2032	1,396,658
Julington Creek Plantation Community Development District St. Johns County, Florida Special Assessment RB, Series 2023 (AGM) (NR/AA)
4,090,000	5.000		05/01/2032	4,464,079
Keys Edge Community Development District Special Assessment Bonds for Assessment Area One Project Series 2024 (NR/NR)
405,000	4.375		05/01/2031	401,095
Kindred Community Development District II Special Assessment Bonds Series 2021 (NR/NR)
100,000	2.700		05/01/2031	92,898
Lake Frances Community Development District Miami-Dade County Florida Special Assessment Refunding Bonds Series 2018 (NR/BBB-)
492,000	4.000		05/01/2031	479,958
Lake Frances Community Development District Special Assessment Refunding Series 2018 (NR/BBB-)
84,000	3.000		05/01/2025	83,880
Lakes By The Bay South Community Development District Miami- Dade County Florida Special Assessment Refunding Bonds Series 2024 (NR/NR)
4,000,000	5.000		05/01/2034	4,189,799
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (NR/AA)
60,000	2.000		05/01/2028	56,471
70,000	2.000		05/01/2029	64,332
1,835,000	2.500		05/01/2033	1,588,212
Lee County IDA Hospital Revenue Refunding Bonds Lee Health Sys Inc Series 2019 A-2 (A2/A+)
8,410,000	5.000	(b)(c)	04/01/2033	8,478,510
Lee County Industrial Development Authority Florida Healthcare Facilities RB Series 2024 Shell Point Obligated Group Series 2024B-3 (NR/BBB+)
5,000,000	4.125		11/15/2029	5,005,643
Marshall Creek Community Development District Special Assessment Refunding Series 2015 A (NR/NR)
1,350,000	5.000		05/01/2032	1,350,497
Miami Dade County Educational Facility Authority RB for University of Miami (AMBAC) (A2/A-)
10,995,000	5.250		04/01/2027	11,502,564

The accompanying notes are an integral part of these financial statements.	217

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Miami-Dade County Aviation Revenue Refunding Bonds Series 2024A (AMT) (NR/A+)
$1,520,000	5.000%		10/01/2027	$1,580,846
1,110,000	5.000		10/01/2028	1,162,395
Miami-Dade County Florida Public Facilities Revenue and Revenue Refunding Bonds Jackson Health System Series 2025 (Aa2/NR)
4,770,000	5.000		06/01/2034	5,307,491
Miami-Dade County General Obligation Bonds Building Better Communities Program Series 2015-D (Aa2/AA)
3,710,000	5.000		07/01/2027	3,810,977
Mirabella Community Development District Hillsborough County Florida Capital Improvement Revenue Refunding Bonds Series 2025 (NR/NR)
26,000	5.000		05/01/2025	26,021
40,000	5.000		05/01/2026	40,478
42,000	5.000		05/01/2027	42,895
44,000	5.000		05/01/2028	45,294
379,000	5.000		05/01/2035	399,203
Moody River Estates Community Development District Lee County Florida Senior Special Assessment Refunding Bonds Series 2017A-1 (NR/A-)
500,000	4.000		05/01/2031	494,315
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/A)
125,000	3.500	(d)	05/01/2025	124,849
Oak Creek Community Development District Pasco County Florida Bank Qualified Senior Special Assessment Refunding Bonds Series 2015A-1 (NR/A+)
200,000	4.000		05/01/2026	200,065
Oak Creek Community Development District Special Assessment Refunding Bonds Series 2015 A-1 (NR/A+)
1,150,000	4.450		05/01/2031	1,149,967
Ocala Preserve Community Development District Capital Improvement RB Series 2021 (NR/NR)
330,000	2.875		11/01/2031	297,360
Orange County Health Facilities Authority RB Presbyterian Retirement Communities Obligated Group Project Series 2024 (NR/NR)
1,000,000	5.000		08/01/2025	1,003,408
700,000	5.000		08/01/2026	712,087
1,245,000	5.000		08/01/2027	1,283,133
1,295,000	5.000		08/01/2028	1,348,514
915,000	5.000		08/01/2029	961,850
955,000	5.000		08/01/2030	1,008,735
1,510,000	5.000		08/01/2031	1,601,160
1,585,000	5.000		08/01/2032	1,683,583
1,665,000	5.000		08/01/2033	1,773,907
1,745,000	5.000		08/01/2034	1,855,057
Orange County Health Facilities Authority Revenue Hospital Bonds for AdventHealth Obligated Group Series 2021 C (NR/AA) (PUTABLE)
15,575,000	5.000	(b)(c)	11/15/2052	16,045,759
Osceola County Transportation Improvement Refunding RB Series 2019A-1 (NR/BBB+)
275,000	5.000		10/01/2025	276,913

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Palm Beach County Health Facilities Authority RB Refunding for Lifespace Communities, Inc. Obligated Group Series 2021 C (NR/NR)
$1,105,000	4.000%		05/15/2026	$1,104,327
Parkway Center Community Development District Special Assessment Refunding Bonds Series 2018-1 (NR/A-)
255,000	3.500		05/01/2025	254,944
Pasco County Capital Improvement Cigarette Tax Allocation Bonds Series 2023A (AGM) (A1/AA)
250,000	5.250		09/01/2025	252,185
250,000	5.250		09/01/2026	257,578
300,000	5.250		09/01/2027	314,762
300,000	5.250		09/01/2028	319,743
Pine Ridge Plantation Community Development District Capital Improvement Revenue & Refunding Bonds Series 2021A-1 (AGM) (NR/AA)
510,000	2.000		05/01/2025	508,925
520,000	2.000		05/01/2026	507,407
530,000	2.000		05/01/2027	505,971
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-2 (NR/NR)
650,000	3.300		05/01/2030	630,117
Reunion East Community Development District Special Assessment Refunding Bonds for Osceola County Series 2015A (NR/NR)
680,000	5.000		05/01/2025	680,925
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 A (NR/NR)
6,820,000	5.000		05/01/2033	6,824,686
Reunion West Community Development District Special Assessment Refunding Bonds Series 2022 (NR/NR)
225,000	3.000		05/01/2025	224,790
285,000	3.000		05/01/2026	282,478
390,000	3.000		05/01/2027	382,326
River Bend Community Development District Senior Special Assessment Revenue Refunding Bonds Series 2016A-1 (NR/A-)
415,000	2.750		05/01/2025	414,409
425,000	3.000		05/01/2026	419,641
River Glen Community Development District Capital Improvement Revenue & Refunding Bonds Series 2021 (NR/BBB+)
139,000	2.500		05/01/2025	138,757
143,000	2.500		05/01/2026	139,913
146,000	2.500		05/01/2027	140,611
148,000	2.500		05/01/2028	139,934
157,000	2.500		05/01/2030	141,234
River Hall Community Development District Special Assessment Refunding Bonds Series 2021 A-1 (NR/NR)
180,000	3.000		05/01/2025	179,796
225,000	3.000		05/01/2026	222,188
Sabal Palm Community Development District Broward County Florida Special Assessment Refunding Bonds Series 2024 (NR/NR)
85,000	5.000		05/01/2025	85,060
65,000	5.000		05/01/2026	65,673
70,000	5.000		05/01/2027	71,254
Sandmine Road Community Development District Special Assessment Bonds for Polk County Series 2020 (NR/NR)
105,000	2.625	(d)	05/01/2025	104,859

218	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Sandmine Road Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
$400,000	3.125	%(d)	05/01/2030	$387,618
Sarasota National Community Development District Special Assessment Refunding Bonds Series 2020 (NR/NR)
240,000	3.000		05/01/2025	239,786
School Board of Miami-Dade County Florida Certificates of Participation Series 2016B (A1/A+)
7,340,000	5.000		08/01/2027	7,521,484
South Fork East Community Development District Hillsborough County Florida Capital Improvement Revenue Refunding Bonds Series 2025 (NR/NR)
53,000	5.000		05/01/2026	53,673
55,000	5.000		05/01/2027	56,239
58,000	5.000		05/01/2028	59,808
500,000	5.000		05/01/2035	524,858
South Village Community Development District Capital Improvement Revenue & Refunding Bonds Series 2016A-1 (NR/A+)
100,000	2.750		05/01/2025	99,912
95,000	3.000		05/01/2026	94,128
State of Florida Department of Transportation Full Faith and Credit Right-of-Way Acquisition and Bridge Construction Refunding Bonds Series 2016A (Aaa/AAA)
2,500,000	4.000		07/01/2031	2,526,273
Storey Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
95,000	3.125		12/15/2025	94,366
Storey Park Community Development District Special Assessment Bonds for Assessment Area Three Project Series 2019 (NR/NR)
460,000	3.750	(d)	06/15/2029	454,918
Summerstone Community Development District Pasco County, Florida Special Assessment RB, Series 2020 Phase One (NR/NR)
35,000	2.500		05/01/2025	34,951
Summerville Community Development District Special Assessment Refunding Series 2020 (NR/NR)
121,000	3.000		05/01/2025	120,870
725,000	3.500		05/01/2031	686,489
Talis Park Community Development District Capital Improvement Refunding RB Series 2024 (NR/NR)
50,000	5.000	(d)	05/01/2025	50,036
60,000	5.000	(d)	05/01/2026	60,730
115,000	5.000	(d)	05/01/2027	117,244
125,000	5.000	(d)	05/01/2028	128,311
130,000	5.000	(d)	05/01/2029	133,990
105,000	5.000	(d)	05/01/2030	108,611
785,000	5.000	(d)	05/01/2035	804,545
Tampa Bay Water Utility System Refunding RB Series 2015A (Aa1/AA+)
4,225,000	4.000		10/01/2029	4,234,538
Tapestry Community Development District Special Assessment RB for City of Kissimmee Series 2016 (NR/NR)
230,000	4.250		05/01/2026	230,303
The Preserve At South Branch Community Development District Pasco County, Florida Special Assessment RB, Series 2021 Phase 3 (NR/NR)
250,000	3.000		05/01/2031	238,337

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
The School Board of Pinellas County Florida Certificates of Participation The School Board of Pinellas County Florida Master Lease Program Series 2021A (A2/NR)
$400,000	5.000%		07/01/2033	$438,586
Tolomato Community Development District Special Assessment Refunding Bonds Series 2022A (AGM) (NR/AA)
760,000	3.000		05/01/2025	759,568
1,605,000	3.000		05/01/2027	1,599,224
Touchstone Community Development District Senior Special Assessment Bonds Series 2022A-1 (NR/BBB+)
105,000	4.500		05/01/2026	105,780
115,000	4.500		05/01/2028	117,662
120,000	4.500		05/01/2029	123,114
Tradition Community Development District No. 9 Special Assessment Bonds Series 2021 (NR/NR)
540,000	2.700		05/01/2031	488,557
Trails at Monterey Community Development District Special Assessment Refunding Bonds Series 2012 (NR/A-)
140,000	4.150		05/01/2025	140,104
145,000	4.250		05/01/2026	145,131
Two Lakes Community Development District Special Assessment Bonds Series 2024 (Tax-Exempt) (NR/BBB)
585,000	5.000		05/01/2029	610,917
650,000	5.000		05/01/2031	686,089
Venetian Parc Community Development District Miami-Dade County Florida Special Assessment Refunding Bonds Series 2024 Assessment Area Two (NR/NR)
115,000	5.000		05/01/2025	115,080
120,000	5.000		05/01/2026	121,294
100,000	5.000		05/01/2027	101,891
1,075,000	5.000		05/01/2034	1,118,642
Verandah East Community Development District Special Assessment Revenue Refunding Improvement Bonds for Lee County Series 2016 (NR/NR)
1,035,000	3.750		05/01/2026	1,028,470
Viera East Community Development District Special Assessment Bonds Series 2020 (AGM) (NR/AA)
1,715,000	2.600		05/01/2034	1,410,118
Viera East Community Development District Special Revenue Assessment Bonds Series 2020 (AGM) (NR/AA)
500,000	2.000		05/01/2025	498,754
795,000	2.000		05/01/2026	772,174
Villa Portofino West Community District Special Assessment Refunding Series 2020 (NR/NR)
177,000	3.000		05/01/2025	176,811
973,000	3.500		05/01/2030	928,348
Village Community Development District No. 13 Special Assessment RB Series 2020 (NR/NR)
10,000	1.875	(d)	05/01/2025	9,984
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (NR/NR)
280,000	4.000		05/01/2025	280,143
Village Community Development District Special Assessment Revenue Refunding Bonds Series 2020 (AGM) (NR/AA)
1,305,000	5.000		05/01/2025	1,306,792
1,375,000	5.000		05/01/2026	1,402,013
Watergrass Community Development District Special Assessment Revenue Refunding Bonds Series 2021 (NR/NR) (NR/NR)
215,000	2.000		05/01/2026	210,061

The accompanying notes are an integral part of these financial statements.	219

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)
$2,000,000	3.750	%(d)	06/15/2030	$1,936,162
Winding Cypress Community Development District Special Assessment Bonds for Collier County Series 2015 (NR/NR)
85,000	4.375		11/01/2025	85,070

				251,450,579

Georgia - 2.8%
Bartow County Development Authority Pollution Control RB for Georgia Power Company Plant Bowen Project Series 2009 (A3/A/A-2) (PUTABLE)
3,130,000	3.950	(b)(c)	12/01/2032	3,194,108
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Series 1996 (A3/A) (PUTABLE)
1,335,000	3.875	(b)(c)	10/01/2032	1,343,015
City of Atlanta GO Public Improvement Bonds Series 2022A-1 (Aa1/NR)
545,000	5.000		12/01/2025	553,106
1,000,000	5.000		12/01/2026	1,037,188
525,000	5.000		12/01/2027	554,800
City of Atlanta GO Public Improvement Bonds Series 2022A-2 (Aa1/NR)
1,105,000	5.000		12/01/2025	1,121,434
1,100,000	5.000		12/01/2026	1,140,907
2,375,000	5.000		12/01/2027	2,509,812
Colquitt County School District GO Bonds Series 2023 (ST AID WITHHLDG) (Aa1/NR)
585,000	5.000		12/01/2025	593,467
935,000	5.000		12/01/2026	968,840
Development Authority of Burke County Pollution Control RB for Georgia Power Company Plant Vogtle Project First Series 2012 (A3/A) (PUTABLE)
4,850,000	2.875	(b)(c)	12/01/2049	4,827,237
Development Authority of Burke County Pollution Control RB for Georgia Power Company Plant Vogtle Project First Series 2013 (A3/A) (PUTABLE)
2,395,000	3.375	(b)(c)	11/01/2053	2,400,390
Development Authority of Burke County Pollution Control RB for Georgia Power Company Plant Vogtle Project Second Series 2008 (A3/A/A-1) (PUTABLE)
2,020,000	3.375	(b)(c)	11/01/2048	2,026,441
Development Authority of Burke County Pollution Control RB Georgia Power Company Plant Vogtle Project Fifth Series 1994 (A3/A) (PUTABLE)
1,950,000	3.700	(b)(c)	10/01/2032	1,973,365
Housing Authority of Douglas County Multifamily Housing RB Astoria at Crystal Lake Project Series 2024B (Aaa/NR)
1,000,000	5.000	(b)(c)	10/01/2028	1,041,962
Housing Authority of The City of Lawrenceville Multifamily Housing RB Applewood Towers Project Series 2024B (Aaa/NR)
1,615,000	5.000	(b)(c)	10/01/2028	1,682,768
Main Street Natural Gas Inc. Gas Supply RB Series 2019A (A1/NR)
2,500,000	5.000		05/15/2025	2,503,316
3,000,000	5.000		05/15/2026	3,041,562
500,000	5.000		05/15/2027	512,657

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Georgia – (continued)
Main Street Natural Gas Inc. Gas Supply RB Series 2019A (A1/NR) – (continued)
$1,975,000	5.000%		05/15/2030	$2,038,038
Main Street Natural Gas Inc. Gas Supply RB Series 2019C (A3/NR)
5,230,000	4.000	(b)(c)	03/01/2050	5,240,525
Main Street Natural Gas Inc. Gas Supply RB Series 2021A (Aa1/NR)
3,000,000	4.000	(b)(c)	07/01/2052	3,024,720
Main Street Natural Gas Inc. Gas Supply RB Series 2021C (A3/NR)
1,000,000	4.000		12/01/2025	1,003,738
Main Street Natural Gas Inc. Gas Supply RB Series 2022B (A3/NR)
1,740,000	5.000		06/01/2027	1,787,795
Main Street Natural Gas Inc. Gas Supply RB Series 2022C (NR/BBB-)
1,705,000	4.000	(d)	11/01/2025	1,705,988
3,665,000	4.000	(d)	11/01/2026	3,664,699
Main Street Natural Gas Inc. Gas Supply RB Series 2023B (Aa1/NR)
13,040,000	5.000	(b)(c)	07/01/2053	13,691,984
Main Street Natural Gas Inc. Gas Supply RB Series 2024D (Aa3/NR)
8,200,000	5.000	(b)(c)	04/01/2054	8,689,384
Main Street Natural Gas Inc. Gas Supply RB Series 2024E (A3/NR)
7,000,000	5.000	(b)(c)	05/01/2055	7,403,350
Main Street Natural Gas Inc. Gas Supply RB Series 2025A (Aa3/NR)
7,725,000	5.000	(b)(c)	06/01/2055	8,242,864
Main Street Natural Gas Inc., Gas Supply RB Series 2023E-1 (Aa1/NR)
4,000,000	5.000	(b)(c)	12/01/2053	4,232,389
Main Street Natural Gas Inc., Gas Supply RB, Series 2019A (A1/NR)
3,740,000	5.000		05/15/2028	3,877,246
Main Street Natural Gas, Inc. Gas Supply RB Series 2022A (A3/NR)
500,000	4.000		12/01/2025	501,705
Main Street Natural Gas, Inc., Gas Supply RB Series 2024A (Aa1/NR)
2,800,000	5.000	(b)(c)	05/01/2054	2,971,308
Medical Center Hospital Authority Revenue Anticipation Certificates for Piedmont Healthcare Project Series 2019A (A1/AA-)
7,190,000	5.000	(b)(c)	07/01/2054	7,298,718
Monroe County Development Authority Pollution Control RB First Series 2009 (A3/A/A-1) (PUTABLE)
2,275,000	1.000	(b)(c)	07/01/2049	2,159,767
Monroe County Development Authority Pollution Control RB for Georgia Power Company Plant Scherer Project Series 2006 (A3/A) (PUTABLE)
1,560,000	3.875	(b)(c)	12/01/2041	1,570,221
Monroe County Development Authority Pollution Control RB for Georgia Power Company Plant Scherer Project Series 2012 (A3/A) (PUTABLE)
2,875,000	3.875	(b)(c)	06/01/2042	2,893,837

220	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Georgia – (continued)
Monroe County Development Authority Pollution Control RB for Georgia Power Company Plant Scherer Project Series 2013 (A3/A) (PUTABLE)
$1,560,000	3.875	%(b)(c)	04/01/2043	$1,570,221
Monroe County Georgia Development Authority Pollution Control RBGeorgia Power Company Plant Scherer Project First Series 2008 (A3/A) (PUTABLE)
7,500,000	3.350	(b)(c)	11/01/2048	7,458,738
Municipal Electric Authority of Georgia Project One Subordinated Bonds Series 2024A (A2/A-)
275,000	5.000		01/01/2028	289,057
125,000	5.000		01/01/2029	133,366
400,000	5.000		01/01/2030	432,121
500,000	5.000		01/01/2031	545,152
Richmond County Board of Education GO Sales Tax Bonds Series 2023 (ST AID WITHHLDG) (Aa1/AA+)
875,000	5.000		10/01/2025	884,405
2,850,000	5.000		10/01/2026	2,942,863
650,000	5.000		10/01/2027	683,968
Urban Residential Finance Authority of The City of Atlanta Georgia Multifamily Housing RB Series 2024B (Aaa/NR)
8,920,000	2.920	(b)(c)	05/01/2029	8,826,218

				138,790,760

Guam - 0.3%
A.B. Won Pat International Airport Authority Guam General RB 2024 Series A (AMT) (Baa2/NR)
120,000	5.000		10/01/2027	123,195
200,000	5.000		10/01/2028	206,717
500,000	5.000		10/01/2029	519,023
250,000	5.000		10/01/2030	260,232
250,000	5.000		10/01/2031	260,590
350,000	5.000		10/01/2032	364,039
A.B. Won Pat International Airport Authority Guam General RB 2024 Series B (NON-AMT) (Baa2/NR)
200,000	5.000		10/01/2030	214,479
200,000	5.000		10/01/2031	215,770
400,000	5.000		10/01/2032	432,234
200,000	5.000		10/01/2033	215,919
Guam Power Authority Refunding RB Series 2022 A (Baa2/BBB)
1,300,000	5.000		10/01/2029	1,376,305
Guam Power Authority Revenue Refunding Bonds 2024 Series A (Baa2/BBB)
500,000	5.000		10/01/2025	503,847
500,000	5.000		10/01/2026	512,289
450,000	5.000		10/01/2027	467,530
500,000	5.000		10/01/2028	525,298
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2024A (Baa2/A-)
350,000	5.000		07/01/2025	351,539
350,000	5.000		07/01/2026	357,861
350,000	5.000		07/01/2027	363,344
750,000	5.000		07/01/2028	789,006
700,000	5.000		07/01/2029	743,382
1,125,000	5.000		07/01/2030	1,204,963
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2024B (Baa2/A-)
500,000	5.000		07/01/2025	502,199
600,000	5.000		07/01/2026	613,477

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Guam – (continued)
Guam Waterworks Authority RB Refunding for Water &
Wastewater System Series 2024B (Baa2/A-) – (continued)
$500,000	5.000%		07/01/2027	$519,062
1,000,000	5.000		07/01/2028	1,052,009
985,000	5.000		07/01/2029	1,046,044
1,175,000	5.000		07/01/2030	1,258,516
Port Authority of Guam Port RB 2018 Series B Private Activity (AMT) (Baa2/A)
410,000	5.000		07/01/2032	419,516

				15,418,385

Hawaii - 0.8%
City and County of Honolulu GO Bonds for Honolulu Rail Transit Project Series 2021E (Aa2/NR)
5,315,000	5.000		03/01/2027	5,536,724
City and County of Honolulu Multifamily Housing RB Maunakea Tower Apartments Series 2023 (HUD SECT 8) (Aaa/NR) (PUTABLE)
7,040,000	5.000	(b)(c)	06/01/2027	7,183,089
City and County of Honolulu Wastewater System RB Junior Series 2025A (NR/AA+)
3,400,000	5.000	(e)	07/01/2032	3,803,518
City of Honolulu GO Bonds Series A (Aa2/NR)
10,575,000	4.000		10/01/2034	10,577,161
Kauai County Community Facilities District No. 2008-1 Special Tax RB for Kukui’ula Development Series 2019 (NR/NR)
75,000	5.000		05/15/2029	77,310
State of Hawaii Department of Budget and Finance Special Purpose RB Refunding Series 2017A (Ba3/NR)
10,735,000	3.100		05/01/2026	10,506,500

				37,684,302

Idaho - 0.1%
Idaho Health Facilities Authority St. Luke’S Health System Project RB Series 2025C (NR/A)
2,000,000	5.000	(b)(c)	03/01/2060	2,182,101

Illinois - 7.4%
Board of Trustee of Northern Illinois University Auxiliary Facilities System RB Series 2021 (BAM) (Baa3/AA)
325,000	5.000		10/01/2025	327,555
250,000	5.000		10/01/2026	255,623
325,000	5.000		10/01/2028	339,572
Carol Stream Park District GO Refunding Park Bonds Series 2016 (BAM) (NR/AA)
4,705,000	5.000		01/01/2037	4,765,115
Chicago GO Bonds 2019A (NR/BBB)
3,210,000	5.000		01/01/2028	3,316,575
Chicago GO Bonds 2019A (NR/NR)
550,000	5.000		01/01/2028	580,623
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL) (Baa3/BB+)
660,000	0.000	(g)	12/01/2026	618,707
4,645,000	0.000	(g)	12/01/2027	4,179,318
365,000	0.000	(g)	12/01/2029	300,687

The accompanying notes are an integral part of these financial statements.	221

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa3/BB+)
$250,000	0.000	%(g)	12/01/2027	$224,937
95,000	0.000	(g)	12/01/2029	78,261
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Capital Appreciation Boards School Reform Series 1998 B-1 (NATL) (Baa3/BB+)
640,000	0.000	(g)	12/01/2025	623,970
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (NR/AA)
1,825,000	5.000		12/01/2025	1,842,448
3,615,000	5.000		12/01/2026	3,701,766
Chicago Park District GO LT Refunding Bonds Series 2023C (NR/AA-)
2,400,000	5.000		01/01/2026	2,430,604
2,780,000	5.000		01/01/2027	2,869,474
1,965,000	5.000		01/01/2028	2,061,079
City of Chicago Board of Education Capital Appreciation Bonds for School Reform Series 1998B-1 (NATL) (Baa3/BB+)
685,000	0.000	(g)	12/01/2028	590,175
City of Chicago Board of Education GO Bonds Series 1999 A (NATL) (Baa3/BB+)
3,420,000	5.500		12/01/2026	3,473,992
1,755,000	0.000	(g)	12/01/2030	1,381,642
City of Chicago Board of Education UT GO Refunding Bonds Series 2018A (AGM) (NR/AA)
1,500,000	5.000		12/01/2029	1,559,282
City of Chicago Board of Education UT GO Refunding Bonds Series 2018C (AGM) (NR/AA)
5,000,000	5.000		12/01/2027	5,167,524
7,535,000	5.000		12/01/2029	7,822,339
1,000,000	5.000		12/01/2030	1,035,406
City of Chicago GO Bonds Project & Refunding Series 2017A (NR/BBB)
2,000,000	5.625		01/01/2031	2,052,822
City of Chicago GO Bonds Refunding Series 2020A (NR/BBB)
3,430,000	5.000		01/01/2027	3,507,349
5,245,000	5.000		01/01/2028	5,419,138
City of Chicago GO Bonds Refunding Series 2021B (NR/BBB)
1,855,000	4.000		01/01/2028	1,868,540
City of Chicago GO Bonds Refunding Series 2024B (NR/BBB)
10,205,000	5.000		01/01/2032	10,800,630
City of Chicago GO Refunding Bonds Series 2020 A (NR/BBB)
1,000,000	5.000		01/01/2029	1,041,636
City of Chicago Midway Airport RB Refunding for Senior Lien Airport Series 2023B (NON-AMT) (BAM) (NR/AA)
3,250,000	5.000		01/01/2026	3,302,117
2,345,000	5.000		01/01/2027	2,432,261
City of Chicago Midway Airport RB Refunding for Senior Lien Airport Series 2023C (AMT) (NR/A)
5,000,000	5.000		01/01/2026	5,074,572
5,755,000	5.000		01/01/2027	5,887,828
City of Chicago Midway Airport Senior Lien Airport Refunding RB Series 2023C (AMT) (NR/A)
1,000,000	5.000		01/01/2028	1,036,403

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
City of Chicago Multi-Family Housing RB The Ave Sw Project Series 2025 (Aaa/NR)
$4,600,000	3.200	%(b)(c)	10/01/2028	$4,594,617
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2024C (AMT) (NR/A+)
420,000	5.000		01/01/2034	451,198
City of Chicago O’Hare International Airport General Airport Senior Lien Refunding RB Series 2024C (AMT) (NR/A+)
10,000,000	5.000		01/01/2028	10,409,293
City of Chicago Second Lien Wastewater Transmission RB Refunding Series 2024A (NR/A+)
500,000	5.000		01/01/2026	507,204
600,000	5.000		01/01/2027	620,060
City of Chicago Second Lien Wastewater Transmission RB Refunding Series 2024B (BAM) (NR/AA)
1,800,000	5.000		01/01/2030	1,944,433
City of Chicago Second Lien Water RB Refunding Series 2024A (NR/A+)
2,650,000	5.000		11/01/2031	2,906,189
City of Chicago Second Lien Water Revenue Refunding Bonds Series 2004 (NR/A+)
1,900,000	5.000		11/01/2026	1,957,749
City of Chicago Special Assessment Improvement Bonds Refunding Series 2022 (NR/NR)
329,000	2.530	(d)	12/01/2025	325,337
305,000	2.690	(d)	12/01/2026	297,496
255,000	2.870	(d)	12/01/2027	246,010
City of Chicago Special Assessment Improvement Bonds Refunding Series 2022 Lakeshore East Project (NR/NR)
270,000	3.040	(d)	12/01/2028	258,401
City of Springfield Illinois Senior Lien Electric Revenue Refunding Bonds Series of 2024 (BAM) (A3/AA)
4,900,000	5.000		03/01/2030	5,273,404
Forest Preserve District of Will County Illinois GO Limited Tax Bonds Series 2024 (Aa1/NR)
225,000	5.000		12/15/2031	247,561
225,000	5.000		12/15/2032	248,882
Illinois Community College District No. 512 GO Bonds Series 2020 (Aaa/NR)
1,980,000	4.000		12/15/2025	1,995,274
Illinois Finance Authority RB for Presbyterian Homes Obligated Group Series 2021 B (NR/NR)
(SIFMA Municipal Swap Index Yield + 0.70%)
2,250,000	3.570	(b)(f)	05/01/2042	2,230,612
Illinois Finance Authority RB for University of Illinois Series 2020 (NR/BBB+)
500,000	5.000		10/01/2026	509,330
Illinois Finance Authority RB Refunding for American Water Capital Corp. Project Series 2020 (NON-AMT) (Baa1/A) (PUTABLE)
700,000	3.875	(b)(c)	05/01/2040	689,496
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (Ba2/NR)
600,000	5.000		09/01/2025	600,925
Illinois Finance Authority RB Refunding for Lifespace Communities, Inc. Obligated Group Series 2015 A (NR/NR)
540,000	5.000		05/15/2026	540,304

222	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
Illinois Finance Authority RB The University of Chicago Series 2024B (Aa2/AA-)
$2,400,000	5.000%		04/01/2027	$2,500,160
2,700,000	5.000		04/01/2028	2,859,876
Illinois Finance Authority Revenue Refunding Bonds Bradley University Project Series 2024 (NR/BBB+)
430,000	5.000		08/01/2025	431,974
500,000	5.000		08/01/2026	509,689
500,000	5.000		08/01/2027	515,296
805,000	5.000		08/01/2028	837,090
Illinois Finance Authority Revenue Refunding Bonds Noble Network of Charter Schools Series 2025A (NR/BBB)
695,000	5.000		09/01/2026	710,351
490,000	5.000		09/01/2027	507,092
520,000	5.000		09/01/2028	543,490
815,000	5.000		09/01/2029	857,888
860,000	5.000		09/01/2030	909,841
910,000	5.000		09/01/2031	967,735
Illinois Finance Authority Taxable RB for Theory and Computing Sciences Building Trust Series 2023 (A2/NR)
12,575,000	6.693		07/01/2033	12,921,777
Illinois Finance Authority Tax-Exempt Surface Freight Transfer Facilities RB for Centerpoint Joliet Terminal Railroad Project Series 2020 (NR/BBB+)
3,000,000	4.125	(b)(c)(d)	12/01/2050	2,948,828
Illinois Housing Development Authority Multifamily Housing RB Series 2024 Walden Oaks Il (HUD SECT 8 FHA 221(D)(4)) (Aaa/NR)
2,500,000	5.000	(b)(c)	10/01/2027	2,564,876
Illinois Housing Development Authority Multifamily Housing RB, Series 2023 (6900 Crandon) (HUD SECT 8 FHA 221(d)(4)) (Aaa/NR)
1,330,000	5.000	(b)(c)	02/01/2027	1,349,210
Illinois Housing Development Authority Multifamily Housing RB, Series 2023 South Shore (FHA 221(D4) HUD SECT 8) (FHA 221(D4) HUD SECT 8) (Aaa/NR)
5,335,000	4.000	(b)(c)	06/01/2026	5,339,981
Illinois Housing Development Authority Multifamily Housing RB, Series 2023 South Shore (HHDC) (HUD SECT 8) (Aaa/NR)
4,340,000	5.000	(b)(c)	02/01/2027	4,402,684
Illinois Sports Facilities Authority RB Bonds Series 2001 (AMBAC) (NR/BBB+)
3,235,000	0.000	(g)	06/15/2025	3,210,630
Illinois State GO Bonds Series 2017 D (A3/A-)
26,975,000	5.000		11/01/2025	27,266,600
34,465,000	5.000		11/01/2026	35,439,436
Metropolitan Pier & Exposition Authority Mccormick Place Expansion Project Refunding Bonds Series 2024A (NR/A)
2,150,000	5.000		06/15/2029	2,236,348
Metropolitan Pier & Exposition Authority Mccormick Place Expansion Project Refunding Bonds Series 2024B (NR/A)
4,435,000	4.000		12/15/2026	4,487,173
940,000	4.000		12/15/2027	954,967
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2022 B (NR/A)
3,000,000	5.000		12/15/2027	3,036,922
Northern Illinois University Board of Trustees Auxiliary Facilities System RB Series 2021 (BAM) (Baa3/AA)
325,000	5.000		10/01/2030	343,919

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
Sales Tax Securitization Corp Bonds Series 2018C (NR/A+)
$10,900,000	5.000%	01/01/2026	$11,058,497
Sales Tax Securitization Corp. Second Lien Sales Tax Securitization Bonds Series 2020A (NR/A+)
3,480,000	5.000	01/01/2026	3,530,603
Sales Tax Securitization Corp. Second Lien Sales Tax Securitization Bonds Series 2021A (NR/A+)
5,235,000	5.000	01/01/2027	5,399,871
1,675,000	5.000	01/01/2032	1,834,065
4,500,000	5.000	01/01/2033	4,959,601
State of Illinois Build Illinois Bonds Sales Tax RB Junior Obligation Series of March 2025 Junior Obligation Series A 2025 (NR/A)
3,100,000	5.000	06/15/2034	3,425,084
State of Illinois Build Illinois Junior Obligation Bonds Series 2021A (NR/A)
2,460,000	4.000	06/15/2025	2,463,345
State of Illinois General Obligation Bonds Series of May 2024B (A3/A-)
3,000,000	5.000	05/01/2026	3,059,515
3,000,000	5.000	05/01/2027	3,106,197
State of Illinois GO Bonds Series 2016 (A3/A-)
2,965,000	5.000	01/01/2026	3,006,045
5,700,000	5.000	11/01/2028	5,830,579
State of Illinois GO Bonds Series 2017A (A3/A-)
3,455,000	5.000	12/01/2027	3,603,390
State of Illinois GO Bonds Series 2017C (A3/A-)
6,540,000	5.000	11/01/2029	6,780,128
State of Illinois GO Bonds Series 2017D (A3/A-)
5,560,000	5.000	11/01/2027	5,796,028
State of Illinois GO Bonds Series 2020 (A3/A-)
2,465,000	5.500	05/01/2030	2,607,480
State of Illinois GO Bonds Series 2021A (A3/A-)
2,750,000	5.000	03/01/2026	2,796,498
State of Illinois GO Bonds Series of November 2019B (A3/A-)
10,000,000	5.000	11/01/2032	10,519,130
State of Illinois GO Bonds, Refunding Series of May 2023D (A3/A-)
8,035,000	5.000	07/01/2025	8,072,506
State of Illinois GO Refunding Bonds Series 2016 (A3/A-)
4,215,000	5.000	02/01/2026	4,279,794
4,020,000	5.000	02/01/2028	4,138,733
2,100,000	5.000	02/01/2029	2,157,809
State of Illinois GO Refunding Bonds Series 2018A (A3/A-)
6,490,000	5.000	10/01/2028	6,830,142
State of Illinois GO Refunding Bonds Series 2018B (A3/A-)
6,000,000	5.000	10/01/2028	6,314,461
State of Illinois GO Refunding Bonds Series of October 2016 Il (A3/A-)
225,000	5.000	02/01/2027	232,147
State of Illinois GO Unlimited Refunding Bonds Series 2018 B (A3/A-)
2,000,000	5.000	10/01/2025	2,018,601
The County of Cook Illinois Sales Tax RB Series 2024 (NR/AA-)
750,000	5.000	11/15/2027	786,482
1,000,000	5.000	11/15/2028	1,063,670

			363,147,979

The accompanying notes are an integral part of these financial statements.	223

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Indiana - 1.1%
City of Rockport Pollution Control Revenue Refunding Bonds for AEP Generating Company Project Series 1995 (NON-AMT) (Baa2/BBB+)
$4,150,000	3.125%		07/01/2025	$4,145,110
City of Rockport Pollution Control Revenue Refunding Bonds Series 1995 (NON-AMT) (Baa2/BBB+)
3,445,000	3.125		07/01/2025	3,440,941
City of Rockport Pollution Control Revenue Refunding Bonds Series 2009 B (NON-AMT) (A3/BBB+)
10,000,000	3.050		06/01/2025	9,989,479
City of Rockport Pollution Control Revenue Refunding Bonds Series D (A3/BBB+)
10,000,000	0.750		04/01/2025	10,000,000
City of Whiting Environmental Facilities Refunding RB for BP Products North America Inc. Project Series 2019A (A1/A-) (PUTABLE)
7,050,000	5.000	(b)(c)	12/01/2044	7,140,112
Indiana Finance Authority Health Facility RB Series 2024 (A3/A-)
450,000	5.000		03/01/2026	457,501
300,000	5.000		03/01/2027	309,801
350,000	5.000		03/01/2028	365,100
385,000	5.000		03/01/2029	405,406
1,030,000	5.000		03/01/2030	1,094,599
610,000	5.000		03/01/2031	652,909
Indiana Finance Authority RB Refunding for Indianapolis Power & Light Co. Series 2020 A (A2/A-) (PUTABLE)
3,000,000	0.750	(b)(c)	12/01/2038	2,911,882
Indiana Finance Authority RB Refunding for Indianapolis Power & Light Co. Series 2020 B (AMT) (A2/A-) (PUTABLE)
4,525,000	0.950	(b)(c)	12/01/2038	4,400,889
Indiana Finance Authority RB Refunding for Indianapolis Power & Light Co. Series 2021 (A2/A-)
3,000,000	0.650		08/01/2025	2,965,643
Indiana Housing & Community Development Authority Multifamily Housing RB Partners Preservation Projects Series 2023 (FHA 221(D)(4)) (FHA 221(D)(4)) (Aaa/NR) (PUTABLE)
700,000	4.100	(b)(c)	09/01/2028	702,104
The Indianapolis Local Public Improvement Bond Bank Bonds Series 2024E (NR/AA-)
1,920,000	5.000		02/01/2030	2,071,892
2,600,000	5.000		02/01/2031	2,840,158
895,000	5.000		02/01/2032	986,558

				54,880,084

Iowa - 0.3%
City of Waterloo Black Hawk County Iowa GO Capital Loan Notes Series 2024D (Aa2/NR)
1,900,000	4.500		06/01/2027	1,929,021
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds for Iowa Fertilizer Company Project Series 2022 (#Aaa/AA+)
3,170,000	5.000	(a)(b)(c)	12/01/2032	3,574,005
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds Series 2022 (#Aaa/AA+)
490,000	4.000	(a)(b)(c)	12/01/2032	519,267
1,260,000	5.000	(a)	12/01/2032	1,420,582

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Iowa – (continued)
Iowa Finance Authority RB Refunding for Lifespace Communities, Inc. Obligated Group Series 2021 A (NR/NR)
$2,105,000	4.000%		05/15/2026	$2,103,718
Iowa Higher Education Loan Authority Private College Facility RB University of Dubuque Project Series 2025 (NR/BBB-)
1,765,000	5.000		10/01/2032	1,833,362
1,950,000	5.000		10/01/2034	2,010,967

				13,390,922

Kansas - 0.4%
City of Burlington Environmental Improvement RB Refunding for Energy Metro, Inc. Project Series 2023 (A2/A)
3,775,000	4.300	(b)(c)	03/01/2045	3,780,507
City of Manhattan GO Temporary Notes Series 2022-01 (A1/NR)
17,410,000	1.750		06/15/2025	17,322,950

				21,103,457

Kentucky - 1.4%
Commonwealth of Kentucky State Property and Buildings Commission RB for Project No. 131, Series A (Aa3/NR)
500,000	5.000		10/01/2027	525,785
400,000	5.000		10/01/2028	427,714
County of Boone Pollution Control Revenue Refunding Bonds Series 2008A (NON-AMT) (Baa1/BBB+)
5,040,000	3.700		08/01/2027	5,054,843
County of Owen Water Facilities Refunding RB Series 2020 (NON-AMT) (Baa1/A) (PUTABLE)
700,000	3.875	(b)(c)	06/01/2040	691,725
Kenton County Kentucky Airport Board Cincinnati Northern Kentucky International Airport RB Series 2024 (A1/NR)
1,000,000	5.000		01/01/2029	1,049,955
Kenton County KY School District Financial Coporation School Building RB 2016 B (BAM-TCRS ST INTERCEPT) (Aa3/AA)
475,000	3.000		04/01/2030	460,374
Kentucky Asset/Liability Commission Project Notes 2024 Federal Highway Trust Fund First Refunding Series A (NR/AA)
7,985,000	5.000		09/01/2026	8,227,755
Kentucky Economic Development Finance Authority Healthcare Facilities Refunding RB Series 2022 (NR/NR)
3,570,000	4.500		10/01/2027	3,570,460
Kentucky Interlocal School Transportation Association Kista Equipment Lease Certificates of Participation Series of 2024 (ST INTERCEPT) (Aa3/NR)
550,000	4.000		03/01/2026	554,698
515,000	4.000		03/01/2027	523,984
Kentucky Public Energy Authority Gas Supply RB 2018 Series C-1 (NR/NR)
2,775,000	4.000	(b)(c)	12/01/2049	2,779,448
Louisville & Jefferson County Metropolitan Government RB Refunding for Louisville Gas & Electric Co. Series 2001 A (A1/A)
3,800,000	0.900		09/01/2026	3,635,608
Louisville Jefferson County Metro Government Health System RB for Norton Healthcare Series 2023A (NR/A)
700,000	5.000		10/01/2026	718,327
1,700,000	5.000		10/01/2027	1,775,070

224	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Kentucky – (continued)
Public Energy Authority of Kentucky Gas Supply RB Series 2019 A-1 (NR/NR)
$24,230,000	4.000	%(b)(c)	12/01/2049	$24,268,836

Public Energy Authority of Kentucky Gas Supply RB Series 2019C (A1/NR)
9,450,000	4.000	(b)(c)	02/01/2050	9,482,082
Public Energy Authority of Kentucky Gas Supply Revenue Refunding Bonds 2024 Series B (A1/NR)
500,000	5.000		08/01/2025	502,116
390,000	5.000		02/01/2026	394,240
800,000	5.000		08/01/2026	814,221
500,000	5.000		02/01/2027	512,031
1,150,000	5.000		08/01/2027	1,184,572
575,000	5.000		02/01/2028	594,635

				67,748,479

Louisiana - 1.3%
City of New Orleans GO Refunding Bonds Series 2022 (A2/A+)
3,000,000	5.000		12/01/2025	3,035,649
4,255,000	5.000		12/01/2026	4,392,112
1,715,000	5.000		12/01/2027	1,804,362
City of New Orleans Sewerage Service RB Series 2015 (NR/A)
1,000,000	5.000	(a)	06/01/2025	1,003,329

East Baton Rouge Sewerage Commission Tax Exempt Revenue Refunding Bonds Series 2020A (NR/AA-)
1,100,000	5.000		02/01/2026	1,120,510
Lakeshore Villages Master Community Development District Special Assessment Series 2021 (NR/NR)
695,000	2.875		06/01/2031	620,082
Louisiana Housing Corporation Multifamily Housing RB Arbours At Acadiana Project Series 2024 (FHA 221(D)(4)) (Aaa/NR)
2,228,000	5.000	(b)(c)	04/01/2028	2,304,043
Louisiana Housing Corporation Multifamily Housing RB Arbours At Bordeaux Project Series 2024 (FHA 221(D)(4)) (Aaa/NR)
2,000,000	5.000	(b)(c)	04/01/2028	2,068,261
Louisiana Housing Corporation Multifamily Housing RB Arbours At Lafayette Phase II Project Series 2024 (FHA 221(D)(4)) (Aaa/NR)
2,200,000	5.000	(b)(c)	04/01/2028	2,275,087
Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment RB for Louisiana Insurance Guaranty Association Project Series 2022B (A1/NR)
2,250,000	5.000		08/15/2025	2,265,425
3,300,000	5.000		08/15/2027	3,425,087
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue and Refunding RB for Christwood Project Series 2024 (NR/NR)
1,050,000	4.250	(d)	11/15/2030	1,042,089
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds for Ragin’ Cajun Facilities Student Housing & Parking Project Series 2017 (AGM) (NR/AA)
1,230,000	5.000		10/01/2026	1,262,243
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds for Westlake Chemical Corp. Project Series 2017 (Baa2/BBB+)
1,490,000	3.500		11/01/2032	1,422,741

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Louisiana – (continued)
Louisiana Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2007A (A3/NR)
$7,725,000	4.150%		09/01/2027	$7,775,185
Louisiana Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2007-B-2A-2 (NON-AMT) (A3/BBB+) (PUTABLE)
2,500,000	4.200	(b)(c)	10/01/2037	2,512,604
Louisiana Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2013A (NON-AMT) (A3/NR) (PUTABLE)
3,775,000	4.200	(b)(c)	09/01/2033	3,771,313
Louisiana Public Facilities Authority Hospital RB Louisiana Children’s Medical Center Project Series 2015A3 RMKT (NR/A)
6,250,000	5.000	(b)(c)	06/01/2045	6,500,466
Parish of East Baton Rouge Capital Improvements District Movebr Sales Tax RB Series 2024 (Aa2/AA+)
625,000	5.000		08/01/2028	667,639
750,000	5.000		08/01/2030	823,659
615,000	5.000		08/01/2031	682,765
840,000	5.000		08/01/2032	940,451
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-1 (A2/A-) (PUTABLE)
5,755,000	4.050	(b)(c)	06/01/2037	5,794,870
Parish of St. John the Baptist Revenue Refunding Bonds for Marathon Oil Project Series 2017 (A2/A-) (PUTABLE)
1,235,000	2.200	(b)(c)	06/01/2037	1,215,867
State of Louisiana Gasoline and Fuels Tax Revenue Refunding Bonds 2017 Series B (Aa2/AA)
1,425,000	5.000		05/01/2026	1,458,686
State of Louisiana Gasoline and Fuels Tax Second Lien Revenue Refunding Bonds 2022 Series A (Aa3/AA)
(SOFR + 0.50%)
4,330,000	3.538	(b)(f)	05/01/2043	4,318,871
State of Louisiana Grant Anticipation RB Series 2023 (NR/AA)
900,000	5.000		09/01/2026	927,615

				65,431,011

Maine - 0.0%
Maine Turnpike Authority RB Refunding Series 2015 (Aa3/AA-)
1,575,000	5.000		07/01/2026	1,583,243

Maryland - 1.0%
Community Development Administration Multifamily Development RB Sustainability Bonds for Villages at Marley Station Series 2024 D-2 (Cash-Collateralized) (Aaa/NR)
1,625,000	3.300		01/01/2029	1,621,282
Maryland Department of Transportation Consolidated Transportation Bonds Refunding Series 2016 (Aaa/AAA)
3,025,000	4.000		09/01/2027	3,105,774
Maryland Economic Development Corp. Private Activity RB for Purple Line Light Rail Project Series 2022A (Baa3/NR)
2,625,000	5.000		11/12/2028	2,659,170
Maryland Health & Higher Educational Facilities Authority RB for St. John’s College Series 2020 (NR/A-)
305,000	4.000		10/01/2026	306,237
Maryland Health and Higher Educational Facilities Authority RB Maryland Institute College of Art Issue Series 2024 (NR/NR)
170,000	5.250		06/01/2026	173,006

The accompanying notes are an integral part of these financial statements.	225

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Maryland – (continued)
Maryland Health and Higher Educational Facilities Authority RB Maryland Institute College of Art Issue Series 2024 (NR/NR) – (continued)
$275,000	5.250%		06/01/2027	$283,298
665,000	5.250		06/01/2028	692,826
400,000	5.250		06/01/2029	419,617
920,000	5.250		06/01/2030	971,930
975,000	5.250		06/01/2031	1,034,024
Maryland Health and Higher Educational Facilities Authority RB University of Maryland Medical System Issue Series 2025B (A2/A)
6,750,000	5.000	(b)(c)	07/01/2045	7,338,446
Maryland Stadium Authority RB Football Stadium Issue Series 2023A (NR/AA)
2,000,000	5.000		03/01/2026	2,040,490
State of Maryland GO Bonds for State & Local Facilities Loan Series 2020A (Aaa/AAA)
10,290,000	5.000		03/15/2027	10,726,602
State of Maryland GO Bonds for State & Local Facilities Loan Series 2021A (Aaa/AAA)
17,825,000	5.000		08/01/2027	18,739,948
Washington Suburban Sanitary District Consolidated Public Improvement Green Bonds of Series 2024 (CNTY GTD) (Aaa/AAA)
490,000	5.000		06/01/2026	503,465

				50,616,115

Massachusetts - 1.6%
City of Boston GO Bonds 2017 Series A (Aaa/AAA)
2,015,000	5.000		04/01/2025	2,015,000
Massachusetts Bay Transportation Authority Sales Tax RB Series 2005 A (Aa2/AA+)
25,035,000	5.000		07/01/2026	25,749,176
Massachusetts Development Finance Agency RB for Wellforce Issue, Serries 2020C (AGM) (NR/AA)
500,000	5.000		10/01/2028	529,154
Massachusetts Development Finance Agency RB Umass Memorial Health Care Obligated Group Issue Series N-1 2025 (NR/BBB+)
300,000	5.000		07/01/2026	306,720
360,000	5.000		07/01/2027	373,327
500,000	5.000		07/01/2028	525,809
550,000	5.000		07/01/2029	584,586
650,000	5.000		07/01/2030	697,495
Massachusetts Development Finance Agency Refunding RB Emerson College Issue Series 2025 (Baa2/BBB+)
560,000	5.000		01/01/2026	566,761
505,000	5.000		01/01/2027	519,155
1,190,000	5.000		01/01/2029	1,251,357
1,500,000	5.000		01/01/2033	1,599,337
Massachusetts Health and Educational Facilities Authority Variable Rate Demand RB for Umass Series A (Aa2/AA-) (PUTABLE)
7,000,000	2.450	(b)(c)	11/01/2030	6,933,085
Massachusetts School Building Authority Senior Dedicated Sales Tax Bonds 2016 Series B (Aa1/AA+)
5,165,000	5.000		11/15/2031	5,307,049
11,750,000	5.000		11/15/2032	12,059,850

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Massachusetts – (continued)
Massachusetts St. College Bulding Authority Project Rev Project Ref RB Series 2003 B (AGC ST APPROP) (Aa2/AA)
$2,225,000	5.500%		05/01/2033	$2,492,053
Massachusetts State Development Finance Agency RB Mass General Brigham, Inc. Series 2019 T 1 (Aa3/AA-)
(SIFMA Municipal Swap Index Yield + 0.60%)
6,250,000	3.470	(b)(d)(f)	07/01/2049	6,249,988
The Commonwealth of Massachusetts GO Refunding Bonds Series 2016A (Aa1/AA+)
8,110,000	5.000		07/01/2025	8,154,380

				75,914,282

Michigan - 1.6%
Birmingham Public Schools County of Oakland State of Michigan 2024 School Building and Site Bonds (NR/AA+)
375,000	5.000		05/01/2026	383,537
500,000	5.000		05/01/2027	521,913
City of Detroit Downtown Development Authority Tax Increment Revenue Refunding Bonds Series 2024 (NR/BBB+)
3,525,000	5.000		07/01/2048	3,610,752
City of Detroit GO Bonds Series 2021 B (Baa2/BBB)
1,220,000	2.960		04/01/2027	1,185,076
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (Aa3/AA)
(3M USD SOFR + 0.60%)
28,240,000	3.663	(f)	07/01/2032	27,836,323
Detroit Regional Convention Facility Authority Special Tax Revenue Refunding Bonds Series 2024C (NR/A+)
500,000	5.000		10/01/2026	515,026
900,000	5.000		10/01/2027	941,264
600,000	5.000		10/01/2028	637,005
Lansing Board of Water & Light Utility System RB Series 2021B (Aa3/AA-)
5,000,000	2.000	(b)(c)	07/01/2051	4,878,189
Michigan Finance Authority Higher Education Facilities Limited Obligation Revenue Refunding Bonds for Lawrence Technology University Series 2022 (NR/BBB-)
95,000	4.000		02/01/2027	94,306
Michigan Finance Authority Hospital RB for Trinity Health Corporation 2013Mi-3 (NR/NR) (PUTABLE)
7,045,000	3.750	(b)	12/01/2038	7,175,218
Michigan Finance Authority Hospital RB for Trinity Health Credit Group Series 2022B (Aa3/AA-)
6,250,000	5.000	(b)(c)	12/01/2043	6,592,372
Michigan Finance Authority Hospital Revenue Refunding Bonds Series 2015B (A1/NR)
1,215,000	5.000		05/15/2034	1,216,539
Michigan Finance Authority Hospital Revenue Refunding Bonds Series 2022B (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.75%)
5,845,000	3.620	(b)(f)	04/15/2047	5,819,677
Michigan Finance Authority Local Government Loan Program RB for City of Detroit Distributable State Aid Fifth Lien and LTGOFinancial Recovery Refunding Local Project Bonds Series 2024A (Aa2/AA-)
2,500,000	5.000		11/01/2029	2,698,670

226	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Michigan – (continued)
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Series 2015 D-1 (Aa3/AA-)
$1,000,000	5.000%		07/01/2029	$1,004,378
Michigan Strategic Fund Limited Obligation RB DTE Electric Company Exempt Facilities Project, Collateralized Series 2023DT (Aa3/A)
5,650,000	3.875	(b)(c)	06/01/2053	5,641,928
Star International Academy RB Refunding Series 2020 (NR/BBB)
2,550,000	5.000		03/01/2030	2,600,192
Star International Academy Refunding Bonds Series 2020 (NR/BBB)
745,000	4.000		03/01/2026	740,488
775,000	4.000		03/01/2027	769,645
Waterford School District County of Oakland State of Michigan School Building and Site Bonds Series 2025 (Q-SBLF) (NR/AA)
700,000	5.000	(e)	05/01/2028	741,401
Wayne County Airport Authority Airport RB for Detroit Metropolitan Wayne County Airport Revenue Refunding Bonds Series 2015F (A1/A)
2,495,000	5.000		12/01/2025	2,525,457

				78,129,356

Minnesota - 1.0%
City of Minneapolis GO Refunding Bonds Series 2020 (NR/AAA)
5,730,000	2.000		12/01/2029	5,205,580
City of Minneapolis Health Care System RB for Allina Health System Series 2023A (A1/A+)
2,500,000	5.000	(b)(c)	11/15/2052	2,628,708
City of St. Cloud Minnesota Health Care RB Series 2024 (A2/NR)
525,000	5.000		05/01/2031	569,975
550,000	5.000		05/01/2032	602,316
Duluth Economic Development Authority Health Care Facilities RB Refunding for St. Luke’s Hospital Series 2022 (NR/AA-)
325,000	5.000		06/15/2027	337,272
460,000	5.000		06/15/2028	484,278
400,000	5.000		06/15/2029	426,015
Duluth Independent School District Refunding Certificates of Participation Series 2019A (Baa1/NR)
700,000	4.000		03/01/2026	706,302
Minnesota Higher Education Facilities Authority RB Green Bonds Series 2024B Subseries 2024B-1 (A2/NR)
3,000,000	5.000	(b)(c)	10/01/2053	3,101,179
Minnesota Special School District Refunding Certificates of Participation for Minnesota School District Credit Enhancement Program Series 2022C (SD CRED PROG) (Aa1/AAA)
2,000,000	5.000		02/01/2026	2,036,626
9,385,000	5.000		02/01/2027	9,758,948
Minnesota State Trunk Highway GO Bonds Series 2023B (Aaa/AAA)
5,000,000	5.000		08/01/2025	5,037,739
Minnesota State Trunk Highway GO Refunding Bonds Series 2023E (Aaa/AAA)
5,000,000	5.000		08/01/2025	5,037,739
5,000,000	5.000		08/01/2026	5,155,227

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Minnesota – (continued)
State of Minnesota GO State Various Purpose Bonds Series 2023A (Aaa/AAA)
$7,815,000	5.000%		08/01/2026	$8,057,621
Western Minnesota Municipal Power Agency Power Supply Revenue Refunding Bonds 2022 Series A (Aa2/NR)
825,000	5.000		01/01/2026	838,298
640,000	5.000		01/01/2027	663,939

				50,647,762

Mississippi - 0.4%
Mississippi Development Bank Special Obligation Refunding Bonds Series 2024A (Aa3/AA-)
1,000,000	5.000		01/01/2031	1,092,406
Warren County Gulf Opportunity Zone Revenue Refunding Bonds Series 2020A (NON-AMT) (Baa2/BBB) (PUTABLE)
9,085,000	1.375	(b)(c)	05/01/2034	9,030,995
Warren County Gulf Opportunity Zone Revenue Refunding Bonds Series 2020C (NON-AMT) (Baa2/BBB)
9,300,000	1.375	(b)(c)	08/01/2027	9,246,883
Warren County RB Refunding for International Paper Company, Series 2020 B (AMT) (Baa2/BBB) (PUTABLE)
1,175,000	1.600	(b)(c)	08/01/2027	1,168,829

				20,539,113

Missouri - 1.1%
Health and Educational Facilities Authority of The State of Missouri Health Facilities RB The Children’s Mercy Hospital Series 2016 (NR/AA-)
1,465,000	5.000		05/15/2027	1,499,139
Health and Educational Facilities Authority of The State of Missouri Health Facilities RB Wright Memorial Hospital Series 2019 (NR/NR)
320,000	5.000		09/01/2025	320,994
Health and Educational Facilities Authority of The State of Missouri Senior Living Facilities RB Lutheran Senior Services Projects Series 2024A (NR/NR)
480,000	5.000		02/01/2026	485,585
760,000	5.000		02/01/2027	778,515
950,000	5.000		02/01/2028	983,240
590,000	5.000		02/01/2029	615,226
485,000	5.000		02/01/2030	509,110
State of Missouri Environmental Improvement and Energy Resources Authority Environmental Improvement RB Series 2008 (Baa1/A-) (PUTABLE)
4,000,000	3.500	(b)(c)	05/01/2038	3,993,894
State of Missouri Health & Educational Facilities Authority Long Term Health Facilities RB for BJC Health System Series 2021B (Aa2/AA)
40,000,000	4.000	(b)(c)	05/01/2051	40,417,168
The Planned Industrial Expansion Authority of Kansas City Multifamily Housing RB for The Depot on Old Santa Fe Series 2023 (Aaa/NR)
5,000,000	5.000	(b)(c)	07/01/2045	5,148,356

				54,751,227

Montana - 0.3%
City of Forsyth Rosebud County Montana Pollution Control Revenue Refunding Bonds Puget Sound Energy Project Series 2013A Non-AMT (NR/A-)
4,965,000	3.900	(c)	03/01/2031	4,897,383

The accompanying notes are an integral part of these financial statements.	227

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Montana – (continued)
City of Forsyth, Rosebud County, Montana Pollution Control Revenue Refunding Bonds Northwestern Corporation Colstrip Project Series 2023 (A3/NR)
$2,825,000	3.875%		07/01/2028	$2,858,494
Montana Board of Housing Multifamily Housing RB Twin Creek 4 Apartments Project Series 2024 (Aaa/NR)
1,800,000	5.000	(b)(c)	09/01/2028	1,873,166
Montana Board of Housing Single Family Mortgage Bonds 2024 Series B (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
100,000	2.950		06/01/2025	100,012
335,000	2.950		12/01/2025	334,659
340,000	3.000		06/01/2026	337,190
345,000	3.000		12/01/2026	340,915
350,000	3.050		06/01/2027	347,573
340,000	3.100		12/01/2027	337,908
515,000	3.150		06/01/2028	510,444
360,000	3.200		12/01/2028	355,832
225,000	3.200		06/01/2029	223,477
235,000	3.200		12/01/2029	231,920

				12,748,973

Nebraska - 0.4%
Nebraska Investment Finance Authority Multifamily Housing RB Mural Nebraska Series 2024A (Aaa/NR)
7,000,000	3.000	(b)(c)	04/01/2042	6,969,780
Public Power Generation Agency Whelan Energy Center Unit 2 Revenue Refunding Bonds 2024 Series A (A2/NR)
2,730,000	5.000		01/01/2031	2,986,452
Sarpy County School District GO Bonds for Gretna Public Schools Series 2022B (NR/A+)
6,875,000	5.000		12/15/2027	6,961,059
Washington County Wastewater & Solid Waste Disposal Facilities Revenue Refunding Bonds Series 2012 (NR/A) (PUTABLE)
4,700,000	0.900	(b)(c)	09/01/2030	4,652,154

				21,569,445

Nevada - 0.4%
City of Las Vegas Special Improvement District No. 812 for Summerlin Village 24 Local Improvement Bonds Series 2015 (NR/NR)
1,260,000	5.000		12/01/2027	1,270,112
City of Sparks RB Refunding for Nevada Tourism Improvement District No. 1 Senior Project Series 2019 A (Baa2/NR)
1,675,000	2.750	(d)	06/15/2028	1,629,055
Clark County Harry Reid International Airport Passenger Facility Charge Refunding RB Series 2022B (Aa2/NR)
925,000	5.000		07/01/2025	929,706
675,000	5.000		07/01/2026	692,892
870,000	5.000		07/01/2027	911,598
Clark County Jet Aviation Fuel Tax Refunding RB Series 2022A (Aa3/NR)
1,275,000	5.000		07/01/2025	1,280,747
1,000,000	5.000		07/01/2026	1,020,682
Clark County Pollution Control Refunding RB for Nevada Power Company Projects Series 2017 (A2/A) (PUTABLE)
1,025,000	3.750	(b)(c)	01/01/2036	1,024,496
Henderson Nevada Local Improvement District No. T-18 (NR/NR)
1,060,000	4.000		09/01/2025	1,059,940

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Nevada – (continued)
State of Nevada GO Limited Tax Capital Improvement and Historic Preservation Bonds Series 2024A (Aa1/AA+)
$6,340,000	5.000%		05/01/2032	$7,091,204

				16,910,432

New Hampshire - 0.1%
New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (NR/NR)
265,000	4.000		01/01/2026	264,727
250,000	4.000		01/01/2027	249,335
New Hampshire Health and Education Facilities Authority RB Dartmouth College Issue Series 2015A (Aa1/AAA)
4,025,000	3.300	(b)(c)	06/01/2040	4,036,082

				4,550,144

New Jersey - 4.0%
Camden County Improvement Authority Multi-Family Housing RB Series 2024 (HUD SECT 8) (Aaa/NR)
2,750,000	5.000	(b)(c)	03/01/2027	2,793,953
Casino Reinvestment Development Authority Casino Reinvestment Development Authority Luxury Tax RB Series 2024A (AGC) (A1/AA)
1,400,000	5.000		11/01/2027	1,466,080
800,000	5.000		11/01/2028	849,094
Casino Reinvestment Development Authority Luxury Tax RB Series 2024 B (AGC) (A1/AA)
520,000	5.000		11/01/2027	544,544
700,000	5.000		11/01/2028	742,957
County of Morris GO Bonds for General Improvement and County College Series 2021 (Aaa/AAA)
4,615,000	2.000		02/01/2027	4,475,069
New Jersey Economic Development Authority RB Refunding for New Jersey-American Water Co., Inc. Series 2020 E (AMT) (A1/A+)
3,100,000	0.850		12/01/2025	3,016,994
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2013 I (ST APPROP) (A2/A-) (SIFMA Municipal Swap Index Yield + 1.25%)
13,315,000	4.120	(f)	09/01/2025	13,305,871
New Jersey Economic Development Authority Refunding RB for School Facilities Construction Series 2005 N1 (AMBAC) (A2/A-)
2,000,000	5.500		09/01/2026	2,066,969
New Jersey Economic Development Authority School Facilities Construction Refunding Bonds 2016 Series BBB (A2/A-)
2,850,000	5.500	(a)	12/15/2026	2,979,656
New Jersey Economic Development Authority School Facilities Construction Refunding Bonds, 2024 Series SSS Forward Delivery (A2/A-)
4,000,000	5.000		06/15/2026	4,091,538
2,480,000	5.000		06/15/2027	2,581,411
New Jersey Economic Development Authority Special Facility Revenue Refunding Bonds for Port Newark Container Terminal Project Series 2017 (Baa2/NR)
2,130,000	5.000		10/01/2026	2,168,286
1,710,000	5.000		10/01/2027	1,760,089

228	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New Jersey – (continued)
New Jersey Economic Development Authority Water Facilities Refunding RB New Jersey- American Water Company, Inc. Project Series 2020B Bonds (A1/A+) (PUTABLE)
$3,495,000	3.750	%(b)(c)	11/01/2034	$3,481,124
New Jersey Health Care Facilities Financing Authority Revenue Refunding Bonds for RWJ Barnabas Health Obligated Group Issue Series 2019B-2 (A1/AA-)
5,700,000	5.000	(b)(c)	07/01/2042	5,725,081
New Jersey Housing & Mortgage Finance Agency Multi-Family RB 2021 Series B (NON-AMT) (HUD SECT 8) (NR/AA-)
2,310,000	0.900		11/01/2025	2,264,823
New Jersey Housing and Mortgage Finance Agency Multi-Family RB 2017 Series A (NON-AMT) (NR/AA-)
1,830,000	2.850		11/01/2025	1,823,083
New Jersey Housing and Mortgage Finance Agency Single Family Housing RB 2022 Series I (NON-AMT) (Aa2/AA)
2,675,000	2.800		10/01/2025	2,666,366
2,600,000	2.900		04/01/2026	2,579,777
New Jersey Transportation Trust Fund Authority Bonds Series 2006 C (AMBAC) (A2/A-)
10,765,000	0.000	(g)	12/15/2025	10,529,763
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (A2/A-)
365,000	0.000	(g)	12/15/2026	345,848
4,155,000	0.000	(g)	12/15/2027	3,808,719
27,705,000	0.000	(g)	12/15/2028	24,506,192
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL) (A2/A-)
46,605,000	0.000	(g)	12/15/2027	42,720,902
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (A3/A+)
1,565,000	5.000		06/15/2030	1,591,749
New Jersey Transportation Trust Fund Authority Tax Exempt RB for Transportation System Bonds Series 2019 A (A2/A-)
7,430,000	5.000		12/15/2025	7,529,375
New Jersey Transportation Trust Fund Authority Transportation Program Bonds, 2023 Series AA (A2/A-)
1,615,000	5.000		06/15/2025	1,620,974
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2010 Series A (A2/A-)
9,265,000	0.000	(g)	12/15/2029	7,891,373
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2021 Series A (A2/A-)
3,095,000	5.000		06/15/2026	3,165,828
New Jersey Turnpike Authority RB Series 2024 A (A1/AA-)
10,000,000	5.000		01/01/2027	10,363,808
Passaic County Improvement Authority Charter School RB for Paterson Arts & Science Charter School Project Series 2023 (NR/BBB-)
570,000	4.250		07/01/2033	572,931
State of New Jersey COVID 19 Emergency GO Bonds Series 2020 A (A1/A)
12,750,000	5.000		06/01/2027	13,334,795
Tobacco Settlement Financing Corp. Tobacco Settlement Bonds Series 2018A (NR/A)
1,495,000	5.000		06/01/2027	1,537,797

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New Jersey – (continued)
Union County Utilities Authority Resource Recovery Facility Lease Revenue Refunding Bonds for Covanta Union Series 2011A (AMT) (CNTY GTD) (NR/AA+)
$4,375,000	5.250%		12/01/2031	$4,413,428

				195,316,247

New Mexico - 0.7%
City of Farmington New Mexico Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico San Juan Project 2010 Series B (NON-AMT) (Baa2/BBB) (PUTABLE)
1,525,000	3.875	(b)(c)	06/01/2040	1,526,025
City of Farmington New Mexico Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico San Juan Project 2010 Series C (NON-AMT) (Baa2/BBB) (PUTABLE)
1,315,000	3.875	(b)(c)	06/01/2040	1,315,884
City of Farmington New Mexico Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico San Juan Project 2010 Series E (NON-AMT) (Baa2/BBB) (PUTABLE)
1,950,000	3.875	(b)(c)	06/01/2040	1,951,311
City of Farmington, New Mexico Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico San Juan Project 2010 Series D (Baa2/BBB) (PUTABLE)
5,195,000	3.900	(b)(c)	06/01/2040	5,202,732
Farmington City PCRB Refunding for Public Service Co. of New Mexico Series 2010 A (Baa2/BBB) (PUTABLE)
3,330,000	0.875	(b)(c)	06/01/2040	3,179,232
New Mexico Hospital Equipment Loan Council Hospital System RB for Presbyterian Healthcare Services Series 2019B (A1/AA-)
7,680,000	5.000	(b)(c)	08/01/2049	7,720,874
New Mexico Mortgage Finance Authority Multifamily Housing RB for Mountain View II & III Apartments Project Series 2023 (HUD SECT 8) (Aaa/NR)
2,600,000	5.000	(b)(c)	02/01/2042	2,606,703
New Mexico Mortgage Finance Authority Multifamily Housing RB for Santa Fe Apartments and Sangre De Cristo Project Series 2023 (HUD SECT 8) (Aaa/NR)
3,555,000	5.000	(b)(c)	02/01/2042	3,564,165
Santa Fe Public School District Santa Fe County Education Technology General Obligation Lease Purchase Notes Series 2024A (ST AID WITHHLDG) (NR/AA-)
1,075,000	5.000		08/01/2027	1,123,969
Santa Fe Public School District Santa Fe County General Obligation School Building Bonds Series 2024 (ST AID WITHHLDG) (NR/AA-)
765,000	5.000		08/01/2026	786,670
735,000	5.000		08/01/2027	769,328
State of New Mexico Severance Tax Bonds Series 2022A (Aa3/AA-)
4,880,000	5.000		07/01/2026	5,015,561
Village of Los Ranchos de Albuquerque RB Refunding for Albuquerque Academy Series 2020 (NR/A-)
175,000	5.000		09/01/2027	181,777

				34,944,231

The accompanying notes are an integral part of these financial statements.	229

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York - 10.9%
Allegany County Capital Resource Corp. RB Alfred University Project Series 2024 (NR/BBB+)
$285,000	5.000%		04/01/2030	$300,361
330,000	5.000		04/01/2031	349,142
425,000	5.000		04/01/2032	450,696
195,000	5.000		04/01/2033	206,792
220,000	5.000		04/01/2034	232,928
Build NYC Resource Corp. RB for Academic Leadership Charter School Project Series 2021 (NR/BBB-)
100,000	4.000		06/15/2026	99,156
Build NYC Resource Corp. RB for Grand Concourse Academy Charter School Project Series 2022A (NR/BBB-)
190,000	3.400		07/01/2027	188,343
Build NYC Resource Corporation RB Classical Charter Schools Project Series 2023A (NR/BBB-)
970,000	4.000		06/15/2033	949,946
Chautauqua County Capital Resource Corp. Exempt Facilities Revenue Refunding Bonds for NRG Energy Project Series 2020 (Baa3/BBB-) (PUTABLE)
5,185,000	4.250	(b)(c)	04/01/2042	5,246,936
City of Albany Capital Resource Corp. Tax-Exempt RB Kipp Capital Region Public Charter Schools Project Series 2024 (NR/BBB-)
345,000	4.000		06/01/2034	335,614
City of New York GO Bonds 2023 Series C (Aa2/AA)
3,000,000	5.000		08/01/2025	3,022,308
City of New York GO Bonds 2023 Series D (Aa2/AA)
1,885,000	5.000		08/01/2025	1,899,017
City of New York GO Bonds Fiscal 2008 Series A Subseries A-4 (AGM) (Aa2/AA)
1,000,000	5.000		08/01/2026	1,031,268
City of New York GO Bonds Fiscal 2009 Series B Subseries B-3 (Aa2/AA)
4,285,000	5.000		09/01/2026	4,415,071
City of New York GO Bonds Fiscal 2021 Series A (Aa2/AA)
10,260,000	5.000		08/01/2026	10,553,528
City of Yonkers GO Serial Bonds Series 2022F (BAM) (A2/AA)
175,000	5.000		11/15/2025	177,425
250,000	5.000		11/15/2026	258,979
200,000	5.000		11/15/2027	211,322
County of Monroe Industrial Development Agency Multifamily Housing RB andrews Terrace Community Partners L.P. Project Series 2023B-1 (HUD SECT 8) (Aaa/NR)
4,300,000	5.000	(b)(c)	07/01/2028	4,466,377
Dormitory Authority of the State of New York Montefiore Obligated Group RB, Series 2024 (Baa3/BBB-)
650,000	5.000		11/01/2025	655,706
Dormitory Authority of The State of New York Montefiore Obligated Group RB, Series 2024 (Baa3/BBB-)
900,000	5.000		11/01/2026	921,272
875,000	5.000		11/01/2030	928,342
1,555,000	5.000		11/01/2031	1,658,567
1,250,000	5.000		11/01/2032	1,338,203
Dormitory Authority of The State of New York Pace University RB Series 2024A (Baa3/BBB-)
300,000	5.250		05/01/2027	312,283
250,000	5.250		05/01/2028	264,508
350,000	5.250		05/01/2029	375,109
565,000	5.250		05/01/2030	612,254

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
Dormitory Authority of The State of New York Pace University RB Series 2024A (Baa3/BBB-) – (continued)
$400,000	5.250%		05/01/2031	$437,322
Dormitory Authority of The State of New York Pace University RB Series 2024B (Baa3/BBB-)
625,000	5.000		05/01/2025	625,735
1,375,000	5.000		05/01/2026	1,398,299
1,435,000	5.000		05/01/2027	1,486,583
1,375,000	5.000		05/01/2028	1,444,788
1,750,000	5.000		05/01/2029	1,858,984
1,750,000	5.000		05/01/2030	1,876,119
2,500,000	5.000		05/01/2031	2,699,318
Dormitory Authority of The State of New York State Sales Tax RB Series 2024A (Aa1/NR)
2,120,000	5.000		03/15/2031	2,362,264
1,000,000	5.000		03/15/2032	1,127,242
Dormitory Authority of The State of New York White Plains Hospital Obligated Group RB, Series 2024 (Baa3/BBB-)
750,000	5.000		10/01/2030	794,590
1,080,000	5.000		10/01/2031	1,150,232
1,125,000	5.000		10/01/2032	1,202,628
Empire State Development Corp. State Personal Income Tax RB Series 2022A (Aa1/NR)
21,000,000	5.000		09/15/2028	22,576,424
Genesee County Funding Corp. Tax Exempt RB for Rochester Regional Health Project Series 2022A (NR/BBB+)
275,000	5.000		12/01/2026	282,270
Long Island Power Authority Electric System General RB Series 2024B (A2/A)
10,000,000	3.000	(b)(c)	09/01/2049	9,711,099
Long Island Power Authority RB Refunding Series 2020 B (A2/A)
8,000,000	0.850	(b)(c)	09/01/2050	7,907,491
Long Island Power Authority RB Refunding Series 2021 B (A2/A)
15,000,000	1.500	(b)(c)	09/01/2051	14,570,754
Long Island Power Authority RB Series 2021 (A2/A)
10,000,000	1.000		09/01/2025	9,880,127
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (A3/A-)
4,250,000	4.000		11/15/2026	4,323,075
Metropolitan Transportation Authority Transportation RB Series 2010B-1 (A3/A-)
7,355,000	6.548		11/15/2031	7,780,253
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2015C (A3/A-)
4,250,000	5.250		11/15/2028	4,299,042
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2015D-1 (A3/A-)
10,000,000	5.000		11/15/2033	10,058,161
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2017D (A3/A-)
1,075,000	5.000		11/15/2027	1,129,571
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2020E (A3/A-)
3,000,000	5.000		11/15/2028	3,201,847
Metropolitan Transportation Authority Transportation Revenue Refunding Green Bonds Series 2025A (A3/A-)
8,050,000	5.000		11/15/2034	8,948,618

230	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
Metropolitan Transportation Authority Transportation Revenue Variable Rate Bonds for Transportation Revenue Variable Rate Refunding Bonds Subseries 2002G-1H (A3/A-)
(SOFR + 0.60%)
$10,255,000	3.508	%(f)	11/01/2026	$10,249,957
New York City GO Bonds Subseries 2006 C-4 (AGM) (Aa2/AA)
300,000	0.000	(b)(c)(h)	01/01/2032	300,000
New York City Housing Development Corp. Multi-Family Mortgage RB 8 Spruce Street Class D Series 2024 Tax-Exempt Bonds (Baa1/NR)
1,250,000	4.000		12/15/2031	1,268,670
New York City Housing Development Corp. Multi-Family Mortgage RB 8 Spruce Street Class E Series 2024 Tax-Exempt Bonds (Baa3/NR)
1,000,000	4.375		12/15/2031	1,013,457
New York City Housing Development Corp. Series F-2-B (REMIC FHA INS 542(C)) (REMIC FHA INS 542(c)) (Aa2/AA+)
5,265,000	3.400	(b)(c)	11/01/2062	5,265,456
New York City Industrial Development Agency RB for Yankee Stadium LLC Series 2006 (FGIC) (Baa1/NR) (MUNI-CPI + 0.88%)
2,610,000	3.880		03/01/2026	2,609,552
(MUNI-CPI + 0.89%)
2,850,000	3.890		03/01/2027	2,846,422
New York City Transitional Finance Authority Building Aid RB Fiscal 2015 Series S-1 (ST AID WITHHLDG) (Aa2/AA)
10,000,000	5.000		07/15/2033	10,023,142
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 1999 Series A-1 (Aa1/AAA)
3,000,000	5.000		11/01/2028	3,213,995
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2025 Series A Subseries A-1 Tax-Exempt Bonds (Aa1/AAA)
3,250,000	5.000		11/01/2026	3,358,986
2,435,000	5.000		11/01/2027	2,567,574
New York Liberty Development Corp. RB for World Trade Center Project Series 2014 (NR/NR)
1,805,000	5.150	(d)	11/15/2034	1,809,987
New York Port Authority Consolidated Bonds 197th Series (Aa3/AA-)
4,000,000	5.000		11/15/2034	4,052,114
New York Port Authority Consolidated Bonds 207th Series (Aa3/AA-)
6,035,000	5.000		09/15/2027	6,265,469
New York State Dormitory Authority Secondarily Industrial RB New York University Series 2001 (BHAC-CR AMBAC) (Aa1/AA+)
2,110,000	5.500		07/01/2031	2,291,254
New York State Dormitory Authority RB Refunding for Bidding Group 1 Series 2018 C (Aa1/AA+)
3,960,000	5.000		03/15/2026	4,049,654
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (NR/NR)
1,130,000	5.000		07/01/2028	1,136,337
New York State Environmental Facilities Corp. State Clean Water & Drinking Water Revolving Funds RB for Municipal Water Finance Authority Projects - Second Resolution Bonds Series 2016 (Aaa/AAA)
3,000,000	5.000		06/15/2035	3,064,326

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
New York State Housing Finance Agency 2021 Series J-2 (SONYMA HUD SECT 8) (Aa2/NR)
$3,860,000	1.100	%(b)(c)	11/01/2061	$3,664,125
New York State Housing Finance Agency Affordable Housing 2022 Series D-2 (SONYMA HUD SECT 8) (Aa2/NR)
22,000,000	3.100	(b)(c)	05/01/2062	21,915,751
New York State Housing Finance Agency Affordable Housing RB 2022 Series F-2 (SONYMA FHA 542(C)) (SONYMA FHA 542(c)) (Aa2/NR)
18,000,000	3.850	(b)(c)	05/01/2062	18,005,332
New York State Housing Finance Agency RB Series 2021 D-2 (SONYMA) (Aa2/NR)
7,870,000	0.650	(b)(c)	11/01/2056	7,711,737
New York State Housing Finance Agency State Personal Income Tax RB 2024 Series A-2 (Aa1/NR)
1,000,000	3.450	(b)(c)	06/15/2054	993,668
New York State Housing Finance Agency State Personal Income Tax RB 2024 Series A-2 Sustainability Bonds (Aa1/NR)
2,170,000	3.350	(b)(c)	06/15/2054	2,169,395
New York State Thruway Authority General Revenue Refunding Bonds Series Q (Aa3/A+)
5,000,000	5.000		01/01/2031	5,542,878
New York State Thruway Authority Personal Income Tax RB Series 2021A-1 (NR/AA+)
40,000,000	5.000		03/15/2028	42,513,068
New York Transportation Development Corp. for Terminal 4 John F. Kennedy International Airport Project Special Facilities RB Series 2022 (Baa1/NR)
415,000	5.000		12/01/2026	424,999
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (Baa2/NR)
7,000,000	5.000		01/01/2029	7,207,962
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (Baa2/NR)
8,540,000	5.000		01/01/2030	8,773,271
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (Baa2/NR)
3,425,000	5.000		01/01/2026	3,456,866
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (Baa2/NR)
7,675,000	4.000		10/01/2030	7,611,007
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 C (Baa1/NR)
1,300,000	5.000		12/01/2027	1,355,140
New York Transportation Development Corp. Special Facilities Bonds for Laguardia Airport Terminal B Redevelopment Project Series 2016A (Baa2/NR)
6,150,000	5.000		07/01/2041	6,150,781
New York Transportation Development Corp. Special Facilities Bonds Series 2016A (Baa2/NR)
14,275,000	5.250		01/01/2050	14,274,430
New York Transportation Development Corp. Special Facilities RB for Laguardia Airport Terminal B Redevelopment Project Series 2018 (Baa2/NR)
7,765,000	5.000		01/01/2028	8,008,226
New York Transportation Development Corp. Special Facilities RB for Terminal 4 JFK International Airport Project Series 2020A (Baa1/NR)
500,000	5.000		12/01/2027	517,328

The accompanying notes are an integral part of these financial statements.	231

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
Orange County Funding Corp. Tax Exempt Revenue Refunding Bonds for Mount Saint Mary College Project Series 2022A (NR/NR)
$1,020,000	5.000%		07/01/2025	$1,020,723
1,080,000	5.000		07/01/2026	1,077,920
1,090,000	5.000		07/01/2027	1,066,687
Port Authority of New York Consolidated Bonds 227th Series (Aa3/AA-)
10,000,000	3.000		10/01/2028	9,699,006
Power Authority of The State of New York Green Transmission Project RB Series 2023A (AGM) (Aa3/AA)
500,000	5.000		11/15/2026	518,450
500,000	5.000		11/15/2027	530,580
State of New York Dormitory Authority Northwell Health Obligated Group RB Series 2019B-3 (A3/A-)
2,295,000	5.000	(b)(c)	05/01/2048	2,320,049
State of New York Dormitory Authority RB for St. Joseph’s College Series 2020A (NR/NR)
1,025,000	5.000		07/01/2026	1,030,417
State of New York Dormitory Authority Wagner College RB Series 2022 (NR/NR)
675,000	5.000		07/01/2026	681,558
705,000	5.000		07/01/2027	716,392
740,000	5.000		07/01/2028	755,589
The City of New York GO Bonds Fiscal 2025 Series F (Aa2/AA)
5,500,000	5.000		08/01/2034	6,174,964
The City of New York GO Bonds Tax-Exempt Bonds Subseries F-1 (Aa2/AA)
2,655,000	5.000		08/01/2025	2,674,743
1,000,000	5.000		08/01/2026	1,028,609
The Port Authority of New York and New Jersey Consolidated Bonds Two Hundred Forty-Fifth Series Consolidated Bonds (Aa3/AA-)
4,500,000	5.000		09/01/2032	4,841,256
The Port Authority of New York and New Jersey Consolidated Bonds Two Hundred forty-Second Series (Aa3/AA-)
1,750,000	5.000		12/01/2025	1,770,783
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Bonds Series 2021C (NR/AA+)
40,900,000	5.000	(b)(c)	05/15/2051	41,747,738
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Green Bonds Series 2022E (NR/AA+)
26,915,000	5.000		11/15/2027	28,295,734
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels Payroll Mobility Tax Bond Anticipation Notes Series 2024B (NR/SP-1+)
5,000,000	5.000		03/15/2027	5,197,604
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels Payroll Mobility Tax Bond Anticipation Notes Series 2025A (NR/SP-1+)
10,000,000	5.000		03/01/2028	10,534,388
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels Payroll Mobility Tax Bond Anticipation Notes Series 2025A (A1/SP-1+)
20,000,000	5.000		02/01/2028	21,095,666
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels Real Estate Transfer Tax RBSeries 2025A (A1/A+)
1,000,000	5.000		12/01/2033	1,140,979
1,000,000	5.000		12/01/2034	1,143,330

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
Westchester County Local Development Corp. Revenue Refunding Bonds for Kendal on Hudson Project Series 2022B (NR/NR)
$145,000	5.000%		01/01/2027	$147,822

				535,487,592

North Carolina - 1.6%
Charlotte-Mecklenburg Hospital Authority RB Series 2018E (Aa3/AA)
6,500,000	0.800	(b)(c)	01/15/2048	6,389,137
City of Charlotte Water & Sewer System Refunding RB Series 2015 (Aaa/AAA)
10,000,000	5.000		07/01/2027	10,049,633
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2020 A (Baa2/BBB) (PUTABLE)
4,550,000	1.375	(b)(c)	05/01/2034	4,522,953
Greater Ashville Regional Airport Authority Airport System RB Series 2022A (AMT) (AGM) (A1/AA)
750,000	5.000		07/01/2027	775,731
North Carolina Capital Facilities Finance Agency RB for Duke University Project Series 2015B (Aa1/NR)
30,000,000	5.000	(a)	10/01/2025	30,328,758
North Carolina Housing Finance Agency Multifamily Housing RB Series 2024 (Aaa/NR) (PUTABLE)
2,205,000	5.000	(b)(c)	04/01/2029	2,314,840
North Carolina Medical Care Commission Retirement Facilities First Mortgage RB Carolina Meadows Series 2024 (NR/NR)
7,495,000	5.000		12/01/2034	8,275,892
North Carolina Medical Care Commission Retirement Facilities First Mortgage RB Tax-Exempt Mandatory Paydown Securities Series 2024B-1 (NR/NR)
350,000	4.250		10/01/2028	350,183
North Carolina Medical Care Commission Retirement Facilities First Mortgage RB Tax-Exempt Mandatory Paydown Securities Series 2024B-2 (NR/NR)
525,000	3.750		10/01/2028	525,017
State of North Carolina Limited Obligation Bonds Series 2020B (Aa1/AA+)
13,610,000	5.000		05/01/2026	13,953,791
The Charlotte-Mecklenburg Hospital Authority Atrium Health Variable Rate Health Care RB Series 2021D (Aa3/AA)
1,000,000	5.000	(b)(c)	01/15/2049	1,090,058

				78,575,993

North Dakota - 0.1%
City of Grand Forks Health Care System RB for Altru Health System Series 2021 (Baa3/NR)
2,000,000	5.000		12/01/2028	2,074,816
City of Grand Forks RB Refunding for Altru Health System Obligated Group Series 2021 (Baa3/NR)
165,000	5.000		12/01/2025	165,687
225,000	5.000		12/01/2026	229,481

				2,469,984

Ohio - 1.9%
Akron Bath Copley Joint Township Hospital District RB Refunding for Summa Health System Obligated Group Series 2020 USA (NR/NR)
125,000	5.000		11/15/2025	126,081

232	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Ohio – (continued)
Akron Bath Copley Joint Township Hospital District RB Refunding for Summa Health System Obligated Group Series 2020 (NR/NR)
$175,000	5.000%		11/15/2026	$179,370
American Municipal Power RB for Prairie State Energy Campus Project Refunding Series 2023A (A1/A)
2,500,000	5.000		02/15/2026	2,542,604
2,750,000	5.000		02/15/2027	2,851,597
City of Cleveland Airport System RB Series 2018A (AMT) (A2/A)
2,000,000	5.000		01/01/2026	2,028,783
Columbus Regional Airport Authority John Glenn Columbus International Airport Airport RB Series 2025A (AMT) (A2/A)
1,000,000	5.000		01/01/2030	1,059,944
1,525,000	5.000		01/01/2031	1,624,041
1,300,000	5.000		01/01/2032	1,391,270
1,300,000	5.000		01/01/2033	1,395,523
1,000,000	5.000		01/01/2034	1,076,578
Columbus-Franklin County Finance Authority Multifamily Housing RB for Caravel Apartments Series 2024B (Aaa/NR)
1,200,000	3.030	(b)(c)	11/01/2028	1,193,735
Columbus-Franklin County Finance Authority Multifamily Housing RB Westerville Crossing Apartments Series 2024B (Aaa/NR)
2,000,000	5.000	(b)(c)	12/01/2028	2,088,933
County of Cuyahoga Convention Hotel Project Certificate of Participation Series 2024 (A1/AA-)
2,390,000	5.000		12/01/2028	2,534,171
County of Franklin Healthcare Facilities RB for Ohio Living Communities Series 2023 (NR/NR)
6,000,000	5.000		07/01/2031	6,123,552
County of Montgomery Ohio Health Care Facilities Revenue Refunding and Improvement Bonds Series 2024 (Baa1/NR)
500,000	5.000		09/01/2025	503,437
400,000	5.000		09/01/2026	409,393
400,000	5.000		09/01/2027	415,447
325,000	5.000		09/01/2028	341,379
470,000	5.000		09/01/2029	498,244
375,000	5.000		09/01/2030	400,306
375,000	5.000		09/01/2031	402,301
County of Warren Ohio Hospital Facilities Refunding RB Series 2024A Community First Solutions Obligated Group (NR/NR)
420,000	5.000		05/15/2025	420,425
Franklin County Finance Authority Multifamily Housing RB for Dering Family Homes Project Series 2023 (HUD SECT 8) (Aaa/NR)
5,000,000	5.000	(b)(c)	07/01/2045	5,129,384
Ohio Air Quality Development Authority Air Quality Development Refunding Bonds for Duke Energy Corp. Project Series 2022B (Baa2/BBB) (PUTABLE)
3,750,000	4.250	(b)(c)	11/01/2039	3,786,937
Ohio Air Quality Development Authority Air Quality Development Refunding Bonds for Duke Energy Corp. Project Series 2022B (NON-AMT) (Baa2/BBB) (PUTABLE)
6,500,000	4.000	(b)(c)	09/01/2030	6,560,208
Ohio Air Quality Development Authority Collateralized Air Quality Revenue Refunding Bonds for Dayton Power and Light Company Project 2015 Series A (Baa1/BBB) (PUTABLE)
15,250,000	4.250	(b)(c)	11/01/2040	15,381,231

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Ohio – (continued)
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 A (Baa3/NR)
$1,075,000	2.875%		02/01/2026	$1,062,061
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 D (Baa3/NR)
2,695,000	2.875		02/01/2026	2,662,563
Ohio Air Quality Development Authority Revenue Refunding Bonds American Electric Power Company Project Series 2005A Bonds (AMT) (Baa2/BBB)
1,000,000	3.750		01/01/2029	996,446
Ohio Housing Finance Agency Multifamily Housing RB for Cherry Blossom Apartments Project Series 2023 (HUD SECT 8) (Aaa/NR) (PUTABLE)
1,700,000	5.000	(b)(c)	08/01/2026	1,710,400
Ohio State RB Refunding for Premier Health Partners Obligated Group Series 2020 (Baa1/NR)
280,000	5.000		11/15/2025	282,145
Ohio Water Development Authority Drinking Water Assistance Fund RB Series 2016 (Aaa/AAA)
4,080,000	4.000		12/01/2033	4,105,827
Ohio Water Development Authority Fresh Water Development RB Series 2016B (Aaa/AAA)
1,000,000	5.000		06/01/2026	1,026,443
State of Ohio Higher Educational Facility RB for Xavier University 2024 Project (Baa1/NR)
455,000	5.000		05/01/2025	455,613
275,000	5.000		05/01/2026	280,252
285,000	5.000		05/01/2027	295,155
355,000	5.000		05/01/2028	372,006
315,000	5.000		05/01/2029	333,559
275,000	5.000		05/01/2030	293,687
285,000	5.000		05/01/2031	306,185
630,000	5.000		05/01/2032	678,473
State of Ohio Higher Educational Facility Revenue Refunding Bonds Series 2021B (Aa3/AA-) (SIFMA Municipal Swap Index Yield + 0.23%)
4,400,000	3.100	(b)(f)	12/01/2042	4,352,297
The Franklin County Convention Facilities Authority Tax and Lease Revenue Anticipation Refunding Bonds Series 2024 (Aa2/AA)
9,815,000	5.000		12/01/2032	10,888,500
Willoughby Eastlake City School District GO UT School Improvement Bonds Series 2016 (A2/NR)
2,500,000	5.000	(a)	12/01/2025	2,535,555

				93,102,041

Oklahoma - 1.0%
City of Tulsa GO Bonds Series 2021 (Aa1/AA)
9,300,000	1.000		11/01/2026	8,838,241
Independent School District Combined Purpose GO Bonds Series 2021B (NR/AA)
10,000,000	1.000		09/01/2025	9,870,818
Independent School District GO Combined Purposed Bonds Series 2021 (NR/AA+)
8,840,000	1.250		06/01/2026	8,520,523
Independent School District No. 6 GO Combined Purpose Bonds Series 2023 (NR/AA-)
9,925,000	5.000		09/01/2025	9,996,200

The accompanying notes are an integral part of these financial statements.	233

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Oklahoma – (continued)
Oklahoma Capitol Improvement Authority State Facilities Refunding RB Series 2024A (NR/AA)
$1,725,000	5.000%		07/01/2026	$1,770,985
1,775,000	5.000		07/01/2027	1,857,098
Oklahoma Capitol Improvement Authority State Facilities Refunding RB Series 2024B (NR/AA)
340,000	5.000		07/01/2026	349,064
250,000	5.000		07/01/2027	261,674
Oklahoma Housing Finance Agency Collateralized RB Pioneer Plaza Apartments, Series 2023A (HUD SECT 8 FHA 221(D)(4)) (Aaa/NR)
575,000	4.000	(b)(c)	06/01/2028	575,257
Oklahoma Turnpike Authority Oklahoma Turnpike System Refunding Second Senior RB Series 2025B (Aa3/AA-)
1,640,000	5.000	(e)	01/01/2032	1,776,648
Tulsa County Industrial Authority Educational Facilities Lease RB Broken Arrow Public Schools Project Series 2025 (A1/NR)
1,375,000	5.000		09/01/2032	1,521,257
640,000	5.000		09/01/2033	712,353
1,055,000	5.000		09/01/2034	1,180,247

				47,230,365

Oregon - 0.5%
City of Portland, Oregon Second Lien Sewer System Revenue and Refunding Bonds, 2025 Series A (Aa2/AA)
2,625,000	5.000		10/01/2030	2,894,149
2,595,000	5.000		10/01/2032	2,920,277
2,500,000	5.000		10/01/2034	2,845,230
Corvallis School District No. 509J GO Convertible Deferred Interest Bonds Series 2018A (SCH BD GTY) (Aa1/AA+)
2,790,000	5.000		06/15/2026	2,864,331
Oregon Facilities Authority Revenue Refunding Bonds 2020 Series A (NR/BBB+)
125,000	5.000		10/01/2026	127,150
Port of Portland International Airport RB Series 27A (NR/AA-)
2,410,000	5.000		07/01/2028	2,518,990
Portland Oregon Water System RB Refunding First Lien Series 2016 A (Aa1/NR)
7,090,000	4.000		04/01/2029	7,154,659
State of Oregon GO Bonds 2021 Series H (Aa1/AA+)
1,330,000	1.000		08/01/2026	1,282,150

				22,606,936

Pennsylvania - 3.9%
Adams County General Authority Entrance Fee Principal Redemption Bonds for The Brethren Home Community Project Series 2024B-1 (NR/NR)
2,295,000	3.900		06/01/2030	2,247,981
Adams County General Authority Entrance Fee Principal Redemption Bonds for The Brethren Home Community Project Series 2024B-2 (NR/NR)
1,500,000	3.600		06/01/2029	1,475,376
Allegheny County Higher Education Building Authority for Carnegie Mellon University for RB Series 2022A (NR/AA+)
(SOFR + 0.29%)
5,330,000	3.328	(b)(f)	02/01/2033	5,299,564
Allentown Neighborhood Improvement Zone Development Authority RB Refunding Series 2022 (Baa3/NR)
480,000	5.000		05/01/2026	488,082

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Pennsylvania – (continued)
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022 (Baa3/NR)
$600,000	5.000%		05/01/2028	$625,249
Cheltenham Township Industrial Development Authority Arcadia University RB Series of 2024 (NR/BBB-)
6,900,000	5.000		04/01/2034	7,006,015
City of Erie Higher Education Building Authority Commonwealth of Pennsylvania RB Aicup Financing Program - Gannon University Project Series 2025 XX1 (NR/BBB+)
250,000	5.000		05/01/2027	256,394
300,000	5.000		05/01/2029	311,137
300,000	5.000		05/01/2030	312,240
1,010,000	4.000		05/01/2033	987,326
375,000	5.000		05/01/2035	390,114
City of Philadelphia Airport Revenue Refunding Bonds Series 2017B (AMT) (A1/A+)
1,150,000	5.000		07/01/2025	1,155,183
City of Philadelphia Airport Revenue Refunding Bonds Series 2021 (AMT) (A1/NR)
2,800,000	5.000		07/01/2027	2,901,603
Commonwealth of Pennsylvania GO Bonds First Series of 2021 (Aa2/A+)
4,190,000	3.000		05/15/2034	3,912,391
Commonwealth of Pennsylvania GO Bonds Series 2015 (Aa2/A+)
3,925,000	5.000		08/15/2025	3,957,037
County of Beaver GO Bonds Series 2017 (BAM) (NR/AA)
1,000,000	5.000		04/15/2025	1,000,734
Cumberland County Municipal Authority RB Refunding for Messiah College Series 2020 SS3 (NR/A-)
2,195,000	2.345		11/01/2026	2,121,941
Delaware River Port Authority Port District Project Refunding Bonds Series 2022 (A3/A)
1,050,000	5.000		01/01/2026	1,066,846
1,000,000	5.000		01/01/2027	1,037,231
Delaware Valley Regional Finance Authority Local Government RB 2022 Series B (A1/A+) (SIFMA Municipal Swap Index Yield + 0.40%)
17,860,000	3.270	(b)(f)	03/01/2057	17,750,416
Delaware Valley Regional Finance Authority Local Government RB 2022 Series C (A1/A+)
(SOFR + 0.49%)
13,580,000	3.398	(b)(f)	03/01/2057	13,517,205
Geisinger Authority Health System Long Term Rate RB Series 2020B (NR/AA-)
16,740,000	5.000	(b)(c)	04/01/2043	17,159,322
Lancaster Municipal Authority Healthcare Facilities RB Series A of 2024 Garden Spot Village Project (NR/NR)
190,000	5.000		05/01/2025	190,197
160,000	5.000		05/01/2026	162,457
195,000	5.000		05/01/2027	200,497
215,000	5.000		05/01/2028	223,610
185,000	5.000		05/01/2029	194,161
195,000	5.000		05/01/2030	206,572
205,000	5.000		05/01/2031	218,761
Lehigh County General Purpose Authority RB Refunding for The Good Shepherd Obligated Group Series 2021 A (NR/BBB)
525,000	4.000		11/01/2025	525,164
570,000	4.000		11/01/2026	572,581

234	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Pennsylvania – (continued)
Lehigh County IDA Pollution Control Revenue Refunding Bonds for PPL Electric Utilities Corp. Project Series 2016B (NON-AMT) (A1/A+)
$19,615,000	2.625%		02/15/2027	$19,405,528
Monroeville Finance Authority UPMC RB Series 2012 (A2/A)
2,390,000	5.000		02/15/2027	2,472,944
Montgomery County IDA Exempt Facilities Revenue Refunding Bonds 2023 Series B (Baa1/BBB+)
3,295,000	4.100		06/01/2029	3,371,119
Montgomery County IDA Exempt Facilities Revenue Refunding Bonds 2023 Series C (Baa1/BBB+) (PUTABLE)
5,335,000	4.450	(b)(c)	10/01/2034	5,444,615
Pennsylvania Economic Development Financing Authority RB for Presbyterian Senior Living Project Series 2021 (NR/NR)
1,600,000	4.000		07/01/2033	1,588,931
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management Inc. Project Series 2021A-2 (NR/A-/A-2)
10,000,000	4.600	(b)(c)	10/01/2046	10,054,484
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB Series 2009 (NR/A-/A-2) (PUTABLE)
14,680,000	0.950	(b)(c)	12/01/2033	14,009,902
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Refunding RB Series 2021B (NR/A-/A-2)
7,700,000	1.100	(b)(c)	06/01/2031	7,339,683
Pennsylvania Economic Development Financing Authority UPMC RB, Series 2020A (A2/A)
25,000,000	5.000	(b)(c)(e)	03/15/2060	26,899,885
Pennsylvania Economic Financing Development Authority Sewage Sludge Disposal Revenue Refunding Bonds Series 2020 (Baa2/NR)
615,000	4.000		01/01/2026	616,916
Pennsylvania Housing Finance Agency Special Limited Obligation Multifamily Housing Development Bonds for Cambridge Square Series 2023B (HUD SECT 8) (Aaa/NR)
1,000,000	5.000	(b)(c)	11/01/2026	1,009,859
Pennsylvania Turnpike Commission Subordinate Revenue Refunding Bonds First Series of 2024 (A2/A+)
1,000,000	5.000		12/01/2030	1,098,025
1,325,000	5.000		06/01/2031	1,462,622
2,000,000	5.000		06/01/2032	2,228,788
Pennsylvania Turnpike Commission Turnpike RB Series 2022 B (Aa3/NR)
155,000	5.000		12/01/2025	157,224
135,000	5.000		12/01/2026	139,843
185,000	5.000		12/01/2027	195,257
Philadelphia Redevelopment Authority City Service Agreement Revenue Refunding Bonds for City of Philadelphia Neighborhood Transformation Initiative Series A of 2025 (A1/A+)
2,340,000	5.000		04/15/2031	2,560,762
Southeastern Pennsylvania Transportation Authority RB for Asset Improvement Program Series 2022 (Aa3/NR)
570,000	5.000		06/01/2025	572,040
750,000	5.000		06/01/2026	769,736
500,000	5.000		06/01/2027	522,730

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Pennsylvania – (continued)
State Public School Building Authority School Lease Revenue Refunding Bonds for Philadelphia School District Project Series 2016A (AGM ST AID WITHHLDG) (Aa3/AA)
$2,550,000	5.000%		06/01/2031	$2,623,726
Westmoreland County IDA Health System Tax Exempt RB Series 2020A (Baa3/NR)
575,000	4.000		07/01/2025	575,037
625,000	4.000		07/01/2026	625,692

				193,218,735

Puerto Rico - 5.4%
Puerto Rico Commonwealth GO Bonds (NR/NR)
2,613,922	0.010	(c)(h)(i)	11/01/2043	1,636,969
Puerto Rico Commonwealth GO Restructured Bonds Series 2022 A-1 (NR/NR)
252,465	5.375		07/01/2025	253,588
501,051	5.625		07/01/2027	518,788
492,922	5.625		07/01/2029	528,022
478,771	5.750		07/01/2031	526,019
584,255	0.000	(g)	07/01/2033	400,316
454,000	4.000		07/01/2033	444,509
408,086	4.000		07/01/2035	389,835
350,245	4.000		07/01/2037	331,031
476,200	4.000		07/01/2041	435,464
495,242	4.000		07/01/2046	431,726
Puerto Rico Electric Power Authority Power RB Series VV (NATL) (NR/NR)
1,015,000	5.250		07/01/2025	1,014,411
150,000	5.250		07/01/2032	147,771
145,000	5.250		07/01/2035	141,496
Puerto Rico Electric Power Authority Power Revenue Refunding Bonds PP (NATL) (NR/NR)
700,000	5.000		07/01/2025	700,281
Puerto Rico Electric Power Authority Power Revenue Refunding Bonds SS (NATL) (NR/NR)
525,000	5.000		07/01/2025	525,318
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (A1/AA) (3M USD SOFR + 0.52%)
55,400,000	3.583	(f)	07/01/2029	53,953,157
Puerto Rico Financial Corp Commonwealth Appropriation Bonds 2001E (AGC-ICC AGM-CR) (A1/AA)
2,030,000	6.000		08/01/2026	2,102,654
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)
45,168,000	0.000	(g)	07/01/2027	41,411,725
6,885,000	0.000	(g)	07/01/2029	5,825,905
23,267,000	0.000	(g)	07/01/2031	18,211,819
21,487,000	0.000	(g)	07/01/2033	15,398,278
4,705,000	0.000	(g)	07/01/2046	1,535,426
3,833,000	0.000	(g)	07/01/2051	925,728
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
7,050,000	4.329		07/01/2040	6,869,419
56,000	4.536		07/01/2053	52,442
747,000	4.784		07/01/2058	711,039
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
98,889,000	4.500		07/01/2034	98,252,056

The accompanying notes are an integral part of these financial statements.	235

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR) – (continued)
$1,345,000	4.750%		07/01/2053	$1,293,148
3,400,000	5.000		07/01/2058	3,348,172
Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue Restructured Bonds Series A-1 (NR/NR)
4,772,000	4.550		07/01/2040	4,723,363
State of Delaware GO Custodial Receipts Series 2017A (NR/NR)
1,030,000	0.000	(h)	03/15/2049	87,253

				263,127,128

Rhode Island - 0.2%
Providence Public Buildings Authority Capital Improvement Program Projects RB 2024 Series A (AGC) (A1/AA)
610,000	5.000		09/15/2027	636,289
400,000	5.000		09/15/2028	422,769
Rhode Island Health and Educational Building Corp. Revenue Refunding Bonds for Providence Public Schools Series 2015 A (AGM ST APPROP) (Aa3/AA)
4,150,000	5.000		05/15/2025	4,159,297
State of Rhode Island GO Bonds Consolidated Capital Development Loan Series 2022 A (Aa2/AA)
2,210,000	5.000		08/01/2026	2,274,790

				7,493,145

South Carolina - 0.1%
Charleston County Airport District Charleston South Carolina Airport RB Series 2024 (A1/A+)
685,000	5.000		07/01/2029	739,241
720,000	5.000		07/01/2030	785,110
600,000	5.000		07/01/2031	660,099
1,730,000	5.000		07/01/2032	1,918,824
Charleston Educational Excellence Financing Corporation Installment Purchase Revenue Refunding Bonds Charleston County School District South Carolina Project Series 2024 (Aa3/AA-)
500,000	5.000		12/01/2031	554,694
Housing Authority of The City of Greenville Multifamily Housing RB for Cherokee Landing Apartments Project Series 2023 (Aaa/NR)
900,000	5.000	(b)(c)	07/01/2027	919,552
South Carolina Public Service Authority Santee Cooper Revenue Obligations 2025 Tax-Exempt Refunding Series B (A3/A-)
1,250,000	5.000		12/01/2028	1,334,442

				6,911,962

Tennessee - 0.3%
City of Memphis Sanitary Sewage System Revenue Refunding Bonds Series 2018 (Aa2/A+)
2,245,000	4.000		10/01/2035	2,238,052
County of Knox Health, Educational & Housing Board Collateralized Multifamily Housing Bonds for Westview Towers Project Series 2022 (HUD SECT 8) (NR/AA+) (PUTABLE)
3,500,000	3.950	(b)(c)	12/01/2027	3,512,606
Metropolitan Nashville Airport Authority Airport Improvement RB Series 2022B (A1/NR)
1,050,000	5.000		07/01/2028	1,097,485

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Tennessee – (continued)
Tennessee State School Bond Authority Higher Education Facilities Second Program Bonds 2015 Series B (ST INTERCEPT) (Aa1/AA+)
$5,000,000	5.000	%(a)	11/01/2025	$5,060,550

The Health and Educational Facilities Board of The Metropolitan Government of Nashville and Davidson County, Multifamily Housing RB Ben Allen Ridge Apartments Project Series 2022B (FNMA COLL) (Aaa/NR) (PUTABLE)

1,135,000	3.850	(b)(c)	02/01/2048	1,140,757
The Health Educational and Housing Facility Board of The County of Knox Collateralized Multifamily Housing Bonds The Pines Apartments Project Series 2024 (HUD SECT 8) (NR/AA+) (PUTABLE)
3,000,000	3.100	(b)(c)	09/01/2029	2,990,494

				16,039,944

Texas - 11.1%
Arlington Higher Education Finance Corp. Great Hearts America - Texas Education RB Series 2024A (Baa3/NR)
2,000,000	4.250		08/15/2034	1,944,164
Austin Affordable PFC Inc. Multifamily Housing RB Heritage Pointe Seniors Apartments Series 2024B (Aaa/NR)
2,850,000	5.000	(b)(c)	11/01/2028	2,973,154
Austin Affordable PFC Inc. Multifamily Housing RB Series 2024B (FNMA COLL) (Aaa/NR)
700,000	5.000	(b)(c)	09/01/2028	728,453
Austin Affordable PFC Inc. Multifamily Housing RB Series 2024B Eagle’s Landing Family Apartments (Aaa/NR)
1,060,000	5.000	(b)(c)	09/01/2028	1,103,086
Baytown Municipal Development District Combination Limited Sales Tax Revenue 3rd Lien Hotel RB Series 2021C (NR/AA-)
1,375,000	5.000		10/01/2037	1,377,193
Bexar County Housing Finance Corp. RB Refunding for Westcliffe Housing Foundation, Inc. Series 2004 (Aa1/NR)
150,000	3.750	(c)	02/01/2035	147,469
Bexar Management and Development Corp. Multifamily Housing RB for Hill View Heights Apartments Series 2024 (Aaa/NR)
2,090,000	3.020	(b)(c)	05/10/2045	2,057,766
Board of Regents of The University of Texas System Revenue Financing System Bonds Series 2024A (Aaa/AAA)
5,000,000	5.000		08/15/2026	5,153,339
10,000,000	5.000		08/15/2027	10,511,725

Boerne Independent School District A Political Subdivision of The State of Texas Located In Kendall Bexar and Comal Counties Texas Fixed and Variable Rate Unlimited Tax School Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)

1,750,000	4.000	(b)(c)	02/01/2054	1,785,772
City of Austin RB Refunding for Airport System Series 2019 (AMT) (A1/A+)
1,150,000	5.000		11/15/2025	1,163,075
City of Austin Water & Wastewater System Revenue Refunding Bonds Series 2022 (Aa2/AA)
1,000,000	5.000		11/15/2025	1,013,463
1,000,000	5.000		11/15/2026	1,035,211
1,500,000	5.000		11/15/2027	1,581,108
City of Boyd Special Assessment RB, Series 2024 (City of Boyd Public Improvement District No. 1 Improvement Area #1 Project) (NR/NR)
323,000	4.250	(d)	09/15/2030	323,947

236	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Bryan Rural Electric System RB, Series 2024 (AGM) (NR/AA)
$265,000	5.000%		07/01/2027	$276,360
245,000	5.000		07/01/2028	259,620
City of Celina Special Assessment Bonds for The Lake at Mustang Ranch Public Improvement District Phase#1 Project Series 2020 (BAM) (NR/AA)
305,000	4.000		09/01/2025	305,454
320,000	4.000		09/01/2026	321,924
335,000	4.000		09/01/2027	338,083
350,000	4.000		09/01/2028	353,341
City of Celina Texas a Municipal Corp. of The State of Texas Located in Collin and Denton Counties Special Assessment RB Series 2024 (BAM) (NR/AA)
567,000	5.000		09/01/2028	593,790
City of Celina Texas A Municipal Corp. of The State of Texas Located in Collin and Denton Counties Special Assessment Revenue Refunding Bonds Series 2024 (BAM) (NR/AA)
579,000	5.000		09/01/2025	582,232
605,000	5.000		09/01/2026	616,921
637,000	5.000		09/01/2027	659,419
700,000	5.000		09/01/2029	738,096
City of Dallas fort Worth International Airport Joint Revenue Refunding and Improvement Bonds Series 2023B (A1/AA-)
2,000,000	5.000		11/01/2025	2,025,229
1,600,000	5.000		11/01/2026	1,655,110
City of Dallas Housing Finance Corp. Multifamily Housing RB for Highpoint at Wynnewood Series 2022 (Aaa/NR)
2,900,000	3.500	(b)(c)	02/01/2044	2,901,245
City of Dallas Housing Finance Corp. Multifamily Housing RB for Positano Series 2023 (FHA 221(D4)) (Aaa/NR)
845,000	5.000	(b)(c)	09/01/2026	851,265
City of Dallas Housing Finance Corp. Multifamily Housing RB for Rosemont At Ash Creek Apartments Series 2023 (FHA 221(D4)) FHA (Aaa/NR)
1,130,000	5.000	(b)(c)	07/01/2026	1,142,787
City of Dallas Housing Finance Corp. Multifamily Housing RB for The Mondello Series 2024 (FHA 221(D4)) (Aaa/NR)
515,000	5.000	(b)(c)	08/01/2027	526,911
City of Dallas Housing Finance Corp. Multifamily Housing Revenue Notes for Estates at Ferguson Series 2023 (Aaa/NR)
1,045,000	5.000	(b)(c)	07/01/2042	1,076,006
City of Dallas Waterworks and Sewer System Revenue Refunding Bonds Series 2015A (Aa2/AAA)
2,510,000	5.000		10/01/2026	2,536,847
City of Fate Special Assessment Refunding for Williamsburg Public Improvement District No. 1 Project Series 2019 (BAM) (NR/AA)
150,000	4.000		08/15/2025	150,287
155,000	4.000		08/15/2026	156,256
160,000	4.000		08/15/2027	161,813
City of Fort Worth Texas A Municipal Corp. of The State of Texas Located In Tarrant Denton Parker Johnson and Wise Counties Special Assessment RB Series 2024 Project (BAM) (NR/AA)
300,000	5.000		09/01/2025	301,879
576,000	5.000		09/01/2026	589,068
606,000	5.000		09/01/2027	628,342
640,000	5.000		09/01/2028	672,053

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Galveston Texas Wharves and Terminal First Lien RB Series 2024A (NR/A)
$740,000	5.000%		08/01/2026	$755,508
875,000	5.000		08/01/2027	905,619
630,000	5.000		08/01/2028	658,217
City of Houston Texas Combined Utility System First Lien Revenue Refunding Bonds Series 2024A (Aa2/NR)
1,800,000	5.000		11/15/2025	1,824,345
4,560,000	5.000		11/15/2026	4,721,300
4,560,000	5.000		11/15/2027	4,804,203
1,000,000	5.000		11/15/2029	1,083,097
City of Houston Texas Public Improvement Refunding Bonds Series 2024B (Aa3/AA)
1,900,000	5.000		03/01/2026	1,938,386
City of Kyle Special Assessment RB for 6 Creeks Public Improvement District Project Series 2023 (NR/NR)
152,000	4.125	(d)	09/01/2028	152,264
City of Kyle Texas A Municipal Corp. of The State of Texas Located in Hays County Special Assessment RB Series 2025 (6 Creeks Public Improvement District Improvement Area #3B Project) (NR/NR)
722,000	4.375	(d)	09/01/2035	706,801
City of Lavon Heritage Public Improvement District No. 1 Special Assessment Refunding Series 2021 (BAM) (NR/AA)
320,000	3.000		09/15/2025	319,781
City of McLendon-Chisholm Special Assessment Refunding Bonds Sonoma Public Improvement District Series 2020 (BAM) (NR/AA)
285,000	4.000		09/15/2025	285,940
295,000	4.000		09/15/2026	297,782
305,000	4.000		09/15/2027	308,847
City of Mesquite, Dallas and Kaufman Counties Special Assessment RB, Series 2023 Heartland Town Center Public Improvement District Phase 2 Specific Improvements Project (NR/NR)
214,000	4.000	(d)	09/01/2030	209,380
City of Oak Point Special Assessment for Wildridge Public Improvement District No. 1 Project Series 2021 (NR/NR)
250,000	2.750	(d)	09/01/2031	220,692
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)
62,000	2.500	(d)	09/01/2026	60,477
City of Princeton, Collin County Special Assessment RB, Series 2020 Arcadia Farms Public Improvement District Phases 3 and 4 Project (NR/NR)
34,000	2.875	(d)	09/01/2025	33,853
City of Princeton, Collin County Special Assessment RB, Series 2020 Winchester Public Improvement District Phase 1 and 2 Project (NR/NR)
60,000	2.750	(d)	09/01/2025	59,720
City of Sachse Special Assessment RB for Sachse Public Improvement District Project Series 2022 (NR/NR)
150,000	5.000	(d)	09/15/2028	151,644
City of San Antonio Electric & Gas Systems Variable Rate Junior Lien Revenue Refunding Bonds Series 2020 (Aa3/A+)
10,750,000	1.750	(b)(c)	02/01/2049	10,610,842

The accompanying notes are an integral part of these financial statements.	237

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of San Antonio Electric and Gas Systems Fixed and Variable Rate Junior Lien Revenue Refunding Bonds Series 2022 (Aa3/A+)
$12,000,000	2.000	%(b)(c)	02/01/2049	$11,359,288
City of San Antonio General Improvement Bonds Series 2023 (Aaa/AAA)
5,000,000	5.000		02/01/2026	5,093,915
City of San Antonio Texas Electric and Gas Systems Revenue Refunding Bonds New Series 2024D (Aa2/AA-)
2,595,000	5.000		02/01/2030	2,819,284
5,270,000	5.000		02/01/2031	5,788,170
City of San Antonio Texas Municipal Facilities Corporation City Tower Renovation Project Variable Rate Lease RB Series 2021 (Aa1/AA+)
1,680,000	5.000	(b)(c)	08/01/2050	1,746,078
City of San Antonio Water System Variable Rate Junior Lien RB Series 2013F (Aa1/AA+)
20,000,000	1.000	(b)(c)	05/01/2043	19,196,808
Clear Creek Independent School District UT Refunding Bonds Series 2024A (PSF-GTD) (Aaa/NR)
5,500,000	5.000		02/15/2031	6,061,737
3,410,000	5.000		02/15/2032	3,796,987
Clifton Higher Education Finance Corp. Education Revenue and Refunding Bonds Idea Public Schools Series 2024 (PSF-GTD) (NR/AAA)
600,000	5.000		08/15/2026	616,416
1,000,000	5.000		08/15/2027	1,045,510
Clifton Higher Education Finance Corporation (International Leadership of Texas, Inc.) Education Revenue And Refunding Bonds Series 2024A (PSF-GTD) (Aaa/NR)
1,000,000	5.000		08/15/2026	1,027,360
Comal Independent School District GO Refunding Bonds Series 2017 (PSF-GTD) (Aaa/NR)
1,600,000	5.000		02/01/2026	1,628,722
Conroe Independent School District UT Refunding Bonds Series 2023A (PSF-GTD) (Aaa/AAA)
2,000,000	5.000		02/15/2026	2,037,670
2,035,000	5.000		02/15/2027	2,117,228
Crosswinds at South Lake Special Improvement District Limited Ad Valorem Tax and Subordinate Lien Sales and Use Tax Bonds, Series 2024 (AGC) (Baa3/AA)
510,000	5.000		08/15/2030	538,446
390,000	5.000		08/15/2034	410,200
Crowley Independent School District UT Refunding Bonds Series 2016B (PSF-GTD) (Aaa/NR)
2,550,000	5.000	(a)	08/01/2025	2,567,717
Cypress-Fairbanks Independent School District A Political Subdivision of the State of Texas Located In Harris County Texas Unlimited Tax Refunding Bonds Series 2025 (PSF-GTD) (Aaa/AAA)
2,760,000	5.000		02/15/2033	3,098,446
Cypress-Fairbanks Independent School District A Political Subdivision of The State of Texas Located in Harris County Texas UT School Building Bonds Series 2024B (PSF-GTD) (Aaa/AAA)
1,750,000	5.000		02/15/2032	1,948,600
Dallas County Flood Control District No. 1 Unlimited Tax GO Refunding Bonds Series 2015 (NR/NR)
3,250,000	5.000	(d)	04/01/2032	3,175,799

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Denton County Permanent Improvement Refunding Bonds Series 2016 (Aaa/AAA)
$2,000,000	4.000%		07/15/2033	$2,001,573
Eagle Mountain-Saginaw Independent School District Variable Rate UT School Building Bonds Series 2011 (PSF-GTD) (NR/AAA)
1,525,000	4.000	(b)(c)	08/01/2050	1,552,069
Ector County Hospital District GO Refunding Bonds Series 2020 (Baa2/BBB-)
130,000	5.000		09/15/2025	130,467
620,000	5.000		09/15/2026	627,627
El Paso County Hospital District El Paso County Texas GO Refunding Bonds Series 2024 (AGC) (NR/AA)
1,000,000	5.000		08/15/2026	1,026,749
1,225,000	5.000		08/15/2027	1,280,256
1,105,000	5.000		08/15/2028	1,173,211
El Paso Independent School District Variable Rate Maintenance Tax Notes Series 2020 (Aa2/NR)
1,750,000	5.000	(b)(c)	02/01/2040	1,775,471
Fort Bend Independent School District GO Bonds Series 2020 B (PSF-GTD) (NR/AAA)
5,890,000	0.875	(b)(c)	08/01/2050	5,839,777
Goose Creek Consolidated Independent School District GO Bonds RMKT 08/16/21 Series 2014 B (PSF-GTD) (Aaa/AAA)
4,000,000	0.600	(b)(c)	02/15/2035	3,863,588
Grayson County Junior College District GO Bonds Series 2024 (Aa2/NR)
340,000	5.000		02/15/2030	368,581
445,000	5.000		02/15/2031	486,920
520,000	5.000		02/15/2032	573,234
Hale Center Education Facilities Corp. Revenue Improvement and Revenue Refunding Bonds Series 2022 (NR/BBB+)
675,000	5.000		03/01/2026	681,666
990,000	5.000		03/01/2027	1,009,743
Harlandale Independent School District UT Refunding Bonds Series 2015A (PSF-GTD) (NR/AAA)
4,130,000	4.000	(a)	08/15/2025	4,145,402
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Medical Center Obligated Group Series 2019 B (A1/AA-)
8,940,000	0.900	(b)(c)	05/15/2050	8,901,514
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Medical Center Series 2019 A (A1/AA-)
1,575,000	5.000		05/15/2030	1,670,213
Harris County Texas Permanent Improvement Tax and Revenue Certificates of Obligation Series 2024 (Aaa/NR)
1,380,000	5.000		09/15/2026	1,425,187
1,760,000	5.000		09/15/2027	1,851,231
Harris County Texas UT Road Refunding Bonds Series 2024A (Aaa/NR)
1,050,000	5.000		09/15/2026	1,084,382
1,445,000	5.000		09/15/2027	1,519,903
Hidalgo County Drainage District No. 1 UT Improvement Bonds Series 2023 (Aa2/AA-)
3,000,000	5.000		09/01/2025	3,023,475
Houston Housing Finance Corp. Multifamily Housing RB Cordova Apartments Series 2024 (Aaa/NR)
2,650,000	3.650	(b)(c)	02/01/2048	2,662,361

238	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Houston Water & Sewer System Junior Lien Revenue Refunding Bonds Series 1998A (AGM) (Aa1/AA+)
$5,755,000	0.000	%(g)	12/01/2026	$5,460,713
Jacksboro Independent School District Adjustable Rate UT School Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
2,470,000	4.000	(b)(c)	02/15/2048	2,531,569
Jim Hogg County Independent School District UT Refunding Bonds Series 2023 (PSF-GTD) (NR/AAA)
510,000	5.000		08/15/2026	524,788
Karnes County Hospital District A Political Subdivision of The State of Texas Located In Karnes County Adjustable-Rate Hospital Revenue Refunding Bonds Series 2024 (NR/NR)
2,825,000	5.000	(b)(c)	02/01/2044	2,940,609
Kaufman County Fresh Water Supply District No. 1-D Unlimited Tax Road Bonds Series 2024 (AGC) (Baa3/AA)
205,000	5.000		09/01/2029	215,561
260,000	5.000		09/01/2033	274,133
Kaufman County Fresh Water Supply District No. 1-D Unlimited Tax Utility Bonds Series 2024 (AGC) (Baa3/AA)
385,000	5.000		09/01/2029	404,924
465,000	5.000		09/01/2033	490,008
Klein Independent School District UT Refunding Bonds Series 2016A (PSF-GTD) (Aaa/AAA)
2,805,000	4.000		08/01/2034	2,806,147
Laredo Independent School District A Political Subdivision of The State of Texas Located In Webb County UnLT Refunding Bonds Series 2024 (PSF-GTD) (NR/AAA)
1,250,000	5.000		08/01/2027	1,311,204
Laredo Independent School District UT Refunding Bonds Series 2023 (AGM) (NR/AA)
350,000	5.000		08/01/2025	352,566
360,000	5.000		08/01/2026	369,292
735,000	5.000		08/01/2027	765,891
Leander Independent School District UT School Building Bonds Series 2022 (PSF-GTD) (NR/AAA)
1,025,000	5.000		08/15/2027	1,075,010
Love Field Airport Modernization Corp. General Airport Revenue Refunding Bonds Series 2021 (NR/A)
3,615,000	5.000		11/01/2026	3,703,313
Lower Colorado River Authority LCRA Transmission Services Corp. Project RB Refunding Series 2019 (NR/A)
4,400,000	5.000		05/15/2027	4,586,016
Lower Colorado River Authority Transmission Contract Refunding RB for LCRA Transmission Services Corp. Project Series 2022A (NR/A)
250,000	5.000		05/15/2025	250,624
1,000,000	5.000		05/15/2026	1,024,295
680,000	5.000		05/15/2027	708,748
Matagorda County Navigation District Number One Pollution Control Revenue Refunding Bonds for Central Power and Light Company Project Series 1996 (Baa3/BBB+)
1,875,000	4.250		05/01/2030	1,920,470
Montgomery Independent School District A Political Subdivision of The State of Texas Located In Montgomery County Texas Unlimited Tax Refunding Bonds Series 2024A (PSF-GTD) (Aaa/NR)
2,240,000	5.000		02/15/2031	2,468,780
1,675,000	5.000		02/15/2032	1,865,089

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Cityscape Schools, Inc. Series 2019 A (NR/BBB-)
$225,000	4.000	%(d)	08/15/2029	$221,236
New Hope Cultural Education Facilities Finance Corporation Retirement Facility RB Westminster Project Series 2025 (NR/NR)
370,000	5.000		11/01/2031	394,474
New Hope Cultural Education Facilities Finance Corporation Retirement Facility RBWestminster Project Series 2025 (NR/NR)
270,000	5.000		11/01/2025	272,315
185,000	5.000		11/01/2026	189,304
245,000	5.000		11/01/2027	253,492
305,000	5.000		11/01/2028	319,067
395,000	5.000		11/01/2029	416,871
550,000	5.000		11/01/2030	584,677
460,000	5.000		11/01/2032	491,905
485,000	5.000		11/01/2033	518,221
405,000	5.000		11/01/2034	433,627
430,000	5.000		11/01/2035	460,095
North Texas Municipal Water District Texas Water System Revenue Refunding Bonds Series 2021A (Aa1/AAA)
5,000,000	3.000		09/01/2032	4,782,991
North Texas Tollway Authority System Revenue Refunding Bonds First Tier Bonds Series 2023A (Aa3/AA-)
6,500,000	5.000		01/01/2026	6,604,118
North Texas Tollway Authority System Revenue Refunding Bonds Second Tier Bonds Series 2024B (A1/A+)
5,000,000	5.000		01/01/2032	5,509,791
Northside Independent School District Texas Bexar County Hill Variable Rate Unlimited Tax School Building and Refunding Bonds Series 2024B (PSF-GTD) (Aaa/NR)
5,470,000	3.450	(b)(c)	08/01/2054	5,468,258
Northside Independent School District Variable Rate UT School Building Bonds Series 2020 (PSF-GTD) (Aaa/NR)
25,000,000	0.700	(b)(c)	06/01/2050	24,862,640
Northside Independent School District, Bexar County, Variable Rate UT School Building Bonds, Series 2023B (PSF-GTD) (Aaa/NR)
3,980,000	3.000	(b)(c)	08/01/2053	3,963,031
Pasadena Independent School District UT School Building Bonds Series 2023 (PSF-GTD) (Aaa/AAA)
200,000	5.000		02/15/2026	203,941
225,000	5.000		02/15/2027	234,385
Pasadena Independent School District Variable Rate UT School Building Bonds (PSF-GTD) (Aaa/AAA)
14,250,000	3.230	(b)(c)	02/15/2044	14,225,544
Plainview Independent School District Adjustable Rate UT School Building Bonds Series 2020B (PSF-GTD) (Aaa/NR)
1,515,000	4.000	(b)(c)	02/15/2050	1,524,846
Ponder Independent School District Texas Denton County Adjustable Rate UT School Building Bonds Series 2021 (PSF-GTD) (NR/AAA)
1,800,000	4.000	(b)(c)	02/15/2051	1,831,598
Port of Houston Authority of Harris County First Lien RB Series 2023 (NON-AMT) (Aa3/AA+)
950,000	5.000		10/01/2025	960,005
700,000	5.000		10/01/2026	722,355

The accompanying notes are an integral part of these financial statements.	239

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Pottsboro Independent School District A Political Subdivision of The State of Texas Located In Grayson County Texas Adjustable Rate UT School Building Bonds Series 2022 (PSF-GTD) (NR/AAA)
$1,910,000	4.000	%(b)(c)	02/15/2052	$1,931,833
Prosper Independent School District Adjustable Rate UT School Building Bonds Series 2019B (PSF-GTD) (Aaa/NR)
1,875,000	4.000	(b)(c)	02/15/2050	1,889,691
San Antonio Housing Trust Public Facility Corporation Multifamily Housing RB Palladium San Antonio Series 2024 (Aaa/NR) (PUTABLE)
1,065,000	3.450	(b)(c)	07/01/2029	1,069,971
San Antonio Housing Trust Public Facility Corporation Multifamily Housing RB Residences At Pearsall Park Series 2024B (Aaa/NR)
2,000,000	3.190	(b)(c)	10/01/2028	1,997,659
SMHA Finance Public Facility Corporation Texas Multifamily Housing Revenue Bonds Centerpoint Depot Series 2024 (Aaa/NR) (PUTABLE)
2,630,000	3.700	(b)(c)	07/01/2028	2,656,429
Spring Branch Independent School District UT Schoolhouse Bonds Series 2022 (PSF-GTD) (Aaa/AAA)
1,230,000	5.000		02/01/2026	1,252,080
1,000,000	5.000		02/01/2027	1,039,599
State of Texas College Student Loan GO Bonds Series 2016 (Aaa/AAA)
4,275,000	5.500		08/01/2027	4,413,249
Strategic Housing Finance Corporation of Travis County Multifamily Housing RB Series 2024 (Aaa/NR)
2,555,000	3.350	(b)(c)	03/01/2046	2,553,706
Tarrant County Cultural Education Facilities Finance Corp. Hospital RB for Baylor Scott & White Health Project Series 2022E (Aa2/AA-)
4,045,000	5.000	(b)(c)	11/15/2052	4,118,382
Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding Bonds Christus Health Series 2024B (A1/NR)
525,000	5.000		07/01/2026	537,091
800,000	5.000		07/01/2027	832,896
1,000,000	5.000		07/01/2028	1,057,164
Tarrant County Cultural Education Facilities Finance Corporation Revenue Refunding Bonds Trinity Terrace Project Series 2024 (NR/NR)
495,000	5.000		10/01/2025	498,141
Tarrant County Housing Finance Corporation Multifamily Housing RB The Meridian Apartments Series 2024B (Aaa/NR)
1,000,000	5.000	(b)(c)	09/01/2028	1,040,648
Texas Department of Housing and Community Affairs Multifamily Housing RB Palladium E Lancaster Avenue Series 2024 (Aaa/NR) (PUTABLE)
10,000,000	3.125	(b)(c)	08/01/2029	9,975,385
Texas Department of Housing and Community Affairs Multifamily Housing RB Palladium Old FM 471 W Series 2024 (FHA 221(D)(4)) (Aaa/NR) (PUTABLE)
5,000,000	3.050	(b)(c)	09/01/2029	4,978,392
Texas Department of Housing and Community Affairs Multifamily Housing Revenue Notes for Aspen Park Series 2023 (Aaa/NR)
3,335,000	5.000	(b)(c)	03/01/2041	3,340,664

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A1/A-)
(3M USD SOFR + 0.70%)
$3,680,000	3.756	%(f)	12/15/2026	$3,682,347
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 B (A1/A)
(SIFMA Municipal Swap Index Yield + 0.55%)
5,080,000	3.420	(f)	09/15/2027	5,040,991
Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds Series 2021 (A1/BBB+)
335,000	5.000		12/15/2025	337,760
Texas Municipal Gas Acquisition and Supply Corp. II RB for SOFR Index Rate Series 2012 C (A1/A)
(3M USD SOFR + 0.86%)
73,910,000	3.700	(f)	09/15/2027	74,044,243
Texas Private Activity Bonds Surface Transportation Corp. RB Refunding for NTE Mobility Partners LLC Series 2019 A (Baa1/NR)
2,920,000	5.000		12/31/2032	3,077,174
Texas Public Finance Authority Revenue Financing System Bonds for Southern University Series 2023 (BAM) (NR/AA)
480,000	5.000		05/01/2025	480,614
500,000	5.000		05/01/2026	508,638
620,000	5.000		05/01/2027	640,952
640,000	5.000		05/01/2028	669,703
Texas State Affordable Housing Corp. Multifamily Housing RB for Eden Court Apartments Project Series 2023 (HUD SECT 8) (Aaa/NR)
1,360,000	5.000	(b)(c)	04/01/2043	1,369,970
Texas State Affordable Housing Corp. Multifamily Housing RB for Norman Commons Project Series 2023 (Aaa/NR)
2,200,000	3.625	(b)(c)	01/01/2045	2,215,002
Texas State Technical College System Revenue Financing System Improvement Bonds Series 2022A (AGM) (A1/AA)
1,450,000	5.000		08/01/2025	1,459,815
1,750,000	5.000		08/01/2026	1,798,931
1,300,000	5.000		08/01/2027	1,361,589
Texas Transportation Commission Central Texas Turnpike System First Tier Revenue Refunding Put Bonds Series 2024-B (A2/A)
2,150,000	5.000	(b)(c)	08/15/2042	2,269,779
Texas Transportation Commission State Highway Fund First Tier RB Series 2016-B (Aaa/AAA)
46,000,000	0.560		04/01/2026	44,386,007
Texas Water Development Board State Revolving Fund RB New Series 2020 (NR/AAA)
2,700,000	5.000		08/01/2026	2,780,590
Texas Water Development Board State Water Implementation Revenue Fund for Texas RB Series 2022 (NR/AAA)
1,300,000	5.000		04/15/2025	1,301,069
1,625,000	5.000		10/15/2025	1,644,372
1,265,000	5.000		04/15/2026	1,294,636
1,850,000	5.000		10/15/2026	1,912,361
1,240,000	5.000		04/15/2027	1,294,993
1,450,000	5.000		10/15/2027	1,529,037
The Mesquite Housing Finance Corporation Multifamily Housing RB Palladium Carver Living Series 2024 (Aaa/NR) (PUTABLE)
5,000,000	3.350	(b)(c)	08/01/2029	5,012,772

240	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Town of Flower Mound River Walk Public Improvement District No. 1 Special Assessment Refunding Bonds Series 2021 (NR/NR)
$320,000	2.625	%(d)	09/01/2026	$312,682
Town of Little Elm Special Assessment RB for Valencia Public Improvement Project Series 2021 (NR/NR)
281,000	2.875	(d)	09/01/2031	249,400
Town of Little Elm Special Assessment RB for Valencia Public Improvement Project Series 2021 (NR/NR) (NR/NR)
100,000	2.375	(d)	09/01/2026	96,894
Travis County Development Authority Contract Assessment RB for Turner’s Crossing Public Improvement District Improvement Area #1 Commercial Lot 98 and Improvement Area #2 Project Series 2025 (NR/NR)
607,000	4.250		09/01/2031	599,569
Travis County Development Authority Contract Assessment RB for Turner’s Crossing Public Improvement District Improvement Area Project Series 2022 (NR/NR)
159,000	4.375	(d)	09/01/2027	159,191
University of Houston Board of Regents System Consolidated Revenue Refunding Bonds Series 2017C (Aa2/AA)
10,000,000	4.000		02/15/2033	10,041,788
University of Texas System Revenue Financing System RB Refunding Series 2017 C (Aaa/AAA)
2,815,000	5.000		08/15/2026	2,901,330
Westpointe Special Improvement District Limited Ad Valorem Tax Bonds Series 2023A (BAM) (Baa2/AA)
185,000	5.500		08/15/2025	186,321
195,000	5.500		08/15/2026	199,992
210,000	5.500		08/15/2027	219,558
220,000	5.500		08/15/2028	233,645
230,000	5.500		08/15/2029	247,454
245,000	5.500		08/15/2030	266,602
255,000	5.500		08/15/2031	280,171
270,000	5.000		08/15/2032	287,391
285,000	5.000		08/15/2033	302,006
300,000	5.000		08/15/2034	316,307
Westpointe Special Improvement District Limited Ad Valorem Tax Road Bonds Series 2024 (BAM) (Baa2/AA)
475,000	5.000		08/15/2025	477,523
280,000	5.000		08/15/2026	285,311
325,000	5.000		08/15/2029	343,145
Westside 211 Special Improvement District Limited Ad Valorem Tax and Subordinate Lien Sales and Use Tax Road Bonds, Series 2021 (Baa3/NR)
285,000	2.000		08/15/2028	262,657
Westside 211 Special Improvement District Limited Ad Valorem Tax Subordinate Lien Sales Use Tax Road Bonds Series 2022 (Baa3/NR)
85,000	5.000		08/15/2025	85,376
90,000	5.000		08/15/2026	91,154
90,000	5.000		08/15/2027	92,173
95,000	5.000		08/15/2028	97,659
100,000	5.000		08/15/2029	103,013
110,000	5.000		08/15/2030	113,363
115,000	5.000		08/15/2031	118,141
120,000	5.000		08/15/2032	122,711

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Westside 211 Special Improvement Project District LT & Subordinate Lien Sales & Use Tax Road Bonds Series 2021 (Baa3/NR)
$270,000	2.000%		08/15/2026	$261,506
Wise County Texas Tax Notes Series 2024 (NR/AA+)
550,000	5.000		02/15/2026	559,165
575,000	5.000		02/15/2027	595,248
550,000	5.000		02/15/2028	579,252

				546,059,502

Utah - 0.3%
Intermountain Power Agency Power Supply RB 2023 Series A (Tax-Exempt) (Aa3/NR)
2,970,000	5.000		07/01/2034	3,211,919
Salt Lake City International Airport RB Series 2018A (AMT) (A2/A+)
1,000,000	5.000		07/01/2029	1,043,134
Salt Lake City International Airport RB Series 2021A (A2/A+)
2,500,000	5.000		07/01/2027	2,585,220
7,420,000	5.000		07/01/2028	7,755,563
Utah Housing Corp. Multifamily Housing RB Series 2024 (Aaa/NR)
1,440,000	3.700	(b)(c)	08/01/2043	1,448,449
Utah Telecommunication Open Infrastructure Agency Sales Tax & Telecommunication Revenue Refunding Bonds Series 2022 (NR/AA-)
250,000	5.000		06/01/2025	250,726
250,000	5.000		06/01/2026	255,277
300,000	5.000		06/01/2027	312,752

				16,863,040

Virginia - 1.7%
Chesapeake Redevelopment and Housing Authority Multifamily Housing RB Hunters Point Apartments, Series 2023 (HUD SECT 8) (Aaa/NR)
3,450,000	5.000	(b)(c)	05/01/2043	3,517,529
City of Bristol GO Bond Anticipation Notes Series 2023 (ST AID WITHHLDG) (A2/A+)
3,750,000	5.000		09/01/2027	3,778,117
Commonwealth of Virginia Commonwealth Transportation Board Capital Projects RB Series 2016 (Aa1/AA+)
9,355,000	4.000		05/15/2032	9,409,374
Economic Development Authority of Isle of Wight County Health System RB for Riverside Health System Series 2023 (AGM) (NR/AA)
500,000	5.000		07/01/2026	511,515
500,000	5.000		07/01/2027	520,560
500,000	5.000		07/01/2028	528,582
Economic Development Authority of The City of Winchester Virginia RB Valley Health System Obligated Group Series 2024A (A1/A+)
800,000	5.000		01/01/2027	827,132
275,000	5.000		01/01/2028	288,682
Economic Development Authority of The County of Spotsylvania Public Facilities Refunding RB Series 2021 (NR/AA+)
2,960,000	5.000		06/01/2026	3,035,479

The accompanying notes are an integral part of these financial statements.	241

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Virginia – (continued)
Economic Development Authority of The County of Spotsylvania Virginia Public Facilities Revenue Refunding Bonds Series 2021 (NR/AA+)
$2,000,000	5.000%		06/01/2027	$2,093,453
Fairfax County Public Improvement Bonds Series 2022A (ST AID WITHHLDG) (Aaa/AAA)
2,500,000	4.000		10/01/2025	2,515,413
Fairfax County Redevelopment & Housing Authority Multifamily Housing RB for Dominion Square North Project Series 2023 (Aaa/NR)
5,400,000	5.000	(b)(c)	01/01/2045	5,603,287
Hampton Roads Transportation Authority Accountability Commission Transportation Fund Senior Lien Bond Anticipation Notes Series 2021A (NR/NR)
14,325,000	5.000		07/01/2026	14,710,639
Industrial Development Authority of Arlington County Hospital RB for VHC Health Series 2023A (NR/A+)
4,225,000	5.000	(b)(c)	07/01/2053	4,520,395
Louisa Industrial Development Authority RB Virginia Electric and Power Co. Series 2008 B (A2/BBB+) (PUTABLE)
2,500,000	0.750	(b)(c)	11/01/2035	2,458,145
Norfolk Redevelopment and Housing Authority Multifamily Housing RB Braywood Manor Apartments, Series 2023 (HUD SECT 8) (Aaa/NR)
125,000	5.000	(b)(c)	05/01/2043	127,366
Virginia College Building Authority Virginia Educational Facilities Revenue Refunding Bonds Public Higher Education Financing Program Series 2016A (ST INTERCEPT) (Aa1/AA+)
10,545,000	3.000		09/01/2026	10,545,307
Virginia Housing Development Authority Rental Housing Bonds 2024 Series C (NON-AMT) (Aa1/AA+)
2,730,000	3.950		06/01/2029	2,742,391
Virginia Port Authority Port Facilities RB Refunding Series 2015 A (AMT) (NR/NR)
2,000,000	5.000	(a)	07/01/2025	2,008,073
Wise County IDA Solid Waste & Sewage Disposal RB Series 2009A (A2/BBB+) (PUTABLE)
12,500,000	0.750	(b)(c)	10/01/2040	12,288,196

				82,029,635

Washington - 2.9%
City of Seattle Limited Tax GO Improvement & Refunding Bonds Series 2015 A (Aaa/AAA)
5,000,000	5.000		06/01/2026	5,017,996
City of Seattle Municipal Light & Power Refunding RB 2021 Series B (Aa2/AA)
(SIFMA Municipal Swap Index Yield + 0.25%)
10,000,000	3.120	(b)(f)	05/01/2045	9,868,458
Energy Northwest Project 1 Electric Revenue Refunding Bonds Series 2024-B (Aa1/AA-)
4,455,000	5.000		07/01/2026	4,580,421
4,230,000	5.000		07/01/2027	4,435,085
Issaquah School District UT GO Refunding Bonds Series 2022 (SCH BD GTY) (Aaa/AA+)
960,000	5.000		12/01/2025	974,256
1,975,000	5.000		12/01/2026	2,048,659
1,500,000	4.000		12/01/2027	1,546,941

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Washington – (continued)
King County Housing Authority RB Refunding Series 2020 (NR/AA)
$280,000	3.000%		06/01/2025	$279,808
King County Junior Lien Sewer Revenue Refunding Bonds 2021 Series A (Aa2/AA)
(SIFMA Municipal Swap Index Yield + 0.23%)
11,250,000	3.100	(b)(f)	01/01/2040	11,092,138
Northshore School District No. 417 King and Snohomish Counties Washington UnLT General Obligation and Refunding Bonds 2024 (SCH BD GTY) (Aaa/NR)
3,500,000	5.000		12/01/2026	3,626,471
Port of Seattle Intermediate Lien Private Activity Revenue and Refunding Bonds 2022B (AMT) (A1/AA-)
7,770,000	5.000		08/01/2027	8,078,969
Port of Seattle Intermediate Lien RB 2017C (AMT) (A1/AA-)
4,000,000	5.000		05/01/2029	4,112,330
Port of Seattle Intermediate Lien RB 2017D (AMT) (A1/AA-)
4,300,000	5.000		05/01/2027	4,453,979
Port of Seattle Intermediate Lien Revenue and Refunding Bonds Series 2024B (AMT) (A1/AA-)
2,295,000	5.000		07/01/2026	2,339,353
4,860,000	5.000		07/01/2027	5,046,831
3,565,000	5.000		07/01/2028	3,749,496
2,700,000	5.000		07/01/2029	2,865,898
Public Utility District No. 1 of Klickitat County Washington Electric System Revenue Refunding Bonds Series 2025 (AGC) (A1/AA)
800,000	5.000		12/01/2026	825,205
1,500,000	5.000		12/01/2032	1,658,834
1,345,000	5.000		12/01/2033	1,495,524
1,350,000	5.000		12/01/2034	1,506,469
Public Utility District No.2 of Grant County Electric System Revenue Refunding Bonds Series 2023-U (NR/AA+)
10,000,000	4.000		01/01/2026	10,073,671
State of Washington Motor Vehicle Fuel Tax GO Bonds Series 2005C (AMBAC) (Aaa/AA+)
1,450,000	0.000	(g)	06/01/2026	1,399,462
State of Washington Various Purpose GO Bonds Series 2022A (Aaa/AA+)
5,885,000	5.000		08/01/2027	6,180,256
State of Washington Various Purpose GO Refunding Bonds Series R-2022C (Aaa/AA+)
3,300,000	4.000		07/01/2026	3,352,634
University Of Washington General Revenue Refunding Term Rate Bonds Series 2022C (Aa1/AA+)
7,500,000	4.000	(b)(c)	05/01/2048	7,615,660
Washington Health Care Facilities Authority RB (Commonspirit Health) Series 2019A-2 (A3/A-)
1,500,000	5.000		08/01/2032	1,588,115
Washington Health Care Facilities Authority RB for Commonspirit Health Series 2019A-1 (A3/A-)
1,300,000	5.000		08/01/2025	1,308,060
Washington Health Care Facilities Authority RB for Commonspirit Health Series 2019A-2 (A3/A-)
3,260,000	5.000		08/01/2025	3,280,211
Washington Health Care Facilities Authority RB for Commonspirit Health Series 2019B-2 (A3/A-)
4,020,000	5.000	(b)(c)	08/01/2049	4,027,067

242	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Washington – (continued)
Washington State Convention Center Public Facilities District Junior Lodging Tax Notes 2021 (NR/NR)
$4,200,000	4.000%		07/01/2031	$4,199,768
Washington State Housing Finance Commission Multifamily Housing RB Camas Flats Apartments Project Series 2024B (Aaa/NR)
1,200,000	5.000	(b)(c)	02/01/2028	1,237,664
Washington State Housing Finance Commission Multifamily Housing RB for Ardea at Totem Lake Apartments Project Series 2023 (Aaa/NR)
3,800,000	5.000	(b)(c)	12/01/2043	3,876,716
Washington State Housing Finance Commission Nonprofit Housing Revenue and Refunding Tax Exempt Fixed Rate Bonds for Emerald Heights Project Series 2023A (NR/NR)
350,000	5.000		07/01/2025	350,770
285,000	5.000		07/01/2026	288,662
350,000	5.000		07/01/2027	358,357
555,000	5.000		07/01/2028	573,978
Washington State Housing Finance Commission Nonprofit Refunding RB for Seattle Academy of Arts & Sciences Project Series 2023 (NR/BBB)
260,000	5.000	(d)	07/01/2028	268,553
740,000	5.125	(d)	07/01/2033	784,135
Washington State University General Revenue Refunding Bonds 2025 (Delayed Delivery) (Aa3/A+)
1,760,000	5.000		04/01/2028	1,864,736
2,550,000	5.000		04/01/2029	2,738,435
2,000,000	5.000		04/01/2030	2,173,645
2,000,000	5.000		04/01/2031	2,197,257
2,080,000	5.000		04/01/2032	2,306,783

				141,647,716

West Virginia - 0.5%
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Series 2010A (Baa1/BBB+) (PUTABLE)
4,645,000	0.625	(b)(c)	12/01/2038	4,541,638
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Series 2011A (Baa1/BBB+) (PUTABLE)
5,650,000	1.000	(b)(c)	01/01/2041	5,568,350
West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue Refunding Bonds for Wheeling Power Company Project Series 2013A (NR/BBB+) (PUTABLE)
10,850,000	3.000	(b)(c)	06/01/2037	10,626,159
West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue Refunding Bonds Kentucky Power Company - Mitchell Project, Series 2014A (Baa3/BBB) (PUTABLE)
2,675,000	4.700	(b)(c)	04/01/2036	2,703,781

				23,439,928

Wisconsin - 1.4%
City of Milwaukee GO Corporate Purpose Bonds Series 2017 B5 (NR/A-)
315,000	4.000		04/01/2028	317,629
170,000	4.000		04/01/2029	171,284

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Wisconsin – (continued)
City of Milwaukee Wisconsin General Obligation Promissory Notes Series 2022 N3 (AGM) (NR/AA)
$2,110,000	5.000%		04/01/2026	$2,151,539
City of Milwaukee Wisconsin General Obligation Promissory Notes Series 2022 N7 (BAM) (NR/AA)
765,000	5.000		04/01/2026	780,061
City of Milwaukee Wisconsin General Obligation Promissory Notes Series 2023 N3 (AGM) (NR/AA)
1,345,000	5.000		04/01/2026	1,371,479
1,350,000	5.000		04/01/2027	1,399,700
Columbia County GO Promissory Notes Series 2024A (Aa1/NR)
1,500,000	5.000		02/01/2030	1,629,644
4,300,000	5.000		02/01/2031	4,725,200
4,500,000	5.000		02/01/2032	4,994,281
County of Dane GO Bonds Series 2020 A (NR/AAA)
3,290,000	2.000		04/01/2026	3,234,967
Milwaukee County GO North Shop Promissory Notes Series 2024B (Aa3/AA)
735,000	5.000		08/01/2030	796,130
Oak Creek-Franklin Joint School District GO School Building Bonds Series 2015A (Aa2/AA)
5,745,000	3.750	(a)	04/01/2025	5,745,000
Public Finance Authority RB Refunding for Fellowship Senior Living Obligated Group Series 2019 A (NR/NR)
1,925,000	4.000		01/01/2026	1,923,723
2,000,000	4.000		01/01/2027	1,997,355
1,720,000	4.000		01/01/2028	1,715,575
1,790,000	4.000		01/01/2029	1,780,187
Washington County, Wisconsin GO Promissory Notes Series 2025 (Aaa/NR)
1,220,000	4.000	(e)	03/01/2034	1,266,372
Waushara County Note Anticipation Notes Series 2022A (NR/A+)
5,260,000	4.500		06/01/2027	5,269,656
Wisconsin Health & Educational Facilities Authority RB for Advocate Aurora Health Credit Group Series 2018C-3 (Aa3/AA)
625,000	5.000	(b)(c)	08/15/2054	637,410
Wisconsin Health & Educational Facilities Authority RB Series 2018C-4 (Aa3/AA)
3,400,000	5.000	(b)(c)	08/15/2054	3,623,419
Wisconsin Health and Educational Facilities Authority RB for Forensic Science and Protective Medicine Collaboration, Inc. Project Series 2024 (Baa2/NR)
4,250,000	5.000	(d)	08/01/2027	4,319,231
Wisconsin Health and Educational Facilities Authority RB Series 2018B-2 Advocate Aurora Health Credit Group (Aa3/AA)
2,500,000	5.000	(b)(c)	08/15/2054	2,549,639
Wisconsin Health and Educational Facilities Authority RB Series 2018C (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.18%)
3,315,000	3.050	(b)(f)	08/15/2054	3,280,082
Wisconsin Health and Educational Facilities Authority RB Series 2024A (NR/BBB)
10,000,000	5.000		02/15/2029	10,512,287

The accompanying notes are an integral part of these financial statements.	243

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) March 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Wisconsin – (continued)
Wisconsin Housing and Economic Development Authority Multifamily Housing Bonds The Intersect Project 2024 Series I (Aaa/NR)
$2,250,000	5.000	%(b)(c)	11/01/2058	$2,320,620

				68,512,470

TOTAL MUNICIPAL BONDS (Cost $4,878,261,299)				4,879,188,688

TOTAL INVESTMENTS - 99.5% (Cost $4,878,261,299)				$4,879,188,688

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%				24,499,120

NET ASSETS - 100.0%				$4,903,687,808

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Pre-refunded security. Maturity date disclosed is pre-refunding date.
(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on March 31, 2025.
(c)

Variable Rate Demand Instruments – rate shown is that which is in effect on March 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(e)	When-issued security.
(f)

Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2025.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(h)	Zero coupon bond until next reset date.
(i)	Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC-ICC	-	American General Contractors-Interstate Commerce Commission
AGM	-	Insured by Assured Guaranty Municipal Corp.
AGM-CR	-	Insured by Assured Guaranty Municipal Corp. Insured Custodial receipts
AMBAC	-	Insured by American Municipal Bond Assurance Corp.
AMT	-	Alternative Minimum Tax (subject to)
BAM	-	Build America Mutual Assurance Co.
BHAC	-	Berkshire Hathaway Assurance Corp.
BHAC-CR	-	Insured by Berkshire Hathaway Assurance Corp. Insured Custodial Receipts
CFD	-	Community Facilities District
CNTY GTD	-	County Guaranteed
COPS	-	Certificates of Participation
FGIC	-	Insured by Financial Guaranty Insurance Co.
FHA	-	Federal Housing Administration
FHLMC	-	Insured by Federal Home Loan Mortgage Corp.
FNMA	-	Insured by Federal National Mortgage Association
GNMA	-	Insured by Government National Mortgage Association
GO	-	General Obligation
HUD SECT 8	-	Hud Section 8
IDA	-	Industrial Development Agency
LP	-	Limited Partnership
LT	-	Limited Tax
MTA	-	Metropolitan Transportation Authority
NATL	-	National Public Finance Guarantee Corp.
PCRB	-	Pollution Control Revenue Bond
PSF-GTD	-	Guaranteed by Permanent School Fund
Q-SBLF	-	Qualified School Bond Loan Fund
RB	-	Revenue Bond
REMIC	-	Real Estate Mortgage Investment Conduit
RMKT	-	Remarketed
SCH BD GTY	-	School Bond Guaranty
SD CRED PROG	-	School District Credit Program
SIFMA	-	Securities Industry and Financial Markets Association
SOFR	-	Secured Overnight Financing Rate
SONYMA	-	State of New York Mortgage Agency
ST AID WITHHLDG	-	State Aid Withholding
ST APPROP	-	State Appropriation
TCRS	-	Transferable Custody Receipts
UPMC	-	University of Pittsburgh Medical Center
USD	-	United States Dollar
UT	-	Unlimited Tax

244	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FUNDS

Statements of Assets and Liabilities March 31, 2025

	Dynamic Municipal Income Fund	High Yield Municipal Fund	Municipal Income Completion Fund	Short Duration Tax-Free Fund

Assets:

Investments, at value (cost $ 11,249,243,442, $ 12,139,418,273, $ 248,232,940 and $ 4,878,261,299, respectively)	$11,028,899,749	$11,853,610,334	$240,952,679	$4,879,188,688
Cash	107,879,871	128,270,759	3,326,782	31,162,904
Receivables:
Interest	139,316,475	174,970,654	3,308,783	52,819,005
Fund shares sold	17,880,496	9,759,101	—	9,563,157
Collateral on certain derivative contracts(a)	9,888,478	4,294,079	201,280	—
Investments sold	1,614,190	1,863,098	—	—
Reimbursement from investment adviser	53,948	110,529	11,912	24,122
Variation margin on futures contracts	—	—	14,000	—
Other assets	103,117	98,594	8,133	51,299

Total assets	11,305,636,324	12,172,977,148	247,823,569	4,972,809,175

Liabilities:

Variation margin on futures contracts	858,375	372,750	—	—
Payables:
Investments purchased on an extended-settlement basis	65,552,812	44,563,763	3,210,703	49,549,438
Fund shares redeemed	30,851,624	31,426,321	292,109	17,186,034
Income distribution	3,447,669	1,351,265	82,407	1,362,771
Investments purchased	1,628,590	2,270,481	1,863,098	—
Management fees	1,586,051	2,462,726	—	706,238
Distribution and Service fees and Transfer Agency fees	412,325	264,438	—	77,414
Accrued expenses	453,636	530,278	81,341	239,472

Total liabilities	104,791,082	83,242,022	5,529,658	69,121,367

Net Assets:

Paid-in capital	12,003,594,958	12,936,685,292	264,249,110	5,376,441,711
Total distributable loss	(802,749,716)	(846,950,166)	(21,955,199)	(472,753,903)

NET ASSETS	$11,200,845,242	$12,089,735,126	$242,293,911	$4,903,687,808

Net Assets:
Class A	$992,797,076	$423,119,835	$—	$92,918,664
Class C	81,944,487	58,120,690	—	4,908,442
Institutional	5,977,196,986	2,459,971,169	—	691,516,893
Separate Account Institutional	—	—	242,293,911	—
Service	23,646	—	—	84,982
Investor	1,977,269,146	792,409,322	—	70,063,601
Class R6	203,263,064	28,874,730	—	435,300,043
Class P	1,968,350,837	8,327,239,380	—	3,608,895,183
Total Net Assets	$11,200,845,242	$12,089,735,126	$242,293,911	$4,903,687,808
Shares Outstanding $ 0.001 par value (unlimited number of shares authorized):
Class A	65,498,095	46,192,500	—	8,967,128
Class C	5,403,938	6,343,265	—	474,215
Institutional	394,526,934	268,508,723	—	66,842,080
Separate Account Institutional	—	—	25,064,131	—
Service	1,553	—	—	8,211
Investor	130,592,929	86,410,715	—	6,770,001
Class R6	13,411,045	3,154,244	—	42,109,247
Class P	129,861,055	909,752,671	—	348,943,184
Net asset value, offering and redemption price per share:(b)
Class A	$15.16	$9.16	$—	$10.36
Class C	15.16	9.16	—	10.35
Institutional	15.15	9.16	—	10.35
Separate Account Institutional	—	—	9.67	—
Service	15.23	—	—	10.35
Investor	15.14	9.17	—	10.35
Class R6	15.16	9.15	—	10.34
Class P	15.16	9.15	—	10.34

The accompanying notes are an integral part of these financial statements.	245

GOLDMAN SACHS MUNICIPAL FUNDS

Statements of Assets and Liabilities (continued) March 31, 2025

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures
Dynamic Municipal Income Fund	$9,888,478
High Yield Municipal Fund	4,294,079
Municipal Income Completion Fund	201,280

(b)

Maximum public offering price per share for Class A Shares of the Dynamic Municipal Income Fund, High Yield Municipal Fund and Short Duration tax-Free Fund is $ 15.75,$ 9.59 and $ 10.52, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

246	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FUNDS

Statements of Operations For the Fiscal Year Ended March 31, 2025

	Dynamic Municipal Income Fund	High Yield Municipal Fund	Municipal Income Completion Fund	Short Duration Tax- Free Fund

Investment income:

Interest	$423,912,219	$588,411,819	$9,911,348	$171,405,428

Expenses:

Management fees	35,623,250	56,919,920	—	17,015,077

Transfer Agency fees(a)	6,242,988	4,808,271	43,478	1,710,754

Distribution and/or Service (12b-1) fees(a)	3,119,182	1,529,909	—	299,258

Custody, accounting and administrative services	791,903	932,141	57,808	405,215

Professional fees	635,616	1,887,571	145,068	129,264

Registration fees	459,121	402,226	33,560	193,876

Service fees — Class C	226,929	152,946	—	14,507

Printing and mailing costs	193,381	146,323	38,180	52,497

Trustee fees	53,842	55,440	29,506	40,795

Shareholder Administration fees — Service Shares	59	—	—	217

Other	124,459	145,853	3,885	104,731

Total expenses	47,470,730	66,980,600	351,485	19,966,191

Less — expense reductions	(1,845,917)	(3,359,077)	(351,485)	(860,058)

Net expenses	45,624,813	63,621,523	—	19,106,133

NET INVESTMENT INCOME	378,287,406	524,790,296	9,911,348	152,299,295

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(24,925,191)	(42,163,438)	(858,984)	(3,440,438)

Futures contracts	(12,412,478)	(5,716,934)	38,334	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(111,465,380)	(72,304,548)	(1,291,083)	14,601,597

Futures contracts	1,688,458	(358,052)	160,256	—

Net realized and unrealized gain (loss)	(147,114,591)	(120,542,972)	(1,951,477)	11,161,159

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$231,172,815	$404,247,324	$7,959,871	$163,460,454

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Service	Class A	Class C	Institutional	Separate Account Institutional	Service	Investor	Class R6	Class P

Dynamic Municipal Income Fund	$2,438,335	$680,788	$59	$1,170,401	$108,926	$2,102,173	$–	$11	$2,219,898	$54,080	$ 587,499
High Yield Municipal Fund	1,071,072	458,837	–	514,114	73,414	913,099	–	–	913,183	7,273	2,387,188
Municipal Income Completion Fund	–	–	–	–	–	–	43,478	–	–	–	–
Short Duration Tax-Free Fund	255,519	43,522	217	122,649	6,963	287,099	–	34	90,219	132,157	1,071,633

The accompanying notes are an integral part of these financial statements.	247

GOLDMAN SACHS MUNICIPAL FUNDS

Statements of Changes in Net Assets

	Dynamic Municipal Income Fund		High Yield Municipal Fund
	For the Fiscal Year Ended March 31, 2025	For the Fiscal Year Ended March 31, 2024	For the Fiscal Year Ended March 31, 2025	For the Fiscal Year Ended March 31, 2024

From operations:

Net investment income	$378,287,406	$302,416,379	$524,790,296	$437,003,950

Net realized loss	(37,337,669)	(56,109,789)	(47,880,372)	(88,146,837)

Net change in unrealized gain (loss)	(109,776,922)	183,711,418	(72,662,600)	247,114,026

Net increase in net assets resulting from operations	231,172,815	430,018,008	404,247,324	595,971,139

Distributions to shareholders:

From distributable earnings:

Class A Shares	(32,247,498)	(30,616,901)	(17,424,772)	(17,450,025)

Class C Shares	(2,319,193)	(2,584,365)	(2,028,517)	(1,943,911)

Institutional Shares	(191,165,862)	(144,470,756)	(99,959,343)	(77,211,457)

Service Shares	(749)	(712)	—	—

Investor Shares	(65,798,706)	(51,316,908)	(32,856,683)	(25,560,338)

Class R6 Shares	(6,574,812)	(4,874,461)	(1,064,658)	(799,901)

Class P Shares	(71,409,351)	(62,334,954)	(349,127,428)	(300,219,129)

Total distributions to shareholders	(369,516,171)	(296,199,057)	(502,461,401)	(423,184,761)

From share transactions:

Proceeds from sales of shares	4,006,777,692	4,219,774,814	3,113,736,129	4,757,816,591

Reinvestment of distributions	335,241,187	270,851,293	487,588,501	411,210,758

Cost of shares redeemed	(2,347,128,353)	(3,429,045,991)	(2,177,806,158)	(3,741,552,858)

Net increase in net assets resulting from share transactions	1,994,890,526	1,061,580,116	1,423,518,472	1,427,474,491

TOTAL INCREASE	1,856,547,170	1,195,399,067	1,325,304,395	1,600,260,869

Net Assets:

Beginning of year	$9,344,298,072	$8,148,899,005	$10,764,430,731	$9,164,169,862

End of year	$11,200,845,242	$9,344,298,072	$12,089,735,126	$10,764,430,731

248	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FUNDS

Statements of Changes in Net Assets (continued)

	Municipal Income Completion Fund		Short Duration Tax-Free Fund
	For the Fiscal Year Ended March 31, 2025	For the Fiscal Year Ended March 31, 2024	For the Fiscal Year Ended March 31, 2025	For the Fiscal Year Ended March 31, 2024

From operations:

Net investment income	$9,911,348	$7,823,642	$152,299,295	$167,890,635

Net realized loss	(820,650)	(3,833,446)	(3,440,438)	(43,548,076)

Net change in unrealized gain (loss)	(1,130,827)	8,078,679	14,601,597	20,995,401

Net increase in net assets resulting from operations	7,959,871	12,068,875	163,460,454	145,337,960

Distributions to shareholders:

From distributable earnings:

Class A Shares	—	—	(2,820,203)	(3,398,672)

Class C Shares	—	—	(136,872)	(182,097)

Institutional Shares	—	—	(21,723,539)	(23,509,984)

Separate Account Institutional Shares	(9,649,712)	(7,654,619)	—	—

Service Shares	—	—	(2,193)	(2,575)

Investor Shares	—	—	(2,262,653)	(2,758,657)

Class R6 Shares	—	—	(13,383,706)	(14,869,573)

Class P Shares	—	—	(108,449,549)	(120,184,597)

Total distributions to shareholders	(9,649,712)	(7,654,619)	(148,778,715)	(164,906,155)

From share transactions:

Proceeds from sales of shares	89,555,230	51,813,634	1,703,079,372	1,689,226,305

Reinvestment of distributions	9,237,896	7,572,492	132,040,052	145,624,551

Cost of shares redeemed	(45,097,603)	(57,257,131)	(1,926,987,122)	(3,319,182,111)

Net increase (decrease) in net assets resulting from share transactions	53,695,523	2,128,995	(91,867,698)	(1,484,331,255)

TOTAL INCREASE (DECREASE)	52,005,682	6,543,251	(77,185,959)	(1,503,899,450)

Net Assets:

Beginning of year	$190,288,229	$183,744,978	$4,980,873,767	$6,484,773,217

End of year	$242,293,911	$190,288,229	$4,903,687,808	$4,980,873,767

The accompanying notes are an integral part of these financial statements.	249

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Year

	Dynamic Municipal Income Fund

	Class A Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$15.34	$15.10	$15.72	$16.63	$15.59

Net investment income(a)	0.52	0.50	0.41	0.33	0.36

Net realized and unrealized gain (loss)	(0.19)	0.23	(0.63)	(0.92)	1.03

Total from investment operations	0.33	0.73	(0.22)	(0.59)	1.39

Distributions to shareholders from net investment income	(0.51)	(0.49)	(0.40)	(0.32)	(0.35)

Net asset value, end of year	$15.16	$15.34	$15.10	$15.72	$16.63

Total Return(b)	2.15%	4.91%	(1.32)%	(3.66)%	9.00%

Net assets, end of year (in 000’s)	$992,797	$943,689	$987,091	$1,389,169	$1,521,711

Ratio of net expenses to average net assets	0.72%	0.72%	0.73%	0.72%	0.72%

Ratio of total expenses to average net assets	0.74%	0.75%	0.75%	0.74%	0.75%

Ratio of net investment income to average net assets	3.39%	3.30%	2.71%	1.97%	2.21%

Portfolio turnover rate(c)	27%	38%	33%	15%	6%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

250	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Dynamic Municipal Income Fund

	Class C Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$15.35	$15.10	$15.72	$16.64	$15.60

Net investment income(a)	0.41	0.38	0.30	0.20	0.24

Net realized and unrealized gain (loss)	(0.21)	0.24	(0.63)	(0.93)	1.03

Total from investment operations	0.20	0.62	(0.33)	(0.73)	1.27

Distributions to shareholders from net investment income	(0.39)	(0.37)	(0.29)	(0.19)	(0.23)

Net asset value, end of year	$15.16	$15.35	$15.10	$15.72	$16.64

Total Return(b)	1.32%	4.20%	(2.06)%	(4.44)%	8.19%

Net assets, end of year (in 000’s)	$81,944	$97,077	$112,468	$144,456	$153,277

Ratio of net expenses to average net assets	1.47%	1.47%	1.48%	1.47%	1.47%

Ratio of total expenses to average net assets	1.49%	1.50%	1.50%	1.49%	1.50%

Ratio of net investment income to average net assets	2.64%	2.55%	1.97%	1.22%	1.46%

Portfolio turnover rate(c)	27%	38%	33%	15%	6%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	251

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Dynamic Municipal Income Fund

	Institutional Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$15.33	$15.09	$15.71	$16.62	$15.58

Net investment income(a)	0.57	0.55	0.46	0.38	0.41

Net realized and unrealized gain (loss)	(0.19)	0.22	(0.63)	(0.92)	1.03

Total from investment operations	0.38	0.77	(0.17)	(0.54)	1.44

Distributions to shareholders from net investment income	(0.56)	(0.53)	(0.45)	(0.37)	(0.40)

Net asset value, end of year	$15.15	$15.33	$15.09	$15.71	$16.62

Total Return(b)	2.48%	5.26%	(1.00)%	(3.35)%	9.37%

Net assets, end of year (in 000’s)	$5,977,197	$4,602,375	$3,860,842	$4,492,546	$4,188,941

Ratio of net expenses to average net assets	0.39%	0.39%	0.40%	0.39%	0.39%

Ratio of total expenses to average net assets	0.41%	0.42%	0.42%	0.41%	0.42%

Ratio of net investment income to average net assets	3.72%	3.64%	3.06%	2.30%	2.54%

Portfolio turnover rate(c)	27%	38%	33%	15%	6%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

252	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Dynamic Municipal Income Fund

	Service Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$15.41	$15.17	$15.79	$16.71	$15.67

Net investment income(a)	0.50	0.47	0.39	0.30	0.34

Net realized and unrealized gain (loss)	(0.20)	0.23	(0.63)	(0.93)	1.03

Total from investment operations	0.30	0.70	(0.24)	(0.63)	1.37

Distributions to shareholders from net investment income	(0.48)	(0.46)	(0.38)	(0.29)	(0.33)

Net asset value, end of year	$15.23	$15.41	$15.17	$15.79	$16.71

Total Return(b)	1.98%	4.72%	(1.48)%	(3.87)%	8.79%

Net assets, end of year (in 000’s)	$24	$24	$23	$24	$26

Ratio of net expenses to average net assets	0.89%	0.90%	0.91%	0.90%	0.89%

Ratio of total expenses to average net assets	0.90%	0.92%	0.92%	0.92%	0.92%

Ratio of net investment income to average net assets	3.22%	3.13%	2.56%	1.79%	2.06%

Portfolio turnover rate(c)	27%	38%	33%	15%	6%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	253

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Dynamic Municipal Income Fund

	Investor Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$15.32	$15.08	$15.70	$16.61	$15.57

Net investment income(a)	0.56	0.53	0.45	0.37	0.40

Net realized and unrealized gain (loss)	(0.19)	0.23	(0.63)	(0.92)	1.03

Total from investment operations	0.37	0.76	(0.18)	(0.55)	1.43

Distributions to shareholders from net investment income	(0.55)	(0.52)	(0.44)	(0.36)	(0.39)

Net asset value, end of year	$15.14	$15.32	$15.08	$15.70	$16.61

Total Return(b)	2.40%	5.17%	(1.08)%	(3.43)%	9.28%

Net assets, end of year (in 000’s)	$1,977,269	$1,646,801	$1,353,998	$1,469,286	$1,193,082

Ratio of net expenses to average net assets	0.47%	0.47%	0.48%	0.47%	0.47%

Ratio of total expenses to average net assets	0.49%	0.50%	0.50%	0.49%	0.50%

Ratio of net investment income to average net assets	3.64%	3.56%	2.98%	2.22%	2.46%

Portfolio turnover rate(c)	27%	38%	33%	15%	6%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

254	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Dynamic Municipal Income Fund

	Class R6 Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$15.34	$15.10	$15.72	$16.63	$15.59

Net investment income(a)	0.57	0.55	0.46	0.38	0.41

Net realized and unrealized gain (loss)	(0.19)	0.23	(0.63)	(0.92)	1.04

Total from investment operations	0.38	0.78	(0.17)	(0.54)	1.45

Distributions to shareholders from net investment income	(0.56)	(0.54)	(0.45)	(0.37)	(0.41)

Net asset value, end of year	$15.16	$15.34	$15.10	$15.72	$16.63

Total Return(b)	2.49%	5.26%	(0.93)%	(3.39)%	9.37%

Net assets, end of year (in 000’s)	$203,263	$153,353	$129,990	$163,855	$97,337

Ratio of net expenses to average net assets	0.38%	0.38%	0.39%	0.38%	0.38%

Ratio of total expenses to average net assets	0.40%	0.41%	0.41%	0.40%	0.41%

Ratio of net investment income to average net assets	3.73%	3.65%	3.06%	2.31%	2.55%

Portfolio turnover rate(c)	27%	38%	33%	15%	6%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	255

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Dynamic Municipal Income Fund

	Class P Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$15.34	$15.10	$15.72	$16.63	$15.59

Net investment income(a)	0.57	0.55	0.46	0.38	0.41

Net realized and unrealized gain (loss)	(0.19)	0.23	(0.63)	(0.92)	1.04

Total from investment operations	0.38	0.78	(0.17)	(0.54)	1.45

Distributions to shareholders from net investment income	(0.56)	(0.54)	(0.45)	(0.37)	(0.41)

Net asset value, end of year	$15.16	$15.34	$15.10	$15.72	$16.63

Total Return(b)	2.49%	5.26%	(0.99)%	(3.33)%	9.37%

Net assets, end of year (in 000’s)	$1,968,351	$1,900,979	$1,704,487	$2,758,800	$2,195,715

Ratio of net expenses to average net assets	0.38%	0.38%	0.39%	0.38%	0.38%

Ratio of total expenses to average net assets	0.40%	0.41%	0.41%	0.40%	0.41%

Ratio of net investment income to average net assets	3.73%	3.65%	3.05%	2.31%	2.55%

Portfolio turnover rate(c)	27%	38%	33%	15%	6%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

256	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	High Yield Municipal Fund

	Class A Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.23	$9.03	$9.86	$10.49	$9.59

Net investment income(a)	0.40	0.38	0.37	0.31	0.33

Net realized and unrealized gain (loss)	(0.09)	0.19	(0.85)	(0.65)	0.89

Total from investment operations	0.31	0.57	(0.48)	(0.34)	1.22

Distributions to shareholders from net investment income	(0.38)	(0.37)	(0.35)	(0.29)	(0.32)

Net asset value, end of year	$9.16	$9.23	$9.03	$9.86	$10.49

Total Return(b)	3.36%	6.50%	(4.84)%	(3.36)%	12.87%

Net assets, end of year (in 000’s)	$423,120	$426,407	$443,662	$539,203	$594,728

Ratio of net expenses to average net assets	0.85%	0.85%	0.86%	0.85%	0.85%

Ratio of total expenses to average net assets	0.90%	0.89%	0.89%	0.88%	0.89%

Ratio of net investment income to average net assets	4.26%	4.26%	4.03%	2.90%	3.23%

Portfolio turnover rate(c)	18%	38%	32%	13%	7%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	257

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	High Yield Municipal Fund

	Class C Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.23	$9.03	$9.86	$10.49	$9.59

Net investment income(a)	0.33	0.31	0.30	0.23	0.25

Net realized and unrealized gain (loss)	(0.09)	0.19	(0.85)	(0.65)	0.89

Total from investment operations	0.24	0.50	(0.55)	(0.42)	1.14

Distributions to shareholders from net investment income	(0.31)	(0.30)	(0.28)	(0.21)	(0.24)

Net asset value, end of year	$9.16	$9.23	$9.03	$9.86	$10.49

Total Return(b)	2.59%	5.70%	(5.55)%	(4.09)%	12.03%

Net assets, end of year (in 000’s)	$58,121	$60,812	$57,853	$76,559	$80,215

Ratio of net expenses to average net assets	1.60%	1.60%	1.61%	1.60%	1.60%

Ratio of total expenses to average net assets	1.65%	1.64%	1.64%	1.63%	1.64%

Ratio of net investment income to average net assets	3.51%	3.52%	3.27%	2.15%	2.50%

Portfolio turnover rate(c)	18%	38%	32%	13%	7%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

258	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	High Yield Municipal Fund

	Institutional Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.23	$9.03	$9.86	$10.49	$9.59

Net investment income(a)	0.42	0.41	0.40	0.34	0.36

Net realized and unrealized gain (loss)	(0.08)	0.19	(0.85)	(0.64)	0.89

Total from investment operations	0.34	0.60	(0.45)	(0.30)	1.25

Distributions to shareholders from net investment income	(0.41)	(0.40)	(0.38)	(0.33)	(0.35)

Net asset value, end of year	$9.16	$9.23	$9.03	$9.86	$10.49

Total Return(b)	3.68%	6.82%	(4.55)%	(3.06)%	13.22%

Net assets, end of year (in 000’s)	$2,459,971	$2,023,817	$1,641,484	$1,808,838	$1,416,246

Ratio of net expenses to average net assets	0.54%	0.54%	0.54%	0.54%	0.54%

Ratio of total expenses to average net assets	0.57%	0.56%	0.56%	0.55%	0.56%

Ratio of net investment income to average net assets	4.57%	4.58%	4.34%	3.21%	3.54%

Portfolio turnover rate(c)	18%	38%	32%	13%	7%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	259

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	High Yield Municipal Fund

	Investor Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.24	$9.04	$9.87	$10.50	$9.60

Net investment income(a)	0.42	0.41	0.39	0.33	0.35

Net realized and unrealized gain (loss)	(0.09)	0.18	(0.85)	(0.64)	0.89

Total from investment operations	0.33	0.59	(0.46)	(0.31)	1.24

Distributions to shareholders from net investment income	(0.40)	(0.39)	(0.37)	(0.32)	(0.34)

Net asset value, end of year	$9.17	$9.24	$9.04	$9.87	$10.50

Total Return(b)	3.62%	6.76%	(4.60)%	(3.12)%	13.14%

Net assets, end of year (in 000’s)	$792,409	$714,738	$514,972	$565,860	$496,140

Ratio of net expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of total expenses to average net assets	0.65%	0.64%	0.64%	0.63%	0.65%

Ratio of net investment income to average net assets	4.51%	4.52%	4.27%	3.15%	3.48%

Portfolio turnover rate(c)	18%	38%	32%	13%	7%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

260	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	High Yield Municipal Fund

	Class R6 Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.22	$9.03	$9.85	$10.48	$9.58

Net investment income(a)	0.43	0.41	0.40	0.34	0.35

Net realized and unrealized gain (loss)	(0.09)	0.18	(0.84)	(0.64)	0.90

Total from investment operations	0.34	0.59	(0.44)	(0.30)	1.25

Distributions to shareholders from net investment income	(0.41)	(0.40)	(0.38)	(0.33)	(0.35)

Net asset value, end of year	$9.15	$9.22	$9.03	$9.85	$10.48

Total Return(b)	3.69%	6.72%	(4.44)%	(3.06)%	13.24%

Net assets, end of year (in 000’s)	$28,875	$19,295	$15,465	$10,354	$11,001

Ratio of net expenses to average net assets	0.53%	0.53%	0.53%	0.53%	0.53%

Ratio of total expenses to average net assets	0.56%	0.55%	0.55%	0.54%	0.55%

Ratio of net investment income to average net assets	4.59%	4.59%	4.37%	3.22%	3.44%

Portfolio turnover rate(c)	18%	38%	32%	13%	7%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	261

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	High Yield Municipal Fund

	Class P Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.22	$9.03	$9.85	$10.48	$9.58

Net investment income(a)	0.43	0.41	0.40	0.34	0.36

Net realized and unrealized gain (loss)	(0.09)	0.18	(0.84)	(0.64)	0.89

Total from investment operations	0.34	0.59	(0.44)	(0.30)	1.25

Distributions to shareholders from net investment income	(0.41)	(0.40)	(0.38)	(0.33)	(0.35)

Net asset value, end of year	$9.15	$9.22	$9.03	$9.85	$10.48

Total Return(b)	3.69%	6.72%	(4.44)%	(3.06)%	13.24%

Net assets, end of year (in 000’s)	$8,327,239	$7,519,362	$6,490,733	$7,661,350	$7,762,203

Ratio of net expenses to average net assets	0.53%	0.53%	0.54%	0.53%	0.53%

Ratio of total expenses to average net assets	0.56%	0.55%	0.55%	0.54%	0.55%

Ratio of net investment income to average net assets	4.58%	4.58%	4.35%	3.22%	3.56%

Portfolio turnover rate(c)	18%	38%	32%	13%	7%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

262	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Municipal Income Completion Fund

	Separate Account Institutional Shares

	Year Ended March 31,

	2025	2024		2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.72	$9.45		$10.08	$10.68	$9.65

Net investment income(a)	0.45	0.42		0.35	0.27	0.31

Net realized and unrealized gain (loss)	(0.07)	0.27		(0.63)	(0.60)	1.03

Total from investment operations	0.38	0.69		(0.28)	(0.33)	1.34

Distributions to shareholders from net investment income	(0.43)	(0.42)		(0.35)	(0.27)	(0.31)

Net asset value, end of year	$9.67	$9.72		$9.45	$10.08	$10.68

Total Return(b)	3.99%	7.47%		(2.59)%	(3.22)%	14.11%

Net assets, end of year (in 000’s)	$242,294	$190,288		$183,745	$204,915	$105,170

Ratio of net expenses to average net assets	–%	–	%(c)	–%	–%	–%

Ratio of total expenses to average net assets	0.16%	0.19%		0.22%	0.20%	0.45%

Ratio of net investment income to average net assets	4.56%	4.51%		3.75%	2.53%	2.96%

Portfolio turnover rate(d)	30%	47%		59%	14%	8%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares

(c)	Amount is less than 0.005%.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	263

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Short Duration Tax-Free Fund

	Class A Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$10.33	$10.34	$10.43	$10.83	$10.63

Net investment income(a)	0.29	0.28	0.17	0.07	0.11

Net realized and unrealized gain (loss)	0.03	(0.02)	(0.09)	(0.40)	0.20

Total from investment operations	0.32	0.26	0.08	(0.33)	0.31

Distributions to shareholders from net investment income	(0.29)	(0.27)	(0.17)	(0.07)	(0.11)

Net asset value, end of year	$10.36	$10.33	$10.34	$10.43	$10.83

Total Return(b)	3.09%	2.60%	0.79%	(3.08)%	2.92%

Net assets, end of year (in 000’s)	$92,919	$111,980	$147,620	$206,175	$255,472

Ratio of net expenses to average net assets	0.66%	0.66%	0.67%	0.68%	0.68%

Ratio of total expenses to average net assets	0.74%	0.74%	0.75%	0.72%	0.73%

Ratio of net investment income to average net assets	2.83%	2.72%	1.68%	0.66%	1.05%

Portfolio turnover rate(c)	42%	49%	74%	41%	20%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

264	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Short Duration Tax-Free Fund

	Class C Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$10.31	$10.32	$10.42	$10.82	$10.62

Net investment income(a)	0.25	0.24	0.14	0.03	0.08

Net realized and unrealized gain (loss)	0.03	(0.02)	(0.11)	(0.41)	0.19

Total from investment operations	0.28	0.22	0.03	(0.38)	0.27

Distributions to shareholders from net investment income	(0.24)	(0.23)	(0.13)	(0.02)	(0.07)

Net asset value, end of year	$10.35	$10.31	$10.32	$10.42	$10.82

Total Return(b)	2.78%	2.19%	0.29%	(3.47)%	2.51%

Net assets, end of year (in 000’s)	$4,908	$6,627	$9,855	$10,700	$12,988

Ratio of net expenses to average net assets	1.06%	1.06%	1.07%	1.08%	1.08%

Ratio of total expenses to average net assets	1.49%	1.49%	1.49%	1.47%	1.48%

Ratio of net investment income to average net assets	2.43%	2.31%	1.32%	0.26%	0.70%

Portfolio turnover rate(c)	42%	49%	74%	41%	20%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	265

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Short Duration Tax-Free Fund

	Institutional Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$10.31	$10.32	$10.41	$10.82	$10.62

Net investment income(a)	0.32	0.30	0.20	0.10	0.15

Net realized and unrealized gain (loss)	0.03	(0.01)	(0.09)	(0.41)	0.19

Total from investment operations	0.35	0.29	0.11	(0.31)	0.34

Distributions to shareholders from net investment income	(0.31)	(0.30)	(0.20)	(0.10)	(0.14)

Net asset value, end of year	$10.35	$10.31	$10.32	$10.41	$10.82

Total Return(b)	3.47%	2.87%	1.08%	(2.89)%	3.23%

Net assets, end of year (in 000’s)	$691,517	$719,618	$1,304,120	$2,223,538	$2,424,423

Ratio of net expenses to average net assets	0.39%	0.39%	0.39%	0.38%	0.38%

Ratio of total expenses to average net assets	0.41%	0.41%	0.42%	0.39%	0.40%

Ratio of net investment income to average net assets	3.10%	2.97%	1.91%	0.96%	1.36%

Portfolio turnover rate(c)	42%	49%	74%	41%	20%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

266	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Short Duration Tax-Free Fund

	Service Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$10.31	$10.32	$10.42	$10.82	$10.62

Net investment income(a)	0.27	0.26	0.15	0.05	0.10

Net realized and unrealized gain (loss)	0.03	(0.02)	(0.10)	(0.40)	0.19

Total from investment operations	0.30	0.24	0.05	(0.35)	0.29

Distributions to shareholders from net investment income	(0.26)	(0.25)	(0.15)	(0.05)	(0.09)

Net asset value, end of year	$10.35	$10.31	$10.32	$10.42	$10.82

Total Return(b)	2.95%	2.36%	0.47%	(3.28)%	2.71%

Net assets, end of year (in 000’s)	$85	$93	$126	$126	$133

Ratio of net expenses to average net assets	0.89%	0.89%	0.89%	0.88%	0.88%

Ratio of total expenses to average net assets	0.90%	0.91%	0.91%	0.89%	0.90%

Ratio of net investment income to average net assets	2.60%	2.49%	1.50%	0.46%	0.91%

Portfolio turnover rate(c)	42%	49%	74%	41%	20%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	267

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Short Duration Tax-Free Fund

	Investor Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$10.31	$10.32	$10.41	$10.82	$10.62

Net investment income(a)	0.32	0.30	0.20	0.10	0.14

Net realized and unrealized gain (loss)	0.03	(0.01)	(0.09)	(0.42)	0.20

Total from investment operations	0.35	0.29	0.11	(0.32)	0.34

Distributions to shareholders from net investment income	(0.31)	(0.30)	(0.20)	(0.09)	(0.14)

Net asset value, end of year	$10.35	$10.31	$10.32	$10.41	$10.82

Total Return(b)	3.45%	2.85%	1.04%	(2.94)%	3.18%

Net assets, end of year (in 000’s)	$70,064	$81,765	$121,439	$154,004	$175,488

Ratio of net expenses to average net assets	0.41%	0.41%	0.42%	0.43%	0.43%

Ratio of total expenses to average net assets	0.48%	0.49%	0.49%	0.47%	0.48%

Ratio of net investment income to average net assets	3.08%	2.96%	1.93%	0.91%	1.31%

Portfolio turnover rate(c)	42%	49%	74%	41%	20%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

268	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Short Duration Tax-Free Fund

	Class R6 Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$10.30	$10.31	$10.41	$10.81	$10.61

Net investment income(a)	0.32	0.31	0.20	0.10	0.15

Net realized and unrealized gain (loss)	0.03	(0.02)	(0.10)	(0.40)	0.19

Total from investment operations	0.35	0.29	0.10	(0.30)	0.34

Distributions to shareholders from net investment income	(0.31)	(0.30)	(0.20)	(0.10)	(0.14)

Net asset value, end of year	$10.34	$10.30	$10.31	$10.41	$10.81

Total Return(b)	3.48%	2.88%	0.99%	(2.79)%	3.24%

Net assets, end of year (in 000’s)	$435,300	$477,340	$217,303	$303,269	$8,393

Ratio of net expenses to average net assets	0.38%	0.37%	0.38%	0.37%	0.37%

Ratio of total expenses to average net assets	0.40%	0.39%	0.40%	0.39%	0.39%

Ratio of net investment income to average net assets	3.11%	3.01%	1.96%	0.97%	1.37%

Portfolio turnover rate(c)	42%	49%	74%	41%	20%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	269

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Short Duration Tax-Free Fund

	Class P Shares

	Year Ended March 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$10.31	$10.32	$10.41	$10.81	$10.61

Net investment income(a)	0.32	0.31	0.20	0.10	0.15

Net realized and unrealized gain (loss)	0.02	(0.02)	(0.09)	(0.40)	0.19

Total from investment operations	0.34	0.29	0.11	(0.30)	0.34

Distributions to shareholders from net investment income	(0.31)	(0.30)	(0.20)	(0.10)	(0.14)

Net asset value, end of year	$10.34	$10.31	$10.32	$10.41	$10.81

Total Return(b)	3.38%	2.88%	1.09%	(2.79)%	3.24%

Net assets, end of year (in 000’s)	$3,608,895	$3,583,450	$4,684,309	$8,839,327	$9,108,224

Ratio of net expenses to average net assets	0.38%	0.38%	0.38%	0.37%	0.37%

Ratio of total expenses to average net assets	0.40%	0.40%	0.41%	0.38%	0.39%

Ratio of net investment income to average net assets	3.11%	3.00%	1.92%	0.97%	1.36%

Portfolio turnover rate(c)	42%	49%	74%	41%	20%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

270	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FUNDS

Notes to Financial Statements March 31, 2025

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs Dynamic Municipal Income Fund	A, C, Institutional, Service, Investor, R6 and P	Diversified

Goldman Sachs High Yield Municipal Fund	A, C, Institutional, Investor, R6 and P	Diversified

Goldman Sachs Municipal Income Completion Fund	Separate Account Institutional	Diversified

Goldman Sachs Short Duration Tax-Free Fund	A, C, Institutional, Service, Investor, R6 and P	Diversified

Class A Shares of the Dynamic Municipal Income, High Yield Municipal and Short Duration Tax-Free Funds are sold with a front-end sales charge of up to 3.75%, 4.50% and 1.50%, respectively. Class C Shares of Dynamic Municipal Income, High Yield Municipal and Short Duration Tax-Free Funds are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, 1.00% and 0.65%, respectively, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class P and Separate Account Institutional Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (each, an “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend

271

GOLDMAN SACHS MUNICIPAL FUNDS

Notes to Financial Statements (continued) March 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

date. Income distributions, if any, are declared daily and paid monthly, and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). The Funds’ investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and

272

GOLDMAN SACHS MUNICIPAL FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

only upon receipt by the Lender of the payments from the borrower. The Funds generally have no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in the Funds having a direct contractual relationship with the borrower, and the Funds may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2025:

Dynamic Municipal Income Fund

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Bank Loans	$—	$—	$11,882
Corporate Bond	—	7,046,793	28,124,492
Municipal Bond	—	10,993,716,582	—

Total	$—	$11,000,763,375	$28,136,374

273

GOLDMAN SACHS MUNICIPAL FUNDS

Notes to Financial Statements (continued) March 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Derivative Type

Liabilities

Futures Contracts(a)	$(2,622,902)	$—	$—

High Yield Municipal Fund

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income

Bank Loans	$—	$—	$38,646

Corporate Bond	—	22,114,566	53,208,988

Municipal Bond	—	11,778,248,134	—

Total	$—	$11,800,362,700	$53,247,634

Derivative Type

Liabilities

Futures Contracts(a)	$(358,052)	$—	$—

Municipal Income Completion Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Bond	$—	$74,177	$1,249,857

Municipal Bond	—	239,628,645	—

Total	$—	$239,702,822	$1,249,857

Derivative Type

Assets

Futures Contracts(a)	$67,030	$—	$—

Short Duration Tax-Free Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Municipal Bond	$—	$4,879,188,688	$—

Total	$—	$4,879,188,688	$—

(a)	Amount shown represents unrealized gain (loss) at fiscal year end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of March 31, 2025. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

274

GOLDMAN SACHS MUNICIPAL FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

Dynamic Municipal Income Fund
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Interest Rate		$—	Variation margin on futures contracts	$(2,622,902)
High Yield Municipal Fund
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Interest Rate		$—	Variation margin on futures contracts	$(358,052)
Municipal Income Completion Fund
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Interest Rate	Variation margin on futures contracts	$67,030		$—

1

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of March 31, 2025 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the fiscal year ended March 31, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Dynamic Municipal Income Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Interest Rate	Net realized gain (loss) from futures/Net change in unrealized gain (loss) on futures	$(12,412,478)	$1,688,458

High Yield Municipal Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Interest Rate	Net realized gain (loss) from futures/Net change in unrealized gain (loss) on futures	(5,716,934)	(358,052)

Municipal Income Completion Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Interest Rate	Net realized gain (loss) from futures/Net change in unrealized gain (loss) on futures	38,334	160,256

For the fiscal year ended March 31, 2025, the relevant values for each derivative type were as follows:

275

GOLDMAN SACHS MUNICIPAL FUNDS

Notes to Financial Statements (continued) March 31, 2025

4. INVESTMENTS IN DERIVATIVES (continued)

Average number of Contracts(a)

Fund	Futures Contracts

Dynamic Municipal Income Fund	1,644

High Yield Municipal Fund	724

Municipal Income Completion Fund	18

(a)

Amounts disclosed represent average number of contracts for futures contracts based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the fiscal year ended March 31, 2025.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

With the exception of the Municipal Income Completion Fund, as compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets. The Municipal Income Completion Fund does not pay a management fee to GSAM. However, the Fund is used exclusively to implement municipal investment strategies for separately managed account clients of GSAM that participate in certain “wrap-fee” programs.

For the fiscal year ended March 31, 2025, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net Management Rate
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate

Dynamic Municipal Income Fund	0.40%	0.36%	0.34%	0.34%	0.33%	0.35%	0.35%

High Yield Municipal Fund	0.55	0.55	0.50	0.48	0.47	0.49	0.49

Short Duration Tax-Free Fund	0.39	0.35	0.33	0.33	0.32	0.35	0.35

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Service

Distribution and/or Service Plan	0.25%	0.75%	0.25%

*

With respect to Class A Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

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GOLDMAN SACHS MUNICIPAL FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the fiscal year ended March 31, 2025, Goldman Sachs agreed to waive a portion of the distribution and/or service fees equal to 0.35% as an annual percentage rate of the average daily net assets attributable to Class C Shares of the Short Duration Tax-Free Fund. This arrangement will remain in place through at least July 29, 2025. Prior to such date, Goldman Sachs may not terminate this arrangement without the approval of the Trustees.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the fiscal year ended March 31, 2025, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge

Fund	Class A	Class C

Dynamic Municipal Income Fund	$ 30,194	$ —

High Yield Municipal Fund	35,140	—

Short Duration Tax-Free Fund	2,316	—

D. Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.12% of the average daily net assets of Class A, Class C and Investor Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; 0.04% of the average daily net assets of Institutional and Service Shares; and 0.02% of the average daily net assets of Separate Account Institutional Shares. Goldman Sachs agreed to waive a portion of the transfer agency fee equal to 0.02% and 0.06% as an annual percentage rate of the average daily net assets attributable to Class A, Class C and Investor Shares of the High Yield Municipal and Short Duration Tax-Free Funds, respectively. Goldman Sachs also agreed to reduce or limit its transfer agency fee to 0.00% as an annual percentage rate of the average daily net assets attributable to Separate Account Institutional Shares of the Municipal Income Completion Fund. For all Funds except the Municipal Income Completion Fund, these arrangements will remain in effect through at least July 29, 2025, and prior to such date, Goldman Sachs may not terminate the arrangements without the approval of the Trustees. With respect to the Municipal Income Completion Fund, this arrangement may not be terminated without the approval of the Trustees.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets is 0.004% for Dynamic Municipal Income, High Yield Municipal, Short Duration Tax-Free Funds and 0.00% for Municipal Income Completion Fund. For all Funds except the Municipal Income Completion Fund, these Other Expense limitations will remain in place through at least July 29, 2025, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. With respect to the Municipal Income Completion Fund, this arrangement may not be terminated without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the fiscal year ended March 31, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

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GOLDMAN SACHS MUNICIPAL FUNDS

Notes to Financial Statements (continued) March 31, 2025

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund	Transfer Agency Waiver/Credits		Class C Distribution and Service Fee Waiver	Other Expense Reimbursements	Total Expense Reductions

Dynamic Municipal Income Fund	$–		$–	$1,845,917	$1,845,917

High Yield Municipal Fund	250,118	(a)	–	3,108,959	3,359,077

Municipal Income Completion Fund	43,478		–	308,007	351,485

Short Duration Tax-Free Fund	109,916	(a)	20,310	729,832	860,058

(a)	Applicable to Class A, Class C and Investor Shares

G. Line of Credit Facility — As of March 31, 2025, the Funds participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the fiscal year ended March 31, 2025, the Funds did not have any borrowings under the facility. Prior to April 16, 2024, the facility was $1,110,000,000. The facility was changed to $1,300,000,000 on April 14, 2025.

H. Other Transactions with Affiliates — As of March 31, 2025, The Goldman Sachs Group, Inc. was the beneficial owner of the following funds:

Fund	Service

Dynamic Municipal Income Fund	17%

A Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees.

For the fiscal year ended March 31, 2025, the purchase and sale transactions and related net realized gain (loss) for the Funds with an affiliated fund in compliance with Rule 17a-7 under the Act were as follows:

Fund	Purchases	Sales	Net Realized Gain/(Loss)

Goldman Sachs Dynamic Municipal Income Fund	$195,167,781	$104,517,834	$(3,921,815)

Goldman Sachs High Yield Municipal Fund	92,849,479	160,320,935	(355,903)

Goldman Sachs Municipal Income Completion Fund	6,351,972	14,751,767	(725,534)

Goldman Sachs Short Duration Tax-Free Fund	46,217,639	60,996,334	(852,847)

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended March 31, 2025, were as follows:

Fund	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities (Excluding U.S. Government and Agency Obligations)

Goldman Sachs Dynamic Municipal Income Fund	$4,793,850,609	$2,795,130,201

Goldman Sachs High Yield Municipal Fund	3,293,689,372	2,031,816,288

Goldman Sachs Municipal Income Completion Fund	120,839,832	64,843,454

Goldman Sachs Short Duration Tax-Free Fund	2,042,812,362	2,083,830,154

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GOLDMAN SACHS MUNICIPAL FUNDS

7. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended March 31, 2025 were as follows:

	Dynamic Municipal Income Fund	High Yield Municipal Fund	Municipal Income Completion Fund	Short Duration Tax- Free Fund

Distributions paid from:

Ordinary Income	$15,820,260	$28,432,678	$621,546	$4,122,843

Tax-Exempt income	353,695,911	474,028,723	9,028,166	144,655,872

Total taxable distributions	$369,516,171	$502,461,401	$9,649,712	$148,778,715

The tax character of distributions paid during the fiscal year ended March 31, 2024 were as follows:

	Dynamic Municipal Income Fund	High Yield Municipal Fund	Municipal Income Completion Fund	Short Duration Tax- Free Fund

Distributions paid from:

Ordinary Income	$14,508,849	$28,757,775	$509,248	$3,863,738

Tax-Exempt income	281,690,208	394,426,986	7,145,371	161,042,417

Total taxable distributions	$296,199,057	$423,184,761	$7,654,619	$164,906,155

As of March 31, 2025, the components of accumulated earnings (losses) on a tax-basis were as follow:

	Dynamic Municipal Income Fund	High Yield Municipal Fund	Municipal Income Completion Fund	Short Duration Tax-Free Fund

Undistributed Tax Exempt income — net	$31,747,038	$189,422,362	$411,805	$26,592,611

Capital loss carryforwards:

Perpetual Short-Term	(340,528,942)	(360,724,624)	(3,167,892)	(260,801,440)

Perpetual Long-Term	(251,644,336)	(394,548,103)	(11,554,144)	(243,888,242)

Total capital loss carryforwards	(592,173,278)	(755,272,727)	(14,722,036)	(504,689,682)

Timing differences (Post October Loss Deferral, Defaulted Bond Income and Distributions Payable)	(30,946,679)	(46,889,125)	(568,378)	(3,647,518)

Unrealized gains (losses) — net	(211,376,798)	(234,210,677)	(7,076,590)	8,990,686

Total accumulated earnings (losses) — net	$(802,749,717)	$(846,950,167)	$(21,955,199)	$(472,753,903)

As of March 31, 2025, the Funds’ aggregate securities unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Dynamic Municipal Income Fund	High Yield Municipal Fund	Municipal Income Completion Fund	Short Duration Tax- Free Fund

Tax Cost	$11,237,653,644	$12,087,462,959	$248,096,299	$4,870,198,002

Gross unrealized gain	121,639,059	372,211,835	3,317,508	41,166,579

Gross unrealized loss	(333,015,857)	(606,422,512)	(10,394,098)	(32,175,893)

Net unrealized gain (loss)	$(211,376,798)	$(234,210,677)	$(7,076,590)	$8,990,686

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures contracts, and differences in the tax treatment of market discount accretion and premium amortization.

279

GOLDMAN SACHS MUNICIPAL FUNDS

Notes to Financial Statements (continued) March 31, 2025

7. TAX INFORMATION (continued)

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit/Default Risk — An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.

Geographic and Sector Risk — If a Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund’s performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation,

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GOLDMAN SACHS MUNICIPAL FUNDS

8. OTHER RISKS (continued)

rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. A Fund may be more sensitive to adverse economic, business, political, environmental or other developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.

Non-Investment Grade Fixed Income Securities Risk — Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity. A Fund may purchase the securities of issuers that are in default.

State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

Tax Risk — Any proposed or actual changes in income tax rates or the tax-exempt status of interest income from Municipal Securities can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities. Such changes may affect a Fund’s net asset value and ability to acquire and dispose of Municipal Securities at desirable yield and price levels.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

The Funds adopted Fund Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within each Fund’s financial statements.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS MUNICIPAL FUNDS

Notes to Financial Statements (continued) March 31, 2025

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Dynamic Municipal Income Fund

	For the Fiscal Year Ended March 31, 2025		For the Fiscal Year Ended March 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	19,554,589	$300,678,168	16,340,497	$245,887,137

Reinvestment of distributions	1,879,142	28,833,693	1,825,986	27,420,890

Shares redeemed	(17,449,772)	(268,052,238)	(22,029,752)	(330,947,216)

	3,983,959	61,459,623	(3,863,269)	(57,639,189)

Class C Shares

Shares sold	1,112,124	17,102,199	1,029,038	15,509,811

Reinvestment of distributions	135,195	2,075,194	147,417	2,214,055

Shares redeemed	(2,168,710)	(33,325,946)	(2,297,080)	(34,482,948)

	(921,391)	(14,148,553)	(1,120,625)	(16,759,082)

Institutional Shares

Shares sold	157,854,868	2,421,885,823	148,083,809	2,222,365,511

Reinvestment of distributions	10,533,432	161,562,864	8,229,201	123,580,623

Shares redeemed	(74,007,694)	(1,135,366,111)	(112,005,205)	(1,662,472,754)

	94,380,606	1,448,082,576	44,307,805	683,473,380

Service Shares

Shares sold	—	—	—	—

Reinvestment of distributions	8	128	8	118

Shares redeemed	—	—	—	—

	8	128	8	118

Investor Shares

Shares sold	47,586,288	730,267,359	55,441,884	832,197,935

Reinvestment of distributions	4,292,454	65,797,659	3,420,000	51,311,349

Shares redeemed	(28,749,982)	(440,901,475)	(41,176,939)	(614,386,158)

	23,128,760	355,163,543	17,684,945	269,123,126

Class R6 Shares

Shares sold	5,928,998	91,118,736	4,657,742	70,056,696

Reinvestment of distributions	362,291	5,559,745	265,648	3,989,732

Shares redeemed	(2,877,321)	(44,109,081)	(3,536,650)	(52,874,929)

	3,413,968	52,569,400	1,386,740	21,171,499

Class P Shares

Shares sold	29,027,821	445,725,407	55,801,641	833,757,724

Reinvestment of distributions	4,653,934	71,411,904	4,148,010	62,334,526

Shares redeemed	(27,736,621)	(425,373,502)	(48,926,470)	(733,881,986)

	5,945,134	91,763,809	11,023,181	162,210,264

NET INCREASE IN SHARES	129,931,044	$1,994,890,526	69,418,785	$1,061,580,116

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GOLDMAN SACHS MUNICIPAL FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	High Yield Municipal Fund

	For the Fiscal Year Ended March 31, 2025		For the Fiscal Year Ended March 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	11,620,214	$108,099,184	13,436,266	$120,078,219

Reinvestment of distributions	1,662,064	15,425,983	1,708,357	15,271,578

Shares redeemed	(13,308,768)	(123,490,314)	(18,046,488)	(161,369,349)

	(26,490)	34,853	(2,901,865)	(26,019,552)

Class C Shares

Shares sold	1,219,494	11,353,349	1,796,698	15,945,956

Reinvestment of distributions	203,708	1,890,859	199,523	1,784,211

Shares redeemed	(1,669,484)	(15,529,549)	(1,810,204)	(16,094,652)

	(246,282)	(2,285,341)	186,017	1,635,515

Institutional Shares

Shares sold	109,079,059	1,013,114,800	119,482,294	1,064,639,555

Reinvestment of distributions	9,415,183	87,408,491	7,571,120	67,713,713

Shares redeemed	(69,304,555)	(642,644,825)	(89,438,341)	(785,187,139)

	49,189,687	457,878,466	37,615,073	347,166,129

Investor Shares

Shares sold	33,981,894	315,853,575	48,629,342	432,937,780

Reinvestment of distributions	3,535,402	32,850,976	2,852,522	25,559,484

Shares redeemed	(28,489,374)	(264,647,052)	(31,051,748)	(274,592,364)

	9,027,922	84,057,499	20,430,116	183,904,900

Class R6 Shares

Shares sold	1,652,308	15,397,739	937,452	8,434,294

Reinvestment of distributions	107,682	998,648	84,140	751,132

Shares redeemed	(698,778)	(6,482,384)	(641,905)	(5,746,092)

	1,061,212	9,914,003	379,687	3,439,334

Class P Shares

Shares sold	177,814,074	1,649,917,482	347,781,337	3,115,780,787

Reinvestment of distributions	37,637,706	349,013,544	33,610,141	300,130,640

Shares redeemed	(121,299,514)	(1,125,012,034)	(284,936,374)	(2,498,563,262)

	94,152,266	873,918,992	96,455,104	917,348,165

NET INCREASE IN SHARES	153,158,315	$1,423,518,472	152,164,132	$1,427,474,491

	Municipal Income Completion Fund

	For the Fiscal Year Ended March 31, 2025		For the Fiscal Year Ended March 31, 2024

	Shares	Dollars	Shares	Dollars

Separate Account Institutional Shares

Shares sold	9,148,315	$89,555,230	5,423,228	$51,813,634

Reinvestment of distributions	943,550	9,237,896	803,990	7,572,492

Shares redeemed	(4,614,623)	(45,097,603)	(6,078,833)	(57,257,131)

NET INCREASE IN SHARES	5,477,242	$53,695,523	148,385	$2,128,995

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GOLDMAN SACHS MUNICIPAL FUNDS

Notes to Financial Statements (continued) March 31, 2025

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short Duration Tax-Free Fund

	For the Fiscal Year Ended March 31, 2025		For the Fiscal Year Ended March 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	1,732,981	$17,948,251	1,611,226	$16,529,789

Reinvestment of distributions	218,532	2,263,012	270,644	2,777,769

Shares redeemed	(3,829,549)	(39,701,773)	(5,318,734)	(54,618,840)

	(1,878,036)	(19,490,510)	(3,436,864)	(35,311,282)

Class C Shares

Shares sold	110,000	1,139,450	105,733	1,082,327

Reinvestment of distributions	11,979	123,920	15,935	163,368

Shares redeemed	(290,271)	(3,001,009)	(433,724)	(4,449,068)

	(168,292)	(1,737,639)	(312,056)	(3,203,373)

Institutional Shares

Shares sold	20,581,253	212,959,704	22,877,510	234,681,518

Reinvestment of distributions	1,762,927	18,232,932	1,858,352	19,045,388

Shares redeemed	(25,307,579)	(261,755,732)	(81,302,364)	(834,773,208)

	(2,963,399)	(30,563,096)	(56,566,502)	(581,046,302)

Service Shares

Shares sold	—	—	—	—

Reinvestment of distributions	212	2,193	251	2,575

Shares redeemed	(1,066)	(10,982)	(3,421)	(35,177)

	(854)	(8,789)	(3,170)	(32,602)

Investor Shares

Shares sold	2,304,504	23,865,705	3,203,546	32,689,848

Reinvestment of distributions	218,776	2,262,786	269,027	2,758,414

Shares redeemed	(3,682,000)	(38,139,804)	(7,307,732)	(74,969,651)

	(1,158,720)	(12,011,313)	(3,835,159)	(39,521,389)

Class R6 Shares

Shares sold	8,128,354	84,060,354	46,754,456	480,331,210

Reinvestment of distributions	67,739	700,097	67,517	691,470

Shares redeemed	(12,426,749)	(128,370,190)	(21,549,514)	(220,518,430)

	(4,230,656)	(43,609,739)	25,272,459	260,504,250

Class P Shares

Shares sold	131,608,575	1,363,105,908	90,003,854	923,911,613

Reinvestment of distributions	10,490,515	108,455,112	11,733,147	120,185,567

Shares redeemed	(140,866,637)	(1,456,007,632)	(208,095,841)	(2,129,817,737)

	1,232,453	15,553,388	(106,358,840)	(1,085,720,557)

NET DECREASE IN SHARES	(9,167,504)	$(91,867,698)	(145,240,132)	$(1,484,331,255)

284

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs Dynamic Municipal Income Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs Municipal Income Completion Fund, and Goldman Sachs Short Duration Tax-Free Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Goldman Sachs Dynamic Municipal Income Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs Municipal Income Completion Fund and Goldman Sachs Short Duration Tax-Free Fund (four of the funds constituting Goldman Sachs Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2025, the related statements of operations for the year ended March 31, 2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2025 and each of the financial highlights for each of the five years in the period ended March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

May 23, 2025

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

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GOLDMAN SACHS MUNICIPAL FUNDS

Goldman Sachs Municipal Fixed Income Funds — Tax Information (Unaudited)

During the period ended March 31, 2025, 95.72%, 94.34%, 93.56%, and 97.23% of the distributions from net investment income paid by the Dynamic Municipal Income Fund, High Yield Municipal Fund, Municipal Income Completion Fund and Short Duration Tax-Free Fund, respectively, were exempt-interest dividends and as such, are not subject to U.S. Federal income tax.

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**TRUSTEES**
Gregory G. Weaver, *Chair*
Cheryl K. Beebe
Dwight L. Bush
Kathryn A. Cassidy
John G. Chou
Joaquin Delgado
Eileen H. Dowling
Lawrence Hughes
John F. Killian
Steven D. Krichmar
Michael Latham
James A. McNamara
Lawrence W. Stranghoener

**OFFICERS**
James A. McNamara, *President*
Joseph F. DiMaria, *Principal Financial Officer, Principal Accounting Officer and Treasurer*
Robert Griffith, *Secretary*

**GOLDMAN SACHS & CO. LLC**
Distributor and Transfer Agent

© 2025 Goldman Sachs. All rights reserved. TFFIAR-25

TRUSTEES OFFICERSGregory G. Weaver, Chair James A. McNamara, President Cheryl K. Beebe Joseph F. DiMaria, Principal Financial Officer, Dwight L. Bush Principal Accounting Officer and Treasurer Kathryn A. Cassidy Robert Griffith, Secretary John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 © 2025 Goldman Sachs. All rights reserved. TFFIAR-25

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	June 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	June 5, 2025

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	June 5, 2025